See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .8%
Aerospace & Defense -
2 .2%
General Dynamics Corp. 3,071 $ 956,954
Lockheed Martin Corp. 2,739 1,153,064
Northrop Grumman Corp. 1,826 1,052,890
3,162,908
Banks -
0 .4%
JPMorgan Chase & Co. 2,003 593,369
Beverages -
1 .6%
PepsiCo, Inc. 17,015 2,346,709
Biotechnology -
4 .2%
AbbVie, Inc. 3,047 575,944
Alkermes plc* 29,880 791,521
Biogen, Inc.* 5,478 701,184
Gilead Sciences, Inc. 15,106 1,696,253
Madrigal Pharmaceuticals, Inc.* 2,407 728,142
Neurocrine Biosciences, Inc.* 5,976 766,302
Regeneron Pharmaceuticals, Inc. 1,245 679,098
5,938,444
Broadline Retail -
0 .5%
Dillard's, Inc., Class A 1,577 736,349
Capital Markets -
1 .1%
CME Group, Inc. 3,403 946,987
FactSet Research Systems, Inc. 1,577 635,373
1,582,360
Chemicals -
0 .8%
Corteva, Inc. 12,616 909,992
Ecolab, Inc. 664 173,809
1,083,801
Commercial Services & Supplies -
0 .5%
Republic Services, Inc. 3,320 765,758
Consumer Staples Distribution & Retail -
0 .7%
Costco Wholesale Corp. 996 935,881
Containers & Packaging -
1 .7%
AptarGroup, Inc. 6,723 1,056,452
Avery Dennison Corp. 3,652 612,696
Packaging Corp. of America 4,150 804,063
2,473,211
Diversified Consumer Services -
0 .5%
Service Corp. International(a) 9,296 709,378
Diversified Telecommunication Services -
3 .0%
AT&T, Inc. 44,156 1,210,316
Iridium Communications, Inc.(a) 32,204 787,710
Verizon Communications, Inc. 52,290 2,235,920
4,233,946
Investments Shares Value
Electric Utilities -
4 .2%
Alliant Energy Corp. 9,877 $ 642,104
American Electric Power Co., Inc.(a) 7,719 873,328
Duke Energy Corp. 10,790 1,312,496
Evergy, Inc. 10,292 728,674
FirstEnergy Corp. 10,043 428,936
Pinnacle West Capital Corp.(a) 7,802 707,017
Southern Co. (The)(a) 14,359 1,356,638
6,049,193
Electronic Equipment, Instruments & Components -
0 .4%
Teledyne Technologies, Inc.* 1,162 640,285
Entertainment -
0 .3%
Electronic Arts, Inc. 2,525 385,037
Financial Services -
7 .7%
Berkshire Hathaway, Inc., Class B* 5,063 2,389,128
Jack Henry & Associates, Inc. 3,984 676,543
Mastercard, Inc., Class A 5,063 2,868,038
Visa, Inc., Class A 14,608 5,046,626
10,980,335
Food Products -
3 .5%
Cal-Maine Foods, Inc. 10,458 1,162,302
Conagra Brands, Inc. 31,042 566,827
General Mills, Inc.(a) 13,778 674,846
Hershey Co. (The) 4,399 818,786
Hormel Foods Corp. 23,240 652,812
Kellanova 13,197 1,053,516
4,929,089
Ground Transportation -
0 .7%
Landstar System, Inc. 7,055 940,925
Health Care Equipment & Supplies -
0 .6%
Abbott Laboratories 1,328 167,580
Becton Dickinson & Co. 3,735 665,764
833,344
Health Care Providers & Services -
1 .2%
Cencora, Inc. 1,131 323,557
Chemed Corp. 1,826 752,860
Encompass Health Corp. 5,893 648,878
1,725,295
Hotels, Restaurants & Leisure -
2 .4%
McDonald's Corp. 8,881 2,664,922
Restaurant Brands International, Inc.
(a) 10,541 715,312
Texas Roadhouse, Inc., Class A 166 30,732
3,410,966
Household Products -
3 .3%
Clorox Co. (The) 2,090 262,420

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Products
(continued)
Procter & Gamble Co. (The) 29,050 $ 4,371,154
4,633,574
Insurance -
5 .0%
Allstate Corp. (The) 3,984 809,748
American Financial Group, Inc. 2,873 358,838
Assurant, Inc.(a) 3,569 668,474
Chubb Ltd. 3,320 883,253
Hanover Insurance Group, Inc. (The) 4,150 712,264
Markel Group, Inc.* 166 333,376
RenaissanceRe Holdings Ltd.(a) 2,905 708,065
Travelers Cos., Inc. (The) 3,071 799,197
W R Berkley Corp. 10,126 696,770
Willis Towers Watson plc(a) 3,569 1,127,126
7,097,111
Interactive Media & Services -
3 .1%
Alphabet, Inc., Class A 6,059 1,162,722
Alphabet, Inc., Class C 4,150 800,369
Meta Platforms, Inc., Class A 3,237 2,503,625
4,466,716
IT Services -
2 .7%
Amdocs Ltd. 11,703 998,968
International Business Machines
Corp. 11,122 2,815,534
3,814,502
Leisure Products -
0 .7%
Hasbro, Inc. 14,027 1,054,269
Life Sciences Tools & Services -
0 .9%
QIAGEN NV(a) 24,734 1,220,376
Media -
0 .4%
Fox Corp., Class A 11,205 624,791
Metals & Mining -
2 .3%
Agnico Eagle Mines Ltd. 10,873 1,352,166
Newmont Corp. 15,687 974,163
Royal Gold, Inc. 6,142 930,022
3,256,351
Multi-Utilities -
2 .2%
CMS Energy Corp. 10,541 777,926
Consolidated Edison, Inc. 7,470 773,145
DTE Energy Co. 5,478 758,210
WEC Energy Group, Inc. 7,221 787,666
3,096,947
Oil, Gas & Consumable Fuels -
3 .2%
Cheniere Energy, Inc. 1,577 371,983
Coterra Energy, Inc. 26,560 647,798
DT Midstream, Inc. 6,972 716,234
Exxon Mobil Corp. 17,430 1,945,885
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Scorpio Tankers, Inc. 19,173 $ 866,811
4,548,711
Pharmaceuticals -
6 .5%
Eli Lilly & Co. 4,399 3,255,568
Johnson & Johnson 22,244 3,664,477
Merck & Co., Inc. 30,627 2,392,581
9,312,626
Professional Services -
1 .9%
Automatic Data Processing, Inc. 4,897 1,515,621
FTI Consulting, Inc.* 4,150 690,353
Verisk Analytics, Inc. 2,003 558,256
2,764,230
Semiconductors & Semiconductor Equipment -
8 .1%
Analog Devices, Inc. 522 117,257
Broadcom, Inc. 4,897 1,438,249
NVIDIA Corp. 50,630 9,005,558
Texas Instruments, Inc. 4,980 901,679
11,462,743
Software -
12 .4%
Appfolio, Inc., Class A* 1,479 395,455
CCC Intelligent Solutions Holdings,
Inc.*(a) 52,954 512,065
Check Point Software Technologies
Ltd.* 4,897 911,821
Commvault Systems, Inc.* 3,984 756,761
Microsoft Corp. 21,995 11,734,332
Roper Technologies, Inc. 2,075 1,142,080
ServiceNow, Inc.* 415 391,395
Tyler Technologies, Inc.* 1,909 1,115,925
Zoom Communications, Inc., Class
A*(a) 8,715 645,346
17,605,180
Specialty Retail -
2 .5%
AutoZone, Inc.* 318 1,198,345
Home Depot, Inc. (The) 1,494 549,060
Murphy USA, Inc.(a) 1,566 567,643
TJX Cos., Inc. (The) 9,960 1,240,319
Tractor Supply Co. 1,044 59,456
3,614,823
Technology Hardware, Storage & Peripherals -
4 .3%
Apple, Inc. 29,465 6,116,050
Wireless Telecommunication Services -
1 .1%
T-Mobile US, Inc. 6,474 1,543,466
Total Common Stocks
(Cost $120,252,164) 140,689,049

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 5 .1% (b)
REPURCHASE AGREEMENTS - 5 .1%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$5,210,148, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $5,292,762 $ 5,209,520 $ 5,209,520
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,123, collateralized by
various Common Stocks; total
market value $1,086,705 1,000,000 1,000,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,124, collateralized by
various Common Stocks; total
market value $1,103,423 1,000,000 1,000,000
7,209,520
Total Securities Lending Reinvestments
(Cost $7,209,520) 7,209,520
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0 .1% (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.22%, 11/28/2025
(Cost $114,411) $ 116,000 $ 114,384
Total Investments - 104.0%
(Cost $127,576,095) 148,012,953
Liabilities in excess of other assets - (4.0%) (5,639,068)
NET ASSETS - 100.0% $142,373,885
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $8,846,646, collateralized in the form of cash
with a value of $7,209,520 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $1,937,567
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 4.88%,
and maturity dates ranging from August 31, 2025 – May
15, 2054; a total value of $9,147,087.
(b) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $7,209,520.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of July 31,
2025.
Percentages shown are based on Net Assets.
Futures Contracts
FlexShares
®
US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 52 09/19/2025 USD $ 1,657,305 $ 63,580
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .8%
Securities Lending Reinvestments 5 .1
Short-Term Investments 0 .1
Others
(1)
( 4 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .9%
Aerospace & Defense -
0 .7%
Kongsberg Gruppen ASA 12,730 $ 383,071
Automobile Components -
0 .4%
Bridgestone Corp. 6,300 256,655
Automobiles -
0 .9%
Ferrari NV 1,178 519,492
Banks -
12 .4%
Bank Hapoalim BM 31,122 587,104
Bank Leumi Le-Israel BM 32,680 607,536
BOC Hong Kong Holdings Ltd. 114,000 512,637
CaixaBank SA 32,110 303,200
Danske Bank A/S 5,206 208,005
DBS Group Holdings Ltd. 22,400 827,212
Hang Seng Bank Ltd. 16,000 233,580
HSBC Holdings plc 16,036 195,830
Japan Post Bank Co. Ltd. 42,100 474,165
Mitsubishi UFJ Financial Group, Inc. 1,600 22,438
Mizrahi Tefahot Bank Ltd. 8,170 506,922
National Bank of Canada(a) 5,624 586,299
Oversea-Chinese Banking Corp. Ltd. 39,700 516,236
Royal Bank of Canada(a) 5,966 767,202
Toronto-Dominion Bank (The) 4,919 359,065
United Overseas Bank Ltd. 14,200 396,114
7,103,545
Beverages -
0 .3%
Suntory Beverage & Food Ltd. 6,200 188,190
Broadline Retail -
1 .2%
Dollarama, Inc. 3,268 447,647
Pan Pacific International Holdings
Corp.(a) 7,600 255,984
703,631
Capital Markets -
3 .4%
Deutsche Boerse AG 2,145 623,831
Japan Exchange Group, Inc. 12,000 118,011
London Stock Exchange Group plc 5,434 665,894
Singapore Exchange Ltd. 42,500 524,145
1,931,881
Chemicals -
3 .4%
Air Liquide SA 4,940 977,025
Asahi Kasei Corp. 62,500 438,345
Covestro AG*(b) 494 34,139
Givaudan SA (Registered) 114 478,855
1,928,364
Commercial Services & Supplies -
2 .1%
Brambles Ltd. 20,672 318,234
Dai Nippon Printing Co. Ltd. 13,900 215,249
Investments Shares Value
Commercial Services & Supplies
(continued)
GFL Environmental, Inc. 1,824 $ 92,061
Secom Co. Ltd. 12,800 460,645
TOPPAN Holdings, Inc. 3,700 100,629
1,186,818
Construction & Engineering -
0 .5%
ACS Actividades de Construccion y
Servicios SA(a) 4,082 282,192
Consumer Staples Distribution & Retail -
2 .2%
Alimentation Couche-Tard, Inc. 5,527 287,833
Koninklijke Ahold Delhaize NV 10,830 428,884
Loblaw Cos. Ltd. 1,748 283,299
Metro, Inc., Class A 3,306 253,351
1,253,367
Containers & Packaging -
0 .5%
CCL Industries, Inc., Class B 4,805 269,175
Diversified Consumer Services -
0 .4%
Pearson plc 14,136 200,631
Diversified Telecommunication Services -
4 .9%
Deutsche Telekom AG (Registered) 25,612 922,812
Elisa OYJ 4,256 219,984
HKT Trust & HKT Ltd. 142,000 223,582
Koninklijke KPN NV 105,032 471,240
Orange SA 21,584 329,674
Singapore Telecommunications Ltd. 58,700 175,555
Telstra Group Ltd. 81,016 259,246
TELUS Corp. 13,756 222,078
2,824,171
Electric Utilities -
4 .4%
Chubu Electric Power Co., Inc. 18,000 220,732
CK Infrastructure Holdings Ltd. 30,500 215,054
CLP Holdings Ltd. 27,500 238,742
Fortis, Inc. 5,642 276,683
Hydro One Ltd.(b) 6,612 234,341
Iberdrola SA(a) 42,521 747,288
Origin Energy Ltd. 22,458 168,743
Power Assets Holdings Ltd.(a) 66,500 437,968
2,539,551
Entertainment -
0 .4%
Universal Music Group NV(a) 7,980 231,808
Financial Services -
0 .0% (c)
HAL Trust 169 24,101
Food Products -
3 .8%
Ajinomoto Co., Inc. 4,200 111,771
Chocoladefabriken Lindt & Spruengli
AG 20 295,056
Danone SA 7,562 622,128

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Nestle SA (Registered) 10,260 $ 898,326
WH Group Ltd.(b) 266,000 268,033
2,195,314
Gas Utilities -
1 .6%
Hong Kong & China Gas Co. Ltd. 510,000 455,426
Osaka Gas Co. Ltd. 9,100 230,380
Tokyo Gas Co. Ltd. 7,000 234,845
920,651
Ground Transportation -
2 .7%
Canadian National Railway Co. 5,890 551,190
Canadian Pacific Kansas City Ltd.(a) 1,064 78,421
Central Japan Railway Co. 10,200 237,963
East Japan Railway Co. 11,800 252,317
Tokyu Corp.(a) 17,700 200,646
West Japan Railway Co.(a) 9,600 211,845
1,532,382
Health Care Equipment & Supplies -
0 .8%
BioMerieux 1,651 237,718
Cochlear Ltd. 950 194,825
Fisher & Paykel Healthcare Corp.
Ltd. 1,786 38,801
471,344
Hotels, Restaurants & Leisure -
1 .8%
Compass Group plc 19,397 684,079
Flutter Entertainment plc* 587 177,427
Sodexo SA 3,306 197,897
1,059,403
Household Durables -
0 .0% (c)
Sony Group Corp. 1,000 24,466
Household Products -
0 .4%
Unicharm Corp.(a) 29,300 203,647
Industrial Conglomerates -
1 .5%
Jardine Matheson Holdings Ltd. 500 27,265
Keppel Ltd. 40,800 266,371
Sekisui Chemical Co. Ltd. 24,700 432,059
Siemens AG (Registered) 473 121,754
847,449
Insurance -
6 .7%
Admiral Group plc 4,180 189,070
Allianz SE (Registered) 38 15,101
Fairfax Financial Holdings Ltd. 327 579,652
Great-West Lifeco, Inc. 1,803 67,853
Insurance Australia Group Ltd. 41,551 234,620
Intact Financial Corp. 2,090 432,951
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,482 976,346
Sampo OYJ, Class A 47,500 511,911
Investments Shares Value
Insurance
(continued)
Tryg A/S(a) 8,968 $ 217,190
Zurich Insurance Group AG 903 618,940
3,843,634
IT Services -
1 .4%
CGI, Inc. 3,876 374,493
Obic Co. Ltd. 6,400 230,493
Otsuka Corp. 10,300 196,254
801,240
Leisure Products -
0 .4%
Bandai Namco Holdings, Inc. 2,000 65,225
Shimano, Inc. 1,700 187,232
252,457
Machinery -
1 .2%
Kone OYJ, Class B 7,486 462,163
Schindler Holding AG(a) 532 193,395
Schindler Holding AG (Registered) 76 26,814
682,372
Marine Transportation -
1 .0%
Kawasaki Kisen Kaisha Ltd.(a) 12,600 179,378
Kuehne + Nagel International AG
(Registered)(a) 1,841 376,906
556,284
Metals & Mining -
0 .7%
Nippon Steel Corp.(a) 12,700 246,371
Wheaton Precious Metals Corp. 1,955 179,189
425,560
Multi-Utilities -
0 .8%
Engie SA 20,026 449,705
Oil, Gas & Consumable Fuels -
4 .3%
Eni SpA 19,418 331,373
Galp Energia SGPS SA 19,038 364,219
Idemitsu Kosan Co. Ltd. 6,700 43,131
Imperial Oil Ltd.(a) 2,867 239,575
Pembina Pipeline Corp. 6,819 254,008
Shell plc 13,528 485,331
TotalEnergies SE 12,198 726,262
2,443,899
Passenger Airlines -
2 .3%
ANA Holdings, Inc. 21,100 393,693
Cathay Pacific Airways Ltd.(a) 309,000 460,548
Japan Airlines Co. Ltd. 22,500 449,865
Singapore Airlines Ltd. 5,500 28,828
1,332,934
Personal Care Products -
3 .8%
Beiersdorf AG 1,786 222,814
Kao Corp. 11,300 511,333
Unilever plc 24,396 1,423,098
2,157,245

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals -
9 .1%
AstraZeneca plc 1,727 $ 258,802
GSK plc 17,100 320,883
Novartis AG (Registered) 12,806 1,485,373
Novo Nordisk A/S, Class B 15,998 771,700
Otsuka Holdings Co. Ltd. 10,800 524,086
Roche Holding AG 684 216,559
Sanofi SA 12,312 1,110,990
Shionogi & Co. Ltd. 29,800 504,142
5,192,535
Professional Services -
2 .9%
RELX plc 4,180 217,724
SGS SA (Registered) 4,142 422,335
Thomson Reuters Corp.(a) 2,660 535,021
Wolters Kluwer NV 3,078 481,584
1,656,664
Real Estate Management & Development -
2 .5%
Daiwa House Industry Co. Ltd. 7,600 252,702
Mitsui Fudosan Co. Ltd. 31,200 281,638
Sino Land Co. Ltd. 10,190 11,748
Sun Hung Kai Properties Ltd.(a) 35,000 416,879
Swiss Prime Site AG (Registered) 3,306 458,415
1,421,382
Semiconductors & Semiconductor Equipment -
0 .7%
ASML Holding NV 587 411,912
Software -
2 .4%
Constellation Software, Inc. 95 328,470
Nice Ltd.* 1,140 179,169
Oracle Corp. Japan 3,800 414,226
SAP SE 1,672 479,953
1,401,818
Specialty Retail -
0 .5%
Industria de Diseno Textil SA 1,862 89,317
Nitori Holdings Co. Ltd.(a) 2,200 189,235
278,552
Technology Hardware, Storage & Peripherals -
0 .5%
Canon, Inc.(a) 10,500 300,010
Textiles, Apparel & Luxury Goods -
0 .2%
LVMH Moet Hennessy Louis Vuitton
SE 38 20,544
Pandora A/S 418 69,593
90,137
Tobacco -
0 .7%
Japan Tobacco, Inc. 14,100 404,557
Trading Companies & Distributors -
2 .5%
Bunzl plc 5,033 150,126
Ferguson Enterprises, Inc. 2,356 526,166
Investments Shares Value
Trading Companies & Distributors
(continued)
Mitsubishi Corp. 38,000 $ 754,470
1,430,762
Transportation Infrastructure -
1 .6%
Aena SME SA(b) 18,240 492,583
Flughafen Zurich AG (Registered) 798 226,021
Getlink SE 10,733 195,323
913,927
Wireless Telecommunication Services -
2 .0%
KDDI Corp. 35,800 591,255
SoftBank Corp. 368,600 535,406
1,126,661
Total Common Stocks
(Cost $50,244,160) 56,655,546
Number of
Warrants
WARRANTS - 0 .0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ 28 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .8% (d)
REPURCHASE AGREEMENTS - 1 .8%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$982,973, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $998,560 $ 982,855 982,855
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$50,006, collateralized by various
Common Stocks; total market
value $54,336 50,000 50,000
1,032,855
Total Securities Lending Reinvestments
(Cost $1,032,855) 1,032,855
Total Investments - 100.7%
(Cost $51,277,015) 57,688,401
Liabilities in excess of other assets - (0.7%) (386,039)
NET ASSETS - 100.0% $57,302,362

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $3,802,771, collateralized in the form of cash
with a value of $1,032,855 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $2,633,803
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 7, 2025 –
February 15, 2055 and $457,320 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.00%, and maturity dates
ranging from October 22, 2025 – June 30, 2120; a total
value of $4,123,978.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $1,032,855.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
Futures Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
MSCI EAFE E-Mini Index 4 09/19/2025 USD $ 522,680 $ (2,303)
Forward Foreign Currency Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
ILS 73,522 JPMorgan Chase Bank NA USD 20,382 09/17/2025 $ 1,298
USD 70,888 Morgan Stanley AUD 109,288 09/17/2025 462
USD 224,022 Morgan Stanley CHF 179,993 09/17/2025 1,103
USD 21,310 Morgan Stanley DKK 137,190 09/17/2025 194
USD 214,812 JPMorgan Chase Bank NA EUR 185,420 09/17/2025 1,944
USD 96,039 Bank of Montreal GBP 70,939 09/17/2025 2,121
USD 62,896 Morgan Stanley HKD 490,000 09/17/2025 221
USD 104,638 JPMorgan Chase Bank NA JPY 14,950,000 09/17/2025 4,789
USD 13,215 Morgan Stanley NOK 131,563 09/17/2025 430
USD 17,678 Citigroup Global Markets, Inc. SEK 167,599 09/17/2025 454
Total unrealized appreciation $ 13,016
CAD 211,112 Bank of New York Mellon (The) USD 155,653 09/17/2025 $ (2,615)
SGD 16,357 Morgan Stanley USD 12,819 09/17/2025 (166)
Total unrealized depreciation $ (2,781)
Net unrealized appreciation $ 10,235
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations: (continued)
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 2 .1%
Canada 13 .4
Denmark 2 .2
Finland 2 .1
France 8 .5
Germany 5 .9
Hong Kong 6 .1
Israel 3 .3
Italy 0 .6
Japan 21 .2
Netherlands 4 .5
New Zealand 0 .1
Norway 0 .7
Portugal 0 .6
Singapore 4 .8
Spain 3 .3
Switzerland 9 .9
United Kingdom 9 .6
Other
1
1 .1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .9%
Warrants –
Securities Lending Reinvestments 1 .8
Others
(1)
( 0 .7 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.1%
Aerospace & Defense -
0.7%
Aselsan Elektronik Sanayi ve Ticaret
A/S 20,810 $ 95,866
Automobile Components -
1.9%
Balkrishna Industries Ltd. 90 2,750
Bosch Ltd. 15 6,915
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 10,800 78,076
Hyundai Mobis Co. Ltd. 465 98,747
MRF Ltd. 45 75,949
262,437
Automobiles -
1.3%
Bajaj Auto Ltd. 175 15,998
Hero MotoCorp Ltd. 1,365 66,392
Maruti Suzuki India Ltd. 650 93,554
175,944
Banks -
16.2%
Agricultural Bank of China Ltd., Class
H 110,000 72,166
Banco BBVA Peru SA 8,733 3,458
Bank Central Asia Tbk. PT 224,500 112,898
Bank of China Ltd., Class H 295,000 170,611
BDO Unibank, Inc. 27,100 66,295
Boubyan Bank KSCP 33,365 76,870
Chang Hwa Commercial Bank Ltd. 126,000 78,097
China CITIC Bank Corp. Ltd., Class
H 22,000 20,487
China Construction Bank Corp.,
Class H 223,000 228,681
Chongqing Rural Commercial Bank
Co. Ltd., Class H 125,000 99,204
Dubai Islamic Bank PJSC 51,645 140,322
First Financial Holding Co. Ltd. 135,000 133,881
HDFC Bank Ltd. 5,035 116,002
Hong Leong Bank Bhd. 22,000 98,007
Hong Leong Financial Group Bhd. 16,000 60,549
ICICI Bank Ltd. 6,330 107,048
Industrial & Commercial Bank of
China Ltd., Class H 180,000 138,038
Itau Unibanco Holding SA
(Preference) 3,000 18,841
Kuwait Finance House KSCP 45,960 121,208
Malayan Banking Bhd. 37,500 82,562
Mega Financial Holding Co. Ltd. 45,000 64,226
National Bank of Kuwait SAKP 34,991 119,953
Public Bank Bhd. 27,500 27,145
Qatar International Islamic Bank QSC 23,880 72,998
Sberbank of Russia PJSC*‡ 12,360 —
Taiwan Cooperative Financial
Holding Co. Ltd. 25,000 21,275
2,250,822
Investments Shares Value
Beverages -
0.5%
Coca-Cola Femsa SAB de CV 8,000 $ 66,461
Broadline Retail -
3.9%
Alibaba Group Holding Ltd., ADR 3,630 437,887
PDD Holdings, Inc., ADR* 810 91,894
Prosus NV 225 12,938
Robinson PCL‡ 600 —
542,719
Chemicals -
2.9%
Asian Paints Ltd. 4,225 115,567
Berger Paints India Ltd. 15,300 98,665
Fertiglobe plc 30,795 21,798
Mesaieed Petrochemical Holding Co. 162,165 60,350
PhosAgro PJSC‡ 1,158 —
PI Industries Ltd. 120 5,823
Pidilite Industries Ltd. 2,985 97,791
Yanbu National Petrochemical Co. 1,420 11,546
411,540
Construction Materials -
1.1%
Asia Cement Corp. 27,000 36,636
LafargeHolcim Maroc SA 490 107,162
Shree Cement Ltd. 15 5,276
149,074
Consumer Finance -
1.5%
Bajaj Finance Ltd. 950 9,557
Muthoot Finance Ltd. 4,265 127,187
SBI Cards & Payment Services Ltd. 6,800 62,676
Sundaram Finance Ltd. 110 5,870
205,290
Consumer Staples Distribution & Retail -
0.6%
Nahdi Medical Co. 160 5,281
President Chain Store Corp. 8,800 75,477
80,758
Containers & Packaging -
0.0%(b)
Klabin SA (Preference) 6,000 3,944
Diversified Telecommunication Services -
4.0%
Chunghwa Telecom Co. Ltd. 22,000 95,083
Emirates Integrated
Telecommunications Co. PJSC 43,280 117,830
Itissalat Al-Maghrib 5,980 80,104
Ooredoo QPSC 8,815 32,587
Saudi Telecom Co. 7,560 84,728
Telefonica Brasil SA 15,000 84,343
Telekom Malaysia Bhd. 43,000 68,054
562,729
Electric Utilities -
2.6%
CPFL Energia SA 14,500 98,185
Korea Electric Power Corp. 5,030 139,823

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Manila Electric Co. 8,250 $ 75,948
Power Grid Corp. of India Ltd. 12,905 42,870
356,826
Electronic Equipment, Instruments & Components -
0.4%
Hon Hai Precision Industry Co. Ltd. 1,600 9,542
Synnex Technology International
Corp. 20,000 44,493
54,035
Energy Equipment & Services -
0.2%
ADNOC Drilling Co. PJSC 19,820 31,513
Entertainment -
1.0%
Krafton, Inc.* 415 98,304
NetEase, Inc., ADR 280 36,484
134,788
Food Products -
3.7%
Britannia Industries Ltd. 1,600 105,408
Marico Ltd. 10,135 82,123
Nestle India Ltd. 4,115 105,587
Nestle Malaysia Bhd. 3,500 72,281
QL Resources Bhd. 32,500 32,386
Want Want China Holdings Ltd. 155,000 111,955
509,740
Gas Utilities -
0.5%
Petronas Gas Bhd. 18,000 75,883
Ground Transportation -
0.5%
Rumo SA 23,000 67,950
Health Care Providers & Services -
1.7%
Apollo Hospitals Enterprise Ltd. 775 66,336
Bangkok Dusit Medical Services
PCL, NVDR 82,000 53,948
Bumrungrad Hospital PCL, NVDR 21,500 111,842
232,126
Hotels, Restaurants & Leisure -
1.4%
Meituan, Class B*(a) 6,000 92,943
Tongcheng Travel Holdings Ltd.(a) 26,000 65,248
Trip.com Group Ltd. 500 31,338
189,529
Independent Power and Renewable Electricity Producers
-
0.7%
Aboitiz Power Corp. 131,500 97,387
Unipro PAO*‡ 726,000 —
97,387
Industrial Conglomerates -
0.5%
Industries Qatar QSC 20,265 73,969
Investments Shares Value
Insurance -
2.6%
BB Seguridade Participacoes SA 16,000 $ 96,311
Caixa Seguridade Participacoes SA 38,000 93,531
PICC Property & Casualty Co. Ltd.,
Class H 46,000 95,633
Ping An Insurance Group Co. of
China Ltd., Class H 5,000 34,363
Porto Seguro SA 4,500 41,708
361,546
Interactive Media & Services -
4.6%
Tencent Holdings Ltd. 9,200 644,586
IT Services -
3.8%
HCL Technologies Ltd. 7,600 127,354
Infosys Ltd. 4,020 69,250
Samsung SDS Co. Ltd. 790 90,974
Tata Consultancy Services Ltd. 6,885 238,683
526,261
Life Sciences Tools & Services -
1.2%
Divi's Laboratories Ltd. 1,120 84,327
Samsung Biologics Co. Ltd.*(a) 110 84,634
168,961
Marine Transportation -
0.3%
MISC Bhd. 24,500 42,853
Metals & Mining -
0.1%
Polyus PJSC*‡ 5,460 —
Vale SA 1,700 16,233
16,233
Multi-Utilities -
1.5%
Dubai Electricity & Water Authority
PJSC 146,940 110,812
Qatar Electricity & Water Co. QSC 23,935 105,837
216,649
Office REITs -
0.0%(b)
Embassy Office Parks REIT, REIT 1,430 6,459
Oil, Gas & Consumable Fuels -
4.5%
ADNOC Logistics & Services 2,240 2,842
China Coal Energy Co. Ltd., Class H 95,000 116,904
China Shenhua Energy Co. Ltd.,
Class H 28,000 121,452
Petroleo Brasileiro SA - Petrobras
(Preference) 2,500 14,575
Petronas Dagangan Bhd. 8,500 43,008
Petronet LNG Ltd. 1,500 4,935
Qatar Fuel QSC 23,885 99,712
Rabigh Refining & Petrochemical
Co.* 32,430 61,556
Reliance Industries Ltd. 4,320 68,559
Surgutneftegas PAO (Preference)*‡ 156,600 —
Turkiye Petrol Rafinerileri A/S 3,395 14,126
United Tractors Tbk. PT 58,500 85,857
633,526

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products -
2.0%
Colgate-Palmolive India Ltd. 230 $ 5,895
Dabur India Ltd. 9,640 58,215
Godrej Consumer Products Ltd. 2,840 40,817
Hindustan Unilever Ltd. 5,935 170,817
275,744
Pharmaceuticals -
3.9%
Cipla Ltd. 6,525 115,798
Dr Reddy's Laboratories Ltd. 5,655 82,005
Lupin Ltd. 4,525 99,650
Sun Pharmaceutical Industries Ltd. 7,950 154,891
Torrent Pharmaceuticals Ltd. 1,455 62,152
Zydus Lifesciences Ltd. 2,835 31,386
545,882
Real Estate Management & Development -
0.5%
Dar Al Arkan Real Estate
Development Co.* 13,130 66,856
Emaar Properties PJSC 955 3,965
70,821
Semiconductors & Semiconductor Equipment -
11.9%
MediaTek, Inc. 1,630 74,817
Novatek Microelectronics Corp. 1,800 28,646
Taiwan Semiconductor Manufacturing
Co. Ltd. 39,300 1,527,364
United Microelectronics Corp. 15,000 20,881
1,651,708
Specialty Retail -
1.2%
Abu Dhabi National Oil Co. for
Distribution PJSC 60,575 61,184
Jarir Marketing Co. 29,520 101,125
162,309
Technology Hardware, Storage & Peripherals -
2.8%
Catcher Technology Co. Ltd. 15,000 106,541
Samsung Electronics Co. Ltd. 5,510 283,685
390,226
Textiles, Apparel & Luxury Goods -
0.6%
Page Industries Ltd. 10 5,571
Titan Co. Ltd. 2,170 82,920
88,491
Tobacco -
1.5%
ITC Ltd. 24,815 116,697
KT&G Corp. 955 90,005
206,702
Transportation Infrastructure -
2.1%
China Merchants Port Holdings Co.
Ltd. 40,000 78,777
Salik Co. PJSC 67,350 117,351
Taiwan High Speed Rail Corp. 110,000 100,427
296,555
Investments Shares Value
Water Utilities -
1.6%
Emirates Central Cooling Systems
Corp. 232,910 $ 109,699
Guangdong Investment Ltd. 130,000 115,758
225,457
Wireless Telecommunication Services -
4.6%
Advanced Info Service PCL, NVDR 9,800 87,264
Bharti Airtel Ltd. 4,910 107,298
Celcomdigi Bhd. 77,000 69,327
Etihad Etisalat Co. 1,320 21,536
Far EasTone Telecommunications
Co. Ltd. 36,500 99,910
Mobile Telecommunications Co.
KSCP 44,150 76,758
SK Telecom Co. Ltd. 2,735 110,638
Taiwan Mobile Co. Ltd. 20,000 70,693
643,424
Total Common Stocks
(Cost $11,535,794) 13,805,723
Total Investments - 99.1%
(Cost $11,535,794) 13,805,723
Other assets less liabilities - 0.9% 120,542
NET ASSETS - 100.0% $13,926,265
*
Non-income producing security.
‡
Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a)
Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b)
Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 3 09/19/2025 USD $ 185,745 $ 3,899
Forward Foreign Currency Contracts
FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 29,111 Citigroup Global Markets, Inc. INR
*
2,500,000 09/17/2025 $ 631
Net unrealized appreciation $ 631
*
Non-deliverable forward.
Abbreviations:
INR — Indian Rupee
USD — US Dollar
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Brazil 3.9%
China 20.7
India 22.6
Indonesia 1.4
Kuwait 2.8
Malaysia 4.8
Mexico 0.5
Morocco 1.3
Peru 0.0
†
Philippines 1.7
Qatar 3.2
Saudi Arabia 2.5
South Africa 0.1
South Korea 7.2
Taiwan 18.6
Thailand 1.8
Turkey 0.8
United Arab Emirates 5.2
Other
1
0.9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.1%
Others
(1)
0.9
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Aerospace & Defense -
2 .0%
AAR Corp.*(a) 2,171 $ 162,195
AeroVironment, Inc.* 1,085 290,389
Archer Aviation, Inc., Class A*(a) 16,168 162,165
ATI, Inc.* 6,622 509,497
Axon Enterprise, Inc.* 1,540 1,163,455
Boeing Co. (The)* 19,710 4,372,466
BWX Technologies, Inc. 3,565 541,630
Curtiss-Wright Corp. 926 453,944
Ducommun, Inc.*(a) 465 42,306
GE Aerospace 22,801 6,180,895
General Dynamics Corp. 6,314 1,967,506
HEICO Corp.(a) 1,057 345,428
HEICO Corp., Class A 1,550 400,040
Hexcel Corp.(a) 1,963 117,603
Howmet Aerospace, Inc. 8,607 1,547,280
Huntington Ingalls Industries, Inc.(a) 1,812 505,294
Kratos Defense & Security Solutions,
Inc.* 4,530 265,911
L3Harris Technologies, Inc. 4,004 1,100,379
Leonardo DRS, Inc. 1,359 56,534
Lockheed Martin Corp. 5,134 2,161,311
Mercury Systems, Inc.* 3,542 186,274
Moog, Inc., Class A(a) 1,510 292,306
Northrop Grumman Corp. 3,850 2,219,949
Rocket Lab Corp.*(a) 11,929 547,780
RTX Corp. 35,485 5,591,372
Spirit AeroSystems Holdings, Inc.,
Class A*(a) 4,928 194,163
StandardAero, Inc.* 2,464 70,347
Textron, Inc. 5,236 407,204
TransDigm Group, Inc. 1,057 1,700,142
V2X, Inc.* 1,359 64,389
Woodward, Inc. 2,790 717,253
34,337,407
Air Freight & Logistics -
0 .3%
CH Robinson Worldwide, Inc. 4,312 497,260
Expeditors International of
Washington, Inc.(a) 3,020 351,045
FedEx Corp. 5,889 1,316,133
GXO Logistics, Inc.* 19,630 975,807
Hub Group, Inc., Class A 4,774 167,185
United Parcel Service, Inc., Class B 18,271 1,574,229
4,881,659
Automobile Components -
0 .5%
Adient plc* 14,629 313,646
Aptiv plc* 4,832 331,668
Autoliv, Inc.(a) 12,319 1,374,184
BorgWarner, Inc. 39,881 1,467,621
Dana, Inc. 25,099 399,576
Dorman Products, Inc.*(a) 1,540 185,755
Investments Shares Value
Automobile Components
(continued)
Fox Factory Holding Corp.* 10,268 $ 311,839
Garrett Motion, Inc. 20,942 273,084
Gentex Corp.(a) 9,547 252,232
Gentherm, Inc.* 2,416 77,409
Goodyear Tire & Rubber Co. (The)* 39,411 405,145
LCI Industries(a) 3,473 329,935
Lear Corp. 10,471 987,310
Modine Manufacturing Co.*(a) 2,772 373,000
Patrick Industries, Inc. 1,963 190,882
Phinia, Inc. 9,060 459,342
QuantumScape Corp., Class A* 16,157 138,950
Standard Motor Products, Inc. 1,208 36,675
Visteon Corp.*(a) 4,158 462,162
XPEL, Inc.*(a)(b) 7 229
8,370,644
Automobiles -
1 .3%
Ford Motor Co.(a) 97,624 1,080,698
General Motors Co. 26,878 1,433,673
Harley-Davidson, Inc. 22,174 539,493
Lucid Group, Inc.*(a) 14,345 35,289
Rivian Automotive, Inc., Class A*(a) 20,989 270,128
Tesla, Inc.* 59,041 18,200,569
Thor Industries, Inc.(a) 3,080 280,249
Winnebago Industries, Inc. 3,542 105,268
21,945,367
Banks -
5 .9%
1st Source Corp. 2,416 144,525
Amalgamated Financial Corp.(a) 5,544 160,721
Amerant Bancorp, Inc., Class A 5,852 112,944
Ameris Bancorp(a) 12,684 866,951
Associated Banc-Corp. 33,260 822,852
Atlantic Union Bankshares Corp.(a) 26,639 844,456
Axos Financial, Inc.* 9,966 860,564
Banc of California, Inc. 11,023 160,054
BancFirst Corp.(a) 1,391 173,207
Bancorp, Inc. (The)* 3,322 209,818
Bank of America Corp. 179,841 8,501,084
Bank of Hawaii Corp.(a) 453 28,032
Bank OZK(a) 20,385 1,004,981
BankUnited, Inc. 14,167 516,670
Banner Corp.(a) 2,619 162,574
Berkshire Hills Bancorp, Inc. 8,909 219,518
BOK Financial Corp. 3,850 390,890
Brookline Bancorp, Inc. 9,393 96,936
Burke & Herbert Financial Services
Corp. 1,057 61,295
Business First Bancshares, Inc. 2,114 50,208
Byline Bancorp, Inc.(a) 6,776 178,209
Cadence Bank(a) 32,952 1,148,377
Camden National Corp. 924 34,844
Capital City Bank Group, Inc.(a) 604 23,912
Capitol Federal Financial, Inc. 35,636 214,529

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Cathay General Bancorp(a) 13,551 $ 612,776
Central Pacific Financial Corp. 2,310 61,585
Citigroup, Inc. 50,283 4,711,517
Citizens Financial Group, Inc. 13,439 641,309
City Holding Co.(a) 310 37,851
Coastal Financial Corp.* 1,359 130,736
Columbia Banking System, Inc. 32,918 783,448
Comerica, Inc. 24,613 1,663,100
Commerce Bancshares, Inc.(a) 4,530 277,236
Community Financial System, Inc.(a) 3,322 175,069
Community Trust Bancorp, Inc. 1,705 92,036
ConnectOne Bancorp, Inc.(a) 2,618 60,293
Cullen/Frost Bankers, Inc. 2,869 365,539
Customers Bancorp, Inc.*(a) 3,850 245,438
CVB Financial Corp.(a) 8,456 158,043
Dime Community Bancshares, Inc. 4,530 125,526
East West Bancorp, Inc.(a) 4,530 454,132
Eastern Bankshares, Inc. 12,835 198,301
Enterprise Financial Services Corp.
(a) 8,154 450,019
FB Financial Corp. 924 45,054
Fifth Third Bancorp(a) 19,248 800,139
First Bancorp/NC(a) 2,945 147,515
First Bancorp/PR 30,351 632,211
First Busey Corp. 16,634 371,271
First Citizens BancShares, Inc.,
Class A(a) 310 618,376
First Commonwealth Financial Corp. 20,923 345,439
First Financial Bancorp 15,499 375,696
First Financial Bankshares, Inc. 3,080 106,630
First Financial Corp. 604 32,344
First Hawaiian, Inc.(a) 24,483 593,713
First Horizon Corp. 93,922 2,048,439
First Interstate BancSystem, Inc.,
Class A 14,937 430,036
First Merchants Corp. 9,815 374,148
First Mid Bancshares, Inc.(a) 6,040 229,339
Flagstar Financial, Inc. 5,889 66,487
FNB Corp. 64,364 986,056
Fulton Financial Corp. 31,874 572,138
Glacier Bancorp, Inc.(a) 2,772 121,497
Great Southern Bancorp, Inc. 308 17,538
Hancock Whitney Corp.(a) 15,091 901,235
Hanmi Financial Corp.(a) 2,416 55,109
Heritage Commerce Corp. 18,422 170,404
Heritage Financial Corp.(a) 4,832 108,913
Hilltop Holdings, Inc. 4,158 123,077
Home BancShares, Inc. 34,492 971,295
Hope Bancorp, Inc. 13,288 132,747
Horizon Bancorp, Inc. 13,137 203,492
Huntington Bancshares, Inc. 38,958 640,080
Independent Bank Corp. 8,623 547,992
Independent Bank Corp./MI 924 28,228
International Bancshares Corp. 10,721 730,958
Investments Shares Value
Banks
(continued)
JPMorgan Chase & Co. 73,386 $ 21,739,869
KeyCorp 27,255 488,410
Lakeland Financial Corp.(a) 620 39,289
Live Oak Bancshares, Inc. 616 19,472
M&T Bank Corp. 4,832 911,798
Mercantile Bank Corp. 2,002 91,471
Metrocity Bankshares, Inc.(a) 770 21,252
Metropolitan Bank Holding Corp. 604 42,606
National Bank Holdings Corp., Class
A 3,171 117,517
NBT Bancorp, Inc. 308 12,745
Nicolet Bankshares, Inc. 1,057 136,353
Northwest Bancshares, Inc. 23,405 273,838
OceanFirst Financial Corp. 12,165 204,129
OFG Bancorp(a) 9,513 405,444
Old National Bancorp(a) 56,927 1,201,729
Old Second Bancorp, Inc. 3,850 65,335
Origin Bancorp, Inc. 3,234 118,203
Orrstown Financial Services, Inc.(a) 616 20,242
Park National Corp. 310 50,180
Pathward Financial, Inc.(a) 1,963 148,452
Peoples Bancorp, Inc. 4,960 142,054
Pinnacle Financial Partners, Inc. 3,624 318,513
PNC Financial Services Group, Inc.
(The) 10,625 2,021,619
Popular, Inc. 12,533 1,436,031
Preferred Bank(a) 3,020 274,276
Prosperity Bancshares, Inc. 17,092 1,138,669
Provident Financial Services, Inc. 19,807 360,884
QCR Holdings, Inc. 1,705 121,055
Regions Financial Corp. 25,519 646,396
Renasant Corp.(a) 1,661 60,859
Republic Bancorp, Inc., Class A 308 21,209
S&T Bancorp, Inc. 6,622 242,630
Seacoast Banking Corp. of Florida 906 25,540
ServisFirst Bancshares, Inc.(a) 3,388 266,466
Simmons First National Corp., Class
A 8,623 165,303
Southside Bancshares, Inc.(a) 5,889 173,372
SouthState Corp.(a) 18,478 1,740,073
Stellar Bancorp, Inc. 4,983 147,148
Stock Yards Bancorp, Inc. 465 34,763
Synovus Financial Corp. 27,029 1,276,850
Texas Capital Bancshares, Inc.* 2,772 232,765
Tompkins Financial Corp. 3,473 224,634
Towne Bank 5,285 185,134
TriCo Bancshares 4,158 170,977
Triumph Financial, Inc.* 2,002 113,553
Truist Financial Corp. 34,800 1,521,108
TrustCo Bank Corp. NY 5,889 197,635
Trustmark Corp. 12,835 478,104
UMB Financial Corp. 13,089 1,439,659
United Bankshares, Inc. 27,563 979,038
United Community Banks, Inc. 17,818 543,449
Univest Financial Corp.(a) 4,158 119,917
US Bancorp 38,958 1,751,552

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Valley National Bancorp 78,222 $ 725,118
Veritex Holdings, Inc. 10,779 341,910
WaFd, Inc.(a) 16,610 483,434
Webster Financial Corp. 31,257 1,801,966
Wells Fargo & Co. 87,278 7,037,225
WesBanco, Inc. 19,026 573,253
Westamerica Bancorp 5,236 250,804
Western Alliance Bancorp(a) 20,989 1,627,907
Wintrust Financial Corp.(a) 11,703 1,497,750
WSFS Financial Corp.(a) 2,718 149,055
Zions Bancorp NA 27,633 1,481,681
102,409,373
Beverages -
0 .9%
Boston Beer Co., Inc. (The), Class A* 308 63,781
Brown-Forman Corp., Class A 8 229
Brown-Forman Corp., Class B(a) 4,004 115,515
Celsius Holdings, Inc.* 7,701 349,163
Coca-Cola Co. (The) 83,201 5,648,516
Coca-Cola Consolidated, Inc. 1,540 172,095
Constellation Brands, Inc., Class A(a) 3,388 565,932
Keurig Dr Pepper, Inc. 23,103 754,313
MGP Ingredients, Inc. 4,774 135,009
Molson Coors Beverage Co., Class
B(a) 31,874 1,552,901
Monster Beverage Corp.* 15,553 913,739
National Beverage Corp.*(a) 468 21,444
PepsiCo, Inc. 35,485 4,894,091
Primo Brands Corp., Class A 1,661 45,860
Vita Coco Co., Inc. (The)* 3,696 130,321
15,362,909
Biotechnology -
2 .0%
89bio, Inc.* 1,359 12,910
AbbVie, Inc. 46,659 8,819,484
ACADIA Pharmaceuticals, Inc.* 1,661 39,582
ADMA Biologics, Inc.*(a) 6,191 115,772
Agios Pharmaceuticals, Inc.* 4,108 152,900
Akero Therapeutics, Inc.*(a) 2,310 112,843
Alkermes plc* 8,758 231,999
Alnylam Pharmaceuticals, Inc.* 2,926 1,147,694
Amgen, Inc. 14,321 4,226,127
Amicus Therapeutics, Inc.* 19,749 118,297
Apellis Pharmaceuticals, Inc.*(a) 308 6,881
Arcellx, Inc.* 1,057 75,459
Arcutis Biotherapeutics, Inc.*(a) 1,694 24,699
Ardelyx, Inc.* 15,553 65,945
Aurinia Pharmaceuticals, Inc.* 12,165 112,465
Avidity Biosciences, Inc.*(a) 1,540 56,533
Beam Therapeutics, Inc.*(a) 302 5,952
BioCryst Pharmaceuticals, Inc.* 10,625 86,487
Biogen, Inc.* 3,234 413,952
Biohaven Ltd.*(a) 5,544 83,714
BioMarin Pharmaceutical, Inc.* 3,696 213,814
Bridgebio Pharma, Inc.* 6,776 320,302
Investments Shares Value
Biotechnology
(continued)
Catalyst Pharmaceuticals, Inc.* 8,304 $ 177,124
CG oncology, Inc.*(a) 2,464 65,764
Cogent Biosciences, Inc.* 5,236 59,795
Crinetics Pharmaceuticals, Inc.*(a) 3,696 105,669
CRISPR Therapeutics AG*(a) 4,832 271,848
Cytokinetics, Inc.*(a) 2,618 98,542
Day One Biopharmaceuticals, Inc.* 10,317 69,227
Denali Therapeutics, Inc.*(a) 8,623 119,256
Dynavax Technologies Corp.* 12,011 131,881
Dyne Therapeutics, Inc.* 22,801 224,590
Exact Sciences Corp.* 6,342 297,757
Exelixis, Inc.* 12,231 443,007
Geron Corp.* 21,096 24,260
Gilead Sciences, Inc. 33,220 3,730,274
Gyre Therapeutics, Inc.*(a) 6,314 44,514
Halozyme Therapeutics, Inc.* 6,160 369,415
ImmunityBio, Inc.*(a) 20,480 50,381
Immunome, Inc.*(a) 3,080 32,402
Immunovant, Inc.*(a) 6,468 104,005
Incyte Corp.* 3,542 265,260
Insmed, Inc.* 4,379 469,779
Ionis Pharmaceuticals, Inc.* 4,466 191,949
Iovance Biotherapeutics, Inc.*(a) 11,703 30,077
Kiniksa Pharmaceuticals International
plc, Class A* 1,078 32,620
Krystal Biotech, Inc.*(a) 1,386 213,264
Kymera Therapeutics, Inc.* 2,772 121,275
Madrigal Pharmaceuticals, Inc.* 770 232,933
MiMedx Group, Inc.*(a) 2,926 21,038
Mirum Pharmaceuticals, Inc.* 453 23,411
Moderna, Inc.*(a) 17,667 522,237
Myriad Genetics, Inc.* 7,100 27,264
Natera, Inc.* 3,234 432,256
Neurocrine Biosciences, Inc.* 3,624 464,706
Novavax, Inc.*(a) 14,937 99,331
Nuvalent, Inc., Class A*(a) 604 47,323
Protagonist Therapeutics, Inc.*(a) 1,078 58,061
PTC Therapeutics, Inc.* 2,464 128,399
Regeneron Pharmaceuticals, Inc. 2,567 1,400,196
Relay Therapeutics, Inc.* 23,252 81,847
Replimune Group, Inc.*(a) 2,310 16,239
Revolution Medicines, Inc.*(a) 7,700 286,979
Rhythm Pharmaceuticals, Inc.*(a) 2,772 236,258
Rocket Pharmaceuticals, Inc.*(a) 12,165 37,103
Roivant Sciences Ltd.*(a) 9,060 102,922
Sarepta Therapeutics, Inc.*(a) 2,772 45,516
Savara, Inc.*(a) 17,246 44,667
Scholar Rock Holding Corp.*(a) 2,464 91,291
Soleno Therapeutics, Inc.* 462 39,949
Spyre Therapeutics, Inc.*(a) 12,382 210,123
Summit Therapeutics, Inc.*(a) 4,774 125,890
Syndax Pharmaceuticals, Inc.* 9,393 93,179
TG Therapeutics, Inc.*(a) 4,620 164,010
Twist Bioscience Corp.* 2,618 87,886
Ultragenyx Pharmaceutical, Inc.* 4,620 126,218
United Therapeutics Corp.* 1,078 296,127

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Vaxcyte, Inc.*(a) 23,405 $ 794,600
Vera Therapeutics, Inc., Class A* 12,382 257,422
Veracyte, Inc.*(a) 5,698 133,960
Vericel Corp.*(a) 755 26,380
Vertex Pharmaceuticals, Inc.* 5,436 2,483,545
Viking Therapeutics, Inc.*(a) 2,002 65,205
Viridian Therapeutics, Inc.*(a) 7,238 126,810
Xencor, Inc.* 5,852 48,689
Zymeworks, Inc.*(a) 8,154 102,414
33,770,130
Broadline Retail -
3 .1%
Amazon.com, Inc.* 203,850 47,723,323
Coupang, Inc., Class A* 28,025 824,776
Dillard's, Inc., Class A 308 143,814
eBay, Inc. 13,288 1,219,174
Etsy, Inc.* 4,466 260,234
Kohl's Corp.(a) 302 3,274
Macy's, Inc. 45,425 573,718
MercadoLibre, Inc.* 989 2,347,777
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,790 381,198
53,477,288
Building Products -
0 .7%
A O Smith Corp.(a) 3,561 252,083
AAON, Inc.(a) 3,255 271,793
Advanced Drainage Systems, Inc. 2,416 277,236
Allegion plc(a) 1,694 281,068
American Woodmark Corp.* 3,542 186,345
Apogee Enterprises, Inc. 2,310 96,997
Armstrong World Industries, Inc. 1,359 255,723
AZZ, Inc.(a) 1,963 214,949
Builders FirstSource, Inc.*(a) 3,696 469,872
Carlisle Cos., Inc. 1,057 374,928
Carrier Global Corp. 18,120 1,243,394
CSW Industrials, Inc.(a) 462 119,880
Fortune Brands Innovations, Inc.(a) 3,850 209,979
Gibraltar Industries, Inc.* 621 41,005
Griffon Corp. 2,567 208,620
Hayward Holdings, Inc.* 10,625 163,412
Janus International Group, Inc.*(a) 26,485 226,976
Johnson Controls International plc 14,496 1,522,080
Lennox International, Inc. 770 468,930
Masco Corp. 5,134 349,779
Masterbrand, Inc.*(a) 22,020 242,881
Owens Corning 2,718 378,971
Quanex Building Products Corp.(a) 3,542 68,998
Resideo Technologies, Inc.*(a) 23,252 634,780
Simpson Manufacturing Co., Inc.(a) 1,395 250,305
Trane Technologies plc 4,832 2,116,803
Trex Co., Inc.*(a) 5,236 336,361
UFP Industries, Inc. 3,171 310,758
Zurn Elkay Water Solutions Corp.(a) 4,681 207,134
11,782,040
Investments Shares Value
Capital Markets -
3 .6%
Acadian Asset Management, Inc. 3,775 $ 157,757
Affiliated Managers Group, Inc. 5,587 1,172,544
Ameriprise Financial, Inc. 2,114 1,095,454
Ares Management Corp., Class A 3,775 700,376
Artisan Partners Asset Management,
Inc., Class A(a) 1,848 83,622
Bank of New York Mellon Corp. (The) 18,875 1,914,869
BGC Group, Inc., Class A(a) 23,254 215,565
BlackRock, Inc. 3,624 4,008,180
Blackstone, Inc. 15,399 2,663,411
Blue Owl Capital, Inc., Class A(a) 15,352 297,061
Carlyle Group, Inc. (The) 4,620 280,249
Charles Schwab Corp. (The) 43,790 4,279,597
CME Group, Inc. 7,853 2,185,333
Cohen & Steers, Inc.(a) 1,386 101,954
Coinbase Global, Inc., Class A* 4,158 1,570,726
Donnelley Financial Solutions,
Inc.*(a) 1,078 57,091
Evercore, Inc., Class A 1,694 510,131
FactSet Research Systems, Inc.(a) 775 312,247
Federated Hermes, Inc., Class B 13,551 671,723
Franklin Resources, Inc.(a) 50,198 1,204,752
Freedom Holding Corp.* 302 56,116
Goldman Sachs Group, Inc. (The) 8,154 5,900,153
Hamilton Lane, Inc., Class A(a) 2,156 328,359
Houlihan Lokey, Inc., Class A 1,812 345,476
Interactive Brokers Group, Inc., Class
A 10,268 673,170
Intercontinental Exchange, Inc. 12,231 2,260,656
Invesco Ltd.(a) 62,670 1,316,697
Janus Henderson Group plc 23,858 1,033,051
Jefferies Financial Group, Inc. 27,784 1,602,025
Kayne Anderson BDC, Inc. 2,525 39,112
KKR & Co., Inc. 14,647 2,146,957
Lazard, Inc., Class A 2,265 117,735
LPL Financial Holdings, Inc.(a) 1,848 731,309
MarketAxess Holdings, Inc.(a) 1,812 372,366
Moelis & Co., Class A 2,945 206,562
Moody's Corp. 3,322 1,713,255
Morgan Stanley 33,069 4,711,010
Morningstar, Inc. 465 128,554
MSCI, Inc. 1,705 957,119
Nasdaq, Inc. 7,700 740,894
Northern Trust Corp.(c) 5,738 745,940
Piper Sandler Cos.(a) 924 291,356
PJT Partners, Inc., Class A 453 80,915
Raymond James Financial, Inc. 4,620 772,141
Robinhood Markets, Inc., Class A* 14,345 1,478,252
S&P Global, Inc. 6,644 3,661,508
SEI Investments Co. 3,388 298,550
State Street Corp. 8,305 928,084
StepStone Group, Inc., Class A(a) 2,156 127,980
Stifel Financial Corp. 5,082 579,958
StoneX Group, Inc.*(a) 8,670 843,071
T. Rowe Price Group, Inc. 6,622 671,802
TPG, Inc., Class A(a) 2,567 146,499

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Tradeweb Markets, Inc., Class A 2,869 $ 397,500
Victory Capital Holdings, Inc., Class
A(a) 7,097 489,054
Virtu Financial, Inc., Class A 16,308 719,835
Virtus Investment Partners, Inc. 924 178,618
WisdomTree, Inc.(a) 155 2,057
61,276,338
Chemicals -
1 .5%
AdvanSix, Inc. 4,774 96,053
Air Products and Chemicals, Inc.(a) 4,530 1,304,096
Albemarle Corp.(a) 22,801 1,547,048
Ashland, Inc. 935 48,209
Avient Corp.(a) 13,741 433,803
Axalta Coating Systems Ltd.* 7,904 223,841
Balchem Corp. 1,705 259,961
Cabot Corp. 8,305 599,455
Celanese Corp.(a) 20,234 1,056,822
CF Industries Holdings, Inc. 5,083 471,855
Chemours Co. (The)(a) 28,025 335,740
Corteva, Inc. 14,629 1,055,190
Dow, Inc. 16,322 380,139
DuPont de Nemours, Inc. 9,855 708,575
Eastman Chemical Co.(a) 20,234 1,469,191
Ecolab, Inc. 5,236 1,370,575
Ecovyst, Inc.* 27,717 238,643
Element Solutions, Inc.(a) 11,626 274,374
FMC Corp. 19,026 742,775
Hawkins, Inc.(a) 465 75,925
HB Fuller Co.(a) 3,551 199,566
Huntsman Corp.(a) 2,310 22,407
Ingevity Corp.* 4,228 176,688
Innospec, Inc. 620 49,538
International Flavors & Fragrances,
Inc. 5,852 415,668
Kronos Worldwide, Inc.(a) 5,390 28,837
Linde plc 10,117 4,656,450
LyondellBasell Industries NV, Class A 5,587 323,655
Minerals Technologies, Inc. 3,775 219,516
Mosaic Co. (The) 58,286 2,098,879
NewMarket Corp.(a) 310 212,970
Olin Corp.(a) 3,234 61,252
Orion SA 14,321 138,914
Perimeter Solutions, Inc.*(a) 18,271 294,711
PPG Industries, Inc. 6,006 633,633
PureCycle Technologies, Inc.*(a) 11,174 149,843
Quaker Chemical Corp.(a) 462 52,862
RPM International, Inc.(a) 2,480 291,177
Scotts Miracle-Gro Co. (The)(a) 6,644 416,313
Sensient Technologies Corp.(a) 924 103,756
Sherwin-Williams Co. (The) 5,082 1,681,532
Stepan Co. 2,310 117,279
Tronox Holdings plc(a) 8,469 27,016
Westlake Corp. 308 24,424
25,089,156
Investments Shares Value
Commercial Services & Supplies -
0 .6%
ABM Industries, Inc. 10,933 $ 504,339
ACV Auctions, Inc., Class A*(a) 3,388 48,144
Brady Corp., Class A 930 65,630
BrightView Holdings, Inc.*(a) 5,285 84,296
Brink's Co. (The) 2,676 233,722
Casella Waste Systems, Inc., Class
A*(a) 2,114 229,855
Cimpress plc*(a) 1,694 93,695
Cintas Corp. 7,439 1,655,549
Clean Harbors, Inc.* 1,359 320,466
Copart, Inc.*(a) 18,271 828,224
CoreCivic, Inc.* 8,456 169,458
Deluxe Corp.(a) 9,393 151,227
Enviri Corp.*(a) 15,706 141,354
GEO Group, Inc. (The)*(a) 8,154 211,352
Healthcare Services Group, Inc.* 5,698 74,131
HNI Corp. 3,100 159,464
Interface, Inc., Class A 5,587 115,204
MillerKnoll, Inc.(a) 16,322 309,792
MSA Safety, Inc.(a) 1,848 328,704
OPENLANE, Inc.* 2,772 68,302
Pitney Bowes, Inc.(a) 38,656 439,132
Republic Services, Inc. 4,496 1,037,002
Rollins, Inc. 5,427 310,804
Steelcase, Inc., Class A(a) 23,559 243,364
Tetra Tech, Inc. 8,607 316,221
UniFirst Corp. 770 131,693
Veralto Corp. 5,738 601,515
Vestis Corp. 4,158 25,198
VSE Corp.(a) 302 47,275
Waste Management, Inc. 8,061 1,847,259
10,792,371
Communications Equipment -
0 .8%
Arista Networks, Inc.* 22,174 2,732,280
Calix, Inc.* 3,080 174,605
Ciena Corp.* 5,082 471,813
Cisco Systems, Inc. 105,398 7,175,496
CommScope Holding Co., Inc.* 23,713 194,447
Digi International, Inc.* 3,100 101,091
Extreme Networks, Inc.* 8,469 149,562
F5, Inc.* 1,078 337,867
Harmonic, Inc.* 4,004 34,074
Lumentum Holdings, Inc.*(a) 3,624 398,930
Motorola Solutions, Inc. 3,624 1,590,863
NETGEAR, Inc.* 1,963 45,640
NetScout Systems, Inc.* 9,239 197,899
Viasat, Inc.*(a) 22,348 367,178
Viavi Solutions, Inc.* 4,158 41,788
14,013,533
Construction & Engineering -
0 .5%
AECOM(a) 3,322 374,522
API Group Corp.* 10,646 384,001
Arcosa, Inc. 1,240 106,491
Argan, Inc. 755 184,960
Centuri Holdings, Inc.* 1,232 26,858

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Comfort Systems USA, Inc. 770 $ 541,541
Construction Partners, Inc., Class
A*(a) 1,208 121,827
Dycom Industries, Inc.* 1,240 333,325
EMCOR Group, Inc. 1,080 677,689
Everus Construction Group, Inc.*(a) 906 67,280
Fluor Corp.* 27,331 1,551,581
Granite Construction, Inc. 2,567 242,505
Great Lakes Dredge & Dock Corp.* 4,530 50,192
IES Holdings, Inc.*(a) 618 218,197
MasTec, Inc.* 2,310 437,075
MYR Group, Inc.* 1,078 208,593
Primoris Services Corp. 3,171 298,613
Quanta Services, Inc. 3,171 1,287,838
Sterling Infrastructure, Inc.* 1,541 412,356
Tutor Perini Corp.* 6,040 290,826
Valmont Industries, Inc. 616 224,193
WillScot Holdings Corp.(a) 8,315 244,045
8,284,508
Construction Materials -
0 .2%
CRH plc 17,708 1,690,229
Eagle Materials, Inc. 1,550 347,649
Knife River Corp.* 1,359 112,090
Martin Marietta Materials, Inc. 1,395 801,958
Vulcan Materials Co. 2,790 766,329
3,718,255
Consumer Finance -
0 .9%
Ally Financial, Inc.(a) 48,504 1,835,876
American Express Co. 14,647 4,383,994
Bread Financial Holdings, Inc. 6,795 416,533
Capital One Financial Corp. 16,912 3,636,080
Credit Acceptance Corp.*(a) 270 132,376
Dave, Inc.*(a) 151 35,606
Encore Capital Group, Inc.*(a) 5,544 204,463
Enova International, Inc.* 4,983 521,022
EZCORP, Inc., Class A*(a) 3,080 44,106
FirstCash Holdings, Inc. 1,240 165,280
LendingClub Corp.* 10,779 168,045
Navient Corp.(a) 6,644 85,973
Nelnet, Inc., Class A 1,057 131,882
OneMain Holdings, Inc. 21,096 1,219,138
PRA Group, Inc.* 2,310 35,112
PROG Holdings, Inc. 5,134 163,466
SLM Corp.(a) 38,656 1,229,261
SoFi Technologies, Inc.*(a) 27,482 620,543
Synchrony Financial 9,085 632,952
Upstart Holdings, Inc.*(a) 3,696 302,111
World Acceptance Corp.*(a) 310 48,769
16,012,588
Consumer Staples Distribution & Retail -
1 .6%
Albertsons Cos., Inc., Class A 69,007 1,326,315
Andersons, Inc. (The)(a) 3,850 138,292
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
BJ's Wholesale Club Holdings,
Inc.*(a) 2,869 $ 303,827
Casey's General Stores, Inc.(a) 924 480,600
Chefs' Warehouse, Inc. (The)* 2,718 186,346
Costco Wholesale Corp. 9,362 8,796,910
Dollar General Corp.(a) 6,191 649,436
Dollar Tree, Inc.* 4,681 531,528
Ingles Markets, Inc., Class A 1,232 77,530
Kroger Co. (The)(a) 17,214 1,206,701
Maplebear, Inc.*(a) 6,314 302,883
Performance Food Group Co.* 3,388 340,155
PriceSmart, Inc.(a) 310 33,325
SpartanNash Co. 2,926 77,656
Sprouts Farmers Market, Inc.*(a) 2,464 373,395
Sysco Corp. 11,929 949,548
Target Corp. 11,703 1,176,151
United Natural Foods, Inc.* 5,436 150,251
US Foods Holding Corp.* 6,468 538,978
Walgreens Boots Alliance, Inc. 136,957 1,594,179
Walmart, Inc. 91,808 8,995,348
Weis Markets, Inc.(a) 1,531 110,860
28,340,214
Containers & Packaging -
0 .4%
Amcor plc 60,058 561,542
AptarGroup, Inc. 2,265 355,922
Avery Dennison Corp. 1,396 234,207
Ball Corp. 7,238 414,448
Crown Holdings, Inc. 5,700 566,352
Graphic Packaging Holding Co.(a) 46,508 1,039,919
Greif, Inc., Class A 4,961 314,676
International Paper Co.(a) 11,395 532,602
O-I Glass, Inc.* 23,252 302,509
Packaging Corp. of America 2,114 409,588
Sealed Air Corp.(a) 24,329 712,110
Silgan Holdings, Inc.(a) 14,798 688,551
Smurfit WestRock plc(a) 12,935 574,055
Sonoco Products Co. 16,476 742,573
TriMas Corp. 1,086 38,803
7,487,857
Distributors -
0 .1%
Genuine Parts Co. 3,234 416,798
LKQ Corp. 45,149 1,330,541
Pool Corp. 1,359 418,762
2,166,101
Diversified Consumer Services -
0 .3%
ADT, Inc. 53,303 445,080
Adtalem Global Education, Inc.* 2,114 241,567
Bright Horizons Family Solutions,
Inc.* 2,926 330,930
Duolingo, Inc., Class A* 925 320,559
Frontdoor, Inc.* 2,156 126,126
Graham Holdings Co., Class B 154 146,944
Grand Canyon Education, Inc.* 1,078 181,783
H&R Block, Inc. 24,945 1,355,511

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Diversified Consumer Services
(continued)
Laureate Education, Inc.* 8,315 $ 187,919
Matthews International Corp., Class
A(a) 1,963 46,111
Mister Car Wash, Inc.* 9,547 55,134
OneSpaWorld Holdings Ltd.(a) 7,904 174,836
Perdoceo Education Corp. 5,238 150,750
Service Corp. International 3,775 288,070
Strategic Education, Inc. 1,550 114,925
Stride, Inc.* 2,157 276,592
Udemy, Inc.* 14,783 112,499
4,555,336
Diversified REITs -
0 .0% (d)
Alexander & Baldwin, Inc., REIT 2,635 47,377
Broadstone Net Lease, Inc., REIT 2,265 36,783
Essential Properties Realty Trust,
Inc., REIT 6,622 201,905
Gladstone Commercial Corp., REIT 151 1,986
Global Net Lease, Inc., REIT(a) 25,217 176,267
WP Carey, Inc., REIT 5,738 368,150
832,468
Diversified Telecommunication Services -
0 .8%
Anterix, Inc.*(a) 2,618 58,146
AST SpaceMobile, Inc., Class A*(a) 6,795 361,290
AT&T, Inc. 185,277 5,078,442
Cogent Communications Holdings,
Inc.(a) 3,234 147,438
Frontier Communications Parent,
Inc.* 37,901 1,392,483
Globalstar, Inc.*(a) 2,712 63,705
Iridium Communications, Inc.(a) 1,963 48,015
Liberty Global Ltd., Class A*(a) 27,255 273,095
Liberty Global Ltd., Class C*(a) 32,616 333,662
Lumen Technologies, Inc.*(a) 185,428 825,154
Shenandoah Telecommunications
Co.(a) 7,550 110,834
Verizon Communications, Inc. 108,267 4,629,497
13,321,761
Electric Utilities -
1 .5%
ALLETE, Inc. 9,362 617,237
Alliant Energy Corp.(a) 5,852 380,438
American Electric Power Co., Inc.(a) 13,551 1,533,160
Constellation Energy Corp. 6,776 2,356,964
Duke Energy Corp. 20,326 2,472,455
Edison International 9,547 497,590
Entergy Corp. 9,966 901,225
Evergy, Inc. 7,097 502,468
Eversource Energy 8,315 549,621
Exelon Corp. 28,388 1,275,757
FirstEnergy Corp.(a) 14,167 605,073
Hawaiian Electric Industries, Inc.*(a) 37,264 399,470
IDACORP, Inc.(a) 1,661 208,173
MGE Energy, Inc. 930 78,994
Investments Shares Value
Electric Utilities
(continued)
NextEra Energy, Inc. 54,510 $ 3,873,481
NRG Energy, Inc. 5,738 959,394
OGE Energy Corp.(a) 6,946 315,487
Otter Tail Corp.(a) 8,007 617,980
PG&E Corp. 53,740 753,435
Pinnacle West Capital Corp.(a) 5,285 478,927
Portland General Electric Co. 21,404 880,132
PPL Corp.(a) 17,246 615,510
Southern Co. (The)(a) 28,641 2,706,002
TXNM Energy, Inc. 4,983 282,984
Xcel Energy, Inc.(a) 15,855 1,164,391
25,026,348
Electrical Equipment -
1 .2%
Acuity, Inc. 1,540 479,479
AMETEK, Inc. 4,774 882,474
Array Technologies, Inc.* 35,787 232,616
Atkore, Inc. 6,946 534,981
Bloom Energy Corp., Class A*(a) 9,085 339,688
Eaton Corp. plc 8,305 3,195,100
Emerson Electric Co. 12,382 1,801,705
EnerSys 6,776 625,899
Enovix Corp.* 9,547 127,930
Eos Energy Enterprises, Inc.*(a) 2,156 12,289
GE Vernova, Inc. 5,852 3,864,017
Generac Holdings, Inc.* 2,772 539,681
Hubbell, Inc., Class B 1,085 474,666
NEXTracker, Inc., Class A*(a) 24,945 1,453,296
NuScale Power Corp.*(a) 3,473 174,379
nVent Electric plc 5,889 461,815
Plug Power, Inc.*(a) 81,993 122,989
Regal Rexnord Corp.(a) 11,627 1,777,536
Rockwell Automation, Inc. 2,480 872,241
Sensata Technologies Holding plc(a) 23,405 719,938
Shoals Technologies Group, Inc.,
Class A* 44,847 241,725
Sunrun, Inc.*(a) 24,462 250,980
Thermon Group Holdings, Inc.* 3,542 100,168
Vertiv Holdings Co., Class A 8,469 1,233,086
Vicor Corp.* 462 20,531
20,539,209
Electronic Equipment, Instruments & Components -
1 .1%
Advanced Energy Industries, Inc.(a) 1,208 167,815
Amphenol Corp., Class A 25,253 2,689,697
Arrow Electronics, Inc.*(a) 9,239 1,071,724
Avnet, Inc.(a) 16,761 887,327
Badger Meter, Inc.(a) 1,510 285,028
Bel Fuse, Inc., Class B 616 80,105
Belden, Inc.(a) 2,114 261,396
Benchmark Electronics, Inc. 3,171 122,083
CDW Corp. 2,482 432,811
Cognex Corp. 6,644 270,876
Coherent Corp.* 5,587 601,161
Corning, Inc. 17,365 1,098,163
Crane NXT Co.(a) 906 53,762
CTS Corp. 775 30,372

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
ePlus, Inc.* 2,156 $ 139,666
Fabrinet* 1,706 552,283
Flex Ltd.*(a) 11,023 549,717
Insight Enterprises, Inc.*(a) 5,544 657,408
IPG Photonics Corp.* 462 34,599
Itron, Inc.* 1,705 212,341
Jabil, Inc. 2,466 550,337
Keysight Technologies, Inc.* 3,850 631,054
Knowles Corp.* 2,171 44,093
Littelfuse, Inc. 755 194,284
Mirion Technologies, Inc., Class A*(a) 12,684 283,487
Novanta, Inc.* 1,705 209,749
OSI Systems, Inc.*(a) 462 102,107
PAR Technology Corp.*(a) 604 36,711
PC Connection, Inc. 155 9,546
Plexus Corp.* 616 78,540
Rogers Corp.* 1,694 111,093
Sanmina Corp.*(a) 9,815 1,138,933
ScanSource, Inc.* 3,565 138,465
TD SYNNEX Corp. 13,137 1,896,851
TE Connectivity plc 6,644 1,367,003
Teledyne Technologies, Inc.* 1,085 597,857
Trimble, Inc.*(a) 4,928 413,410
TTM Technologies, Inc.*(a) 18,752 886,032
Vontier Corp. 8,161 338,437
Zebra Technologies Corp., Class A* 924 313,254
19,539,577
Energy Equipment & Services -
0 .5%
Archrock, Inc.(a) 9,664 225,751
Atlas Energy Solutions, Inc., Class
A(a) 18,573 241,449
Baker Hughes Co. 24,637 1,109,897
Bristow Group, Inc., Class A*(a) 1,359 46,981
Cactus, Inc., Class A(a) 3,875 163,951
Halliburton Co.(a) 20,018 448,403
Helix Energy Solutions Group, Inc.* 14,949 88,648
Helmerich & Payne, Inc.(a) 19,864 321,995
Innovex International, Inc.*(a) 6,006 98,619
Liberty Energy, Inc., Class A 604 7,453
Noble Corp. plc 20,385 546,522
NOV, Inc.(a) 60,551 761,732
Oceaneering International, Inc.*(a) 7,392 160,406
Patterson-UTI Energy, Inc.(a) 74,292 439,066
RPC, Inc.(a) 26,947 125,304
Schlumberger NV 43,363 1,465,669
Select Water Solutions, Inc., Class
A(a) 11,241 108,251
TechnipFMC plc 15,251 554,679
Tidewater, Inc.*(a) 9,239 462,042
Transocean Ltd.*(a) 14,345 41,887
Valaris Ltd.*(a) 9,664 469,960
Weatherford International plc(a) 12,935 731,474
8,620,139
Investments Shares Value
Entertainment -
1 .3%
AMC Entertainment Holdings, Inc.,
Class A*(a) 105,096 $ 304,778
Atlanta Braves Holdings, Inc., Class
C* 187 8,333
Cinemark Holdings, Inc.(a) 6,644 178,524
Electronic Arts, Inc. 5,436 828,936
IMAX Corp.* 1,705 43,972
Liberty Media Corp.-Liberty Formula
One, Class A* 1,208 108,865
Liberty Media Corp.-Liberty Formula
One, Class C*(a) 4,805 482,182
Lionsgate Studios Corp.* 27,871 164,996
Live Nation Entertainment, Inc.*(a) 3,542 523,153
Madison Square Garden Sports
Corp.* 308 62,247
Netflix, Inc.* 8,909 10,329,095
ROBLOX Corp., Class A* 11,929 1,643,697
Roku, Inc.* 5,544 522,023
Sphere Entertainment Co.*(a) 3,696 159,113
Starz Entertainment Corp. 1,858 27,034
Take-Two Interactive Software, Inc.* 3,850 857,511
TKO Group Holdings, Inc., Class A 1,849 310,650
Walt Disney Co. (The) 46,810 5,575,539
Warner Bros Discovery, Inc.* 67,044 882,969
Warner Music Group Corp., Class A 4,620 135,181
23,148,798
Financial Services -
3 .9%
Affirm Holdings, Inc., Class A* 6,930 475,121
Apollo Global Management, Inc.(a) 11,395 1,655,921
AvidXchange Holdings, Inc.* 10,009 98,689
Berkshire Hathaway, Inc., Class B* 48,169 22,729,988
Block, Inc., Class A*(a) 14,496 1,119,961
Burford Capital Ltd. 1,812 23,284
Cantaloupe, Inc.* 2,310 25,572
Compass Diversified Holdings 7,238 46,251
Corebridge Financial, Inc. 4,530 161,087
Corpay, Inc.* 1,387 448,070
Enact Holdings, Inc.(a) 3,775 131,219
Equitable Holdings, Inc. 9,513 488,492
Essent Group Ltd. 18,632 1,043,206
Euronet Worldwide, Inc.* 7,700 748,286
EVERTEC, Inc.(a) 4,466 161,446
Federal Agricultural Mortgage Corp.,
Class C 770 132,648
Fidelity National Information
Services, Inc.(a) 10,471 831,502
Fiserv, Inc.* 14,798 2,056,034
Global Payments, Inc. 6,006 480,180
HA Sustainable Infrastructure Capital,
Inc.(a) 18,875 490,184
Jack Henry & Associates, Inc. 1,705 289,535
Jackson Financial, Inc., Class A 12,627 1,105,620
Marqeta, Inc., Class A* 3,624 20,657
Mastercard, Inc., Class A 17,214 9,751,215
Merchants Bancorp(a) 2,636 77,235
MGIC Investment Corp. 44,545 1,153,715

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Mr Cooper Group, Inc.* 11,023 $ 1,716,502
NCR Atleos Corp.*(a) 12,319 376,961
NMI Holdings, Inc., Class A* 15,402 574,803
PayPal Holdings, Inc.* 24,462 1,682,007
PennyMac Financial Services, Inc.(a) 4,681 435,988
Radian Group, Inc. 28,086 915,884
Remitly Global, Inc.* 8,007 132,115
Rocket Cos., Inc., Class A(a) 9,576 141,437
Sezzle, Inc.*(a) 302 46,762
Shift4 Payments, Inc., Class A*(a) 2,114 217,742
Toast, Inc., Class A* 11,857 579,096
Visa, Inc., Class A(a) 36,391 12,571,999
Voya Financial, Inc. 17,862 1,250,340
Walker & Dunlop, Inc. 2,156 161,721
Western Union Co. (The) 54,817 441,277
WEX, Inc.* 1,386 235,176
67,224,928
Food Products -
0 .9%
Archer-Daniels-Midland Co.(a) 13,137 711,763
Bunge Global SA 23,556 1,878,827
Cal-Maine Foods, Inc.(a) 7,084 787,316
Campbell's Co. (The)(a) 33,824 1,079,662
Conagra Brands, Inc. 8,758 159,921
Darling Ingredients, Inc.* 27,101 877,530
Flowers Foods, Inc.(a) 31,559 500,210
Fresh Del Monte Produce, Inc.(a) 6,314 237,343
Freshpet, Inc.* 2,002 136,777
General Mills, Inc.(a) 12,986 636,054
Hershey Co. (The) 2,772 515,952
Hormel Foods Corp. 6,160 173,034
Ingredion, Inc. 11,778 1,549,278
J & J Snack Foods Corp.(a) 1,085 122,486
J M Smucker Co. (The) 2,772 297,547
John B Sanfilippo & Son, Inc. 1,540 97,498
Kellanova 6,493 518,336
Kraft Heinz Co. (The) 21,250 583,525
Lamb Weston Holdings, Inc.(a) 4,077 232,674
Marzetti Co. (The) 1,078 191,625
McCormick & Co., Inc. (Non-Voting) 6,160 435,081
Mission Produce, Inc.*(a) 7,550 93,167
Mondelez International, Inc., Class A 34,954 2,261,174
Pilgrim's Pride Corp.(a) 2,774 131,460
Post Holdings, Inc.*(a) 9,701 1,026,463
Simply Good Foods Co. (The)*(a) 3,556 108,316
Tootsie Roll Industries, Inc.(a) 2,368 89,818
TreeHouse Foods, Inc.*(a) 4,983 95,773
Tyson Foods, Inc., Class A 6,314 330,222
Utz Brands, Inc. 6,510 84,825
WK Kellogg Co.(a) 7,097 163,586
16,107,243
Gas Utilities -
0 .3%
Atmos Energy Corp.(a) 2,869 447,334
Chesapeake Utilities Corp. 1,540 184,615
Investments Shares Value
Gas Utilities
(continued)
MDU Resources Group, Inc.(a) 30,804 $ 531,369
National Fuel Gas Co. 16,168 1,403,221
New Jersey Resources Corp. 16,006 734,835
Northwest Natural Holding Co.(a) 3,542 141,397
ONE Gas, Inc.(a) 1,540 111,958
Southwest Gas Holdings, Inc. 1,359 106,192
Spire, Inc.(a) 11,778 877,108
UGI Corp.(a) 37,448 1,354,869
5,892,898
Ground Transportation -
0 .9%
ArcBest Corp. 1,386 101,358
Avis Budget Group, Inc.* 3,388 576,773
CSX Corp. 40,770 1,448,966
Heartland Express, Inc. 2,416 18,893
Hertz Global Holdings, Inc.*(a) 30,955 198,422
JB Hunt Transport Services, Inc. 1,860 267,933
Knight-Swift Transportation Holdings,
Inc., Class A 7,700 327,250
Landstar System, Inc.(a) 1,396 186,185
Lyft, Inc., Class A*(a) 69,611 978,731
Marten Transport Ltd. 2,017 24,527
Norfolk Southern Corp. 4,983 1,385,274
Old Dominion Freight Line, Inc. 4,186 624,760
RXO, Inc.* 7,853 121,329
Ryder System, Inc.(a) 7,852 1,395,379
Saia, Inc.* 906 273,829
Schneider National, Inc., Class B(a) 3,696 90,367
Uber Technologies, Inc.* 45,149 3,961,825
U-Haul Holding Co.(a) 2,567 133,484
U-Haul Holding Co.*(a) 155 8,968
Union Pacific Corp. 15,402 3,418,782
XPO, Inc.*(a) 2,869 345,112
15,888,147
Health Care Equipment & Supplies -
1 .8%
Abbott Laboratories 36,995 4,668,399
Align Technology, Inc.*(a) 1,208 155,844
Alphatec Holdings, Inc.*(a) 10,472 110,794
AtriCure, Inc.* 2,464 86,486
Avanos Medical, Inc.* 2,310 25,803
Baxter International, Inc. 10,933 237,902
Becton Dickinson & Co. 7,546 1,345,075
Boston Scientific Corp.* 31,710 3,327,013
Ceribell, Inc.*(a) 1,694 24,394
CONMED Corp.(a) 462 23,631
Cooper Cos., Inc. (The)* 3,878 274,136
Dentsply Sirona, Inc. 32,798 469,339
Dexcom, Inc.* 7,293 589,056
Edwards Lifesciences Corp.* 12,781 1,013,661
Embecta Corp.(a) 16,014 162,702
Enovis Corp.* 7,550 202,340
Envista Holdings Corp.* 11,476 216,782
Establishment Labs Holdings, Inc.*(a) 616 25,844
GE HealthCare Technologies, Inc. 8,456 603,082
Glaukos Corp.* 2,170 186,815
Globus Medical, Inc., Class A* 3,775 198,678

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Haemonetics Corp.*(a) 2,002 $ 148,228
Hologic, Inc.* 4,379 292,605
ICU Medical, Inc.*(a) 1,386 177,976
IDEXX Laboratories, Inc.* 1,694 905,121
Inspire Medical Systems, Inc.*(a) 1,078 134,254
Insulet Corp.* 1,232 355,309
Integer Holdings Corp.* 775 84,095
Integra LifeSciences Holdings Corp.* 5,738 75,397
Intuitive Surgical, Inc.* 7,550 3,632,230
iRhythm Technologies, Inc.*(a) 1,812 254,006
Lantheus Holdings, Inc.*(a) 3,782 269,241
LeMaitre Vascular, Inc.(a) 155 12,592
LivaNova plc* 8,154 344,017
Masimo Corp.* 1,848 284,204
Medtronic plc 33,876 3,056,970
Merit Medical Systems, Inc.*(a) 1,812 153,766
Neogen Corp.*(a) 50,434 234,518
Novocure Ltd.*(a) 4,620 53,453
Omnicell, Inc.*(a) 4,312 133,715
Penumbra, Inc.*(a) 1,540 388,496
PROCEPT BioRobotics Corp.*(a) 2,156 104,588
QuidelOrtho Corp.*(a) 12,986 298,938
ResMed, Inc. 2,926 795,697
RxSight, Inc.*(a) 770 5,991
Solventum Corp.* 2,926 208,799
STERIS plc 2,326 526,816
Stryker Corp. 7,399 2,905,809
Tandem Diabetes Care, Inc.*(a) 4,004 62,382
Teleflex, Inc. 7,852 938,314
TransMedics Group, Inc.* 1,240 147,523
Zimmer Biomet Holdings, Inc.(a) 4,530 415,175
31,348,001
Health Care Providers & Services -
1 .7%
Acadia Healthcare Co., Inc.*(a) 12,986 282,705
AdaptHealth Corp., Class A*(a) 14,013 125,697
Addus HomeCare Corp.*(a) 924 98,665
agilon health, Inc.*(a) 48,924 87,574
Alignment Healthcare, Inc.* 924 12,733
Amedisys, Inc.* 755 74,443
AMN Healthcare Services, Inc.* 151 2,769
Ardent Health, Inc.* 154 1,632
Astrana Health, Inc.*(a) 2,310 55,117
Brookdale Senior Living, Inc.* 42,757 331,367
Cardinal Health, Inc. 6,795 1,054,720
Castle Biosciences, Inc.* 2,310 34,997
Cencora, Inc. 4,004 1,145,464
Centene Corp.* 13,551 353,275
Chemed Corp.(a) 604 249,029
Cigna Group (The) 7,097 1,897,596
Clover Health Investments Corp.,
Class A*(a) 2,772 8,011
Concentra Group Holdings Parent,
Inc. 2,156 43,055
CorVel Corp.*(a) 462 40,933
Investments Shares Value
Health Care Providers & Services
(continued)
CVS Health Corp. 33,414 $ 2,075,009
DaVita, Inc.* 6,946 975,010
Elevance Health, Inc. 5,889 1,667,058
Encompass Health Corp. 3,473 382,412
Ensign Group, Inc. (The)(a) 1,963 294,450
Guardant Health, Inc.* 6,493 266,083
HCA Healthcare, Inc. 4,832 1,710,480
HealthEquity, Inc.* 3,410 330,770
Henry Schein, Inc.* 20,234 1,368,830
Hims & Hers Health, Inc.*(a) 7,248 479,673
Humana, Inc. 2,926 731,120
Labcorp Holdings, Inc. 2,416 628,353
LifeStance Health Group, Inc.* 4,312 17,162
McKesson Corp. 3,322 2,303,940
Molina Healthcare, Inc.* 1,359 214,545
National HealthCare Corp.(a) 2,002 192,252
NeoGenomics, Inc.*(a) 7,853 38,009
OPKO Health, Inc.*(a) 72,833 93,226
Option Care Health, Inc.* 7,907 232,070
PACS Group, Inc.* 1,694 18,736
Pediatrix Medical Group, Inc.* 19,094 233,901
Privia Health Group, Inc.* 7,701 150,324
Quest Diagnostics, Inc.(a) 2,718 455,020
RadNet, Inc.*(a) 1,386 75,856
Select Medical Holdings Corp.(a) 9,966 147,397
Surgery Partners, Inc.*(a) 2,791 61,262
Tenet Healthcare Corp.*(a) 2,926 471,905
UnitedHealth Group, Inc. 23,707 5,916,319
Universal Health Services, Inc.,
Class B 9,815 1,633,707
US Physical Therapy, Inc.(a) 463 33,868
29,098,529
Health Care REITs -
0 .3%
Alexandria Real Estate Equities, Inc.,
REIT 2,464 188,324
American Healthcare REIT, Inc.,
REIT(a) 4,228 163,370
CareTrust REIT, Inc., REIT 6,509 206,986
Healthcare Realty Trust, Inc., Class
A, REIT(a) 57,078 876,718
Healthpeak Properties, Inc., REIT 11,395 193,031
Medical Properties Trust, Inc.,
REIT(a) 8,469 34,892
National Health Investors, Inc., REIT 906 63,293
Omega Healthcare Investors, Inc.,
REIT(a) 9,966 387,678
Sabra Health Care REIT, Inc., REIT 10,163 183,239
Sila Realty Trust, Inc., REIT(a) 1,078 26,346
Ventas, Inc., REIT 8,161 548,256
Welltower, Inc., REIT 13,397 2,211,443
5,083,576
Health Care Technology -
0 .1%
Certara, Inc.*(a) 11,703 115,157
Doximity, Inc., Class A*(a) 5,698 334,757
Evolent Health, Inc., Class A*(a) 9,701 97,495

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Technology
(continued)
HealthStream, Inc. 155 $ 4,055
Phreesia, Inc.* 1,386 37,367
Schrodinger, Inc.* 6,160 125,233
Teladoc Health, Inc.*(a) 20,634 148,771
Veeva Systems, Inc., Class A* 2,926 831,569
Waystar Holding Corp.* 1,359 50,256
1,744,660
Hotel & Resort REITs -
0 .2%
Apple Hospitality REIT, Inc., REIT(a) 33,975 399,206
DiamondRock Hospitality Co., REIT 15,956 123,180
Host Hotels & Resorts, Inc., REIT 122,914 1,932,208
Park Hotels & Resorts, Inc., REIT 604 6,439
Pebblebrook Hotel Trust, REIT(a) 13,741 137,822
RLJ Lodging Trust, REIT(a) 12,319 91,161
Ryman Hospitality Properties, Inc.,
REIT(a) 2,945 279,952
Sunstone Hotel Investors, Inc.,
REIT(a) 7,595 66,456
Xenia Hotels & Resorts, Inc., REIT 8,704 110,628
3,147,052
Hotels, Restaurants & Leisure -
2 .1%
Accel Entertainment, Inc., Class A* 7,700 99,022
Airbnb, Inc., Class A* 8,623 1,141,771
Aramark(a) 9,060 385,594
BJ's Restaurants, Inc.*(a) 1,860 65,900
Bloomin' Brands, Inc. 20,989 191,210
Booking Holdings, Inc. 687 3,781,289
Boyd Gaming Corp. 11,703 993,585
Brinker International, Inc.* 2,311 364,214
Caesars Entertainment, Inc.* 5,587 149,061
Carnival Corp.* 24,915 741,720
Cava Group, Inc.*(a) 3,020 265,790
Cheesecake Factory, Inc. (The)(a) 2,772 177,159
Chipotle Mexican Grill, Inc.* 28,025 1,201,712
Choice Hotels International, Inc.(a) 770 98,337
Churchill Downs, Inc.(a) 3,244 347,238
Cracker Barrel Old Country Store,
Inc.(a) 2,114 131,068
Darden Restaurants, Inc. 2,480 500,142
Dave & Buster's Entertainment,
Inc.*(a) 2,618 76,550
Domino's Pizza, Inc.(a) 616 285,337
DoorDash, Inc., Class A* 7,392 1,849,848
DraftKings, Inc., Class A* 12,011 540,975
Dutch Bros, Inc., Class A* 3,624 214,795
Expedia Group, Inc.(a) 3,542 638,339
Flutter Entertainment plc* 3,388 1,024,057
Golden Entertainment, Inc.(a) 2,926 82,279
Hilton Grand Vacations, Inc.*(a) 9,239 414,092
Hilton Worldwide Holdings, Inc. 5,134 1,376,323
Hyatt Hotels Corp., Class A 2,156 303,931
Krispy Kreme, Inc.(a) 11,857 42,922
Las Vegas Sands Corp. 8,623 451,845
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Life Time Group Holdings, Inc.* 5,852 $ 168,069
Light & Wonder, Inc.*(a) 4,312 415,332
Marriott International, Inc., Class A(a) 5,134 1,354,503
Marriott Vacations Worldwide Corp.
(a) 6,160 458,735
McDonald's Corp. 15,100 4,531,057
MGM Resorts International* 7,248 264,190
Norwegian Cruise Line Holdings
Ltd.*(a) 77,765 1,987,673
Papa John's International, Inc.(a) 308 13,062
Penn Entertainment, Inc.*(a) 1,057 19,089
Planet Fitness, Inc., Class A* 3,234 353,121
Pursuit Attractions and Hospitality,
Inc.*(a) 2,015 60,934
Red Rock Resorts, Inc., Class A(a) 1,706 104,663
Royal Caribbean Cruises Ltd.(a) 5,545 1,762,589
Sabre Corp.* 1,057 3,203
Shake Shack, Inc., Class A*(a) 1,057 127,199
Six Flags Entertainment Corp.*(a) 1,208 36,192
Starbucks Corp. 30,027 2,677,207
Sweetgreen, Inc., Class A*(a) 6,468 83,308
Target Hospitality Corp.*(a) 3,080 23,377
Texas Roadhouse, Inc., Class A 2,416 447,274
Travel + Leisure Co. 12,165 720,776
United Parks & Resorts, Inc.*(a) 3,388 160,354
Vail Resorts, Inc. 1,848 277,681
Wendy's Co. (The)(a) 3,080 30,338
Wingstop, Inc.(a) 1,057 398,848
Wyndham Hotels & Resorts, Inc.(a) 2,772 238,392
Wynn Resorts Ltd. 2,567 279,880
Yum! Brands, Inc. 6,342 914,199
35,847,350
Household Durables -
0 .9%
Beazer Homes USA, Inc.*(a) 1,848 43,428
Cavco Industries, Inc.* 308 124,330
Century Communities, Inc. 5,587 314,492
Champion Homes, Inc.*(a) 3,234 196,951
DR Horton, Inc. 7,852 1,121,580
Dream Finders Homes, Inc., Class
A*(a) 1,078 27,295
Ethan Allen Interiors, Inc.(a) 3,875 115,359
Garmin Ltd. 3,542 774,848
Green Brick Partners, Inc.* 6,776 419,705
Helen of Troy Ltd.* 2,926 64,313
Installed Building Products, Inc.(a) 620 125,420
KB Home(a) 12,986 717,606
La-Z-Boy, Inc.(a) 3,624 130,355
Leggett & Platt, Inc.(a) 17,365 165,836
Lennar Corp., Class A 6,644 745,324
Lennar Corp., Class B(a) 465 49,839
LGI Homes, Inc.*(a) 4,004 213,293
M/I Homes, Inc.* 5,285 635,204
Meritage Homes Corp. 14,262 960,403
Mohawk Industries, Inc.* 9,701 1,110,862
Newell Brands, Inc.(a) 54,209 304,113

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
NVR, Inc.* 70 $ 528,464
PulteGroup, Inc. 6,040 682,037
Somnigroup International, Inc.(a) 4,832 349,740
Sonos, Inc.* 770 8,324
Taylor Morrison Home Corp., Class
A* 19,781 1,172,618
Toll Brothers, Inc. 17,516 2,073,194
TopBuild Corp.*(a) 924 342,277
Tri Pointe Homes, Inc.* 17,063 525,540
Whirlpool Corp.(a) 10,625 882,300
14,925,050
Household Products -
0 .7%
Central Garden & Pet Co.*(a) 1,395 54,433
Central Garden & Pet Co., Class A* 8,623 306,289
Church & Dwight Co., Inc. 5,852 548,742
Clorox Co. (The) 2,618 328,716
Colgate-Palmolive Co. 17,400 1,458,990
Energizer Holdings, Inc.(a) 9,393 211,530
Kimberly-Clark Corp. 6,622 825,234
Procter & Gamble Co. (The) 48,924 7,361,594
Reynolds Consumer Products, Inc.(a) 6,191 139,236
Spectrum Brands Holdings, Inc.(a) 3,020 161,600
WD-40 Co. 308 66,035
11,462,399
Independent Power and Renewable Electricity Producers
-
0 .2%
AES Corp. (The) 122,310 1,608,376
Clearway Energy, Inc., Class A 154 4,740
Clearway Energy, Inc., Class C(a) 5,436 177,377
Ormat Technologies, Inc. 2,002 178,999
Talen Energy Corp.* 1,848 697,749
Vistra Corp. 7,238 1,509,413
4,176,654
Industrial Conglomerates -
0 .3%
3M Co. 14,167 2,114,000
Honeywell International, Inc. 16,610 3,693,233
5,807,233
Industrial REITs -
0 .3%
Americold Realty Trust, Inc., REIT 6,930 111,434
EastGroup Properties, Inc., REIT 2,464 402,223
First Industrial Realty Trust, Inc.,
REIT(a) 6,006 292,612
Innovative Industrial Properties, Inc.,
REIT 1,694 87,580
Lineage, Inc., REIT 9,060 390,939
LXP Industrial Trust, REIT(a) 3,542 27,486
Plymouth Industrial REIT, Inc.,
REIT(a) 2,567 37,273
Prologis, Inc., REIT 19,710 2,104,634
Rexford Industrial Realty, Inc., REIT 9,547 348,752
STAG Industrial, Inc., REIT(a) 10,009 343,609
Investments Shares Value
Industrial REITs
(continued)
Terreno Realty Corp., REIT(a) 5,236 $ 290,546
4,437,088
Insurance -
2 .6%
Aflac, Inc. 11,023 1,095,245
Allstate Corp. (The) 6,776 1,377,222
American Financial Group, Inc.(a) 13,243 1,654,051
American International Group, Inc. 16,006 1,242,546
AMERISAFE, Inc. 310 13,882
Aon plc, Class A 4,650 1,654,051
Arch Capital Group Ltd. 10,625 914,388
Arthur J Gallagher & Co. 5,390 1,548,277
Assurant, Inc.(a) 9,664 1,810,067
Assured Guaranty Ltd. 7,852 664,122
Axis Capital Holdings Ltd. 13,948 1,308,880
Baldwin Insurance Group, Inc. (The),
Class A*(a) 1,208 44,503
Brighthouse Financial, Inc.*(a) 12,080 578,028
Brown & Brown, Inc. 4,961 453,287
Chubb Ltd. 9,966 2,651,355
Cincinnati Financial Corp. 3,234 477,047
CNO Financial Group, Inc.(a) 20,083 739,858
Employers Holdings, Inc. 2,926 120,785
Erie Indemnity Co., Class A(a) 462 164,583
Everest Group Ltd. 930 312,294
F&G Annuities & Life, Inc. 1,232 39,313
Fidelity National Financial, Inc.(a) 7,852 443,088
First American Financial Corp. 17,818 1,069,971
Genworth Financial, Inc., Class A*(a) 68,060 534,952
Globe Life, Inc. 14,949 2,099,886
Goosehead Insurance, Inc., Class A 1,510 137,274
Hamilton Insurance Group Ltd.,
Class B* 4,530 97,350
Hanover Insurance Group, Inc. (The) 6,314 1,083,672
Hartford Insurance Group, Inc. (The) 8,003 995,493
Heritage Insurance Holdings, Inc.* 906 19,108
Horace Mann Educators Corp. 5,698 242,336
Kemper Corp. 10,933 673,363
Kinsale Capital Group, Inc.(a) 770 339,331
Lemonade, Inc.* 924 34,816
Lincoln National Corp.(a) 31,105 1,185,412
Loews Corp.(a) 5,436 492,175
Markel Group, Inc.* 302 606,504
Marsh & McLennan Cos., Inc. 10,570 2,105,544
Mercury General Corp. 1,812 125,481
MetLife, Inc. 16,006 1,215,656
Old Republic International Corp. 44,243 1,600,269
Oscar Health, Inc., Class A*(a) 6,776 95,203
Palomar Holdings, Inc.*(a) 604 80,024
Primerica, Inc.(a) 1,232 327,256
Principal Financial Group, Inc. 6,776 527,376
Progressive Corp. (The) 15,553 3,764,448
Prudential Financial, Inc. 9,513 985,357
Reinsurance Group of America, Inc. 1,386 266,736
RenaissanceRe Holdings Ltd.(a) 1,359 331,243
RLI Corp.(a) 2,464 162,599

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Ryan Specialty Holdings, Inc., Class
A(a) 3,322 $ 203,273
Safety Insurance Group, Inc.(a) 1,540 108,339
Selective Insurance Group, Inc. 10,117 788,822
SiriusPoint Ltd.* 13,590 266,500
Stewart Information Services Corp. 1,963 127,458
Travelers Cos., Inc. (The) 6,191 1,611,146
Trupanion, Inc.*(a) 462 21,903
Universal Insurance Holdings, Inc.(a) 1,661 39,266
Unum Group(a) 5,236 375,997
W R Berkley Corp. 6,280 432,127
White Mountains Insurance Group
Ltd. 151 269,958
Willis Towers Watson plc 2,114 667,622
45,418,118
Interactive Media & Services -
5 .5%
Alphabet, Inc., Class A 152,510 29,266,669
Alphabet, Inc., Class C 133,937 25,831,090
Cargurus, Inc., Class A* 3,542 116,248
Cars.com, Inc.* 9,085 116,924
IAC, Inc.* 10,268 403,532
Match Group, Inc. 10,625 364,119
Meta Platforms, Inc., Class A 46,055 35,620,779
Pinterest, Inc., Class A* 13,288 512,917
Reddit, Inc., Class A*(a) 2,156 346,232
Rumble, Inc.*(a) 2,618 22,096
Snap, Inc., Class A* 25,869 243,945
Taboola.com Ltd.* 28,690 92,095
Vimeo, Inc.*(a) 22,328 84,623
Webtoon Entertainment, Inc.*(a) 2,618 26,285
Yelp, Inc., Class A* 4,158 143,160
Ziff Davis, Inc.* 6,930 215,662
ZoomInfo Technologies, Inc., Class
A* 58,821 637,031
94,043,407
IT Services -
1 .1%
Accenture plc, Class A 16,157 4,315,535
Akamai Technologies, Inc.*(a) 3,100 236,561
Applied Digital Corp.*(a) 3,542 46,542
ASGN, Inc.*(a) 6,191 310,417
Cloudflare, Inc., Class A* 6,795 1,411,186
Cognizant Technology Solutions
Corp., Class A 11,174 801,846
CoreWeave, Inc., Class A*(a) 453 51,701
Couchbase, Inc.* 1,078 26,152
DigitalOcean Holdings, Inc.* 1,694 47,195
DXC Technology Co.* 28,641 389,804
EPAM Systems, Inc.* 2,464 388,597
Fastly, Inc., Class A* 29,596 200,957
Gartner, Inc.* 1,661 562,498
GoDaddy, Inc., Class A* 3,411 551,149
International Business Machines
Corp. 24,462 6,192,555
Investments Shares Value
IT Services
(continued)
Kyndryl Holdings, Inc.* 11,174 $ 422,042
MongoDB, Inc.* 1,963 466,978
Okta, Inc.* 3,542 346,408
Snowflake, Inc., Class A* 6,468 1,445,598
Twilio, Inc., Class A*(a) 3,624 467,496
VeriSign, Inc. 1,812 487,192
19,168,409
Leisure Products -
0 .2%
Acushnet Holdings Corp.(a) 930 74,046
Brunswick Corp. 10,117 589,720
Hasbro, Inc. 4,530 340,475
Malibu Boats, Inc., Class A*(a) 1,812 60,358
Mattel, Inc.*(a) 60,977 1,037,219
Peloton Interactive, Inc., Class A*(a) 72,063 514,530
Polaris, Inc.(a) 8,315 439,947
Sturm Ruger & Co., Inc.(a) 2,416 82,530
Topgolf Callaway Brands Corp.*(a) 18,940 175,195
YETI Holdings, Inc.*(a) 4,620 169,739
3,483,759
Life Sciences Tools & Services -
0 .9%
10X Genomics, Inc., Class A* 11,857 159,477
Adaptive Biotechnologies Corp.*(a) 8,623 88,300
Agilent Technologies, Inc. 5,852 671,868
Avantor, Inc.*(a) 117,629 1,580,934
Azenta, Inc.*(a) 3,080 100,716
BioLife Solutions, Inc.*(a) 5,082 108,043
Bio-Rad Laboratories, Inc., Class
A*(a) 1,078 260,822
Bio-Techne Corp. 5,134 280,984
Bruker Corp. 5,712 219,512
Charles River Laboratories
International, Inc.* 7,852 1,332,013
Danaher Corp. 13,137 2,590,091
Fortrea Holdings, Inc.*(a) 30,502 175,081
Illumina, Inc.* 2,772 284,712
IQVIA Holdings, Inc.* 4,228 785,816
Medpace Holdings, Inc.* 770 328,944
Mesa Laboratories, Inc. 924 70,668
Mettler-Toledo International, Inc.*(a) 465 573,661
OmniAb, Inc.*‡(a) 562 —
Repligen Corp.*(a) 1,812 212,131
Revvity, Inc. 2,002 175,976
Sotera Health Co.*(a) 9,085 104,387
Tempus AI, Inc., Class A*(a) 4,228 239,263
Thermo Fisher Scientific, Inc. 7,852 3,672,223
Waters Corp.*(a) 1,208 348,822
West Pharmaceutical Services, Inc. 1,848 442,152
14,806,596
Machinery -
2 .2%
AGCO Corp. 2,567 302,829
Alamo Group, Inc. 310 69,000
Albany International Corp., Class A 1,706 92,448
Allison Transmission Holdings, Inc. 4,228 380,816
Astec Industries, Inc. 154 6,108

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Blue Bird Corp.*(a) 4,228 $ 189,372
Caterpillar, Inc. 12,684 5,555,846
Chart Industries, Inc.* 7,700 1,530,991
CNH Industrial NV 16,938 219,516
Crane Co. 1,661 325,174
Cummins, Inc. 3,171 1,165,723
Deere & Co. 6,644 3,483,914
Donaldson Co., Inc.(a) 5,698 410,085
Dover Corp. 3,100 561,534
Energy Recovery, Inc.* 1,078 14,499
Enerpac Tool Group Corp., Class A 3,775 145,375
Enpro, Inc.(a) 1,085 230,465
Esab Corp.(a) 2,718 364,674
ESCO Technologies, Inc.(a) 604 116,995
Federal Signal Corp.(a) 1,812 229,345
Flowserve Corp. 6,199 347,392
Fortive Corp. 6,622 317,392
Franklin Electric Co., Inc. 1,078 101,278
Gates Industrial Corp. plc*(a) 41,072 1,018,586
Gorman-Rupp Co. (The) 462 19,016
Graco, Inc. 4,379 367,748
Greenbrier Cos., Inc. (The) 6,160 280,280
Hillenbrand, Inc. 8,305 171,997
Hillman Solutions Corp.*(a) 21,895 172,752
IDEX Corp.(a) 1,848 302,166
Illinois Tool Works, Inc.(a) 6,468 1,655,614
Ingersoll Rand, Inc.(a) 8,161 690,665
ITT, Inc. 3,926 667,263
JBT Marel Corp. 1,510 208,078
Kadant, Inc. 310 103,159
Kennametal, Inc. 2,772 68,635
Lincoln Electric Holdings, Inc. 1,963 477,990
Lindsay Corp. 310 42,318
Middleby Corp. (The)*(a) 9,547 1,386,224
Mueller Industries, Inc. 5,544 473,291
Mueller Water Products, Inc., Class
A(a) 4,495 111,296
Nordson Corp. 1,812 388,149
Oshkosh Corp. 11,627 1,471,164
Otis Worldwide Corp. 9,146 783,721
PACCAR, Inc. 13,705 1,353,506
Parker-Hannifin Corp. 2,619 1,916,846
Pentair plc 4,158 424,948
Proto Labs, Inc.* 924 39,843
RBC Bearings, Inc.* 1,208 467,907
REV Group, Inc.(a) 3,473 172,087
Snap-on, Inc.(a) 1,208 387,998
SPX Technologies, Inc.*(a) 1,510 275,409
Standex International Corp. 155 25,535
Stanley Black & Decker, Inc.(a) 26,727 1,808,082
Symbotic, Inc., Class A*(a) 1,540 83,083
Tennant Co. 1,386 114,400
Terex Corp.(a) 11,627 591,349
Timken Co. (The) 11,703 890,481
Investments Shares Value
Machinery
(continued)
Toro Co. (The) 3,850 $ 285,863
Trinity Industries, Inc.(a) 2,480 57,784
Watts Water Technologies, Inc.,
Class A(a) 906 237,662
Westinghouse Air Brake
Technologies Corp. 3,926 753,988
Worthington Enterprises, Inc. 2,618 162,237
Xylem, Inc. 5,698 824,045
37,893,936
Marine Transportation -
0 .1%
Genco Shipping & Trading Ltd.(a) 2,926 46,611
Kirby Corp.* 2,718 259,053
Matson, Inc.(a) 6,160 657,765
963,429
Media -
0 .7%
Altice USA, Inc., Class A* 50,660 131,716
Cable One, Inc.(a) 616 78,836
Charter Communications, Inc., Class
A* 2,567 691,447
Comcast Corp., Class A 95,281 3,166,188
DoubleVerify Holdings, Inc.* 462 7,078
EchoStar Corp., Class A*(a) 21,558 702,575
Fox Corp., Class A 4,928 274,785
Fox Corp., Class B 2,114 108,110
Ibotta, Inc., Class A* 462 16,794
Integral Ad Science Holding Corp.* 6,006 49,249
Interpublic Group of Cos., Inc. (The) 69,908 1,719,737
Liberty Broadband Corp., Class A* 1,232 75,312
Liberty Broadband Corp., Class C* 3,081 188,927
Magnite, Inc.* 2,416 55,592
New York Times Co. (The), Class A 7,853 407,492
News Corp., Class A 8,059 236,290
News Corp., Class B(a) 2,635 88,062
Nexstar Media Group, Inc., Class
A(a) 5,436 1,017,130
Omnicom Group, Inc.(a) 5,582 402,183
Paramount Global, Class B 107,512 1,351,426
Sinclair, Inc. 1,848 26,722
Sirius XM Holdings, Inc.(a) 31,106 656,959
Stagwell, Inc., Class A*(a) 4,928 28,237
TEGNA, Inc. 32,314 539,644
Trade Desk, Inc. (The), Class A*(a) 9,239 803,423
12,823,914
Metals & Mining -
0 .7%
Alcoa Corp.(a) 44,998 1,348,590
Alpha Metallurgical Resources, Inc.* 2,156 254,559
Carpenter Technology Corp. 2,265 564,868
Century Aluminum Co.*(a) 6,622 140,254
Cleveland-Cliffs, Inc.*(a) 86,485 909,822
Coeur Mining, Inc.*(a) 106,304 923,782
Commercial Metals Co. 20,989 1,088,489
Constellium SE* 17,365 238,074
Freeport-McMoRan, Inc. 31,257 1,257,782
Hecla Mining Co. 12,090 69,397

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Kaiser Aluminum Corp. 1,694 $ 130,963
Materion Corp. 465 48,964
MP Materials Corp.*(a) 3,850 236,775
Newmont Corp. 30,049 1,866,043
Nucor Corp. 6,644 950,557
Reliance, Inc. 1,542 447,380
Royal Gold, Inc. 2,464 373,099
Ryerson Holding Corp.(a) 4,466 92,000
Southern Copper Corp. 1,812 170,618
Steel Dynamics, Inc.(a) 4,228 539,324
SunCoke Energy, Inc. 8,469 62,586
Warrior Met Coal, Inc. 3,322 170,684
Worthington Steel, Inc. 3,542 108,102
11,992,712
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
AGNC Investment Corp.(a) 168,301 1,587,078
Annaly Capital Management, Inc.(a) 109,019 2,216,356
Apollo Commercial Real Estate
Finance, Inc. 14,629 140,731
Arbor Realty Trust, Inc.(a) 26,878 299,959
ARMOUR Residential REIT, Inc.(a) 10,117 165,008
Blackstone Mortgage Trust, Inc.,
Class A(a) 3,020 55,810
BrightSpire Capital, Inc., Class A(a) 10,163 52,644
Chimera Investment Corp. 19,248 257,346
Ellington Financial, Inc.(a) 22,197 281,680
Franklin BSP Realty Trust, Inc.(a) 20,172 203,737
KKR Real Estate Finance Trust, Inc. 15,091 136,423
Ladder Capital Corp. 28,025 306,033
MFA Financial, Inc. 10,779 97,981
Orchid Island Capital, Inc.(a) 14,167 98,602
PennyMac Mortgage Investment
Trust(a) 17,092 201,515
Ready Capital Corp.(a) 15,860 66,771
Redwood Trust, Inc.(a) 19,556 106,776
Rithm Capital Corp.(a) 97,470 1,172,564
Starwood Property Trust, Inc.(a) 55,433 1,078,726
TPG RE Finance Trust, Inc. 10,779 93,777
Two Harbors Investment Corp. 12,165 118,609
8,738,126
Multi-Utilities -
0 .6%
Ameren Corp.(a) 6,342 641,366
Avista Corp. 12,684 473,113
Black Hills Corp. 12,231 706,707
CenterPoint Energy, Inc.(a) 15,706 609,707
CMS Energy Corp.(a) 7,399 546,046
Consolidated Edison, Inc. 8,623 892,481
Dominion Energy, Inc. 21,250 1,242,062
DTE Energy Co. 6,040 835,996
NiSource, Inc. 11,028 468,139
Northwestern Energy Group, Inc.(a) 9,060 486,522
Public Service Enterprise Group, Inc. 11,325 1,016,872
Sempra 16,014 1,308,024
Investments Shares Value
Multi-Utilities
(continued)
Unitil Corp. 1,848 $ 95,320
WEC Energy Group, Inc.(a) 6,160 671,933
9,994,288
Office REITs -
0 .2%
Brandywine Realty Trust, REIT(a) 12,533 50,132
BXP, Inc., REIT 5,134 335,918
COPT Defense Properties, REIT 2,618 71,419
Cousins Properties, Inc., REIT(a) 4,077 110,487
Douglas Emmett, Inc., REIT(a) 22,650 343,374
Easterly Government Properties,
Inc., Class A, REIT 151 3,322
Empire State Realty Trust, Inc., Class
A, REIT 14,013 101,454
Highwoods Properties, Inc., REIT(a) 6,493 188,362
JBG SMITH Properties, REIT(a) 14,475 306,580
Kilroy Realty Corp., REIT(a) 6,160 227,058
Paramount Group, Inc., REIT*(a) 32,952 201,666
Piedmont Realty Trust, Inc., REIT(a) 11,778 89,042
SL Green Realty Corp., REIT(a) 4,004 229,229
Vornado Realty Trust, REIT(a) 8,758 336,482
2,594,525
Oil, Gas & Consumable Fuels -
3 .4%
Antero Midstream Corp. 17,063 313,106
Antero Resources Corp.* 46,508 1,624,524
APA Corp.(a) 62,061 1,197,157
BKV Corp.* 2,464 50,857
California Resources Corp. 12,781 615,789
Calumet, Inc.*(a) 10,163 161,998
Centrus Energy Corp., Class A*(a) 302 65,051
Cheniere Energy, Inc. 4,983 1,175,390
Chevron Corp. 49,204 7,461,295
Chord Energy Corp. 10,779 1,189,247
Civitas Resources, Inc. 13,741 417,179
CNX Resources Corp.*(a) 8,305 251,725
Comstock Resources, Inc.*(a) 5,134 91,745
ConocoPhillips 33,975 3,239,177
Core Natural Resources, Inc. 9,547 704,664
Coterra Energy, Inc. 22,801 556,116
Crescent Energy Co., Class A(a) 27,563 254,682
CVR Energy, Inc. 4,077 109,182
Delek US Holdings, Inc. 14,647 327,653
Devon Energy Corp. 13,741 456,476
Diamondback Energy, Inc.(a) 4,962 737,651
Dorian LPG Ltd. 6,666 191,914
DT Midstream, Inc.(a) 4,832 496,391
EOG Resources, Inc. 14,937 1,792,739
EQT Corp. 12,319 662,146
Expand Energy Corp. 5,436 569,584
Exxon Mobil Corp. 114,307 12,761,233
Gulfport Energy Corp.* 2,416 420,698
HF Sinclair Corp. 29,898 1,313,718
HighPeak Energy, Inc.(a) 5,236 52,203
International Seaways, Inc. 8,469 337,913
Kinder Morgan, Inc.(a) 44,243 1,241,459
Kosmos Energy Ltd.*(a) 42,129 90,577

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Magnolia Oil & Gas Corp., Class A(a) 29,103 $ 693,233
Marathon Petroleum Corp. 8,607 1,464,825
Matador Resources Co.(a) 20,480 1,021,542
Murphy Oil Corp.(a) 25,253 626,527
New Fortress Energy, Inc.*(a) 302 823
NextDecade Corp.* 14,031 159,392
Northern Oil & Gas, Inc.(a) 15,706 442,281
Occidental Petroleum Corp. 15,402 676,764
ONEOK, Inc. 15,860 1,302,265
Ovintiv, Inc. 48,979 2,016,955
Par Pacific Holdings, Inc.* 6,795 213,227
PBF Energy, Inc., Class A 16,497 372,832
Peabody Energy Corp. 20,002 323,032
Permian Resources Corp. 110,985 1,571,548
Phillips 66 11,174 1,380,883
Range Resources Corp. 8,305 304,960
Sitio Royalties Corp., Class A 6,493 117,978
SM Energy Co.(a) 18,940 522,555
Talos Energy, Inc.* 13,590 116,195
Targa Resources Corp. 4,983 829,221
Texas Pacific Land Corp.(a) 465 450,180
Uranium Energy Corp.*(a) 13,416 116,317
Valero Energy Corp.(a) 8,758 1,202,561
Venture Global, Inc., Class A 13,288 203,705
Viper Energy, Inc., Class A(a) 3,624 136,480
Vitesse Energy, Inc.(a) 1,232 29,482
Williams Cos., Inc. (The) 26,727 1,602,284
World Kinect Corp.(a) 10,009 272,945
59,102,231
Paper & Forest Products -
0 .0% (d)
Louisiana-Pacific Corp.(a) 3,542 320,232
Sylvamo Corp. 5,544 255,412
575,644
Passenger Airlines -
0 .3%
Alaska Air Group, Inc.*(a) 23,103 1,223,535
Allegiant Travel Co.*(a) 1,812 93,572
American Airlines Group, Inc.*(a) 117,949 1,355,234
Delta Air Lines, Inc.(a) 16,014 852,105
Frontier Group Holdings, Inc.*(a) 17,400 76,212
JetBlue Airways Corp.*(a) 45,887 203,738
Joby Aviation, Inc.*(a) 21,866 364,288
SkyWest, Inc.* 6,468 750,029
Southwest Airlines Co. 10,317 319,105
United Airlines Holdings, Inc.* 7,853 693,498
Wheels Up Experience, Inc.*(a) 13,397 18,890
5,950,206
Personal Care Products -
0 .1%
BellRing Brands, Inc.* 4,340 236,877
Coty, Inc., Class A*(a) 46,659 226,296
Edgewell Personal Care Co. 10,483 264,486
elf Beauty, Inc.*(a) 1,540 186,633
Investments Shares Value
Personal Care Products
(continued)
Estee Lauder Cos., Inc. (The), Class
A 4,077 $ 380,547
Herbalife Ltd.*(a) 28,179 259,247
Interparfums, Inc.(a) 465 56,079
Kenvue, Inc. 40,166 861,159
2,471,324
Pharmaceuticals -
2 .5%
Amneal Pharmaceuticals, Inc.* 12,382 96,827
Amphastar Pharmaceuticals, Inc.*(a) 3,548 74,331
ANI Pharmaceuticals, Inc.*(a) 1,079 68,355
Avadel Pharmaceuticals plc, ADR*(a) 6,622 69,597
Axsome Therapeutics, Inc.* 1,704 172,752
Bristol-Myers Squibb Co. 51,793 2,243,155
Collegium Pharmaceutical, Inc.* 7,700 229,922
Corcept Therapeutics, Inc.*(a) 3,775 253,567
Elanco Animal Health, Inc.* 91,927 1,257,561
Eli Lilly & Co. 16,912 12,516,064
Evolus, Inc.*(a) 1,705 15,209
Harmony Biosciences Holdings, Inc.* 5,436 191,238
Innoviva, Inc.* 6,040 109,747
Jazz Pharmaceuticals plc*(a) 10,117 1,159,712
Johnson & Johnson 62,665 10,323,432
Ligand Pharmaceuticals, Inc.*(a) 308 40,527
Merck & Co., Inc. 65,383 5,107,720
Nuvation Bio, Inc.*(a) 38,034 89,760
Organon & Co.(a) 50,352 488,414
Pacira BioSciences, Inc.*(a) 10,779 227,329
Perrigo Co. plc(a) 22,328 595,488
Pfizer, Inc. 150,593 3,507,311
Prestige Consumer Healthcare,
Inc.*(a) 2,718 200,996
Royalty Pharma plc, Class A 7,853 288,990
Supernus Pharmaceuticals, Inc.*(a) 4,004 140,540
Viatris, Inc. 210,343 1,838,398
Zoetis, Inc. 8,909 1,298,843
42,605,785
Professional Services -
0 .9%
Alight, Inc., Class A(a) 63,132 338,388
Amentum Holdings, Inc.* 20,536 512,784
Automatic Data Processing, Inc. 8,758 2,710,601
Barrett Business Services, Inc.(a) 2,416 111,064
Booz Allen Hamilton Holding Corp. 2,636 282,922
Broadridge Financial Solutions, Inc. 2,310 571,748
CACI International, Inc., Class A*(a) 1,078 496,494
CBIZ, Inc.* 1,550 94,736
Clarivate plc*(a) 52,354 201,563
Concentrix Corp.(a) 6,040 313,899
CSG Systems International, Inc. 2,265 141,472
Dayforce, Inc.*(a) 5,236 301,960
Dun & Bradstreet Holdings, Inc. 48,622 442,460
Equifax, Inc. 2,718 652,945
ExlService Holdings, Inc.*(a) 5,436 236,085
Exponent, Inc.(a) 1,078 74,339
First Advantage Corp.* 3,862 66,774
FTI Consulting, Inc.*(a) 1,078 179,325

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Professional Services
(continued)
Genpact Ltd. 7,550 $ 332,578
Heidrick & Struggles International,
Inc. 2,620 116,669
Huron Consulting Group, Inc.*(a) 465 61,417
ICF International, Inc. 465 39,009
Insperity, Inc. 770 45,877
Jacobs Solutions, Inc. 2,869 407,025
KBR, Inc.(a) 4,158 194,345
Kforce, Inc.(a) 310 10,803
Korn Ferry(a) 7,852 556,471
Leidos Holdings, Inc. 3,020 482,143
Maximus, Inc. 9,060 669,172
NV5 Global, Inc.* 4,004 89,890
Parsons Corp.*(a) 2,772 205,682
Paychex, Inc.(a) 6,974 1,006,557
Paycom Software, Inc. 1,359 314,663
Paylocity Holding Corp.* 2,310 427,073
Planet Labs PBC* 11,549 72,181
Robert Half, Inc.(a) 3,100 114,421
Science Applications International
Corp.(a) 2,464 274,687
SS&C Technologies Holdings, Inc. 5,587 477,577
TransUnion 3,234 307,844
TriNet Group, Inc.(a) 1,694 114,870
UL Solutions, Inc., Class A 1,359 99,370
Upwork, Inc.* 25,407 303,868
Verisk Analytics, Inc. 3,171 883,789
Verra Mobility Corp., Class A* 8,837 223,223
WNS Holdings Ltd.* 2,618 195,800
15,756,563
Real Estate Management & Development -
0 .3%
CBRE Group, Inc., Class A* 6,006 935,374
Compass, Inc., Class A* 29,565 234,746
CoStar Group, Inc.* 9,211 876,795
Cushman & Wakefield plc* 33,106 403,562
eXp World Holdings, Inc.(a) 6,776 73,045
Forestar Group, Inc.* 5,544 137,491
Howard Hughes Holdings, Inc.* 1,848 127,013
Jones Lang LaSalle, Inc.*(a) 1,661 449,068
Kennedy-Wilson Holdings, Inc. 14,783 108,212
Newmark Group, Inc., Class A(a) 33,414 506,890
Opendoor Technologies, Inc.*(a) 112,797 207,547
St Joe Co. (The) 3,388 171,094
Zillow Group, Inc., Class A* 2,114 162,250
Zillow Group, Inc., Class C* 4,530 360,362
4,753,449
Residential REITs -
0 .2%
American Homes 4 Rent, Class A,
REIT 8,623 299,132
AvalonBay Communities, Inc.,
REIT(a) 2,926 545,055
Camden Property Trust, REIT 1,694 184,985
Centerspace, REIT(a) 1,848 100,587
Investments Shares Value
Residential REITs
(continued)
Elme Communities, REIT 8,154 $ 122,962
Equity LifeStyle Properties, Inc.,
REIT(a) 5,082 304,513
Equity Residential, REIT 6,191 391,271
Essex Property Trust, Inc., REIT(a) 1,232 320,542
Independence Realty Trust, Inc.,
REIT(a) 6,040 101,291
Invitation Homes, Inc., REIT 11,325 347,111
Mid-America Apartment
Communities, Inc., REIT(a) 2,618 372,882
NexPoint Residential Trust, Inc.,
REIT 3,234 100,836
Sun Communities, Inc., REIT(a) 2,002 248,308
UDR, Inc., REIT(a) 6,006 235,976
UMH Properties, Inc., REIT(a) 7,392 120,342
3,795,793
Retail REITs -
0 .3%
Acadia Realty Trust, REIT(a) 8,777 164,305
Agree Realty Corp., REIT(a) 5,236 375,421
Alexander's, Inc., REIT 308 77,367
Brixmor Property Group, Inc.,
REIT(a) 10,419 272,248
Curbline Properties Corp., REIT 7,700 170,170
Federal Realty Investment Trust,
REIT 3,850 354,816
Getty Realty Corp., REIT(a) 4,681 130,085
InvenTrust Properties Corp., REIT(a) 755 20,815
Kimco Realty Corp., REIT 17,365 368,659
Kite Realty Group Trust, REIT(a) 12,627 277,541
Macerich Co. (The), REIT(a) 15,091 252,171
NETSTREIT Corp., REIT(a) 7,852 143,142
NNN REIT, Inc., REIT(a) 6,191 255,441
Phillips Edison & Co., Inc., REIT 2,926 98,870
Realty Income Corp., REIT 17,554 985,306
Regency Centers Corp., REIT(a) 3,696 263,894
Simon Property Group, Inc., REIT 6,776 1,109,841
SITE Centers Corp., REIT(a) 6,052 65,180
Tanger, Inc., REIT(a) 6,930 208,039
Urban Edge Properties, REIT(a) 4,185 82,528
Whitestone REIT, REIT 2,772 33,791
5,709,630
Semiconductors & Semiconductor Equipment -
9 .5%
ACM Research, Inc., Class A* 9,547 289,847
Advanced Micro Devices, Inc.* 34,277 6,043,378
Allegro MicroSystems, Inc.* 7,701 241,888
Alpha & Omega Semiconductor
Ltd.*(a) 3,542 90,215
Ambarella, Inc.*(a) 2,156 142,490
Amkor Technology, Inc. 7,084 159,815
Analog Devices, Inc. 10,721 2,408,258
Applied Materials, Inc. 20,989 3,779,279
Astera Labs, Inc.* 5,587 763,911
Axcelis Technologies, Inc.*(a) 1,661 112,433
Broadcom, Inc. 96,791 28,427,517
Cirrus Logic, Inc.*(a) 1,540 155,093

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Cohu, Inc.*(a) 5,859 $ 104,642
Credo Technology Group Holding
Ltd.* 5,236 584,076
Diodes, Inc.*(a) 3,322 164,007
Enphase Energy, Inc.* 7,852 254,091
Entegris, Inc.(a) 3,388 265,823
First Solar, Inc.* 2,869 501,300
FormFactor, Inc.* 1,861 52,871
Ichor Holdings Ltd.*(a) 3,234 64,001
Impinj, Inc.*(a) 1,240 191,679
Intel Corp. 87,882 1,740,064
KLA Corp. 2,718 2,389,204
Kulicke & Soffa Industries, Inc. 924 30,270
Lam Research Corp. 32,918 3,121,943
Lattice Semiconductor Corp.* 6,314 314,627
MACOM Technology Solutions
Holdings, Inc.* 2,114 289,914
Marvell Technology, Inc. 19,094 1,534,585
MaxLinear, Inc., Class A* 5,390 85,270
Microchip Technology, Inc. 11,929 806,281
Micron Technology, Inc. 28,992 3,164,187
MKS, Inc.(a) 10,419 991,680
Monolithic Power Systems, Inc. 1,078 766,717
NVIDIA Corp. 496,639 88,337,179
NXP Semiconductors NV 5,436 1,162,054
ON Semiconductor Corp.*(a) 10,009 564,107
Onto Innovation, Inc.*(a) 2,310 218,873
PDF Solutions, Inc.*(a) 4,622 102,747
Penguin Solutions, Inc.*(a) 9,547 225,023
Photronics, Inc.* 13,329 271,378
Power Integrations, Inc.(a) 1,078 52,305
Qorvo, Inc.* 16,459 1,375,972
QUALCOMM, Inc. 28,539 4,188,384
Rambus, Inc.* 4,312 318,786
Rigetti Computing, Inc.*(a) 16,761 243,035
Semtech Corp.*(a) 4,774 243,951
Silicon Laboratories, Inc.* 1,694 223,218
SiTime Corp.* 462 93,717
Skyworks Solutions, Inc.(a) 27,784 1,904,315
SolarEdge Technologies, Inc.*(a) 5,285 135,613
Synaptics, Inc.*(a) 462 28,967
Teradyne, Inc. 3,080 330,884
Texas Instruments, Inc. 19,556 3,540,809
Ultra Clean Holdings, Inc.* 3,696 83,234
Universal Display Corp.(a) 2,171 313,492
Veeco Instruments, Inc.*(a) 1,240 25,767
164,015,166
Software -
9 .0%
ACI Worldwide, Inc.* 2,869 122,105
Adeia, Inc. 10,625 137,594
Adobe, Inc.* 8,758 3,132,649
Agilysys, Inc.*(a) 604 68,904
Alarm.com Holdings, Inc.*(a) 770 42,065
Alkami Technology, Inc.*(a) 4,620 102,980
Investments Shares Value
Software
(continued)
Amplitude, Inc., Class A* 9,513 $ 116,344
Appfolio, Inc., Class A* 1,232 329,412
Appian Corp., Class A*(a) 462 12,756
AppLovin Corp., Class A* 4,928 1,925,370
Asana, Inc., Class A*(a) 7,853 115,282
Atlassian Corp., Class A* 3,542 679,285
Aurora Innovation, Inc., Class A*(a) 48,966 284,492
Autodesk, Inc.* 4,620 1,400,368
AvePoint, Inc.* 1,057 20,168
Bentley Systems, Inc., Class B 1,694 98,218
BILL Holdings, Inc.*(a) 5,082 217,764
Blackbaud, Inc.* 2,480 167,202
BlackLine, Inc.*(a) 924 49,693
Box, Inc., Class A* 4,495 144,290
Braze, Inc., Class A* 4,620 128,759
C3.ai, Inc., Class A*(a) 4,620 108,847
Cadence Design Systems, Inc.* 5,890 2,147,317
CCC Intelligent Solutions Holdings,
Inc.*(a) 13,590 131,415
Cipher Mining, Inc.*(a) 3,542 19,339
Cleanspark, Inc.*(a) 58,890 669,579
Clear Secure, Inc., Class A(a) 770 22,646
Clearwater Analytics Holdings, Inc.,
Class A* 7,097 143,785
Commvault Systems, Inc.* 2,114 401,554
Confluent, Inc., Class A*(a) 9,547 169,221
Core Scientific, Inc.*(a) 17,092 231,426
Crowdstrike Holdings, Inc., Class A* 4,928 2,240,121
Datadog, Inc., Class A* 6,776 948,504
Docusign, Inc.* 5,285 399,757
Dolby Laboratories, Inc., Class A 2,310 174,035
Dropbox, Inc., Class A*(a) 33,975 923,101
D-Wave Quantum, Inc.*(a) 11,023 189,485
Dynatrace, Inc.* 5,852 307,874
Elastic NV* 3,850 322,245
Fair Isaac Corp.* 523 751,405
Fortinet, Inc.* 14,345 1,433,066
Freshworks, Inc., Class A*(a) 8,623 112,013
Gen Digital, Inc. 14,475 426,868
Gitlab, Inc., Class A*(a) 4,774 209,149
Guidewire Software, Inc.* 2,003 453,119
HubSpot, Inc.* 1,057 549,270
Informatica, Inc., Class A*(a) 3,850 95,095
Intapp, Inc.*(a) 1,057 42,333
InterDigital, Inc.(a) 755 194,941
Intuit, Inc. 5,889 4,623,631
Jamf Holding Corp.*(a) 5,852 46,465
JFrog Ltd.*(a) 5,082 220,610
Klaviyo, Inc., Class A*(a) 3,080 95,788
Life360, Inc.* 1,812 138,781
LiveRamp Holdings, Inc.* 1,078 35,380
Manhattan Associates, Inc.* 2,114 464,361
MARA Holdings, Inc.*(a) 11,857 190,661
Meridianlink, Inc.*(a) 4,466 71,367
Microsoft Corp. 156,436 83,458,606
MicroStrategy, Inc., Class A*(a) 5,236 2,104,139

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
N-able, Inc.* 4,004 $ 32,352
nCino, Inc.*(a) 3,020 84,334
NCR Voyix Corp.*(a) 18,422 250,908
Nutanix, Inc., Class A* 6,493 488,079
Onestream, Inc., Class A* 755 18,007
Oracle Corp. 34,277 8,698,474
Pagaya Technologies Ltd., Class
A*(a) 6,040 181,502
Palantir Technologies, Inc., Class A* 45,300 7,173,255
Palo Alto Networks, Inc.*(a) 13,859 2,405,922
Pegasystems, Inc. 2,416 141,843
Procore Technologies, Inc.* 3,775 270,403
Progress Software Corp. 616 29,617
PROS Holdings, Inc.*(a) 5,544 86,985
PTC, Inc.* 2,310 496,211
Q2 Holdings, Inc.* 3,388 275,106
Qualys, Inc.*(a) 1,240 165,007
Rapid7, Inc.* 4,928 104,079
RingCentral, Inc., Class A* 14,167 361,117
Riot Platforms, Inc.*(a) 5,587 74,922
Roper Technologies, Inc. 2,310 1,271,424
Rubrik, Inc., Class A* 3,473 329,761
Salesforce, Inc. 19,630 5,071,018
Samsara, Inc., Class A* 12,935 491,918
SentinelOne, Inc., Class A* 12,165 223,106
ServiceNow, Inc.* 4,379 4,129,922
SoundHound AI, Inc., Class A*(a) 23,707 244,893
Sprinklr, Inc., Class A* 8,469 76,306
Sprout Social, Inc., Class A* 3,388 58,104
SPS Commerce, Inc.*(a) 1,078 117,356
Synopsys, Inc.*(a) 3,900 2,470,533
Tenable Holdings, Inc.* 2,869 89,828
Teradata Corp.* 6,160 128,929
Terawulf, Inc.*(a) 2,464 12,714
Tyler Technologies, Inc.* 906 529,611
UiPath, Inc., Class A*(a) 13,859 162,843
Unity Software, Inc.*(a) 15,091 503,436
Varonis Systems, Inc.* 4,004 223,543
Verint Systems, Inc.* 11,857 252,317
Vertex, Inc., Class A*(a) 604 20,035
Workday, Inc., Class A* 4,530 1,039,091
Workiva, Inc., Class A* 2,310 147,447
Zeta Global Holdings Corp., Class A* 2,618 40,972
Zoom Communications, Inc., Class
A* 5,587 413,717
Zscaler, Inc.* 2,114 603,674
154,553,620
Specialized REITs -
0 .7%
American Tower Corp., REIT 9,855 2,053,683
Crown Castle, Inc., REIT 8,777 922,375
CubeSmart, REIT 7,852 305,521
Digital Realty Trust, Inc., REIT 6,776 1,195,557
EPR Properties, REIT(a) 4,496 247,460
Equinix, Inc., REIT 2,015 1,582,118
Investments Shares Value
Specialized REITs
(continued)
Extra Space Storage, Inc., REIT 4,774 $ 641,435
Four Corners Property Trust, Inc.,
REIT(a) 4,928 124,383
Gaming and Leisure Properties, Inc.,
REIT 5,890 268,466
Iron Mountain, Inc., REIT 6,045 588,541
Lamar Advertising Co., Class A, REIT 3,171 387,655
National Storage Affiliates Trust,
REIT(a) 4,466 131,568
Outfront Media, Inc., REIT 2,114 37,058
PotlatchDeltic Corp., REIT(a) 3,696 151,129
Public Storage, REIT 3,256 885,437
Rayonier, Inc., REIT 2,869 66,876
Safehold, Inc., REIT(a) 3,020 42,250
SBA Communications Corp., REIT 2,002 449,889
Uniti Group, Inc., REIT*(a) 41,883 222,818
VICI Properties, Inc., Class A, REIT 25,561 833,289
Weyerhaeuser Co., REIT 13,551 339,453
11,476,961
Specialty Retail -
2 .2%
Abercrombie & Fitch Co., Class A*(a) 8,758 840,943
Academy Sports & Outdoors, Inc.(a) 10,268 521,512
Advance Auto Parts, Inc.(a) 4,006 212,598
American Eagle Outfitters, Inc.(a) 36,802 397,462
Asbury Automotive Group, Inc.*(a) 3,624 804,963
AutoNation, Inc.* 5,436 1,047,191
AutoZone, Inc.* 352 1,326,470
Bath & Body Works, Inc. 39,419 1,141,574
Best Buy Co., Inc. 5,852 380,731
Boot Barn Holdings, Inc.*(a) 1,232 211,781
Buckle, Inc. (The) 5,889 290,740
Burlington Stores, Inc.* 1,232 336,287
CarMax, Inc.* 5,285 299,184
Carvana Co.*(a) 2,926 1,141,637
Chewy, Inc., Class A* 6,493 238,293
Dick's Sporting Goods, Inc. 9,815 2,075,971
Five Below, Inc.* 1,661 226,760
Floor & Decor Holdings, Inc., Class
A*(a) 3,322 254,598
Foot Locker, Inc.* 15,855 397,009
GameStop Corp., Class A* 15,553 349,165
Gap, Inc. (The) 42,653 830,027
Group 1 Automotive, Inc.(a) 2,465 1,015,950
Guess?, Inc. 2,002 26,026
Home Depot, Inc. (The) 20,838 7,658,173
Lithia Motors, Inc., Class A 4,983 1,435,104
Lowe's Cos., Inc. 14,949 3,342,148
Murphy USA, Inc.(a) 770 279,110
National Vision Holdings, Inc.*(a) 5,889 142,867
O'Reilly Automotive, Inc.* 18,478 1,816,757
Penske Automotive Group, Inc.(a) 3,234 541,404
Petco Health & Wellness Co., Inc.,
Class A*(a) 15,091 45,424
RH*(a) 616 126,662
Ross Stores, Inc. 7,284 994,557

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Sally Beauty Holdings, Inc.* 10,625 $ 103,487
Signet Jewelers Ltd.(a) 7,596 600,843
Sonic Automotive, Inc., Class A 3,473 251,271
TJX Cos., Inc. (The) 24,311 3,027,449
Tractor Supply Co.(a) 11,476 653,558
Ulta Beauty, Inc.* 1,085 558,786
Upbound Group, Inc. 9,239 190,647
Urban Outfitters, Inc.* 9,664 727,506
Valvoline, Inc.*(a) 6,976 245,904
Victoria's Secret & Co.*(a) 12,835 241,298
Warby Parker, Inc., Class A* 7,084 169,662
Wayfair, Inc., Class A*(a) 4,620 303,257
Williams-Sonoma, Inc. 2,772 518,503
38,341,249
Technology Hardware, Storage & Peripherals -
4 .2%
Apple, Inc. 315,137 65,412,987
Corsair Gaming, Inc.* 12,011 108,820
Dell Technologies, Inc., Class C 7,546 1,001,279
Diebold Nixdorf, Inc.* 4,681 263,493
Hewlett Packard Enterprise Co. 36,546 756,137
HP, Inc. 25,099 622,455
IonQ, Inc.*(a) 10,471 417,479
NetApp, Inc. 4,983 518,880
Pure Storage, Inc., Class A*(a) 7,853 467,411
Quantum Computing, Inc.*(a) 4,530 67,225
Sandisk Corp.* 19,630 842,520
Seagate Technology Holdings plc 5,236 822,104
Super Micro Computer, Inc.*(a) 15,704 926,065
Western Digital Corp. 8,315 654,307
Xerox Holdings Corp. 8,931 36,170
72,917,332
Textiles, Apparel & Luxury Goods -
0 .5%
Capri Holdings Ltd.* 16,761 304,883
Carter's, Inc.(a) 5,082 123,188
Columbia Sportswear Co.(a) 1,540 87,118
Crocs, Inc.*(a) 10,721 1,069,205
Deckers Outdoor Corp.* 3,503 371,914
Figs, Inc., Class A* 15,091 98,091
G-III Apparel Group Ltd.*(a) 9,211 217,380
Hanesbrands, Inc.*(a) 27,563 112,733
Kontoor Brands, Inc.(a) 3,542 197,148
Lululemon Athletica, Inc.* 2,172 435,551
NIKE, Inc., Class B 30,335 2,265,721
Oxford Industries, Inc.(a) 1,694 64,677
PVH Corp.(a) 10,721 787,136
Ralph Lauren Corp. 1,812 541,335
Skechers USA, Inc., Class A* 23,902 1,511,801
Steven Madden Ltd.(a) 12,684 304,479
Tapestry, Inc. 4,681 505,688
Under Armour, Inc., Class A* 23,098 153,371
Under Armour, Inc., Class C*(a) 11,023 69,445
VF Corp.(a) 18,478 216,562
9,437,426
Investments Shares Value
Tobacco -
0 .5%
Altria Group, Inc. 45,753 $ 2,833,941
Philip Morris International, Inc. 32,918 5,400,198
Universal Corp.(a) 4,466 243,263
8,477,402
Trading Companies & Distributors -
0 .8%
Air Lease Corp., Class A(a) 18,478 1,023,681
Applied Industrial Technologies, Inc. 1,812 491,958
Boise Cascade Co. 7,285 610,556
Core & Main, Inc., Class A* 6,040 384,386
DNOW, Inc.* 9,211 143,323
DXP Enterprises, Inc.* 1,386 156,978
Fastenal Co. 23,559 1,086,777
Ferguson Enterprises, Inc. 3,850 859,820
FTAI Aviation Ltd. 3,624 498,699
GATX Corp.(a) 2,002 305,685
Global Industrial Co. 308 10,490
GMS, Inc.* 7,399 811,226
Herc Holdings, Inc.(a) 5,854 683,806
McGrath RentCorp 1,694 211,394
MRC Global, Inc.* 15,553 228,318
MSC Industrial Direct Co., Inc., Class
A 2,618 226,771
QXO, Inc.* 22,197 445,272
Rush Enterprises, Inc., Class A(a) 9,815 531,384
Rush Enterprises, Inc., Class B 702 38,126
SiteOne Landscape Supply, Inc.*(a) 1,553 214,050
United Rentals, Inc. 1,388 1,225,521
Watsco, Inc. 620 279,546
WESCO International, Inc. 8,834 1,828,285
Willis Lease Finance Corp. 151 21,378
WW Grainger, Inc. 930 966,772
Xometry, Inc., Class A* 1,232 39,843
13,324,045
Water Utilities -
0 .1%
American States Water Co. 604 44,448
American Water Works Co., Inc. 3,696 518,327
California Water Service Group 4,158 189,064
Essential Utilities, Inc. 12,627 464,674
H2O America 308 14,873
Middlesex Water Co. 2,156 111,250
1,342,636
Wireless Telecommunication Services -
0 .2%
Gogo, Inc.*(a) 47 745
Telephone and Data Systems, Inc. 19,026 742,775
T-Mobile US, Inc. 12,533 2,987,993
3,731,513
Total Common Stocks
(Cost $857,357,700) 1,711,551,376

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Number of
Warrants Value
WARRANTS - 0 .0% (d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 94,492
Number
of Rights
RIGHTS - 0 .0%
Biotechnology - 0.0%
Bluebird Bio, Inc., CVR*‡ 2,790 —
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 8 .7% (e)
CERTIFICATES OF DEPOSIT - 2 .6%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.63%,
5/29/2026(f) $ 2,000,000 $ 1,999,616
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.66%,
7/1/2026(f) 4,000,000 3,999,940
Barclays Bank plc, New York
(SOFR + 0.35%), 4.71%,
10/15/2025(f) 4,000,000 4,000,576
BNP Paribas, New York
(SOFR + 0.24%), 4.56%,
12/1/2025(f) 3,000,000 3,000,216
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.56%,
12/17/2025(f) 3,000,000 2,999,757
Credit Agricole CIB, New York
(SOFR + 0.31%), 4.63%,
10/31/2025(f) 2,000,000 2,000,152
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 4.52%,
8/7/2025(f) 1,000,000 1,000,000
(SOFR + 0.28%), 4.60%,
10/28/2025(f) 2,000,000 2,000,144
Mitsubishi UFJ Trust & Banking
Corp., New York
(SOFR + 0.23%), 4.55%,
8/8/2025(f) 2,500,000 2,499,999
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Mizuho Bank Ltd., New York
(SOFR + 0.20%), 4.66%,
8/19/2025(f) $ 1,000,000 $ 999,949
MUFG Bank Ltd., New York Branch
(SOFR + 0.19%), 4.55%,
9/8/2025(f) 2,000,000 2,000,000
Natixis SA, New York
4.47%, 12/11/2025 3,000,000 3,000,357
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(f) 3,000,000 3,000,723
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
10/1/2025(f) 3,000,000 3,000,258
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 10/6/2025 2,000,000 2,000,500
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.61%,
11/7/2025(f) 1,000,000 1,000,214
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.72%,
5/8/2026(f) 3,000,000 3,001,344
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.65%,
9/11/2025(f) 3,000,000 3,000,000
Total Certificates of Deposit
(Cost $44,499,948) 44,503,745
REPURCHASE AGREEMENTS - 6 .1%
BofA Securities, Inc.
4.78%, dated 7/31/2025, due
10/31/2025, repurchase price
$6,073,293, collateralized by
various Common Stocks, U.S.
Treasury Securities, 4.13%,
3/31/2029; ; total market value
$6,585,234 6,000,000 6,000,000
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$3,908,255, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $3,970,226 3,907,784 3,907,784

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$7,000,848, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $7,067,454 $ 7,000,000 $ 7,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$70,008,692, collateralized by
various Common Stocks; total
market value $77,318,631 70,000,000 70,000,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$7,000,861, collateralized by
various Common Stocks; total
market value $7,616,212 7,000,000 7,000,000
TD Prime Services LLC
4.63%, dated 7/31/2025, due
9/4/2025, repurchase price
$10,045,014, collateralized by
various Common Stocks; total
market value $10,880,303 10,000,000 10,000,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,000,248, collateralized by
various Common Stocks; total
market value $2,206,846 2,000,000 2,000,000
Total Repurchase Agreements
(Cost $105,907,784) 105,907,784
Total Securities Lending Reinvestments
(Cost $150,407,732) 150,411,529
Total Investments - 107.9%
(Cost $1,007,787,681) 1,862,057,397
Liabilities in excess of other assets - (7.9%) (136,381,130)
NET ASSETS - 100.0% $1,725,676,267
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July
31, 2025 was $195,882,435, collateralized in the form of
cash with a value of $150,407,696 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$44,908,926 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.13%, and maturity dates ranging from August 7, 2025
– February 15, 2055 and $8,381,981 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 6.00%, and maturity
dates ranging from October 22, 2025 – June 30, 2120; a
total value of $203,698,603.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $150,411,529.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2025
Value
July 31, 2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 643,328 $ 17,514 $ 91,276 5,738 $ 745,940 $ 151,033 $ 14,100 $ 25,341
Futures Contracts
FlexShares
®
Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
Russell 2000 E-Mini Index 15 09/19/2025 USD $ 1,665,150 $ 52,664
S&P 500 E-Mini Index 29 09/19/2025 USD 9,242,663 341,262
S&P Midcap 400 E-Mini Index 9 09/19/2025 USD 2,848,590 80,343
$ 474,269
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .2%
Warrants 0 .0
†
Rights –
Securities Lending Reinvestments 8 .7
Others
(1)
( 7 .9 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .3%
Aerospace & Defense -
1 .6%
Airbus SE 6,784 $ 1,366,885
Austal Ltd.* 2,573 10,867
Babcock International Group plc 8,092 111,262
BAE Systems plc 35,872 856,381
Bet Shemesh Engines Holdings 1997
Ltd.* 465 88,515
Bombardier, Inc., Class B* 1,184 138,367
CAE, Inc.* 4,476 127,913
Chemring Group plc 6,231 45,352
Cirrus Aircraft Ltd. 3,100 19,291
Dassault Aviation SA 320 99,768
Elbit Systems Ltd. 288 133,108
Exosens SAS 279 13,061
Hensoldt AG 825 90,743
INVISIO AB 32 1,041
Ispace, Inc.* 3,100 11,350
Kongsberg Gruppen ASA 5,558 167,251
Leonardo SpA 4,832 261,425
LISI SA 880 47,741
MDA Space Ltd.* 3,038 85,259
Melrose Industries plc 18,185 123,262
Montana Aerospace AG*(a) 1,326 46,374
MTU Aero Engines AG 672 290,888
QinetiQ Group plc 10,261 67,487
Rheinmetall AG 512 1,017,020
Rolls-Royce Holdings plc 97,600 1,384,584
Saab AB, Class B 3,776 206,485
Safran SA 4,160 1,378,404
Singapore Technologies Engineering
Ltd. 18,400 124,383
Thales SA 1,184 319,544
8,634,011
Air Freight & Logistics -
0 .5%
AZ-COM MARUWA Holdings, Inc.(b) 3,100 24,080
Deutsche Post AG 18,528 836,585
DSV A/S(b) 2,240 503,153
Freightways Group Ltd. 7,410 48,776
Hamakyorex Co. Ltd. 19,200 186,903
ID Logistics Group SACA* 81 40,838
InPost SA* 3,608 52,115
KLN Logistics Group Ltd. 62,000 65,159
Konoike Transport Co. Ltd. 9,600 206,040
Logista Integral SA(b) 2,344 74,475
Mainfreight Ltd.(b) 1,312 45,853
Mitsui-Soko Holdings Co. Ltd.(b) 3,200 83,670
Nippon Express Holdings, Inc. 4,800 105,763
Oesterreichische Post AG 136 4,771
Sankyu, Inc. 1,333 78,645
SBS Holdings, Inc.(b) 6,400 136,935
Senko Group Holdings Co. Ltd. 3,100 41,939
SG Holdings Co. Ltd.(b) 3,800 42,458
Investments Shares Value
Air Freight & Logistics
(continued)
Yamato Holdings Co. Ltd.(b) 3,800 $ 55,424
2,633,582
Automobile Components -
2 .0%
Aisan Industry Co. Ltd. 12,800 142,633
Aisin Corp. 12,800 178,525
ARB Corp. Ltd.(b) 4,160 90,102
Brembo NV(b) 6,138 59,188
Bridgestone Corp. 12,800 521,458
CIE Automotive SA(b) 14,912 449,729
Cie Generale des Etablissements
Michelin SCA 14,880 532,386
Continental AG 2,656 228,602
Denso Corp. 38,400 524,605
Dometic Group AB(b)(c) 120,768 614,741
Eagle Industry Co. Ltd.(b) 8,000 128,695
Exedy Corp.(b) 9,600 304,276
FCC Co. Ltd. 12,800 258,135
Forvia SE* 56,832 731,129
Gestamp Automocion SA(a)(b) 34,176 129,318
Hella GmbH & Co. KGaA 328 32,661
Johnson Electric Holdings Ltd. 128,000 379,924
Koito Manufacturing Co. Ltd. 3,100 39,900
KYB Corp.(b) 12,800 277,697
Linamar Corp. 13,088 634,260
Magna International, Inc. 4,288 176,228
Musashi Seimitsu Industry Co. Ltd.(b) 16,000 348,716
NHK Spring Co. Ltd. 6,200 70,612
Nifco, Inc. 2,400 59,005
Nishikawa Rubber Co. Ltd. 9,600 182,757
Niterra Co. Ltd. 3,200 111,079
NOK Corp. 4,100 62,524
Opmobility 16,160 248,955
Pirelli & C SpA(a) 3,854 26,114
Schaeffler AG 12,214 71,156
Seiren Co. Ltd. 19,200 315,375
Stanley Electric Co. Ltd. 3,400 64,602
Sumitomo Electric Industries Ltd. 16,000 399,535
Sumitomo Riko Co. Ltd. 16,000 203,807
Sumitomo Rubber Industries Ltd. 3,800 43,796
Tokai Rika Co. Ltd.(b) 16,000 257,603
Topre Corp.(b) 16,000 220,818
Toyo Tire Corp. 4,500 95,804
Toyoda Gosei Co. Ltd. 2,000 42,606
Toyota Boshoku Corp.(b) 2,700 38,609
TS Tech Co. Ltd.(b) 35,200 424,870
Valeo SE 75,744 832,771
Yokohama Rubber Co. Ltd. (The) 3,800 109,838
10,665,144
Automobiles -
1 .8%
Bayerische Motoren Werke AG 5,280 506,906
Bayerische Motoren Werke AG
(Preference) 620 54,712

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Dr Ing hc F Porsche AG (Preference)
(a) 465 $ 23,758
Ferrari NV 1,376 606,809
Honda Motor Co. Ltd.(b) 83,200 867,409
Isuzu Motors Ltd.(b) 12,800 165,640
Mazda Motor Corp. 6,200 37,539
Mercedes-Benz Group AG 13,568 778,016
Nissan Motor Co. Ltd.*(b) 57,600 123,088
Nissan Shatai Co. Ltd.(b) 6,200 43,134
Porsche Automobil Holding SE
(Preference) 2,080 84,109
Renault SA 2,976 111,416
Stellantis NV 36,416 323,561
Subaru Corp.(b) 12,800 236,404
Suzuki Motor Corp. 38,400 425,221
Toyota Motor Corp. 236,800 4,242,873
Trigano SA(b) 2,784 479,239
Volkswagen AG (Preference) 3,840 404,874
Volvo Car AB, Class B*(b) 33,108 63,673
Yamaha Motor Co. Ltd. 16,000 116,256
9,694,637
Banks -
13 .7%
77 Bank Ltd. (The) 1,500 52,327
ABN AMRO Bank NV, CVA(a) 9,984 289,793
AIB Group plc 46,688 371,385
Aichi Financial Group, Inc. 3,200 57,815
Aktia Bank OYJ(b) 17,728 204,935
Alandsbanken Abp, Class B(b) 2,035 90,837
Alior Bank SA 2,640 71,585
AMCO - Asset Management Co.
SpA*‡(b) 239 219
ANZ Group Holdings Ltd. 33,440 661,412
Aozora Bank Ltd. 3,100 45,678
Awa Bank Ltd. (The) 12,800 273,870
Banca Monte dei Paschi di Siena
SpA(b) 19,296 164,888
Banca Popolare di Sondrio SpA 11,040 151,883
Banco Bilbao Vizcaya Argentaria SA 119,616 2,004,311
Banco BPM SpA 25,143 322,307
Banco Comercial Portugues SA,
Class R 189,546 156,547
Banco de Sabadell SA 98,336 364,776
Banco Santander SA 309,696 2,671,230
Bank Hapoalim BM 26,656 502,854
Bank Leumi Le-Israel BM 32,896 611,552
Bank Millennium SA* 17,360 68,017
Bank of East Asia Ltd. (The) 25,413 39,301
Bank of Ireland Group plc 18,112 244,719
Bank of Montreal(b) 14,848 1,642,511
Bank of Nagoya Ltd. (The) 5,900 348,131
Bank of Nova Scotia (The) 26,496 1,477,398
Bank of Queensland Ltd. 8,126 39,815
Bank Polska Kasa Opieki SA 3,872 212,265
Bankinter SA(b) 12,060 172,541
Investments Shares Value
Banks
(continued)
Banque Cantonale de Geneve 544 $ 161,448
Banque Cantonale Vaudoise
(Registered)(b) 410 47,586
Barclays plc 300,768 1,477,853
BAWAG Group AG(a) 1,775 225,099
Bendigo & Adelaide Bank Ltd. 7,372 58,144
BNP Paribas SA 21,504 1,970,469
BNPP Bank Polska SA 496 13,748
BPER Banca SpA 23,721 234,466
CaixaBank SA 70,528 665,963
Canadian Imperial Bank of
Commerce 18,816 1,347,762
Chiba Bank Ltd. (The)(b) 14,200 134,079
Chugin Financial Group, Inc. 2,600 34,017
Commerzbank AG 17,632 646,590
Commonwealth Bank of Australia 19,520 2,235,964
Concordia Financial Group Ltd. 19,200 128,982
Credit Agricole SA 25,280 467,288
Credito Emiliano SpA 31 472
Dah Sing Banking Group Ltd. 140,800 164,655
Dah Sing Financial Holdings Ltd. 64,000 238,064
Daishi Hokuetsu Financial Group,
Inc. 3,100 76,627
Danske Bank A/S 14,336 572,794
DBS Group Holdings Ltd. 41,661 1,538,504
DNB Bank ASA 15,872 404,454
EQB, Inc.(b) 8,992 669,904
Erste Group Bank AG 5,760 531,035
FIBI Holdings Ltd. 533 38,994
FinecoBank Banca Fineco SpA 7,168 153,581
First International Bank of Israel Ltd.
(The) 1,144 79,850
Fukuoka Financial Group, Inc. 2,800 77,268
Graubuendner Kantonalbank 7 15,258
Gunma Bank Ltd. (The) 8,400 79,258
Hachijuni Bank Ltd. (The)(b) 10,200 92,718
Hang Seng Bank Ltd. 16,000 233,580
Hirogin Holdings, Inc. 9,200 81,030
Hokuhoku Financial Group, Inc.(b) 3,100 66,328
HSBC Holdings plc 364,160 4,447,076
Hyakugo Bank Ltd. (The)(b) 12,400 61,961
ING Bank Slaski SA 532 47,515
ING Groep NV 63,616 1,491,912
Intesa Sanpaolo SpA 312,416 1,893,364
Israel Discount Bank Ltd., Class A 23,314 224,096
Iyogin Holdings, Inc. 6,200 72,837
Japan Post Bank Co. Ltd. 35,200 396,452
Judo Capital Holdings Ltd.* 32,064 31,276
Juroku Financial Group, Inc. 12,800 445,676
Jyske Bank A/S (Registered) 1,155 116,566
KBC Ancora 803 58,729
KBC Group NV 4,896 514,197
Keiyo Bank Ltd. (The)(b) 35,200 266,874
Kiyo Bank Ltd. (The)(b) 22,400 411,697
Kyoto Financial Group, Inc. 3,100 56,502
Kyushu Financial Group, Inc. 16,000 82,894

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Liechtensteinische Landesbank AG 192 $ 20,547
Lion Finance Group plc 11,968 1,206,053
Lloyds Banking Group plc(b) 1,186,240 1,221,313
Luzerner Kantonalbank AG
(Registered) 304 27,478
mBank SA* 93 22,132
Mebuki Financial Group, Inc.(b) 26,410 144,549
Mediobanca Banca di Credito
Finanziario SpA 10,752 238,002
Mitsubishi UFJ Financial Group, Inc. 137,600 1,929,664
Mizrahi Tefahot Bank Ltd. 2,545 157,909
Mizuho Financial Group, Inc. 51,200 1,524,824
Musashino Bank Ltd. (The)(b) 12,800 318,522
Nanto Bank Ltd. (The) 11,100 337,068
National Australia Bank Ltd. 35,104 879,433
National Bank of Canada(b) 4,495 468,601
NatWest Group plc 151,360 1,055,593
Nishi-Nippon Financial Holdings, Inc. 3,800 60,625
Nordea Bank Abp 58,816 861,769
Norion Bank AB* 20,842 133,896
North Pacific Bank Ltd. 118,400 516,100
Oberbank AG 775 64,753
Oversea-Chinese Banking Corp. Ltd. 67,200 873,831
Permanent TSB Group Holdings plc* 21,545 51,291
Powszechna Kasa Oszczednosci
Bank Polski SA 17,056 376,292
Raiffeisen Bank International AG 3,451 100,484
Rakuten Bank Ltd.* 400 18,818
Resona Holdings, Inc.(b) 28,800 265,811
Ringkjoebing Landbobank A/S 492 108,891
Royal Bank of Canada(b) 16,640 2,139,833
San-In Godo Bank Ltd. (The)(b) 57,600 489,521
Santander Bank Polska SA 864 127,124
Senshu Ikeda Holdings, Inc.(b) 83,200 357,136
Seven Bank Ltd. 6,200 11,173
Shizuoka Financial Group, Inc. 11,600 138,164
Skandinaviska Enskilda Banken AB,
Class A 28,032 492,293
Skandinaviska Enskilda Banken AB,
Class C 684 12,167
Societe Generale SA 13,568 869,017
SpareBank 1 Nord Norge 36,448 525,185
Sparebank 1 Oestlandet 1,329 24,895
SpareBank 1 SMN 3,103 58,072
SpareBank 1 Sor-Norge ASA 4,950 87,233
Sparebanken Norge 47,808 752,689
St Galler Kantonalbank AG
(Registered) 41 25,068
Standard Chartered plc 39,232 706,340
Sumitomo Mitsui Financial Group,
Inc. 80,000 2,049,238
Sumitomo Mitsui Trust Group, Inc. 16,000 422,818
Suruga Bank Ltd.(b) 6,200 57,676
Svenska Handelsbanken AB, Class A 32,896 403,456
Svenska Handelsbanken AB, Class B 31 608
Investments Shares Value
Banks
(continued)
Swedbank AB, Class A 18,656 $ 499,096
Sydbank A/S 18,016 1,342,389
TBC Bank Group plc 16,992 1,090,589
Tokyo Kiraboshi Financial Group,
Inc.(b) 9,600 419,097
TOMONY Holdings, Inc.(b) 54,400 221,945
Toronto-Dominion Bank (The) 35,360 2,581,123
Unicaja Banco SA(a) 38,528 101,688
UniCredit SpA 31,936 2,362,378
United Overseas Bank Ltd. 28,800 803,385
Valiant Holding AG (Registered) 5,408 853,772
Walliser Kantonalbank (Registered) 186 28,860
Westpac Banking Corp. 39,072 850,793
Yamaguchi Financial Group, Inc. 4,100 46,831
72,834,259
Beverages -
0 .6%
Anheuser-Busch InBev SA/NV 11,040 649,482
Asahi Group Holdings Ltd. 28,800 367,236
Budweiser Brewing Co. APAC Ltd.
(a)(b) 55,800 58,714
Carlsberg A/S, Class B(b) 1,088 136,571
Coca-Cola Europacific Partners plc 2,539 246,080
Coca-Cola HBC AG 3,127 163,290
Davide Campari-Milano NV(b) 434 3,010
Diageo plc 24,832 608,922
Fevertree Drinks plc 2,201 27,758
Heineken Holding NV 2,144 145,763
Heineken NV 2,880 227,643
Ito En Ltd. 800 17,446
Kirin Holdings Co. Ltd. 19,200 255,030
Pernod Ricard SA 2,720 281,307
Royal Unibrew A/S 836 62,855
Sapporo Holdings Ltd.(b) 800 37,258
Suntory Beverage & Food Ltd. 1,800 54,636
Takara Holdings, Inc. 6,400 54,200
Treasury Wine Estates Ltd. 3,906 19,038
3,416,239
Biotechnology -
0 .5%
Argenx SE* 736 500,716
Bavarian Nordic A/S* 1,376 50,124
BioArctic AB, Class B*(a) 2,108 46,524
BioGaia AB, Class B 3,846 38,815
BioNTech SE, ADR* 1,120 120,400
CSL Ltd. 5,888 1,026,979
Galapagos NV*(b) 1,023 33,791
Genmab A/S* 672 148,163
Genus plc 1,891 62,436
Grifols SA*(b) 5,301 79,602
Grifols SA (Preference), Class B* 5,301 57,063
Mesoblast Ltd.* 22,320 34,202
PeptiDream, Inc.*(b) 2,500 28,248
Pharma Mar SA 217 19,919
Swedish Orphan Biovitrum AB* 2,455 67,816
Takara Bio, Inc. 400 2,355
Telix Pharmaceuticals Ltd.*(b) 4,018 54,456

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Vitrolife AB(b) 880 $ 12,984
Zealand Pharma A/S, Class A*(b) 896 47,234
2,431,827
Broadline Retail -
0 .7%
Aeon Kyushu Co. Ltd.(b) 3,200 64,321
Allegro.eu SA*(a) 3,224 31,960
ASKUL Corp. 3,100 31,248
B&M European Value Retail SA 6,758 20,069
Canadian Tire Corp. Ltd., Class A(b) 800 107,384
Dollarama, Inc. 3,232 442,715
Europris ASA(a) 7,750 73,258
Harvey Norman Holdings Ltd. 5,586 20,860
Isetan Mitsukoshi Holdings Ltd.(b) 5,000 71,614
Izumi Co. Ltd. 16,000 339,360
J Front Retailing Co. Ltd.(b) 4,100 55,781
Myer Holdings Ltd.(b) 52,328 20,383
Next plc 1,600 260,647
Pan Pacific International Holdings
Corp. 6,400 215,566
Prosus NV(b) 14,272 820,671
Puuilo OYJ 2,622 41,084
Rakuten Group, Inc.* 22,400 114,906
Ryohin Keikaku Co. Ltd.(b) 3,200 152,457
Seria Co. Ltd. 1,000 18,659
Takashimaya Co. Ltd. 8,600 66,659
Tokmanni Group Corp.(b) 3,348 32,897
Wesfarmers Ltd. 12,736 703,156
3,705,655
Building Products -
0 .7%
AGC, Inc. 4,100 123,849
Assa Abloy AB, Class B 12,544 416,171
Belimo Holding AG (Registered) 126 147,948
Bunka Shutter Co. Ltd.(b) 19,200 327,495
Carel Industries SpA(a)(b) 961 26,233
Cie de Saint-Gobain SA 5,728 657,565
Daikin Industries Ltd. 3,500 433,154
dormakaba Holding AG 62 60,087
Fletcher Building Ltd.* 651 1,168
Geberit AG (Registered) 384 295,076
Genuit Group plc 10,695 55,198
Inrom Construction Industries Ltd.(b) 5,859 34,350
Kingspan Group plc 1,664 138,364
Lindab International AB(b) 3,472 73,284
Munters Group AB(a) 2,720 38,460
Nibe Industrier AB, Class B(b) 16,399 75,813
Reliance Worldwide Corp. Ltd. 13,860 38,461
ROCKWOOL A/S, Class A 880 38,757
ROCKWOOL A/S, Class B 1,796 78,894
Sanwa Holdings Corp.(b) 3,400 93,486
Systemair AB 4,018 38,905
Takara Standard Co. Ltd. 16,000 274,401
TOTO Ltd.(b) 3,000 77,564
Investments Shares Value
Building Products
(continued)
Volution Group plc 3,838 $ 34,029
3,578,712
Capital Markets -
4 .1%
3i Group plc 19,392 1,065,246
Aberdeen Group plc 619,936 1,645,707
AJ Bell plc 2,263 16,127
Allfunds Group plc 31 216
Alpha Group International plc(a) 760 41,889
Amundi SA(a) 1,273 94,779
Antin Infrastructure Partners SA 31 455
Ashmore Group plc 31 72
ASX Ltd. 1,938 87,407
Avanza Bank Holding AB 2,464 91,341
Azimut Holding SpA 2,537 86,734
Banca Generali SpA 1,209 67,860
Brederode SA(b) 285 36,077
Bridgepoint Group plc(a) 18,662 80,955
Brookfield Asset Management Ltd.,
Class A 4,352 268,949
Brookfield Corp., Class A 14,944 1,003,184
Bure Equity AB 968 28,743
CI Financial Corp.(b) 41,728 963,708
Cie Financiere Tradition SA 31 9,009
CVC Capital Partners plc(a) 6,976 135,016
Daiwa Securities Group, Inc. 32,000 224,752
Deutsche Bank AG (Registered) 37,952 1,259,049
Deutsche Boerse AG 2,304 670,073
EFG International AG 1,680 33,391
EQT AB(b) 8,160 274,820
Euronext NV(a) 1,178 190,916
Fairfax India Holdings Corp.*(a) 3,689 69,353
flatexDEGIRO AG 2,128 64,787
Galaxy Digital, Inc., Class A* 3,264 92,782
Gimv NV(b) 8,773 422,732
HMC Capital Ltd., REIT 9,954 23,008
Hong Kong Exchanges & Clearing
Ltd. 14,558 791,881
HUB24 Ltd. 1,023 70,246
ICG plc 4,032 116,213
iFAST Corp. Ltd. 10,000 69,835
IG Group Holdings plc 6,732 100,669
IGM Financial, Inc. 2,200 73,007
Insignia Financial Ltd.* 174,912 505,651
IntegraFin Holdings plc(a) 9,734 46,309
Integral Corp.(b) 3,100 71,992
Investec plc 14,014 104,133
JAFCO Group Co. Ltd.(b) 16,000 264,461
Japan Exchange Group, Inc. 12,800 125,878
JTC plc(a) 2,542 31,588
Julius Baer Group Ltd. 3,648 248,067
London Stock Exchange Group plc 5,472 670,551
Macquarie Group Ltd. 4,032 564,319
Magellan Financial Group Ltd.(b) 52,800 363,410
Man Group plc 376,224 820,998
Monex Group, Inc.(b) 12,300 65,139

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Nihon M&A Center Holdings, Inc. 9,300 $ 46,965
Nomura Holdings, Inc. 60,800 406,020
Nordnet AB publ 2,420 65,708
Okasan Securities Group, Inc.(b) 70,400 307,338
Onex Corp. 684 55,767
Partners Group Holding AG 224 303,843
Perpetual Ltd. 41,696 564,302
Pinnacle Investment Management
Group Ltd. 736 10,605
Plus500 Ltd. 2,816 125,436
Quilter plc(a) 52,096 116,649
Rathbones Group plc 18,112 459,237
Ratos AB, Class B 67,744 241,135
SBI Holdings, Inc. 6,400 240,784
Schroders plc 8,742 45,234
Singapore Exchange Ltd. 12,300 151,694
St James's Place plc 8,800 152,381
Swissquote Group Holding SA
(Registered) 160 107,284
Tamburi Investment Partners SpA 2,546 22,525
Tel Aviv Stock Exchange Ltd. 4,141 78,533
TMX Group Ltd. 3,520 143,443
Tokai Tokyo Financial Holdings, Inc. 89,600 326,262
TP ICAP Group plc 270,368 1,096,631
UBS Group AG (Registered) 35,488 1,330,281
UOB-Kay Hian Holdings Ltd. 74,867 135,613
Van Lanschot Kempen NV, CVA 832 54,565
Vontobel Holding AG (Registered) 339 24,797
VZ Holding AG 285 60,576
XTB SA(a) 2,360 47,440
Yangzijiang Financial Holding Ltd. 883,200 656,945
21,531,477
Chemicals -
3 .3%
ADEKA Corp. 2,300 45,681
Aica Kogyo Co. Ltd. 1,500 37,147
Air Liquide SA 6,656 1,316,412
Air Water, Inc. 4,100 61,107
Akzo Nobel NV 2,368 149,283
Arkema SA 589 40,381
Artience Co. Ltd. 12,800 274,720
Asahi Kasei Corp. 22,400 157,103
BASF SE 19,040 940,553
Borregaard ASA 1,692 32,842
C Uyemura & Co. Ltd. 600 38,792
Chugoku Marine Paints Ltd. 16,000 330,642
Clariant AG (Registered)(b) 279 2,886
Corbion NV 2,139 40,836
Croda International plc 527 18,216
Daicel Corp. 8,900 77,087
Denka Co. Ltd.(b) 32,000 453,012
DIC Corp. 2,899 57,654
DSM-Firmenich AG 2,976 287,890
Dyno Nobel Ltd. 14,043 26,582
Elkem ASA(a) 25,451 59,638
Investments Shares Value
Chemicals
(continued)
EMS-Chemie Holding AG
(Registered) 130 $ 102,857
Evonik Industries AG 2,635 52,688
FUCHS SE 711 25,186
FUCHS SE (Preference) 1,182 54,439
Fujimi, Inc. 3,100 46,924
Fuso Chemical Co. Ltd.(b) 1,100 31,539
Givaudan SA (Registered) 96 403,246
Hexpol AB 5,784 50,048
ICL Group Ltd. 10,602 66,407
Israel Corp. Ltd. 104 32,464
Johnson Matthey plc 56,032 1,310,971
K+S AG (Registered) 5,280 80,254
Kaneka Corp.(b) 19,200 547,824
Kansai Paint Co. Ltd.(b) 3,800 54,351
Kemira OYJ(b) 2,992 63,970
Kumiai Chemical Industry Co. Ltd. 25,600 138,636
Kuraray Co. Ltd. 8,000 99,857
LANXESS AG 930 25,759
Lenzing AG* 7,712 217,139
Lintec Corp. 16,000 323,200
Methanex Corp.(b) 22,816 764,412
Mitsubishi Chemical Group Corp.(b) 22,400 123,122
Mitsubishi Gas Chemical Co., Inc.(b) 6,400 111,334
Mitsui Chemicals, Inc.(b) 4,600 103,710
Nihon Parkerizing Co. Ltd. 35,200 323,243
Nippon Paint Holdings Co. Ltd.(b) 6,200 52,980
Nippon Sanso Holdings Corp. 2,800 99,985
Nippon Soda Co. Ltd. 19,278 439,374
Nissan Chemical Corp. 2,900 95,231
Nitto Denko Corp. 9,000 187,840
NOF Corp. 3,600 72,313
Novonesis Novozymes B(b) 4,353 284,287
Nufarm Ltd.*(b) 127,936 213,342
Nutrien Ltd. 10,912 648,856
Okamoto Industries, Inc.(b) 6,400 218,160
Orica Ltd. 4,446 61,201
Osaka Soda Co. Ltd. 3,100 38,252
Palram Industries 1990 Ltd. 1,147 25,069
Resonac Holdings Corp. 3,700 90,081
Sakata INX Corp. 12,800 183,544
Sanyo Chemical Industries Ltd. 3,200 84,308
Shin-Etsu Chemical Co. Ltd. 22,400 654,161
Shin-Etsu Polymer Co. Ltd.(b) 800 9,553
Sika AG (Registered) 1,920 455,381
SK Kaken Co. Ltd. 3,200 193,070
SOL SpA 1,085 58,118
Solvay SA(b) 1,558 49,181
Sumitomo Chemical Co. Ltd.(b) 41,600 104,957
Syensqo SA 899 71,985
Symrise AG, Class A 1,696 154,322
T Hasegawa Co. Ltd.(b) 900 18,748
Toagosei Co. Ltd.(b) 35,200 347,100
Tokai Carbon Co. Ltd.(b) 73,600 506,414
Tokuyama Corp. 25,600 555,224
Tokyo Ohka Kogyo Co. Ltd. 2,100 58,076

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Toray Industries, Inc. 25,600 $ 176,569
Tosoh Corp. 7,000 106,073
UBE Corp.(b) 35,200 542,285
Umicore SA 61,696 985,068
Yara International ASA 2,496 93,138
Zeon Corp. 3,600 38,489
17,574,779
Commercial Services & Supplies -
1 .1%
ALSOK Co. Ltd. 6,200 43,401
Befesa SA(a) 11,232 339,130
Bilfinger SE 1,376 149,143
Boyd Group Services, Inc.(b) 544 75,567
Brambles Ltd. 18,656 287,199
Cleanaway Waste Management Ltd.
(b) 35,024 64,945
Dai Nippon Printing Co. Ltd. 9,600 148,661
Daiseki Co. Ltd.(b) 1,499 35,210
DO & CO AG 369 83,708
Downer EDI Ltd. 3,616 16,088
Element Fleet Management Corp.(b) 6,016 156,824
Elis SA 4,152 115,193
GFL Environmental, Inc.(b) 2,560 129,208
ISS A/S 2,508 72,472
Loomis AB, Class B 984 39,079
Matsuda Sangyo Co. Ltd. 6,400 153,733
Mitie Group plc 53,600 99,872
Mitsubishi Pencil Co. Ltd. 1,800 24,890
Nippon Kanzai Holdings Co. Ltd. 1,300 24,031
Okamura Corp. 25,600 405,191
Pilot Corp.(b) 12,800 373,721
Prestige International, Inc. 4,000 17,542
Prosegur Cash SA(a) 43,431 37,331
Prosegur Cia de Seguridad SA 30,620 91,120
RB Global, Inc.(b) 2,208 239,605
Rentokil Initial plc 19,488 97,871
Sdiptech AB, Class B*(b) 1,767 35,703
Secom Co. Ltd. 5,400 194,335
Securitas AB, Class B(b) 9,499 141,612
Serco Group plc 358,624 991,883
Societe BIC SA 6,880 420,498
SPIE SA 2,368 139,716
TOPPAN Holdings, Inc. 3,800 103,348
Veridis Environment Ltd.* 31 216
Waste Connections, Inc.(b) 2,880 538,983
5,887,029
Communications Equipment -
0 .2%
Nokia OYJ 53,568 219,985
Telefonaktiebolaget LM Ericsson,
Class A 306 2,238
Telefonaktiebolaget LM Ericsson,
Class B 31,808 232,503
VTech Holdings Ltd.(b) 51,200 380,250
834,976
Investments Shares Value
Construction & Engineering -
2 .6%
Ackermans & van Haaren NV 384 $ 94,670
ACS Actividades de Construccion y
Servicios SA(b) 3,091 213,683
AF Gruppen ASA 837 12,831
Ashtrom Group Ltd. 238 4,995
AtkinsRealis Group, Inc. 2,068 146,752
Balfour Beatty plc 179,872 1,292,522
Bouygues SA 3,488 144,318
Budimex SA 93 14,012
Burkhalter Holding AG 31 5,589
Cadeler A/S* 1,860 9,875
Chudenko Corp. 1,500 36,579
COMSYS Holdings Corp. 3,100 71,498
Deme Group NV 272 41,032
Eiffage SA 1,280 172,360
Elco Ltd.(b) 4,032 228,186
Elecnor SA(b) 2,201 60,208
Electra Ltd. 76 46,369
EXEO Group, Inc. 3,100 41,033
Ferrovial SE 5,750 295,494
Fugro NV(b) 35,168 505,157
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 48,000 511,592
HOCHTIEF AG 372 81,621
INFRONEER Holdings, Inc.(b) 4,100 34,940
Instalco AB(a) 31 82
JGC Holdings Corp. 6,800 61,360
Kajima Corp. 9,700 244,474
Keller Group plc 25,120 442,791
Kinden Corp. 2,300 72,869
Koninklijke BAM Groep NV 91,168 801,380
Koninklijke Heijmans N.V, CVA 7,648 490,197
Kumagai Gumi Co. Ltd. 10,400 312,356
Kvutzat Acro Ltd.(b) 2,108 30,763
Kyudenko Corp.(b) 2,200 94,391
Maire SpA 1,395 19,399
MIRAIT ONE Corp. 28,800 519,183
Monadelphous Group Ltd.(b) 6,045 75,856
Morgan Sindall Group plc 1,387 84,249
NCC AB, Class B 28,832 548,883
NRW Holdings Ltd. 168,256 350,994
Obayashi Corp. 9,900 146,597
Okumura Corp.(b) 12,800 379,760
Peab AB, Class B 8,060 60,864
Penta-Ocean Construction Co. Ltd.
(b) 92,800 604,916
Per Aarsleff Holding A/S 5,184 561,348
Raito Kogyo Co. Ltd. 3,100 64,371
Sacyr SA 9,151 37,601
Shapir Engineering and Industry Ltd.
(b) 2,525 20,988
Shikun & Binui Ltd.* 7,872 37,706
Shimizu Corp. 7,600 84,865
Shinnihon Corp. 10,800 126,447
SHO-BOND Holdings Co. Ltd. 1,200 38,513
Skanska AB, Class B 5,024 117,418

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Stantec, Inc. 1,443 $ 158,082
Sweco AB, Class B 3,524 55,714
Taihei Dengyo Kaisha Ltd.(b) 6,400 278,122
Taikisha Ltd. 19,200 346,887
Taisei Corp. 1,600 96,386
Takamatsu Construction Group Co.
Ltd.(b) 6,400 130,981
Toda Corp. 5,200 33,361
Toenec Corp. 16,500 146,477
Toyo Construction Co. Ltd. 3,800 41,738
Veidekke ASA 3,088 49,499
Ventia Services Group Pty. Ltd. 2,356 7,903
Vinci SA 10,048 1,398,453
Webuild SpA 18,445 83,432
Worley Ltd. 12,352 106,170
WSP Global, Inc. 1,376 283,948
Yokogawa Bridge Holdings Corp. 12,100 215,636
Yurtec Corp. 3,400 55,938
13,984,664
Construction Materials -
0 .7%
Breedon Group plc 101,856 488,753
Brickworks Ltd.(b) 1,435 30,332
Buzzi SpA 2,310 120,880
Cementir Holding NV 3,596 53,670
Heidelberg Materials AG 2,464 571,085
Holcim AG 5,696 455,792
Imerys SA 10,592 262,586
Inmocemento SA* 15,159 63,762
James Hardie Industries plc, CHDI* 4,224 112,348
RHI Magnesita NV(b) 4,960 157,203
SigmaRoc plc* 51,739 79,013
Sumitomo Osaka Cement Co. Ltd. 9,600 252,862
Taiheiyo Cement Corp. 3,400 83,907
Titan SA(b) 14,432 578,961
Vicat SACA 6,816 443,111
Wienerberger AG 2,601 87,880
3,842,145
Consumer Finance -
0 .5%
Acom Co. Ltd. 20,500 59,649
AEON Financial Service Co. Ltd. 3,100 28,014
Aiful Corp. 105,600 314,354
Cembra Money Bank AG 558 62,771
Credit Saison Co. Ltd. 2,100 56,039
goeasy Ltd.(b) 4,704 622,641
Hong Leong Finance Ltd. 54,400 113,635
Isracard Ltd. 64,960 266,917
Jaccs Co. Ltd. 12,800 349,566
KRUK SA 6,080 670,852
Marui Group Co. Ltd. 3,200 65,512
Orient Corp.(b) 12,400 82,395
Zip Co. Ltd.*(b) 33,914 70,529
2,762,874
Investments Shares Value
Consumer Staples Distribution & Retail -
1 .4%
Aeon Co. Ltd.(b) 12,406 $ 398,407
Ain Holdings, Inc. 800 31,150
Alimentation Couche-Tard, Inc. 8,192 426,620
Arcs Co. Ltd. 16,000 322,668
Axfood AB(b) 1,496 44,774
Belc Co. Ltd. 800 38,539
Carrefour SA 7,584 109,111
Coles Group Ltd. 18,208 243,140
Cosmos Pharmaceutical Corp. 400 25,064
Create SD Holdings Co. Ltd. 500 11,446
Dino Polska SA*(a) 6,480 86,093
Empire Co. Ltd., Class A 2,314 92,356
Endeavour Group Ltd.(b) 1,705 4,490
George Weston Ltd. 832 158,444
GrainCorp Ltd., Class A 3,348 16,339
H2O Retailing Corp.(b) 38,400 509,423
Heiwado Co. Ltd. 12,800 247,843
HelloFresh SE* 186 1,978
J Sainsbury plc 24,864 99,830
Jeronimo Martins SGPS SA 4,280 104,832
Kato Sangyo Co. Ltd. 9,600 365,514
Kesko OYJ, Class A 2,248 49,092
Kesko OYJ, Class B(b) 4,573 99,865
Kobe Bussan Co. Ltd. 1,900 51,321
Koninklijke Ahold Delhaize NV 19,040 754,011
Kusuri no Aoki Holdings Co. Ltd. 1,800 48,153
Life Corp. 16,000 256,859
Loblaw Cos. Ltd. 1,920 311,175
Marks & Spencer Group plc 24,160 111,263
MatsukiyoCocokara & Co.(b) 6,600 136,083
Maxvalu Tokai Co. Ltd. 3,200 67,617
Metcash Ltd.(b) 36,800 92,405
Metro, Inc., Class A 2,816 215,801
North West Co., Inc. (The) 2,077 71,449
Ocado Group plc* 22,785 95,252
Olam Group Ltd. 55,800 44,731
Redcare Pharmacy NV*(a)(b) 31 3,465
Seven & i Holdings Co. Ltd. 28,800 382,163
Sheng Siong Group Ltd. 17,900 28,974
Shufersal Ltd. 4,983 60,455
Sugi Holdings Co. Ltd. 2,400 58,288
Sundrug Co. Ltd. 1,600 47,651
Tesco plc 87,008 489,814
Tsuruha Holdings, Inc.(b) 900 66,471
United Super Markets Holdings, Inc.
(b) 2,000 12,519
Valor Holdings Co. Ltd. 12,800 227,091
Welcia Holdings Co. Ltd. 2,300 38,727
Woolworths Group Ltd. 12,544 254,489
7,413,245
Containers & Packaging -
0 .5%
Billerud Aktiebolag 5,485 46,786
CCL Industries, Inc., Class B 2,156 120,778
Corticeira Amorim SGPS SA 2,015 17,989
FP Corp. 1,200 21,617

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Fuji Seal International, Inc. 12,800 $ 236,787
Huhtamaki OYJ 899 31,115
Mayr Melnhof Karton AG 2,432 208,488
Metsa Board OYJ, Class B(b) 68,128 252,174
Orora Ltd.(b) 433,440 580,466
Rengo Co. Ltd.(b) 80,000 467,152
SIG Group AG(b) 1,271 20,660
Toyo Seikan Group Holdings Ltd. 3,100 64,618
Transcontinental, Inc., Class A(b) 25,440 354,583
Vidrala SA 535 57,866
Winpak Ltd. 1,716 50,814
2,531,893
Distributors -
0 .2%
Arata Corp. 9,700 208,186
Bapcor Ltd.(b) 31 77
D'ieteren Group 343 68,230
Inchcape plc 9,622 89,388
Inter Cars SA 2,944 451,771
PALTAC Corp. 800 23,001
Tadiran Group Ltd. 248 13,217
853,870
Diversified Consumer Services -
0 .1%
AcadeMedia AB(a) 20,832 191,462
IDP Education Ltd. 31 71
Pearson plc 10,496 148,969
340,502
Diversified REITs -
0 .4%
Argosy Property Ltd., REIT(b) 4,339 2,946
British Land Co. plc (The), REIT 16,000 74,023
CapitaLand Integrated Commercial
Trust, REIT 42,116 71,419
Centuria Capital Group, REIT(b) 9,083 10,848
Charter Hall Group, REIT 4,836 62,896
Charter Hall Long Wale REIT, REIT 17,272 46,150
Covivio SA, REIT 1,344 87,605
Daiwa House REIT Investment Corp.,
REIT(b) 8 13,454
GPT Group (The), REIT 11,873 38,987
H&R REIT, REIT(b) 39,296 329,421
Heiwa Real Estate REIT, Inc., REIT 31 29,168
ICADE, REIT(b) 10,208 244,420
KDX Realty Investment Corp., REIT 68 73,424
Land Securities Group plc, REIT(b) 13,728 104,914
Mapletree Pan Asia Commercial
Trust, REIT 65,100 64,731
Merlin Properties Socimi SA, REIT 4,522 63,040
Mirvac Group, REIT 64,690 93,714
NIPPON REIT Investment Corp.,
REIT 31 19,486
Nomura Real Estate Master Fund,
Inc., REIT(b) 38 40,249
Investments Shares Value
Diversified REITs
(continued)
NTT UD REIT Investment Corp.,
REIT 32 $ 27,685
OUE REIT, REIT 151,900 34,540
Reit 1 Ltd., REIT 12,431 81,747
Sella Capital Real Estate Ltd., REIT 77,152 238,783
Star Asia Investment Corp., REIT(b) 93 36,274
Stockland, REIT 36,000 128,641
2,018,565
Diversified Telecommunication Services -
1 .4%
BCE, Inc.(b) 8,064 188,513
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 71,200
BT Group plc(b) 110,272 302,218
Cellnex Telecom SA(a) 5,728 203,235
Chorus Ltd.(b) 31 159
Cogeco Communications, Inc. 2,688 121,301
Deutsche Telekom AG (Registered) 68,288 2,460,446
Elisa OYJ 1,054 54,479
Gamma Communications plc 2,584 37,205
Helios Towers plc* 47,020 74,046
HKT Trust & HKT Ltd. 53,400 84,079
Infrastrutture Wireless Italiane SpA(a) 5,179 61,410
Koninklijke KPN NV 41,792 187,506
NOS SGPS SA 61,120 253,237
NTT, Inc. 521,600 529,242
Orange Polska SA 26,182 61,339
Orange SA 34,592 528,359
PCCW Ltd. 77,035 55,249
Proximus SADP 43,232 361,213
Quebecor, Inc., Class B 4,019 113,313
RAI Way SpA(a) 8,120 54,368
Singapore Telecommunications Ltd. 105,600 315,819
Spark New Zealand Ltd. 40,238 57,723
Sunrise Communications AG, Class
A* 217 11,694
Swisscom AG (Registered)(b) 352 245,128
Telecom Italia SpA* 50,716 23,434
Telecom Italia SpA* 151,280 78,280
Telefonica SA(b) 84,288 436,439
Telekom Austria AG, Class A 4,091 43,546
Telenor ASA 4,588 70,736
Telia Co. AB(b) 23,296 82,612
Telstra Group Ltd. 60,864 194,761
TELUS Corp. 3,348 54,050
United Internet AG (Registered) 1,720 49,609
Zegona Communications plc* 1,023 12,022
7,477,970
Electric Utilities -
1 .5%
Acciona SA 646 124,364
BKW AG 384 85,733
Chubu Electric Power Co., Inc. 16,000 196,206
CK Infrastructure Holdings Ltd. 11,000 77,560
CLP Holdings Ltd. 37,000 321,217
Contact Energy Ltd. 15,128 81,360
EDP SA 52,576 227,826

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Elia Group SA/NV 465 $ 53,860
Emera, Inc.(b) 3,168 149,080
Endesa SA 5,056 146,696
Enea SA 92,416 469,257
Enel SpA 154,048 1,363,449
EVN AG 1,705 46,250
Fortis, Inc. 5,846 286,687
Fortum OYJ(b) 2,883 53,093
Genesis Energy Ltd. 1,891 2,657
HK Electric Investments & HK
Electric Investments Ltd.(a) 15,500 12,084
Hokkaido Electric Power Co., Inc.(b) 64,000 385,671
Hokuriku Electric Power Co.(b) 54,400 283,034
Hydro One Ltd.(a)(b) 3,616 128,157
Iberdrola SA(b) 68,310 1,200,519
Kansai Electric Power Co., Inc. (The) 22,400 271,116
Kyushu Electric Power Co., Inc. 12,800 114,056
Mercury NZ Ltd.(b) 11,738 42,928
Naturenergie Holding AG 2,592 105,333
Origin Energy Ltd. 25,920 194,756
PGE Polska Grupa Energetyczna
SA* 25,070 81,306
Power Assets Holdings Ltd.(b) 19,500 128,427
Redeia Corp. SA 3,420 66,348
Romande Energie Holding SA
(Registered) 186 9,506
Shikoku Electric Power Co., Inc.(b) 7,600 63,630
SSE plc 22,400 547,952
Tauron Polska Energia SA* 42,112 94,036
Terna - Rete Elettrica Nazionale 16,718 161,725
Tohoku Electric Power Co., Inc. 10,000 70,467
Tokyo Electric Power Co. Holdings,
Inc.*(b) 44,800 171,168
Verbund AG 496 37,099
7,854,613
Electrical Equipment -
1 .6%
ABB Ltd. (Registered) 18,208 1,200,040
Accelleron Industries AG 1,294 118,477
Daihen Corp. 7,600 365,115
Fagerhult Group AB 6,336 24,669
Fuji Electric Co. Ltd. 1,500 75,521
Fujikura Ltd. 3,200 220,605
Furukawa Electric Co. Ltd. 1,300 79,428
GS Yuasa Corp. 3,100 56,234
Huber + Suhner AG (Registered) 713 95,705
Kempower OYJ* 1,457 26,632
Legrand SA 3,328 494,988
Mabuchi Motor Co. Ltd. 3,200 46,513
Mitsubishi Electric Corp. 25,600 568,492
Nexans SA 737 106,707
Nidec Corp. 12,820 248,146
Nitto Kogyo Corp.(b) 9,600 213,057
NKT A/S* 448 39,716
Nordex SE* 800 19,778
Investments Shares Value
Electrical Equipment
(continued)
Prysmian SpA 3,072 $ 247,460
Schneider Electric SE 6,240 1,630,160
Siemens Energy AG* 7,616 889,123
Signify NV(a) 42,688 1,030,915
Time Interconnect Technology Ltd. 62,000 74,005
TKH Group NV, CVA 13,344 552,267
Vestas Wind Systems A/S(b) 12,544 230,876
8,654,629
Electronic Equipment, Instruments & Components -
1 .4%
Ai Holdings Corp. 3,100 49,870
Alps Alpine Co. Ltd. 3,100 32,958
ALSO Holding AG (Registered) 31 9,410
Amano Corp. 800 22,449
Anritsu Corp.(b) 6,400 69,892
Azbil Corp. 8,400 79,342
Barco NV 837 13,134
Canon Marketing Japan, Inc. 1,500 54,640
Celestica, Inc.* 1,216 243,640
Citizen Watch Co. Ltd.(b) 76,800 463,877
Codan Ltd.(b) 6,464 87,191
Comet Holding AG (Registered) 288 73,485
Daiwabo Holdings Co. Ltd.(b) 32,000 592,179
FIT Hon Teng Ltd.*(a)(b) 448,000 152,377
Halma plc 5,088 218,964
Hamamatsu Photonics KK 5,400 66,435
Hexagon AB, Class B 20,800 230,062
Hirose Electric Co. Ltd. 582 73,980
Horiba Ltd. 800 59,750
Hosiden Corp.(b) 16,000 250,905
Ibiden Co. Ltd.(b) 600 25,755
Inficon Holding AG (Registered)(b) 722 87,488
Japan Aviation Electronics Industry
Ltd. 3,400 54,899
Jenoptik AG 2,585 55,327
Kaga Electronics Co. Ltd. 13,000 251,198
Keyence Corp. 2,300 843,616
Kitron ASA 9,471 58,242
Kyocera Corp. 16,000 191,581
Lagercrantz Group AB, Class B 2,640 61,619
Landis+Gyr Group AG 1,073 88,398
LEM Holding SA (Registered)* 27 22,078
Macnica Holdings, Inc. 4,800 63,311
Meiko Electronics Co. Ltd.(b) 6,400 319,373
Murata Manufacturing Co. Ltd. 19,200 289,285
Mycronic AB 1,848 40,350
NCAB Group AB* 4,028 21,915
Nohmi Bosai Ltd. 2,500 65,451
Oki Electric Industry Co. Ltd. 28,800 302,362
Omron Corp.(b) 2,800 72,914
Oxford Instruments plc 2,139 51,405
Renishaw plc 1,333 52,480
Rigaku Holdings Corp.(b) 3,100 16,026
Riken Keiki Co. Ltd.(b) 2,400 51,111
Ryoyo Ryosan Holdings, Inc.(b) 12,800 236,872
Sensirion Holding AG*(a) 31 3,096

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Shimadzu Corp. 4,100 $ 91,538
Softwareone Holding AG* 3,375 27,699
Softwareone Holding AG(b) 53,295 437,097
Spectris plc 2,752 145,310
Taiyo Yuden Co. Ltd.(b) 2,500 47,460
TDK Corp. 22,400 276,400
Tokyo Electron Device Ltd.(b) 5,100 89,668
Topcon Corp. 3,200 70,062
Vaisala OYJ, Class A 31 1,680
Venture Corp. Ltd. 3,100 30,872
VusionGroup 246 63,632
Yokogawa Electric Corp. 3,200 85,669
7,537,779
Energy Equipment & Services -
0 .7%
Aker Solutions ASA(a) 81,344 243,713
CES Energy Solutions Corp. 64,096 336,115
DOF Group ASA 8,672 80,078
John Wood Group plc*‡(b) 33,661 9,211
Lapidoth Capital Ltd. 986 22,553
Odfjell Drilling Ltd. 38,240 274,909
Paratus Energy Services Ltd.*(b) 36,064 138,111
Saipem SpA(b) 17,440 46,789
SBM Offshore NV(b) 45,760 1,197,284
Subsea 7 SA 3,608 70,734
Technip Energies NV 3,656 158,508
Tecnicas Reunidas SA* 13,056 323,073
Tenaris SA 7,648 135,154
TerraVest Industries, Inc. 124 15,312
TGS ASA 70,240 522,017
Vallourec SACA 5,275 98,924
3,672,485
Entertainment -
0 .5%
Bollore SE 12,457 72,215
Capcom Co. Ltd. 4,000 103,020
CD Projekt SA 745 50,119
Cover Corp.*(b) 3,100 44,143
CTS Eventim AG & Co. KGaA 726 82,471
Daiichikosho Co. Ltd. 3,100 33,493
DeNA Co. Ltd.(b) 1,100 17,447
Embracer Group AB, Class B* 31 323
EVT Ltd. 6,232 68,212
Koei Tecmo Holdings Co. Ltd.(b) 2,492 32,910
Konami Group Corp. 1,000 136,350
Modern Times Group MTG AB, Class
B* 29,600 305,711
Nexon Co. Ltd. 3,100 57,141
Nintendo Co. Ltd. 14,300 1,205,801
Paradox Interactive AB 952 16,348
Square Enix Holdings Co. Ltd. 1,500 102,362
Toei Animation Co. Ltd. 1,000 21,928
Toho Co. Ltd.(b) 1,200 76,045
Ubisoft Entertainment SA* 31 329
Investments Shares Value
Entertainment
(continued)
Universal Music Group NV(b) 12,192 $ 354,162
Vivendi SE 6,262 23,831
2,804,361
Financial Services -
1 .5%
Adyen NV*(a) 352 608,593
AMP Ltd. 65,142 67,107
Banca IFIS SpA 7,264 202,197
Banca Mediolanum SpA 4,444 78,839
BFF Bank SpA*(a)(b) 57,344 684,553
Challenger Ltd. 2,852 15,112
Edenred SE 1,426 40,999
Eurazeo SE 1,376 81,344
EXOR NV 1,504 145,889
Financial Partners Group Co. Ltd.(b) 19,200 308,996
First National Financial Corp.(b) 1,209 42,176
Fuyo General Lease Co. Ltd. 3,000 81,491
Groupe Bruxelles Lambert NV 510 42,962
HAL Trust 588 83,855
Helia Group Ltd. 93,408 304,312
Hypoport SE* 96 20,613
Industrivarden AB, Class A 2,496 92,886
Industrivarden AB, Class C(b) 744 27,641
Infratil Ltd.(b) 11,625 79,815
Investor AB, Class A 8,032 234,381
Investor AB, Class B 21,728 633,375
Japan Securities Finance Co. Ltd. 4,700 57,401
Kinnevik AB, Class B* 31 280
L E Lundbergforetagen AB, Class B 1,178 57,767
M&G plc 46,144 159,745
Mitsubishi HC Capital, Inc. 13,200 97,973
Nexi SpA(a) 2,697 15,465
ORIX Corp. 23,900 539,952
OSB Group plc 131,232 965,582
Paragon Banking Group plc 70,432 843,982
Peugeot Invest SA 2,176 189,032
Pluxee NV 2,294 46,814
Ricoh Leasing Co. Ltd.(b) 4,500 164,457
Sofina SA(b) 326 100,594
Tokyo Century Corp. 2,400 27,693
Washington H Soul Pattinson & Co.
Ltd.(b) 2,856 74,620
Wendel SE 651 61,359
Wise plc, Class A* 8,348 112,130
Worldline SA*(a)(b) 81,984 300,647
Zenkoku Hosho Co. Ltd.(b) 1,200 25,699
7,718,328
Food Products -
2 .1%
a2 Milk Co. Ltd. (The) 7,139 37,130
AAK AB 2,771 71,718
Ajinomoto Co., Inc. 12,800 340,636
Ariake Japan Co. Ltd.(b) 800 35,669
Aryzta AG* 248 23,424
Associated British Foods plc 6,880 200,120
Austevoll Seafood ASA 3,432 31,841
Bakkafrost P/F(b) 820 33,028

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Bakkavor Group plc(a) 18,166 $ 56,494
Barry Callebaut AG (Registered)(b) 62 76,083
Bell Food Group AG (Registered) 672 213,504
Bumitama Agri Ltd. 80,600 50,944
Calbee, Inc. 600 11,083
Chocoladefabriken Lindt & Spruengli
AG 22 324,561
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 293,085
Cranswick plc 155 10,892
Danone SA 8,032 660,795
DyDo Group Holdings, Inc.(b) 1,000 17,761
Ebro Foods SA(b) 3,286 64,463
Elders Ltd.(b) 57,726 269,460
Emmi AG (Registered) 41 37,413
First Pacific Co. Ltd. 62,000 48,889
First Resources Ltd. 179,200 209,954
Fraser and Neave Ltd. 24,800 27,336
Fuji Oil Co. Ltd. 1,200 22,745
Glanbia plc 5,084 74,191
Golden Agri-Resources Ltd. 213,400 41,945
Greencore Group plc 7,347 24,987
Grieg Seafood ASA* 32 215
Hilton Food Group plc 2,496 28,076
House Foods Group, Inc. 2,400 44,581
Inghams Group Ltd. 122,912 273,814
Itoham Yonekyu Holdings, Inc.(b) 10,840 367,348
JDE Peet's NV 3,168 94,564
Kagome Co. Ltd. 900 17,274
Kameda Seika Co. Ltd.(b) 900 24,190
Kerry Group plc, Class A 1,472 136,720
Kikkoman Corp.(b) 11,800 103,812
Kotobuki Spirits Co. Ltd.(b) 2,500 33,764
KWS Saat SE & Co. KGaA 186 13,305
Leroy Seafood Group ASA 5,456 25,008
Lotus Bakeries NV 6 51,093
Maple Leaf Foods, Inc. 3,893 82,334
Maruha Nichiro Corp. 16,000 333,832
Megmilk Snow Brand Co. Ltd. 16,000 303,851
MEIJI Holdings Co. Ltd. 3,400 69,177
Mitsui DM Sugar Co. Ltd.(b) 6,400 131,832
Morinaga & Co. Ltd. 2,200 35,347
Morinaga Milk Industry Co. Ltd. 2,400 52,403
Mowi ASA 6,912 129,934
Nestle SA (Registered) 30,464 2,667,312
Neto Malinda Trading Ltd. 2,400 100,595
Nichirei Corp. 3,200 38,858
Nippn Corp.(b) 22,400 324,327
Nisshin Oillio Group Ltd. (The)(b) 9,600 328,516
Nisshin Seifun Group, Inc. 2,690 31,334
Nissin Foods Holdings Co. Ltd.(b) 4,100 78,216
Nissui Corp. 8,200 48,237
Orkla ASA 8,856 93,778
Premier Foods plc 3,720 9,491
Investments Shares Value
Food Products
(continued)
Premium Brands Holdings Corp.,
Class A 1,824 $ 115,887
Prima Meat Packers Ltd. 3,100 49,231
S Foods, Inc. 6,400 113,418
Sakata Seed Corp. 1,400 31,629
Salmar ASA 62 2,530
Saputo, Inc. 899 18,896
Schouw & Co. A/S 3,808 359,782
Showa Sangyo Co. Ltd.(b) 9,600 193,601
Societe LDC SADIR(b) 2,176 230,624
Strauss Group Ltd. 952 25,637
Suedzucker AG 22,592 259,870
Tate & Lyle plc 12,512 88,750
Toyo Suisan Kaisha Ltd. 1,800 115,599
Viscofan SA 413 28,362
WH Group Ltd.(a) 144,000 145,101
Wilmar International Ltd. 21,700 49,343
Yakult Honsha Co. Ltd.(b) 3,300 53,328
Yamazaki Baking Co. Ltd. 2,900 62,607
11,327,484
Gas Utilities -
0 .5%
AltaGas Ltd.(b) 4,736 140,139
APA Group(b) 7,719 41,697
Brookfield Infrastructure Corp., Class
A 1,395 54,577
Enagas SA(b) 3,782 56,771
Hong Kong & China Gas Co. Ltd. 96,000 85,727
Italgas SpA(b) 8,669 71,886
Naturgy Energy Group SA(b) 2,234 70,264
Nippon Gas Co. Ltd. 1,900 34,700
Osaka Gas Co. Ltd. 7,900 200,000
Rubis SCA 29,728 947,942
Shizuoka Gas Co. Ltd. 9,300 70,015
Snam SpA(b) 31,360 182,122
Superior Plus Corp. 73,792 369,347
Tokyo Gas Co. Ltd. 6,400 214,715
2,539,902
Ground Transportation -
1 .0%
Aurizon Holdings Ltd. 15,097 31,493
Ayvens SA(a) 6,498 70,320
Canadian National Railway Co. 6,432 601,911
Canadian Pacific Kansas City Ltd. 10,560 778,318
Central Japan Railway Co. 19,200 447,930
ComfortDelGro Corp. Ltd. 12,400 14,624
East Japan Railway Co. 12,800 273,699
Firstgroup plc 210,560 625,278
Hankyu Hanshin Holdings, Inc. 3,500 91,538
Jungfraubahn Holding AG
(Registered) 191 47,747
Keikyu Corp.(b) 3,100 32,021
Keio Corp.(b) 3,100 72,858
Keisei Electric Railway Co. Ltd.(b) 8,700 73,736
Kintetsu Group Holdings Co. Ltd.(b) 6,400 123,178
Kyushu Railway Co. 3,200 77,823
Maruzen Showa Unyu Co. Ltd.(b) 6,400 306,615

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
MTR Corp. Ltd.(b) 32,264 $ 116,109
Nagoya Railroad Co. Ltd.(b) 3,100 33,875
Nankai Electric Railway Co. Ltd. 3,000 48,580
Nishi-Nippon Railroad Co. Ltd. 25,600 365,386
Odakyu Electric Railway Co. Ltd.(b) 4,600 49,929
Seibu Holdings, Inc. 3,900 109,670
Seino Holdings Co. Ltd.(b) 3,100 47,418
Sixt SE 308 32,185
Sixt SE (Preference) 298 20,942
Stef SA 1,088 164,874
TFI International, Inc. 1,152 100,406
Tobu Railway Co. Ltd. 3,700 63,234
Tokyo Metro Co. Ltd.(b) 3,100 33,596
Tokyu Corp.(b) 4,300 48,744
West Japan Railway Co.(b) 9,600 211,845
5,115,882
Health Care Equipment & Supplies -
0 .9%
Alcon AG 5,440 481,129
Ambu A/S, Class B(b) 3,468 51,223
Ansell Ltd.(b) 2,720 52,450
Arjo AB, Class B 31 109
Asahi Intecc Co. Ltd. 3,200 50,277
BioMerieux 800 115,187
Carl Zeiss Meditec AG 715 39,805
Cochlear Ltd. 774 158,731
Coloplast A/S, Class B(b) 1,312 121,423
ConvaTec Group plc(a) 26,387 81,501
Demant A/S* 1,879 71,761
DiaSorin SpA 293 28,740
Eckert & Ziegler SE 155 11,833
Elekta AB, Class B 31 153
EssilorLuxottica SA 3,288 980,711
Fisher & Paykel Healthcare Corp.
Ltd. 6,304 136,954
Fukuda Denshi Co. Ltd. 1,000 46,779
Getinge AB, Class B 2,980 58,960
Hogy Medical Co. Ltd.(b) 1,200 37,995
Hoya Corp. 3,800 484,295
Koninklijke Philips NV 7,648 202,206
Medacta Group SA(a) 336 61,569
Menicon Co. Ltd. 3,100 24,224
Nanosonics Ltd.*(b) 4,960 12,934
Nihon Kohden Corp. 4,600 50,984
Nipro Corp. 4,100 37,882
Olympus Corp. 16,000 192,591
Paramount Bed Holdings Co. Ltd. 1,600 26,356
PHC Holdings Corp.(b) 16,000 98,874
Revenio Group OYJ 1,116 33,593
Siemens Healthineers AG(a) 2,432 131,662
Smith & Nephew plc 10,560 162,454
Sonova Holding AG (Registered) 480 131,401
Straumann Holding AG (Registered)
(b) 1,280 156,270
Sysmex Corp. 6,400 105,338
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Terumo Corp. 16,000 $ 272,275
Vimian Group AB*(b) 10,168 34,818
Xvivo Perfusion AB*(b) 620 12,718
Ypsomed Holding AG (Registered)(b) 59 28,517
4,786,682
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 1,500 21,898
Amplifon SpA(b) 2,112 35,691
As One Corp. 1,600 25,415
Chartwell Retirement Residences 5,304 67,943
Clariane SE* 53,024 276,497
dentalcorp Holdings Ltd. 1,643 9,590
EBOS Group Ltd. 2,169 52,371
Fagron 3,264 81,254
Fresenius Medical Care AG 4,064 206,897
Fresenius SE & Co. KGaA 4,992 239,857
Galenica AG(a) 817 86,927
Medicover AB, Class B 2,077 58,523
Medipal Holdings Corp. 3,400 56,706
Neuca SA 736 130,682
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 6,200 4,731
Ramsay Health Care Ltd. 496 12,381
Ryman Healthcare Ltd.* 340,064 501,892
Ship Healthcare Holdings, Inc. 1,900 26,759
Sigma Healthcare Ltd.(b) 54,976 102,295
Sonic Healthcare Ltd. 3,069 54,557
Spire Healthcare Group plc(a) 31 89
Summerset Group Holdings Ltd.(b) 2,592 17,490
Suzuken Co. Ltd. 1,880 71,455
Terveystalo OYJ(a) 3,751 46,195
2,188,095
Health Care REITs -
0 .1%
Aedifica SA, REIT 832 61,612
Assura plc, REIT 57,226 37,759
Cofinimmo SA, REIT 1,472 128,633
Parkway Life REIT, REIT 19,000 59,020
Primary Health Properties plc,
REIT(b) 21,452 27,295
Vital Healthcare Property Trust, REIT 16,987 20,257
334,576
Health Care Technology -
0 .1%
M3, Inc. 3,100 38,736
Medley, Inc.*(b) 1,000 20,732
Pro Medicus Ltd. 768 159,167
Sectra AB, Class B* 2,624 97,595
316,230
Hotel & Resort REITs -
0 .0% (d)
CapitaLand Ascott Trust, REIT 3,100 2,138
Covivio Hotels SACA, REIT(b) 3,447 94,686
Far East Hospitality Trust, REIT 3,100 1,434
Hoshino Resorts REIT, Inc., REIT 24 41,846
Invincible Investment Corp., REIT 62 27,685

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotel & Resort REITs
(continued)
Japan Hotel REIT Investment Corp.,
REIT 31 $ 17,076
184,865
Hotels, Restaurants & Leisure -
1 .6%
Accor SA 2,688 137,399
Amadeus IT Group SA 5,280 425,564
AmRest Holdings SE 29,792 114,253
Aristocrat Leisure Ltd. 8,288 373,750
Basic-Fit NV*(a) 1,209 34,345
Betsson AB, Class B 4,544 77,333
Carnival plc*(b) 46,112 1,272,926
Colowide Co. Ltd.(b) 3,500 45,560
Compass Group plc 19,104 673,746
Create Restaurants Holdings, Inc.(b) 4,400 45,112
Dalata Hotel Group plc 9,951 72,665
Deliveroo plc, Class A*(a) 21,483 50,406
Delivery Hero SE*(a) 837 25,186
Domino's Pizza Enterprises Ltd. 682 8,022
Domino's Pizza Group plc(b) 9,827 31,237
Entain plc 7,424 100,407
Evolution AB(a) 1,600 143,019
FDJ UNITED(a) 1,085 34,002
Flight Centre Travel Group Ltd.(b) 31 238
Food & Life Cos. Ltd. 2,200 111,626
Fuji Kyuko Co. Ltd. 1,000 14,173
Galaxy Entertainment Group Ltd. 34,000 166,318
Genda, Inc.* 3,100 19,301
Genting Singapore Ltd. 3,100 1,756
Greggs plc 3,744 78,283
Guzman y Gomez Ltd.*(b) 899 15,947
HBX Group International plc* 1,550 15,186
Heiwa Corp.(b) 18,450 256,347
Hongkong & Shanghai Hotels Ltd.
(The)* 224,000 166,930
Ichibanya Co. Ltd. 5,000 32,460
InterContinental Hotels Group plc 1,664 192,988
Just Eat Takeaway.com NV*(a)(b) 3,840 88,077
KOMEDA Holdings Co. Ltd. 1,200 24,001
Kyoritsu Maintenance Co. Ltd.(b) 2,200 53,562
Lottery Corp. Ltd. (The) 27,165 94,797
Lottomatica Group Spa 3,584 96,973
McDonald's Holdings Co. Japan Ltd.
(b) 1,100 44,148
Melia Hotels International SA 34,816 310,820
Metaplanet, Inc.* 147,200 1,125,800
MGM China Holdings Ltd. 37,200 78,665
Mitchells & Butlers plc* 90,912 332,653
Monogatari Corp. (The) 1,500 39,320
MOS Food Services, Inc. 2,100 53,513
Ohsho Food Service Corp. 2,112 52,556
Oriental Land Co. Ltd. 14,400 298,056
Playtech plc 31 163
Restaurant Brands International, Inc.
(b) 3,776 256,786
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Round One Corp.(b) 6,400 $ 66,256
Royal Holdings Co. Ltd. 1,600 28,354
Sands China Ltd.(b) 38,400 93,138
Scandic Hotels Group AB(a) 1,824 15,213
Shangri-La Asia Ltd. 62,000 35,936
SJM Holdings Ltd.*(b) 186,000 73,926
SkiStar AB 2,828 44,797
Skylark Holdings Co. Ltd. 3,700 70,647
Sodexo SA 2,176 130,255
SSP Group plc 2,046 4,630
Tabcorp Holdings Ltd. 65,100 32,484
Toridoll Holdings Corp. 1,100 32,584
Trainline plc*(a) 12,865 46,614
TUI AG* 3,534 32,197
Whitbread plc 837 33,816
Wynn Macau Ltd.(b) 86,800 71,983
Yoshinoya Holdings Co. Ltd.(b) 3,400 74,238
Zensho Holdings Co. Ltd. 1,800 95,636
8,669,079
Household Durables -
1 .2%
Atal SA 3,740 55,489
Azorim-Investment Development &
Construction Co. Ltd.(b) 5,535 35,974
Barratt Redrow plc 21,248 105,192
Bellway plc 2,272 74,866
Berkeley Group Holdings plc 1,856 89,649
Breville Group Ltd.(b) 2,420 51,215
Cairn Homes plc 11,968 29,775
De' Longhi SpA 1,012 33,428
Dom Development SA 2,304 145,003
Electrolux AB, Class B*(b) 77,760 476,608
ES-Con Japan Ltd.(b) 9,300 60,313
Glenveagh Properties plc*(a) 122,528 262,809
GN Store Nord A/S*(b) 992 14,263
Haseko Corp.(b) 3,500 52,211
Iida Group Holdings Co. Ltd.(b) 3,400 48,076
JM AB 3,876 55,838
JVCKenwood Corp. 48,000 380,026
Man Wah Holdings Ltd. 12,400 6,998
Nagawa Co. Ltd.(b) 500 21,595
Nikon Corp.(b) 3,100 30,352
Open House Group Co. Ltd. 1,800 80,482
Panasonic Holdings Corp. 41,600 398,185
Persimmon plc 2,666 40,396
Rinnai Corp. 1,800 44,732
Sangetsu Corp.(b) 2,256 45,122
SEB SA 896 66,043
Sekisui House Ltd.(b) 12,800 271,063
Sharp Corp.* 9,300 44,357
Sony Group Corp. 70,400 1,722,401
Sumitomo Forestry Co. Ltd. 9,600 98,395
Tamron Co. Ltd. 51,200 311,293
Taylor Wimpey plc 16,554 22,400
Vistry Group plc*(b) 115,840 894,334
YIT OYJ*(b) 57,728 201,257

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Zojirushi Corp. 3,100 $ 37,407
6,307,547
Household Products -
0 .2%
Earth Corp.(b) 600 19,456
Essity AB, Class A 1,020 25,239
Essity AB, Class B 5,632 139,360
Henkel AG & Co. KGaA 1,408 100,398
Henkel AG & Co. KGaA (Preference) 3,840 297,019
Pigeon Corp.(b) 3,100 34,400
Reckitt Benckiser Group plc 7,488 562,052
Unicharm Corp. 9,300 64,639
1,242,563
Independent Power and Renewable Electricity Producers
-
0 .5%
Boralex, Inc., Class A 1,023 23,204
Brookfield Renewable Corp. 1,209 44,309
Capital Power Corp. 1,280 53,772
Corp. ACCIONA Energias
Renovables SA 1,612 43,505
Drax Group plc 128,064 1,199,025
EDP Renovaveis SA 62 731
Electric Power Development Co. Ltd. 3,100 53,732
Energix-Renewable Energies Ltd.(b) 8,525 33,420
Enlight Renewable Energy Ltd.* 1,428 35,285
ERG SpA 1,209 26,264
Grenergy Renovables SA* 155 11,514
Meridian Energy Ltd. 21,702 73,027
Northland Power, Inc. 5,568 91,179
Orsted A/S*(a)(b) 775 36,647
OY Nofar Energy Ltd.* 1,496 44,890
RWE AG 12,832 527,405
Scatec ASA*(a) 7,254 72,516
Solaria Energia y Medio Ambiente
SA* 31 400
TransAlta Corp. 6,634 79,989
Voltalia SA (Registered)*(b) 1,457 12,374
2,463,188
Industrial Conglomerates -
1 .1%
Aker ASA, Class A 264 18,287
Arendals Fossekompani ASA 992 13,733
Bonheur ASA 4,832 112,662
Brookfield Business Corp., Class A(b) 8,704 268,067
CK Hutchison Holdings Ltd. 48,356 316,624
CTF Services Ltd. 38,000 37,274
DCC plc 1,376 86,676
Hikari Tsushin, Inc. 100 27,057
Hitachi Ltd. 54,400 1,697,842
Investment AB Latour, Class B 2,024 51,949
Italmobiliare SpA 1,024 33,110
Jardine Matheson Holdings Ltd. 3,200 174,496
Keppel Ltd. 18,500 120,781
Lifco AB, Class B 3,616 129,527
Investments Shares Value
Industrial Conglomerates
(continued)
Nisshinbo Holdings, Inc.(b) 44,800 $ 286,372
Nolato AB, Class B 11,029 65,599
Sekisui Chemical Co. Ltd. 9,600 167,926
Siemens AG (Registered) 8,576 2,207,542
Smiths Group plc 2,752 85,656
Storskogen Group AB, Class B(b) 63,922 74,730
Swire Pacific Ltd., Class A 10,500 95,035
6,070,945
Industrial REITs -
0 .3%
ARGAN SA, REIT 31 2,338
CapitaLand Ascendas REIT, REIT 34,100 73,333
Centuria Industrial REIT, REIT 31 64
Dream Industrial REIT, REIT(b) 31 258
Frasers Logistics & Commercial
Trust, REIT(a) 3,100 2,103
GLP J-REIT, REIT 38 33,431
Goodman Group, REIT 22,208 503,026
Goodman Property Trust, REIT(b) 19,085 22,646
Granite REIT, REIT 1,302 68,832
Industrial & Infrastructure Fund
Investment Corp., REIT(b) 68 55,893
LondonMetric Property plc, REIT 12,834 32,439
Mapletree Industrial Trust, REIT 46,589 72,899
Mapletree Logistics Trust, REIT 43,400 38,805
Mitsui Fudosan Logistics Park, Inc.,
REIT(b) 79 53,228
Montea NV, REIT 1,088 81,565
Nippon Prologis REIT, Inc., REIT 21 11,401
Property for Industry Ltd., REIT 26,697 36,643
Segro plc, REIT 19,040 163,123
Tritax Big Box REIT plc, REIT 48,896 91,430
Warehouses De Pauw CVA, REIT 2,883 67,711
1,411,168
Insurance -
5 .0%
Admiral Group plc 3,104 140,400
Aegon Ltd. 28,417 204,385
Ageas SA/NV 2,880 196,954
AIA Group Ltd. 128,000 1,196,841
Allianz SE (Registered) 7,968 3,166,386
Alm Brand A/S 27,040 74,901
ASR Nederland NV 2,636 176,074
AUB Group Ltd. 2,926 63,921
Aviva plc 59,838 513,604
AXA SA 35,744 1,746,073
Baloise Holding AG (Registered) 352 84,657
Beazley plc 12,018 142,261
Brookfield Wealth Solutions Ltd.*(b) 7,904 529,849
CBL Corp. Ltd.*‡(e) 102,937 —
Clal Insurance Enterprises Holdings
Ltd. 899 43,379
Coface SA 38,272 714,885
Dai-ichi Life Holdings, Inc. 76,800 614,165
Definity Financial Corp. 1,025 55,344
Fairfax Financial Holdings Ltd. 416 737,417
Generali(b) 19,072 714,240

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Gjensidige Forsikring ASA 3,232 $ 85,593
Great-West Lifeco, Inc. 6,976 262,530
Grupo Catalana Occidente SA 704 39,402
Hannover Rueck SE 800 243,927
Harel Insurance Investments &
Financial Services Ltd. 4,084 123,871
Helvetia Holding AG (Registered)(b) 576 139,239
Hiscox Ltd. 6,752 115,444
iA Financial Corp., Inc. 1,856 182,076
IDI Insurance Co. Ltd. 1,792 103,740
Insurance Australia Group Ltd. 33,056 186,653
Intact Financial Corp. 2,176 450,766
Japan Post Holdings Co. Ltd. 32,000 298,216
Japan Post Insurance Co. Ltd. 4,400 113,322
Just Group plc 327,200 913,630
Lancashire Holdings Ltd. 74,944 620,849
Legal & General Group plc 106,112 360,607
Lifenet Insurance Co.* 3,800 58,025
Mandatum OYJ 10,146 69,188
Manulife Financial Corp. 34,880 1,081,556
Mapfre SA 23,163 94,698
Medibank Pvt Ltd. 38,171 125,340
Menora Mivtachim Holdings Ltd.(b) 492 42,955
Migdal Insurance & Financial
Holdings Ltd.(b) 22,656 69,519
MS&AD Insurance Group Holdings,
Inc. 28,800 620,799
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,600 1,054,085
nib holdings Ltd. 6,172 29,446
NN Group NV 5,010 339,235
Phoenix Financial Ltd. 5,085 174,316
Phoenix Group Holdings plc 17,984 158,026
Poste Italiane SpA(a) 8,923 193,686
Power Corp. of Canada(b) 10,432 421,339
Powszechny Zaklad Ubezpieczen SA 9,712 163,913
Protector Forsikring ASA 1,519 74,670
Prudential plc 29,664 378,348
QBE Insurance Group Ltd. 28,480 425,415
Sampo OYJ, Class A 29,120 313,829
SCOR SE 2,204 72,348
Sompo Holdings, Inc. 19,200 570,533
Steadfast Group Ltd.(b) 17,908 68,604
Storebrand ASA 10,327 147,780
Sun Life Financial, Inc. 11,168 682,415
Suncorp Group Ltd. 12,826 173,088
Swiss Life Holding AG (Registered)
(b) 320 333,300
Swiss Re AG 3,712 668,530
T&D Holdings, Inc. 9,600 237,106
Talanx AG 968 129,184
Tokio Marine Holdings, Inc. 22,400 911,509
Trisura Group Ltd.*(b) 874 26,734
Investments Shares Value
Insurance
(continued)
Tryg A/S(b) 4,112 $ 99,586
Unipol Assicurazioni SpA 6,080 122,580
Wuestenrot & Wuerttembergische AG 5,984 96,160
Zurich Insurance Group AG 1,664 1,140,548
26,723,994
Interactive Media & Services -
0 .2%
Auto Trader Group plc(a) 11,584 128,371
Baltic Classifieds Group plc 16,805 79,615
CAR Group Ltd. 5,345 131,392
Domain Holdings Australia Ltd. 12,956 36,787
Hemnet Group AB 925 26,803
Kakaku.com, Inc. 1,600 27,536
LY Corp. 22,400 82,607
MONY Group plc 15,965 42,466
REA Group Ltd.(b) 848 130,752
Rightmove plc 12,138 131,490
Scout24 SE(a) 1,160 155,869
SEEK Ltd. 4,807 75,023
Trustpilot Group plc*(a) 14,960 49,612
1,098,323
IT Services -
1 .1%
Addnode Group AB, Class B 5,472 63,019
Alten SA 10,368 850,249
Atea ASA 2,420 33,572
Bechtle AG 1,364 59,668
BIPROGY, Inc. 1,100 44,535
Bouvet ASA 5,054 37,070
Capgemini SE 1,792 268,480
CGI, Inc. 2,528 244,252
Computacenter plc 1,092 33,179
Data#3 Ltd. 8,952 43,459
Digital Garage, Inc. 1,300 34,553
DTS Corp. 2,100 70,049
Formula Systems 1985 Ltd. 155 18,709
Fujitsu Ltd. 22,400 491,923
GMO internet group, Inc. 1,200 31,050
Indra Sistemas SA(b) 1,984 82,520
Kontron AG 2,573 83,872
Macquarie Technology Group Ltd.* 372 16,696
Megaport Ltd.* 6,954 67,429
NEC Corp. 16,000 467,683
Netcompany Group A/S*(a) 434 16,069
NEXTDC Ltd.*(b) 10,016 93,572
Nomura Research Institute Ltd. 5,545 221,770
NS Solutions Corp.(b) 1,600 37,902
Obic Co. Ltd. 4,000 144,058
Otsuka Corp. 3,100 59,067
OVH Groupe SA*(b) 3,078 37,202
Reply SpA 484 76,225
SCSK Corp. 2,700 84,573
Shopify, Inc., Class A* 14,240 1,744,479
Softcat plc 2,394 51,735
Sopra Steria Group 408 88,445
TietoEVRY OYJ(b) 3,348 57,862
TIS, Inc. 1,400 44,988

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
Wavestone*(b) 532 $ 35,377
5,835,291
Leisure Products -
0 .2%
Asmodee Group AB, Class B* 961 12,174
Bandai Namco Holdings, Inc. 6,400 208,719
BRP, Inc.(b) 1,178 59,695
Games Workshop Group plc 310 66,828
MIPS AB(a) 620 26,465
Mizuno Corp.(b) 3,000 55,138
Noritsu Koki Co. Ltd. 19,200 203,106
Roland Corp. 6,400 134,383
Sankyo Co. Ltd. 3,300 61,858
Sanlorenzo SpA(b) 31 1,050
Sega Sammy Holdings, Inc. 2,600 53,643
Shimano, Inc. 1,100 121,150
Technogym SpA(a) 4,905 75,958
Thule Group AB(a) 2,024 57,611
Tsuburaya Fields Holdings, Inc. 3,100 47,974
Yamaha Corp. 6,200 44,802
Yonex Co. Ltd. 2,400 47,555
1,278,109
Life Sciences Tools & Services -
0 .2%
AddLife AB, Class B 336 5,952
Bachem Holding AG(b) 31 2,644
Eurofins Scientific SE 1,408 108,488
Gerresheimer AG 155 7,696
Lonza Group AG (Registered) 832 586,053
Oxford Nanopore Technologies
plc*(b) 15,624 42,179
QIAGEN NV 2,272 113,898
Sartorius AG (Preference) 330 70,838
Sartorius Stedim Biotech 310 62,447
Schott Pharma AG & Co. KGaA 434 11,822
Siegfried Holding AG (Registered)* 380 42,818
SKAN Group AG 451 41,543
Tecan Group AG (Registered) 512 102,141
Wuxi Biologics Cayman, Inc.*(a) 32,000 131,261
1,329,780
Machinery -
3 .8%
Aalberts NV 1,023 32,972
Alfa Laval AB 3,840 167,807
Alstom SA*(b) 8,896 210,155
Amada Co. Ltd. 7,200 81,643
ANDRITZ AG 1,395 97,795
Atlas Copco AB, Class A 31,296 479,069
Atlas Copco AB, Class B 17,952 243,994
ATS Corp.*(b) 961 29,229
AutoStore Holdings Ltd.*(a)(b) 38,750 27,538
Beijer Alma AB 2,304 62,323
Bodycote plc 56,224 473,582
Bucher Industries AG (Registered) 82 38,877
Burckhardt Compression Holding AG 31 27,715
Investments Shares Value
Machinery
(continued)
CKD Corp. 4,100 $ 74,511
Construcciones y Auxiliar de
Ferrocarriles SA 6,592 400,633
Daetwyler Holding AG 465 83,145
Daifuku Co. Ltd. 3,200 82,416
Daimler Truck Holding AG 9,856 483,152
Danieli & C Officine Meccaniche
SpA(b) 3,360 144,982
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 12,160 397,490
DMG Mori Co. Ltd.(b) 2,100 48,685
Duerr AG 17,696 457,739
Ebara Corp. 5,500 102,329
Electrolux Professional AB, Class B 5,882 40,138
Epiroc AB, Class A 7,424 151,792
Epiroc AB, Class B 4,393 79,130
FANUC Corp. 9,600 272,445
FLSmidth & Co. A/S 1,312 78,078
Fluidra SA 912 22,922
Fuji Corp. 1,000 18,868
Fujitec Co. Ltd. 200 7,461
GEA Group AG 2,208 159,464
Georg Fischer AG (Registered) 1,280 100,802
Glory Ltd. 19,200 495,899
Harmonic Drive Systems, Inc. 1,500 28,964
Hiab OYJ, Class B 684 46,816
Hino Motors Ltd.* 9,300 22,827
Hitachi Construction Machinery Co.
Ltd.(b) 2,800 81,677
Hoshizaki Corp. 2,400 82,815
IHI Corp. 1,900 214,436
IMI plc 1,824 53,634
Indutrade AB 4,126 100,785
Interpump Group SpA 1,535 63,178
Iveco Group NV 6,144 127,668
Japan Steel Works Ltd. (The)(b) 900 56,340
Jungheinrich AG (Preference) 17,088 658,325
Kanadevia Corp. 60,800 413,292
Kardex Holding AG (Registered) 62 23,974
Kawasaki Heavy Industries Ltd. 2,000 147,779
KION Group AG 589 36,572
Kitz Corp. 22,400 189,327
Knorr-Bremse AG 947 95,220
Komatsu Ltd. 19,200 620,672
Kone OYJ, Class B 4,480 276,582
Konecranes OYJ 1,352 113,427
Krones AG 246 36,603
KSB SE & Co. KGaA (Preference) 224 240,484
Kubota Corp.(b) 25,600 287,393
Kurita Water Industries Ltd. 2,500 97,345
Makita Corp. 3,700 115,601
Metso OYJ(b) 9,888 125,226
MINEBEA MITSUMI, Inc. 9,611 153,079
MISUMI Group, Inc. 4,100 59,718
Mitsubishi Heavy Industries Ltd. 40,300 972,052
Mitsubishi Logisnext Co. Ltd.(b) 12,800 167,043

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Mitsuboshi Belting Ltd.(b) 1,300 $ 31,097
Mitsui E&S Co. Ltd.(b) 3,100 65,401
Miura Co. Ltd. 2,100 42,253
Namura Shipbuilding Co. Ltd.(b) 22,400 464,387
NFI Group, Inc.*(b) 4,826 66,671
NGK Insulators Ltd. 6,200 78,975
Nitta Corp. 6,400 175,421
Nomura Micro Science Co. Ltd.(b) 3,100 57,141
Noritake Co. Ltd.(b) 9,600 275,252
NSK Ltd. 3,100 14,944
NTN Corp.(b) 204,800 351,097
OC Oerlikon Corp. AG Pfaffikon
(Registered) 52,512 257,888
OKUMA Corp. 1,400 38,373
OSG Corp.(b) 25,600 332,726
Palfinger AG 4,288 179,381
Pfeiffer Vacuum Technology AG 220 39,130
Rational AG 55 42,775
RENK Group AG 744 58,067
Rotork plc 13,640 58,772
Sandvik AB 12,320 301,947
Schindler Holding AG(b) 514 186,852
Schindler Holding AG (Registered) 359 126,659
Seatrium Ltd. 12,400 21,696
SFS Group AG 220 28,609
Shibaura Machine Co. Ltd.(b) 6,400 165,640
Shibuya Corp.(b) 6,400 154,796
Shinmaywa Industries Ltd. 16,000 194,133
SKF AB, Class A 1,408 33,325
SKF AB, Class B(b) 5,568 130,474
SMC Corp.(b) 700 245,124
Spirax Group plc 744 62,471
Stadler Rail AG 31 825
Sulzer AG (Registered) 280 54,204
Sumitomo Heavy Industries Ltd. 3,300 73,808
Tadano Ltd. 41,600 303,234
Takeuchi Manufacturing Co. Ltd.(b) 11,100 399,761
Techtronic Industries Co. Ltd. 16,000 192,204
Tocalo Co. Ltd. 3,800 51,510
TOMRA Systems ASA 3,872 54,355
Toyota Industries Corp. 2,400 259,543
Trelleborg AB, Class B(b) 1,209 44,124
Tsubakimoto Chain Co. 32,000 452,480
Tsurumi Manufacturing Co. Ltd.(b) 6,400 166,916
Valmet OYJ(b) 2,784 101,042
VAT Group AG(a) 352 124,623
Vesuvius plc 57,536 271,364
Volvo AB, Class A 4,640 133,593
Volvo AB, Class B 29,952 862,979
Wacker Neuson SE 9,344 245,443
Wartsila OYJ Abp 5,384 149,373
Weir Group plc (The) 3,392 119,671
YAMABIKO Corp. 12,800 188,477
Investments Shares Value
Machinery
(continued)
Yaskawa Electric Corp.(b) 3,100 $ 65,545
19,980,185
Marine Transportation -
0 .5%
AP Moller - Maersk A/S, Class A 31 61,241
AP Moller - Maersk A/S, Class B(b) 64 127,561
Golden Ocean Group Ltd.(b) 3,228 26,844
Hoegh Autoliners ASA 1,824 18,517
Iino Kaiun Kaisha Ltd.(b) 35,200 243,250
Kawasaki Kisen Kaisha Ltd.(b) 9,600 136,669
Kuehne + Nagel International AG
(Registered)(b) 576 117,924
Mitsui OSK Lines Ltd.(b) 7,500 253,414
MPC Container Ships ASA 126,848 234,695
Nippon Yusen KK 9,600 338,148
NS United Kaiun Kaisha Ltd. 3,300 92,096
Odfjell SE, Class A 8,672 107,500
Pacific Basin Shipping Ltd.(b) 1,440,000 416,408
SITC International Holdings Co. Ltd. 24,000 77,809
Stolt-Nielsen Ltd. 9,152 269,845
TS Lines Ltd. 96,000 103,582
Wallenius Wilhelmsen ASA 2,952 26,628
2,652,131
Media -
0 .9%
4imprint Group plc 1,023 48,669
Atresmedia Corp. de Medios de
Comunicacion SA(b) 26,272 149,145
Canal+ SA* 239,552 763,997
CyberAgent, Inc. 6,300 64,132
Cyfrowy Polsat SA* 8,832 35,704
Dentsu Group, Inc.(b) 6,400 127,090
Future plc 30,048 283,716
Hakuhodo DY Holdings, Inc.(b) 3,100 24,626
Havas NV* 20,708 33,549
Informa plc 15,360 176,476
IPSOS SA 13,088 591,705
ITV plc 77,888 84,829
Lagardere SA 5,408 127,199
Metropole Television SA(b) 15,040 220,684
MFE-MediaForEurope NV, Class A(b) 60,416 192,235
MFE-MediaForEurope NV, Class B 13,671 61,681
Nine Entertainment Co. Holdings
Ltd.(b) 74,752 81,820
ProSiebenSat.1 Media SE 55,744 511,372
Publicis Groupe SA 4,320 396,545
RTL Group SA(b) 434 17,187
Sanoma OYJ 3,895 45,204
SES SA, Class A, ADR 16,160 111,808
SKY Perfect JSAT Holdings, Inc. 3,100 29,600
Stroeer SE & Co. KGaA 527 28,470
Television Francaise 1 SA(b) 25,376 243,680
TX Group AG 205 55,791
Vend Marketplaces ASA, Class A 1,581 63,096
WPP plc 27,424 148,795
4,718,805

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining -
5 .0%
Acerinox SA(b) 63,200 $ 732,759
Agnico Eagle Mines Ltd. 6,260 778,838
Aichi Steel Corp.(b) 12,800 196,387
Alamos Gold, Inc., Class A 4,042 98,437
Alleima AB(b) 9,472 67,305
Anglo American plc 13,386 380,505
Antofagasta plc 4,525 112,398
Aperam SA 12,768 378,200
ArcelorMittal SA 7,776 244,929
ARE Holdings, Inc. 25,600 304,489
Aura Minerals, Inc. 14,112 343,881
Aurubis AG 738 74,036
AVZ Minerals Ltd.*‡(b) 111,012 2,859
B2Gold Corp. 26,232 88,417
Barrick Mining Corp. 37,632 796,164
Bekaert SA 11,360 471,326
BHP Group Ltd.(b) 55,616 1,405,478
BlueScope Steel Ltd. 7,968 121,945
Boliden AB* 5,088 156,866
Capricorn Metals Ltd.* 10,385 59,977
Capstone Copper Corp.*(b) 11,016 61,910
Catalyst Metals Ltd.* 2,201 7,227
Centerra Gold, Inc.(b) 70,016 477,560
Champion Iron Ltd.(b) 133,728 359,040
Daido Steel Co. Ltd. 64,000 495,006
Deterra Royalties Ltd.(b) 26,412 70,572
Discovery Silver Corp.* 8,060 18,830
Dowa Holdings Co. Ltd. 1,100 36,239
Dundee Precious Metals, Inc. 7,200 116,654
Eldorado Gold Corp.* 558 11,458
Emerald Resources NL*(b) 21,402 47,540
Endeavour Mining plc 3,876 117,974
Endeavour Silver Corp.*(b) 6,448 32,740
Equinox Gold Corp.*(b) 198,624 1,212,532
ERO Copper Corp.*(b) 4,268 57,882
Evolution Mining Ltd. 28,064 128,471
Falcon Metals Ltd.* 1 — (f)
First Majestic Silver Corp.(b) 11,232 89,528
First Quantum Minerals Ltd.* 10,144 170,883
Fortescue Ltd. 34,496 394,676
Fortuna Mining Corp.*(b) 103,552 669,600
Franco-Nevada Corp. 2,318 370,062
Fresnillo plc 1,023 18,953
G Mining Ventures Corp.* 1,550 18,207
Genesis Minerals Ltd.*(b) 24,769 58,846
Glencore plc 189,312 763,478
Gold Road Resources Ltd. 26,415 53,403
Granges AB(b) 34,272 462,120
Grupa Kety SA 248 58,048
Hill & Smith plc 3,178 86,005
Hochschild Mining plc(b) 117,568 433,767
Hudbay Minerals, Inc.(b) 6,045 56,229
IAMGOLD Corp.* 14,176 95,973
IGO Ltd.(b) 10,323 29,444
Investments Shares Value
Metals & Mining
(continued)
Iluka Resources Ltd.(b) 26,815 $ 88,914
Ivanhoe Mines Ltd., Class A*(b) 11,392 89,073
Jastrzebska Spolka Weglowa SA* 10,850 68,372
JFE Holdings, Inc.(b) 16,000 186,000
JX Advanced Metals Corp. 6,200 36,777
K92 Mining, Inc.*(b) 5,700 59,327
KGHM Polska Miedz SA* 2,139 73,209
Kinross Gold Corp. 17,120 274,529
Kobe Steel Ltd.(b) 9,700 107,219
Labrador Iron Ore Royalty Corp. 512 9,869
Lundin Gold, Inc.(b) 1,287 59,698
Lundin Mining Corp. 11,134 113,953
Lynas Rare Earths Ltd.* 14,347 96,715
MAG Silver Corp.(b) 4,288 87,649
Maruichi Steel Tube Ltd. 2,000 48,879
Mineral Resources Ltd.*(b) 403 7,418
Nanshan Aluminium International
Holdings Ltd.* 32,000 155,108
New Gold, Inc.* 28,160 118,135
NGEx Minerals Ltd.* 5,511 78,008
Nickel Industries Ltd. 736,544 350,926
Nippon Light Metal Holdings Co. Ltd. 19,200 225,049
Nippon Steel Corp.(b) 22,415 434,836
Norsk Hydro ASA 25,216 150,804
Northern Star Resources Ltd. 14,656 146,923
Novagold Resources, Inc.* 7,843 40,674
OceanaGold Corp. 80,002 1,090,765
OR Royalties, Inc. 651 18,072
Orla Mining Ltd.* 8,000 74,645
Outokumpu OYJ(b) 7,392 28,021
Pan African Resources plc 755,520 531,903
Pan American Silver Corp. 4,560 123,454
Perenti Ltd. 284,256 321,197
Perseus Mining Ltd. 32,288 67,979
Ramelius Resources Ltd.(b) 51,104 82,916
Regis Resources Ltd.* 19,344 50,939
Resolute Mining Ltd.* 730,816 291,732
Rio Tinto Ltd. 7,360 529,317
Rio Tinto plc 22,208 1,323,532
Sandfire Resources Ltd.* 10,528 72,123
Sandstorm Gold Ltd. 2,294 21,521
Seabridge Gold, Inc.* 3,604 55,264
Sims Ltd. 3,162 31,026
Skeena Resources Ltd.* 1,023 14,429
South32 Ltd. 58,976 111,637
Spartan Resources Ltd.*‡ 7,471 9,636
SSAB AB, Class A 6,150 35,666
SSAB AB, Class B 12,333 70,133
SSR Mining, Inc.*(b) 66,784 799,447
Sumitomo Metal Mining Co. Ltd.(b) 5,000 111,466
Teck Resources Ltd., Class B 6,496 211,107
thyssenkrupp AG 14,272 166,944
Tokyo Steel Manufacturing Co. Ltd.
(b) 19,200 201,702
Torex Gold Resources, Inc.* 3,456 97,564
UACJ Corp. 12,500 496,694

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Vault Minerals Ltd.* 2,197,120 $ 516,335
voestalpine AG 465 12,890
Wesdome Gold Mines Ltd.* 3,534 42,176
West African Resources Ltd.* 368,960 558,254
Westgold Resources Ltd.* 320,320 527,969
Wheaton Precious Metals Corp.(b) 4,928 451,684
Yamato Kogyo Co. Ltd. 1,300 73,398
Yodogawa Steel Works Ltd.(b) 8,200 63,695
26,291,349
Multi-Utilities -
0 .8%
A2A SpA 30,429 74,287
ACEA SpA 2,387 53,084
AGL Energy Ltd.(b) 16,800 105,138
Algonquin Power & Utilities Corp.(b) 1,333 7,877
Atco Ltd., Class I 1,953 70,885
Canadian Utilities Ltd., Class A(b) 2,278 63,568
Centrica plc 103,840 226,188
E.ON SE 44,128 805,834
Engie SA 37,568 843,630
Hera SpA 19,893 85,291
Iren SpA 24,118 69,231
National Grid plc 98,176 1,377,165
REN - Redes Energeticas Nacionais
SGPS SA 6,188 21,070
Sembcorp Industries Ltd. 16,800 100,488
Telecom Plus plc 448 10,956
Veolia Environnement SA 13,664 464,482
4,379,174
Office REITs -
0 .2%
Allied Properties REIT, REIT(b) 18,432 230,642
Champion REIT, REIT(b) 186,000 51,890
Derwent London plc, REIT 4,256 108,701
Dexus, REIT 25,696 116,969
Gecina SA, REIT 527 51,994
Global One Real Estate Investment
Corp., REIT 48 45,546
Great Portland Estates plc, REIT 12,462 55,989
Ichigo Office REIT Investment Corp.,
REIT 41 26,099
Inmobiliaria Colonial Socimi SA,
REIT 1,488 9,920
Japan Prime Realty Investment
Corp., REIT 52 34,311
Japan Real Estate Investment Corp.,
REIT(b) 62 50,631
Keppel REIT, REIT 46,500 34,050
Nippon Building Fund, Inc., REIT 62 57,141
Orix JREIT, Inc., REIT 31 40,744
Precinct Properties Group, REIT 31 23
Workspace Group plc, REIT 775 4,077
918,727
Investments Shares Value
Oil, Gas & Consumable Fuels -
5 .8%
Advantage Energy Ltd.* 53,248 $ 425,583
Aker BP ASA 4,800 116,719
Ampol Ltd.(b) 2,356 41,487
ARC Resources Ltd. 11,744 229,775
Athabasca Oil Corp.*(b) 167,840 711,397
Baytex Energy Corp.(b) 211,264 449,254
Beach Energy Ltd. 571,872 430,794
Birchcliff Energy Ltd. 92,704 452,607
Bluenord ASA 7,872 379,320
Boss Energy Ltd.*(b) 21,197 23,747
BP plc 312,768 1,675,266
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.*(b) 16,694 57,899
Cameco Corp.(b) 5,280 397,294
Canadian Natural Resources Ltd.(b) 41,984 1,331,900
Cenovus Energy, Inc. 23,200 353,903
Cosmo Energy Holdings Co. Ltd.(b) 1,600 71,412
Deep Yellow Ltd.*(b) 25,823 25,105
Denison Mines Corp.*(b) 27,187 56,043
DNO ASA 323,616 446,748
Enbridge, Inc. 24,960 1,132,863
ENEOS Holdings, Inc. 48,000 253,117
Energean plc(b) 55,744 675,354
Eni SpA 39,552 674,964
Equinor ASA 14,624 380,324
Equital Ltd.*(b) 5,184 225,996
Esso SA Francaise 279 30,863
FLEX LNG Ltd.(b) 2,015 50,505
Freehold Royalties Ltd.(b) 5,060 48,823
Galp Energia SGPS SA 9,024 172,639
Gaztransport Et Technigaz SA 423 79,884
Gibson Energy, Inc.(b) 4,640 83,836
Harbour Energy plc 190,560 502,338
Idemitsu Kosan Co. Ltd. 22,400 144,198
Imperial Oil Ltd.(b) 2,304 192,529
Inpex Corp. 18,000 256,852
International Petroleum Corp.*(b) 4,092 68,370
Ithaca Energy plc 76,480 175,498
Itochu Enex Co. Ltd. 16,100 217,491
Iwatani Corp. 5,588 59,057
Japan Petroleum Exploration Co. Ltd. 8,500 61,846
Keyera Corp.(b) 3,108 97,789
Koninklijke Vopak NV 1,224 58,671
MEG Energy Corp.(b) 5,248 103,666
Mitsuuroko Group Holdings Co. Ltd.
(b) 12,800 181,757
Neste OYJ(b) 1,612 25,526
New Hope Corp. Ltd. 10,930 29,416
NexGen Energy Ltd.*(b) 14,848 99,878
NuVista Energy Ltd.*(b) 59,872 633,992
Oil Refineries Ltd. 579,296 151,970
Okeanis Eco Tankers Corp.(a)(b) 4,640 112,017
OMV AG 3,392 173,462
ORLEN SA 12,864 288,217
Paladin Energy Ltd.*(b) 5,712 22,838

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Paramount Resources Ltd., Class
A(b) 24,064 $ 370,912
Parkland Corp. 3,017 85,346
Paz Retail And Energy Ltd. 3,169 587,307
Pembina Pipeline Corp. 7,616 283,696
Peyto Exploration & Development
Corp.(b) 67,104 943,548
PrairieSky Royalty Ltd.(b) 3,853 66,411
Repsol SA 25,760 391,542
San-Ai Obbli Co. Ltd.(b) 16,000 216,565
Santos Ltd. 53,824 272,732
Secure Waste Infrastructure Corp. 5,504 60,273
Shell plc 122,976 4,411,889
South Bow Corp. 1,888 49,694
Strathcona Resources Ltd.(b) 837 20,596
Suncor Energy, Inc. 25,056 990,424
Tamar Petroleum Ltd.(a) 5,115 61,212
Tamarack Valley Energy Ltd.(b) 182,976 719,966
TC Energy Corp. 12,256 586,494
Topaz Energy Corp. 3,731 69,490
TORM plc, Class A(b) 20,992 388,618
TotalEnergies SE 41,824 2,490,180
Tourmaline Oil Corp.(b) 6,368 271,615
United Energy Group Ltd.(b) 3,520,000 255,592
Var Energi ASA 7,339 25,425
Viva Energy Group Ltd.(a)(b) 393,728 532,354
Whitecap Resources, Inc.(b) 29,920 226,367
Whitehaven Coal Ltd.(b) 20,367 84,450
Woodside Energy Group Ltd.(b) 36,288 621,250
Yellow Cake plc*(a)(b) 73,664 477,473
30,704,220
Paper & Forest Products -
0 .3%
Canfor Corp.* 4,495 44,152
Hokuetsu Corp.(b) 48,000 325,964
Holmen AB, Class B 1,116 41,622
Mondi plc(b) 6,464 87,894
Navigator Co. SA (The) 5,269 18,695
Nippon Paper Industries Co. Ltd.(b) 35,200 261,027
Oji Holdings Corp.(b) 11,400 55,994
Semapa-Sociedade de Investimento
e Gestao(b) 5,030 98,792
Stella-Jones, Inc.(b) 1,224 69,932
Stora Enso OYJ, Class R(b) 5,168 53,436
Svenska Cellulosa AB SCA, Class
A(b) 2,068 26,105
Svenska Cellulosa AB SCA, Class
B(b) 2,883 36,289
UPM-Kymmene OYJ 9,248 240,804
West Fraser Timber Co. Ltd.(b) 1,105 76,776
1,437,482
Passenger Airlines -
0 .5%
Air Canada* 5,030 70,217
Air France-KLM*(b) 42,848 567,658
Investments Shares Value
Passenger Airlines
(continued)
Air New Zealand Ltd. 590,080 $ 202,045
ANA Holdings, Inc. 3,200 59,707
Cathay Pacific Airways Ltd.(b) 38,000 56,637
Deutsche Lufthansa AG (Registered) 14,272 123,231
easyJet plc 6,806 44,466
El Al Israel Airlines* 15,717 63,746
Exchange Income Corp.(b) 1,581 74,993
International Consolidated Airlines
Group SA 69,536 350,138
Japan Airlines Co. Ltd. 3,100 61,982
JET2 plc 3,584 77,167
Norwegian Air Shuttle ASA* 160,064 264,740
Qantas Airways Ltd. 20,064 140,421
Singapore Airlines Ltd. 22,499 117,928
Wizz Air Holdings plc*(a)(b) 17,952 299,335
2,574,411
Personal Care Products -
0 .7%
Beiersdorf AG 1,280 159,688
Intercos SpA 31 415
Interparfums SA 682 25,182
Kao Corp. 4,600 208,153
Kobayashi Pharmaceutical Co. Ltd.
(b) 900 31,779
Kose Corp. 700 27,098
L'Oreal SA 2,848 1,269,156
Milbon Co. Ltd.(b) 1,000 16,977
Noevir Holdings Co. Ltd. 1,000 30,632
Pola Orbis Holdings, Inc. 2,000 16,991
Puig Brands SA, Class B 4,256 79,644
Rohto Pharmaceutical Co. Ltd. 3,900 56,338
Shiseido Co. Ltd.(b) 3,100 50,580
Unilever plc 28,736 1,676,265
3,648,898
Pharmaceuticals -
3 .6%
ALK-Abello A/S, Class B* 2,158 63,285
Almirall SA 4,747 57,483
Astellas Pharma, Inc. 19,200 201,383
AstraZeneca plc 18,336 2,747,762
Bausch Health Cos., Inc.*(b) 95,424 563,896
Bayer AG (Registered) 19,296 604,031
Camurus AB* 702 49,271
Chugai Pharmaceutical Co. Ltd. 8,500 415,695
Daiichi Sankyo Co. Ltd. 22,400 553,693
Eisai Co. Ltd.(b) 3,600 102,215
Faes Farma SA 15,680 78,157
Financiere de Tubize SA 403 68,542
Galderma Group AG 1,280 200,973
GSK plc 81,728 1,533,634
H Lundbeck A/S, Class A 5,650 25,521
Haleon plc 99,328 472,547
Haw Par Corp. Ltd. 6,200 66,380
Hikma Pharmaceuticals plc 2,890 75,113
Hutchmed China Ltd.*(b) 16,678 60,364
Ipsen SA 732 86,881
Kaken Pharmaceutical Co. Ltd. 1,500 39,430

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Kissei Pharmaceutical Co. Ltd. 1,400 $ 41,536
Kyowa Kirin Co. Ltd.(b) 4,300 74,202
Laboratorios Farmaceuticos Rovi SA 424 26,303
Merck KGaA 1,248 157,552
Mochida Pharmaceutical Co. Ltd. 900 18,509
Nippon Shinyaku Co. Ltd. 1,400 30,485
Novartis AG (Registered) 22,848 2,650,149
Novo Nordisk A/S, Class B(b) 37,536 1,810,636
Ono Pharmaceutical Co. Ltd. 6,200 69,644
Orion OYJ, Class A 352 28,081
Orion OYJ, Class B(b) 1,248 100,416
Otsuka Holdings Co. Ltd. 6,500 315,422
Recordati Industria Chimica e
Farmaceutica SpA 1,628 93,912
Roche Holding AG 448 150,501
Roche Holding AG - BR 8,064 2,553,112
Sandoz Group AG 4,128 237,549
Sanofi SA 12,864 1,160,800
Santen Pharmaceutical Co. Ltd. 1,100 12,203
Shionogi & Co. Ltd. 10,500 177,634
Sumitomo Pharma Co. Ltd.* 3,200 28,152
Takeda Pharmaceutical Co. Ltd. 19,200 535,832
Teva Pharmaceutical Industries
Ltd.*(b) 21,024 346,723
Towa Pharmaceutical Co. Ltd.(b) 9,600 210,505
Tsumura & Co. 900 22,348
UCB SA(b) 1,344 292,965
Virbac SACA 132 52,501
ZERIA Pharmaceutical Co. Ltd. 1,800 25,021
19,288,949
Professional Services -
1 .0%
Adecco Group AG (Registered) 1,829 57,975
AFRY AB 3,300 51,293
ALS Ltd. 8,712 102,312
Arcadis NV 1,152 57,672
BayCurrent, Inc. 1,400 80,710
Bell System24 Holdings, Inc.(b) 9,600 86,626
Benefit Systems SA 31 28,227
Bureau Veritas SA 3,936 121,814
Computershare Ltd. 6,944 188,448
dip Corp.(b) 1,400 22,773
Experian plc 10,112 535,804
Funai Soken Holdings, Inc. 2,700 42,681
GlobalData plc 31 58
Hays plc 69,719 58,864
Hilan Ltd. 646 52,897
Intertek Group plc 2,240 146,437
IPH Ltd.(b) 31 105
JAC Recruitment Co. Ltd. 5,200 36,660
MEITEC Group Holdings, Inc. 2,400 50,441
Persol Holdings Co. Ltd. 37,200 71,683
Randstad NV 3,257 155,971
Recruit Holdings Co. Ltd. 16,600 998,460
RELX plc 21,280 1,108,413
Investments Shares Value
Professional Services
(continued)
SGS SA (Registered) 1,870 $ 190,673
SMS Co. Ltd. 2,000 20,306
TechnoPro Holdings, Inc. 1,100 35,187
Teleperformance SE 620 60,829
Thomson Reuters Corp.(b) 1,824 366,871
Transcosmos, Inc. 6,400 153,307
Wolters Kluwer NV 2,560 400,538
5,284,035
Real Estate Management & Development -
2 .2%
Aedas Homes SA(a) 3,936 95,280
AFI Properties Ltd.*(b) 578 35,096
Africa Israel Residences Ltd.(b) 510 41,295
Airport City Ltd.* 1,928 34,552
Allreal Holding AG (Registered) 512 116,013
Altus Group Ltd. 1,672 69,973
Amot Investments Ltd. 5,448 37,352
Aroundtown SA* 208,064 755,379
Atrium Ljungberg AB, Class B 3,960 12,880
Aura Investments Ltd.(b) 6,930 46,573
Azrieli Group Ltd. 532 52,610
Bassac SA(b) 589 39,370
Big Shopping Centers Ltd.*(b) 287 55,004
Blue Square Real Estate Ltd. 1,504 172,185
CA Immobilien Anlagen AG 1,674 44,872
Capitaland India Trust 6,200 5,687
CapitaLand Investment Ltd. 27,900 59,785
Castellum AB(b) 5,643 64,584
Catena AB 924 41,941
Cibus Nordic Real Estate AB publ 3,503 62,273
City Developments Ltd. 15,500 73,596
Citycon OYJ(b) 22,208 95,928
CK Asset Holdings Ltd. 32,000 146,955
Colliers International Group, Inc. 726 109,723
Corem Property Group AB, Class B 82,181 36,797
CPI Europe AG* 8,864 184,949
CTP NV(a) 1,519 32,407
Daito Trust Construction Co. Ltd. 1,100 113,439
Daiwa House Industry Co. Ltd. 12,600 418,953
Deutsche EuroShop AG 2,511 54,203
Deutsche Wohnen SE 31 791
Develia SA 143,616 321,924
Dios Fastigheter AB 7,480 49,357
Electra Real Estate Ltd.*(b) 1,476 20,022
Fabege AB(b) 5,412 45,498
Fastighets AB Balder, Class B* 6,944 47,172
FastPartner AB, Class A 31 159
FirstService Corp. 590 116,553
G City Ltd. 31 112
Grainger plc 3,937 10,707
Grand City Properties SA* 21,600 273,923
Great Eagle Holdings Ltd. 64,000 120,010
Hang Lung Group Ltd.(b) 256,000 463,735
Hang Lung Properties Ltd. 73,983 76,151
Heiwa Real Estate Co. Ltd. 2,600 38,250

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Henderson Land Development Co.
Ltd.(b) 32,239 $ 112,939
Ho Bee Land Ltd. 49,400 77,298
Hufvudstaden AB, Class A 304 3,694
Hulic Co. Ltd. 9,600 92,208
Hysan Development Co. Ltd. 192,000 383,022
Ichigo, Inc. 17,800 47,665
International Workplace Group plc 29,497 86,423
Intershop Holding AG 350 64,910
Israel Canada T.R Ltd.(b) 12,240 61,153
Isras Holdings Ltd.* 1,188 146,898
Isras Investment Co. Ltd. 477 129,943
Kojamo OYJ* 1,085 13,834
LEG Immobilien SE 806 64,345
Lendlease Corp. Ltd. 16,647 56,485
Leopalace21 Corp. 57,600 274,422
Mainstreet Equity Corp. 266 35,594
Mega Or Holdings Ltd., REIT 7,520 354,211
Melisron Ltd. 460 53,259
Mitsubishi Estate Co. Ltd. 12,800 241,209
Mitsui Fudosan Co. Ltd. 32,000 288,860
Mivne Real Estate KD Ltd. 14,248 53,924
Mobimo Holding AG (Registered) 228 89,425
New World Development Co. Ltd.*(b) 512,000 420,036
Nomura Real Estate Holdings, Inc. 7,000 39,108
NP3 Fastigheter AB(b) 1,462 38,873
Nyfosa AB 1,798 15,678
Pandox AB, Class B 620 11,104
PEXA Group Ltd.* 32 327
Platzer Fastigheter Holding AB,
Class B 1,674 11,989
Prashkovsky Investments and
Construction Ltd.(b) 1,767 68,126
Property & Building Corp. Ltd.(b) 864 87,964
PSP Swiss Property AG (Registered) 696 118,364
Relo Group, Inc. 2,270 26,291
Sagax AB, Class B(b) 2,914 61,983
Savills plc 45,792 593,263
Sino Land Co. Ltd. 10,304 11,879
Sirius Real Estate Ltd., REIT(b) 58,680 80,838
Starts Corp., Inc. 12,800 389,116
StorageVault Canada, Inc. 31 104
Sumitomo Realty & Development
Co. Ltd. 6,400 235,681
Sun Frontier Fudousan Co. Ltd. 9,600 135,744
Sun Hung Kai Properties Ltd. 37,000 440,701
Swire Properties Ltd. 13,600 36,555
Swiss Prime Site AG (Registered) 987 136,859
TAG Immobilien AG 3,968 64,172
Tokyo Tatemono Co. Ltd.(b) 5,200 87,902
Tokyu Fudosan Holdings Corp.(b) 11,200 79,705
Tosei Corp.(b) 12,800 248,354
UOL Group Ltd. 3,100 16,440
VGP NV(b) 465 49,283
Investments Shares Value
Real Estate Management & Development
(continued)
Vonovia SE 8,512 $ 265,773
Wallenstam AB, Class B(b) 8,888 40,489
Wharf Holdings Ltd. (The)(b) 17,000 48,401
Wharf Real Estate Investment Co.
Ltd.(b) 25,000 79,459
Wihlborgs Fastigheter AB 6,293 62,093
YH Dimri Construction &
Development Ltd.(b) 452 49,295
11,477,688
Residential REITs -
0 .1%
Altarea SCA, REIT 584 72,456
Boardwalk REIT, REIT 1,000 51,680
Canadian Apartment Properties
REIT, REIT(b) 31 992
Comforia Residential REIT, Inc.,
REIT 19 37,496
Daiwa Securities Living Investments
Corp., REIT 26 17,691
Ingenia Communities Group, REIT 8,284 28,055
InterRent REIT, REIT(b) 3,565 34,166
Killam Apartment REIT, REIT(b) 1,488 19,717
Nippon Accommodations Fund, Inc.,
REIT 40 31,470
UNITE Group plc (The), REIT 4,681 46,367
Xior Student Housing NV, REIT(a) 651 23,098
363,188
Retail REITs -
0 .5%
AEON REIT Investment Corp.,
REIT(b) 31 26,552
BWP Property Group Ltd., REIT* 14,098 32,496
CapitaLand China Trust, REIT 102,300 59,928
Carmila SA, REIT 17,952 354,641
Choice Properties REIT, REIT(b) 3,957 40,613
Eurocommercial Properties NV, REIT 14,875 457,126
First Capital REIT, REIT(b) 2,774 37,300
Fortune REIT, REIT 62,000 39,885
Frasers Centrepoint Trust, REIT 12,749 21,816
Frontier Real Estate Investment
Corp., REIT 31 17,735
Hammerson plc, REIT 20,709 81,394
HomeCo Daily Needs REIT, REIT(a)
(b) 94,816 78,446
Japan Metropolitan Fund Invest,
REIT 31 22,679
Kiwi Property Group Ltd., REIT 118,265 68,072
Klepierre SA, REIT 3,168 121,686
Lendlease Global Commercial REIT,
REIT 3,100 1,314
Link REIT, REIT 32,000 178,955
Mercialys SA, REIT(b) 30,656 381,048
Primaris REIT, REIT 15,424 164,554
Region Group, REIT 6,417 9,668
RioCan REIT, REIT 3,472 44,324
Scentre Group, REIT 65,280 157,615
Shaftesbury Capital plc, REIT 35,309 73,921

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Unibail-Rodamco-Westfield, REIT 2,528 $ 246,635
Vicinity Ltd., REIT(b) 63,702 101,306
Waypoint REIT Ltd., REIT 33,326 54,072
2,873,781
Semiconductors & Semiconductor Equipment -
1 .6%
Advantest Corp. 8,200 563,939
AIXTRON SE 3,627 61,709
Alphawave IP Group plc* 8,277 18,949
ASM International NV 480 234,862
ASML Holding NV 4,672 3,278,453
ASMPT Ltd. 3,100 26,419
BE Semiconductor Industries NV 960 130,863
Camtek Ltd.*(b) 510 49,984
Disco Corp. 1,200 363,201
Elmos Semiconductor SE 410 41,295
Ferrotec Corp.(b) 16,000 388,053
Infineon Technologies AG 14,592 578,449
Japan Material Co. Ltd. 2,500 23,173
Kokusai Electric Corp.(b) 3,100 70,221
Lasertec Corp.(b) 1,100 113,439
Melexis NV(b) 495 38,242
Micronics Japan Co. Ltd.(b) 12,800 476,295
Mitsui High-Tec, Inc.(b) 9,300 47,645
Nordic Semiconductor ASA* 2,324 32,105
Nova Ltd.* 352 94,625
Renesas Electronics Corp. 18,400 228,143
Rohm Co. Ltd.(b) 6,200 78,605
Rorze Corp. 3,100 42,516
SCREEN Holdings Co. Ltd.(b) 1,300 103,485
Siltronic AG 4,992 218,145
Socionext, Inc.(b) 3,000 57,909
SOITEC* 31 1,357
STMicroelectronics NV 7,584 194,915
SUMCO Corp.(b) 3,100 24,657
Tokyo Electron Ltd. 5,400 980,644
Tower Semiconductor Ltd.* 1,608 75,267
Ulvac, Inc. 1,000 37,257
8,674,821
Software -
1 .2%
Asseco Poland SA 1,271 69,030
Atoss Software SE 352 47,459
BlackBerry Ltd.* 13,206 48,715
Bytes Technology Group plc 1,922 9,334
Constellation Software, Inc. 256 885,141
Dassault Systemes SE 6,784 224,320
Descartes Systems Group, Inc.
(The)* 1,159 122,720
Enghouse Systems Ltd. 31 515
IRESS Ltd. 2,263 11,569
Kinaxis, Inc.* 520 77,345
Lightspeed Commerce, Inc.*(b) 5,115 63,894
Nemetschek SE 884 132,645
Nice Ltd.* 704 110,645
Investments Shares Value
Software
(continued)
Open Text Corp.(b) 3,936 $ 116,097
Oracle Corp. Japan 800 87,205
QT Group OYJ* 217 15,026
Sage Group plc (The) 13,728 221,637
Sansan, Inc.* 3,400 43,535
SAP SE 12,352 3,545,680
Sinch AB*(a) 31 107
SiteMinder Ltd.*(b) 17,179 57,626
Systena Corp. 11,400 30,527
TeamViewer SE*(a) 3,224 33,247
Technology One Ltd. 4,736 125,264
Temenos AG (Registered) 779 70,173
Trend Micro, Inc. 1,200 73,581
Truecaller AB, Class B 32 161
Vitec Software Group AB, Class B 1,025 39,972
Vobile Group Ltd.*(a)(b) 31,000 13,822
WiseTech Global Ltd.(b) 2,528 194,309
6,471,301
Specialized REITs -
0 .1%
Abacus Storage King, REIT(b) 51,832 53,395
Arena REIT, REIT 1,705 4,040
Big Yellow Group plc, REIT 8,096 100,282
Keppel DC REIT, REIT 22,914 41,859
National Storage REIT, REIT 10,013 15,472
Safestore Holdings plc, REIT(b) 10,560 94,119
309,167
Specialty Retail -
1 .5%
ABC-Mart, Inc.(b) 2,100 39,476
AOKI Holdings, Inc.(b) 9,600 110,356
ARCLANDS Corp.(b) 19,218 222,706
Aritzia, Inc.* 1,981 106,562
Autobacs Seven Co. Ltd. 2,100 20,610
Avolta AG 1,920 100,770
Bic Camera, Inc.(b) 4,200 44,220
Bilia AB, Class A(b) 18,912 223,034
Carasso Motors Ltd. 7,744 91,670
CCC SA* 952 49,423
CECONOMY AG* 34,080 173,188
Currys plc* 354,112 529,065
DCM Holdings Co. Ltd.(b) 35,200 335,873
Delek Automotive Systems Ltd. 31 243
Douglas AG* 8,448 101,275
Dunelm Group plc 5,632 90,630
Eagers Automotive Ltd.(b) 5,270 66,572
Fast Retailing Co. Ltd. 2,300 708,821
Fielmann Group AG 152 9,673
Fox Wizel Ltd. 2,624 272,872
H & M Hennes & Mauritz AB, Class
B(b) 2,821 38,255
Hornbach Holding AG & Co. KGaA 3,072 363,560
IDOM, Inc.(b) 19,200 125,538
Industria de Diseno Textil SA 13,440 644,691
JB Hi-Fi Ltd.(b) 1,722 123,843
JD Sports Fashion plc 40,083 45,331
Joyful Honda Co. Ltd. 2,000 27,748

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Specialty Retail
(continued)
Kingfisher plc 23,840 $ 85,339
Kohnan Shoji Co. Ltd. 7,900 204,724
Komeri Co. Ltd.(b) 9,600 199,342
K's Holdings Corp.(b) 48,000 482,568
Leon's Furniture Ltd. 6,784 133,712
Lovisa Holdings Ltd.(b) 1,530 33,631
Luk Fook Holdings International Ltd.
(b) 128,672 336,842
Moonpig Group plc 3,906 11,062
Nextage Co. Ltd. 3,100 39,117
Nitori Holdings Co. Ltd.(b) 1,100 94,618
Nojima Corp. 3,100 71,374
Pets at Home Group plc 8,742 26,469
Premier Investments Ltd.(b) 2,635 35,933
Sanrio Co. Ltd.(b) 2,600 107,511
Shimamura Co. Ltd. 1,000 73,026
Super Retail Group Ltd.(b) 5,324 52,515
Temple & Webster Group Ltd.* 1,302 20,513
USS Co. Ltd. 3,600 39,386
Watches of Switzerland Group plc*(c) 81,376 377,557
WH Smith plc 46,048 624,611
World Co. Ltd.(b) 9,600 177,526
Yamada Holdings Co. Ltd. 21,700 66,544
Yellow Hat Ltd. 3,100 32,855
Zalando SE*(a) 1,457 42,891
ZOZO, Inc.(b) 8,400 83,445
8,119,116
Technology Hardware, Storage & Peripherals -
0 .4%
Brother Industries Ltd. 4,000 68,507
Canon, Inc.(b) 19,200 548,590
Eizo Corp. 3,000 42,898
Elecom Co. Ltd. 1,600 20,870
FUJIFILM Holdings Corp.(b) 16,000 335,533
Konica Minolta, Inc.* 172,800 563,657
Logitech International SA
(Registered) 2,048 192,026
Ricoh Co. Ltd.(b) 9,600 84,872
Seiko Epson Corp. 3,100 39,663
Toshiba TEC Corp. 1,100 22,110
1,918,726
Textiles, Apparel & Luxury Goods -
1 .4%
adidas AG 2,144 412,380
Asics Corp. 9,400 222,859
Brunello Cucinelli SpA(b) 660 74,422
Burberry Group plc* 4,681 79,941
Cie Financiere Richemont SA
(Registered) 6,240 1,025,080
Coats Group plc 42,191 41,317
Crystal International Group Ltd.(a)(b) 203,500 146,727
Delta Galil Ltd. 272 14,471
Gildan Activewear, Inc.(b) 2,545 128,838
Goldwin, Inc. 1,000 52,081
Gunze Ltd. 9,600 244,314
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Hermes International SCA 416 $ 1,024,162
HUGO BOSS AG 15,936 748,551
Kering SA 640 158,589
LPP SA 19 84,925
LVMH Moet Hennessy Louis Vuitton
SE 3,104 1,678,110
Moncler SpA 1,856 99,714
New Wave Group AB, Class B 3,468 41,787
Pandora A/S 960 159,832
Puma SE 31 662
Salvatore Ferragamo SpA*(b) 8,153 46,508
Samsonite Group SA(a)(b) 48,000 98,201
Seiko Group Corp.(b) 9,600 270,149
Stella International Holdings Ltd.(b) 176,000 349,758
Swatch Group AG (The)(b) 93 16,595
Swatch Group AG (The) (Registered) 1,767 64,801
Wacoal Holdings Corp. 700 25,489
Yue Yuen Industrial Holdings Ltd. 16,000 25,152
7,335,415
Tobacco -
0 .6%
British American Tobacco plc 41,472 2,217,232
Imperial Brands plc 15,776 616,712
Japan Tobacco, Inc. 12,800 367,257
Scandinavian Tobacco Group A/S(a) 11,360 149,321
3,350,522
Trading Companies & Distributors -
2 .1%
AddTech AB, Class B 2,432 82,231
Ashtead Group plc 4,416 296,754
Beijer Ref AB, Class B(b) 3,876 65,290
Bossard Holding AG (Registered),
Class A 38 8,086
Brenntag SE 2,720 169,793
Bufab AB 4,840 48,232
Bunzl plc 2,449 73,050
Chori Co. Ltd.(b) 4,100 104,479
Diploma plc 1,863 132,639
DKSH Holding AG 660 46,002
Finning International, Inc. 2,644 115,471
Grafton Group plc 3,744 44,096
Hanwa Co. Ltd.(b) 12,400 502,608
Howden Joinery Group plc 9,212 107,278
IMCD NV 768 84,667
Inaba Denki Sangyo Co. Ltd. 900 23,724
Inabata & Co. Ltd.(b) 16,000 349,247
ITOCHU Corp. 28,800 1,518,126
Kanamoto Co. Ltd.(b) 12,800 290,030
Kanematsu Corp. 28,800 545,496
Marubeni Corp.(b) 35,200 728,115
Mitani Corp. 12,800 188,647
Mitsubishi Corp. 80,000 1,588,358
Mitsui & Co. Ltd. 54,400 1,120,569
MonotaRO Co. Ltd. 2,400 43,122
Nagase & Co. Ltd. 2,200 43,570
Nishio Holdings Co. Ltd. 6,700 188,764
Redox Ltd. 10,323 15,087

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Reece Ltd.(b) 5,487 $ 48,046
Rexel SA 4,864 147,973
Richelieu Hardware Ltd.(b) 899 22,544
RS GROUP plc 16,480 121,911
Russel Metals, Inc. 19,712 632,757
SGH Ltd. 3,320 109,572
Sojitz Corp.(b) 3,899 93,424
Sumitomo Corp. 25,600 656,607
Toromont Industries Ltd.(b) 1,038 105,478
Toyota Tsusho Corp. 16,000 369,022
Travis Perkins plc 837 6,031
Trusco Nakayama Corp.(b) 16,000 234,214
Yamazen Corp.(b) 3,200 28,514
Yuasa Trading Co. Ltd. 6,400 200,086
11,299,710
Transportation Infrastructure -
0 .3%
Aena SME SA(a) 8,000 216,045
Aeroports de Paris SA(b) 704 85,733
Atlas Arteria Ltd. 20,243 67,253
Auckland International Airport Ltd. 17,824 79,234
Dalrymple Bay Infrastructure Ltd. 15,200 43,843
Enav SpA(a) 12,657 55,773
Flughafen Zurich AG (Registered) 320 90,635
Fraport AG Frankfurt Airport Services
Worldwide* 890 66,569
Getlink SE 5,376 97,834
Hutchison Port Holdings Trust 268,800 53,760
Mitsubishi Logistics Corp. 8,500 72,888
Port of Tauranga Ltd.(b) 5,225 21,469
Qube Holdings Ltd. 31,840 89,586
SATS Ltd. 8,200 20,099
Transurban Group(b) 32,288 287,299
Westshore Terminals Investment
Corp. 1,647 33,606
1,381,626
Water Utilities -
0 .1%
Pennon Group plc 15,488 102,152
Severn Trent plc 3,008 105,447
United Utilities Group plc 8,160 121,754
329,353
Wireless Telecommunication Services -
0 .6%
1&1 AG 2,635 55,673
Airtel Africa plc(a) 22,568 60,985
Cellcom Israel Ltd.* 4,930 44,903
Freenet AG 2,356 76,744
KDDI Corp. 35,200 581,346
Partner Communications Co. Ltd. 775 7,173
Rogers Communications, Inc., Class
B(b) 6,304 211,022
SoftBank Corp. 352,000 511,294
SoftBank Group Corp. 11,000 863,218
StarHub Ltd. 49,600 47,025
Investments Shares Value
Wireless Telecommunication Services
(continued)
Tele2 AB, Class B 8,052 $ 124,825
Vodafone Group plc 364,224 395,333
2,979,541
Total Common Stocks
(Cost $373,535,079) 520,876,274
CLOSED END FUNDS -
0 .2%
Independent Power and Renewable Electricity Producers
-
0 .2%
Renewables Infrastructure Group
Ltd. (The)
(Cost $1,008,854) 865,184 973,200
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(b) 10,785 —
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .7% (g)
REPURCHASE AGREEMENTS - 2 .7%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$3,043,193, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $3,091,447 $ 3,042,826 3,042,826
MetLife, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$6,000,727, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $6,107,651 6,000,000 6,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,124, collateralized by
various Common Stocks; total
market value $1,104,552 1,000,000 1,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,125,138, collateralized by
various Common Stocks; total
market value $1,222,172 $ 1,125,000 $ 1,125,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$3,000,372, collateralized by
various Common Stocks; total
market value $3,310,269 3,000,000 3,000,000
14,167,826
Total Securities Lending Reinvestments
(Cost $14,167,826) 14,167,826
Total Investments - 101.2%
(Cost $388,711,759) 536,017,300
Liabilities in excess of other assets - (1.2%) (6,241,829)
NET ASSETS - 100.0% $529,775,471
*
Non-income producing security.
‡
Security is valued using significant unobservable
inputs and is classified as Level 3 in the fair value
hierarchy.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(b)
The security or a portion of this security is on loan at
July 31, 2025. The total value of securities on loan at
July 31, 2025 was $73,831,823, collateralized in the
form of cash with a value of $14,167,826 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $43,151,077 of collateral in the form
of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.50%, and maturity
dates ranging from August 7, 2025 – May 15, 2055
and $22,792,214 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from October 20, 2025 – June 30, 2120; a
total value of $80,111,117.
(c)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At July 31, 2025, the value of these
securities amounted to approximately $992,298 or
0.19% of net assets.
(d)
Represents less than 0.05% of net assets.
(e)
Security fair valued as of July 31, 2025 in accordance
with procedures approved by the Board of Trustees.
Total value of all such securities at July 31, 2025
amounted to $0, which represents approximately
0.00% of net assets of the Fund.
(f)
Amount less than one dollar.
(g)
The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total
value of securities purchased was $14,167,826.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 38 09/19/2025 EUR $ 2,322,521 $ 7,234
FTSE 100 Index 17 09/19/2025 GBP 2,052,622 54,995
S&P/TSX 60 Index 6 09/18/2025 CAD 1,407,226 27,566
SGX Nikkei 225 Index 10 09/11/2025 JPY 1,367,985 105,229
SPI 200 Index 4 09/18/2025 AUD 560,343 9,601
$ 204,625
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 348,509 Morgan Stanley CHF 280,000 09/17/2025 $ 1,731
USD 730,019 Morgan Stanley DKK 4,700,000 09/17/2025 6,622
USD 347,410 JPMorgan Chase Bank NA EUR 300,000 09/17/2025 2,999
Total unrealized appreciation $ 11,352
CAD 340,000 Morgan Stanley USD 250,688 09/17/2025 $ (4,218)
CHF 280,000 JPMorgan Chase Bank NA USD 347,900 09/17/2025 (1,122)
DKK 3,700,000 JPMorgan Chase Bank NA USD 575,662 09/17/2025 (6,179)
EUR 300,000 Morgan Stanley USD 347,555 09/17/2025 (3,144)
GBP 203,203 Bank of Montreal USD 275,102 09/17/2025 (6,073)
Total unrealized depreciation $ (20,736)
Net unrealized depreciation $ (9,384)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 5 .7%
Austria 0 .5
Belgium 1 .0
Brazil 0 .1
Burkina Faso 0 .0
†
Canada 10 .2
Chile 0 .1
Democratic Republic of the Congo 0 .0
†
Denmark 1 .5
Faroe Islands 0 .0
†
Finland 0 .8
France 7 .3
Gabon 0 .0
†
Georgia 0 .4
Germany 6 .7

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Greece 0 .0
†
Guernsey 0 .2%
Hong Kong 2 .2
India 0 .0
†
Indonesia 0 .1
Ireland 0 .3
Israel 1 .6
Italy 2 .7
Ivory Coast 0 .0
†
Japan 24 .9
Jersey 0 .0
†
Jordan 0 .0
†
Kyrgyzstan 0 .1
Liechtenstein 0 .0
†
Luxembourg 0 .2
Macao 0 .1
Mexico 0 .0
†
Netherlands 2 .8
New Zealand 0 .3
Nigeria 0 .0
†
Norway 1 .4
Peru 0 .1
Poland 0 .9
Portugal 0 .2
Singapore 1 .2
South Africa 0 .2
South Korea 0 .0
†
Spain 2 .8
Sweden 2 .7
Switzerland 2 .9
Taiwan 0 .0
†
Tanzania 0 .0
†
Turkey 0 .0
†
United Kingdom 11 .0
United States 5 .3
Zambia 0 .0
†
Other
1
1 .5
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .3%
Closed End Funds 0 .2
Warrants –
Securities Lending Reinvestments 2 .7
Others
(1)
( 1 .2 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.1%
Aerospace & Defense -
0.5%
AECC Aero-Engine Control Co. Ltd.,
Class A 4,600 $ 13,488
AECC Aviation Power Co. Ltd., Class
A 4,700 27,679
Aselsan Elektronik Sanayi ve Ticaret
A/S 19,964 91,968
AviChina Industry & Technology Co.
Ltd., Class H(a) 52,000 30,736
Bharat Dynamics Ltd.(b) 1,410 26,060
Bharat Electronics Ltd. 51,612 225,717
Colt CZ Group SE 460 15,587
Data Patterns India Ltd.* 920 27,736
Embraer SA 9,200 132,547
Garden Reach Shipbuilders &
Engineers Ltd. 276 8,229
Hanwha Aerospace Co. Ltd. 481 345,454
Hanwha Systems Co. Ltd. 966 41,376
Hindustan Aeronautics Ltd.(b) 2,714 140,470
Korea Aerospace Industries Ltd. 1,104 75,229
Kuang-Chi Technologies Co. Ltd.,
Class A 3,200 18,178
LIG Nex1 Co. Ltd. 156 70,643
Mazagon Dock Shipbuilders Ltd. 1,056 33,407
SNT Dynamics Co. Ltd. 276 11,663
United Aircraft Corp. PAO*‡ 25,155,036 —
Zen Technologies Ltd. 1,440 24,068
1,360,235
Air Freight & Logistics -
0.3%
Abu Dhabi Aviation Co. 112,194 178,992
Agility Global plc 71,853 23,083
Agility Public Warehousing Co. KSC 48,806 22,808
Blue Dart Express Ltd.* 96 6,569
CJ Logistics Corp. 245 15,723
Delhivery Ltd.* 7,452 36,176
Eastern Air Logistics Co. Ltd., Class
A 9,200 18,009
Hyundai Glovis Co. Ltd. 920 97,851
J&T Global Express Ltd.* 82,800 108,853
JD Logistics, Inc.*(b) 52,000 90,487
Kerry TJ Logistics Co. Ltd. 4,000 4,510
Reysas Tasimacilik ve Lojistik Ticaret
A/S* 50,738 21,311
SAL Saudi Logistics Services 460 21,154
SF Holding Co. Ltd., Class A 5,200 33,255
Sinotrans Ltd., Class A 4,700 3,476
Sinotrans Ltd., Class H 47,000 26,104
Xiamen Xiangyu Co. Ltd., Class A 13,800 13,699
YTO Express Group Co. Ltd., Class A 4,700 9,625
YUNDA Holding Group Co. Ltd.,
Class A 13,800 14,581
Investments Shares Value
Air Freight & Logistics
(continued)
ZTO Express Cayman, Inc.(a) 5,400 $ 104,492
850,758
Automobile Components -
1.2%
Actron Technology Corp. 2,688 11,843
Apollo Tyres Ltd. 4,921 25,263
Asahi India Glass Ltd. 2,401 23,025
Balkrishna Industries Ltd. 1,242 37,944
Bharat Forge Ltd. 3,956 52,797
Bosch Ltd. 144 66,387
CALB Group Co. Ltd., Class H*(b) 10,000 25,096
Ceat Ltd. 799 30,221
Cheng Shin Rubber Industry Co. Ltd. 35,000 47,022
CIE Automotive India Ltd. 1,715 7,873
Cub Elecparts, Inc. 3,269 7,689
Depo Auto Parts Ind Co. Ltd. 4,200 24,273
DN Automotive Corp. 8,326 174,109
EGE Endustri ve Ticaret A/S 92 17,859
Endurance Technologies Ltd.(b) 350 10,195
Exide Industries Ltd. 8,016 35,167
Fras-Le SA 4,700 19,821
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 4,559
Fuyao Glass Industry Group Co. Ltd.,
Class H(b) 10,400 75,185
Hankook & Co. Co Ltd. 8,464 147,394
Hankook Tire & Technology Co. Ltd. 1,380 44,232
Hanon Systems* 4,462 10,553
Hesai Group, ADR* 1,104 20,976
HL Mando Co. Ltd. 1,045 26,223
Hota Industrial Manufacturing Co.
Ltd. 5,517 10,185
Hu Lane Associate, Inc. 2,607 11,704
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 11,487
Hyundai Mobis Co. Ltd. 1,426 302,824
Hyundai Wia Corp. 6,164 221,572
JK Tyre & Industries Ltd. 51,382 196,527
Kenda Rubber Industrial Co. Ltd. 14,500 11,003
Kumho Tire Co., Inc.* 52,624 176,640
Minda Corp. Ltd. 3,724 21,226
Minieye Technology Co. Ltd., Class
H*(a) 3,800 11,303
Minth Group Ltd. 12,000 39,669
Motherson Sumi Wiring India Ltd. 45,189 19,139
MRF Ltd. 48 81,012
Nan Kang Rubber Tire Co. Ltd. 14,000 17,589
Nexteer Automotive Group Ltd. 339,000 254,790
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 15,778
Samvardhana Motherson
International Ltd. 58,443 64,829
Sebang Global Battery Co. Ltd. 2,116 101,619
Sensteed Hi-tech Group, Class A* 36,800 10,386

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Shanghai Daimay Automotive Interior
Co. Ltd., Class A 13,800 $ 10,821
Shriram Pistons & Rings Ltd. 368 10,087
SL Corp. 460 11,079
Sona Blw Precision Forgings Ltd.(b) 3,174 16,289
Sri Trang Agro-Industry PCL, NVDR 257,600 111,143
Sundram Fasteners Ltd. 322 3,621
Superalloy Industrial Co. Ltd.* 14,000 25,469
Tianneng Power International Ltd.(a) 274,000 237,001
Tong Yang Industry Co. Ltd. 9,072 31,914
Tube Investments of India Ltd. 1,610 52,210
TVS Holdings Ltd. 150 19,733
TYC Brother Industrial Co. Ltd. 61,795 84,471
UNO Minda Ltd. 4,125 49,039
WeRide, Inc., ADR* 5,428 49,829
ZF Commercial Vehicle Control
Systems India Ltd.* 92 13,848
3,251,542
Automobiles -
2.0%
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,644
Bajaj Auto Ltd. 1,058 96,719
Brilliance China Automotive Holdings
Ltd.(a) 1,136,000 452,953
BYD Co. Ltd., Class A 6,900 100,955
BYD Co. Ltd., Class H(a) 50,500 742,382
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 12,709
China Motor Corp. 7,000 12,993
Chongqing Changan Automobile Co.
Ltd., Class A 7,908 14,138
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 10,233
DongFeng Automobile Co. Ltd.,
Class A 13,800 13,737
Eicher Motors Ltd. 2,346 146,453
Ford Otomotiv Sanayi A/S 12,282 28,789
Geely Automobile Holdings Ltd. 148,000 333,330
Great Wall Motor Co. Ltd., Class A 4,700 14,134
Great Wall Motor Co. Ltd., Class H 40,500 66,245
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 4,304
Guangzhou Automobile Group Co.
Ltd., Class H(a) 14,000 5,671
Hero MotoCorp Ltd. 2,070 100,682
Hyundai Motor Co. 3,450 529,889
Hyundai Motor Co. (2nd Preference) 874 104,114
Hyundai Motor Co. (3rd Preference) 104 12,119
Hyundai Motor Co. (Preference) 611 71,110
Hyundai Motor India Ltd.* 1,426 35,029
KG Mobility Co.* 27,324 69,551
Kia Corp. 5,934 437,733
Li Auto, Inc., Class A* 16,200 214,211
Investments Shares Value
Automobiles
(continued)
Lotus Technology, Inc., ADR* 4,646 $ 9,385
Mahindra & Mahindra Ltd. 13,846 506,287
Maruti Suzuki India Ltd. 1,840 264,829
NIO, Inc., Class A*(a) 17,800 78,910
Ola Electric Mobility Ltd.* 18,584 8,764
SAIC Motor Corp. Ltd., Class A 11,800 28,184
Sanyang Motor Co. Ltd. 21,700 45,076
Seres Group Co. Ltd., Class A 2,200 38,816
Tata Motors Ltd. 48,898 371,736
TVS Motor Co. Ltd. 3,404 108,875
XPeng, Inc., Class A* 18,300 166,915
Yadea Group Holdings Ltd.(b) 12,000 18,894
Yulon Motor Co. Ltd. 18,120 19,912
ZEEKR Intelligent Technology
Holding Ltd., ADR* 1,012 28,579
Zhejiang Leapmotor Technology Co.
Ltd., Class H*(b) 9,400 72,625
5,403,614
Banks -
13.9%
Absa Group Ltd. 19,090 190,504
Abu Dhabi Commercial Bank PJSC 71,484 316,833
Abu Dhabi Islamic Bank PJSC 22,770 149,771
AFFIN Bank Bhd.* 7,554 4,215
Agricultural Bank of China Ltd., Class
A 276,000 241,738
Agricultural Bank of China Ltd., Class
H 690,000 452,675
Ahli Bank QSC 29,516 30,797
Ajman Bank PJSC 59,432 23,947
Akbank TAS 68,356 113,666
Al Ahli Bank of Kuwait KSCP 13,993 13,764
Al Rajhi Bank 27,646 698,317
Al Rayan Bank 82,984 54,244
Alinma Bank 18,538 127,603
Alliance Bank Malaysia Bhd. 30,847 32,474
Alpha Bank SA 53,038 200,325
AMMB Holdings Bhd. 59,800 70,807
Arab National Bank 21,298 123,435
AU Small Finance Bank Ltd.(b) 6,895 58,364
Axis Bank Ltd. 32,384 394,972
Banco BBVA Peru SA 125,853 49,834
Banco Bradesco SA 33,700 80,660
Banco Bradesco SA (Preference) 128,800 357,282
Banco de Bogota SA 1,363 10,570
Banco de Chile 1,062,738 145,428
Banco de Credito e Inversiones SA 2,392 94,304
Banco del Bajio SA(b) 13,800 31,084
Banco do Brasil SA 41,400 145,677
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 78,200 153,228
Banco Itau Chile SA 1,943 25,505
Banco Santander Brasil SA 9,200 43,432
Banco Santander Chile 1,510,180 86,655
Bandhan Bank Ltd.(b) 11,877 22,789
Bangkok Bank PCL, NVDR 13,800 62,497

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Bank AlBilad 11,868 $ 82,387
Bank Al-Jazira* 8,970 30,059
Bank Central Asia Tbk. PT 754,400 379,378
Bank Islam Malaysia Bhd. 44,100 23,162
Bank Jago Tbk. PT* 133,400 15,160
Bank Mandiri Persero Tbk. PT 864,780 237,020
Bank Negara Indonesia Persero Tbk.
PT 322,000 78,470
Bank OCBC Nisp Tbk. PT 1,283,400 103,733
Bank of Baroda 28,150 76,440
Bank of Beijing Co. Ltd., Class A 52,000 46,629
Bank of Changsha Co. Ltd., Class A 9,400 12,912
Bank of Chengdu Co. Ltd., Class A 10,600 27,219
Bank of China Ltd., Class H 1,886,000 1,090,757
Bank of Chongqing Co. Ltd., Class A 10,000 14,056
Bank of Chongqing Co. Ltd., Class H 23,000 22,707
Bank of Communications Co. Ltd.,
Class A 45,500 48,391
Bank of Communications Co. Ltd.,
Class H 190,000 171,121
Bank of Hangzhou Co. Ltd., Class A 14,100 31,462
Bank of India 21,338 27,131
Bank of Jiangsu Co. Ltd., Class A 40,980 64,379
Bank of Lanzhou Co. Ltd., Class A 32,200 11,057
Bank of Maharashtra 28,294 18,114
Bank of Nanjing Co. Ltd., Class A 26,500 42,294
Bank of Ningbo Co. Ltd., Class A 11,950 46,302
Bank of Shanghai Co. Ltd., Class A 16,800 23,894
Bank of the Philippine Islands 54,740 110,920
Bank of Xi'an Co. Ltd., Class A 4,900 2,616
Bank Pan Indonesia Tbk. PT 150,400 10,237
Bank Rakyat Indonesia Persero Tbk.
PT 1,499,600 338,105
Banque Saudi Fransi 26,266 120,158
BDO Unibank, Inc. 54,654 133,701
BNK Financial Group, Inc. 7,866 82,755
BOC Hong Kong Holdings Ltd. 89,000 400,217
Boubyan Bank KSCP 16,828 38,770
Burgan Bank SAK 34,732 28,376
Canara Bank 45,713 55,968
Capitec Bank Holdings Ltd. 1,380 269,557
Central Bank of India Ltd. 22,724 9,445
Chang Hwa Commercial Bank Ltd. 169,705 105,186
China Banking Corp. 27,990 31,429
China CITIC Bank Corp. Ltd., Class A 23,700 26,985
China CITIC Bank Corp. Ltd., Class
H 184,000 171,343
China Construction Bank Corp.,
Class A 37,000 48,405
China Construction Bank Corp.,
Class H 2,346,000 2,405,771
China Everbright Bank Co. Ltd.,
Class A 64,400 36,261
China Everbright Bank Co. Ltd.,
Class H(a) 53,000 24,913
Investments Shares Value
Banks
(continued)
China Merchants Bank Co. Ltd.,
Class A 36,800 $ 227,567
China Merchants Bank Co. Ltd.,
Class H 92,500 600,955
China Minsheng Banking Corp. Ltd.,
Class A 47,400 32,224
China Minsheng Banking Corp. Ltd.,
Class H 161,000 97,010
China Zheshang Bank Co. Ltd.,
Class A 14,100 6,645
China Zheshang Bank Co. Ltd.,
Class H 60,900 21,412
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 17,721
Chongqing Rural Commercial Bank
Co. Ltd., Class H 47,000 37,301
CIMB Group Holdings Bhd. 207,140 318,117
City Union Bank Ltd. 14,904 36,457
CNPC Capital Co. Ltd., Class A 14,700 17,698
Commercial Bank PSQC (The) 71,852 96,618
Commercial International Bank -
Egypt (CIB) 55,749 108,009
Commercial International Bank -
Egypt (CIB) (Registered), GDR(b) 400 766
Credicorp Ltd. 1,564 370,668
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 464,302 641,677
Doha Bank QPSC 899,714 604,669
Dubai Islamic Bank PJSC 69,368 188,476
Dukhan Bank 24,440 24,534
E.Sun Financial Holding Co. Ltd. 233,479 250,708
Emirates NBD Bank PJSC 60,260 438,854
Equitas Small Finance Bank Ltd.(b) 214,682 145,231
Eurobank Ergasias Services and
Holdings SA 62,698 232,362
Faisal Islamic Bank of Egypt 236,486 201,001
Far Eastern International Bank 111,070 50,051
Federal Bank Ltd. 30,636 70,796
First Abu Dhabi Bank PJSC 107,821 528,376
First Financial Holding Co. Ltd. 173,509 172,070
Grupo Aval Acciones y Valores SA
(Preference) 106,455 14,773
Grupo Cibest SA 5,520 72,228
Grupo Cibest SA (Preference) 9,798 107,739
Grupo Financiero Banorte SAB de
CV, Class O 68,570 612,263
Grupo Financiero Inbursa SAB de
CV, Class O(a) 59,050 152,576
Grupo Security SA 722,568 200,627
Gulf Bank KSCP 37,582 41,635
Haci Omer Sabanci Holding A/S 28,658 67,316
Hana Financial Group, Inc. 6,900 424,906
HDFC Bank Ltd. 79,672 1,835,574
Hong Leong Bank Bhd. 18,400 81,969
Hong Leong Financial Group Bhd. 4,900 18,543
Housing & Development Bank 47,104 58,150
Hua Nan Financial Holdings Co. Ltd. 143,484 137,968

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Huaxia Bank Co. Ltd., Class A 36,800 $ 40,673
Huishang Bank Corp. Ltd., Class H 368,000 154,701
ICICI Bank Ltd. 73,876 1,249,332
IDFC First Bank Ltd. 80,362 63,080
iM Financial Group Co. Ltd. 5,336 53,368
Indian Bank 7,117 50,510
IndusInd Bank Ltd.* 12,420 113,270
Industrial & Commercial Bank of
China Ltd., Class A 197,800 207,895
Industrial & Commercial Bank of
China Ltd., Class H 1,794,000 1,375,781
Industrial Bank Co. Ltd., Class A 36,800 115,830
Industrial Bank of Korea 5,796 81,164
Intercorp Financial Services, Inc.(b) 1,040 37,617
Itau Unibanco Holding SA
(Preference) 127,020 797,711
Itausa SA 22,289 41,166
Itausa SA (Preference) 149,795 276,925
Jammu & Kashmir Bank Ltd. (The) 164,910 196,012
JB Financial Group Co. Ltd. 3,299 54,952
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 8,107 8,329
KakaoBank Corp. 4,692 95,071
Karur Vysya Bank Ltd. (The) 12,834 38,620
Kasikornbank PCL, NVDR 27,600 136,818
KB Financial Group, Inc. 8,924 713,637
Kiatnakin Phatra Bank PCL, NVDR 5,100 8,622
King's Town Bank Co. Ltd.* 29,450 53,281
Komercni Banka A/S 2,024 96,936
Kotak Mahindra Bank Ltd. 15,548 351,184
Krung Thai Bank PCL, NVDR 96,600 65,031
Kuwait Finance House KSCP 190,623 502,721
Kuwait International Bank KSCP 29,532 26,733
Malayan Banking Bhd. 179,400 394,974
Mashreqbank PSC 552 38,615
MBSB Bhd. 119,900 19,257
Mega Financial Holding Co. Ltd. 171,964 245,436
Metropolitan Bank & Trust Co. 34,500 43,885
Moneta Money Bank A/S(b) 9,200 64,316
National Bank of Greece SA 18,998 267,236
National Bank of Kuwait SAKP 123,407 423,052
National Bank of Ras Al-Khaimah
PSC (The) 12,282 25,914
Nedbank Group Ltd. 10,212 140,379
O-Bank Co. Ltd. 690,000 209,676
Optima bank SA(a) 6,072 50,246
OTP Bank Nyrt. 5,198 424,211
Philippine National Bank 224,480 242,442
Ping An Bank Co. Ltd., Class A 30,600 52,029
Piraeus Financial Holdings SA 16,606 128,673
Postal Savings Bank of China Co.
Ltd., Class A 179,400 143,163
Postal Savings Bank of China Co.
Ltd., Class H(a)(b) 230,000 162,611
Public Bank Bhd. 354,200 349,632
Investments Shares Value
Banks
(continued)
Punjab National Bank 46,368 $ 55,780
Qatar International Islamic Bank QSC 20,378 62,293
Qatar Islamic Bank QPSC 45,218 304,641
Qatar National Bank QPSC 108,514 558,813
RBL Bank Ltd.*(b) 168,314 512,692
Regional SAB de CV 5,100 39,796
RHB Bank Bhd. 98,751 141,933
Riyad Bank 34,178 256,943
Saudi Awwal Bank 22,448 193,894
Saudi Investment Bank (The) 16,505 63,317
Saudi National Bank (The) 68,310 682,900
Sberbank of Russia PJSC*‡ 369,050 —
Sberbank of Russia PJSC
(Preference)*‡ 39,708 —
SCB X PCL, NVDR 18,400 71,224
Shanghai Commercial & Savings
Bank Ltd. (The) 108,475 156,275
Shanghai Pudong Development
Bank Co. Ltd., Class A 46,000 81,922
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 25,275
Sharjah Islamic Bank 473,662 389,442
Shinhan Financial Group Co. Ltd. 10,902 534,566
SinoPac Financial Holdings Co. Ltd. 319,509 264,942
Standard Bank Group Ltd. 31,004 401,916
State Bank of India 43,516 395,698
Taichung Commercial Bank Co. Ltd.* 57,181 42,626
Taishin Financial Holding Co. Ltd. 595,997 326,478
Taiwan Business Bank 77,536 41,824
Taiwan Cooperative Financial
Holding Co. Ltd. 150,232 127,846
Thanachart Capital PCL, NVDR 19,300 29,086
Tisco Financial Group PCL, NVDR 9,400 28,548
TMBThanachart Bank PCL, NVDR 1,117,900 66,020
Turkiye Garanti Bankasi A/S 12,742 44,824
Turkiye Is Bankasi A/S, Class B 1 11,233
Turkiye Is Bankasi A/S, Class C 175,214 63,968
Turkiye Vakiflar Bankasi TAO, Class
D* 26,299 18,672
Ujjivan Small Finance Bank Ltd.*(b) 171,948 86,898
Union Bank of India Ltd. 41,860 62,581
Union Bank of Taiwan 60,107 33,530
Union Bank of the Philippines 18,400 10,094
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP* 56,212 50,885
Woori Financial Group, Inc. 15,916 283,476
Yapi ve Kredi Bankasi A/S* 74,579 61,841
Yes Bank Ltd.* 243,110 52,508
38,216,905
Beverages -
0.9%
Allied Blenders & Distillers Ltd. 2,024 11,900
Ambev SA 57,900 128,861
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 53,500 19,980
Anhui Gujing Distillery Co. Ltd., Class
A 600 11,494

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 $ 14,939
Arca Continental SAB de CV 5,482 57,247
Becle SAB de CV(a) 9,200 11,546
Carabao Group PCL, NVDR 100 169
Carlsberg Brewery Malaysia Bhd. 4,600 19,500
China Foods Ltd. 276,000 115,322
China Resources Beer Holdings Co.
Ltd.(a) 24,607 81,971
Chongqing Brewery Co. Ltd., Class A 1,800 13,819
Coca-Cola Femsa SAB de CV 8,300 68,953
Coca-Cola Icecek A/S 11,914 14,910
Eastroc Beverage Group Co. Ltd.,
Class A 780 30,504
Embotelladora Andina SA
(Preference), Class B 8,832 33,665
Emperador, Inc. 26,200 7,276
Fomento Economico Mexicano SAB
de CV 27,416 247,987
Ginebra San Miguel, Inc. 24,840 121,789
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,425
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 5,366
Heineken Malaysia Bhd. 500 2,804
Hey Song Corp. 15,000 20,052
Hite Jinro Co. Ltd. 12,052 175,983
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 5,627
JiuGui Liquor Co. Ltd., Class A 500 3,268
Kweichow Moutai Co. Ltd., Class A 1,300 256,944
Lotte Chilsung Beverage Co. Ltd. 1,518 142,299
Luzhou Laojiao Co. Ltd., Class A 1,000 17,086
Nongfu Spring Co. Ltd., Class H(a)(b) 27,000 156,325
Osotspa PCL, NVDR 31,100 17,035
Radico Khaitan Ltd. 1,344 41,955
Sariguna Primatirta Tbk. PT 243,800 8,297
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 23,890
Tsingtao Brewery Co. Ltd., Class H 10,000 63,567
United Breweries Ltd. 1,379 30,628
United Spirits Ltd. 4,968 76,007
Varun Beverages Ltd. 18,609 111,018
Vina Concha y Toro SA 204,516 217,220
Wuliangye Yibin Co. Ltd., Class A 3,600 60,635
ZJLD Group, Inc.(a)(b) 7,000 5,966
2,456,229
Biotechnology -
0.8%
3SBio, Inc.*(b) 47,000 192,191
ABLBio, Inc.* 564 30,054
Akeso, Inc.*(a)(b) 7,000 137,860
Alteogen, Inc.* 598 195,769
Ascentage Pharma Group
International*(b) 4,600 42,191
Investments Shares Value
Biotechnology
(continued)
BeOne Medicines Ltd., Class H* 10,900 $ 251,880
Biocon Ltd. 4,294 19,186
CanSino Biologics, Inc., Class H*(b) 800 4,566
CARsgen Therapeutics Holdings
Ltd.*(b) 9,000 24,822
Celltrion, Inc. 2,254 290,771
D&D PharmaTech, Inc.* 230 21,494
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 1,201 12,494
Duality Biotherapeutics, Inc.* 400 17,845
Ever Supreme Bio Technology Co.
Ltd. 3,000 15,328
Everest Medicines Ltd.*(a)(b) 5,500 44,771
GI Innovation, Inc.* 2,119 28,757
Green Cross Corp. 138 14,459
Green Cross Holdings Corp. 2,024 23,352
HLB Therapeutics Co. Ltd.* 1,564 4,263
Hugel, Inc.* 102 24,787
InnoCare Pharma Ltd., Class H*(a)
(b) 20,000 45,911
Innovent Biologics, Inc.*(b) 19,500 243,439
Keymed Biosciences, Inc.*(b) 4,000 31,287
Medigen Vaccine Biologics Corp.* 11,148 16,116
Medytox, Inc. 184 19,517
Naturecell Co. Ltd.* 987 26,903
OliX Pharmaceuticals, Inc.* 414 13,702
Pacific Shuanglin Bio-pharmacy Co.
Ltd., Class A 1,510 3,802
PharmaEngine, Inc. 2,114 5,248
PharmaEssentia Corp.* 4,800 79,765
PharmaResearch Co. Ltd. 96 38,558
Remegen Co. Ltd., Class A* 1,775 15,835
Seegene, Inc. 1,624 34,780
Shanghai Junshi Biosciences Co.
Ltd., Class A* 1,629 8,710
Shanghai RAAS Blood Products Co.
Ltd., Class A 13,800 13,238
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd., Class
H* 300 15,898
SK Bioscience Co. Ltd.* 368 12,140
SunMax Biotechnology Co. Ltd.* 1,000 14,004
TaiMed Biologics, Inc.* 5,600 15,347
TYK Medicines, Inc., Class H* 5,000 12,930
Zai Lab Ltd.* 14,200 53,092
2,117,062
Broadline Retail -
3.1%
Alibaba Group Holding Ltd. 248,500 3,662,605
Central Retail Corp. PCL, NVDR 18,275 12,023
Daya Intiguna Yasa Tbk. PT* 105,800 8,198
Easyhome New Retail Group Co.
Ltd., Class A* 14,400 5,966
El Puerto de Liverpool SAB de CV,
Class C1 5,200 25,602
Falabella SA 18,964 93,941
Far Eastern Department Stores Ltd. 21,120 15,001

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail
(continued)
Global Digital Niaga Tbk. PT* 473,800 $ 11,230
GoTo Gojek Tokopedia Tbk. PT,
Class A* 8,510,000 33,616
Hyundai Department Store Co. Ltd. 4,968 253,272
JD.com, Inc., Class A 60,750 951,105
Lotte Shopping Co. Ltd. 230 11,908
Magazine Luiza SA 15,015 18,934
MINISO Group Holding Ltd. 7,968 37,911
Mitra Adiperkasa Tbk. PT 3,138,488 224,110
momo.com, Inc. 1,801 17,076
Naspers Ltd., Class N 2,300 718,068
PDD Holdings, Inc., ADR* 18,170 2,061,386
Poya International Co. Ltd. 1,028 15,946
Shinsegae, Inc. 2,346 290,628
Vipshop Holdings Ltd., ADR 7,498 113,145
Vishal Mega Mart Ltd.* 7,958 12,677
Woolworths Holdings Ltd. 13,800 38,158
8,632,506
Building Products -
0.2%
Astral Ltd. 1,227 19,627
Blue Star Ltd. 2,388 47,382
China Lesso Group Holdings Ltd. 368,000 219,394
Kajaria Ceramics Ltd. 2,760 37,084
Kyung Dong Navien Co. Ltd. 2,300 142,962
Sung Kwang Bend Co. Ltd. 414 9,568
Taiwan Glass Industry Corp.* 38,314 30,679
Xinyi Glass Holdings Ltd.(a) 49,881 51,469
558,165
Capital Markets -
2.1%
360 ONE WAM Ltd. 4,510 54,198
Administradora de Fondos de
Pensiones Habitat SA 65,090 71,161
Anand Rathi Wealth Ltd. 1,536 46,389
Angel One Ltd. 552 16,389
Authum Investment & Infrastucture
Ltd. 506 16,036
B3 SA - Brasil Bolsa Balcao 73,600 165,380
Banco BTG Pactual SA 18,400 128,603
Bengal & Assam Co. Ltd. 1,656 154,829
Bolsa Mexicana de Valores SAB de
CV 22,954 49,325
Boursa Kuwait Securities Co. KPSC 1,296 14,730
Bursa Malaysia Bhd. 4,900 8,651
Caitong Securities Co. Ltd., Class A 2,820 3,176
Capital Securities Corp. 48,000 32,646
China Bills Finance Corp. 21,312 10,818
China Cinda Asset Management Co.
Ltd., Class H(a) 276,000 49,926
China CITIC Financial Asset
Management Co. Ltd., Class H*(b) 414,000 64,341
China Everbright Ltd.(a) 260,000 265,631
China Galaxy Securities Co. Ltd.,
Class A 5,200 12,434
Investments Shares Value
Capital Markets
(continued)
China Galaxy Securities Co. Ltd.,
Class H 42,000 $ 56,820
China International Capital Corp.
Ltd., Class H(b) 19,200 48,819
China Merchants Securities Co. Ltd.,
Class A 11,820 29,382
China Merchants Securities Co. Ltd.,
Class H(a)(b) 7,200 14,895
Choice International Ltd.* 799 6,952
CITIC Securities Co. Ltd., Class A 13,800 55,677
CITIC Securities Co. Ltd., Class H 23,000 80,866
Coronation Fund Managers Ltd. 130,962 298,245
CRISIL Ltd. 384 23,251
CSC Financial Co. Ltd., Class A 4,900 17,419
CSC Financial Co. Ltd., Class H(a)(b) 322,000 515,200
Daishin Securities Co. Ltd. 10,856 200,008
Daishin Securities Co. Ltd.
(Preference) 7,682 107,630
Daou Technology, Inc. 9,154 231,358
Derayah Financial Co.(b) 3,910 25,778
Dubai Financial Market PJSC 26,726 12,733
EFG Holding S.A.E.* 440,036 215,533
Egypt Kuwait Holding Co. SAE 289,540 177,408
Everbright Securities Co. Ltd., Class
A 4,700 11,886
Founder Securities Co. Ltd., Class A 3,000 3,387
GF Securities Co. Ltd., Class A 14,100 37,618
GF Securities Co. Ltd., Class H 28,200 61,573
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 13,800 14,101
Guolian Minsheng Securities Co.
Ltd., Class A 9,200 14,351
Guosen Securities Co. Ltd., Class A 14,600 26,915
Guotai Haitong Securities Co. Ltd. 14,314 40,397
Guotai Haitong Securities Co. Ltd.,
Class H(b) 41,751 89,991
Guotai Junan International Holdings
Ltd.(a) 92,000 75,006
Hanwha Investment & Securities Co.
Ltd.* 42,688 180,381
HDFC Asset Management Co. Ltd.(b) 1,472 94,942
Huatai Securities Co. Ltd., Class A 9,500 26,481
Huatai Securities Co. Ltd., Class H(b) 36,800 84,663
IBF Financial Holdings Co. Ltd. 59,424 28,968
Indian Energy Exchange Ltd.(b) 15,730 24,296
Industrial Securities Co. Ltd., Class A 12,250 11,070
International Financial Advisors KSC* 22,455 29,353
Investcorp Capital plc 273,516 122,122
Investec Ltd. 4,653 34,574
Is Yatirim Menkul Degerler A/S 14,639 15,082
JM Financial Ltd. 12,972 23,372
JSE Ltd. 31,648 238,290
Kfin Technologies Ltd. 1,718 21,238
KIWOOM Securities Co. Ltd. 298 46,307
Korea Investment Holdings Co. Ltd. 1,012 104,352
Maharashtra Scooters Ltd. 92 16,861

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Mirae Asset Securities Co. Ltd. 5,498 $ 75,683
Mirae Asset Securities Co. Ltd.
(Preference) 1,702 10,456
Moscow Exchange MICEX-RTS
PJSC*‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 24,439
Multi Commodity Exchange of India
Ltd. 482 42,330
NH Investment & Securities Co. Ltd. 3,956 57,623
Nippon Life India Asset Management
Ltd.(b) 2,736 25,372
Norte Grande SA* 12,146,254 86,890
Nuvama Wealth Management Ltd. 138 11,405
Orient Securities Co. Ltd., Class A 12,032 18,819
Orient Securities Co. Ltd., Class H(a)
(b) 20,400 19,646
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
Polaris Bay Group Co. Ltd., Class A* 13,800 14,005
President Securities Corp. 37,895 23,996
Prudent Corporate Advisory Services
Ltd. 322 10,740
PSG Financial Services Ltd. 25,484 33,091
Reinet Investments SCA 3,404 99,113
Samsung Securities Co. Ltd. 1,656 84,543
Saudi Tadawul Group Holding Co. 368 16,060
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 14,516
Shenwan Hongyuan Group Co. Ltd.,
Class H(a)(b) 40,800 17,048
Shinyoung Securities Co. Ltd. 1,702 156,970
Sociedad de Inversiones Oro Blanco
SA* 16,337,544 90,108
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 9,287
Tata Investment Corp. Ltd. 240 18,633
Tera Yatirim Menkul Degerler A/S* 1,380 13,564
UTI Asset Management Co. Ltd. 1,840 27,932
Verusa Holding A/S 1,702 14,843
Xiangcai Co. Ltd., Class A* 4,900 7,412
Yuanta Futures Co. Ltd. 30,100 82,996
Zhejiang Orient Financial Holdings
Group Co. Ltd., Class A 13,800 11,588
5,879,322
Chemicals -
3.1%
Aarti Industries Ltd.* 6,716 32,204
Abou Kir Fertilizers & Chemical
Industries 16,514 16,898
ADAMA Ltd., Class A* 14,100 13,957
Advanced Petrochemical Co.* 2,346 19,388
AECI Ltd. 41,768 252,814
Akzo Nobel India Ltd. 398 17,135
Alkyl Amines Chemicals 220 5,897
Allied Supreme Corp. 3,217 28,077
Investments Shares Value
Chemicals
(continued)
Alpek SAB de CV, Class A(a) 123,556 $ 59,388
Asian Paints Ltd. 9,982 273,039
Atul Ltd. 126 9,535
Avia Avian Tbk. PT 579,600 16,062
Barito Pacific Tbk. PT* 422,699 67,560
BASF India Ltd. 184 10,490
Bayer CropScience Ltd. 47 3,392
Berger Paints India Ltd. 4,632 29,870
Boubyan Petrochemicals Co. KSCP 7,344 15,528
Braskem SA (Preference), Class A* 9,200 14,329
Carborundum Universal Ltd. 2,499 26,548
Castrol India Ltd. 9,900 24,650
Cathay Biotech, Inc., Class A* 1,518 10,151
Chambal Fertilisers and Chemicals
Ltd. 4,968 29,202
Chandra Asri Pacific Tbk. PT 133,400 75,192
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 6,553
China Lumena New Materials
Corp.*‡ 22,200 —
China Petrochemical Development
Corp.* 92,000 22,963
China Steel Chemical Corp. 9,434 27,467
Clean Science & Technology Ltd. 658 9,181
CNNC Hua Yuan Titanium Dioxide
Co. Ltd., Class A 7,975 4,646
Coromandel International Ltd. 1,858 57,085
Cosmochemical Co. Ltd.* 1,012 11,997
Daxin Materials Corp. 1,221 10,472
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 2,346 42,818
Deepak Nitrite Ltd.* 552 11,597
DL Holdings Co. Ltd. 4,232 154,107
Do-Fluoride New Materials Co. Ltd.,
Class A 9,200 15,886
Dongjin Semichem Co. Ltd. 11,730 268,129
Dongsung Finetec Co. Ltd. 506 10,307
Dongyue Group Ltd.(a) 33,000 43,804
EID Parry India Ltd.* 41,170 579,725
Eternal Materials Co. Ltd. 24,850 23,145
Fine Organic Industries Ltd. 343 20,763
Finolex Industries Ltd. 7,955 18,731
Formosa Chemicals & Fibre Corp. 51,209 49,498
Formosa Plastics Corp. 56,985 81,428
Fufeng Group Ltd. 46,000 50,805
Ganfeng Lithium Group Co. Ltd.,
Class A 4,600 23,023
Garware Hi-Tech Films Ltd. 368 14,529
Grand Pacific Petrochemical* 339,500 118,295
Guangzhou Tinci Materials
Technology Co. Ltd., Class A 4,600 12,080
Gubre Fabrikalari TAS* 1,794 10,991
Gujarat Fluorochemicals Ltd. 715 29,335
Hangjin Technology Co. Ltd., Class
A* 4,700 14,245
Hansol Chemical Co. Ltd. 3,220 422,816

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Hanwha Solutions Corp. 1,978 $ 43,788
Haohua Chemical Science &
Technology Co. Ltd., Class A 4,600 16,416
Hektas Ticaret TAS* 98,164 9,576
Hengli Petrochemical Co. Ltd., Class
A 14,100 30,286
Hengyi Petrochemical Co. Ltd., Class
A 13,800 11,492
Hextar Global Bhd. 69,000 14,560
Himadri Speciality Chemical Ltd. 5,505 29,728
HS Hyosung Advanced Materials
Corp. 874 124,533
Huabao International Holdings Ltd.(a) 17,000 7,406
Huafon Chemical Co. Ltd., Class A 14,400 15,035
Hyosung TNC Corp. 828 140,906
Indorama Ventures PCL, NVDR 47,500 33,576
Inner Mongolia Berun Chemical Co.
Ltd., Class A 18,400 14,760
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A 23,500 17,446
ISU Specialty Chemical* 799 25,466
Jiangsu Eastern Shenghong Co. Ltd.,
Class A* 6,300 7,821
Jinan Acetate Chemical Co. Ltd. 16,090 43,180
Jubilant Ingrevia Ltd. 2,701 24,134
KCC Corp. 59 15,741
Kingfa Sci & Tech Co. Ltd., Class A 9,400 16,505
Kolon Industries, Inc. 7,176 213,448
KuibyshevAzot PJSC*‡ 9,900 —
Kumho Petrochemical Co. Ltd. 423 37,304
LB Group Co. Ltd., Class A 4,600 10,904
LG Chem Ltd. 1,058 230,017
LG Chem Ltd. (Preference) 230 25,176
Linde India Ltd. 282 21,162
Lotte Chemical Corp. 517 24,791
LOTTE Fine Chemical Co. Ltd. 5,106 158,320
Luxi Chemical Group Co. Ltd., Class
A 1,800 2,908
Meihua Holdings Group Co. Ltd.,
Class A 10,900 17,048
Mesaieed Petrochemical Holding Co. 111,228 41,394
Misr Fertilizers Production Co. SAE 19,988 11,091
Miwon Commercial Co. Ltd. 50 5,971
Nan Pao Resins Chemical Co. Ltd. 2,000 25,731
Nan Ya Plastics Corp. 66,056 90,627
Nantex Industry Co. Ltd. 9,120 7,440
National Industrialization Co.* 12,834 32,914
Navin Fluorine International Ltd. 690 39,761
Ningbo Shanshan Co. Ltd., Class A* 14,100 19,701
Ningxia Baofeng Energy Group Co.
Ltd., Class A 5,900 12,747
Nizhnekamskneftekhim PJSC*‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)*‡ 26,400 —
Investments Shares Value
Chemicals
(continued)
OCI Holdings Co. Ltd. 5,566 $ 376,472
Omnia Holdings Ltd. 60,490 264,440
Orbia Advance Corp. SAB de CV 312,754 214,444
Organichesky Sintez PJSC*‡ 11,550 —
Paradeep Phosphates Ltd.(b) 9,108 22,400
PCBL Chemical Ltd. 6,996 31,466
Petkim Petrokimya Holding A/S* 41,124 17,324
Petronas Chemicals Group Bhd. 51,300 46,669
PhosAgro PJSC‡ 1,540 —
PI Industries Ltd. 1,164 56,485
Pidilite Industries Ltd. 3,956 129,601
PTT Global Chemical PCL, NVDR 48,700 35,318
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 6,500 16,293
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 18,552
SABIC Agri-Nutrients Co. 3,680 116,941
Sahara International Petrochemical
Co. 2,438 11,634
San Fang Chemical Industry Co. Ltd. 72,000 82,741
Sasa Polyester Sanayi A/S* 292,928 22,515
Sasol Ltd.* 14,398 74,624
Satellite Chemical Co. Ltd., Class A 4,662 12,652
Saudi Aramco Base Oil Co. 736 20,484
Saudi Basic Industries Corp. 12,052 175,586
Saudi Industrial Investment Group 4,876 23,372
Saudi Kayan Petrochemical Co.* 19,228 23,426
Scientex Bhd. 24,900 19,033
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 20,370
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 6,110
Shanghai Putailai New Energy
Technology Co. Ltd., Class A 4,060 9,906
Shinkong Synthetic Fibers Corp. 593,300 256,422
Sichuan Hebang Biotechnology Co.
Ltd., Class A 41,400 10,763
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 6,972
Sinofert Holdings Ltd.(a) 1,104,000 199,704
Sinon Corp. 20,590 28,421
SK Chemicals Co. Ltd. 598 29,322
SKC Co. Ltd.* 200 14,595
Sociedad Quimica y Minera de Chile
SA (Preference), Class B* 2,024 73,945
Solar Applied Materials Technology
Corp. 12,078 20,233
Solar Industries India Ltd. 373 60,549
Soulbrain Co. Ltd. 1,702 291,480
SRF Ltd. 1,978 68,662
Sudarshan Chemical Industries Ltd.* 782 12,817
Sumitomo Chemical India Ltd. 2,585 19,143
Supreme Industries Ltd. 1,040 51,133
Taiwan Fertilizer Co. Ltd. 16,360 28,557
Taiwan Speciality Chemicals Corp. 2,000 14,943
Tata Chemicals Ltd. 2,679 30,049

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Tianqi Lithium Corp., Class A* 800 $ 4,252
TKG Huchems Co. Ltd. 5,612 71,425
TOA Paint Thailand PCL, NVDR 190,000 81,395
Tongkun Group Co. Ltd., Class A 9,200 15,834
Transfar Zhilian Co. Ltd., Class A 18,800 15,970
TSRC Corp. 26,350 16,067
Unipar Carbocloro SA (Preference),
Class B 21,700 213,064
UPL Ltd. 8,924 71,699
Wanhua Chemical Group Co. Ltd.,
Class A 4,900 42,447
Yanbu National Petrochemical Co. 2,350 19,108
Yung Chi Paint & Varnish
Manufacturing Co. Ltd. 7,295 18,380
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 14,134
Zhejiang NHU Co. Ltd., Class A 4,800 14,948
8,553,828
Commercial Services & Supplies -
0.1%
Ambipar Participacoes e
Empreendimentos SA, Class B* 400 9,350
Catrion Catering Holding Co. 624 18,881
China Everbright Environment Group
Ltd.(a) 96,000 51,485
China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd.,
Class A 23,500 15,094
Cleanaway Co. Ltd. 1,000 6,466
Doms Industries Ltd. 368 9,841
Dynagreen Environmental Protection
Group Co. Ltd., Class H(b) 18,000 11,671
Eternal Asia Supply Chain
Management Ltd., Class A 18,400 11,460
Frontken Corp. Bhd. 28,200 26,911
GPS Participacoes e
Empreendimentos SA(c) 9,600 24,281
Indian Railway Catering & Tourism
Corp. Ltd. 4,738 39,270
KEPCO Plant Service & Engineering
Co. Ltd. 460 17,315
L&K Engineering Co. Ltd. 2,508 27,351
Parkin Co. PJSC 14,922 25,066
S-1 Corp. 347 18,566
Taiwan Secom Co. Ltd. 3,165 12,035
Taiwan Shin Kong Security Co. Ltd. 5,520 7,481
Tuhu Car, Inc., Class A*(a)(b) 14,500 37,127
369,651
Communications Equipment -
0.3%
Accton Technology Corp. 7,934 237,110
Arcadyan Technology Corp. 2,832 21,111
Astra Microwave Products Ltd. 966 10,582
BYD Electronic International Co. Ltd.
(a) 21,500 90,108
Investments Shares Value
Communications Equipment
(continued)
EZconn Corp. 2,000 $ 40,874
Fiberhome Telecommunication
Technologies Co. Ltd., Class A 4,600 14,364
FOCI Fiber Optic Communications,
Inc.* 2,000 20,571
Glarun Technology Co. Ltd., Class A 1,800 7,573
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 10,409
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 36,800 92,878
LuxNet Corp. 3,840 25,409
Seojin System Co. Ltd.* 12,144 192,651
Sercomm Corp. 6,960 23,435
Tejas Networks Ltd.(b) 3,128 20,838
WNC Corp. 9,572 37,842
ZTE Corp., Class A 3,100 14,778
ZTE Corp., Class H(a) 10,400 32,989
893,522
Construction & Engineering -
1.6%
Acter Group Corp. Ltd. 2,810 46,131
Afcons Infrastructure Ltd. 1,978 9,015
BES Engineering Corp. 50,496 18,779
CCCC Design & Consulting Group
Co. Ltd., Class A* 9,400 10,585
Central New Energy Holding Group
Ltd.*(a) 15,000 15,459
CH Karnchang PCL, NVDR 900 372
China Communications Services
Corp. Ltd., Class H 946,000 551,934
China Conch Venture Holdings Ltd.
(a) 46,000 56,255
China Energy Engineering Corp. Ltd.,
Class A 23,600 8,498
China Energy Engineering Corp. Ltd.,
Class H 104,000 17,223
China Railway Group Ltd., Class A 44,300 35,044
China Railway Group Ltd., Class H(a) 74,000 37,236
Continental Holdings Corp. 180,285 133,186
CTCI Corp.* 252,200 246,306
DA CIN Construction Co. Ltd. 77,597 155,207
Daewoo Engineering & Construction
Co. Ltd.* 68,402 184,964
DL E&C Co. Ltd. 1,012 34,407
Engineers India Ltd. 9,696 23,664
Enka Insaat ve Sanayi A/S 17,350 29,748
Estithmar Holding QPSC* 29,093 28,358
G R Infraprojects Ltd. 1,392 19,358
Gamuda Bhd. 79,349 96,372
GEK Terna SA 1,470 36,443
Girsim Elektrik Sanayi Taahut ve
Ticaret A/S* 54,556 67,199
GMR Power and Urban Infra Ltd.* 94,714 117,886
GS Engineering & Construction Corp. 1,426 19,897

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Guangdong Construction
Engineering Group Co. Ltd., Class
A 27,900 $ 14,235
HDC Holdings Co. Ltd. 9,430 157,076
HDC Hyundai Development Co-
Engineering & Construction, Class
E 13,892 235,907
Hyundai Engineering & Construction
Co. Ltd. 1,774 86,346
IJM Corp. Bhd. 37,600 25,214
IRB Infrastructure Developers Ltd. 39,439 20,291
IRCON International Ltd.(b) 7,912 16,019
ITD Cementation India Ltd. 2,070 18,377
Kalpataru Projects International Ltd. 2,050 26,852
KEC International Ltd. 2,064 20,299
Kelington Group Bhd. 13,800 13,719
KEPCO Engineering & Construction
Co., Inc. 235 15,641
Kerjaya Prospek Group Bhd. 133,400 63,807
Kuo Toong International Co. Ltd. 12,255 20,817
Larsen & Toubro Ltd. 9,292 385,740
Malaysian Resources Corp. Bhd. 96,600 12,117
Metallurgical Corp. of China Ltd.,
Class A 42,300 17,819
Metallurgical Corp. of China Ltd.,
Class H 106,000 22,955
NBCC India Ltd. 21,225 26,212
NCC Ltd. 15,180 37,727
NMDC Group PJSC 3,404 23,131
Power Construction Corp. of China
Ltd., Class A 35,600 33,804
Power Mech Projects Ltd. 188 6,708
Praj Industries Ltd.* 4,738 25,261
PSG Corp. PCL, NVDR* 313,700 11,711
Rail Vikas Nigam Ltd.(b) 9,060 36,008
Ral Yatirim Holding A/S* 3,588 11,040
Ruentex Engineering & Construction
Co. 2,590 16,140
Run Long Construction Co. Ltd. 14,889 15,464
Samsung E&A Co. Ltd. 4,324 82,626
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 2,650
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 12,957
Sichuan Road and Bridge Group Co.
Ltd., Class A 9,200 10,629
Sinoma International Engineering
Co., Class A 9,200 11,614
Sinopec Engineering Group Co. Ltd.,
Class H 552,000 428,943
Sunway Construction Group Bhd. 9,200 11,303
Taeyoung Engineering &
Construction Co. Ltd.* 5,382 8,693
Techno Electric & Engineering Co.
Ltd. 1,479 24,588
Investments Shares Value
Construction & Engineering
(continued)
Tekfen Holding A/S* 6,026 $ 16,003
United Integrated Services Co. Ltd. 2,550 67,493
Voltas Ltd. 2,852 43,227
Waaree Renewable Technologies
Ltd. 1,242 14,832
Waskita Karya Persero Tbk. PT*‡ 173,900 —
Wilson Bayly Holmes-Ovcon Ltd. 20,700 199,050
Yankey Engineering Co. Ltd. 2,277 31,621
4,382,192
Construction Materials -
1.1%
ACC Ltd. 1,141 23,294
Akcansa Cimento A/S 16,836 59,144
Ambuja Cements Ltd. 11,362 76,876
Anhui Conch Cement Co. Ltd., Class
A 5,100 16,698
Anhui Conch Cement Co. Ltd., Class
H 28,000 80,968
Apex Investment Co. PSC* 10,350 10,961
Asia Cement Corp. 69,700 94,576
Baticim Bati Anadolu Cimento
Sanayii A/S* 161,092 18,017
BBMG Corp., Class A 50,600 11,256
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 9,200 15,387
Berkah Beton Sadaya Tbk. PT*‡ 425,000 120
Birla Corp. Ltd.* 327 5,045
Cementos Argos SA 9,936 26,193
Cemex SAB de CV 333,888 292,064
China National Building Material Co.
Ltd., Class H 94,462 56,316
China Resources Building Materials
Technology Holdings Ltd. 828,000 202,517
Cimsa Cimento Sanayi ve Ticaret A/S 19,504 24,865
CSG Holding Co. Ltd., Class B 418,700 99,208
Dalmia Bharat Ltd. 1,598 40,781
EMSTEEL Building Materials PJSC* 28,060 10,084
GCC SAB de CV 2,953 27,647
Goldsun Building Materials Co. Ltd. 20,000 24,793
Grasim Industries Ltd. 5,474 171,621
Grupo Argos SA 8,564 34,954
Grupo Argos SA (Preference) 8,544 24,000
Hanil Cement Co. Ltd. 8,234 123,498
Huaxin Cement Co. Ltd., Class A 3,700 7,917
India Cements Ltd. (The)* 2,773 11,684
Indocement Tunggal Prakarsa Tbk.
PT 446,200 142,361
JK Cement Ltd. 530 40,289
JK Lakshmi Cement Ltd. 2,744 30,427
Konya Cimento Sanayii A/S* 92 13,258
Malayan Cement Bhd. 9,200 12,080
Nuh Cimento Sanayi A/S 2,068 11,890
Nuvoco Vistas Corp. Ltd.* 830 4,079
Oyak Cimento Fabrikalari A/S* 17,222 10,148
Qassim Cement Co. (The) 2,714 33,340
Ramco Cements Ltd. (The) 2,289 30,761
Rhi Magnesita India Ltd. 393 2,248

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction Materials
(continued)
Saudi Cement Co. 1,150 $ 11,723
Semen Indonesia Persero Tbk. PT 1,324,800 198,056
Shree Cement Ltd. 230 80,895
Siam Cement PCL (The), NVDR 9,200 56,585
Star Cement Ltd.* 7,008 19,141
Tangshan Jidong Cement Co. Ltd.,
Class A 4,700 3,176
TCC Group Holdings Co. Ltd. 92,000 74,901
TianShan Material Co. Ltd., Class A* 18,400 13,532
UltraTech Cement Ltd. 1,794 250,856
Universal Cement Corp. 184,926 165,735
Visne Madencilik Uretim Sanayi ve
Ticaret A/S* 920 18,902
West China Cement Ltd.(a) 736,000 188,454
Yamama Cement Co. 1,702 14,919
Yanbu Cement Co. 4,922 22,346
3,040,586
Consumer Finance -
0.8%
AEON Credit Service M Bhd. 69,000 83,318
Arzan Financial Group for Financing
& Investment KPSC 4,646 4,494
Bajaj Finance Ltd. 38,640 388,699
Bangkok Commercial Asset
Management PCL, NVDR 625,600 159,846
Cholamandalam Financial Holdings
Ltd. 1,776 38,272
Cholamandalam Investment and
Finance Co. Ltd. 6,026 99,279
CreditAccess Grameen Ltd.* 1,932 27,531
FinVolution Group, ADR(a) 53,544 459,943
Five-Star Business Finance Ltd.* 1,974 13,381
Gentera SAB de CV 40,388 91,443
Hotai Finance Co. Ltd. 3,220 6,937
JMT Network Services PCL, NVDR 258,800 87,903
Krungthai Card PCL, NVDR 18,900 16,483
LexinFintech Holdings Ltd., ADR(a) 41,676 265,476
Lufax Holding Ltd.*‡ 18,800 21,624
Mahindra & Mahindra Financial
Services Ltd. 9,024 26,526
Manappuram Finance Ltd. 17,388 50,229
Muangthai Capital PCL, NVDR 200 231
Muthoot Finance Ltd. 1,435 42,794
Poonawalla Fincorp Ltd.* 5,720 27,572
RCE Capital Bhd. 55,200 13,331
Samsung Card Co. Ltd. 539 19,356
SBFC Finance Ltd.* 8,004 9,568
SBI Cards & Payment Services Ltd. 2,990 27,559
Shriram Finance Ltd. 18,906 136,153
Srisawad Corp. PCL, NVDR 4,280 2,659
Sundaram Finance Ltd. 1,518 81,013
United International Holding Co.* 368 15,844
Yixin Group Ltd.(b) 46,000 14,767
Yulon Finance Corp. 4,672 15,731
2,247,962
Investments Shares Value
Consumer Staples Distribution & Retail -
1.2%
Abdullah Al Othaim Markets Co. 12,696 $ 24,708
Aeon Co. M Bhd. 234,600 70,958
Al-Dawaa Medical Services Co. 230 4,504
Alibaba Health Information
Technology Ltd.*(a) 52,000 32,326
Almunajem Foods Co. 1,058 18,756
Avenue Supermarts Ltd.*(b) 2,024 98,600
Berli Jucker PCL 500 294
Berli Jucker PCL, NVDR 600 353
BGF retail Co. Ltd. 184 15,006
Bid Corp. Ltd. 5,198 131,657
BIM Birlesik Magazalar A/S 11,439 149,493
BinDawood Holding Co. 12,880 20,327
Boxer Retail Ltd.*(a) 4,094 16,328
Cencosud SA 32,568 97,463
Clicks Group Ltd. 3,680 77,723
Corporativo Fragua SAB de CV 2,300 67,538
CP ALL PCL, NVDR 59,800 86,461
CP Axtra PCL, NVDR 792 499
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 10,396
Dis-Chem Pharmacies Ltd.(b) 4,048 6,955
Dongsuh Cos., Inc. 859 18,458
East Buy Holding Ltd.*(a)(b) 14,000 39,146
E-MART, Inc. 322 20,735
Ghitha Holding PJSC* 16,146 110,685
Grainturk Tarim A/S 1,058 12,041
Great Tree Pharmacy Co. Ltd. 1,805 9,253
Grupo Comercial Chedraui SA de
CV(a) 4,623 37,520
Grupo Mateus SA 18,400 24,091
GS Retail Co. Ltd. 12,834 150,939
InRetail Peru Corp.(b) 368 9,899
JD Health International, Inc.*(b) 13,800 88,425
La Comer SAB de CV 10,657 23,116
Lulu Retail Holdings plc 86,894 29,098
Magnit PJSC*‡ 2,296 —
Medplus Health Services Ltd.* 1,880 19,971
Migros Ticaret A/S 1,380 17,814
Nahdi Medical Co. 690 22,773
Pick n Pay Stores Ltd.*(a) 7,176 11,251
Ping An Healthcare and Technology
Co. Ltd.(b) 23,000 35,980
President Chain Store Corp. 8,000 68,615
Puregold Price Club, Inc. 404,800 277,581
Raia Drogasil SA 23,064 55,492
Robinsons Retail Holdings, Inc. 138,000 89,898
Sendas Distribuidora SA 23,000 38,658
Shanghai Bailian Group Co. Ltd.,
Class A* 9,200 12,586
Shoprite Holdings Ltd. 5,842 85,780
SMU SA 1,368,776 215,156
Sok Marketler Ticaret A/S 104,328 95,916
SPAR Group Ltd. (The)* 75,440 446,403
Sumber Alfaria Trijaya Tbk. PT 296,000 41,733
Wal-Mart de Mexico SAB de CV 68,600 202,610

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Yonghui Superstores Co. Ltd., Class
A* 14,100 $ 9,272
3,251,240
Containers & Packaging -
0.1%
Cheng Loong Corp. 26,600 16,264
Klabin SA 23,000 76,413
Pantai Indah Kapuk Dua Tbk. PT 24,000 24,066
Pumtech Korea Co. Ltd. 276 13,275
SCG Packaging PCL, NVDR 36,800 21,057
Taiwan Hon Chuan Enterprise Co.
Ltd. 4,857 23,839
Time Technoplast Ltd. 4,186 22,338
Ton Yi Industrial Corp. 26,100 15,871
Youlchon Chemical Co. Ltd. 460 11,361
224,484
Distributors -
0.0%(d)
China Tobacco International HK Co.
Ltd.(a)(b) 6,000 25,185
MBM Resources Bhd. 73,600 79,381
Silicon2 Co. Ltd.* 276 10,289
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 10,341
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 23,098
148,294
Diversified Consumer Services -
0.2%
Advtech Ltd. 17,112 30,869
China East Education Holdings
Ltd.*(b) 23,000 23,879
Fu Shou Yuan International Group
Ltd.(a) 49,000 22,534
Humansoft Holding Co. KSC 38,364 301,020
Lung Yen Life Service Corp.* 8,448 16,614
National Co. for Learning &
Education 736 32,806
New Oriental Education &
Technology Group, Inc. 22,800 101,656
Offcn Education Technology Co. Ltd.,
Class A* 4,700 1,934
TAL Education Group, ADR* 6,854 74,983
Tianli International Holdings Ltd.(b) 50,000 24,968
631,263
Diversified REITs -
0.3%
Axis REIT, REIT 69,644 32,495
Concentradora Fibra Danhos SA de
CV, REIT 372,650 499,743
Fibra Uno Administracion SA de CV,
REIT 59,800 85,340
Growthpoint Properties Ltd., REIT 79,534 62,765
KLCCP Stapled Group, REIT 9,600 19,313
Redefine Properties Ltd., REIT 206,422 55,137
Investments Shares Value
Diversified REITs
(continued)
SK REITs Co. Ltd., REIT 4,738 $ 16,468
Ziraat Gayrimenkul Yatirim Ortakligi
A/S, REIT 16,698 9,946
781,207
Diversified Telecommunication Services -
1.0%
Chief Telecom, Inc. 1,104 16,145
China Tower Corp. Ltd., Class H(b) 101,400 142,089
Chunghwa Telecom Co. Ltd. 50,609 218,731
CITIC Telecom International Holdings
Ltd. 586,000 190,357
Converge Information and
Communications Technology
Solutions, Inc. 47,000 14,406
Emirates Integrated
Telecommunications Co. PJSC 13,771 37,491
Emirates Telecommunications Group
Co. PJSC 45,770 236,009
Hellenic Telecommunications
Organization SA 4,692 85,387
HFCL Ltd. 20,750 17,901
Indus Towers Ltd.* 15,732 65,192
Jasmine Technology Solution PCL,
NVDR* 87,000 87,186
LG Uplus Corp. 3,683 38,854
Magyar Telekom Telecommunications
plc 9,445 47,114
Ooredoo QPSC 29,992 110,874
Operadora De Sites Mexicanos SAB
de CV, Series A-1 13,800 12,123
PT Tower Bersama Infrastructure
Tbk. 120,520 14,319
Railtel Corp. of India Ltd. 3,796 15,927
Rostelecom PJSC‡ 33,770 —
Rostelecom PJSC (Preference)‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 7,532,684 279,243
Saudi Telecom Co. 25,162 282,000
Space42 plc* 44,482 26,400
Tata Communications Ltd. 1,610 31,699
Telecom Egypt Co. 14,030 11,843
Telefonica Brasil SA 17,560 98,738
Telekom Malaysia Bhd. 27,600 43,681
Telkom Indonesia Persero Tbk. PT 1,145,400 200,471
Telkom SA SOC Ltd. 108,008 354,979
TIME dotCom Bhd. 15,400 18,740
Turk Telekomunikasyon A/S* 19,746 26,487
2,724,386
Electric Utilities -
1.2%
Adani Energy Solutions Ltd.* 4,600 42,451
Celsia SA 184,322 207,992
Centrais Eletricas Brasileiras SA 23,000 155,331
Centrais Eletricas Brasileiras SA
(Preference), Class B 4,900 35,797
CESC Ltd. 10,345 20,018
CEZ A/S(a) 2,484 144,517

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Chongqing Three Gorges Water
Conservancy & Electric Power Co.
Ltd., Class A 9,400 $ 8,913
Cia Energetica de Minas Gerais 6,110 16,065
Cia Energetica de Minas Gerais
(Preference) 43,412 80,100
Cia Paranaense de Energia - Copel 14,100 27,804
Cia Paranaense de Energia - Copel
(Preference) 18,400 38,979
CPFL Energia SA 4,700 31,826
Enel Americas SA 316,204 31,327
Enel Chile SA 603,998 38,433
Energisa SA 4,900 39,963
Enerjisa Enerji A/S(b) 7,676 12,244
Engie Energia Chile SA 154,560 187,699
Equatorial Energia SA 30,013 182,644
Federal Grid Co. - Rosseti PJSC
(Registered)*‡ 22,532,366 —
Holding Co. ADMIE IPTO SA 40,434 153,183
Inter RAO UES PJSC*‡ 1,596,292 —
Interconexion Electrica SA ESP 10,718 54,039
Isa Energia Brasil SA (Preference) 9,300 35,997
Korea Electric Power Corp. 5,980 166,231
Manila Electric Co. 8,280 76,224
Mosenergo PJSC*‡ 4,455,000 —
Neoenergia SA 13,800 60,415
Power Grid Corp. of India Ltd. 67,114 222,950
Public Power Corp. SA 5,244 85,529
Reliance Infrastructure Ltd.* 95,358 357,162
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 16,422 64,662
SJVN Ltd. 13,152 14,056
Synergy Grid & Development Phils,
Inc.* 450,800 88,873
Tata Power Co. Ltd. (The) 26,082 118,428
Tenaga Nasional Bhd. 110,400 337,024
Torrent Power Ltd. 1,932 28,892
Transmissora Alianca de Energia
Eletrica SA 5,000 29,793
3,195,561
Electrical Equipment -
1.2%
ABB India Ltd. 843 53,025
AcBel Polytech, Inc. 35,683 33,056
Allis Electric Co. Ltd. 6,477 22,243
Amara Raja Energy & Mobility Ltd. 2,250 24,750
Bharat Heavy Electricals Ltd. 22,356 60,855
Bizlink Holding, Inc. 2,893 88,302
Cenergy Holdings SA 966 11,344
CG Power & Industrial Solutions Ltd. 10,396 78,529
Chicony Power Technology Co. Ltd. 2,551 9,658
China XD Electric Co. Ltd., Class A 5,000 4,553
Chung-Hsin Electric & Machinery
Manufacturing Corp.* 7,728 42,721
CS Wind Corp. 552 18,350
Investments Shares Value
Electrical Equipment
(continued)
CyberPower Systems, Inc. 28,431 $ 221,942
Dongfang Electric Corp. Ltd., Class
A* 5,000 14,042
Dongfang Electric Corp. Ltd., Class
H(a) 9,200 21,728
Doosan Enerbility Co. Ltd.* 6,072 287,225
Doosan Fuel Cell Co. Ltd.* 690 11,643
Ecopro BM Co. Ltd.* 690 55,278
Ecopro Co. Ltd. 1,427 50,729
Ecopro Materials Co. Ltd.* 506 18,608
Elecon Engineering Co. Ltd. 3,552 23,123
Electrical Industries Co. 15,732 37,620
Fangda Carbon New Material Co.
Ltd., Class A 5,300 3,530
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,751
Finolex Cables Ltd. 2,760 27,835
Fortune Electric Co. Ltd. 3,543 79,175
GE Vernova T&D India Ltd. 1,350 42,023
GEM Co. Ltd., Class A 7,300 6,546
Goldwind Science & Technology Co.
Ltd., Class H 5,600 5,001
Graphite India Ltd. 2,629 17,189
Gulf Cables & Electrical Industries
Group Co. KSCP 3,008 20,643
Hangzhou Steam Turbine Power
Group Co. Ltd., Class B 13,900 19,637
Havells India Ltd. 3,404 58,312
HBL Engineering Ltd. 4,272 28,637
HD Hyundai Electric Co. Ltd. 347 125,358
Hitachi Energy India Ltd. 203 46,568
Hyosung Heavy Industries Corp. 46 40,666
Iljin Electric Co. Ltd. 611 18,747
Inox Wind Ltd.* 14,440 24,848
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 8,665
KEI Industries Ltd. 968 42,480
Korea Electric Terminal Co. Ltd. 2,898 138,547
LG Energy Solution Ltd.* 598 164,937
LS Corp. 644 80,477
LS Electric Co. Ltd. 184 41,197
LS Materials Ltd.* 2,438 18,881
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 6,944
NARI Technology Co. Ltd., Class A 9,700 29,506
Ningbo Deye Technology Co. Ltd.,
Class A 1,764 12,532
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 3,496 10,843
Polycab India Ltd. 966 75,219
POSCO Future M Co. Ltd.* 514 52,816
REPT BATTERO Energy Co. Ltd.,
Class H* 9,200 13,642
Riyadh Cables Group Co. 720 25,183
RR Kabel Ltd. 1,380 22,682
Sanil Electric Co. Ltd. 276 23,524

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Schneider Electric Infrastructure Ltd.* 1,400 $ 16,028
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 25,959
Shihlin Electric & Engineering Corp. 5,136 30,715
Shinsung Delta Tech Co. Ltd. 368 17,885
SK IE Technology Co. Ltd.*(b) 644 12,887
State Grid Yingda Co. Ltd., Class A 18,400 13,609
Suzlon Energy Ltd.* 175,168 123,179
Ta Ya Electric Wire & Cable 16,626 19,440
Taihan Electric Wire Co. Ltd.* 1,021 11,581
Tatung Co. Ltd. 29,275 35,064
TBEA Co. Ltd., Class A 15,350 28,831
Teco Electric and Machinery Co. Ltd. 22,000 37,591
Transformers & Rectifiers India Ltd. 2,622 15,301
Triveni Turbine Ltd. 2,700 18,472
V-Guard Industries Ltd. 4,754 20,734
Voltronic Power Technology Corp. 1,000 39,534
Walsin Lihwa Corp. 58,163 43,845
WEG SA 22,700 150,467
Xi'An Shaangu Power Co. Ltd., Class
A 9,200 11,268
XTC New Energy Materials Xiamen
Co. Ltd., Class A 1,021 6,984
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 4,840 29,728
Zhuhai CosMX Battery Co. Ltd.,
Class A 5,106 9,583
3,242,550
Electronic Equipment, Instruments & Components -
3.6%
AAC Technologies Holdings, Inc. 13,000 66,159
Ability Opto-Electronics Technology
Co. Ltd. 3,072 12,042
All Ring Tech Co. Ltd. 2,000 25,262
Asia Optical Co., Inc. 7,296 31,900
AUO Corp. 83,050 33,390
Aurora Corp. 4,316 8,271
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 30,210
BOE Technology Group Co. Ltd.,
Class A 56,400 31,678
Cal-Comp Electronics Thailand PCL,
NVDR 131,600 26,779
Chang Wah Electromaterials, Inc. 10,200 13,328
Channel Well Technology Co. Ltd. 75,289 225,760
Cheng Uei Precision Industry Co.
Ltd. 117,290 224,383
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 15,908
China Railway Signal &
Communication Corp. Ltd., Class
H(b) 52,000 22,787
Chin-Poon Industrial Co. Ltd. 133,684 158,105
Chroma ATE, Inc. 6,603 95,237
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Chunghwa Precision Test Tech Co.
Ltd. 720 $ 20,577
Compeq Manufacturing Co. Ltd. 33,000 72,639
Coretronic Corp. 9,168 25,064
Daeduck Electronics Co. Ltd. 2,208 38,052
Daejoo Electronic Materials Co. Ltd. 460 24,479
DataTec Ltd. 76,769 253,965
Delta Electronics Thailand PCL,
NVDR 64,500 288,158
Delta Electronics, Inc. 27,760 527,345
Dynapack International Technology
Corp. 2,935 22,715
E Ink Holdings, Inc. 14,429 99,585
Elite Material Co. Ltd. 5,163 191,142
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 47,586 16,936
First Hi-Tec Enterprise Co. Ltd. 2,000 17,790
FLEXium Interconnect, Inc.* 8,432 18,504
Fositek Corp. 1,000 30,522
Foxconn Industrial Internet Co. Ltd.,
Class A 13,800 66,401
Foxconn Technology Co. Ltd. 22,261 48,404
Fulltech Fiber Glass Corp.* 9,000 16,464
General Interface Solution GIS
Holding Ltd.* 11,191 17,228
Genius Electronic Optical Co. Ltd. 2,150 31,226
Genus Power Infrastructures Ltd. 5,088 20,698
Global Brands Manufacture Ltd. 105,552 408,451
GoerTek, Inc., Class A 3,800 12,161
Gold Circuit Electronics Ltd. 5,240 65,747
Hannstar Board Corp. 99,772 244,687
HannStar Display Corp.* 23,288 5,586
Hanwha Vision Co. Ltd.* 460 20,499
Holy Stone Enterprise Co. Ltd. 3,250 8,722
Hon Hai Precision Industry Co. Ltd. 291,904 1,740,813
Honeywell Automation India Ltd. 52 23,014
I-Chiun Precision Industry Co. Ltd. 3,054 7,214
Innolux Corp. 96,000 37,149
IRICO Display Devices Co. Ltd.,
Class A* 13,800 11,799
IsuPetasys Co. Ltd. 987 46,261
ITEQ Corp. 6,096 20,730
ITMAX SYSTEM Bhd. 13,800 12,975
JNTC Co. Ltd.* 799 9,449
Kaynes Technology India Ltd.* 535 37,695
KCE Electronics PCL, NVDR 252,500 191,616
Kingboard Holdings Ltd. 20,500 73,382
Kingboard Laminates Holdings Ltd. 27,500 35,382
Largan Precision Co. Ltd. 1,400 110,931
LG Display Co. Ltd.* 5,751 44,953
LG Innotek Co. Ltd. 322 36,338
Lingyi iTech Guangdong Co., Class A 6,500 8,142
Lotes Co. Ltd. 1,500 71,363
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 42,268

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
MH Development Ltd.*‡ 22,000 $ —
Nan Ya Printed Circuit Board Corp. 5,664 33,683
Nationgate Holdings Bhd. 392,200 142,535
Nichidenbo Corp. 64,025 162,811
Pan-International Industrial Corp. 20,845 30,170
Park Systems Corp. 138 27,465
PG Electroplast Ltd. 644 5,967
Primax Electronics Ltd. 14,600 35,610
Promate Electronic Co. Ltd. 88,705 178,019
Quest Holdings SA(a) 8,418 70,527
Raytron Technology Co. Ltd., Class A 343 3,119
Redington Ltd. 18,032 51,503
RoboSense Technology Co. Ltd.* 4,900 19,132
Samsung Electro-Mechanics Co. Ltd. 1,288 138,106
Samsung SDI Co. Ltd. 894 129,575
Scientech Corp. 1,000 11,358
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 736 13,434
Shengyi Technology Co. Ltd., Class A 4,900 29,238
Simplo Technology Co. Ltd. 4,656 63,957
Sinbon Electronics Co. Ltd. 4,561 37,286
Solomon Technology Corp. 3,078 14,180
SOLUM Co. Ltd.* 14,720 175,455
Sunny Optical Technology Group
Co. Ltd. 10,600 98,776
SUPCON Technology Co. Ltd., Class
A 1,702 11,320
Supreme Electronics Co. Ltd. 198,160 280,169
Synnex Technology International
Corp. 36,401 80,979
Syrma SGS Technology Ltd. 1,656 14,292
Taiwan Surface Mounting Technology
Corp. 6,816 24,206
Taiwan Union Technology Corp. 4,128 37,757
TCL Technology Group Corp., Class
A 36,260 22,181
Test Research, Inc. 4,350 21,205
Thinking Electronic Industrial Co. Ltd. 2,688 12,203
Tong Hsing Electronic Industries Ltd. 2,783 9,511
TPK Holding Co. Ltd. 9,050 9,976
Tripod Technology Corp. 14,000 131,334
TXC Corp. 4,608 12,968
Unimicron Technology Corp. 21,910 100,934
Unisplendour Corp. Ltd., Class A 4,600 15,815
Unitech Printed Circuit Board Corp.* 239,446 225,026
Universal Microwave Technology, Inc. 1,000 10,738
VS Industry Bhd. 46,065 8,695
Wah Lee Industrial Corp. 69,810 219,856
Walsin Technology Corp. 5,952 16,930
Wasion Holdings Ltd. 184,000 199,704
Weikeng Industrial Co. Ltd.* 162,860 185,518
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 71,741
WT Microelectronics Co. Ltd. 21,650 100,099
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Wuhan Guide Infrared Co. Ltd., Class
A* 14,100 $ 23,014
Yageo Corp. 10,797 191,722
Zero One Technology Co. Ltd. 2,000 7,739
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 11,755
Zhen Ding Technology Holding Ltd. 17,150 72,111
9,797,824
Energy Equipment & Services -
0.3%
Ades Holding Co. 6,532 21,941
ADNOC Drilling Co. PJSC 32,649 51,910
Arabian Drilling Co. 598 11,972
Bumi Armada Bhd. 1,108,600 114,369
China Oilfield Services Ltd., Class A 5,000 9,676
China Oilfield Services Ltd., Class H 18,000 15,959
China Petroleum Engineering Corp.,
Class A* 27,800 13,257
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 8,352
Dayang Enterprise Holdings Bhd. 262,200 113,118
Dialog Group Bhd. 79,100 32,456
Gulf International Services QSC 572,240 520,533
NMDC Energy 6,992 5,006
Offshore Oil Engineering Co. Ltd.,
Class A 23,500 18,002
Yinson Holdings Bhd. 39,688 21,775
958,326
Entertainment -
0.7%
China Film Group Co. Ltd., Class A 9,200 16,986
China Ruyi Holdings Ltd.*(a) 132,000 52,800
CJ ENM Co. Ltd.* 506 23,935
Damai Entertainment Holdings Ltd.* 130,000 18,382
HYBE Co. Ltd. 276 51,645
International Games System Co. Ltd. 3,640 95,855
iQIYI, Inc., ADR*(a) 182,436 335,682
JYP Entertainment Corp. 480 25,163
Kakao Games Corp.* 828 10,257
Kingsoft Corp. Ltd. 16,600 75,599
Krafton, Inc.* 460 108,963
Maoyan Entertainment(a)(b) 128,800 127,816
MD Entertainment Tbk. PT* 122,755 12,682
Nazara Technologies Ltd.* 1,196 18,451
NCSoft Corp. 92 12,850
NetEase Cloud Music, Inc.*(b) 950 30,739
NetEase, Inc. 24,900 648,352
Netmarble Corp.(b) 276 11,862
Pearl Abyss Corp.* 368 10,362
Perfect World Co. Ltd., Class A 4,100 8,294
PVR Inox Ltd.* 1,104 12,600
Saregama India Ltd. 1,900 10,483
SHIFT UP Corp.* 322 9,717
SM Entertainment Co. Ltd. 144 13,821
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 460 15,391

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Tencent Music Entertainment Group,
Class A 14,554 $ 153,512
Tips Music Ltd. 1,840 12,364
Wemade Co. Ltd.* 388 8,785
XD, Inc.(b) 6,000 40,051
XPEC Entertainment, Inc.*‡ 14,800 —
YG Entertainment, Inc. 423 25,957
1,999,356
Financial Services -
1.4%
Aavas Financiers Ltd.* 1,894 37,284
Aditya Birla Capital Ltd.* 13,950 40,871
Aptus Value Housing Finance India
Ltd. 6,532 24,432
Bajaj Finserv Ltd. 5,520 122,752
Bajaj Holdings & Investment Ltd. 449 71,569
Bajaj Housing Finance Ltd.* 7,176 9,328
Borusan Yatirim ve Pazarlama A/S 230 11,853
Can Fin Homes Ltd. 2,250 19,314
Chailease Holding Co. Ltd. 38,828 150,902
Corp. Financiera Colombiana SA* 6,762 28,476
CSSC Hong Kong Shipping Co. Ltd.
(b) 552,000 152,591
Destek Finans Faktoring A/S* 1,288 17,007
E-Finance for Digital & Financial
Investments 67,298 16,904
Far East Horizon Ltd. 51,000 51,975
Fawry for Banking & Payment
Technology Services SAE* 44,933 11,888
FirstRand Ltd. 136,620 585,239
Grupo de Inversiones Suramericana
SA (Preference) 4,991 45,243
Home First Finance Co. India Ltd.(b) 1,932 26,731
Housing & Urban Development Corp.
Ltd. 7,450 18,053
IFCI Ltd.* 28,842 18,820
IIFL Finance Ltd.* 104,236 568,725
India Shelter Finance Corp. Ltd. 1,012 10,593
Indian Railway Finance Corp. Ltd.(b) 26,188 38,368
Indian Renewable Energy
Development Agency Ltd.* 2,530 4,257
Jio Financial Services Ltd.* 42,136 158,373
JSW Holdings Ltd.* 94 21,252
L&T Finance Ltd. 11,562 26,739
LIC Housing Finance Ltd. 8,786 58,780
Meritz Financial Group, Inc. 2,070 172,848
National Investments Co. KSCP 146,648 117,894
One 97 Communications Ltd.* 3,818 47,479
Piramal Enterprises Ltd. 1,886 26,951
PNB Housing Finance Ltd.*(b) 1,056 11,889
Power Finance Corp. Ltd. 33,534 156,934
REC Ltd. 30,038 135,516
Remgro Ltd. 11,270 103,710
Sammaan Capital Ltd. 300,334 435,011
SY Holdings Group Ltd.(b) 12,000 21,462
Investments Shares Value
Financial Services
(continued)
Turkiye Sinai Kalkinma Bankasi A/S* 458,482 $ 155,527
Yuanta Financial Holding Co. Ltd. 184,017 192,355
3,925,895
Food Products -
2.1%
Agthia Group PJSC 113,758 132,244
Alfa SAB de CV, Class A(a) 87,400 64,151
Alicorp SAA 105,800 281,748
Almarai Co. JSC 5,842 74,600
Anjoy Foods Group Co. Ltd., Class A 500 5,130
AVI Ltd. 5,424 28,166
AWL Agri Business Ltd.* 3,312 9,914
Balrampur Chini Mills Ltd. 3,850 25,801
Betagro PCL 24,400 13,215
Bombay Burmah Trading Co. 7,912 171,321
BRF SA 9,600 34,380
Britannia Industries Ltd. 1,840 121,219
CCL Products India Ltd. 2,597 25,284
Century Pacific Food, Inc. 17,700 11,227
Charoen Pokphand Enterprise 4,272 16,603
Charoen Pokphand Foods PCL,
NVDR 79,100 55,186
Charoen Pokphand Indonesia Tbk.
PT 102,580 30,734
Cherkizovo Group PJSC‡ 2,594 —
China Feihe Ltd.(b) 92,000 54,731
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 79,000 164,843
China Youran Dairy Group Ltd.*(b) 460,000 216,815
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,682
Cisarua Mountain Dairy PT Tbk. 36,800 11,160
CJ CheilJedang Corp. 141 25,571
COFCO Sugar Holding Co. Ltd.,
Class A 9,200 12,522
Daesang Corp. 7,084 120,297
Farm Fresh Bhd. 23,000 9,383
Formosa Oilseed Processing Co. Ltd. 4,000 4,034
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 28,151
Genting Plantations Bhd. 13,800 15,887
Godrej Agrovet Ltd.(b) 414 4,004
Great Wall Enterprise Co. Ltd. 24,650 50,378
Gruma SAB de CV, Class B 2,856 49,455
Grupo Bimbo SAB de CV, Class A,
Series A(a) 21,068 61,251
Guan Chong Bhd. 397,133 106,151
Guangdong Haid Group Co. Ltd.,
Class A 1,900 14,903
Heilongjiang Agriculture Co. Ltd.,
Class A 5,500 11,424
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 9,264
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 42,400 25,252
Indofood Sukses Makmur Tbk. PT 82,800 42,897

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 $ 21,721
IOI Corp. Bhd. 32,900 29,082
Japfa Comfeed Indonesia Tbk. PT 1,991,800 193,673
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 9,400 12,676
Johor Plantations Group Bhd. 335,800 99,992
Jonjee Hi-Tech Industrial and
Commercial Holding Co. Ltd.,
Class A 4,600 12,029
Juhayna Food Industries* 117,024 69,150
Kim Loong Resources Bhd. 23,000 12,673
Kuala Lumpur Kepong Bhd. 9,392 43,117
Leong Hup International Bhd.(b) 611,800 86,785
Lian HWA Food Corp. 2,013 9,307
Lien Hwa Industrial Holdings Corp. 19,619 29,842
Lotte Wellfood Co. Ltd. 874 77,770
LT Foods Ltd. 3,911 21,718
Lydia Yesil Enerji Kaynaklari
Anonimsirketi* 46 14,284
M Dias Branco SA 41,500 180,201
Marfrig Global Foods SA 4,700 17,881
Marico Ltd. 9,430 76,410
Monde Nissin Corp.(b) 119,600 15,336
Mrs Bectors Food Specialities Ltd.(b) 1,104 19,047
Muyuan Foods Co. Ltd., Class A 9,320 60,070
National Agriculture Development
Co. (The)* 6,578 36,090
Nestle India Ltd. 5,244 134,556
Nestle Malaysia Bhd. 700 14,456
New Hope Liuhe Co. Ltd., Class A 4,300 5,751
NongShim Co. Ltd. 53 14,790
Orion Corp. 552 44,302
Orion Holdings Corp. 7,866 126,770
Otoki Corp. 644 185,055
Patanjali Foods Ltd. 1,012 21,646
PPB Group Bhd. 18,680 41,302
QL Resources Bhd. 33,392 33,275
Samyang Foods Co. Ltd. 53 55,110
Sao Martinho SA 49,500 153,313
Sarawak Oil Palms Bhd. 96,600 75,876
Saudia Dairy & Foodstuff Co. 294 20,613
SD Guthrie Bhd. 28,203 31,542
SLC Agricola SA 73,600 240,971
Tata Consumer Products Ltd. 9,371 114,807
Thai Union Group PCL, NVDR 85,500 29,041
Thai Vegetable Oil PCL, NVDR 170,000 118,085
Thaifoods Group PCL, NVDR 1,099,400 166,188
Tiger Brands Ltd. 3,818 64,082
Tingyi Cayman Islands Holding Corp. 36,000 53,106
Tres Tentos Agroindustrial SA 46,000 111,990
Triputra Agro Persada PT 1,518,000 133,765
Triveni Engineering & Industries Ltd. 4,263 16,734
Ulker Biskuvi Sanayi A/S 6,672 18,014
Investments Shares Value
Food Products
(continued)
Uni-President China Holdings Ltd. 28,000 $ 35,419
Uni-President Enterprises Corp. 74,479 197,629
United Plantations Bhd. 3,200 16,251
Universal Robina Corp. 13,770 20,891
Want Want China Holdings Ltd. 47,000 33,948
Yihai International Holding Ltd.(a) 15,000 25,834
Zad Holding Co. 828 3,327
Zydus Wellness Ltd. 882 20,430
5,662,701
Gas Utilities -
0.4%
Adani Total Gas Ltd. 2,567 17,703
Aygaz A/S 19,918 80,128
Beijing Enterprises Holdings Ltd. 8,500 35,570
China Gas Holdings Ltd. 55,200 58,013
China Resources Gas Group Ltd. 18,400 46,457
ENN Energy Holdings Ltd. 18,900 154,209
GAIL India Ltd. 64,584 130,998
Great Taipei Gas Co. Ltd. 25,547 25,763
Grupo Energia Bogota SA ESP 64,952 46,003
Gujarat Gas Ltd. 2,679 13,472
Gujarat State Petronet Ltd. 1,242 4,470
Indraprastha Gas Ltd. 4,710 11,025
Korea Gas Corp. 999 30,940
Kunlun Energy Co. Ltd. 92,000 88,718
Mahanagar Gas Ltd.(b) 1,794 27,813
National Gas & Industrialization Co. 1,155 23,386
Perusahaan Gas Negara Tbk. PT 154,790 15,333
Petronas Gas Bhd. 13,800 58,177
Towngas Smart Energy Co. Ltd. 434,290 221,294
1,089,472
Ground Transportation -
0.4%
ANE Cayman, Inc.* 253,000 262,669
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 63,200 47,447
BTS Group Holdings PCL, NVDR* 9,948 1,072
China Railway Special Cargo
Logistics Co. Ltd., Class A 18,400 10,974
Container Corp. of India Ltd. 5,483 36,191
Daqin Railway Co. Ltd., Class A 37,400 34,005
Full Truck Alliance Co. Ltd., ADR(a) 11,224 129,637
GMexico Transportes SAB de CV(a)
(b) 9,400 16,225
Guangshen Railway Co. Ltd., Class A 27,600 11,396
GUR-Sel Turizm Tasimacilik ve
Servis Ticaret A/S 8,280 61,397
LDR Turizm A/S 1,702 9,568
Localiza Rent a Car SA 23,606 146,016
Lotte Rental Co. Ltd. 4,876 110,578
Lumi Rental Co.* 1,242 20,048
Rumo SA 18,400 54,360
United International Transportation
Co. 1,012 18,885
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA 174,800 119,894
1,090,362

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies -
0.2%
Angelalign Technology, Inc.(a)(b) 2,000 $ 15,032
Classys, Inc. 144 6,002
Dentium Co. Ltd. 2,720 126,507
Hartalega Holdings Bhd. 21,400 7,326
HLB, Inc.* 1,886 65,278
Kossan Rubber Industries Bhd. 35,000 11,243
Microport Scientific Corp.*(a) 25,598 46,370
Poly Medicure Ltd. 850 18,803
SD Biosensor, Inc. 2,714 19,609
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 55,200 48,590
Shanghai Conant Optical Co. Ltd.,
Class H 3,500 19,529
Shanghai MicroPort MedBot Group
Co. Ltd., Class H*(a) 8,500 23,713
Sri Trang Gloves Thailand PCL,
NVDR 4,200 906
Supermax Corp. Bhd.* 57,600 7,631
TaiDoc Technology Corp. 2,900 12,048
Top Glove Corp. Bhd.* 41,400 6,649
435,236
Health Care Providers & Services -
1.1%
Al Hammadi Holding 1,840 17,777
Almoosa Health Co. 460 21,706
Apollo Hospitals Enterprise Ltd. 1,656 141,745
Aster DM Healthcare Ltd.(b) 1,518 10,482
Bangkok Chain Hospital PCL, NVDR 20,800 8,911
Bangkok Dusit Medical Services
PCL, NVDR 81,600 53,684
Bumrungrad Hospital PCL, NVDR 4,900 25,490
Chabiotech Co. Ltd.* 537 4,294
Chularat Hospital PCL, NVDR 700 37
Dallah Healthcare Co. 585 21,210
Dr Lal PathLabs Ltd.(b) 822 29,567
Dr Sulaiman Al Habib Medical
Services Group Co. 1,426 99,677
Fleury SA 82,800 212,230
Fortis Healthcare Ltd. 7,288 71,338
Genertec Universal Medical Group
Co. Ltd.(b) 299,000 244,913
Global Health Ltd.* 1,978 29,607
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 4,600 17,177
Gushengtang Holdings Ltd.(a) 4,800 21,860
Hanmi Science Co. Ltd. 552 20,181
Hapvida Participacoes e
Investimentos SA*(b) 7,733 45,678
HealthyWay, Inc.* 5,500 5,374
Hygeia Healthcare Holdings Co.
Ltd.*(a)(b) 10,200 22,219
IHH Healthcare Bhd. 36,800 57,379
Jinxin Fertility Group Ltd.*(a)(b) 50,000 21,210
Investments Shares Value
Health Care Providers & Services
(continued)
Jointown Pharmaceutical Group Co.
Ltd., Class A 18,400 $ 13,711
KPJ Healthcare Bhd. 49,024 29,771
Krishna Institute of Medical Sciences
Ltd.*(b) 4,320 37,046
Life Healthcare Group Holdings Ltd. 535,348 396,422
Max Healthcare Institute Ltd. 9,568 136,095
Medikaloka Hermina Tbk. PT(b) 178,894 17,177
Metropolis Healthcare Ltd.*(b) 1,104 25,147
Middle East Healthcare Co. 782 11,758
Mitra Keluarga Karyasehat Tbk.
PT(b) 100,200 14,493
MLP Saglik Hizmetleri A/S, Class
B*(b) 21,160 199,778
Mouwasat Medical Services Co. 1,932 39,144
Narayana Hrudayalaya Ltd.(b) 1,200 26,236
National Medical Care Co. 782 33,856
Netcare Ltd. 477,894 363,392
New Horizon Health Ltd.*‡(b) 4,000 932
Odontoprev SA 13,990 30,011
Pure Health Holding PJSC 25,208 20,657
Rainbow Children's Medicare Ltd. 1,794 31,219
Ramkhamhaeng Hospital PCL,
NVDR 600 327
Rede D'Or Sao Luiz SA(b) 18,400 106,813
Saudi Chemical Co. Holding 13,754 27,977
Sejahteraraya Anugrahjaya Tbk. PT* 46,000 13,950
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 7,003 17,648
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 23,323
Sinopharm Group Co. Ltd., Class
H(a) 36,800 88,414
Topchoice Medical Corp., Class A 700 4,480
Universal Vision Biotechnology Co.
Ltd. 2,226 15,028
Vijaya Diagnostic Centre Ltd. 1,564 19,194
2,947,745
Health Care Technology -
0.0%(d)
Inventurus Knowledge Solutions Ltd.* 506 9,167
Lunit, Inc.* 322 10,913
20,080
Hotels, Restaurants & Leisure -
1.9%
Abu Dhabi National Hotels 3,339,278 454,559
Advent Hotels International Pvt Ltd.*‡ 7,806 27,866
Alsea SAB de CV* 198,260 595,354
Ambassador Hotel (The) 72,288 101,478
Americana Restaurants International
plc - Foreign Co. 42,872 25,095
Asset World Corp. PCL, NVDR 352,400 22,645
Atour Lifestyle Holdings Ltd., ADR 942 31,858
Central Plaza Hotel PCL 1,600 1,395
Central Plaza Hotel PCL, NVDR 15,100 13,169
Chagee Holdings Ltd., ADR* 368 8,136
Chalet Hotels Ltd.* 2,045 21,240

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Devyani International Ltd.* 5,106 $ 9,507
DigiPlus Interactive Corp. 46,920 20,270
DoubleUGames Co. Ltd. 3,956 159,746
DPC Dash Ltd.* 2,200 23,822
EIH Ltd. 4,500 19,290
Eternal Ltd.* 67,252 236,307
Genting Bhd. 65,400 47,996
Genting Malaysia Bhd. 70,000 32,169
Grand Korea Leisure Co. Ltd. 2,116 23,696
Guming Holdings Ltd.*(a) 6,800 20,010
H World Group Ltd. 23,000 71,783
Haidilao International Holding Ltd.(b) 28,164 49,942
Hana Tour Service, Inc. 368 14,329
Hanjin Kal Corp. 460 36,221
Indian Hotels Co. Ltd. (The), Class A 14,122 119,418
Intralot SA-Integrated Information
Systems & Gaming Services*(a) 7,896 10,031
ITC Hotels Ltd.* 10,350 27,228
Jabal Omar Development Co.* 8,464 45,218
Jahez International Co.* 1,794 12,722
Jollibee Foods Corp. 3,210 11,941
Jubilant Foodworks Ltd. 6,820 51,034
Kangwon Land, Inc. 1,822 24,555
Leejam Sports Co. JSC 499 18,903
Lemon Tree Hotels Ltd.*(b) 19,505 33,353
Lion Travel Service Co. Ltd. 29,000 142,340
Lotte Tour Development Co. Ltd.* 966 12,141
Meituan, Class B*(b) 75,400 1,167,980
Minor International PCL, NVDR 44,400 33,966
Mixue Group, Class H* 400 23,949
OPAP SA 2,524 56,795
Paradise Co. Ltd. 19,089 249,280
Petrokent Turizm A/S* 2,070 11,825
Sapphire Foods India Ltd.* 4,000 14,457
Seera Group Holding* 6,164 42,527
Shanghai Jinjiang International
Hotels Co. Ltd., Class A 4,600 14,447
Smartfit Escola de Ginastica e Danca
SA 4,895 18,116
Southern Sun Ltd. 273,194 143,075
Swiggy Ltd.* 2,944 13,569
TAB Gida Sanayi ve Ticaret A/S 2,346 11,559
Talabat Holding plc 62,974 21,602
Tbo Tek Ltd.* 828 12,804
Tongcheng Travel Holdings Ltd.(b) 18,800 47,180
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 21,000 33,600
Trip.com Group Ltd. 7,900 495,134
Wowprime Corp. 1,654 12,690
Yum China Holdings, Inc. 4,876 227,612
5,228,934
Household Durables -
0.9%
Ability Enterprise Co. Ltd.* 6,000 12,061
Investments Shares Value
Household Durables
(continued)
Amber Enterprises India Ltd.* 239 $ 21,727
Arcelik A/S* 2,915 8,984
Beijing Roborock Technology Co.
Ltd., Class A 515 12,412
Cello World Ltd. 3,266 22,178
Coway Co. Ltd. 1,242 97,529
Crompton Greaves Consumer
Electricals Ltd. 6,674 24,609
Cuckoo Holdings Co. Ltd. 3,818 83,419
Cury Construtora e Incorporadora SA 50,600 266,080
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 101,200 443,226
Direcional Engenharia SA 48,100 334,983
Dixon Technologies India Ltd.(b) 499 95,934
Eureka Forbes Ltd.* 1,960 12,489
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,200 58,350
Haier Smart Home Co. Ltd., Class A 14,900 51,456
Haier Smart Home Co. Ltd., Class H 55,000 173,057
Hanssem Co. Ltd. 644 21,779
Hisense Home Appliances Group Co.
Ltd., Class H(a) 10,000 28,790
Hisense Visual Technology Co. Ltd.,
Class A* 4,700 14,859
Jason Furniture Hangzhou Co. Ltd.,
Class A 4,600 16,244
KingClean Electric Co. Ltd., Class A 4,600 14,722
LG Electronics, Inc. 2,576 143,772
LG Electronics, Inc. (Preference) 584 16,297
Merry Electronics Co. Ltd. 87,005 332,308
Midea Group Co. Ltd., Class A 13,800 134,664
Nien Made Enterprise Co. Ltd. 3,000 43,169
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd., Class A 9,600 6,006
Sichuan Changhong Electric Co.
Ltd., Class A 9,200 12,611
Symphony Ltd. 564 7,178
Taiwan Sakura Corp. 5,000 14,423
TCL Electronics Holdings Ltd. 37,000 47,888
Whirlpool of India Ltd.* 1,978 30,136
2,603,340
Household Products -
0.0%(d)
Blue Moon Group Holdings Ltd.(b) 25,000 12,070
Jyothy Labs Ltd.* 5,039 19,121
Kimberly-Clark de Mexico SAB de
CV, Class A 24,518 45,784
Opple Lighting Co. Ltd., Class A 4,600 11,838
Unilever Indonesia Tbk. PT 115,000 11,951
100,764
Independent Power and Renewable Electricity Producers
-
1.4%
Aboitiz Power Corp. 29,900 22,143
ACEN Corp. 368,000 15,772
ACWA Power Co.* 2,069 121,346

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Adani Green Energy Ltd.* 5,566 $ 62,568
Adani Power Ltd.* 16,974 113,956
Aksa Enerji Uretim A/S, Class B* 3,760 3,690
Auren Energia SA 133,700 221,379
B Grimm Power PCL, NVDR 69,700 24,954
Banpu Power PCL, NVDR 255,500 62,155
Barito Renewables Energy Tbk. PT 188,600 89,687
BCPG PCL, NVDR 421,900 86,497
CECEP Solar Energy Co. Ltd., Class
A 23,000 14,453
CGN New Energy Holdings Co. Ltd. 460,000 142,981
CGN Power Co. Ltd., Class A 34,600 17,702
CGN Power Co. Ltd., Class H(b) 138,000 51,860
China Longyuan Power Group Corp.
Ltd., Class H(a) 61,000 55,094
China National Nuclear Power Co.
Ltd., Class A 29,900 38,202
China Power International
Development Ltd.(a) 138,000 54,145
China Resources Power Holdings
Co. Ltd.(a) 50,000 123,949
China Three Gorges Renewables
Group Co. Ltd., Class A 14,100 8,488
China Yangtze Power Co. Ltd., Class
A 27,600 106,825
CK Power PCL, NVDR 4,200 337
Colbun SA 169,138 24,873
Datang International Power
Generation Co. Ltd., Class A 48,300 22,831
Datang International Power
Generation Co. Ltd., Class H(a) 36,000 9,080
Electricity Generating PCL, NVDR 4,900 16,568
Eneva SA* 18,400 44,204
Engie Brasil Energia SA 5,600 39,940
Fujian Funeng Co. Ltd., Class A 3,340 4,388
GD Power Development Co. Ltd.,
Class A 42,500 27,061
Global Power Synergy PCL, NVDR 4,600 4,715
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 3,175
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,467
Gulf Development PCL, NVDR* 93,071 134,566
HD Renewable Energy Co. Ltd. 2,704 17,032
Huadian Power International Corp.
Ltd., Class A 26,500 19,526
Huadian Power International Corp.
Ltd., Class H 38,000 20,428
Huaneng Power International, Inc.,
Class A 23,700 24,152
Huaneng Power International, Inc.,
Class H 94,000 63,824
Hubei Energy Group Co. Ltd., Class
A 8,700 5,528
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 $ 5,491
J&V Energy Technology Co. Ltd.* 1,892 8,716
Jaiprakash Power Ventures Ltd.* 1,853,846 444,421
Jilin Electric Power Co. Ltd., Class A 19,400 13,917
JSW Energy Ltd. 8,510 50,036
KPI Green Energy Ltd.(b) 2,714 15,886
Malakoff Corp. Bhd. 970,600 203,678
Margun Enerji Uretim Sanayi ve
Ticaret A/S* 11,408 12,281
Mega First Corp. Bhd. 217,400 185,032
NHPC Ltd. 53,314 50,667
NLC India Ltd. 8,784 24,292
NTPC Green Energy Ltd.* 8,050 9,582
NTPC Ltd. 67,344 256,964
OGK-2 PJSC*‡ 11,431,280 —
Orygen Peru SAA 28,566 20,153
Pertamina Geothermal Energy PT(b) 166,704 16,767
Ratch Group PCL, NVDR 24,000 19,461
Reliance Power Ltd.* 110,584 66,566
SDIC Power Holdings Co. Ltd., Class
A 8,600 18,831
Serena Energia SA* 13,800 29,209
Shandong Hi-Speed Holdings Group
Ltd.*(a) 19,500 43,521
Shanghai Electric Power Co. Ltd.,
Class A 10,000 13,166
Shenergy Co. Ltd., Class A 4,900 5,566
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 9,594
Shinfox Energy Co. Ltd. 4,749 13,095
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 20,374
Sichuan New Energy Power Co. Ltd.,
Class A 9,200 12,816
SP New Energy Corp.* 4,692,000 119,044
Unipro PAO*‡ 5,337,000 —
Xinyi Energy Holdings Ltd.(a) 949,869 151,253
Zhejiang Provincial New Energy
Investment Group Co. Ltd., Class
A 13,800 14,370
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 20,780
3,799,070
Industrial Conglomerates -
1.8%
3M India Ltd. 53 18,608
Aboitiz Equity Ventures, Inc. 56,390 30,644
AG Anadolu Grubu Holding A/S 3,478 23,990
Alarko Holding A/S 5,336 12,350
Alliance Global Group, Inc. 1,306,400 172,447
Alpha Dhabi Holding PJSC 40,204 136,162
AntarChile SA 920 6,700
Apar Industries Ltd. 240 24,404
Astra Industrial Group Co. 693 25,883

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Industrial Conglomerates
(continued)
Astra International Tbk. PT 446,200 $ 138,294
Ayala Corp. 6,440 65,137
Bidvest Group Ltd. 8,464 111,370
China Baoan Group Co. Ltd., Class
A* 9,200 11,639
CITIC Ltd. 121,000 181,577
CJ Corp. 322 36,036
DMCI Holdings, Inc. 121,000 21,283
Doosan Co. Ltd. 138 59,805
Doosan Co. Ltd. (Preference) 46 13,218
Dubai Investments PJSC 48,300 38,923
Far Eastern New Century Corp. 92,000 88,463
Fosun International Ltd. 25,000 17,261
Godrej Industries Ltd.* 1,296 16,976
Grupo Carso SAB de CV, Series
A1(a) 9,200 65,734
GS Holdings Corp. 1,426 50,694
GT Capital Holdings, Inc. 1,020 10,483
Hanwha Corp. 782 56,276
HAP Seng Consolidated Bhd. 32,200 19,328
Hong Leong Industries Bhd. 27,600 84,515
Hyosung Corp. 2,938 184,314
Industries Qatar QSC 37,490 136,842
International Holding Co. PJSC* 10,212 1,115,143
JG Summit Holdings, Inc. 93,011 33,484
KOC Holding A/S 14,214 62,784
LG Corp. 2,852 162,877
Lotte Corp. 506 10,271
LT Group, Inc. 98,000 21,941
LX Holdings Corp. 18,906 113,561
Metlen Energy & Metals SA 2,628 145,521
Modon Holding PSC* 82,708 85,565
Multiply Group PJSC* 52,302 39,158
National Industries Group Holding
SAK 39,530 31,908
Nava Ltd. 7,314 52,564
Opus Global Nyrt.(a) 125,994 207,092
Quinenco SA 4,414 16,906
Samsung C&T Corp. 1,984 241,061
San Miguel Corp. 15,700 19,352
Shanghai Industrial Holdings Ltd. 148,000 276,392
Siemens Ltd. 1,380 47,787
Sime Darby Bhd. 36,600 13,988
SK Square Co. Ltd.* 2,024 221,986
SK, Inc. 782 114,469
SM Investments Corp. 6,440 90,088
Sunway Bhd. 44,200 49,019
Tanco Holdings Bhd.* 33,840 6,625
Turkiye Sise ve Cam Fabrikalari A/S 14,214 12,872
5,051,770
Industrial REITs -
0.5%
Equites Property Fund Ltd., REIT 331,982 292,831
ESR Kendall Square REIT Co. Ltd.,
REIT 3,919 12,010
Investments Shares Value
Industrial REITs
(continued)
FIBRA Macquarie Mexico, REIT(b) 293,342 $ 482,347
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 630,000 180,248
Prologis Property Mexico SA de CV,
REIT 14,996 56,476
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 273,976 154,695
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 635,000 176,821
1,355,428
Insurance -
3.0%
Abu Dhabi National Insurance Co.
PSC 103,684 203,241
Al Rajhi Co. for Co-operative
Insurance* 322 10,198
Allianz Malaysia Bhd. 23,000 93,941
Anadolu Anonim Turk Sigorta Sirketi 6,624 16,220
Anadolu Hayat Emeklilik A/S 5,474 11,955
BB Seguridade Participacoes SA 14,100 84,874
BKI Holdings PCL, NVDR 18,400 162,154
Bupa Arabia for Cooperative
Insurance Co. 782 35,148
Caixa Seguridade Participacoes SA 10,300 25,352
Capital Financial Indonesia Tbk. PT* 409,722 25,771
Cathay Financial Holding Co. Ltd. 229,975 469,235
Central Reinsurance Co. Ltd. 161,794 125,489
China Life Insurance Co. Ltd., Class
H 110,000 318,790
China Pacific Insurance Group Co.
Ltd., Class A 13,700 71,348
China Pacific Insurance Group Co.
Ltd., Class H 64,400 259,651
China Taiping Insurance Holdings
Co. Ltd. 31,200 69,554
Co. for Cooperative Insurance (The) 1,012 36,233
DB Insurance Co. Ltd. 1,104 101,898
Discovery Ltd. 8,372 99,978
Fubon Financial Holding Co. Ltd. 218,174 602,313
Hanwha Life Insurance Co. Ltd.* 4,140 10,389
HDFC Life Insurance Co. Ltd.(b) 13,386 115,448
Hyundai Marine & Fire Insurance Co.
Ltd.* 792 15,020
ICICI Lombard General Insurance
Co. Ltd.(b) 3,726 81,965
ICICI Prudential Life Insurance Co.
Ltd.(b) 5,336 37,520
KGI Financial Holding Co. Ltd. 382,757 194,921
Korean Reinsurance Co. 54,142 416,177
LPI Capital Bhd. 4,900 16,682
Max Financial Services Ltd.* 4,278 73,323
Mercuries & Associates Holding Ltd. 201,550 81,707
Mercuries Life Insurance Co. Ltd.* 101,431 17,807
Momentum Group Ltd. 29,762 56,751
New China Life Insurance Co. Ltd.,
Class A 4,700 43,629

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
New China Life Insurance Co. Ltd.,
Class H(a) 23,000 $ 147,376
Old Mutual Ltd. 89,286 63,054
OUTsurance Group Ltd. 10,264 43,849
PB Fintech Ltd.* 4,738 98,012
People's Insurance Co. Group of
China Ltd. (The), Class H 213,000 163,888
PICC Property & Casualty Co. Ltd.,
Class H 164,000 340,953
Ping An Insurance Group Co. of
China Ltd., Class A 18,500 150,950
Ping An Insurance Group Co. of
China Ltd., Class H 151,000 1,037,764
Porto Seguro SA 5,000 46,342
Qatar Insurance Co. SAQ 1,182,522 681,387
Qualitas Controladora SAB de CV(a) 4,900 44,465
Rasan Information Technology Co.* 1,012 24,281
Samsung Fire & Marine Insurance
Co. Ltd. 736 233,781
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 11,252
Samsung Life Insurance Co. Ltd. 2,392 217,157
Sanlam Ltd. 40,664 197,085
Santam Ltd. 723 17,646
Saudi Reinsurance Co.* 1,472 17,855
SBI Life Insurance Co. Ltd.(b) 5,934 124,690
Shinkong Insurance Co. Ltd. 7,450 23,712
Star Health & Allied Insurance Co.
Ltd.* 1,187 6,025
Sunshine Insurance Group Co. Ltd.,
Class H 736,000 365,656
Syarikat Takaful Malaysia Keluarga
Bhd. 222,400 166,865
Thai Life Insurance PCL, NVDR 30,700 9,488
Tongyang Life Insurance Co. Ltd.* 12,282 74,836
Turkiye Sigorta A/S 49,680 12,104
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(a)(b) 5,900 15,107
8,320,262
Interactive Media & Services -
3.3%
Baidu, Inc., Class A* 51,950 559,869
Bilibili, Inc., Class Z*(a) 2,760 63,111
Dear U Co. Ltd. 423 15,053
Info Edge India Ltd. 6,210 98,702
JOYY, Inc., ADR 10,718 538,044
Just Dial Ltd.* 1,012 9,712
Kakao Corp. 4,342 181,595
Kanzhun Ltd.* 9,200 86,199
Kuaishou Technology*(b) 69,000 676,815
Meitu, Inc.(b) 47,000 72,326
NAVER Corp. 2,024 342,977
Newborn Town, Inc.*(b) 20,000 27,057
SOOP Co. Ltd. 3,036 174,042
Tencent Holdings Ltd. 84,700 5,934,395
Investments Shares Value
Interactive Media & Services
(continued)
Weibo Corp., Class A(a) 35,880 $ 352,401
9,132,298
IT Services -
1.1%
Al Moammar Information Systems
Co. 505 17,448
Arabian Internet & Communications
Services Co. 460 29,272
Cafe24 Corp.* 368 11,490
Chinasoft International Ltd.(a) 52,000 37,758
Coforge Ltd. 5,060 100,982
Cyient Ltd. 2,530 34,820
Elm Co. 368 89,275
GDS Holdings Ltd., Class A* 13,400 60,599
Happiest Minds Technologies Ltd. 1,060 7,346
HCL Technologies Ltd. 15,088 252,831
Hexaware Technologies Ltd. 1,150 9,242
Hyundai Autoever Corp. 94 10,445
Infosys Ltd. 56,580 974,663
Kingsoft Cloud Holdings Ltd.*(a) 26,000 25,868
LG CNS Co. Ltd. 782 39,641
LTIMindtree Ltd.(b) 1,426 83,119
Mphasis Ltd. 1,196 38,095
Persistent Systems Ltd. 1,588 93,550
Posco DX Co. Ltd. 769 13,281
Presight AI Holding plc* 17,894 18,610
Samsung SDS Co. Ltd. 874 100,647
Sonata Software Ltd. 6,164 27,580
Systex Corp. 4,271 15,669
Tata Consultancy Services Ltd. 13,708 475,217
Tata Technologies Ltd. 1,472 11,801
Tech Mahindra Ltd. 9,522 159,104
Vnet Group, Inc., ADR*(a) 4,232 35,168
Wipro Ltd. 43,700 123,868
Zensar Technologies Ltd. 2,950 27,148
2,924,537
Leisure Products -
0.1%
Alexander Marine Co. Ltd.* 20,765 140,880
Bloks Group Ltd.*(a) 900 13,460
Fusheng Precision Co. Ltd. 3,950 37,187
Giant Manufacturing Co. Ltd. 5,181 19,962
Johnson Health Tech Co. Ltd. 2,000 10,219
Merida Industry Co. Ltd. 2,745 10,714
Topkey Corp. 28,542 173,561
405,983
Life Sciences Tools & Services -
0.3%
Akums Drugs & Pharmaceuticals
Ltd.* 1,564 9,271
Divi's Laboratories Ltd. 1,932 145,464
EirGenix, Inc.* 6,144 13,174
Genscript Biotech Corp.*(a) 14,000 30,640
Indegene Ltd. 1,564 9,695
LigaChem Biosciences, Inc.* 486 47,100
Onesource Specialty Pharma Ltd.* 552 12,439
Peptron, Inc.* 368 77,883

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services
(continued)
Samsung Biologics Co. Ltd.*(b) 276 $ 212,354
Syngene International Ltd.(b) 1,426 11,623
WuXi AppTec Co. Ltd., Class A 2,860 38,278
WuXi AppTec Co. Ltd., Class H(a)(b) 5,418 72,953
XtalPi Holdings Ltd.*(a) 46,000 35,511
716,385
Machinery -
1.9%
Action Construction Equipment Ltd. 1,488 19,237
AIA Engineering Ltd. 600 21,456
Airtac International Group 1,913 54,863
Anhui Heli Co. Ltd., Class A 4,600 11,371
Ashok Leyland Ltd. 45,172 62,422
Azad Engineering Ltd.* 828 13,931
BEML Ltd. 690 31,198
BHI Co. Ltd.* 460 13,367
C Sun Manufacturing Ltd. 2,828 13,739
China CSSC Holdings Ltd., Class A 5,000 23,864
China International Marine
Containers Group Co. Ltd., Class
A 9,600 10,957
China International Marine
Containers Group Co. Ltd., Class
H 9,400 10,142
CIMC Enric Holdings Ltd. 184,000 157,045
Cochin Shipyard Ltd.(b) 1,450 29,312
Craftsman Automation Ltd. 343 26,438
CSBC Corp. Taiwan* 29,992 16,228
Cummins India Ltd. 2,094 84,992
Doosan Bobcat, Inc. 971 38,790
Doosan Robotics, Inc.* 322 14,024
Elgi Equipments Ltd. 5,290 34,322
Escorts Kubota Ltd. 564 21,628
Force Motors Ltd. 230 44,488
G Shank Enterprise Co. Ltd. 4,472 12,046
Grindwell Norton Ltd. 771 13,558
Haitian International Holdings Ltd. 22,000 59,834
Hangcha Group Co. Ltd., Class A 4,600 13,526
Han's Laser Technology Industry
Group Co. Ltd., Class A 4,600 17,248
Hanwha Engine* 966 24,136
Hanwha Ocean Co. Ltd.* 1,610 130,374
HD Hyundai Construction Equipment
Co. Ltd. 4,324 288,724
HD Hyundai Heavy Industries Co.
Ltd. 315 111,413
HD Hyundai Infracore Co. Ltd. 46,138 512,681
HD Hyundai Marine Solution Co. Ltd. 138 20,350
HD Hyundai Mipo 400 61,148
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,104 285,792
HD-Hyundai Marine Engine* 611 28,946
Hefei Meiya Optoelectronic
Technology, Inc., Class A 4,600 10,802
Hiwin Technologies Corp. 5,535 39,407
Investments Shares Value
Machinery
(continued)
HJ Shipbuilding & Construction Co.
Ltd.* 1,840 $ 11,822
Hyundai Elevator Co. Ltd. 676 41,580
Hyundai Rotem Co. Ltd. 1,083 157,749
Ingersoll Rand India Ltd. 141 6,219
INOX India Ltd. 736 9,835
ISGEC Heavy Engineering Ltd. 329 4,098
Jiangsu Guofu Hydrogen Energy
Equipment Co. Ltd., Class H* 1,700 18,159
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 20,465
Jupiter Wagons Ltd. 6,210 24,217
Kaori Heat Treatment Co. Ltd. 2,214 23,514
Keda Industrial Group Co. Ltd., Class
A 4,900 7,241
Kenmec Mechanical Engineering
Co. Ltd. 8,075 19,885
Kinik Co. 2,800 30,535
Kirloskar Brothers Ltd. 700 15,749
Kirloskar Oil Engines Ltd. 3,024 31,214
KSB Ltd. 564 5,399
LMW Ltd. 91 15,696
Lonking Holdings Ltd. 690,000 233,809
Marcopolo SA 78,200 92,887
Marcopolo SA (Preference) 276,100 407,353
Mirle Automation Corp. 5,000 9,649
North Industries Group Red Arrow
Co. Ltd., Class A* 4,600 13,922
Nova Technology Corp. 11,051 63,868
Olectra Greentech Ltd. 368 5,919
Otokar Otomotiv ve Savunma Sanayi
A/S* 1,440 19,599
People & Technology, Inc. 7,728 194,760
Precision Tsugami China Corp. Ltd.
(b) 46,000 125,108
Rainbow Robotics* 94 18,776
Raymond Ltd.* 1,316 10,044
Rechi Precision Co. Ltd. 104,000 83,277
Sam Engineering & Equipment M
Bhd. 5,100 4,986
Samsung Heavy Industries Co. Ltd.* 9,766 134,082
San Shing Fastech Corp. 5,000 8,979
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 11,251
Sany Heavy Industry Co. Ltd., Class
A 4,700 13,029
Schaeffler India Ltd. 574 27,008
SFA Engineering Corp.* 4,600 81,598
Shakti Pumps India Ltd. 1,058 10,767
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class A 18,400 11,665
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,320
Shin Zu Shing Co. Ltd.* 3,324 26,227
Sinotruk Hong Kong Ltd. 21,000 64,070
SK oceanplant Co. Ltd.* 828 11,864

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
SKF India Ltd. 385 $ 21,538
SNT Energy Co. Ltd. 322 11,459
STX Engine Co. Ltd.* 552 9,473
Sunonwealth Electric Machine
Industry Co. Ltd. 5,022 19,097
Tega Industries Ltd. 598 13,011
Thermax Ltd. 576 25,910
Tian Di Science & Technology Co.
Ltd., Class A 18,700 16,041
Timken India Ltd. 329 12,465
Titagarh Rail System Ltd. 1,380 13,551
Turk Traktor ve Ziraat Makineleri A/S 788 11,453
UBTech Robotics Corp. Ltd., Class
H*(a) 2,350 26,943
UWC Bhd.* 27,600 15,143
Vesuvius India Ltd. 3,360 19,781
Weichai Power Co. Ltd., Class A 14,100 29,659
Weichai Power Co. Ltd., Class H 46,000 97,508
XCMG Construction Machinery Co.
Ltd., Class A 28,800 33,553
Yangzijiang Shipbuilding Holdings
Ltd. 69,000 136,154
Yantai Eddie Precision Machinery
Co. Ltd., Class A 4,700 11,866
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 7,100 28,852
ZMJ Group Co. Ltd., Class A 4,600 10,360
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 17,400 17,780
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(a) 29,200 22,765
5,117,355
Marine Transportation -
0.4%
Cia Sud Americana de Vapores SA 402,367 20,199
COSCO SHIPPING Holdings Co.
Ltd., Class A 18,700 40,661
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 69,000 126,222
COSCO SHIPPING Specialized
Carriers Co. Ltd., Class A* 13,800 12,835
Evergreen Marine Corp. Taiwan Ltd. 27,994 185,704
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 5,764 9,415
Hainan Strait Shipping Co. Ltd.,
Class A 13,800 15,598
HMM Co. Ltd. 6,373 107,764
MISC Bhd. 50,600 88,506
Orient Overseas International Ltd. 3,500 63,089
Pan Ocean Co. Ltd. 9,729 29,535
Qatar Navigation QSC 27,140 80,801
Shanghai Zhonggu Logistics Co.
Ltd., Class A 2,552 3,505
Shipping Corp. of India Ltd. 1,175 2,896
Investments Shares Value
Marine Transportation
(continued)
Sincere Navigation Corp. 108,306 $ 80,012
U-Ming Marine Transport Corp. 14,000 24,484
Wan Hai Lines Ltd. 34,121 101,400
Wisdom Marine Lines Co. Ltd. 11,898 23,320
Yang Ming Marine Transport Corp. 38,380 78,181
1,094,127
Media -
0.8%
Affle 3i Ltd.* 1,168 26,107
Arabian Contracting Services Co.* 828 21,301
Cheil Worldwide, Inc. 1,472 21,101
China Literature Ltd.*(b) 4,200 16,533
China South Publishing & Media
Group Co. Ltd., Class A 4,900 8,754
Chinese Universe Publishing and
Media Group Co. Ltd., Class A 9,200 12,778
Elang Mahkota Teknologi Tbk. PT 400,706 15,220
Focus Media Information Technology
Co. Ltd., Class A 14,900 15,536
Grupo Televisa SAB, Series CPO(a) 845,618 470,224
Innocean Worldwide, Inc. 6,302 89,522
Jiangsu Broadcasting Cable
Information Network Corp. Ltd.,
Class A 23,000 11,383
Megacable Holdings SAB de CV 327,980 913,296
Mobvista, Inc.*(b) 28,000 32,066
MultiChoice Group* 4,462 29,697
Saudi Research & Media Group* 605 29,693
Sun TV Network Ltd. 1,380 8,867
Wasu Media Holding Co. Ltd., Class
A 9,200 10,527
Zee Entertainment Enterprises Ltd. 356,684 481,245
2,213,850
Metals & Mining -
3.9%
African Rainbow Minerals Ltd.(a) 2,990 30,642
Al Masane Al Kobra Mining Co. 1,403 24,873
Alamtri Minerals Indonesia Tbk. PT 193,200 13,033
Alrosa PJSC‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 20,246
Aluminum Corp. of China Ltd., Class
H 92,000 73,014
Amman Mineral Internasional PT* 133,400 68,098
Aneka Tambang Tbk. 201,400 34,882
Angang Steel Co. Ltd., Class H* 38,000 10,892
APL Apollo Tubes Ltd. 3,157 57,706
Baoshan Iron & Steel Co. Ltd., Class
A 46,000 46,941
Beijing Shougang Co. Ltd., Class A 10,600 6,160
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 6,394
Bradespar SA (Preference) 101,200 284,518
Bumi Resources Minerals Tbk. PT* 1,235,000 32,273
Century Iron & Steel Industrial Co.
Ltd. 2,544 16,024

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Chifeng Jilong Gold Mining Co. Ltd.,
Class A 4,600 $ 14,639
China Gold International Resources
Corp. Ltd.(a) 4,900 42,290
China Hongqiao Group Ltd.(a) 69,000 182,828
China Metal Recycling Holdings
Ltd.*‡(a) 51,000 —
China Nonferrous Mining Corp. Ltd. 49,000 47,752
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 23,982
China Steel Corp. 172,050 112,116
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp.* 23,000 11,867
Cia Siderurgica Nacional SA 15,300 21,917
CMOC Group Ltd., Class A 34,200 42,507
CMOC Group Ltd., Class H 66,000 75,164
CSN Mineracao SA 9,600 8,642
Dazhong Mining Co. Ltd. 4,700 7,495
DRDGOLD Ltd. 10,054 13,428
East Pipes Integrated Co. for Industry 644 18,542
Eregli Demir ve Celik Fabrikalari TAS 76,774 50,536
EVERGREEN Steel Corp. 6,672 18,084
Feng Hsin Steel Co. Ltd. 9,308 21,081
Gerdau SA (Preference) 25,764 77,496
Gloria Material Technology Corp. 215,278 267,587
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 15,651 34,695
Gold Fields Ltd. 20,884 509,093
Gravita India Ltd. 552 11,806
Grupo Mexico SAB de CV, Series B 73,600 461,610
Hangzhou Iron & Steel Co., Class A* 9,400 11,709
Harmony Gold Mining Co. Ltd. 13,833 184,975
Hindalco Industries Ltd. 36,386 283,719
Hindustan Copper Ltd. 6,750 18,752
Hsin Kuang Steel Co. Ltd. 99,704 135,789
Hunan Valin Steel Co. Ltd., Class A 23,500 18,492
Hyundai Steel Co. 1,426 36,709
Impala Platinum Holdings Ltd.* 10,626 101,021
Industrias CH SAB de CV, Class B,
Series B* 1,900 17,155
Industrias Penoles SAB de CV* 2,530 66,816
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A 70,500 26,366
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 10,357
Jai Balaji Industries Ltd.* 7,730 9,911
Jiangxi Copper Co. Ltd., Class A 4,700 14,689
Jiangxi Copper Co. Ltd., Class H 35,000 70,357
Jinchuan Group International
Resources Co. Ltd.*‡(a) 235,000 23,163
Jindal Saw Ltd. 115,322 277,027
Jindal Stainless Ltd. 5,612 44,467
Jindal Steel & Power Ltd. 6,532 71,957
JSW Steel Ltd. 18,308 219,093
Investments Shares Value
Metals & Mining
(continued)
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 8,280 $ 8,073
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 9,522 6,502
Kirloskar Ferrous Industries Ltd. 4,183 29,064
Korea Zinc Co. Ltd. 138 79,608
Koza Anadolu Metal Madencilik
Isletmeleri A/S* 11,454 21,021
Kumba Iron Ore Ltd.(a) 1,978 32,950
Lingbao Gold Group Co. Ltd., Class
H(a) 206,000 267,144
Lloyds Metals & Energy Ltd. 2,064 35,454
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 6,110
Magnitogorsk Iron & Steel Works
PJSC‡ 45,174 —
Maharashtra Seamless Ltd. 16,733 133,856
Merdeka Battery Materials Tbk. PT* 391,000 11,406
Merdeka Copper Gold Tbk. PT* 183,462 26,312
Metalurgica Gerdau SA 41,400 69,363
Metalurgica Gerdau SA (Preference) 239,200 400,336
Minsur SA 346,518 393,271
MMG Ltd.*(a) 64,000 31,307
Nanjing Iron & Steel Co. Ltd., Class A 18,400 11,639
National Aluminium Co. Ltd. 17,188 36,311
NMDC Ltd. 70,656 57,098
NMDC Steel Ltd.* 38,640 16,131
Northam Platinum Holdings Ltd.(a) 6,348 73,645
Novolipetsk Steel PJSC*‡ 51,150 —
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A* 36,800 13,814
Petrosea Tbk. PT 102,212 23,480
PMB Technology Bhd.* 41,500 14,401
Polyus PJSC*‡ 11,550 —
Poongsan Corp. 500 57,975
POSCO Holdings, Inc. 1,702 378,618
Press Metal Aluminium Holdings Bhd. 59,800 74,873
PTC Industries Ltd.* 100 17,038
Qatar Aluminum Manufacturing Co. 1,059,104 431,379
Ramkrishna Forgings Ltd. 1,656 11,013
Raspadskaya OJSC*‡ 4,240 —
Ratnamani Metals & Tubes Ltd. 576 17,416
Sarda Energy & Minerals Ltd. 3,700 18,901
Saudi Arabian Mining Co.* 17,986 249,333
SeAH Besteel Holdings Corp. 4,784 108,147
SeAH Steel Holdings Corp. 690 100,505
Severstal PAO‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 21,233
Shandong Gold Mining Co. Ltd.,
Class H(b) 12,250 37,998
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 10,272
Shanxi Meijin Energy Co. Ltd., Class
A* 23,000 14,581

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 $ 9,262
Shougang Fushan Resources Group
Ltd. 1,292,000 475,653
Shyam Metalics & Energy Ltd. 1,950 21,962
Sibanye Stillwater Ltd.*(a) 66,424 140,948
Steel Authority of India Ltd. 27,503 38,995
TA Chen Stainless Pipe 45,804 60,310
Tata Steel Ltd. 114,080 205,685
Tianshan Aluminum Group Co. Ltd.,
Class A 6,100 7,743
Trimegah Bangun Persada Tbk. PT 230,000 9,994
Tung Ho Steel Enterprise Corp. 17,050 36,616
Turk Altin Isletmeleri A/S* 14,797 8,333
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 29,152
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A* 170,200 133,155
Vale Indonesia Tbk. PT 64,400 13,502
Vale SA 87,400 834,574
Valterra Platinum Ltd. 4,048 183,908
Vedanta Ltd. 38,272 185,967
VSMPO-AVISMA Corp. PJSC*‡ 53 —
Wanguo Gold Group Ltd. 8,000 30,981
Welspun Corp. Ltd. 3,165 33,634
Western Mining Co. Ltd., Class A 4,800 11,138
Xiamen Tungsten Co. Ltd., Class A 3,900 12,590
Yieh Phui Enterprise Co. Ltd.* 46,000 23,117
Yunnan Aluminium Co. Ltd., Class A 6,300 13,628
Yunnan Copper Co. Ltd., Class A 4,800 8,642
Yunnan Tin Co. Ltd., Class A 4,900 12,153
Zhaojin Mining Industry Co. Ltd.,
Class H(a) 24,000 59,862
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A 4,700 14,624
Zhongjin Gold Corp. Ltd., Class A 10,900 21,700
Zijin Mining Group Co. Ltd., Class A 23,000 61,234
Zijin Mining Group Co. Ltd., Class
H(a) 78,000 208,166
10,698,183
Multi-Utilities -
0.1%
Dubai Electricity & Water Authority
PJSC 130,824 98,658
Power & Water Utility Co. for Jubail
& Yanbu 1,886 20,172
Qatar Electricity & Water Co. QSC 14,628 64,683
YTL Corp. Bhd. 120,520 70,362
YTL Power International Bhd. 79,237 76,172
330,047
Office REITs -
0.0%(d)
AREIT, Inc., REIT 18,400 13,248
Investments Shares Value
Office REITs
(continued)
Brookfield India Real Estate Trust,
REIT(b) 2,806 $ 10,080
Embassy Office Parks REIT, REIT 5,719 25,833
Hanwha REIT Co. Ltd., REIT 6,164 17,757
RL Commercial REIT, Inc., REIT 308,200 41,476
108,394
Oil, Gas & Consumable Fuels -
4.1%
Adaro Andalan Indonesia PT* 69,000 28,514
ADNOC Logistics & Services 34,960 44,353
Aegis Logistics Ltd. 2,650 21,772
AKR Corporindo Tbk. PT 2,708,480 220,563
Alamtri Resources Indonesia Tbk. PT 202,492 22,766
Bangchak Corp. PCL, NVDR 14,000 14,565
Banpu PCL, NVDR 110,300 17,045
Bashneft PJSC*‡ 1,305 —
Bashneft PJSC (Preference)*‡ 1,163 —
Bayan Resources Tbk. PT 128,900 145,703
Bharat Petroleum Corp. Ltd. 44,602 167,667
Brava Energia* 178,950 630,962
Bukit Asam Tbk. PT 81,282 11,954
Bumi Resources Tbk. PT* 2,222,398 14,992
CGN Mining Co. Ltd.(a) 75,000 19,299
Chennai Petroleum Corp. Ltd.* 19,136 149,125
China Coal Energy Co. Ltd., Class A 11,400 18,702
China Coal Energy Co. Ltd., Class
H(a) 47,000 57,837
China Coal Xinji Energy Co. Ltd.,
Class A* 13,800 12,375
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 11,879
China Petroleum & Chemical Corp.,
Class A 87,400 73,027
China Petroleum & Chemical Corp.,
Class H 552,000 323,465
China Shenhua Energy Co. Ltd.,
Class A 13,800 73,212
China Shenhua Energy Co. Ltd.,
Class H(a) 84,000 364,357
China Suntien Green Energy Corp.
Ltd., Class H(a) 50,000 26,752
Coal India Ltd. 55,660 239,132
Cosan SA* 37,300 39,508
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 12,040
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H(a) 40,000 32,561
Dana Gas PJSC 2,219,776 462,919
Dian Swastatika Sentosa Tbk. PT* 23,000 90,574
Ecopetrol SA 137,494 57,934
Exxaro Resources Ltd. 6,118 53,890
Formosa Petrochemical Corp. 20,736 30,429
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 9,723
Gazprom PJSC*‡ 412,500 —
Golden Energy Mines Tbk. PT 18,400 10,232

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Great Eastern Shipping Co. Ltd.
(The) 38,962 $ 418,047
Guanghui Energy Co. Ltd., Class A 13,800 10,399
Guangzhou Development Group,
Inc., Class A 16,600 14,655
Gujarat Mineral Development Corp.
Ltd. 2,208 9,926
HD Hyundai Co. Ltd. 1,058 108,791
HELLENiQ ENERGY Holdings SA(a) 1,316 11,605
Hindustan Petroleum Corp. Ltd. 25,668 122,613
Indian Oil Corp. Ltd.* 98,256 163,336
Indo Tambangraya Megah Tbk. PT 156,400 218,608
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 15,392
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 20,516 42,160
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 8,897
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 3,984
Kinetic Development Group Ltd. 828,000 136,066
LUKOIL PJSC*‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd. 5,520 7,947
Medco Energi Internasional Tbk. PT 2,469,418 192,841
MOL Hungarian Oil & Gas plc 7,636 66,691
Motor Oil Hellas Corinth Refineries
SA 1,443 41,587
Nanjing Tanker Corp., Class A* 37,400 14,819
Novatek PJSC‡ 20,020 —
Oil & Natural Gas Corp. Ltd. 102,580 282,216
Oil India Ltd. 16,871 84,741
Petrindo Jaya Kreasi Tbk. PT 189,980 17,722
PetroChina Co. Ltd., Class H 520,000 508,076
Petroleo Brasileiro SA - Petrobras 87,400 558,724
Petroleo Brasileiro SA - Petrobras
(Preference) 109,100 636,062
Petronas Dagangan Bhd. 4,900 24,793
Petronet LNG Ltd. 17,618 57,963
PRIO SA* 18,600 140,167
PTT Exploration & Production PCL 469 1,808
PTT Exploration & Production PCL,
NVDR 36,331 140,077
PTT PCL, NVDR 197,800 201,250
Qatar Fuel QSC 18,354 76,622
Qatar Gas Transport Co. Ltd. 54,142 71,525
Reliance Industries Ltd. 102,304 1,623,574
Rosneft Oil Co. PJSC*‡ 72,122 —
Rosneft Oil Co. PJSC, GDR*‡(b) 1,920 —
Saudi Arabian Oil Co.(b) 80,454 521,189
Semirara Mining & Power Corp.,
Class A 9,400 5,318
Shaanxi Coal Industry Co. Ltd., Class
A 18,400 51,545
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 $ 6,704
Shanxi Coking Coal Energy Group
Co. Ltd., Class A 13,800 13,526
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 13,800 26,323
Sinopec Kantons Holdings Ltd.(a) 294,000 168,910
SK Discovery Co. Ltd. 598 23,587
SK Gas Ltd. 48 9,155
SK Innovation Co. Ltd. 1,334 103,792
S-Oil Corp. 744 33,638
Star Petroleum Refining PCL, NVDR 589,400 102,802
Surgutneftegas PAO*‡ 319,000 —
Surgutneftegas PAO (Preference)*‡ 225,500 —
Tatneft PJSC‡ 22,094 —
Tatneft PJSC, ADR*‡ 4,806 —
Tatneft PJSC (Preference)‡ 3,870 —
Thai Oil PCL, NVDR 27,902 29,456
Thungela Resources Ltd. 50,646 260,449
Transneft PJSC (Preference)*‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 18,768 78,090
Ultrapar Participacoes SA 18,400 56,430
United Tractors Tbk. PT 36,800 54,009
Vista Energy SAB de CV, ADR* 2,024 90,473
Yancoal Australia Ltd.(a)(b) 4,800 19,903
Yankuang Energy Group Co. Ltd.,
Class A 10,335 18,133
Yankuang Energy Group Co. Ltd.,
Class H(a) 89,699 102,383
11,319,327
Paper & Forest Products -
0.6%
Aditya Birla Real Estate Ltd. 1,050 22,591
Century Plyboards India Ltd. 2,316 19,340
Chung Hwa Pulp Corp.* 200,800 82,412
Empresas CMPC SA 19,872 27,809
Indah Kiat Pulp & Paper Tbk. PT 909,420 375,816
Lee & Man Paper Manufacturing Ltd.
(a) 920,000 305,885
Nine Dragons Paper Holdings Ltd.* 9,000 4,953
Pabrik Kertas Tjiwi Kimia Tbk. PT 455,400 170,204
Sappi Ltd. 238,648 364,126
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 17,817
Suzano SA 15,300 142,518
YFY, Inc. 22,472 18,333
1,551,804
Passenger Airlines -
0.4%
Aegean Airlines SA 13,478 194,679
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 60,996 61,775
Asiana Airlines, Inc.* 2,576 17,609
Bangkok Airways PCL, NVDR 245,000 112,454
China Airlines Ltd. 61,000 42,101
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 7,535

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Passenger Airlines
(continued)
China Eastern Airlines Corp. Ltd.,
Class H*(a) 46,000 $ 16,583
China Southern Airlines Co. Ltd.,
Class A* 14,100 11,115
China Southern Airlines Co. Ltd.,
Class H* 24,000 11,068
Eva Airways Corp. 78,300 99,293
InterGlobe Aviation Ltd.*(b) 2,530 170,705
Jazeera Airways Co. KSCP 2,208 9,756
Korean Air Lines Co. Ltd. 3,772 64,462
Latam Airlines Group SA 5,045,832 109,618
Pegasus Hava Tasimaciligi A/S* 5,171 32,101
Turk Hava Yollari AO 15,640 110,963
1,071,817
Personal Care Products -
0.4%
Amorepacific Corp. 414 40,212
Amorepacific Holdings Corp. 690 15,449
APR Corp.* 368 48,746
Colgate-Palmolive India Ltd. 1,886 48,341
Cosmax, Inc. 144 26,115
Dabur India Ltd. 7,866 47,502
Emami Ltd. 2,162 14,824
Giant Biogene Holding Co. Ltd.(a)(b) 7,800 55,643
Gillette India Ltd. 192 23,744
Godrej Consumer Products Ltd. 5,704 81,980
Grape King Bio Ltd. 2,637 11,441
Hengan International Group Co. Ltd. 12,000 35,924
Hindustan Unilever Ltd. 12,236 352,167
Honasa Consumer Ltd.* 6,486 20,136
Kolmar Korea Co. Ltd. 240 16,873
LG H&H Co. Ltd. 97 22,103
LG H&H Co. Ltd. (Preference) 43 3,959
Mao Geping Cosmetics Co. Ltd.,
Class H(a) 1,400 17,870
Microbio Co. Ltd.* 26,681 21,499
Natura Cosmeticos SA* 24,058 38,804
Procter & Gamble Hygiene & Health
Care Ltd. 92 14,419
Sarantis SA 1,316 20,183
Shanghai Chicmax Cosmetic Co.
Ltd., Class H 1,900 18,286
TCI Co. Ltd.* 1,000 4,372
VT Co. Ltd.* 920 23,949
1,024,541
Pharmaceuticals -
2.0%
Acutaas Chemicals Ltd. 598 9,062
Ajanta Pharma Ltd. 576 18,092
Alembic Pharmaceuticals Ltd. 2,000 22,327
Alivus Life Sciences Ltd.* 874 10,288
Alkem Laboratories Ltd. 782 44,913
Aspen Pharmacare Holdings Ltd. 6,854 44,461
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 11,118
Investments Shares Value
Pharmaceuticals
(continued)
Aurobindo Pharma Ltd.* 5,152 $ 67,036
Beijing Tong Ren Tang Chinese
Medicine Co. Ltd.(a) 5,000 5,822
Blue Jet Healthcare Ltd. 966 8,888
Bora Pharmaceuticals Co. Ltd. 1,008 27,760
Boryung 12,374 75,486
BrightGene Bio-Medical Technology
Co. Ltd., Class A 1,334 18,134
Caliway Biopharmaceuticals Co. Ltd.* 20,000 82,754
Caplin Point Laboratories Ltd. 912 21,513
Caregen Co. Ltd. 598 21,453
Celltrion Pharm, Inc.* 322 12,492
Center Laboratories, Inc. 11,446 14,304
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 8,802
China Medical System Holdings Ltd.
(a) 21,000 35,687
China Resources Pharmaceutical
Group Ltd.(a)(b) 28,000 19,582
China Traditional Chinese Medicine
Holdings Co. Ltd.(a) 990,000 282,497
Chong Kun Dang Pharmaceutical
Corp. 414 25,255
Cipla Ltd. 8,280 146,944
Cohance Lifesciences Ltd.* 2,303 26,249
Concord Biotech Ltd.* 1,288 25,985
Consun Pharmaceutical Group Ltd. 184,000 322,996
CSPC Pharmaceutical Group Ltd. 124,080 156,799
Daewoong Co. Ltd. 8,602 144,835
Daewoong Pharmaceutical Co. Ltd. 49 5,201
Dong-A Socio Holdings Co. Ltd. 1,327 107,170
DongKook Pharmaceutical Co. Ltd. 9,476 128,939
Dr Reddy's Laboratories Ltd. 9,016 130,744
Emcure Pharmaceuticals Ltd.* 690 11,103
Eris Lifesciences Ltd.(b) 1,069 21,953
Genomma Lab Internacional SAB de
CV, Class B(a) 248,814 288,346
Gland Pharma Ltd.(b) 920 21,685
GlaxoSmithKline Pharmaceuticals
Ltd. 376 13,575
Glenmark Pharmaceuticals Ltd. 2,208 53,792
Grand Pharmaceutical Group Ltd.(a) 28,500 31,550
Granules India Ltd. 3,193 17,310
Hanall Biopharma Co. Ltd.* 1,150 22,473
Hanmi Pharm Co. Ltd. 103 20,759
Hansoh Pharmaceutical Group Co.
Ltd.(b) 14,000 63,045
HK inno N Corp. 192 6,230
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hypera SA 9,400 43,167
Ipca Laboratories Ltd. 2,668 44,891
Jamjoom Pharmaceuticals Factory
Co. 480 20,768
JB Chemicals & Pharmaceuticals Ltd. 1,152 23,268

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 $ 43,724
Jiangzhong Pharmaceutical Co. Ltd.,
Class A 4,700 14,277
Jilin Aodong Pharmaceutical Group
Co. Ltd., Class A 4,600 12,125
Jubilant Pharmova Ltd. 1,518 20,692
Kalbe Farma Tbk. PT 252,494 21,943
Laurus Labs Ltd.(b) 4,136 41,283
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 18,774
Lotus Pharmaceutical Co. Ltd. 2,000 14,607
Lumosa Therapeutics Co. Ltd.* 2,188 9,163
Lupin Ltd. 3,910 86,106
Luye Pharma Group Ltd.*(a)(b) 759,500 416,032
Mankind Pharma Ltd.* 1,904 55,799
Marksans Pharma Ltd. 6,992 18,155
Mezzion Pharma Co. Ltd.* 318 8,817
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 9,200 15,157
Natco Pharma Ltd. 39,330 428,056
Neuland Laboratories Ltd. 230 34,871
Oneness Biotech Co. Ltd.* 4,406 9,388
Oscotec, Inc.* 460 10,482
Pfizer Ltd. 341 20,221
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 29,935
Richter Gedeon Nyrt. 3,581 107,875
Sam Chun Dang Pharm Co. Ltd. 240 35,737
Sanofi India Ltd. 144 9,575
Saudi Pharmaceutical Industries &
Medical Appliances Corp.* 3,036 19,522
Shandong Buchang Pharmaceuticals
Co. Ltd., Class A 4,600 11,633
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 8,439
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H(a) 14,000 34,171
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 1,900 3,030
Sino Biopharmaceutical Ltd. 120,999 115,912
SK Biopharmaceuticals Co. Ltd.* 460 32,739
SSY Group Ltd. 470,000 186,204
ST Pharm Co. Ltd. 141 8,856
Sun Pharmaceutical Industries Ltd. 16,192 315,471
Synmosa Biopharma Corp. 9,513 11,777
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 12,740
Tonghua Dongbao Pharmaceutical
Co. Ltd., Class A 9,200 10,603
Torrent Pharmaceuticals Ltd. 1,656 70,738
TTY Biopharm Co. Ltd. 2,575 6,651
United Laboratories International
Holdings Ltd. (The)(a) 24,000 45,187
Investments Shares Value
Pharmaceuticals
(continued)
Wockhardt Ltd.* 1,920 $ 36,548
Yuhan Corp. 828 70,512
YungShin Global Holding Corp. 11,055 23,186
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,271
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 16,599
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 4,700 12,402
Zydus Lifesciences Ltd. 4,286 47,450
5,390,938
Professional Services -
0.1%
BLS International Services Ltd. 3,626 15,732
Computer Age Management Services
Ltd. 712 30,373
eClerx Services Ltd. 679 29,200
Firstsource Solutions Ltd. 6,900 26,915
International Gemmological Institute
India Ltd. 2,346 10,556
L&T Technology Services Ltd.(b) 138 6,787
NICE Information Service Co. Ltd. 13,432 157,875
RITES Ltd. 4,200 12,310
Sagility India Ltd.*(b) 21,022 11,188
Sporton International, Inc. 1,595 8,577
Zetrix Ai Bhd. 90,687 18,711
328,224
Real Estate Management & Development -
3.3%
Advancetek Enterprise Co. Ltd. 124,227 291,344
Aldar Properties PJSC 88,826 230,221
Allos SA 14,500 55,192
Anant Raj Ltd. 3,135 20,206
AP Thailand PCL, NVDR 299,000 66,333
Arabian Centres Co.(b) 6,348 35,132
Arriyadh Development Co. 3,496 29,861
Ayala Land, Inc. 90,400 38,743
Barwa Real Estate Co. 51,336 39,605
Brigade Enterprises Ltd.* 1,551 17,844
Bumi Serpong Damai Tbk. PT* 1,849,200 88,780
C&D International Investment Group
Ltd. 14,196 28,609
Cathay Real Estate Development
Co. Ltd. 388,550 242,783
Cencosud Shopping SA 11,750 22,802
Central Pattana PCL, NVDR 24,000 38,372
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A* 28,200 11,448
China Jinmao Holdings Group Ltd. 188,000 34,247
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 19,400 23,465
China Overseas Land & Investment
Ltd. 92,000 159,389
China Overseas Property Holdings
Ltd. 15,000 10,319
China Resources Land Ltd. 72,500 266,449

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
China Resources Mixc Lifestyle
Services Ltd.(b) 9,600 $ 44,637
China Vanke Co. Ltd., Class A* 23,700 21,219
China Vanke Co. Ltd., Class H* 54,900 34,898
Chong Hong Construction Co. Ltd. 86,111 236,284
Ciputra Development Tbk. PT 3,141,846 175,661
Commercial Real Estate Co. KSC 47,538 29,517
Corp. Inmobiliaria Vesta SAB de
CV(a) 10,300 29,037
Country Garden Services Holdings
Co. Ltd. 51,000 42,294
Crowell Development Corp. 96,600 86,575
Da-Li Development Co. Ltd.* 161,876 246,766
DAP Gayrimenkul Gelistirme A/S,
Class C* 43,562 14,230
Dar Al Arkan Real Estate
Development Co.* 7,493 38,153
Delpha Construction Co. Ltd. 8,965 8,560
Deyaar Development PJSC 431,664 122,221
DLF Ltd. 12,834 114,900
Eco World Development Group Bhd. 42,300 20,233
Emaar Development PJSC 22,808 93,453
Emaar Economic City* 5,750 19,268
Emaar Properties PJSC 151,846 630,435
Embassy Developments Ltd.* 19,090 22,982
Evergrande Property Services Group
Ltd.*(b) 2,047,000 198,181
Farglory Land Development Co. Ltd. 11,524 23,938
Fortress Real Estate Investments
Ltd., Class B 38,134 44,666
Fu Hua Innovation Co. Ltd. 114,000 127,568
Ganesh Housing Corp. Ltd. 920 9,391
Gemdale Corp., Class A* 23,000 12,023
Godrej Properties Ltd.* 1,932 46,380
Greenland Holdings Corp. Ltd., Class
A* 46,000 12,343
Greentown China Holdings Ltd. 24,500 30,804
Greentown Service Group Co. Ltd.(b) 526,000 320,961
Hainan Airport Infrastructure Co. Ltd.,
Class A 23,000 12,567
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 5,966
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 31,009 42,544
Hiyes International Co. Ltd. 16,932 49,524
Hopson Development Holdings Ltd.* 32,200 15,505
Hua Yu Lien Development Co. Ltd. 45,550 110,642
Huaku Development Co. Ltd. 5,987 19,116
Huang Hsiang Construction Corp. 51,690 67,800
Iguatemi SA 86,700 321,028
IOI Properties Group Bhd. 38,700 19,237
KE Holdings, Inc., Class A 33,311 202,624
Kindom Development Co. Ltd.* 135,301 226,654
Knowledge Economic City Co.* 5,382 17,949
Kuwait Real Estate Co. KSC* 11,608 13,656
Investments Shares Value
Real Estate Management & Development
(continued)
LAMDA Development SA* 2,806 $ 21,421
Land & Houses PCL, NVDR 207,600 24,267
Lodha Developers Ltd.(b) 4,140 58,207
Longfor Group Holdings Ltd.(a)(b) 48,488 60,471
LSR Group PJSC, Class A*‡ 21,295 —
Mabanee Co. KPSC 10,312 29,858
Mah Sing Group Bhd. 664,200 182,207
Makkah Construction & Development
Co. 1,380 30,535
MAS P.L.C.* 184,230 231,784
Matrix Concepts Holdings Bhd. 471,550 148,154
MBK PCL, NVDR 191,044 98,796
Megaworld Corp. 3,358,000 114,557
Multiplan Empreendimentos
Imobiliarios SA* 5,000 22,595
Nanjing Gaoke Co. Ltd., Class A 14,100 14,839
Oberoi Realty Ltd. 1,978 36,808
Onewo, Inc., Class H(a) 5,000 14,331
OSK Holdings Bhd. 558,900 171,667
Pakuwon Jati Tbk. PT 5,308,400 113,556
Parque Arauco SA 15,548 31,506
Phoenix Mills Ltd. (The) 3,068 51,975
Plaza SA 10,212 21,432
PNB Holdings Corp.*‡ 46,815 38,410
Poly Developments and Holdings
Group Co. Ltd., Class A* 17,100 18,971
Poly Property Services Co. Ltd.,
Class H(b) 56,600 251,275
Prestige Estates Projects Ltd. 2,076 38,546
Radiance Holdings Group Co.
Ltd.*(a)(b) 230,000 82,038
RAK Properties PJSC* 58,880 24,686
Retal Urban Development Co., Class
A 8,096 32,029
Robinsons Land Corp. 593,400 147,504
Ruentex Development Co. Ltd. 39,428 39,563
Salhia Real Estate Co. KSCP 4,508 6,084
Sansiri PCL, NVDR 2,295,400 103,953
Saudi Real Estate Co.* 1,288 6,325
Seazen Group Ltd.* 94,000 29,936
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B* 92,092 75,147
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
A 9,200 11,243
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 2,283
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 4,700 21,040
Shenzhen Overseas Chinese Town
Co. Ltd., Class A* 32,200 10,252
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 1,472 19,234
Sime Darby Property Bhd. 67,600 23,616

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sinic Holdings Group Co. Ltd.*‡ 318,000 $ —
Sinyi Realty, Inc. 92,000 78,291
SK D&D Co. Ltd. 1 7
SM Prime Holdings, Inc. 174,800 69,521
Sobha Ltd. 1,104 20,161
SP Setia Bhd. Group 50,000 13,130
Sunac China Holdings Ltd.*(a) 184,000 36,566
Supalai PCL, NVDR 286,000 136,524
Talaat Moustafa Group 19,728 21,649
TECOM Group PJSC 14,398 13,406
Tropicana Corp. Bhd.* 50,600 14,118
UEM Sunrise Bhd. 64,400 11,325
United Development Co. QSC 626,520 177,752
UOA Development Bhd. 9,700 4,003
Valor Estate Ltd.* 78,062 165,127
WHA Corp. PCL, NVDR 227,890 24,965
Yea Shin International Development
Co. Ltd. 153,840 137,102
Youngor Fashion Co. Ltd., Class A 14,400 14,715
Yuexiu Property Co. Ltd.(a) 19,079 11,229
Yungshin Construction &
Development Co. Ltd. 1,600 4,315
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 3,263
Zhuhai Zhumian Group Co. Ltd.* 13,800 11,089
9,162,893
Residential REITs -
0.0%(d)
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT 51,117 24,996
Retail REITs -
0.6%
Axtra Future City Freehold and
Leasehold REIT, REIT 446,000 155,581
Hyprop Investments Ltd., REIT 145,958 370,737
IGB REIT, REIT 39,800 25,942
LOTTE Reit Co. Ltd., REIT 2,174 6,028
Nexus Select Trust, REIT 10,105 16,957
Pavilion REIT, REIT 15,000 6,260
Resilient REIT Ltd., REIT(a) 113,850 412,712
Sunway REIT, REIT 30,900 16,229
Vukile Property Fund Ltd., REIT 462,162 523,950
1,534,396
Semiconductors & Semiconductor Equipment -
8.2%
3peak, Inc., Class A* 552 10,935
ACM Research Shanghai, Inc., Class
A* 1,081 18,781
ADATA Technology Co. Ltd. 120,182 367,623
Advanced Echem Materials Co. Ltd. 1,000 22,112
Advanced Wireless Semiconductor
Co. 5,104 16,382
Airoha Technology Corp. 1,250 23,327
Alchip Technologies Ltd. 1,100 143,178
Amlogic Shanghai Co. Ltd., Class A* 1,104 11,105
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Andes Technology Corp.* 1,507 $ 14,314
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 214 4,456
AP Memory Technology Corp. 2,224 24,626
Ardentec Corp. 15,298 38,697
ASE Technology Holding Co. Ltd. 82,850 423,306
ASMedia Technology, Inc. 464 29,692
ASPEED Technology, Inc. 400 61,111
ASR Microelectronics Co. Ltd., Class
A* 987 12,119
Black Sesame International Holding
Ltd.* 9,400 20,836
Cambricon Technologies Corp. Ltd.,
Class A* 490 48,333
China Resources Microelectronics
Ltd., Class A 1,610 10,437
Chipbond Technology Corp. 17,001 31,897
ChipMOS Technologies, Inc. 226,035 196,898
DB HiTek Co. Ltd. 753 24,814
Dosilicon Co. Ltd., Class A* 2,438 21,950
Duk San Neolux Co. Ltd.* 506 14,650
Elan Microelectronics Corp. 3,378 14,090
Elite Advanced Laser Corp. 1,534 9,996
Elite Semiconductor Microelectronics
Technology, Inc. 99,036 166,567
eMemory Technology, Inc. 900 61,362
Ennostar, Inc. 248,658 293,249
Eo Technics Co. Ltd. 322 50,733
Episil Technologies, Inc.* 6,292 7,821
Everlight Electronics Co. Ltd. 11,850 27,513
Faraday Technology Corp. 4,154 21,224
Fitipower Integrated Technology, Inc. 42,269 255,618
Flat Glass Group Co. Ltd., Class H 1,000 1,302
FocalTech Systems Co. Ltd.* 4,711 10,007
Formosa Sumco Technology Corp. 1,000 2,985
Foxsemicon Integrated Technology,
Inc. 2,650 27,124
GalaxyCore, Inc., Class A 5,014 10,665
GCL System Integration Technology
Co. Ltd., Class A* 9,800 3,502
GCL Technology Holdings Ltd.*(a) 184,000 27,424
GemVax & Kael Co. Ltd.* 920 36,023
Genesys Logic, Inc. 2,000 8,845
Global Mixed Mode Technology, Inc. 2,448 17,798
Global Unichip Corp. 1,432 58,292
Globalwafers Co. Ltd. 5,803 66,589
Grand Process Technology Corp. 500 25,128
Greatek Electronics, Inc. 7,632 15,751
Gudeng Precision Industrial Co. Ltd. 1,812 18,455
Hana Micron, Inc. 18,952 176,155
Hangzhou First Applied Material Co.
Ltd., Class A 9,200 18,712
Hanmi Semiconductor Co. Ltd. 801 53,080
Hua Hong Semiconductor Ltd., Class
H*(a)(b) 6,000 31,032
Inari Amertron Bhd. 16,200 8,015

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
InnoScience Suzhou Technology
Holding Co. Ltd., Class H* 4,600 $ 25,783
ITE Technology, Inc. 4,100 18,132
ITH Corp. 92,000 143,945
JA Solar Technology Co. Ltd., Class
A* 9,200 14,146
JCET Group Co. Ltd., Class A 4,600 22,428
Jentech Precision Industrial Co. Ltd. 1,287 62,092
Jusung Engineering Co. Ltd. 1,152 22,636
King Yuan Electronics Co. Ltd. 24,326 96,171
Kinsus Interconnect Technology
Corp. 4,000 13,804
Koh Young Technology, Inc. 1,932 20,214
LandMark Optoelectronics Corp.* 2,048 28,132
LEENO Industrial, Inc. 530 18,230
LONGi Green Energy Technology
Co. Ltd., Class A* 5,848 12,813
LX Semicon Co. Ltd. 3,956 156,894
M31 Technology Corp. 460 7,675
Machvision, Inc. 1,123 18,248
Macronix International Co. Ltd.* 31,104 19,748
Malaysian Pacific Industries Bhd. 4,600 21,722
Marketech International Corp. 2,489 17,095
MediaTek, Inc. 22,000 1,009,800
Montage Technology Co. Ltd., Class
A 1,608 19,007
MPI Corp. 1,428 50,235
Nanya Technology Corp.* 9,385 14,008
NAURA Technology Group Co. Ltd.,
Class A 1,080 50,330
Novatek Microelectronics Corp. 9,312 148,193
Nuvoton Technology Corp. 4,000 9,247
OmniVision Integrated Circuits
Group, Inc. 900 15,175
Orient Semiconductor Electronics
Ltd. 14,256 18,675
Pan Jit International, Inc. 8,000 12,731
Parade Technologies Ltd. 1,400 26,970
Phison Electronics Corp. 2,776 49,293
Phoenix Silicon International Corp. 4,061 17,415
Pixart Imaging, Inc. 3,200 21,014
Powerchip Semiconductor
Manufacturing Corp.* 52,000 26,133
Powertech Technology, Inc. 14,550 61,422
Premier Energies Ltd.(b) 517 6,091
PSK Holdings, Inc. 3,542 85,945
Radiant Opto-Electronics Corp. 8,350 38,606
Raydium Semiconductor Corp. 22,380 261,684
Realtek Semiconductor Corp. 7,724 148,800
RichWave Technology Corp.* 2,388 9,321
Sanan Optoelectronics Co. Ltd.,
Class A 9,200 15,988
SDI Corp. 1,781 4,428
Shanghai Awinic Technology Co.
Ltd., Class A 1,104 10,933
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 1,564 $ 11,009
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 16,051
Sigurd Microelectronics Corp. 16,300 42,487
Silergy Corp. 4,000 43,555
Silicon Integrated Systems Corp. 5,959 11,061
Sino-American Silicon Products, Inc. 16,352 55,333
Sitronix Technology Corp. 5,674 37,925
SK Hynix, Inc. 12,926 2,549,222
Skytech, Inc. 1,000 6,651
Sunplus Technology Co. Ltd.* 5,116 3,274
Taesung Co. Ltd.* 506 11,548
Taiwan Semiconductor Manufacturing
Co. Ltd. 337,266 13,107,582
TechWing, Inc. 1,150 23,219
Tokai Carbon Korea Co. Ltd. 276 21,295
Tongwei Co. Ltd., Class A* 4,600 13,065
Topco Scientific Co. Ltd. 2,704 26,136
Trina Solar Co. Ltd., Class A* 4,502 9,714
Unisem M Bhd. 41,400 22,617
United Microelectronics Corp. 284,332 395,812
United Renewable Energy Co. Ltd.* 50,256 11,955
UPI Semiconductor Corp. 1,358 8,895
Vanguard International
Semiconductor Corp. 15,078 47,183
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 1,233 17,022
Via Technologies, Inc. 5,424 10,867
VisEra Technologies Co. Ltd. 1,392 10,447
Visual Photonics Epitaxy Co. Ltd. 4,000 19,432
ViTrox Corp. Bhd. 9,400 8,463
WAAREE Energies Ltd.* 322 11,000
Win Semiconductors Corp. 6,961 20,057
Winbond Electronics Corp.* 63,007 36,625
WinWay Technology Co. Ltd. 650 24,391
WONIK IPS Co. Ltd. 1,269 29,968
Xinjiang Daqo New Energy Co. Ltd.,
Class A* 4,462 16,067
XinTec, Inc. 3,000 14,825
Xinyi Solar Holdings Ltd.(a) 122,000 47,401
22,730,142
Software -
0.3%
360 Security Technology, Inc., Class
A 9,200 14,453
AurionPro Solutions Ltd. 517 8,044
Beijing Fourth Paradigm Technology
Co. Ltd., Class H*(a) 9,300 65,396
Beijing Kingsoft Office Software, Inc.,
Class A 151 6,581
Beijing Shiji Information Technology
Co. Ltd., Class A 9,200 13,136
Birlasoft Ltd. 6,026 26,932
CE Info Systems Ltd. 506 10,409
CETC Cyberspace Security
Technology Co. Ltd., Class A 4,600 11,678

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Dmall, Inc.* 9,200 $ 12,071
Douzone Bizon Co. Ltd. 350 18,045
Horizon Robotics*(a) 110,400 97,461
Hundsun Technologies, Inc., Class A 4,550 22,899
Iflytek Co. Ltd., Class A 4,800 32,552
Inspur Digital Enterprise Technology
Ltd. 12,000 16,020
Intellect Design Arena Ltd. 2,484 28,997
Kingdee International Software
Group Co. Ltd.* 40,000 93,248
KPIT Technologies Ltd. 2,381 33,334
Newgen Software Technologies Ltd. 1,920 18,606
Oracle Financial Services Software
Ltd. 322 31,153
Phoenix Group plc* 81,328 34,541
Pony AI, Inc., ADR* 2,208 29,676
Qi An Xin Technology Group, Inc.,
Class A* 2,254 11,300
Shanghai Baosight Software Co.
Ltd., Class A 3,200 11,006
Shanghai Stonehill Technology Co.
Ltd., Class A* 13,800 11,013
Tata Elxsi Ltd. 517 35,963
TOTVS SA 9,200 71,664
Tuya, Inc., Class A* 9,200 23,557
Venustech Group, Inc., Class A* 4,700 10,416
800,151
Specialty Retail -
1.0%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 28,388
Aditya Birla Fashion and Retail Ltd.* 6,536 5,437
Aldrees Petroleum and Transport
Services Co. 768 24,446
Ali Alghanim Sons Automotive Co.
KSCC 7,452 27,275
BrainBees Solutions Ltd.* 2,346 9,195
Cartrade Tech Ltd.* 1,058 26,408
China Tourism Group Duty Free
Corp. Ltd., Class A 900 8,128
Chow Tai Fook Jewellery Group Ltd.
(a) 38,800 65,046
Com7 PCL, NVDR 400 267
Dogus Otomotiv Servis ve Ticaret A/S 3,220 14,619
Empresas Copec SA 8,418 55,362
Foschini Group Ltd. 9,062 61,646
FSN E-Commerce Ventures Ltd.* 18,240 43,648
HLA Group Corp. Ltd., Class A 5,200 4,930
Home Product Center PCL, NVDR 800 175
Hotai Motor Co. Ltd. 6,120 113,183
Hotel Shilla Co. Ltd.* 414 14,001
Italtile Ltd. 141,818 77,252
Jarir Marketing Co. 4,888 16,745
JUMBO SA 3,082 104,555
Lojas Renner SA 21,220 61,668
Investments Shares Value
Specialty Retail
(continued)
M.Video PJSC*‡ 31,680 $ —
Map Aktif Adiperkasa PT 3,593,382 150,680
Metro Brands Ltd. 1,409 20,003
Motus Holdings Ltd. 56,212 288,575
MR DIY Group M Bhd.(b) 57,600 22,284
Mr Price Group Ltd. 4,232 49,452
National Petroleum Co. Ltd. 2,000 4,268
Nice One Beauty Digital Marketing
Co.* 2,438 19,654
Oriental Holdings Bhd. 8,500 13,512
Oula Fuel Marketing Co. 8,298 9,979
Padini Holdings Bhd. 188,900 88,139
Pan German Universal Motors Ltd. 8,370 93,662
Pepkor Holdings Ltd.(b) 37,490 56,787
Pop Mart International Group Ltd.(b) 9,600 300,841
PTT Oil & Retail Business PCL,
NVDR 47,500 20,203
Saudi Automotive Services Co. 1,472 20,229
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 13,800 11,051
Siam Global House PCL, NVDR 112,810 23,301
Topsports International Holdings Ltd.
(b) 52,000 20,999
Trent Ltd. 2,346 134,388
Truworths International Ltd. 11,638 45,522
United Electronics Co. 874 20,912
Uxin Ltd., ADR* 2,622 9,125
Vibra Energia SA 23,000 87,135
We Buy Cars Holdings Ltd. 137,034 436,357
XXF Group Holdings Ltd.*(a) 40,000 31,745
Zhongsheng Group Holdings Ltd.(a) 12,000 20,240
2,761,417
Technology Hardware, Storage & Peripherals -
4.2%
Acer, Inc. 60,750 65,436
Advantech Co. Ltd. 8,552 96,129
AIC, Inc. 11,836 126,697
Asia Vital Components Co. Ltd. 5,136 158,825
ASROCK, Inc. 1,086 9,697
Asustek Computer, Inc. 18,000 399,229
AURAS Technology Co. Ltd. 1,550 35,001
Catcher Technology Co. Ltd. 7,418 52,688
Chenming Electronic Technology
Corp. 3,654 14,568
Chicony Electronics Co. Ltd. 13,050 57,276
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 11,531
Clevo Co. 13,536 20,158
Compal Electronics, Inc. 94,000 92,906
CosmoAM&T Co. Ltd.* 874 24,484
Ennoconn Corp. 2,304 23,621
Getac Holdings Corp. 9,843 38,914
Gigabyte Technology Co. Ltd. 8,976 82,700
HTC Corp.* 11,432 15,455
IEI Integration Corp. 46,219 118,925
Innodisk Corp.* 1,321 10,047

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Inventec Corp. 49,008 $ 73,067
JPC connectivity, Inc. 1,842 8,486
King Slide Works Co. Ltd. 1,104 98,573
Kinpo Electronics 22,751 13,758
Legend Holdings Corp., Class H*(b) 216,200 274,312
Lenovo Group Ltd. 158,000 203,689
Lite-On Technology Corp. 35,626 142,039
Micro-Star International Co. Ltd. 16,000 77,192
Mitac Holdings Corp.* 14,304 36,710
Netweb Technologies India Ltd. 690 16,002
Pegatron Corp. 54,304 145,551
Qisda Corp. 46,000 39,993
Quanta Computer, Inc. 41,335 389,842
Quanta Storage, Inc. 5,200 15,418
Samsung Electronics Co. Ltd. 115,092 5,925,562
Samsung Electronics Co. Ltd.
(Preference) 19,366 804,357
Shenzhen Transsion Holdings Co.
Ltd., Class A 1,303 13,809
Wistron Corp. 44,429 183,090
Wiwynn Corp. 1,150 106,533
Xiaomi Corp., Class B*(b) 236,200 1,599,239
11,621,509
Textiles, Apparel & Luxury Goods -
1.2%
361 Degrees International Ltd. 276,000 219,042
Aksa Akrilik Kimya Sanayii A/S 38,400 8,996
ANTA Sports Products Ltd. 19,800 227,006
Arvind Ltd. 4,000 14,432
Azzas 2154 SA 56,242 358,435
Bata India Ltd. 1,150 15,639
Bosideng International Holdings Ltd. 92,000 52,504
China National Gold Group Gold
Jewellery Co. Ltd., Class A 9,200 10,437
DI Dong Il Corp. 414 12,762
Eclat Textile Co. Ltd. 3,546 47,878
F&F Co. Ltd. 460 23,186
Feng TAY Enterprise Co. Ltd. 11,872 47,333
FF Group*‡ 3,536 —
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 55,083 189,162
Garware Technical Fibres Ltd. 940 9,644
JNBY Design Ltd.(b) 71,000 168,229
Kalyan Jewellers India Ltd. 5,934 40,285
KPR Mill Ltd. 1,754 22,826
Lao Feng Xiang Co. Ltd., Class B 7,400 26,485
Laopu Gold Co. Ltd., Class H(a) 400 36,102
Li Ning Co. Ltd. 62,000 131,582
Makalot Industrial Co. Ltd. 4,420 39,169
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(b) 225,400 234,878
Misto Holdings Corp. 966 25,042
Page Industries Ltd. 96 53,486
Pou Chen Corp. 75,600 71,680
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Relaxo Footwears Ltd. 2,116 $ 10,963
Ruentex Industries Ltd. 16,940 29,569
Safari Industries India Ltd. 368 8,815
Shenzhou International Group
Holdings Ltd. 9,700 70,248
Shinkong Textile Co. Ltd. 7,600 13,343
Sports Gear Co. Ltd. 31,269 105,810
Swan Energy Ltd. 5,658 30,183
Tainan Spinning Co. Ltd. 414,000 178,930
Taiwan Paiho Ltd. 99,000 171,813
Titan Co. Ltd. 5,704 217,960
Trident Ltd. 22,165 7,588
Vardhman Textiles Ltd. 6,302 31,431
Vedant Fashions Ltd. 864 7,391
Vivara Participacoes SA 5,300 24,064
Welspun Living Ltd. 7,370 10,608
Wiselink Co. Ltd. 3,000 16,635
Xtep International Holdings Ltd.(a) 28,949 20,725
Youngone Corp. 480 20,940
Youngone Holdings Co. Ltd. 1,794 182,531
3,245,767
Tobacco -
0.2%
Godfrey Phillips India Ltd. 138 14,352
Gudang Garam Tbk. PT 198,582 106,502
ITC Ltd. 44,482 209,185
KT&G Corp. 2,714 255,783
RLX Technology, Inc., ADR 9,614 22,016
Smoore International Holdings Ltd.
(a)(b) 31,000 83,720
691,558
Trading Companies & Distributors -
0.4%
Adani Enterprises Ltd. 5,382 149,340
Barloworld Ltd. 51,888 334,184
BOC Aviation Ltd.(b) 5,000 45,573
Bohai Leasing Co. Ltd., Class A* 18,800 9,096
Brighton-Best International Taiwan,
Inc. 14,272 16,688
Chin Hin Group Bhd.* 18,800 10,094
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 13,016
HextarTechnologies Solutions Bhd.* 41,400 12,231
IndiaMart InterMesh Ltd.(b) 715 21,134
LX International Corp. 10,488 243,142
Posco International Corp. 1,058 37,230
Realord Group Holdings Ltd.* 14,000 15,052
Shanghai Waigaoqiao Free Trade
Zone Group Co. Ltd., Class B 22,310 17,134
Shanxi Coal International Energy
Group Co. Ltd., Class A 11,400 15,199
Sinochem International Corp., Class
A* 18,800 10,612
SK Networks Co. Ltd. 36,018 118,692
Xiamen C & D, Inc., Class A 9,400 13,251

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Xiamen ITG Group Corp. Ltd., Class
A 13,800 $ 12,087
1,093,755
Transportation Infrastructure -
0.7%
Abu Dhabi Ports Co. PJSC* 33,810 38,292
Adani Ports & Special Economic
Zone Ltd. 12,972 203,335
Airports of Thailand PCL 54,000 67,748
Airports of Thailand PCL, NVDR 5,800 7,277
Bangkok Expressway & Metro PCL,
NVDR 18,200 3,091
Beibuwan Port Co. Ltd., Class A 4,900 5,559
Celebi Hava Servisi A/S 276 11,429
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 14,961
China Merchants Port Holdings Co.
Ltd. 34,521 67,987
COSCO SHIPPING Ports Ltd.(a) 12,216 8,559
Evergreen International Storage &
Transport Corp. 15,520 17,861
GMR Airports Ltd.* 46,402 47,706
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 4,800 63,792
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 5,520 127,058
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,400 72,890
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 10,824
Huaihe Energy Group Co. Ltd., Class
A* 23,000 11,255
International Container Terminal
Services, Inc. 12,880 98,920
Jasa Marga Persero Tbk. PT 11,523 2,507
Jiangsu Expressway Co. Ltd., Class
H 32,000 39,256
JSW Infrastructure Ltd. 1,564 5,441
Motiva Infraestrutura de Mobilidade
SA 23,782 52,291
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 11,860
Novorossiysk Commercial Sea Port
PJSC*‡ 189,696 —
Piraeus Port Authority SA* 460 25,377
Promotora y Operadora de
Infraestructura SAB de CV 3,174 37,482
Qingdao Port International Co. Ltd.,
Class A 5,200 6,297
Qingdao Port International Co. Ltd.,
Class H(b) 23,000 19,132
Salik Co. PJSC 25,828 45,003
Santos Brasil Participacoes SA 27,600 68,771
Saudi Ground Services Co. 1,815 23,564
Investments Shares Value
Transportation Infrastructure
(continued)
Shanghai International Port Group
Co. Ltd., Class A 19,300 $ 15,106
Shenzhen Expressway Corp. Ltd.,
Class H(a) 18,000 15,478
Shenzhen International Holdings Ltd. 26,562 26,596
Sociedad Matriz SAAM SA 217,948 26,256
Taiwan High Speed Rail Corp. 47,000 42,910
TangShan Port Group Co. Ltd., Class
A 23,300 13,119
TAV Havalimanlari Holding A/S* 4,067 24,627
WCE Holdings Bhd.* 64,400 10,494
Westports Holdings Bhd. 17,500 22,978
Wilson Sons SA 9,600 30,351
Zhejiang Expressway Co. Ltd., Class
H 634,000 603,309
2,046,749
Water Utilities -
0.6%
Aguas Andinas SA, Class A 69,842 22,834
AlKhorayef Water & Power
Technologies Co. 690 23,803
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,277
Beijing Enterprises Water Group Ltd.
(a) 132,000 45,233
China Water Affairs Group Ltd.(a) 276,000 217,284
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,800 112,207
Cia de Saneamento de Minas Gerais
Copasa MG 73,600 339,962
Cia De Sanena Do Parana 92,000 560,359
Guangdong Investment Ltd. 56,000 49,865
Luenmei Quantum Co. Ltd., Class A 13,800 11,511
Manila Water Co., Inc. 386,400 243,436
National Central Cooling Co. PJSC 25,990 20,591
VA Tech Wabag Ltd.* 987 17,867
1,675,229
Wireless Telecommunication Services -
1.0%
Advanced Info Service PCL, NVDR 18,400 163,843
America Movil SAB de CV, Series B 436,402 394,717
Axiata Group Bhd. 43,804 27,731
Bharti Airtel Ltd. 39,100 854,454
Bharti Hexacom Ltd. 874 18,435
Celcomdigi Bhd. 60,700 54,651
Etihad Etisalat Co. 6,118 99,816
Far EasTone Telecommunications
Co. Ltd. 30,033 82,208
Indosat Tbk. PT 127,200 17,006
Kuwait Telecommunications Co. 5,658 10,632
Maxis Bhd. 42,000 33,876
Mobile Telecommunications Co.
KSCP 51,474 89,491
Mobile Telecommunications Co.
Saudi Arabia 1,380 3,826
Mobile TeleSystems PJSC*‡ 31,356 —
MTN Group Ltd. 38,686 328,079

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
PLDT, Inc. 2,530 $ 57,121
Sistema AFK PAO*‡ 122,643 —
SK Telecom Co. Ltd. 2,254 91,181
Taiwan Mobile Co. Ltd. 20,000 70,693
TIM SA 18,400 68,065
Turkcell Iletisim Hizmetleri A/S 22,586 51,884
Vodacom Group Ltd. 11,546 88,805
Vodafone Idea Ltd.* 435,022 34,316
Vodafone Qatar QSC 44,198 28,951
XLSMART Telecom Sejahtera Tbk.
PT 199,502 30,553
2,700,334
Total Common Stocks
(Cost $193,402,924) 270,316,335
Number
of Rights
RIGHTS - 0.0%(d)
Electrical Equipment - 0.0%(d)
Inox Wind Ltd., expiring 8/20/2025,
price 120.00 INR* 925 325
Electronic Equipment, Instruments & Components - 0.0%(d)
All Ring Tech Co. Ltd., expiring
9/9/2025, price 14.52 TWD*‡ 176 —
All Ring Tech Co. Ltd., expiring
9/4/2025, price 36.00 TWD*‡ 26 —
Global Brands Manufacture Ltd.,
expiring 8/29/2025* 4,465 6,059
6,059
Metals & Mining - 0.0%(d)
TA Chen Stainless Pipe, expiring
8/25/2025, price 1.00 TWD* 2,116 588
Technology Hardware, Storage & Peripherals - 0.0%
Acer, Inc., expiring 8/15/2025, price
18.20 TWD*‡ 22 —
Total Rights
(Cost $–) 6,972
Number of
Warrants
WARRANTS - 0.0%(d)
Food Products - 0.0%(d)
Guan Chong Bhd., expiring
6/19/2028, price 1.60 MYR (Cost
$–)* 39,100 1,788
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1.2%(e)
REPURCHASE AGREEMENTS - 1.2%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,230,171, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $2,265,533 $ 2,229,902 $ 2,229,902
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$150,019, collateralized by
various Common Stocks; total
market value $165,683 150,000 150,000
Societe Generale
4.44%, dated 7/31/2025, due
8/1/2025, repurchase price
$100,012, collateralized by
various Common Stocks; total
market value $110,972 100,000 100,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $217,044 200,000 200,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$500,062, collateralized by
various Common Stocks; total
market value $551,712 500,000 500,000
3,179,902
Total Securities Lending Reinvestments
(Cost $3,179,902) 3,179,902
Total Investments - 99.3%
(Cost $196,582,826) 273,504,997
Other assets less liabilities - 0.7% 1,825,511
NET ASSETS - 100.0% $275,330,508
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $9,178,974, collateralized in the form of cash
with a value of $3,179,902 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $4,107,152
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 7, 2025 – May
15, 2055 and $2,583,486 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.00%, and maturity dates
ranging from October 22, 2025 – June 30, 2120; a total
value of $9,870,540.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2025, the value of these securities amounted to
approximately $24,281 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $3,179,902.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OJSC — Open Joint Stock Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index 110 09/19/2025 USD $ 6,810,650 $ 179,268
Forward Foreign Currency Contracts
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 224,395 Citibank NA BRL
*
1,270,000 09/17/2025 $ 165
USD 316,551 Morgan Stanley HKD 2,466,137 09/17/2025 1,112
USD 180,827 JPMorgan Chase Bank NA INR
*
15,531,500 09/17/2025 3,892
USD 189,102 Citibank NA KRW
*
254,462,590 09/17/2025 5,128
USD 299,154 Citibank NA TWD
*
8,556,120 09/17/2025 11,423
USD 52,375 Morgan Stanley ZAR 950,000 09/17/2025 4
Total unrealized appreciation $ 21,724
USD 20,996 Goldman Sachs & Co. MXN 404,000 09/17/2025 $ (354)
Total unrealized depreciation $ (354)
Net unrealized appreciation $ 21,370
*
Non-deliverable forward.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Abbreviations: (continued)
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 0.0
†
Belgium 0.0
†
Brazil 5.0%
Cayman Islands 0.0
†
Chile 0.8
China 24.2
Colombia 0.3
Czech Republic 0.1
Egypt 0.3
Germany 0.0
†
Greece 0.7
Hungary 0.3
India 13.9
Indonesia 2.1
Kuwait 0.7
Luxembourg 0.0
†
Malaysia 2.2
Mexico 2.7
Peru 0.4
Philippines 1.0
Qatar 1.5
Romania 0.1
Saudi Arabia 2.2
Singapore 0.0
†
South Africa 4.5
South Korea 13.3
Taiwan 16.3
Thailand 1.7
Turkey 1.1
United Arab Emirates 2.6
United States 0.1
Other
1
1.9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.1%
Rights 0.0
†
Warrants 0.0
†
Securities Lending Reinvestments 1.2
Others
(1)
0.7
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .4%
Aerospace & Defense -
1 .6%
GE Aerospace 22,876 $ 6,201,226
Lockheed Martin Corp. 5,719 2,407,585
8,608,811
Air Freight & Logistics -
0 .9%
CH Robinson Worldwide, Inc. 18,060 2,082,679
Expeditors International of
Washington, Inc.(a) 15,953 1,854,377
United Parcel Service, Inc., Class B 13,545 1,167,037
5,104,093
Automobiles -
1 .2%
Tesla, Inc.* 20,769 6,402,460
Banks -
5 .5%
Bank of America Corp. 160,132 7,569,440
Citigroup, Inc. 92,708 8,686,740
JPMorgan Chase & Co. 38,227 11,324,366
Wells Fargo & Co. 30,100 2,426,963
30,007,509
Beverages -
0 .4%
Molson Coors Beverage Co., Class
B(a) 44,247 2,155,714
Biotechnology -
1 .3%
AbbVie, Inc. 5,418 1,024,110
Amgen, Inc. 9,632 2,842,403
Gilead Sciences, Inc. 24,381 2,737,743
United Therapeutics Corp.* 2,107 578,793
7,183,049
Broadline Retail -
3 .5%
Amazon.com, Inc.* 61,103 14,304,823
eBay, Inc. 39,130 3,590,177
MercadoLibre, Inc.* 577 1,369,735
19,264,735
Building Products -
0 .4%
Carlisle Cos., Inc. 3,913 1,387,980
Masco Corp. 15,050 1,025,357
2,413,337
Capital Markets -
3 .0%
Bank of New York Mellon Corp. (The)
(a) 35,518 3,603,301
Goldman Sachs Group, Inc. (The) 7,869 5,693,930
Morgan Stanley 25,585 3,644,839
Robinhood Markets, Inc., Class A* 3,612 372,216
State Street Corp. 27,993 3,128,218
16,442,504
Chemicals -
0 .4%
CF Industries Holdings, Inc. 23,779 2,207,405
Investments Shares Value
Communications Equipment -
1 .9%
Arista Networks, Inc.* 14,448 $ 1,780,283
Cisco Systems, Inc. 109,865 7,479,609
F5, Inc.* 2,107 660,376
Motorola Solutions, Inc. 602 264,266
10,184,534
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 1,204 755,498
Consumer Finance -
2 .0%
Ally Financial, Inc.(a) 44,548 1,686,142
Capital One Financial Corp. 27,993 6,018,495
Synchrony Financial 43,043 2,998,806
10,703,443
Consumer Staples Distribution & Retail -
0 .6%
Kroger Co. (The)(a) 40,635 2,848,514
Target Corp. 2,107 211,753
3,060,267
Diversified REITs -
0 .0% (b)
WP Carey, Inc., REIT(a) 2,107 135,185
Diversified Telecommunication Services -
0 .9%
AT&T, Inc. 175,483 4,809,989
Electric Utilities -
2 .5%
Edison International 14,147 737,342
Evergy, Inc. 13,244 937,675
Exelon Corp. 68,026 3,057,088
NRG Energy, Inc. 18,361 3,069,959
PPL Corp. 79,765 2,846,813
Southern Co. (The)(a) 34,013 3,213,548
13,862,425
Electrical Equipment -
0 .1%
Emerson Electric Co. 1,204 175,194
GE Vernova, Inc. 903 596,242
771,436
Electronic Equipment, Instruments & Components -
0 .6%
Jabil, Inc. 10,836 2,418,270
Zebra Technologies Corp., Class A* 2,107 714,315
3,132,585
Entertainment -
1 .8%
Electronic Arts, Inc. 6,321 963,889
Netflix, Inc.* 4,216 4,888,031
Spotify Technology SA* 5,748 3,601,352
Warner Bros Discovery, Inc.* 44,849 590,661
10,043,933
Financial Services -
3 .1%
Berkshire Hathaway, Inc., Class B* 25,284 11,931,014

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Fidelity National Information
Services, Inc. 21,672 $ 1,720,973
Fiserv, Inc.* 11,739 1,631,017
PayPal Holdings, Inc.* 24,983 1,717,831
17,000,835
Food Products -
0 .1%
General Mills, Inc.(a) 15,652 766,635
Health Care Equipment & Supplies -
1 .2%
Abbott Laboratories 6,020 759,664
GE HealthCare Technologies, Inc. 5,117 364,945
Hologic, Inc.* 12,642 844,738
IDEXX Laboratories, Inc.* 1,505 804,137
Medtronic plc 4,214 380,271
ResMed, Inc. 11,438 3,110,450
Stryker Corp. 610 239,565
6,503,770
Health Care Providers & Services -
3 .2%
Cardinal Health, Inc. 9,030 1,401,637
Cencora, Inc. 10,535 3,013,853
Centene Corp.* 25,886 674,848
Cigna Group (The) 11,739 3,138,774
DaVita, Inc.* 12,040 1,690,055
HCA Healthcare, Inc. 4,214 1,491,714
McKesson Corp. 6,301 4,369,995
Tenet Healthcare Corp.* 6,923 1,116,541
Universal Health Services, Inc.,
Class B 1,505 250,507
17,147,924
Health Care Technology -
0 .1%
Veeva Systems, Inc., Class A* 2,107 598,809
Hotel & Resort REITs -
0 .4%
Host Hotels & Resorts, Inc., REIT 129,129 2,029,908
Hotels, Restaurants & Leisure -
1 .6%
Booking Holdings, Inc. 658 3,621,671
DoorDash, Inc., Class A* 5,719 1,431,180
Expedia Group, Inc. 3,612 650,955
Royal Caribbean Cruises Ltd.(a) 8,729 2,774,687
8,478,493
Household Durables -
0 .4%
NVR, Inc.* 301 2,272,396
Household Products -
1 .7%
Colgate-Palmolive Co. 17,759 1,489,092
Kimberly-Clark Corp. 16,254 2,025,574
Procter & Gamble Co. (The) 37,324 5,616,142
9,130,808
Industrial Conglomerates -
0 .4%
3M Co. 15,050 2,245,761
Investments Shares Value
Insurance -
1 .6%
Aflac, Inc. 26,789 $ 2,661,755
American International Group, Inc.(a) 34,314 2,663,796
MetLife, Inc.(a) 32,207 2,446,122
Prudential Financial, Inc.(a) 6,321 654,729
8,426,402
Interactive Media & Services -
8 .8%
Alphabet, Inc., Class A 83,076 15,942,284
Alphabet, Inc., Class C 80,066 15,441,529
Meta Platforms, Inc., Class A 21,070 16,296,381
47,680,194
IT Services -
1 .1%
Accenture plc, Class A 9,632 2,572,707
Cognizant Technology Solutions
Corp., Class A(a) 22,575 1,619,982
Gartner, Inc.* 1,505 509,668
GoDaddy, Inc., Class A* 8,127 1,313,161
6,015,518
Life Sciences Tools & Services -
0 .4%
ICON plc* 3,612 611,114
Mettler-Toledo International, Inc.*(a) 1,050 1,295,364
Waters Corp.*(a) 1,505 434,584
2,341,062
Machinery -
2 .6%
Caterpillar, Inc. 12,341 5,405,605
Cummins, Inc. 4,214 1,549,151
Illinois Tool Works, Inc.(a) 14,147 3,621,208
Snap-on, Inc. 6,923 2,223,598
Westinghouse Air Brake
Technologies Corp. 7,224 1,387,369
14,186,931
Media -
0 .6%
Comcast Corp., Class A 30,401 1,010,225
Fox Corp., Class A 26,187 1,460,187
Omnicom Group, Inc. 7,826 563,864
3,034,276
Metals & Mining -
0 .9%
Agnico Eagle Mines Ltd. 12,341 1,534,726
Newmont Corp. 56,588 3,514,115
5,048,841
Multi-Utilities -
1 .0%
Consolidated Edison, Inc. 25,886 2,679,201
Public Service Enterprise Group, Inc. 32,508 2,918,893
5,598,094
Oil, Gas & Consumable Fuels -
1 .4%
EOG Resources, Inc. 26,789 3,215,216
Marathon Petroleum Corp. 9,632 1,639,270
Valero Energy Corp. 19,565 2,686,470
7,540,956

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals -
3 .8%
Bristol-Myers Squibb Co. 98,728 $ 4,275,910
Eli Lilly & Co. 4,816 3,564,177
Johnson & Johnson 47,859 7,884,292
Merck & Co., Inc. 46,053 3,597,660
Royalty Pharma plc, Class A 19,565 719,992
Viatris, Inc.(a) 77,357 676,100
20,718,131
Professional Services -
0 .9%
Automatic Data Processing, Inc. 4,816 1,490,552
Leidos Holdings, Inc. 16,555 2,643,006
Paychex, Inc. 5,418 781,980
SS&C Technologies Holdings, Inc. 2,107 180,106
5,095,644
Real Estate Management & Development -
0 .6%
CBRE Group, Inc., Class A* 21,070 3,281,442
Residential REITs -
0 .5%
AvalonBay Communities, Inc.,
REIT(a) 1,505 280,352
Equity Residential, REIT(a) 3,311 209,255
Essex Property Trust, Inc., REIT(a) 8,729 2,271,111
Mid-America Apartment
Communities, Inc., REIT 903 128,614
2,889,332
Retail REITs -
0 .5%
Simon Property Group, Inc., REIT 16,856 2,760,844
Semiconductors & Semiconductor Equipment -
12 .9%
Analog Devices, Inc. 3,612 811,363
Applied Materials, Inc. 19,264 3,468,676
Broadcom, Inc. 51,471 15,117,033
KLA Corp. 4,515 3,968,820
Lam Research Corp. 18,662 1,769,904
NVIDIA Corp. 236,285 42,028,013
QUALCOMM, Inc. 20,468 3,003,884
70,167,693
Software -
9 .7%
Adobe, Inc.* 8,127 2,906,947
AppLovin Corp., Class A* 3,311 1,293,608
Check Point Software Technologies
Ltd.* 12,341 2,297,894
Fair Isaac Corp.* 1,299 1,866,299
Fortinet, Inc.*(a) 26,488 2,646,151
Gen Digital, Inc. 5,418 159,777
Intuit, Inc. 7,864 6,174,262
Manhattan Associates, Inc.* 2,107 462,824
Microsoft Corp. 56,588 30,189,698
Oracle Corp. 1,486 377,102
Palantir Technologies, Inc., Class A* 11,438 1,811,207
Roper Technologies, Inc. 1,806 994,022
Salesforce, Inc. 5,117 1,321,875
Investments Shares Value
Software
(continued)
Zoom Communications, Inc., Class
A* 3,612 $ 267,469
52,769,135
Specialized REITs -
0 .4%
Public Storage, REIT 7,224 1,964,494
Specialty Retail -
1 .7%
AutoZone, Inc.* 602 2,268,565
Best Buy Co., Inc. 12,341 802,905
Home Depot, Inc. (The) 8,127 2,986,754
Lowe's Cos., Inc. 6,923 1,547,775
Williams-Sonoma, Inc. 9,331 1,745,364
9,351,363
Technology Hardware, Storage & Peripherals -
7 .1%
Apple, Inc. 167,055 34,675,607
Dell Technologies, Inc., Class C 12,341 1,637,527
NetApp, Inc. 23,177 2,413,421
38,726,555
Textiles, Apparel & Luxury Goods -
0 .3%
Deckers Outdoor Corp.* 15,953 1,693,730
Tobacco -
1 .5%
Altria Group, Inc. 70,735 4,381,326
Philip Morris International, Inc. 21,371 3,505,912
7,887,238
Trading Companies & Distributors -
0 .2%
WW Grainger, Inc. 903 938,705
Total Common Stocks
(Cost $442,788,251) 541,540,831
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 5 .4% (c)
REPURCHASE AGREEMENTS - 5 .4%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$15,608,890, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $15,856,389 $ 15,607,008 15,607,008
MetLife, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$9,001,090, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $9,161,477 9,000,000 9,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$16,630, collateralized by various
Common Stocks; total market
value $18,069 $ 16,628 $ 16,628
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$5,000,619, collateralized by
various Common Stocks; total
market value $5,517,115 5,000,000 5,000,000
29,623,636
Total Securities Lending Reinvestments
(Cost $29,623,636) 29,623,636
Total Investments - 104.8%
(Cost $472,411,887) 571,164,467
Liabilities in excess of other assets - (4.8%) (26,073,968)
NET ASSETS - 100.0% $545,090,499
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $29,042,772, collateralized in the form of cash
with a value of $29,623,635 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $213,803
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 7, 2025 –
August 15, 2054; a total value of $29,837,438.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $29,623,636.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 3 09/19/2025 USD $ 956,137 $ 12,865
S&P 500 Micro E-Mini Index 79 09/19/2025 USD 2,517,829 118,450
$ 131,315
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .4%
Securities Lending Reinvestments 5 .4
Others
(1)
( 4 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.4%
Air Freight & Logistics -
0.3%
Expeditors International of
Washington, Inc. 264 $ 30,687
FedEx Corp. 396 88,502
United Parcel Service, Inc., Class B 3,399 292,858
412,047
Automobile Components -
0.0%(a)
Aptiv plc* 374 25,671
Automobiles -
2.9%
General Motors Co. 4,554 242,910
Tesla, Inc.* 10,593 3,265,504
3,508,414
Banks -
6.6%
Bank of America Corp. 32,604 1,541,191
Citigroup, Inc. 10,626 995,656
Citizens Financial Group, Inc. 1,320 62,990
Fifth Third Bancorp 1,947 80,937
JPMorgan Chase & Co. 15,642 4,633,786
KeyCorp 3,267 58,545
Regions Financial Corp. 3,003 76,066
Truist Financial Corp.(b) 4,884 213,479
US Bancorp 7,458 335,312
7,997,962
Beverages -
2.4%
Coca-Cola Co. (The) 22,143 1,503,288
Coca-Cola Europacific Partners plc 1,190 115,335
Constellation Brands, Inc., Class A(b) 462 77,173
Keurig Dr Pepper, Inc. 6,402 209,025
Monster Beverage Corp.* 1,972 115,855
PepsiCo, Inc. 6,501 896,618
2,917,294
Biotechnology -
1.2%
AbbVie, Inc. 3,333 630,004
Gilead Sciences, Inc. 2,376 266,801
Incyte Corp.* 363 27,185
Moderna, Inc.*(b) 396 11,706
Vertex Pharmaceuticals, Inc.* 1,221 557,838
1,493,534
Broadline Retail -
5.5%
Amazon.com, Inc.* 27,621 6,466,352
eBay, Inc. 2,046 187,721
6,654,073
Building Products -
0.7%
Allegion plc 408 67,696
Carrier Global Corp. 1,518 104,165
Lennox International, Inc. 165 100,485
Owens Corning 330 46,012
Investments Shares Value
Building Products
(continued)
Trane Technologies plc 1,254 $ 549,352
867,710
Capital Markets -
3.8%
Bank of New York Mellon Corp. (The)
(b) 3,366 341,481
BlackRock, Inc. 825 912,458
FactSet Research Systems, Inc. 99 39,887
Goldman Sachs Group, Inc. (The) 1,452 1,050,653
Intercontinental Exchange, Inc. 3,234 597,740
Moody's Corp. 297 153,172
Morgan Stanley 2,277 324,382
MSCI, Inc.(b) 231 129,674
Nasdaq, Inc. 1,683 161,938
S&P Global, Inc. 1,452 800,197
State Street Corp. 1,089 121,696
4,633,278
Chemicals -
0.4%
Corteva, Inc. 2,673 192,803
Dow, Inc. 1,716 39,966
DuPont de Nemours, Inc. 1,155 83,044
Sherwin-Williams Co. (The) 660 218,381
534,194
Commercial Services & Supplies -
0.6%
Cintas Corp. 1,980 440,649
Republic Services, Inc. 396 91,337
Veralto Corp. 693 72,647
Waste Management, Inc. 693 158,808
763,441
Communications Equipment -
1.4%
Arista Networks, Inc.* 3,069 378,162
Cisco Systems, Inc. 18,810 1,280,585
1,658,747
Construction & Engineering -
0.0%(a)
AECOM 495 55,806
Construction Materials -
0.3%
CRH plc 2,541 242,539
Vulcan Materials Co. 363 99,705
342,244
Consumer Staples Distribution & Retail -
4.3%
Costco Wholesale Corp. 2,079 1,953,512
Dollar General Corp.(b) 627 65,772
Dollar Tree, Inc.* 957 108,667
Kroger Co. (The) 3,564 249,837
Sprouts Farmers Market, Inc.* 204 30,914
Sysco Corp. 2,739 218,025
Target Corp. 1,188 119,394
US Foods Holding Corp.* 476 39,665

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Walmart, Inc. 24,981 $ 2,447,638
5,233,424
Containers & Packaging -
0.1%
Ball Corp. 924 52,908
Smurfit WestRock plc 2,475 109,841
162,749
Diversified Telecommunication Services -
0.7%
AT&T, Inc. 13,431 368,144
Verizon Communications, Inc. 11,715 500,933
869,077
Electric Utilities -
1.1%
Alliant Energy Corp. 693 45,052
American Electric Power Co., Inc. 2,508 283,755
Duke Energy Corp. 1,419 172,607
Edison International 1,287 67,079
Eversource Energy 693 45,807
Exelon Corp. 3,795 170,547
NextEra Energy, Inc. 5,808 412,717
NRG Energy, Inc. 561 93,799
1,291,363
Electrical Equipment -
0.2%
Emerson Electric Co. 1,056 153,658
Rockwell Automation, Inc. 429 150,884
304,542
Electronic Equipment, Instruments & Components -
0.2%
CDW Corp. 759 132,354
Flex Ltd.*(b) 693 34,560
TE Connectivity plc 561 115,426
282,340
Energy Equipment & Services -
0.3%
Baker Hughes Co. 1,848 83,253
Schlumberger NV 7,029 237,580
320,833
Entertainment -
1.7%
Electronic Arts, Inc. 858 130,836
Netflix, Inc.* 792 918,245
Walt Disney Co. (The) 8,481 1,010,172
2,059,253
Financial Services -
5.6%
Apollo Global Management, Inc. 2,442 354,871
Berkshire Hathaway, Inc., Class B*(b) 7,590 3,581,569
Block, Inc., Class A*(b) 1,584 122,380
Fidelity National Information
Services, Inc. 1,496 118,797
Fiserv, Inc.* 1,518 210,911
Mastercard, Inc., Class A 2,310 1,308,546
Visa, Inc., Class A(b) 3,201 1,105,850
6,802,924
Investments Shares Value
Food Products -
1.0%
Archer-Daniels-Midland Co. 2,277 $ 123,368
Bunge Global SA 726 57,906
Conagra Brands, Inc. 3,069 56,040
General Mills, Inc. 2,937 143,854
Hershey Co. (The) 495 92,134
J M Smucker Co. (The) 363 38,964
Kellanova 1,782 142,257
Kraft Heinz Co. (The) 3,828 105,117
McCormick & Co., Inc. (Non-Voting) 957 67,593
Mondelez International, Inc., Class A 4,983 322,350
Tyson Foods, Inc., Class A 825 43,148
1,192,731
Ground Transportation -
0.8%
Grab Holdings Ltd., Class A* 5,082 24,851
Uber Technologies, Inc.* 7,755 680,501
Union Pacific Corp. 1,089 241,726
XPO, Inc.*(b) 462 55,574
1,002,652
Health Care Equipment & Supplies -
2.1%
Abbott Laboratories 8,217 1,036,903
Baxter International, Inc. 1,188 25,851
Becton Dickinson & Co. 495 88,234
Boston Scientific Corp.* 2,739 287,376
GE HealthCare Technologies, Inc. 1,650 117,678
Hologic, Inc.* 1,254 83,792
IDEXX Laboratories, Inc.* 231 123,426
Medtronic plc 3,597 324,593
Stryker Corp.(b) 1,353 531,364
2,619,217
Health Care Providers & Services -
1.5%
Cardinal Health, Inc. 1,386 215,135
Cencora, Inc. 858 245,457
Cigna Group (The) 495 132,353
CVS Health Corp. 7,161 444,698
Elevance Health, Inc. 1,056 298,932
Labcorp Holdings, Inc. 165 42,913
McKesson Corp. 594 411,963
1,791,451
Health Care REITs -
0.6%
Alexandria Real Estate Equities, Inc.,
REIT 462 35,311
Healthpeak Properties, Inc., REIT 2,145 36,336
Ventas, Inc., REIT 1,716 115,281
Welltower, Inc., REIT 3,069 506,600
693,528
Hotels, Restaurants & Leisure -
2.4%
Booking Holdings, Inc. 154 847,625
Carnival Corp.* 3,399 101,188
Chipotle Mexican Grill, Inc.* 5,148 220,746
Domino's Pizza, Inc. 69 31,961
Expedia Group, Inc. 462 83,262
Flutter Entertainment plc* 825 249,365

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Hilton Worldwide Holdings, Inc. 1,122 $ 300,786
Marriott International, Inc., Class A 1,155 304,724
McDonald's Corp. 2,013 604,041
Yum! Brands, Inc. 1,056 152,222
2,895,920
Household Durables -
0.0%(a)
Somnigroup International, Inc.(b) 792 57,325
Household Products -
2.3%
Church & Dwight Co., Inc. 924 86,643
Clorox Co. (The) 693 87,013
Colgate-Palmolive Co. 4,653 390,154
Kimberly-Clark Corp. 1,914 238,523
Procter & Gamble Co. (The) 13,266 1,996,135
2,798,468
Independent Power and Renewable Electricity Producers
-
0.2%
Vistra Corp. 957 199,573
Insurance -
2.1%
Aflac, Inc. 2,673 265,589
Allstate Corp. (The) 990 201,218
American International Group, Inc.(b) 3,267 253,617
Aon plc, Class A 1,023 363,891
Chubb Ltd. 1,056 280,938
Hartford Insurance Group, Inc. (The) 825 102,622
Marsh & McLennan Cos., Inc. 1,848 368,122
MetLife, Inc.(b) 2,211 167,925
Principal Financial Group, Inc. 1,054 82,033
RenaissanceRe Holdings Ltd. 102 24,862
Travelers Cos., Inc. (The) 850 221,204
Unum Group 825 59,243
Willis Towers Watson plc 462 145,904
2,537,168
Interactive Media & Services -
5.4%
Meta Platforms, Inc., Class A 8,481 6,559,545
IT Services -
2.2%
Accenture plc, Class A 3,828 1,022,459
Akamai Technologies, Inc.* 272 20,757
Cognizant Technology Solutions
Corp., Class A 957 68,674
Gartner, Inc.* 231 78,228
GoDaddy, Inc., Class A* 528 85,314
International Business Machines
Corp. 5,247 1,328,278
MongoDB, Inc.* 165 39,252
Okta, Inc.* 330 32,274
Twilio, Inc., Class A* 429 55,341
2,730,577
Investments Shares Value
Life Sciences Tools & Services -
0.2%
IQVIA Holdings, Inc.* 660 $ 122,667
Mettler-Toledo International, Inc.* 66 81,423
Revvity, Inc.(b) 231 20,305
224,395
Machinery -
1.2%
Cummins, Inc. 660 242,629
Deere & Co. 1,023 536,431
Fortive Corp. 594 28,470
Ingersoll Rand, Inc.(b) 1,496 126,606
Lincoln Electric Holdings, Inc. 132 32,142
Nordson Corp. 99 21,207
Otis Worldwide Corp. 1,848 158,355
Pentair plc 759 77,570
Stanley Black & Decker, Inc. 759 51,346
Westinghouse Air Brake
Technologies Corp. 330 63,377
Xylem, Inc. 680 98,342
1,436,475
Media -
0.2%
Comcast Corp., Class A 6,831 226,994
Omnicom Group, Inc. 990 71,330
298,324
Metals & Mining -
0.3%
Freeport-McMoRan, Inc. 4,080 164,179
Newmont Corp. 4,257 264,360
428,539
Multi-Utilities -
0.3%
CMS Energy Corp.(b) 495 36,531
Consolidated Edison, Inc. 660 68,310
NiSource, Inc.(b) 990 42,025
Public Service Enterprise Group, Inc. 1,881 168,895
315,761
Oil, Gas & Consumable Fuels -
3.4%
Chevron Corp. 10,824 1,641,351
Diamondback Energy, Inc. 363 53,964
EQT Corp. 2,838 152,542
Exxon Mobil Corp. 20,328 2,269,418
4,117,275
Personal Care Products -
0.2%
Estee Lauder Cos., Inc. (The), Class
A 561 52,364
Kenvue, Inc. 9,108 195,275
247,639
Pharmaceuticals -
5.5%
Eli Lilly & Co. 3,993 2,955,099
Johnson & Johnson 13,629 2,245,241
Merck & Co., Inc. 11,715 915,176
Pfizer, Inc. 10,362 241,331
Zoetis, Inc. 2,145 312,720
6,669,567

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Professional Services -
0.7%
Automatic Data Processing, Inc. 1,914 $ 592,383
Broadridge Financial Solutions, Inc. 429 106,182
Verisk Analytics, Inc. 660 183,948
882,513
Real Estate Management & Development -
0.2%
CBRE Group, Inc., Class A* 1,716 267,250
Residential REITs -
0.0%(a)
Essex Property Trust, Inc., REIT 198 51,516
Semiconductors & Semiconductor Equipment -
9.0%
Advanced Micro Devices, Inc.* 4,521 797,098
Intel Corp. 20,264 401,227
KLA Corp. 231 203,056
Lam Research Corp. 2,376 225,340
Marvell Technology, Inc.(b) 2,442 196,264
Micron Technology, Inc. 6,336 691,511
NVIDIA Corp. 40,557 7,213,874
NXP Semiconductors NV 1,155 246,904
ON Semiconductor Corp.*(b) 759 42,777
QUALCOMM, Inc. 3,003 440,720
Skyworks Solutions, Inc. 442 30,295
Texas Instruments, Inc. 2,541 460,073
10,949,139
Software -
8.0%
Adobe, Inc.* 1,188 424,936
Autodesk, Inc.* 1,188 360,095
Check Point Software Technologies
Ltd.* 231 43,012
Crowdstrike Holdings, Inc., Class A* 693 315,017
Gen Digital, Inc. 2,739 80,773
Guidewire Software, Inc.* 306 69,223
HubSpot, Inc.* 198 102,891
Intuit, Inc. 792 621,823
Microsoft Corp. 12,276 6,549,246
Palo Alto Networks, Inc.* 2,475 429,660
ServiceNow, Inc.* 792 746,951
9,743,627
Specialized REITs -
0.9%
American Tower Corp., REIT 2,244 467,627
Equinix, Inc., REIT 363 285,017
Iron Mountain, Inc., REIT 1,156 112,548
VICI Properties, Inc., Class A,
REIT(b) 4,983 162,446
Weyerhaeuser Co., REIT 3,795 95,065
1,122,703
Specialty Retail -
2.2%
AutoZone, Inc.* 33 124,356
Best Buy Co., Inc. 1,023 66,556
Burlington Stores, Inc.* 136 37,123
Home Depot, Inc. (The) 1,848 679,158
Investments Shares Value
Specialty Retail
(continued)
Lowe's Cos., Inc. 2,079 $ 464,802
Ross Stores, Inc. 1,287 175,727
TJX Cos., Inc. (The) 6,336 789,022
Tractor Supply Co. 2,508 142,831
Ulta Beauty, Inc.* 264 135,963
Williams-Sonoma, Inc. 693 129,626
2,745,164
Technology Hardware, Storage & Peripherals -
5.5%
Apple, Inc. 29,502 6,123,730
Hewlett Packard Enterprise Co. 7,446 154,058
HP, Inc. 5,016 124,397
NetApp, Inc. 447 46,546
Super Micro Computer, Inc.* 2,890 170,423
Western Digital Corp. 990 77,903
6,697,057
Textiles, Apparel & Luxury Goods -
0.4%
Deckers Outdoor Corp.* 561 59,561
Lululemon Athletica, Inc.* 627 125,732
NIKE, Inc., Class B 2,079 155,281
Tapestry, Inc. 1,190 128,556
469,130
Trading Companies & Distributors -
0.2%
Ferguson Enterprises, Inc. 1,122 250,576
Water Utilities -
0.1%
American Water Works Co., Inc. 1,088 152,581
Total Common Stocks
(Cost $93,749,983) 121,338,306
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3.4%(c)
REPURCHASE AGREEMENTS - 3.4%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,444,307, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $1,467,208 $ 1,444,133 1,444,133
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,000,242, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $2,019,272 2,000,000 2,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$700,087, collateralized by
various Common Stocks; total
market value $772,396 $ 700,000 $ 700,000
4,144,133
Total Securities Lending Reinvestments
(Cost $4,144,133) 4,144,133
Total Investments - 102.8%
(Cost $97,894,116) 125,482,439
Liabilities in excess of other assets - (2.8%) (3,461,358)
NET ASSETS - 100.0% $122,021,081
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $4,539,025, collateralized in the form of cash
with a value of $4,144,133 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $530,463 of
collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 7, 2025 –
November 15, 2054 and $8,339 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.00%, and maturity dates
ranging from October 22, 2025 – June 22, 2071; a total
value of $4,682,935.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $4,144,133.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 22 09/19/2025 USD $ 701,168 $ 36,603
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.4%
Securities Lending Reinvestments 3.4
Others
(1)
(2.8)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.1%
Air Freight & Logistics -
0.3%
Deutsche Post AG 940 $ 42,443
DSV A/S(a) 500 112,311
Nippon Express Holdings, Inc. 200 4,407
United Parcel Service, Inc., Class B 1,040 89,606
248,767
Automobile Components -
0.3%
Aisin Corp. 1,200 16,737
Bridgestone Corp. 2,000 81,478
Cie Generale des Etablissements
Michelin SCA 2,440 87,300
Continental AG 221 19,022
Denso Corp. 4,000 54,646
Niterra Co. Ltd. 700 24,298
283,481
Automobiles -
0.8%
Bayerische Motoren Werke AG 540 51,843
Ferrari NV 180 79,379
General Motors Co. 2,220 118,415
Honda Motor Co. Ltd.(a) 12,000 125,107
Mazda Motor Corp. 1,100 6,660
Mercedes-Benz Group AG 1,720 98,628
Mitsubishi Motors Corp.(a) 1,900 5,047
Nissan Motor Co. Ltd.*(a) 4,700 10,044
Renault SA 466 17,446
Stellantis NV 5,100 45,314
Subaru Corp. 1,600 29,550
Suzuki Motor Corp. 6,000 66,441
Volkswagen AG (Preference) 520 54,827
Yamaha Motor Co. Ltd. 2,300 16,712
725,413
Banks -
10.8%
ABN AMRO Bank NV, CVA(b) 1,380 40,056
AIB Group plc 4,948 39,359
ANZ Group Holdings Ltd. 8,200 162,188
Banca Monte dei Paschi di Siena
SpA(a) 2,743 23,440
Banca Popolare di Sondrio SpA 380 5,228
Banco Bilbao Vizcaya Argentaria SA 14,680 245,981
Banco BPM SpA 3,440 44,097
Banco Comercial Portugues SA,
Class R 9,140 7,549
Banco Santander SA 38,380 331,040
Bank of Ireland Group plc 2,111 28,523
Bank of Montreal(a) 1,700 188,057
Bank Polska Kasa Opieki SA 540 29,603
Bankinter SA 2,820 40,345
Banque Cantonale Vaudoise
(Registered) 87 10,098
Barclays plc 30,220 148,489
BAWAG Group AG(b) 161 20,417
Investments Shares Value
Banks
(continued)
Bendigo & Adelaide Bank Ltd. 1,843 $ 14,536
BNP Paribas SA 3,560 326,212
BPER Banca SpA 3,800 37,560
CaixaBank SA 9,480 89,515
Canadian Imperial Bank of
Commerce 2,220 159,015
Citigroup, Inc. 5,720 535,964
Commerzbank AG 1,061 38,908
Commonwealth Bank of Australia 5,240 600,228
Danske Bank A/S 1,200 47,946
DBS Group Holdings Ltd. 1,980 73,120
DNB Bank ASA 2,300 58,609
Erste Group Bank AG 437 40,289
FinecoBank Banca Fineco SpA 1,813 38,845
Hachijuni Bank Ltd. (The)(a) 1,900 17,271
Hang Seng Bank Ltd. 1,900 27,738
HSBC Holdings plc 45,240 552,465
Intesa Sanpaolo SpA 14,440 87,512
Japan Post Bank Co. Ltd. 5,700 64,198
JPMorgan Chase & Co. 12,460 3,691,150
KBC Group NV 440 46,211
Lloyds Banking Group plc(a) 155,400 159,995
Mediobanca Banca di Credito
Finanziario SpA(a) 1,254 27,758
Mitsubishi UFJ Financial Group, Inc. 32,000 448,759
National Australia Bank Ltd. 4,800 120,251
National Bank of Canada 700 72,975
NatWest Group plc 17,800 124,138
Nordea Bank Abp 8,880 130,094
Oversea-Chinese Banking Corp. Ltd. 10,000 130,034
Resona Holdings, Inc.(a) 6,000 55,377
Ringkjoebing Landbobank A/S 95 21,026
Royal Bank of Canada 2,260 290,626
Santander Bank Polska SA 46 6,768
Skandinaviska Enskilda Banken AB,
Class A 3,640 63,925
Societe Generale SA 2,660 170,370
SpareBank 1 Sor-Norge ASA 120 2,115
Standard Chartered plc 3,540 63,735
Svenska Handelsbanken AB, Class A 4,220 51,757
Swedbank AB, Class A 2,440 65,276
Sydbank A/S 228 16,989
UniCredit SpA 1,600 118,356
Westpac Banking Corp. 9,100 198,153
10,250,239
Beverages -
1.2%
Anheuser-Busch InBev SA/NV 1,560 91,775
Asahi Group Holdings Ltd. 1,900 24,227
Carlsberg A/S, Class B 174 21,841
Coca-Cola Co. (The) 8,900 604,221
Coca-Cola Europacific Partners plc 600 58,152
Coca-Cola HBC AG 391 20,418
Davide Campari-Milano NV(a) 222 1,540

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Diageo plc 4,940 $ 121,137
Heineken Holding NV 149 10,130
Heineken NV 780 61,653
Kirin Holdings Co. Ltd. 1,700 22,581
Pernod Ricard SA 720 74,464
Treasury Wine Estates Ltd. 2,394 11,668
1,123,807
Biotechnology -
0.6%
CSL Ltd. 1,300 226,745
Genmab A/S* 65 14,331
Swedish Orphan Biovitrum AB* 589 16,270
Vertex Pharmaceuticals, Inc.* 580 264,985
522,331
Broadline Retail -
5.9%
Allegro.eu SA*(b) 1,012 10,032
Amazon.com, Inc.* 21,340 4,995,907
Dollarama, Inc. 420 57,531
eBay, Inc. 1,040 95,420
Isetan Mitsukoshi Holdings Ltd.(a) 1,500 21,484
J Front Retailing Co. Ltd.(a) 1,300 17,687
Next plc 200 32,581
Prosus NV 1,780 102,354
Rakuten Group, Inc.* 6,000 30,778
Ryohin Keikaku Co. Ltd. 1,400 66,700
Wesfarmers Ltd. 3,520 194,340
5,624,814
Building Products -
0.7%
Assa Abloy AB, Class B 2,440 80,952
Belimo Holding AG (Registered) 21 24,658
Cie de Saint-Gobain SA 1,620 185,973
Geberit AG (Registered) 95 73,000
Lennox International, Inc.(a) 60 36,540
Lixil Corp.(a) 1,300 15,160
Nibe Industrier AB, Class B 1,544 7,138
ROCKWOOL A/S, Class B 200 8,785
Trane Technologies plc 520 227,802
660,008
Capital Markets -
2.0%
3i Group plc 2,500 137,331
Aberdeen Group plc 3,700 9,822
Allfunds Group plc 824 5,753
ASX Ltd. 540 24,355
Bank of New York Mellon Corp. (The)
(a) 1,160 117,682
BlackRock, Inc. 440 486,644
Daiwa Securities Group, Inc. 6,000 42,141
EQT AB(a) 2,260 76,115
Euronext NV(b) 140 22,690
Hong Kong Exchanges & Clearing
Ltd. 2,300 125,108
ICG plc 358 10,319
Investments Shares Value
Capital Markets
(continued)
IG Group Holdings plc 853 $ 12,756
Intercontinental Exchange, Inc. 2,180 402,929
Investec plc 714 5,305
Julius Baer Group Ltd. 363 24,684
London Stock Exchange Group plc 860 105,386
Macquarie Group Ltd. 1,100 153,956
Man Group plc 2,576 5,621
Partners Group Holding AG(a) 60 81,387
Schroders plc 252 1,304
Swissquote Group Holding SA
(Registered) 40 26,821
1,878,109
Chemicals -
0.5%
Air Liquide SA 600 118,667
Akzo Nobel NV 378 23,830
Arkema SA 62 4,251
Asahi Kasei Corp. 3,800 26,651
BASF SE 1,860 91,882
Croda International plc 361 12,478
DSM-Firmenich AG 266 25,732
Dyno Nobel Ltd. 3,726 7,053
FUCHS SE (Preference) 135 6,218
Hexpol AB 792 6,853
Mitsubishi Chemical Group Corp. 3,800 20,887
Nippon Sanso Holdings Corp. 500 17,854
Nitto Denko Corp. 1,400 29,219
Novonesis Novozymes B 720 47,022
Orica Ltd. 1,198 16,491
Syensqo SA 55 4,404
Yara International ASA 492 18,359
477,851
Commercial Services & Supplies -
0.8%
Brambles Ltd. 3,960 60,962
Cintas Corp. 1,040 231,452
Downer EDI Ltd. 2,477 11,020
Elis SA 446 12,374
ISS A/S 598 17,280
Rentokil Initial plc 5,225 26,240
Republic Services, Inc., Class A 340 78,421
Securitas AB, Class B 1,131 16,861
SPIE SA 466 27,495
TOPPAN Holdings, Inc. 600 16,318
Waste Connections, Inc. 580 108,545
Waste Management, Inc. 560 128,330
735,298
Communications Equipment -
0.5%
Cisco Systems, Inc. 6,040 411,203
Nokia OYJ 8,120 33,346
444,549
Construction & Engineering -
0.5%
Ackermans & van Haaren NV 53 13,066
ACS Actividades de Construccion y
Servicios SA(a) 405 27,998

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Balfour Beatty plc 1,015 $ 7,293
Bouygues SA 562 23,253
Eiffage SA 222 29,894
Ferrovial SE 926 47,587
HOCHTIEF AG 46 10,093
Obayashi Corp. 1,900 28,135
Skanska AB, Class B 616 14,397
Sweco AB, Class B 632 9,992
Vinci SA 1,600 222,684
Worley Ltd. 1,517 13,039
447,431
Construction Materials -
0.2%
Buzzi SpA 244 12,768
Holcim AG 1,660 132,833
Wienerberger AG 285 9,629
155,230
Consumer Finance -
0.0%(c)
Cembra Money Bank AG 46 5,175
Marui Group Co. Ltd. 900 18,425
23,600
Consumer Staples Distribution & Retail -
2.9%
Aeon Co. Ltd.(a) 2,000 64,228
Axfood AB 221 6,614
Carrefour SA 1,881 27,062
Costco Wholesale Corp. 1,000 939,640
Dollar Tree, Inc.* 420 47,691
J Sainsbury plc 3,108 12,479
Jeronimo Martins SGPS SA 703 17,219
Kesko OYJ, Class B(a) 472 10,308
Koninklijke Ahold Delhaize NV 2,400 95,043
Kroger Co. (The) 980 68,698
Marks & Spencer Group plc 6,600 30,395
Walmart, Inc. 13,200 1,293,336
Woolworths Group Ltd. 4,140 83,991
2,696,704
Containers & Packaging -
0.1%
Huhtamaki OYJ 230 7,961
Orora Ltd. 5,198 6,961
Smurfit WestRock plc 1,580 70,120
85,042
Distributors -
0.0%(c)
D'ieteren Group 55 10,941
Inchcape plc 1,147 10,655
21,596
Diversified Consumer Services -
0.0%(c)
Pearson plc 1,344 19,075
Diversified REITs -
0.1%
British Land Co. plc (The), REIT 2,348 10,863
Investments Shares Value
Diversified REITs
(continued)
CapitaLand Integrated Commercial
Trust, REIT 16,600 $ 28,150
Covivio SA, REIT 49 3,194
KDX Realty Investment Corp., REIT 19 20,516
Land Securities Group plc, REIT(a) 2,717 20,764
Mirvac Group, REIT 8,997 13,034
Stockland, REIT 4,417 15,783
112,304
Diversified Telecommunication Services -
1.0%
BT Group plc 16,900 46,317
Cellnex Telecom SA(b) 1,160 41,158
Deutsche Telekom AG (Registered) 8,920 321,391
Elisa OYJ 384 19,848
Infrastrutture Wireless Italiane SpA(b) 803 9,522
Koninklijke KPN NV 6,540 29,343
NTT, Inc. 154,000 156,256
Singapore Telecommunications Ltd. 24,000 71,777
Spark New Zealand Ltd. 11,609 16,654
Swisscom AG (Registered)(a) 52 36,212
Telenor ASA 1,605 24,745
Telia Co. AB(a) 4,722 16,745
Telstra Group Ltd. 36,760 117,630
907,598
Electric Utilities -
2.3%
Acciona SA 95 18,289
Alliant Energy Corp. 440 28,604
American Electric Power Co., Inc.(a) 1,560 176,498
BKW AG 42 9,377
Contact Energy Ltd. 822 4,421
Duke Energy Corp. 1,720 209,221
Edison International 980 51,078
EDP SA 11,060 47,926
Elia Group SA/NV 171 19,807
Emera, Inc.(a) 980 46,117
Endesa SA 782 22,689
Enel SpA 16,320 144,445
Entergy Corp. 660 59,684
Eversource Energy 437 28,886
Exelon Corp. 2,940 132,124
Fortis, Inc. 1,980 97,099
Fortum OYJ(a) 1,920 35,358
Iberdrola SA(a) 17,899 314,567
Kansai Electric Power Co., Inc. (The) 4,000 48,413
Kyushu Electric Power Co., Inc. 1,900 16,930
NextEra Energy, Inc. 4,640 329,718
NRG Energy, Inc. 440 73,568
Origin Energy Ltd. 6,180 46,435
Redeia Corp. SA 1,241 24,075
SSE plc 3,000 73,386
Terna - Rete Elettrica Nazionale(a) 2,660 25,732
Tohoku Electric Power Co., Inc. 2,200 15,503
Verbund AG 169 12,641
Xcel Energy, Inc. 800 58,752
2,171,343

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment -
1.1%
ABB Ltd. (Registered) 3,140 $ 206,949
Accelleron Industries AG 100 9,156
Legrand SA 740 110,063
Mitsubishi Electric Corp. 6,000 133,240
Nexans SA 103 14,913
Nidec Corp. 6,000 116,137
Prysmian SpA 700 56,387
Schneider Electric SE 660 172,421
Siemens Energy AG* 1,360 158,772
Vestas Wind Systems A/S(a) 1,635 30,093
1,008,131
Electronic Equipment, Instruments & Components -
0.4%
CDW Corp. 380 66,264
Halma plc 280 12,050
Hexagon AB, Class B 4,780 52,870
Ibiden Co. Ltd.(a) 300 12,878
Lagercrantz Group AB, Class B 218 5,088
Murata Manufacturing Co. Ltd. 5,100 76,841
Shimadzu Corp. 800 17,861
TE Connectivity plc 480 98,760
Venture Corp. Ltd. 1,900 18,922
361,534
Energy Equipment & Services -
0.1%
Schlumberger NV 3,360 113,568
Technip Energies NV 138 5,983
Vallourec SACA 230 4,313
123,864
Entertainment -
0.6%
Bollore SE 1,826 10,585
Electronic Arts, Inc. 320 48,797
Walt Disney Co. (The) 4,080 485,969
545,351
Financial Services -
1.9%
AMP Ltd. 7 7
Apollo Global Management, Inc. 1,300 188,916
Banca Mediolanum SpA 1,235 21,910
Berkshire Hathaway, Inc., Class B*(a) 3,000 1,415,640
Edenred SE 665 19,120
EXOR NV 200 19,400
Industrivarden AB, Class C 532 19,765
Infratil Ltd.(a) 2,486 17,068
Kinnevik AB, Class B* 1,881 16,976
M&G plc 4,540 15,717
Mitsubishi HC Capital, Inc. 1,900 14,102
Nexi SpA(b) 1,394 7,993
ORIX Corp. 2,000 45,184
Wendel SE 43 4,053
1,805,851
Food Products -
0.3%
a2 Milk Co. Ltd. (The) 2,945 15,317
Investments Shares Value
Food Products
(continued)
AAK AB 553 $ 14,313
Ajinomoto Co., Inc. 2,900 77,175
Associated British Foods plc 603 17,540
Bakkafrost P/F(a) 46 1,853
General Mills, Inc. 760 37,225
Hershey Co. (The) 133 24,755
JDE Peet's NV 665 19,850
Kerry Group plc, Class A 357 33,158
MEIJI Holdings Co. Ltd. 100 2,035
Mowi ASA 1,158 21,768
Orkla ASA 1,914 20,268
Salmar ASA 147 5,998
291,255
Gas Utilities -
0.2%
APA Group 1,656 8,946
Enagas SA 322 4,833
Italgas SpA 1,900 15,755
Naturgy Energy Group SA(a) 596 18,745
Osaka Gas Co. Ltd.(a) 1,800 45,570
Rubis SCA 276 8,801
Snam SpA(a) 6,840 39,723
Tokyo Gas Co. Ltd. 1,600 53,679
196,052
Ground Transportation -
0.5%
Ayvens SA(b) 720 7,792
Canadian National Railway Co. 1,900 177,803
ComfortDelGro Corp. Ltd. 4,500 5,307
Hankyu Hanshin Holdings, Inc. 300 7,846
MTR Corp. Ltd. 2,000 7,198
Tokyu Corp.(a) 1,900 21,538
Uber Technologies, Inc.* 3,160 277,290
504,774
Health Care Equipment & Supplies -
1.8%
Abbott Laboratories 3,900 492,141
Alcon AG 1,280 113,207
Ansell Ltd.(a) 322 6,209
Baxter International, Inc. 680 14,797
Cochlear Ltd. 220 45,118
ConvaTec Group plc(b) 2,022 6,245
Demant A/S* 279 10,655
EssilorLuxottica SA 360 107,377
Fisher & Paykel Healthcare Corp.
Ltd. 1,720 37,367
GE HealthCare Technologies, Inc. 1,340 95,569
Getinge AB, Class B 358 7,083
Hologic, Inc.* 709 47,376
Hoya Corp. 1,300 165,680
IDEXX Laboratories, Inc.* 140 74,804
Koninklijke Philips NV 2,105 55,654
Medtronic plc 1,880 169,651
Siemens Healthineers AG(b) 294 15,916
Sonova Holding AG (Registered) 100 27,375
Straumann Holding AG (Registered)
(a) 315 38,457

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies
(continued)
Stryker Corp.(a) 540 $ 212,074
1,742,755
Health Care Providers & Services -
0.4%
Cardinal Health, Inc. 880 136,594
EBOS Group Ltd. 184 4,443
Elevance Health, Inc. 500 141,540
Fresenius Medical Care AG 476 24,233
Fresenius SE & Co. KGaA 1,080 51,892
Galenica AG(b) 152 16,172
Ramsay Health Care Ltd. 798 19,920
Sigma Healthcare Ltd. 10,735 19,975
Sonic Healthcare Ltd. 240 4,266
419,035
Health Care REITs -
0.3%
Aedifica SA, REIT 228 16,884
Alexandria Real Estate Equities, Inc.,
REIT 180 13,758
Healthpeak Properties, Inc., REIT 1,197 20,277
Ventas, Inc., REIT 740 49,713
Welltower, Inc., REIT 1,040 171,673
272,305
Hotel & Resort REITs -
0.0%(c)
Invincible Investment Corp., REIT 22 9,824
Hotels, Restaurants & Leisure -
1.7%
Accor SA 646 33,021
Amadeus IT Group SA 1,440 116,063
Aristocrat Leisure Ltd. 2,040 91,994
Booking Holdings, Inc. 74 407,300
Carnival Corp.* 1,620 48,227
Chipotle Mexican Grill, Inc., Class A* 2,060 88,333
Compass Group plc 4,360 153,765
Entain plc 1,596 21,585
Expedia Group, Inc. 220 39,648
FDJ UNITED(b) 276 8,649
Food & Life Cos. Ltd. 400 20,296
Greggs plc 233 4,872
Hilton Worldwide Holdings, Inc. 560 150,125
InterContinental Hotels Group plc 440 51,031
Just Eat Takeaway.com NV*(b) 364 8,349
Lottery Corp. Ltd. (The) 3,060 10,678
Marriott International, Inc., Class A 520 137,192
Oriental Land Co. Ltd. 4,000 82,793
Sodexo SA 217 12,990
TUI AG* 714 6,505
Whitbread plc 415 16,767
Yum! Brands, Inc. 460 66,309
1,576,492
Household Durables -
1.0%
Berkeley Group Holdings plc 247 11,931
Panasonic Holdings Corp. 4,000 38,287
Investments Shares Value
Household Durables
(continued)
Persimmon plc 988 $ 14,970
SEB SA 62 4,570
Sekisui House Ltd.(a) 2,000 42,354
Somnigroup International, Inc.(a) 399 28,880
Sony Group Corp. 32,800 802,482
Taylor Wimpey plc 9,948 13,461
Vistry Group plc* 920 7,103
964,038
Household Products -
0.9%
Clorox Co. (The) 240 30,134
Essity AB, Class B 1,820 45,035
Henkel AG & Co. KGaA (Preference) 520 40,221
Kimberly-Clark Corp. 760 94,711
Procter & Gamble Co. (The) 3,480 523,636
Reckitt Benckiser Group plc 1,800 135,109
868,846
Independent Power and Renewable Electricity Producers
-
0.2%
Drax Group plc 897 8,398
EDP Renovaveis SA 1,558 18,367
Meridian Energy Ltd. 2,621 8,820
Orsted A/S*(a)(b) 570 26,953
Vistra Corp. 780 162,661
225,199
Industrial Conglomerates -
0.6%
CK Hutchison Holdings Ltd. 5,500 36,013
Hitachi Ltd. 8,000 249,683
Investment AB Latour, Class B 322 8,265
Keppel Ltd. 3,800 24,809
Lifco AB, Class B 323 11,570
Sekisui Chemical Co. Ltd. 2,000 34,984
Siemens AG (Registered) 740 190,483
555,807
Industrial REITs -
0.2%
CapitaLand Ascendas REIT, REIT 6,900 14,839
Goodman Group, REIT 5,260 119,142
Mapletree Logistics Trust, REIT 17,100 15,289
Mitsui Fudosan Logistics Park, Inc.,
REIT(a) 19 12,802
Segro plc, REIT 3,040 26,045
Tritax Big Box REIT plc, REIT 5,198 9,720
197,837
Insurance -
2.3%
Aegon Ltd. 1,341 9,645
Aflac, Inc. 1,040 103,334
Ageas SA/NV 399 27,286
American International Group, Inc.(a) 1,280 99,366
Aon plc, Class A 300 106,713
ASR Nederland NV 304 20,306
Aviva plc 6,596 56,615
AXA SA 6,320 308,728
Beazley plc 972 11,506

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Generali(a) 3,200 $ 119,839
Gjensidige Forsikring ASA 294 7,786
Hannover Rueck SE 126 38,418
Helvetia Holding AG (Registered) 76 18,372
Hiscox Ltd. 768 13,131
Insurance Australia Group Ltd. 2,960 16,714
Legal & General Group plc 5,631 19,136
Manulife Financial Corp. 5,460 169,303
Mapfre SA 3,971 16,235
Medibank Pvt Ltd. 3,009 9,880
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 320 210,817
nib holdings Ltd. 1 5
NN Group NV 251 16,996
Phoenix Group Holdings plc 1,239 10,887
Poste Italiane SpA(b) 952 20,665
Power Corp. of Canada 1,620 65,430
Principal Financial Group, Inc. 220 17,123
Prudential plc 2,280 29,080
QBE Insurance Group Ltd. 1,440 21,510
Steadfast Group Ltd. 4,081 15,634
Sun Life Financial, Inc. 1,400 85,546
Suncorp Group Ltd. 1,276 17,220
Swiss Life Holding AG (Registered)
(a) 60 62,494
Swiss Re AG 780 140,478
Tryg A/S(a) 742 17,970
Unipol Assicurazioni SpA 640 12,903
Unum Group 285 20,466
Willis Towers Watson plc 140 44,213
Zurich Insurance Group AG 300 205,628
2,187,378
Interactive Media & Services -
5.5%
Auto Trader Group plc(b) 1,684 18,662
CAR Group Ltd. 1,060 26,057
Meta Platforms, Inc., Class A 6,500 5,027,360
Pinterest, Inc., Class A* 1,100 42,460
REA Group Ltd. 117 18,040
Rightmove plc 1,716 18,589
Scout24 SE(b) 203 27,277
SEEK Ltd. 716 11,175
5,189,620
IT Services -
2.3%
Accenture plc, Class A 3,040 811,984
Alten SA 17 1,394
Bechtle AG 126 5,512
Capgemini SE 580 86,896
CGI, Inc. 920 88,889
Computacenter plc 220 6,684
Fujitsu Ltd. 6,500 142,746
Gartner, Inc.* 120 40,638
GoDaddy, Inc., Class A* 340 54,937
Investments Shares Value
IT Services
(continued)
International Business Machines
Corp. 2,800 $ 708,820
NEC Corp. 4,000 116,921
Obic Co. Ltd. 400 14,406
Okta, Inc., Class A* 270 26,406
Otsuka Corp. 500 9,527
Reply SpA 47 7,402
Softcat plc 377 8,147
Sopra Steria Group 42 9,105
Twilio, Inc., Class A*(a) 247 31,863
2,172,277
Leisure Products -
0.1%
Games Workshop Group plc 76 16,384
Sega Sammy Holdings, Inc. 700 14,442
Shimano, Inc. 100 11,014
Thule Group AB(b) 324 9,222
Yamaha Corp. 200 1,445
52,507
Life Sciences Tools & Services -
0.2%
Eurofins Scientific SE 405 31,206
Gerresheimer AG 49 2,433
IQVIA Holdings, Inc.* 260 48,324
Lonza Group AG (Registered) 78 54,942
QIAGEN NV 332 16,644
Sartorius AG (Preference) 53 11,377
Sartorius Stedim Biotech 76 15,309
Siegfried Holding AG (Registered)* 130 14,648
Tecan Group AG (Registered) 21 4,189
199,072
Machinery -
1.1%
Aalberts NV 100 3,223
Alfa Laval AB 439 19,184
Alstom SA* 1,159 27,380
Atlas Copco AB, Class A 5,600 85,723
Cummins, Inc. 180 66,172
Daimler Truck Holding AG 587 28,775
Ebara Corp. 1,500 27,908
Epiroc AB, Class A 1,219 24,924
FANUC Corp. 2,500 70,949
Georg Fischer AG (Registered) 156 12,285
Indutrade AB 145 3,542
Interpump Group SpA 399 16,422
KION Group AG 108 6,706
Knorr-Bremse AG 92 9,251
Komatsu Ltd. 2,000 64,653
Kone OYJ, Class B 1,080 66,676
Konecranes OYJ 216 18,122
Kurita Water Industries Ltd. 400 15,575
Metso OYJ(a) 1,078 13,652
MINEBEA MITSUMI, Inc. 1,500 23,891
Otis Worldwide Corp. 600 51,414
Pentair plc 285 29,127
Rotork plc 2,384 10,272
Sandvik AB 1,860 45,586

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Schindler Holding AG(a) 83 $ 30,173
SKF AB, Class B 516 12,091
Spirax Group plc 194 16,290
Stanley Black & Decker, Inc. 399 26,992
Techtronic Industries Co. Ltd. 1,500 18,019
TOMRA Systems ASA 1,102 15,470
Trelleborg AB, Class B 426 15,548
Valmet OYJ(a) 225 8,166
VAT Group AG(b) 56 19,826
Volvo AB, Class B 3,400 97,961
Wartsila OYJ Abp 864 23,971
Weir Group plc (The) 920 32,458
1,058,377
Marine Transportation -
0.1%
AP Moller - Maersk A/S, Class B(a) 14 27,904
Kuehne + Nagel International AG
(Registered)(a) 66 13,512
Nippon Yusen KK(a) 1,400 49,313
90,729
Media -
0.2%
Dentsu Group, Inc. 400 7,943
Informa plc 2,050 23,553
ITV plc 10,219 11,130
Omnicom Group, Inc. 680 48,994
Publicis Groupe SA 820 75,270
WPP plc 1,426 7,737
174,627
Metals & Mining -
1.2%
Anglo American plc 2,320 65,947
Antofagasta plc 724 17,984
Aurubis AG 60 6,019
BHP Group Ltd. 13,420 339,138
BlueScope Steel Ltd. 613 9,382
Boliden AB* 508 15,662
Fortescue Ltd.(a) 5,520 63,156
IGO Ltd. 1,622 4,626
Lynas Rare Earths Ltd.* 2,508 16,907
Mineral Resources Ltd.* 1,007 18,537
Newmont Corp. 1,840 114,264
Norsk Hydro ASA 3,364 20,118
Northern Star Resources Ltd. 2,980 29,874
Pilbara Minerals Ltd.*(a) 1,807 1,867
Rio Tinto Ltd. 1,000 71,918
Rio Tinto plc 2,300 137,073
South32 Ltd. 11,137 21,082
SSAB AB, Class B 1,242 7,063
Teck Resources Ltd., Class B 1,760 57,196
voestalpine AG 283 7,845
Wheaton Precious Metals Corp.(a) 800 73,325
1,098,983
Investments Shares Value
Multi-Utilities -
0.9%
A2A SpA 3,990 $ 9,741
AGL Energy Ltd.(a) 1,853 11,596
Ameren Corp. 320 32,362
Centrica plc 3,030 6,600
CMS Energy Corp.(a) 320 23,616
Consolidated Edison, Inc. 780 80,730
Dominion Energy, Inc.(a) 1,260 73,647
E.ON SE 3,340 60,993
Engie SA 6,260 140,575
Hera SpA 2,055 8,811
National Grid plc 13,400 187,969
NiSource, Inc.(a) 722 30,649
Public Service Enterprise Group, Inc.
(a) 1,460 131,093
Sembcorp Industries Ltd. 2,000 11,963
Veolia Environnement SA 1,560 53,029
863,374
Office REITs -
0.0%(c)
Derwent London plc, REIT 589 15,043
Dexus, REIT 2,336 10,634
Gecina SA, REIT 120 11,839
37,516
Oil, Gas & Consumable Fuels -
4.0%
Aker BP ASA 570 13,860
BP plc 27,820 149,011
Chevron Corp.(a) 8,600 1,304,104
Enbridge, Inc. 3,380 153,409
Eni SpA 6,460 110,241
EQT Corp. 1,520 81,700
Equinor ASA 2,620 68,138
Exxon Mobil Corp. 9,740 1,087,374
Galp Energia SGPS SA 1,273 24,354
ORLEN SA 1,700 38,088
Pembina Pipeline Corp. 1,260 46,935
Santos Ltd. 2,282 11,563
Shell plc 15,160 546,482
TotalEnergies SE 2,360 140,513
3,775,772
Paper & Forest Products -
0.1%
Holmen AB, Class B 169 6,303
Mondi plc 920 12,509
Stora Enso OYJ, Class R(a) 1,610 16,647
Svenska Cellulosa AB SCA, Class B 1,193 15,017
UPM-Kymmene OYJ 487 12,681
63,157
Passenger Airlines -
0.2%
ANA Holdings, Inc. 1,800 33,585
International Consolidated Airlines
Group SA 6,441 32,433
Qantas Airways Ltd. 3,839 26,868
Ryanair Holdings plc 2,960 87,779
Singapore Airlines Ltd. 1,900 9,959
190,624

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products -
0.7%
Beiersdorf AG 124 $ 15,470
Estee Lauder Cos., Inc. (The), Class
A 240 22,402
L'Oreal SA 680 303,029
Shiseido Co. Ltd.(a) 1,200 19,579
Unilever plc 5,660 330,166
690,646
Pharmaceuticals -
7.5%
ALK-Abello A/S, Class B* 100 2,933
Astellas Pharma, Inc. 6,000 62,932
AstraZeneca plc 4,000 599,425
Chugai Pharmaceutical Co. Ltd. 2,000 97,811
Eli Lilly & Co. 1,900 1,406,133
GSK plc 11,220 210,544
Haleon plc 15,500 73,740
Hikma Pharmaceuticals plc 453 11,774
Ipsen SA 76 9,020
Johnson & Johnson 10,840 1,785,782
Merck & Co., Inc. 7,580 592,150
Merck KGaA 380 47,973
Novartis AG (Registered) 5,020 582,272
Novo Nordisk A/S, Class B 6,540 315,472
Orion OYJ, Class B(a) 282 22,690
Roche Holding AG 1,800 569,891
Sandoz Group AG 660 37,980
Sanofi SA 3,760 339,289
Santen Pharmaceutical Co. Ltd. 1,700 18,859
Shionogi & Co. Ltd. 4,600 77,820
UCB SA 180 39,236
Zoetis, Inc., Class A 980 142,874
7,046,600
Professional Services -
1.0%
Adecco Group AG (Registered) 376 11,918
ALS Ltd. 1,192 13,999
Arcadis NV 106 5,307
Automatic Data Processing, Inc. 600 185,700
Bureau Veritas SA 751 23,242
Computershare Ltd. 1,200 32,566
Intertek Group plc 354 23,142
Randstad NV 192 9,194
Recruit Holdings Co. Ltd. 4,000 240,593
RELX plc 4,840 252,101
SGS SA (Registered) 460 46,904
Teleperformance SE(a) 152 14,913
Verisk Analytics, Inc., Class A 200 55,742
Wolters Kluwer NV 440 68,842
984,163
Real Estate Management & Development -
0.5%
Castellum AB 809 9,259
CBRE Group, Inc., Class A* 960 149,511
CK Asset Holdings Ltd. 3,000 13,777
Daiwa House Industry Co. Ltd. 1,400 46,550
Investments Shares Value
Real Estate Management & Development
(continued)
Fastighets AB Balder, Class B* 2,204 $ 14,972
Hongkong Land Holdings Ltd. 2,700 16,335
Hulic Co. Ltd. 1,900 18,250
LEG Immobilien SE 190 15,168
Lendlease Corp. Ltd. 356 1,208
Mitsubishi Estate Co. Ltd. 2,000 37,689
Mitsui Fudosan Co. Ltd. 6,000 54,161
PSP Swiss Property AG (Registered) 95 16,156
Swiss Prime Site AG (Registered) 185 25,652
Tokyu Fudosan Holdings Corp.(a) 1,600 11,387
Vonovia SE 2,100 65,569
Wharf Real Estate Investment Co.
Ltd.(a) 3,000 9,535
Wihlborgs Fastigheter AB 546 5,387
510,566
Residential REITs -
0.0%(c)
Essex Property Trust, Inc., REIT(a) 95 24,717
Retail REITs -
0.1%
Klepierre SA, REIT 651 25,006
Link REIT, REIT(a) 5,300 29,639
Unibail-Rodamco-Westfield, REIT 400 39,025
93,670
Semiconductors & Semiconductor Equipment -
9.2%
Advanced Micro Devices, Inc.* 2,400 423,144
ASM International NV 140 68,501
ASML Holding NV 800 561,379
ASMPT Ltd. 1,900 16,192
BE Semiconductor Industries NV 260 35,442
Infineon Technologies AG 2,140 84,833
Intel Corp.(a) 12,680 251,064
Marvell Technology, Inc.(a) 1,280 102,874
Micron Technology, Inc. 4,240 462,754
NVIDIA Corp. 31,460 5,595,790
NXP Semiconductors NV 560 119,711
QUALCOMM, Inc. 1,600 234,816
Renesas Electronics Corp. 6,000 74,394
Rohm Co. Ltd.(a) 1,700 21,553
Skyworks Solutions, Inc. 133 9,116
STMicroelectronics NV(a) 1,460 37,515
Texas Instruments, Inc. 1,400 253,484
Tokyo Electron Ltd. 2,100 381,362
8,733,924
Software -
8.3%
Adobe, Inc.* 640 228,922
Autodesk, Inc.* 640 193,990
Check Point Software Technologies
Ltd.* 114 21,227
Crowdstrike Holdings, Inc., Class A* 580 263,651
Dassault Systemes SE 1,040 34,389
Gen Digital, Inc. 1,280 37,747
Guidewire Software, Inc.*(a) 182 41,172
HubSpot, Inc.* 128 66,515
Intuit, Inc. 640 502,483

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Microsoft Corp. 9,520 $ 5,078,920
Oracle Corp. 2,520 639,500
Palo Alto Networks, Inc.* 1,500 260,400
Sage Group plc (The) 1,272 20,536
ServiceNow, Inc.* 460 433,835
Temenos AG (Registered) 35 3,153
Xero Ltd.* 448 52,206
7,878,646
Specialized REITs -
0.6%
American Tower Corp., REIT 1,040 216,726
Big Yellow Group plc, REIT 458 5,673
Equinix, Inc., REIT 140 109,924
Iron Mountain, Inc., REIT 400 38,944
Keppel DC REIT, REIT 2,497 4,561
VICI Properties, Inc., Class A,
REIT(a) 2,320 75,632
Weyerhaeuser Co., REIT 3,140 78,657
530,117
Specialty Retail -
1.4%
Best Buy Co., Inc. 540 35,132
Fast Retailing Co. Ltd. 400 123,273
H & M Hennes & Mauritz AB, Class
B(a) 1,957 26,538
Industria de Diseno Textil SA 1,780 85,383
JB Hi-Fi Ltd. 181 13,017
Kingfisher plc 3,203 11,466
Lowe's Cos., Inc. 820 183,327
Nitori Holdings Co. Ltd. 300 25,805
Ross Stores, Inc. 560 76,463
TJX Cos., Inc. (The) 3,420 425,893
Tractor Supply Co. 1,340 76,313
Ulta Beauty, Inc.* 140 72,102
USS Co. Ltd. 2,200 24,069
Williams-Sonoma, Inc. 460 86,043
Zalando SE*(b) 414 12,187
ZOZO, Inc. 1,200 11,921
1,288,932
Technology Hardware, Storage & Peripherals -
5.5%
Apple, Inc. 22,900 4,753,353
FUJIFILM Holdings Corp. 3,800 79,689
Hewlett Packard Enterprise Co. 4,440 91,864
HP, Inc. 2,680 66,464
Logitech International SA
(Registered) 233 21,847
Ricoh Co. Ltd.(a) 1,700 15,029
Seiko Epson Corp. 1,100 14,074
Super Micro Computer, Inc.*(a) 1,420 83,737
Western Digital Corp. 640 50,362
5,176,419
Textiles, Apparel & Luxury Goods -
1.0%
Asics Corp. 2,500 59,271
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Brunello Cucinelli SpA 57 $ 6,427
Burberry Group plc* 1,216 20,767
Christian Dior SE 15 7,726
Deckers Outdoor Corp.* 209 22,189
Hermes International SCA 60 147,716
Kering SA 240 59,471
LPP SA 1 4,470
Lululemon Athletica, Inc.* 320 64,170
LVMH Moet Hennessy Louis Vuitton
SE 840 454,128
Moncler SpA 329 17,675
Pandora A/S 210 34,963
Puma SE 608 12,975
Swatch Group AG (The)(a) 30 5,353
Tapestry, Inc. 680 73,460
990,761
Trading Companies & Distributors -
0.9%
AddTech AB, Class B 398 13,457
Ashtead Group plc 1,140 76,608
Beijer Ref AB, Class B(a) 897 15,110
Bunzl plc 96 2,863
Diploma plc 229 16,304
DKSH Holding AG 73 5,088
Ferguson Enterprises, Inc. 780 174,197
Grafton Group plc 334 3,934
Howden Joinery Group plc 1,273 14,825
IMCD NV 117 12,898
ITOCHU Corp. 2,400 126,510
Marubeni Corp. 2,500 51,713
Mitsui & Co. Ltd. 8,000 164,790
MonotaRO Co. Ltd. 800 14,374
Rexel SA 677 20,596
RS GROUP plc 663 4,905
Sojitz Corp.(a) 399 9,560
Sumitomo Corp. 2,100 53,862
Toyota Tsusho Corp. 2,100 48,434
830,028
Transportation Infrastructure -
0.2%
Aena SME SA(b) 1,700 45,909
Aeroports de Paris SA 60 7,307
Atlas Arteria Ltd. 4,978 16,538
Auckland International Airport Ltd. 4,062 18,057
Flughafen Zurich AG (Registered) 46 13,029
Getlink SE 247 4,495
Qube Holdings Ltd. 2,166 6,094
SATS Ltd. 2,300 5,638
Transurban Group 9,120 81,150
198,217
Water Utilities -
0.2%
American Water Works Co., Inc. 880 123,411
Pennon Group plc 2,375 15,665
Severn Trent plc 880 30,849
United Utilities Group plc 1,512 22,560
192,485

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services -
0.1%
Freenet AG 475 $ 15,473
Tele2 AB, Class B 1,093 16,944
Vodafone Group plc 45,000 48,843
81,260
Total Common Stocks
(Cost $69,809,612) 93,688,704
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3.5%(d)
REPURCHASE AGREEMENTS - 3.5%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,652,760, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $2,694,823 $ 2,652,440 2,652,440
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $217,341 200,000 200,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$500,062, collateralized by
various Common Stocks; total
market value $551,711 500,000 500,000
3,352,440
Total Securities Lending Reinvestments
(Cost $3,352,440) 3,352,440
Total Investments - 102.6%
(Cost $73,162,052) 97,041,144
Liabilities in excess of other assets - (2.6%) (2,447,949)
NET ASSETS - 100.0% $94,593,195
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $4,886,885, collateralized in the form of cash
with a value of $3,352,440 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $1,427,227
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 7, 2025 – May
15, 2055 and $382,178 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.00%, and maturity dates
ranging from October 20, 2025 – June 30, 2120; a total
value of $5,161,845.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $3,352,440.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

Futures Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
EURO STOXX 50 Index 1 09/19/2025 EUR $ 61,119 $ 137
MSCI EAFE E-Mini Index 2 09/19/2025 USD 261,340 (2,921)
S&P 500 E-Mini Index 1 09/19/2025 USD 318,712 17,077
S&P 500 Micro E-Mini Index 6 09/19/2025 USD 191,228 9,328
$ 23,621
Forward Foreign Currency Contracts
FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 80,308 Citibank NA CHF 64,000 09/17/2025 $ 1,044
USD 151,850 Morgan Stanley CHF 122,000 09/17/2025 754
USD 338,287 Morgan Stanley EUR 292,000 09/17/2025 3,060
Total unrealized appreciation $ 4,858
CHF 70,000 Bank of Montreal USD 88,165 09/17/2025 $ (1,470)
EUR 202,000 JPMorgan Chase Bank NA USD 233,923 09/17/2025 (2,019)
Total unrealized depreciation $ (3,489)
Net unrealized appreciation $ 1,369
Abbreviations:
CHF — Swiss Franc
EUR — Euro
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 3.5%
Austria 0.1
Belgium 0.3
Brazil 0.1
Canada 1.9
Chile 0.0
†
China 0.2
Denmark 0.8
Faroe Islands 0.0
†
Finland 0.4
France 3.9
Germany 2.0
Hong Kong 0.3
Ireland 1.0
Israel 0.0
†
Italy 1.3
Japan 6.8
Jordan 0.0
†
Luxembourg 0.0
†
Netherlands 1.4
New Zealand 0.2
Norway 0.3
Poland 0.1
Portugal 0.1
Singapore 0.5
South Africa 0.1
Spain 1.5
Sweden 1.1
Switzerland 1.4
United Kingdom 4.7
United States 65.1
Other
1
0.9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.1%
Securities Lending Reinvestments 3.5
Others
(1)
(2.6)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Automobiles -
2 .2%
Tesla, Inc.* 4,960 $ 1,529,019
Banks -
2 .3%
JPMorgan Chase & Co. 5,400 1,599,696
Beverages -
1 .6%
Coca-Cola Europacific Partners
plc(a) 1,280 124,058
Keurig Dr Pepper, Inc. 6,800 222,020
PepsiCo, Inc. 5,480 755,801
1,101,879
Biotechnology -
1 .2%
Amgen, Inc. 2,520 743,652
Regeneron Pharmaceuticals, Inc. 200 109,092
852,744
Broadline Retail -
5 .1%
Amazon.com, Inc.* 13,800 3,230,718
eBay, Inc. 3,040 278,920
3,509,638
Building Products -
1 .2%
Lennox International, Inc.(a) 200 121,800
Owens Corning 520 72,504
Trane Technologies plc 1,400 613,312
807,616
Capital Markets -
5 .5%
Bank of New York Mellon Corp. (The) 4,560 462,612
BlackRock, Inc. 520 575,125
FactSet Research Systems, Inc. 240 96,696
Goldman Sachs Group, Inc. (The) 1,200 868,308
Moody's Corp. 1,000 515,730
MSCI, Inc. 480 269,453
Nasdaq, Inc. 2,680 257,870
S&P Global, Inc. 1,320 727,452
3,773,246
Chemicals -
1 .3%
Ecolab, Inc. 1,600 418,816
Sherwin-Williams Co. (The) 1,480 489,702
908,518
Commercial Services & Supplies -
1 .4%
Cintas Corp. 2,240 498,512
Waste Management, Inc. 2,000 458,320
956,832
Communications Equipment -
1 .3%
Cisco Systems, Inc. 12,880 876,870
Consumer Finance -
0 .4%
American Express Co. 960 287,338
Investments Shares Value
Consumer Staples Distribution & Retail -
2 .5%
Dollar Tree, Inc.* 1,280 $ 145,344
Sysco Corp. 3,080 245,168
Target Corp. 2,840 285,420
Walmart, Inc. 10,480 1,026,830
1,702,762
Containers & Packaging -
0 .3%
Avery Dennison Corp. 480 80,530
Packaging Corp. of America 560 108,500
189,030
Diversified Telecommunication Services -
1 .0%
Verizon Communications, Inc. 16,320 697,843
Electric Utilities -
1 .3%
Eversource Energy 2,200 145,420
Exelon Corp. 6,160 276,830
NextEra Energy, Inc. 4,440 315,507
PG&E Corp. 12,480 174,970
912,727
Electrical Equipment -
0 .2%
Emerson Electric Co. 960 139,690
Energy Equipment & Services -
0 .9%
Baker Hughes Co. 6,080 273,904
Halliburton Co. 5,320 119,168
Schlumberger NV 6,600 223,080
616,152
Entertainment -
1 .1%
Walt Disney Co. (The) 6,520 776,597
Financial Services -
4 .8%
Berkshire Hathaway, Inc., Class B* 988 466,217
Fiserv, Inc.* 400 55,576
Global Payments, Inc. 1,600 127,920
Mastercard, Inc., Class A 1,880 1,064,964
PayPal Holdings, Inc.* 6,000 412,560
Visa, Inc., Class A 3,440 1,188,417
3,315,654
Ground Transportation -
2 .1%
CSX Corp. 12,040 427,902
Norfolk Southern Corp. 1,400 389,200
Union Pacific Corp. 2,880 639,273
1,456,375
Health Care Equipment & Supplies -
2 .5%
Abbott Laboratories 5,920 747,045
Becton Dickinson & Co.(a) 1,800 320,850
Medtronic plc 7,360 664,166
1,732,061

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services -
2 .0%
Cigna Group (The) 1,720 $ 459,894
CVS Health Corp. 7,760 481,896
Elevance Health, Inc. 1,440 407,635
1,349,425
Health Care REITs -
0 .4%
Alexandria Real Estate Equities, Inc.,
REIT 960 73,373
Ventas, Inc., REIT 2,560 171,981
245,354
Hotel & Resort REITs -
0 .1%
Host Hotels & Resorts, Inc., REIT 4,560 71,683
Hotels, Restaurants & Leisure -
1 .5%
Booking Holdings, Inc. 135 743,048
Expedia Group, Inc. 800 144,176
Las Vegas Sands Corp. 2,320 121,568
1,008,792
Household Durables -
0 .1%
TopBuild Corp.* 200 74,086
Household Products -
1 .2%
Church & Dwight Co., Inc. 1,520 142,530
Clorox Co. (The) 760 95,426
Colgate-Palmolive Co. 4,840 405,834
Procter & Gamble Co. (The) 1,440 216,677
860,467
Industrial REITs -
0 .1%
Prologis, Inc., REIT 680 72,610
Insurance -
1 .3%
Aflac, Inc. 3,280 325,901
Hartford Insurance Group, Inc. (The) 1,840 228,877
MetLife, Inc. 3,680 279,496
Travelers Cos., Inc. (The) 320 83,277
917,551
Interactive Media & Services -
7 .6%
Alphabet, Inc., Class A 10,200 1,957,380
Alphabet, Inc., Class C 6,480 1,249,733
Meta Platforms, Inc., Class A 2,680 2,072,819
5,279,932
IT Services -
1 .5%
Akamai Technologies, Inc.* 920 70,205
Cognizant Technology Solutions
Corp., Class A 3,040 218,151
International Business Machines
Corp. 3,040 769,576
1,057,932
Life Sciences Tools & Services -
0 .1%
Illumina, Inc.* 960 98,602
Investments Shares Value
Machinery -
1 .7%
CNH Industrial NV 5,280 $ 68,429
Deere & Co. 1,280 671,194
Ingersoll Rand, Inc. 2,480 209,882
Westinghouse Air Brake
Technologies Corp. 1,080 207,414
1,156,919
Media -
0 .6%
Comcast Corp., Class A 11,200 372,176
Interpublic Group of Cos., Inc. (The) 2,240 55,104
427,280
Metals & Mining -
0 .1%
Newmont Corp. 1,200 74,520
Multi-Utilities -
0 .3%
Consolidated Edison, Inc. 2,120 219,420
Office REITs -
0 .1%
BXP, Inc., REIT 960 62,813
Oil, Gas & Consumable Fuels -
1 .8%
ConocoPhillips 3,880 369,919
Devon Energy Corp. 3,800 126,236
EQT Corp. 2,640 141,900
Occidental Petroleum Corp. 4,080 179,275
ONEOK, Inc. 3,600 295,596
Valero Energy Corp. 680 93,371
1,206,297
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 1,400 130,676
Pharmaceuticals -
3 .5%
Eli Lilly & Co. 120 88,808
Johnson & Johnson 6,280 1,034,567
Merck & Co., Inc. 9,760 762,451
Pfizer, Inc. 23,040 536,602
2,422,428
Professional Services -
1 .6%
Automatic Data Processing, Inc. 2,080 643,760
Equifax, Inc. 760 182,575
Paychex, Inc. 2,000 288,660
1,114,995
Residential REITs -
0 .2%
AvalonBay Communities, Inc., REIT 880 163,926
Semiconductors & Semiconductor Equipment -
10 .9%
Broadcom, Inc. 2,720 798,864
Enphase Energy, Inc.* 760 24,594
First Solar, Inc.* 640 111,827
Intel Corp. 26,560 525,888
NVIDIA Corp. 34,080 6,061,809
7,522,982

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software -
12 .5%
Adobe, Inc.* 1,760 $ 629,534
Autodesk, Inc.* 1,360 412,229
Cadence Design Systems, Inc.* 1,680 612,478
Microsoft Corp. 9,840 5,249,640
Salesforce, Inc. 2,880 743,990
ServiceNow, Inc.* 590 556,441
Workday, Inc., Class A* 1,320 302,782
Zoom Communications, Inc., Class
A* 1,560 115,518
8,622,612
Specialized REITs -
0 .8%
Digital Realty Trust, Inc., REIT 560 98,806
Equinix, Inc., REIT 600 471,102
569,908
Specialty Retail -
1 .4%
Best Buy Co., Inc. 1,240 80,675
Home Depot, Inc. (The) 1,040 382,210
Tractor Supply Co. 3,280 186,796
Ulta Beauty, Inc.* 280 144,203
Williams-Sonoma, Inc.(a) 760 142,158
936,042
Technology Hardware, Storage & Peripherals -
6 .5%
Apple, Inc. 19,200 3,985,344
Dell Technologies, Inc., Class C 1,640 217,612
Hewlett Packard Enterprise Co. 7,880 163,037
HP, Inc. 5,960 147,808
4,513,801
Textiles, Apparel & Luxury Goods -
0 .8%
NIKE, Inc., Class B 7,400 552,706
Investments Shares Value
Water Utilities -
0 .2%
American Water Works Co., Inc. 1,200 $ 168,288
Total Common Stocks
(Cost $57,207,716) 68,644,334
Principal
Amount
SHORT-TERM INVESTMENTS - 0 .1% (b) (c)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.22%, 11/28/2025
(Cost $46,357) $ 47,000 46,345
Total Investments - 99.4%
(Cost $57,254,073) 68,690,679
Other assets less liabilities - 0.6% 412,637
NET ASSETS - 100.0% $69,103,316
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $642,058, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
August 7, 2025 – November 15, 2054; a total value of
$667,087.
(b) All or a portion of the security pledged as collateral for
Futures Contracts.
(c) The rate shown was the current yield as of July 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 Micro E-Mini Index 14 09/19/2025 USD $ 446,198 $ 19,594
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Short-Term Investments 0 .1
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.6%
Air Freight & Logistics -
0.8%
Deutsche Post AG 10,038 $ 453,241
Automobile Components -
0.6%
Bridgestone Corp. 8,100 329,985
Automobiles -
1.3%
Honda Motor Co. Ltd.(a) 7,100 74,022
Mercedes-Benz Group AG 4,158 238,428
Nissan Motor Co. Ltd.*(a) 31,400 67,100
Renault SA 672 25,158
Toyota Motor Corp. 14,600 261,596
Yamaha Motor Co. Ltd. 12,600 91,552
757,856
Banks -
14.0%
ABN AMRO Bank NV, CVA(b) 6,278 182,224
Banco Santander SA 50,022 431,456
Bank of Montreal(a) 776 85,842
Bank of Nova Scotia (The) 639 35,630
Barclays plc 48,468 238,152
BNP Paribas SA 1,826 167,321
Canadian Imperial Bank of
Commerce 8,988 643,797
Commonwealth Bank of Australia 8,610 986,253
Credit Agricole SA 3,822 70,648
Danske Bank A/S 7,980 318,840
DBS Group Holdings Ltd. 1,800 66,473
HSBC Holdings plc 42,210 515,463
ING Groep NV 28,686 672,739
Intesa Sanpaolo SpA 2,498 15,139
KBC Group NV 3,212 337,337
Mediobanca Banca di Credito
Finanziario SpA(a) 7,182 158,978
Mitsubishi UFJ Financial Group, Inc. 39,800 558,144
Mizuho Financial Group, Inc. 3,400 101,258
National Australia Bank Ltd. 4,872 122,054
National Bank of Canada 1,806 188,274
Royal Bank of Canada(a) 6,605 849,375
Societe Generale SA 5,040 322,807
Standard Chartered plc 15,288 275,248
Sumitomo Mitsui Financial Group,
Inc. 14,200 363,740
Svenska Handelsbanken AB, Class A 21,042 258,072
UniCredit SpA 546 40,389
8,005,653
Beverages -
1.3%
Asahi Group Holdings Ltd. 16,800 214,221
Budweiser Brewing Co. APAC Ltd.
(a)(b) 8,400 8,839
Diageo plc 19,236 471,699
Pernod Ricard SA 630 65,155
759,914
Investments Shares Value
Biotechnology -
0.7%
CSL Ltd. 2,288 $ 399,071
Broadline Retail -
1.2%
Dollarama, Inc. 2,352 322,174
Next plc 1,680 273,679
Rakuten Group, Inc.* 21,000 107,725
703,578
Building Products -
1.4%
Cie de Saint-Gobain SA 3,570 409,830
Geberit AG (Registered) 294 225,917
Kingspan Group plc 2,142 178,111
813,858
Capital Markets -
4.1%
3i Group plc 10,206 560,639
Amundi SA(b) 924 68,795
Daiwa Securities Group, Inc.(a) 18,800 132,042
Deutsche Boerse AG 420 122,149
EQT AB(a) 5,208 175,400
Hong Kong Exchanges & Clearing
Ltd. 11,900 647,299
London Stock Exchange Group plc 168 20,587
Macquarie Group Ltd. 1,974 276,281
Nomura Holdings, Inc. 43,300 289,156
Schroders plc 10,542 54,547
2,346,895
Chemicals -
2.7%
Akzo Nobel NV 2,394 150,922
Givaudan SA (Registered) 98 411,647
Nippon Paint Holdings Co. Ltd.(a) 6,200 52,980
Nitto Denko Corp. 10,100 210,798
Novonesis Novozymes B 840 54,859
Shin-Etsu Chemical Co. Ltd. 300 8,761
Sika AG (Registered) 2,016 478,150
Symrise AG, Class A 1,848 168,153
Toray Industries, Inc. 2,000 13,794
1,550,064
Commercial Services & Supplies -
0.8%
Brambles Ltd. 12,600 193,970
Dai Nippon Printing Co. Ltd. 4,200 65,039
Rentokil Initial plc 9,198 46,194
Secom Co. Ltd. 3,700 133,155
438,358
Communications Equipment -
0.2%
Nokia OYJ 27,636 113,491
Construction & Engineering -
0.1%
WSP Global, Inc. 314 64,796
Construction Materials -
0.2%
James Hardie Industries plc, CHDI* 3,612 96,070

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail -
2.2%
Carrefour SA 7,476 $ 107,557
Jeronimo Martins SGPS SA 3,864 94,643
Loblaw Cos. Ltd. 986 159,801
Tesco plc 97,314 547,832
Woolworths Group Ltd. 15,666 317,827
1,227,660
Containers & Packaging -
0.1%
SIG Group AG 4,074 66,224
Diversified Consumer Services -
0.2%
Pearson plc 8,798 124,869
Diversified REITs -
0.2%
CapitaLand Integrated Commercial
Trust, REIT 71,400 121,078
Diversified Telecommunication Services -
1.8%
BCE, Inc. 3,402 79,369
Deutsche Telekom AG (Registered) 14,154 509,975
NTT, Inc. 21,000 21,308
Swisscom AG (Registered) 356 247,913
Telefonica SA(a) 11,970 61,980
TELUS Corp. 6,972 112,556
1,033,101
Electric Utilities -
2.0%
EDP SA 43,806 189,823
Enel SpA 34,482 305,194
Iberdrola SA(a) 26,921 473,125
Terna - Rete Elettrica Nazionale 19,866 192,178
1,160,320
Electrical Equipment -
3.5%
Legrand SA 398 59,196
Mitsubishi Electric Corp. 5,200 115,475
Schneider Electric SE 3,234 844,862
Siemens Energy AG* 5,964 696,262
Vestas Wind Systems A/S 14,154 260,509
1,976,304
Electronic Equipment, Instruments & Components -
0.7%
Celestica, Inc.* 1,196 239,633
Murata Manufacturing Co. Ltd. 11,100 167,243
406,876
Energy Equipment & Services -
0.1%
Tenaris SA 1,470 25,978
Entertainment -
0.1%
Toho Co. Ltd.(a) 400 25,348
Financial Services -
0.3%
Edenred SE 3,318 95,396
Mitsubishi HC Capital, Inc. 12,600 93,520
188,916
Investments Shares Value
Food Products -
1.3%
Ajinomoto Co., Inc. 1,800 $ 47,902
Nestle SA (Registered) 7,686 672,957
Orkla ASA 3,486 36,914
757,773
Gas Utilities -
0.1%
Hong Kong & China Gas Co. Ltd. 84,000 75,012
Ground Transportation -
1.3%
Canadian National Railway Co. 5,376 503,090
Canadian Pacific Kansas City Ltd.(a) 2,268 167,162
MTR Corp. Ltd. 21,000 75,573
745,825
Health Care Equipment & Supplies -
1.6%
Alcon AG 210 18,573
BioMerieux 588 84,663
Koninklijke Philips NV 11,742 310,448
Olympus Corp. 8,900 107,129
Siemens Healthineers AG(b) 3,948 213,734
Sonova Holding AG (Registered) 734 200,933
935,480
Hotels, Restaurants & Leisure -
1.3%
Amadeus IT Group SA 6,468 521,316
Galaxy Entertainment Group Ltd. 14,000 68,484
Oriental Land Co. Ltd. 4,200 86,933
Sands China Ltd.(a) 33,600 81,496
758,229
Household Durables -
1.2%
Panasonic Holdings Corp. 5,500 52,645
Sekisui House Ltd. 5,500 116,472
Sony Group Corp. 22,000 538,250
707,367
Household Products -
1.0%
Henkel AG & Co. KGaA (Preference) 2,436 188,421
Reckitt Benckiser Group plc 4,914 368,847
557,268
Independent Power and Renewable Electricity Producers
-
0.3%
EDP Renovaveis SA 4,032 47,533
Orsted A/S*(a)(b) 2,478 117,175
164,708
Industrial Conglomerates -
2.9%
Hitachi Ltd. 27,900 870,768
Siemens AG (Registered) 3,066 789,217
1,659,985
Industrial REITs -
0.3%
Segro plc, REIT 17,934 153,647
Insurance -
7.8%
Aegon Ltd. 7,560 54,374
AIA Group Ltd. 33,600 314,171

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Allianz SE (Registered) 2,142 $ 851,205
Aviva plc 43,680 374,916
AXA SA 14,196 693,466
Legal & General Group plc 22,050 74,934
Manulife Financial Corp. 17,850 553,491
MS&AD Insurance Group Holdings,
Inc. 800 17,244
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 321 211,476
QBE Insurance Group Ltd. 15,918 237,772
Sompo Holdings, Inc. 3,500 104,003
Swiss Re AG 1,112 200,271
Tokio Marine Holdings, Inc. 700 28,485
Zurich Insurance Group AG 1,021 699,820
4,415,628
Interactive Media & Services -
0.3%
LY Corp. 37,800 139,400
IT Services -
2.0%
Capgemini SE 1,680 251,700
CGI, Inc. 2,898 280,001
Fujitsu Ltd. 23,400 513,884
Nomura Research Institute Ltd. 2,600 103,986
1,149,571
Leisure Products -
0.2%
Shimano, Inc. 1,100 121,150
Machinery -
2.0%
Atlas Copco AB, Class A 10,374 158,802
Epiroc AB, Class A 5,586 114,212
GEA Group AG 2,226 160,764
Komatsu Ltd. 6,400 206,891
Kone OYJ, Class B 2,310 142,613
Kubota Corp. 700 7,858
SKF AB, Class B 4,704 110,228
Spirax Group plc 1,092 91,691
Volvo AB, Class B 1,364 39,300
Weir Group plc (The) 546 19,263
Yaskawa Electric Corp.(a) 3,300 69,774
1,121,396
Media -
0.5%
Publicis Groupe SA 2,520 231,318
WPP plc 13,104 71,099
302,417
Metals & Mining -
2.6%
Anglo American plc 8,323 236,586
Barrick Mining Corp. 1,134 23,992
Fortescue Ltd. 11,802 135,029
Kinross Gold Corp. 17,010 272,765
Northern Star Resources Ltd. 20,160 202,099
Investments Shares Value
Metals & Mining
(continued)
Valterra Platinum Ltd.* 967 $ 43,253
Wheaton Precious Metals Corp. 6,300 577,437
1,491,161
Multi-Utilities -
0.3%
National Grid plc 13,608 190,886
Office REITs -
0.1%
Gecina SA, REIT 630 62,156
Oil, Gas & Consumable Fuels -
4.8%
Enbridge, Inc.(a) 14,994 680,535
ENEOS Holdings, Inc. 39,800 209,876
Neste OYJ 6,300 99,760
Pembina Pipeline Corp. 6,132 228,417
Repsol SA 14,154 215,135
Shell plc 23,604 846,817
TC Energy Corp. 1,238 59,243
TotalEnergies SE 6,426 382,601
2,722,384
Passenger Airlines -
0.3%
International Consolidated Airlines
Group SA 32,424 163,266
Personal Care Products -
1.7%
Kao Corp. 6,600 298,654
L'Oreal SA 1,470 655,077
953,731
Pharmaceuticals -
7.9%
Astellas Pharma, Inc. 11,100 116,425
AstraZeneca plc 5,312 796,036
Daiichi Sankyo Co. Ltd. 7,700 190,332
GSK plc 20,832 390,915
Novartis AG (Registered) 6,636 769,712
Novo Nordisk A/S, Class B 11,970 577,401
Roche Holding AG 398 126,009
Sanofi SA 6,510 587,438
Takeda Pharmaceutical Co. Ltd. 14,200 396,292
Teva Pharmaceutical Industries
Ltd.*(a) 11,802 194,636
UCB SA 1,680 366,206
4,511,402
Professional Services -
2.7%
Computershare Ltd. 902 24,479
Recruit Holdings Co. Ltd. 7,000 421,037
RELX plc 13,146 684,737
Wolters Kluwer NV 2,414 377,694
1,507,947
Real Estate Management & Development -
0.5%
Daiwa House Industry Co. Ltd. 7,300 242,727
Mitsubishi Estate Co. Ltd. 3,500 65,956
308,683

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Retail REITs -
0.6%
Scentre Group, REIT 72,618 $ 175,332
Unibail-Rodamco-Westfield, REIT 1,764 172,098
347,430
Semiconductors & Semiconductor Equipment -
2.4%
Advantest Corp. 3,700 254,460
ASML Holding NV 1,238 868,734
Tokyo Electron Ltd. 1,200 217,921
1,341,115
Software -
2.7%
Open Text Corp. 3,654 107,779
SAP SE 4,368 1,253,848
Xero Ltd.* 1,596 185,983
1,547,610
Specialty Retail -
1.2%
Fast Retailing Co. Ltd. 500 154,091
Industria de Diseno Textil SA 10,080 483,518
ZOZO, Inc. 5,800 57,617
695,226
Technology Hardware, Storage & Peripherals -
0.6%
Canon, Inc.(a) 11,500 328,582
Textiles, Apparel & Luxury Goods -
1.7%
Cie Financiere Richemont SA
(Registered) 840 137,991
Hermes International SCA 109 268,350
Kering SA 1,050 260,185
LVMH Moet Hennessy Louis Vuitton
SE 546 295,183
961,709
Trading Companies & Distributors -
1.3%
Bunzl plc 3,696 110,246
ITOCHU Corp. 11,500 606,196
716,442
Transportation Infrastructure -
0.9%
Aena SME SA(b) 5,460 147,451
Transurban Group 39,942 355,404
502,855
Water Utilities -
0.2%
Severn Trent plc 3,738 131,038
Wireless Telecommunication Services -
1.4%
SoftBank Corp. 357,000 518,557
Vodafone Group plc 248,052 269,238
787,795
Total Common Stocks
(Cost $47,805,890) 56,225,778
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0.2%(c)
REPURCHASE AGREEMENTS - 0.2%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$90,566, collateralized by various
U.S. Treasury Securities, ranging
from 0.00% - 5.00%, maturing
8/15/2025 - 2/15/2054; total
market value $92,004 $ 90,555 $ 90,555
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$30,003, collateralized by various
Common Stocks; total market
value $32,601 29,999 29,999
120,554
Total Securities Lending Reinvestments
(Cost $120,554) 120,554
Total Investments - 98.8%
(Cost $47,926,444) 56,346,332
Other assets less liabilities - 1.2% 673,245
NET ASSETS - 100.0% $57,019,577
* Non-income producing security.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July
31, 2025 was $2,252,954, collateralized in the form of
cash with a value of $120,557 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $2,042,454
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 7, 2025 –
February 15, 2055 and $292,900 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.00%, and maturity dates
ranging from October 22, 2025 – June 30, 2120; a total
value of $2,455,911.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $120,554.
Percentages shown are based on Net Assets.
Abbreviations
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Futures Contracts
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation
Long Contracts
MSCI EAFE E-Mini Index 5 09/19/2025 USD $ 653,350 $ (3,656)
Forward Foreign Currency Contracts
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 44,785 Citigroup Global Markets, Inc. AUD 69,070 09/17/2025 $ 276
USD 69,488 Toronto-Dominion Bank (The) CAD 95,000 09/17/2025 621
USD 140,470 Morgan Stanley CHF 112,857 09/17/2025 698
USD 88,749 Morgan Stanley EUR 76,606 09/17/2025 803
USD 46,045 Bank of Montreal GBP 34,011 09/17/2025 1,016
USD 20,156 Morgan Stanley HKD 157,028 09/17/2025 71
USD 137,577 UBS AG JPY 19,653,090 09/17/2025 6,318
USD 25,856 Morgan Stanley NOK 257,473 09/17/2025 836
USD 21,765 Citigroup Global Markets, Inc. NZD 36,099 09/17/2025 419
USD 41,164 Morgan Stanley SEK 390,201 09/17/2025 1,065
USD 50,928 BNP Paribas SA SGD 65,000 09/17/2025 649
Total unrealized appreciation $ 12,772
CAD 146,291 Morgan Stanley USD 107,863 09/17/2025 $ (1,815)
JPY 11,712,000 Toronto-Dominion Bank (The) USD 79,250 09/17/2025 (1,028)
Total unrealized depreciation $ (2,843)
Net unrealized appreciation $ 9,929
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 6.2%
Belgium 1.2
Canada 10.9
Denmark 2.3
Finland 0.6
France 10.8
Germany 10.3
Hong Kong 2.2
Ireland 0.3
Israel 0.4
Italy 1.3
Japan 18.8
Netherlands 4.6
New Zealand 0.3
Norway 0.1
Portugal 0.6
Singapore 0.3
South Africa 0.1
Spain 4.1
Sweden 1.5
Switzerland 7.5
United Kingdom 14.2
Other
1
1.4
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98.6%
Securities Lending Reinvestments 0.2
Others
(1)
1.2
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .6%
Building Products -
0 .6%
Simpson Manufacturing Co., Inc.(a) 87,357 $ 15,674,467
UFP Industries, Inc.(a) 129,855 12,725,790
28,400,257
Chemicals -
17 .8%
CF Industries Holdings, Inc. 783,852 72,764,981
Corteva, Inc. 3,248,736 234,331,328
FMC Corp.(a) 512,337 20,001,636
ICL Group Ltd. 4,941,573 30,952,198
K+S AG (Registered) 1,166,334 17,727,838
Mosaic Co. (The) 1,555,899 56,027,923
Nutrien Ltd. 3,333,732 198,232,330
PhosAgro PJSC‡ 308,581 —
PI Industries Ltd. 679,968 32,996,772
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 10,684,200 26,781,427
SABIC Agri-Nutrients Co. 1,605,480 51,017,892
Scotts Miracle-Gro Co. (The)(a) 191,241 11,983,161
Taiwan Fertilizer Co. Ltd. 5,173,000 9,029,678
UPL Ltd. 3,697,326 29,705,653
Yara International ASA 1,114,392 41,583,528
Yunnan Yuntianhua Co. Ltd., Class A 3,777,600 12,951,051
846,087,396
Food Products -
10 .7%
Archer-Daniels-Midland Co.(a) 2,219,340 120,243,841
Bakkafrost P/F(a) 347,067 13,979,179
Bunge Global SA 679,968 54,234,248
Cal-Maine Foods, Inc.(a) 203,046 22,566,533
Charoen Pokphand Foods PCL,
NVDR 20,304,600 14,166,000
Charoen Pokphand Indonesia Tbk.
PT 50,761,500 15,208,398
Mowi ASA 3,043,329 57,209,600
Muyuan Foods Co. Ltd., Class A 10,796,804 69,588,043
New Hope Liuhe Co. Ltd., Class A 9,445,164 12,632,245
PPB Group Bhd. 4,958,100 10,962,458
QL Resources Bhd. 16,290,900 16,233,605
Salmar ASA 491,088 20,037,690
Tyson Foods, Inc., Class A 1,341,048 70,136,810
United Plantations Bhd. 2,124,900 10,791,403
507,990,053
Industrial Conglomerates -
1 .6%
Industries Qatar QSC 20,229,048 73,837,970
Metals & Mining -
28 .6%
Agnico Eagle Mines Ltd.(a) 871,876 108,474,479
Alamos Gold, Inc., Class A 696,495 16,962,125
Anglo American plc 2,120,178 60,267,243
Antofagasta plc 559,557 13,898,993
Barrick Mining Corp.(a) 2,828,478 59,840,860
BHP Group Ltd.(a) 8,348,496 210,975,782
Investments Shares Value
Metals & Mining
(continued)
Boliden AB*(a) 493,449 $ 15,213,304
Evolution Mining Ltd. 3,432,894 15,715,011
First Quantum Minerals Ltd.* 1,119,114 18,852,240
Fortescue Ltd.(a) 2,693,901 30,821,499
Franco-Nevada Corp.(a) 321,096 51,262,022
Freeport-McMoRan, Inc. 1,806,165 72,680,080
Glencore plc 16,597,830 66,937,540
GMK Norilskiy Nickel PAO*‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR*‡ 1,231,473 —
Gold Fields Ltd. 1,421,322 34,647,794
Grupo Mexico SAB de CV, Series B 5,261,684 33,000,625
Hindalco Industries Ltd. 2,467,245 19,238,308
Kinross Gold Corp. 2,082,402 33,392,537
Newmont Corp.(a) 1,562,982 97,061,182
Northern Star Resources Ltd. 2,479,050 24,851,843
Pan American Silver Corp. 531,225 14,381,940
Rio Tinto plc 1,879,356 112,004,106
Royal Gold, Inc.(a) 94,440 14,300,105
Saudi Arabian Mining Co.* 2,198,091 30,471,257
South32 Ltd.(a) 7,899,906 14,953,882
Teck Resources Ltd., Class B 767,325 24,936,467
Vale SA 6,027,100 57,552,182
Vedanta Ltd. 2,833,200 13,766,767
Wheaton Precious Metals Corp.(a) 769,686 70,546,895
Zijin Mining Group Co. Ltd., Class A 10,624,500 28,286,112
1,365,293,180
Oil, Gas & Consumable Fuels -
31 .4%
ARC Resources Ltd. 576,084 11,271,254
BP plc 15,641,625 83,780,597
Cameco Corp.(a) 639,831 48,144,095
Canadian Natural Resources Ltd.(a) 1,992,684 63,215,884
Cenovus Energy, Inc. 1,227,720 18,728,158
Chevron Corp.(a) 1,076,616 163,258,050
China Petroleum & Chemical Corp.,
Class H 23,610,000 13,835,159
ConocoPhillips 845,238 80,584,991
Coterra Energy, Inc. 488,727 11,920,052
Devon Energy Corp. 387,204 12,862,917
Diamondback Energy, Inc.(a) 122,772 18,251,285
Eni SpA 2,006,850 34,247,378
EOG Resources, Inc.(a) 358,872 43,071,817
EQT Corp. 406,092 21,827,445
Equinor ASA 821,628 21,367,939
Expand Energy Corp. 158,187 16,574,834
Exxon Mobil Corp. 2,228,784 248,821,446
Gazprom PJSC*‡ 15,937,700 —
Inpex Corp. 854,600 12,194,781
LUKOIL PJSC*‡ 214,305 —
LUKOIL PJSC, ADR*‡ 269,035 —
Novatek PJSC‡ 1,237,715 —
Occidental Petroleum Corp. 424,980 18,673,621
PetroChina Co. Ltd., Class H 20,056,000 19,596,117

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Petroleo Brasileiro SA - Petrobras
(Preference) 4,751,600 $ 27,702,213
Repsol SA 1,130,919 17,189,544
Rosneft Oil Co. PJSC*‡ 2,926,433 —
Santos Ltd. 3,071,661 15,564,412
Saudi Arabian Oil Co.(b) 5,895,417 38,191,099
Shell plc 5,834,031 209,301,804
Suncor Energy, Inc. 1,194,666 47,223,245
Tatneft PJSC‡ 2,021,036 —
Texas Pacific Land Corp.(a) 13,020 12,605,053
TotalEnergies SE 2,021,016 120,330,264
Tourmaline Oil Corp.(a) 339,984 14,501,361
Woodside Energy Group Ltd.(a) 1,832,136 31,366,116
1,496,202,931
Paper & Forest Products -
3 .0%
Canfor Corp.* 146,382 1,437,827
Mondi plc(a) 1,248,969 16,982,758
Oji Holdings Corp.(a) 2,641,000 12,972,040
Stella-Jones, Inc.(a) 136,938 7,823,755
Stora Enso OYJ, Class R(a) 1,737,696 17,967,542
Suzano SA 1,761,400 16,407,286
Svenska Cellulosa AB SCA, Class
B(a) 1,435,488 18,068,987
UPM-Kymmene OYJ 1,541,733 40,144,434
West Fraser Timber Co. Ltd.(a) 146,382 10,170,666
141,975,295
Specialized REITs -
1 .0%
PotlatchDeltic Corp., REIT(a) 155,826 6,371,725
Rayonier, Inc., REIT(a) 299,847 6,989,434
Weyerhaeuser Co., REIT(a) 1,418,961 35,544,973
48,906,132
Trading Companies & Distributors -
0 .1%
Boise Cascade Co.(a) 80,274 6,727,764
Water Utilities -
4 .8%
Aguas Andinas SA, Class A 9,795,789 3,202,631
AlKhorayef Water & Power
Technologies Co. 54,303 1,873,266
American States Water Co. 92,079 6,776,094
American Water Works Co., Inc.(a) 469,839 65,890,221
Beijing Enterprises Water Group Ltd.
(a) 14,166,000 4,854,336
Chengdu Xingrong Environment Co.
Ltd., Class A 2,833,200 2,800,547
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,510,000 29,212,582
Cia de Saneamento de Minas Gerais
Copasa MG 708,300 3,271,675
Cia De Sanena Do Parana 752,000 4,580,329
Essential Utilities, Inc. 599,694 22,068,739
Grandblue Environment Co. Ltd.,
Class A 785,679 2,924,082
Investments Shares Value
Water Utilities
(continued)
Guangdong Investment Ltd. 9,444,000 $ 8,409,371
Pennon Group plc 1,610,202 10,620,210
Severn Trent plc 871,209 30,540,703
United Utilities Group plc 2,266,560 33,818,823
230,843,609
Total Common Stocks
(Cost $4,444,828,037) 4,746,264,587
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .9% (c)
CERTIFICATES OF DEPOSIT - 0 .8%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.63%,
5/29/2026(d) $ 2,000,000 1,999,616
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.66%,
7/1/2026(d) 3,000,000 2,999,955
Barclays Bank plc, New York
(SOFR + 0.35%), 4.71%,
10/15/2025(d) 4,000,000 4,000,576
BNP Paribas, New York
(SOFR + 0.24%), 4.56%,
12/1/2025(d) 3,000,000 3,000,216
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.56%,
12/17/2025(d) 2,000,000 1,999,838
Credit Agricole CIB, New York
(SOFR + 0.31%), 4.63%,
10/31/2025(d) 2,000,000 2,000,152
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 4.52%,
8/7/2025(d) 1,000,000 1,000,000
(SOFR + 0.28%), 4.60%,
10/28/2025(d) 2,000,000 2,000,144
Mitsubishi UFJ Trust & Banking
Corp., New York
(SOFR + 0.23%), 4.55%,
8/8/2025(d) 2,500,000 2,499,999
MUFG Bank Ltd., New York Branch
(SOFR + 0.19%), 4.55%,
9/8/2025(d) 2,000,000 2,000,000
Natixis SA, New York
4.47%, 12/11/2025 2,000,000 2,000,238
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(d) 3,000,000 3,000,723
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
10/1/2025(d) 2,000,000 2,000,172

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 10/6/2025 $ 2,000,000 $ 2,000,500
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.61%,
11/7/2025(d) 1,000,000 1,000,214
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.72%,
5/8/2026(d) 3,000,000 3,001,344
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.65%,
9/11/2025(d) 2,000,000 2,000,000
Total Certificates of Deposit
(Cost $38,499,999) 38,503,687
REPURCHASE AGREEMENTS - 3 .1%
BofA Securities, Inc.
4.78%, dated 7/31/2025, due
10/31/2025, repurchase price
$8,097,724, collateralized by
various Common Stocks, U.S.
Treasury Securities, 4.13%,
3/31/2029; ; total market value
$8,780,312 8,000,000 8,000,000
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$41,067,832, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $41,719,019 41,062,881 41,062,881
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$30,003,725, collateralized by
various Common Stocks; total
market value $33,136,556 30,000,000 30,000,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$30,003,692, collateralized by
various Common Stocks; total
market value $32,612,089 30,000,000 30,000,000
TD Prime Services LLC
4.63%, dated 7/31/2025, due
9/4/2025, repurchase price
$5,022,507, collateralized by
various Common Stocks; total
market value $5,435,348 5,000,000 5,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$34,004,212, collateralized by
various Common Stocks; total
market value $37,516,381 $ 34,000,000 $ 34,000,000
Total Repurchase Agreements
(Cost $148,062,881) 148,062,881
Total Securities Lending Reinvestments
(Cost $186,562,880) 186,566,568
Total Investments - 103.5%
(Cost $4,631,390,917) 4,932,831,155
Liabilities in excess of other assets - (3.5%) (165,037,128)
NET ASSETS - 100.0% $4,767,794,027
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2025. The total value of securities on loan at
July 31, 2025 was $359,564,340, collateralized in the
form of cash with a value of $186,562,875 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $150,401,096 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from August 7, 2025 – May 15, 2055 and $44,684,554
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from October 22,
2025 – June 30, 2120; a total value of $381,648,525.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $186,566,568.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Futures Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
FTSE 100 Index 40 09/19/2025 GBP $ 4,829,698 $ 120,755
FTSE/JSE Top 40 Index 40 09/18/2025 ZAR 2,015,341 39,589
Hang Seng Index 13 08/28/2025 HKD 2,049,032 (59,833)
MSCI Emerging Markets E-Mini Index 8 09/19/2025 USD 495,320 16,926
Russell 2000 E-Mini Index 6 09/19/2025 USD 666,060 30,492
S&P Midcap 400 E-Mini Index 6 09/19/2025 USD 1,899,060 16,968
S&P/TSX 60 Index 41 09/18/2025 CAD 9,616,043 253,027
SPI 200 Index 7 09/18/2025 AUD 980,599 16,802
$ 434,726
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 1,064,153 Citibank NA BRL
*
6,022,760 09/17/2025 $ 785
USD 2,026,557 JPMorgan Chase Bank NA EUR 1,750,000 09/17/2025 17,492
USD 3,098,545 JPMorgan Chase Bank NA GBP 2,300,000 09/17/2025 53,480
USD 2,602,393 Morgan Stanley HKD 20,274,345 09/17/2025 9,138
USD 7,284 UBS AG JPY 1,040,584 09/17/2025 335
USD 52,835 Morgan Stanley SEK 500,827 09/17/2025 1,367
USD 845,424 Citibank NA TWD
*
24,180,000 09/17/2025 32,283
USD 223,833 Morgan Stanley ZAR 4,060,000 09/17/2025 16
Total unrealized appreciation $ 114,896
AUD 1,394,480 Citibank NA USD 904,175 09/17/2025 $ (5,566)
CAD 2,263,539 Morgan Stanley USD 1,668,951 09/17/2025 (28,082)
GBP 1,397,860 Bank of Montreal USD 1,892,462 09/17/2025 (41,778)
INR
*
53,715,711 JPMorgan Chase Bank NA USD 625,390 09/17/2025 (13,459)
KRW
*
373,297,844 Citibank NA USD 277,414 09/17/2025 (7,523)
NOK 7,058,048 Morgan Stanley USD 708,786 09/17/2025 (22,904)
USD 435,508 Goldman Sachs & Co. MXN 8,380,000 09/17/2025 (7,342)
Total unrealized depreciation $ (126,654)
Net unrealized depreciation $ (11,758)
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)

Abbreviations: (continued)
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 11 .0%
Austria 0 .4
Brazil 5 .3
Canada 15 .3
Chile 0 .4
China 4 .3
Faroe Islands 0 .3
Finland 1 .2
France 2 .5
Germany 0 .4
India 2 .0
Indonesia 0 .3
Israel 0 .6
Italy 0 .7
Japan 0 .5
Malaysia 0 .8
Mexico 0 .7
Norway 2 .1
Qatar 1 .5
Saudi Arabia 2 .5
South Africa 2 .0
Spain 0 .4
Sweden 0 .7
Taiwan 0 .2
Thailand 0 .3
United Kingdom 1 .6
United States 41 .2
Zambia 0 .4
Other
1
0 .4
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .6%
Securities Lending Reinvestments 3 .9
Others
(1)
( 3 .5 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.0%
Air Freight & Logistics -
2.3%
CTT- Correios de Portugal SA(a) 124,712 $ 1,056,270
Deutsche Post AG 1,358,077 61,320,568
Oesterreichische Post AG 41,265 1,447,595
PostNL NV(a) 332,871 365,177
Singapore Post Ltd. 2,109,100 796,592
Viettel Post Joint Stock Corp. 91,700 388,515
65,374,717
Chemicals -
0.0%(b)
PureCycle Technologies, Inc.*(a) 78,862 1,057,539
Commercial Services & Supplies -
6.6%
Ambipar Participacoes e
Empreendimentos SA, Class B* 59,300 1,386,073
Befesa SA(a)(c) 43,099 1,301,298
Casella Waste Systems, Inc., Class
A*(a) 25,676 2,791,751
China Everbright Environment Group
Ltd.(a) 4,585,000 2,458,962
Clean Harbors, Inc.* 20,174 4,757,231
Cleanaway Waste Management Ltd.
(a) 3,344,299 6,201,294
CoreCivic , Inc.* 40,348 808,574
Daiei Kankyo Co. Ltd.(a) 49,100 1,014,658
Daiseki Co. Ltd.(a) 55,560 1,305,057
GEO Group, Inc. (The)*(a) 49,518 1,283,507
GFL Environmental, Inc.(a) 512,603 25,804,435
Republic Services, Inc., Class A 80,696 18,612,532
TRE Holdings Corp.(a) 91,700 833,553
Veralto Corp. 99,036 10,381,944
Waste Connections, Inc.(a) 375,970 70,361,635
Waste Management, Inc. 146,720 33,622,355
182,924,859
Construction & Engineering -
0.0%(b)
Envision Greenwise Holdings Ltd.*(a)
(c) 917,000 846,911
Diversified Telecommunication Services -
15.4%
AST SpaceMobile , Inc., Class A*(a) 83,447 4,436,877
AT&T, Inc. 2,840,866 77,868,137
BCE, Inc.(a) 861,413 20,137,332
BT Group plc(a) 5,799,108 15,893,371
Cellnex Telecom SA(c) 441,994 15,682,411
China Tower Corp. Ltd., Class H(c) 4,126,500 5,782,357
Cogent Communications Holdings,
Inc.(a) 13,755 627,090
Deutsche Telekom AG (Registered) 3,258,101 117,390,793
Frontier Communications Parent,
Inc.* 88,949 3,267,986
GCI Liberty, Inc.*‡ 36,294 —
Helios Towers plc* 939,925 1,480,181
HKT Trust & HKT Ltd. 3,150,000 4,959,745
Investments Shares Value
Diversified Telecommunication Services
(continued)
Infrastrutture Wireless Italiane SpA(c) 249,424 $ 2,957,555
Iridium Communications, Inc.(a) 32,095 785,044
KINX, Inc. 4,585 298,878
Koninklijke KPN NV 3,555,209 15,950,929
Lumen Technologies, Inc.*(a) 328,286 1,460,873
NTT, Inc. 48,509,300 49,220,041
Quebecor, Inc., Class B(a) 144,886 4,084,956
Swisscom AG (Registered)(a) 22,925 15,964,642
Verizon Communications, Inc. 1,661,604 71,050,187
429,299,385
Electric Utilities -
13.4%
American Electric Power Co., Inc.(a) 210,910 23,862,357
Constellation Energy Corp. 123,795 43,060,853
Duke Energy Corp. 305,361 37,144,112
Enel SpA 4,845,428 42,885,939
Entergy Corp.(a) 171,479 15,506,846
Exelon Corp. 399,812 17,967,551
Iberdrola SA(a) 3,666,313 64,433,857
NextEra Energy, Inc. 813,379 57,798,712
PG&E Corp. 853,727 11,969,253
Southern Co. (The)(a) 431,907 40,806,573
Xcel Energy, Inc.(a) 228,333 16,768,776
372,204,829
Gas Utilities -
0.7%
AltaGas Ltd.(a) 191,653 5,671,060
APA Group(a) 775,782 4,190,698
Enagas SA(a) 134,799 2,023,437
Snam SpA (a) 1,287,468 7,476,902
19,362,097
Ground Transportation -
14.6%
Aurizon Holdings Ltd. 2,673,972 5,578,104
Canadian National Railway Co. 832,636 77,918,662
Canadian Pacific Kansas City Ltd.(a) 1,350,741 99,555,537
Central Japan Railway Co. 1,505,500 35,122,831
CSX Corp. 746,438 26,528,407
East Japan Railway Co. 1,650,600 35,294,401
Keisei Electric Railway Co. Ltd.(a) 679,700 5,760,705
Kyushu Railway Co. 225,600 5,486,534
MTR Corp. Ltd.(a) 2,292,500 8,250,080
Norfolk Southern Corp. 88,949 24,727,822
Odakyu Electric Railway Co. Ltd.(a) 516,700 5,608,355
Rumo SA 1,742,300 5,147,340
Tobu Railway Co. Ltd. 275,100 4,701,533
Union Pacific Corp. 236,586 52,514,994
West Japan Railway Co.(a) 676,200 14,921,826
407,117,131
Health Care Providers & Services -
3.9%
Acadia Healthcare Co., Inc.*(a) 42,182 918,302
Bangkok Dusit Medical Services
PCL, NVDR 19,440,400 12,789,737
Bumrungrad Hospital PCL, NVDR 1,008,700 5,247,215

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Encompass Health Corp. 41,265 $ 4,543,689
Fresenius SE & Co. KGaA 595,133 28,595,075
HCA Healthcare, Inc.(a) 67,858 24,021,053
IHH Healthcare Bhd. 3,117,800 4,861,283
KPJ Healthcare Bhd. 2,842,700 1,726,282
Life Healthcare Group Holdings Ltd. 1,470,868 1,089,170
Ramsay Health Care Ltd.(a) 283,353 7,073,076
Rede D'Or Sao Luiz SA(c) 1,152,200 6,688,607
Select Medical Holdings Corp. 39,431 583,185
Tenet Healthcare Corp.* 37,597 6,063,644
Universal Health Services, Inc.,
Class B 19,257 3,205,328
107,405,646
Independent Power and Renewable Electricity Producers
-
1.0%
Vistra Corp. 134,799 28,110,983
IT Services -
0.2%
Fastly, Inc., Class A* 26,593 180,566
NEXTDC Ltd.*(a) 559,370 5,225,782
SUNeVision Holdings Ltd.(a) 504,000 501,432
5,907,780
Media -
2.3%
Charter Communications, Inc., Class
A* 37,597 10,127,128
Comcast Corp., Class A 1,474,536 48,998,831
EchoStar Corp., Class A*(a) 49,518 1,613,792
Liberty Broadband Corp., Class C* 50,435 3,092,674
Sirius XM Holdings, Inc.(a) 81,613 1,723,667
65,556,092
Multi-Utilities -
7.8%
Consolidated Edison, Inc. 142,135 14,710,973
Dominion Energy, Inc.(a) 339,290 19,831,501
E.ON SE 1,404,844 25,654,271
Engie SA 1,162,756 26,110,931
National Grid plc 3,174,654 44,532,491
Public Service Enterprise Group, Inc. 197,155 17,702,547
Sempra 259,511 21,196,858
Veolia Environnement SA 973,854 33,104,351
WEC Energy Group, Inc.(a) 125,629 13,703,611
216,547,534
Oil, Gas & Consumable Fuels -
8.7%
Antero Midstream Corp. 130,214 2,389,427
Cheniere Energy, Inc. 88,032 20,764,988
DT Midstream, Inc.(a) 41,265 4,239,154
Enbridge, Inc. 1,358,077 61,639,240
Hess Midstream LP, Class A 41,265 1,796,265
Keyera Corp.(a) 141,218 4,443,227
Kinder Morgan, Inc.(a) 777,616 21,819,905
Kinetik Holdings, Inc., Class A(a) 13,755 596,692
Koninklijke Vopak NV 39,431 1,890,076
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
ONEOK, Inc. 248,507 $ 20,404,910
Pembina Pipeline Corp. 364,966 13,594,987
Santos Ltd. 2,054,997 10,412,874
South Bow Corp.(a) 132,965 3,499,762
Targa Resources Corp. 86,198 14,344,209
TC Energy Corp. 641,900 30,717,228
Transneft PJSC (Preference)*‡ 147,300 —
Williams Cos., Inc. (The) 481,425 28,861,429
241,414,373
Specialized REITs -
4.4%
American Tower Corp., REIT 185,234 38,600,913
Crown Castle, Inc., REIT 173,313 18,213,463
Digital Core REIT Management Pte.
Ltd., REIT 458,500 240,713
Digital Realty Trust, Inc., REIT 124,712 22,004,185
Equinix, Inc., REIT 38,514 30,240,038
Keppel DC REIT, REIT 1,650,600 3,015,317
SBA Communications Corp., Class
A, REIT 43,099 9,685,207
Uniti Group, Inc., REIT*(a) 49,518 263,436
122,263,272
Transportation Infrastructure -
7.4%
Adani Ports & Special Economic
Zone Ltd. 1,280,132 20,065,917
Aena SME SA(c) 1,072,890 28,974,100
Airports of Thailand PCL, NVDR 6,419,000 8,053,213
Atlas Arteria Ltd. 1,368,164 4,545,405
Auckland International Airport Ltd. 2,416,295 10,741,242
Bangkok Expressway & Metro PCL,
NVDR 9,628,500 1,635,195
China Merchants Port Holdings Co.
Ltd. 1,834,000 3,611,929
COSCO SHIPPING Ports Ltd.(a) 1,893,426 1,326,604
Flughafen Zurich AG (Registered) 27,510 7,791,762
Gemadept Corp. 550,200 1,180,245
Getlink SE 443,828 8,076,935
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 412,324 5,479,769
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 586,880 13,508,666
Grupo Aeroportuario del Sureste
SAB de CV, Class B 243,005 7,380,300
International Container Terminal
Services, Inc. 2,164,120 16,620,679
Japan Airport Terminal Co. Ltd. 137,300 4,193,035
Jiangsu Expressway Co. Ltd., Class
H 1,834,000 2,249,862
Motiva Infraestrutura de Mobilidade
SA 1,467,200 3,226,055
Promotora y Operadora de
Infraestructura SAB de CV 270,515 3,194,573
Qube Holdings Ltd. 2,551,094 7,177,821
Santos Brasil Participacoes SA 641,900 1,599,433
Shenzhen International Holdings Ltd.
(a) 1,969,732 1,972,241

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Transurban Group(a) 4,540,984 $ 40,405,707
Westports Holdings Bhd. 1,375,500 1,806,049
204,816,737
Water Utilities -
2.6%
Aguas Andinas SA, Class A 3,769,787 1,232,493
American States Water Co. 12,838 944,748
American Water Works Co., Inc. 77,028 10,802,407
Beijing Enterprises Water Group Ltd.
(a) 5,986,000 2,051,253
California Water Service Group(a) 25,676 1,167,488
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 672,300 13,006,370
Cia de Saneamento de Minas Gerais
Copasa MG 275,100 1,270,702
Cia De Sanena Do Parana
(Preference) 1,467,200 1,732,269
Essential Utilities, Inc. 97,202 3,577,034
Guangdong Investment Ltd. 3,668,000 3,266,155
H2O America 9,170 442,819
Middlesex Water Co. 6,419 331,220
Pennon Group plc 657,489 4,336,519
Severn Trent plc 384,223 13,469,145
United Utilities Group plc 1,003,198 14,968,488
72,599,110
Wireless Telecommunication Services -
7.7%
Bharti Airtel Ltd. 2,426,382 53,023,851
KDDI Corp. 2,567,600 42,405,195
SoftBank Group Corp. 948,800 74,456,480
T-Mobile US, Inc. 181,566 43,287,150
213,172,676
Total Common Stocks
(Cost $2,404,999,035) 2,755,981,671
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4.9%(d)
CERTIFICATES OF DEPOSIT - 0.1%
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.53%,
1/8/2026(e) $ 1,000,000 999,557
National Australia Bank, New York
(SOFR + 0.25%), 4.57%,
3/17/2026(e) 1,000,000 1,000,122
Natixis SA, New York
4.47%, 12/11/2025 1,000,000 1,000,119
Total Certificates of Deposit
(Cost $3,000,000) 2,999,798
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS - 4.8%
BofA Securities, Inc.
4.78%, dated 7/31/2025, due
10/31/2025, repurchase price
$2,024,431, collateralized by
various Common Stocks, U.S.
Treasury Securities, 4.13%,
3/31/2029; ; total market value
$2,195,078 $ 2,000,000 $ 2,000,000
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$36,335,489, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $36,911,638 36,331,109 36,331,109
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$29,003,512, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $29,279,451 29,000,000 29,000,000
MetLife, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$19,002,301, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $19,340,895 19,000,000 19,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$12,001,490, collateralized by
various Common Stocks; total
market value $13,254,622 12,000,000 12,000,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$4,000,492, collateralized by
various Common Stocks; total
market value $4,346,821 4,000,000 4,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$32,003,964, collateralized by
various Common Stocks; total
market value $35,309,535 $ 32,000,000 $ 32,000,000
Total Repurchase Agreements
(Cost $134,331,109) 134,331,109
Total Securities Lending Reinvestments
(Cost $137,331,109) 137,330,907
Total Investments - 103.9%
(Cost $2,542,330,144) 2,893,312,578
Liabilities in excess of other assets - (3.9%) (108,850,870)
NET ASSETS - 100.0% $2,784,461,708
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2025. The total value of securities on loan at
July 31, 2025 was $257,855,564, collateralized in the
form of cash with a value of $137,331,109 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $120,021,245 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from August 7, 2025 – May 15, 2055 and $15,430,015
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00%
– 6.00%, and maturity dates ranging from October 20,
2025 – June 30, 2120; a total value of $272,782,369.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $137,330,907.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Futures Contracts
FlexShares ® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
FTSE 100 Index 77 09/19/2025 GBP $ 9,297,169 $ 219,505
S&P 500 E-Mini Index 19 09/19/2025 USD 6,055,537 255,947
S&P/TSX 60 Index 36 09/18/2025 CAD 8,443,355 157,063
SPI 200 Index 39 09/18/2025 AUD 5,463,341 86,000
TOPIX Index 3 09/11/2025 JPY 587,860 35,445
$ 753,960
Forward Foreign Currency Contracts
FlexShares ® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 1,046,146 Bank of Montreal AUD 1,600,000 09/17/2025 $ 15,098
USD 2,978,422 Bank of Montreal GBP 2,200,000 09/17/2025 65,751
USD 1,240,256 UBS AG JPY 177,172,000 09/17/2025 56,955
Total unrealized appreciation $ 137,804

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)

Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 357,000,000 JPMorgan Chase Bank NA USD 2,470,087 09/17/2025 $ (85,746)
Total unrealized depreciation $ (85,746)
Net unrealized appreciation $ 52,058
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares ® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 3.3%
Austria 0.1
Brazil 1.2
Canada 11.5
Chile 0.0
†
China 0.8
France 2.4
Germany 8.4
Hong Kong 0.5
India 2.6
Italy 1.9
Japan 10.1
Malaysia 0.3
Mexico 1.1
Netherlands 0.7
New Zealand 0.4
Philippines 0.6
Portugal 0.0
†
Singapore 0.1
South Africa 0.0
†
South Korea 0.0
†
Spain 4.0
Switzerland 0.9
Tanzania 0.1
Thailand 1.0
United Kingdom 3.3
United States 43.6
Vietnam 0.1
Other
1
1.0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.0%
Securities Lending Reinvestments 4.9
Others
(1)
(3.9)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .1%
Capital Markets -
0 .1%
HMC Capital Ltd., REIT(a) 138,176 $ 319,383
Diversified REITs -
8 .9%
Alexander & Baldwin, Inc., REIT 54,610 981,888
American Assets Trust, Inc., REIT 41,783 795,131
British Land Co. plc (The), REIT 513,080 2,373,730
Broadstone Net Lease, Inc., REIT 96,901 1,573,672
CapitaLand Integrated Commercial
Trust, REIT 3,059,300 5,187,852
Charter Hall Group, REIT 241,554 3,141,596
Covivio SA, REIT 6,223 405,628
Essential Properties Realty Trust,
Inc., REIT(a) 90,805 2,768,644
KDX Realty Investment Corp., REIT 2,103 2,270,757
Mapletree Pan Asia Commercial
Trust, REIT 1,244,600 1,237,549
Mori Trust REIT, Inc., REIT(a) 2,032 992,405
NIPPON REIT Investment Corp.,
REIT 1,559 979,975
Reit 1 Ltd., REIT 160,401 1,054,809
Stockland, REIT 161,798 578,164
Suntec REIT, REIT 622,300 556,417
Tokyu REIT, Inc., REIT(a) 728 952,478
WP Carey, Inc., REIT(a) 113,157 7,260,153
33,110,848
Financial Services -
0 .4%
HA Sustainable Infrastructure Capital,
Inc.(a) 58,674 1,523,764
Health Care REITs -
6 .9%
CareTrust REIT, Inc., REIT(a) 96,901 3,081,452
Healthpeak Properties, Inc., REIT 357,759 6,060,437
LTC Properties, Inc., REIT(a) 28,448 968,370
Medical Properties Trust, Inc.,
REIT(a) 294,640 1,213,917
National Health Investors, Inc.,
REIT(a) 23,495 1,641,361
Parkway Life REIT, REIT 304,800 946,810
Sabra Health Care REIT, Inc., REIT 122,301 2,205,087
Welltower, Inc., REIT 57,658 9,517,606
25,635,040
Hotel & Resort REITs -
1 .6%
Apple Hospitality REIT, Inc., REIT(a) 117,856 1,384,808
CapitaLand Ascott Trust, REIT 1,574,800 1,086,404
Park Hotels & Resorts, Inc., REIT 105,410 1,123,670
RLJ Lodging Trust, REIT(a) 101,727 752,780
Sunstone Hotel Investors, Inc., REIT 98,552 862,330
Xenia Hotels & Resorts, Inc., REIT 67,310 855,510
6,065,502
Investments Shares Value
Industrial REITs -
5 .9%
AIMS APAC REIT, REIT 88,900 $ 95,249
First Industrial Realty Trust, Inc.,
REIT 68,326 3,328,843
Granite REIT, REIT 20,701 1,094,381
Innovative Industrial Properties, Inc.,
REIT 14,732 761,644
LondonMetric Property plc, REIT 1,179,957 2,982,457
Mitsubishi Estate Logistics REIT
Investment Corp., REIT(a) 1,166 932,831
Montea NV, REIT 11,994 899,166
Prologis, Inc., REIT 92,583 9,886,013
Tritax Big Box REIT plc, REIT 1,157,224 2,163,886
22,144,470
Office REITs -
3 .0%
Cousins Properties, Inc., REIT 86,614 2,347,239
Highwoods Properties, Inc., REIT(a) 54,102 1,569,499
Inmobiliaria Colonial Socimi SA,
REIT 160,655 1,071,088
Japan Excellent, Inc., REIT(a) 1,039 966,544
Kilroy Realty Corp., REIT(a) 57,912 2,134,636
Vornado Realty Trust, REIT(a) 83,058 3,191,088
11,280,094
Real Estate Management & Development -
17 .4%
Airport City Ltd.*(a) 52,705 944,545
Allreal Holding AG (Registered) 7,747 1,755,370
Amot Investments Ltd. 168,910 1,158,064
Aroundtown SA* 396,748 1,440,399
Azrieli Group Ltd.(a) 12,827 1,268,484
Big Shopping Centers Ltd.* 8,255 1,582,091
Capitaland India Trust 1,117,600 1,025,123
City Developments Ltd. 265,500 1,260,631
CK Asset Holdings Ltd. 998,500 4,585,468
CTP NV(a)(b) 65,659 1,400,796
Daito Trust Construction Co. Ltd. 30,500 3,145,354
Hang Lung Group Ltd. 674,000 1,220,927
Hang Lung Properties Ltd. 555,000 571,261
Howard Hughes Holdings, Inc.* 16,764 1,152,190
Hulic Co. Ltd. 107,400 1,031,574
Ichigo, Inc.(a) 317,500 850,211
International Workplace Group plc 426,847 1,250,618
Intershop Holding AG 987 183,046
Katitas Co. Ltd.(a) 61,900 1,047,605
Kerry Properties Ltd.(a) 403,000 1,078,089
Mega Or Holdings Ltd., REIT 24,511 1,154,530
Melisron Ltd. 13,462 1,558,649
Mivne Real Estate KD Ltd. 337,185 1,276,147
Mobimo Holding AG (Registered) 3,683 1,444,536
Nomura Real Estate Holdings, Inc. 282,800 1,579,974
Olav Thon Eiendomsselskap ASA 3,556 101,911
PSP Swiss Property AG (Registered) 23,368 3,974,042
Sino Land Co. Ltd. 2,080,954 2,399,062
Sirius Real Estate Ltd., REIT(a) 839,470 1,156,460

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Sumitomo Realty & Development Co.
Ltd.(a) 160,800 $ 5,921,483
Sun Hung Kai Properties Ltd. 747,500 8,903,344
Swire Properties Ltd. 589,400 1,584,247
Tokyo Tatemono Co. Ltd.(a) 96,000 1,622,805
Tokyu Fudosan Holdings Corp.(a) 299,100 2,128,550
UOL Group Ltd. 245,600 1,302,446
VGP NV(a) 8,890 942,209
Zug Estates Holding AG, Class B 60 158,118
65,160,359
Residential REITs -
15 .2%
American Homes 4 Rent, Class A,
REIT 171,577 5,952,006
AvalonBay Communities, Inc.,
REIT(a) 73,533 13,697,727
Boardwalk REIT, REIT 19,558 1,010,755
Camden Property Trust, REIT 54,483 5,949,544
Equity Residential, REIT 176,403 11,148,669
Independence Realty Trust, Inc.,
REIT(a) 116,332 1,950,888
Killam Apartment REIT, REIT(a) 66,802 885,185
Mid-America Apartment
Communities, Inc., REIT(a) 60,452 8,610,178
UDR, Inc., REIT(a) 160,655 6,312,135
UNITE Group plc (The), REIT 119,253 1,181,234
56,698,321
Retail REITs -
19 .2%
Acadia Realty Trust, REIT(a) 61,468 1,150,681
Agree Realty Corp., REIT(a) 53,467 3,833,584
BWP Property Group Ltd., REIT* 414,909 956,358
Carmila SA, REIT 44,958 888,142
Choice Properties REIT, REIT(a) 96,774 993,254
CT REIT, REIT(a) 75,184 838,550
Eurocommercial Properties NV, REIT 34,686 1,065,941
First Capital REIT, REIT 77,470 1,041,675
Fukuoka REIT Corp., REIT(a) 804 965,901
Getty Realty Corp., REIT(a) 34,671 963,507
InvenTrust Properties Corp., REIT(a) 39,624 1,092,434
Kimco Realty Corp., REIT 344,805 7,320,210
Klepierre SA, REIT 111,252 4,273,311
NNN REIT, Inc., REIT 97,028 4,003,375
Realty Income Corp., REIT(a) 19,431 1,090,662
Regency Centers Corp., REIT(a) 89,154 6,365,596
Retail Estates NV, REIT 1,994 148,802
RioCan REIT, REIT(a) 83,947 1,071,690
Shaftesbury Capital plc, REIT 748,284 1,566,562
Simon Property Group, Inc., REIT 114,681 18,783,601
SITE Centers Corp., REIT(a) 57,277 616,873
SmartCentres REIT, REIT(a) 51,943 954,289
Starhill Global REIT, REIT 241,300 100,437
Tanger, Inc., REIT(a) 57,150 1,715,643
Unibail-Rodamco-Westfield, REIT 61,849 6,034,078
Vicinity Ltd., REIT(a) 1,984,502 3,155,972
Investments Shares Value
Retail REITs
(continued)
Waypoint REIT Ltd., REIT 564,515 $ 915,927
71,907,055
Specialized REITs -
19 .5%
American Tower Corp., REIT 123,825 25,803,892
Big Yellow Group plc, REIT 95,504 1,182,966
Crown Castle, Inc., REIT 2,667 280,275
Digital Realty Trust, Inc., REIT 33,782 5,960,496
EPR Properties, REIT(a) 39,116 2,152,945
Equinix, Inc., REIT 13,335 10,470,242
Four Corners Property Trust, Inc.,
REIT(a) 50,165 1,266,164
Keppel DC REIT, REIT 975,400 1,781,861
National Storage REIT, REIT(a) 714,502 1,104,077
Public Storage, REIT 7,366 2,003,110
Rayonier, Inc., REIT 73,152 1,705,173
Safestore Holdings plc, REIT(a) 122,428 1,091,172
Shurgard Self Storage Ltd., REIT 24,765 987,816
VICI Properties, Inc., Class A,
REIT(a) 526,669 17,169,409
72,959,598
Total Common Stocks
(Cost $352,540,101) 366,804,434
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 8 .5% (c)
REPURCHASE AGREEMENTS - 8 .5%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$13,635,177, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $13,851,381 $ 13,633,533 13,633,533
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$4,000,484, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $4,038,545 4,000,000 4,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,000,248, collateralized by
various Common Stocks; total
market value $2,209,104 2,000,000 2,000,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$4,000,492, collateralized by
various Common Stocks; total
market value $4,346,822 4,000,000 4,000,000

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$8,000,991, collateralized by
various Common Stocks; total
market value $8,827,384 $ 8,000,000 $ 8,000,000
31,633,533
Total Securities Lending Reinvestments
(Cost $31,633,533) 31,633,533
Total Investments - 106.6%
(Cost $384,173,634) 398,437,967
Liabilities in excess of other assets - (6.6%) (24,557,735)
NET ASSETS - 100.0% $373,880,232
*
Non-income producing security.
(a)
The security or a portion of this security is on loan at
July 31, 2025. The total value of securities on loan at
July 31, 2025 was $61,892,486, collateralized in the
form of cash with a value of $31,633,533 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $27,960,629 of collateral in the form
of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity
dates ranging from August 7, 2025 – May 15, 2055
and $5,876,371 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.00%, and maturity dates
ranging from October 20, 2025 – June 30, 2120; a
total value of $65,470,533.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933.
Regulation S applies to securities offerings that are
made outside of the United States and do not involve
direct selling efforts in the United States and as such
may have restrictions on resale.
(c)
The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total
value of securities purchased was $31,633,533.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
EURO STOXX 50 Index 13 09/19/2025 EUR $ 794,547 $ 4,163
S&P Midcap 400 E-Mini Index 12 09/19/2025 USD 3,798,120 117,408
SPI 200 Index 17 09/18/2025 AUD 2,381,456 44,365
$ 165,936
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 22,278 Citibank NA AUD 34,359 09/17/2025 $ 137
USD 155,452 Toronto-Dominion Bank (The) AUD 240,000 09/17/2025 795
USD 73,145 Toronto-Dominion Bank (The) CAD 100,000 09/17/2025 654
USD 243,187 JPMorgan Chase Bank NA EUR 210,000 09/17/2025 2,099
USD 16,631 Morgan Stanley EUR 14,355 09/17/2025 151
USD 107,775 JPMorgan Chase Bank NA GBP 80,000 09/17/2025 1,860
USD 357,575 JPMorgan Chase Bank NA JPY 51,680,000 09/17/2025 12,413
Total unrealized appreciation $ 18,109
CAD 149,730 Morgan Stanley USD 110,399 09/17/2025 $ (1,858)
GBP 130,000 Bank of Montreal USD 175,998 09/17/2025 (3,885)
JPY 56,910,000 JPMorgan Chase Bank NA USD 397,658 09/17/2025 (17,566)
JPY 22,693,000 UBS AG USD 158,858 09/17/2025 (7,295)

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)

Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
SGD 107,106 BNP Paribas SA USD 83,919 09/17/2025 $ (1,070)
USD 86,526 JPMorgan Chase Bank NA CHF 70,000 09/17/2025 (169)
USD 31,071 Bank of New York Mellon (The) ILS 111,846 09/17/2025 (1,911)
Total unrealized depreciation $ (33,754)
Net unrealized depreciation $ (15,645)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 2 .7%
Belgium 0 .8
Canada 2 .1
France 3 .1
Germany 0 .4
Hong Kong 5 .4
Israel 2 .7
Japan 6 .8
Netherlands 0 .7
Norway 0 .0
†
Singapore 3 .9
Spain 0 .3
Switzerland 2 .0
United Kingdom 4 .0
United States 63 .2
Other
1
1 .9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .1%
Securities Lending Reinvestments 8 .5
Others
(1)
( 6 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Real Assets Allocation Index Fund
July 31, 2025 (Unaudited)
The underlying index of the FlexShares® Real Assets Allocation
Index Fund is comprised of securities of affiliated FlexShares®
Funds. The Schedules of Investments of the affiliated FlexShares®
Funds are located elsewhere in this Report.
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.9%
FlexShares® Global Quality Real
Estate Index Fund(a) 49,023 $ 2,878,366
FlexShares® Morningstar Global
Upstream Natural Resources
Index Fund(a) 18,495 746,088
FlexShares® STOXX® Global
Broad Infrastructure Index
Fund(a) 59,661 3,616,053
Total Exchange Traded Funds
(Cost $7,330,451) 7,240,507
Total Investments - 99.9%
(Cost $7,330,451) 7,240,507
Other assets less liabilities - 0.1% 5,785
NET ASSETS - 100.0% $7,246,292
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
Percentages shown are based on Net Assets.
Investment in a company which was affiliated for the period ended July 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2025
Value
July 31, 2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain/(Loss)
FlexShares® Global
Quality Real
Estate Index
Fund $ 3,143,386 $ 827,087 $ 1,010,143 49,023 $ 2,878,366 $ (47,142) $ 101,084 $ (34,822)
FlexShares®
Morningstar
Global
Upstream
Natural
Resources
Index Fund 793,413 196,803 252,336 18,495 746,088 15,126 18,231 (6,918)
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund 3,955,335 900,205 1,409,790 59,661 3,616,053 161,708 95,104 8,595
$7,892,134 $1,924,095 $2,672,269 127,179 $7,240,507 $129,692 $214,419 $(33,145)
Security Type % of Net Assets
Exchange Traded Funds 99 .9%
Others
(1)
0 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
0 .4%
Lockheed Martin Corp. 19,980 $ 8,411,180
Air Freight & Logistics -
0 .5%
United Parcel Service, Inc., Class B 114,885 9,898,492
Banks -
3 .2%
Bank of America Corp. 29,970 1,416,682
Cullen/Frost Bankers, Inc.(a) 63,936 8,146,086
JPMorgan Chase & Co. 103,896 30,778,151
Popular, Inc. 87,912 10,072,957
Truist Financial Corp.(a) 227,772 9,955,914
60,369,790
Biotechnology -
4 .0%
AbbVie, Inc. 277,035 52,365,156
Gilead Sciences, Inc. 196,558 22,071,498
74,436,654
Broadline Retail -
1 .1%
Dillard's, Inc., Class A(a) 14,985 6,996,946
eBay, Inc. 139,860 12,832,155
19,829,101
Building Products -
0 .8%
Trane Technologies plc 34,965 15,317,467
Capital Markets -
2 .6%
Ameriprise Financial, Inc. 13,986 7,247,406
Bank of New York Mellon Corp. (The)
(a) 121,878 12,364,523
Invesco Ltd.(a) 495,504 10,410,539
Morgan Stanley 129,870 18,501,280
48,523,748
Chemicals -
0 .5%
Cabot Corp. 21,978 1,586,372
Scotts Miracle-Gro Co. (The)(a) 119,880 7,511,681
9,098,053
Commercial Services & Supplies -
0 .4%
Cintas Corp. 32,967 7,336,806
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 3,996 2,507,450
Construction Materials -
0 .1%
Eagle Materials, Inc. 4,995 1,120,329
Consumer Finance -
1 .2%
Ally Financial, Inc. 235,764 8,923,668
OneMain Holdings, Inc.(a) 158,841 9,179,421
Synchrony Financial 74,925 5,220,025
23,323,114
Investments Shares Value
Consumer Staples Distribution & Retail -
0 .5%
Costco Wholesale Corp. 5,151 $ 4,840,086
Walmart, Inc. 47,952 4,698,337
9,538,423
Distributors -
0 .3%
Pool Corp. 20,979 6,464,469
Diversified Consumer Services -
0 .1%
H&R Block, Inc. 50,949 2,768,569
Diversified Telecommunication Services -
0 .3%
Iridium Communications, Inc.(a) 193,806 4,740,495
Electric Utilities -
0 .8%
Duke Energy Corp. 4,995 607,592
Edison International 71,928 3,748,887
Evergy, Inc. 135,864 9,619,171
NRG Energy, Inc. 4,995 835,164
14,810,814
Electrical Equipment -
1 .4%
GE Vernova, Inc. 15,888 10,490,688
Rockwell Automation, Inc. 6,993 2,459,508
Vertiv Holdings Co., Class A 94,905 13,818,168
26,768,364
Energy Equipment & Services -
0 .9%
Schlumberger NV 450,202 15,216,827
Weatherford International plc(a) 14,985 847,402
16,064,229
Entertainment -
0 .5%
Electronic Arts, Inc. 62,937 9,597,263
Financial Services -
2 .7%
Fidelity National Information
Services, Inc.(a) 118,881 9,440,340
Jackson Financial, Inc., Class A 105,894 9,272,078
Mastercard, Inc., Class A 10,989 6,224,939
Radian Group, Inc. 252,747 8,242,080
Visa, Inc., Class A 27,972 9,663,487
Western Union Co. (The)(a) 881,118 7,093,000
49,935,924
Food Products -
0 .5%
Cal-Maine Foods, Inc.(a) 89,910 9,992,597
Gas Utilities -
0 .5%
UGI Corp.(a) 256,743 9,288,962
Ground Transportation -
1 .1%
Old Dominion Freight Line, Inc.(a) 1,998 298,201
Union Pacific Corp. 94,905 21,066,063
21,364,264

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies -
0 .6%
ResMed, Inc. 38,961 $ 10,595,054
Hotel & Resort REITs -
0 .9%
Apple Hospitality REIT, Inc., REIT(a) 735,264 8,639,352
Host Hotels & Resorts, Inc., REIT 545,454 8,574,537
17,213,889
Hotels, Restaurants & Leisure -
1 .3%
Booking Holdings, Inc. 3,033 16,693,814
Domino's Pizza, Inc. 6,993 3,239,228
Marriott International, Inc., Class A(a) 2,997 790,698
Vail Resorts, Inc.(a) 21,978 3,302,414
Wyndham Hotels & Resorts, Inc.(a) 6,993 601,398
24,627,552
Household Durables -
0 .5%
Installed Building Products, Inc.(a) 48,951 9,902,298
Household Products -
2 .7%
Colgate-Palmolive Co. 28,971 2,429,218
Procter & Gamble Co. (The) 316,683 47,651,291
50,080,509
Independent Power and Renewable Electricity Producers
-
0 .5%
Vistra Corp. 40,959 8,541,590
Industrial Conglomerates -
0 .7%
3M Co. 86,913 12,969,158
Insurance -
2 .4%
Aflac, Inc. 96,903 9,628,282
MetLife, Inc.(a) 118,881 9,029,012
Principal Financial Group, Inc. 81,918 6,375,678
Prudential Financial, Inc.(a) 90,909 9,416,354
Willis Towers Watson plc(a) 30,969 9,780,320
44,229,646
Interactive Media & Services -
6 .0%
Alphabet, Inc., Class A 129,870 24,922,053
Alphabet, Inc., Class C 104,895 20,230,050
Meta Platforms, Inc., Class A 87,912 67,994,657
113,146,760
IT Services -
1 .8%
Accenture plc, Class A 96,903 25,882,791
Amdocs Ltd.(a) 97,902 8,356,915
34,239,706
Machinery -
2 .5%
Caterpillar, Inc. 57,942 25,379,755
Illinois Tool Works, Inc. 46,953 12,018,559
Parker-Hannifin Corp. 1,039 760,444
Snap-on, Inc. 25,974 8,342,589
46,501,347
Investments Shares Value
Marine Transportation -
0 .2%
Matson, Inc.(a) 27,972 $ 2,986,850
Media -
0 .5%
Nexstar Media Group, Inc., Class
A(a) 50,949 9,533,067
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
Starwood Property Trust, Inc.(a) 434,565 8,456,635
Multi-Utilities -
0 .6%
Dominion Energy, Inc.(a) 182,817 10,685,654
Office REITs -
0 .5%
Kilroy Realty Corp., REIT(a) 260,739 9,610,840
Oil, Gas & Consumable Fuels -
2 .4%
EOG Resources, Inc. 87,912 10,551,198
Exxon Mobil Corp. 58,941 6,580,173
Kinetik Holdings, Inc., Class A(a) 195,804 8,493,978
Marathon Petroleum Corp. 59,940 10,201,189
Scorpio Tankers, Inc. 7,992 361,318
Valero Energy Corp.(a) 67,932 9,327,743
45,515,599
Paper & Forest Products -
0 .3%
Louisiana-Pacific Corp.(a) 55,944 5,057,897
Pharmaceuticals -
5 .1%
Bristol-Myers Squibb Co. 315,684 13,672,274
Johnson & Johnson 346,653 57,107,615
Merck & Co., Inc. 87,912 6,867,686
Pfizer, Inc. 292,707 6,817,146
Zoetis, Inc. 71,928 10,486,383
94,951,104
Professional Services -
2 .8%
Automatic Data Processing, Inc. 63,936 19,788,192
Booz Allen Hamilton Holding Corp. 18,981 2,037,231
Broadridge Financial Solutions, Inc. 23,976 5,934,300
Leidos Holdings, Inc. 28,971 4,625,220
Paychex, Inc.(a) 66,933 9,660,440
Paycom Software, Inc. 33,966 7,864,487
Robert Half, Inc.(a) 90,909 3,355,451
53,265,321
Residential REITs -
1 .6%
AvalonBay Communities, Inc., REIT 45,954 8,560,311
Equity Residential, REIT(a) 130,869 8,270,921
Essex Property Trust, Inc., REIT(a) 16,983 4,418,637
Mid-America Apartment
Communities, Inc., REIT 57,942 8,252,679
29,502,548
Retail REITs -
0 .5%
Brixmor Property Group, Inc., REIT 213,786 5,586,228
Kite Realty Group Trust, REIT(a) 143,856 3,161,955
8,748,183

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment -
14 .5%
Broadcom, Inc. 235,764 $ 69,243,887
KLA Corp. 20,979 18,441,170
Lam Research Corp. 205,794 19,517,503
NVIDIA Corp. 737,262 131,136,792
QUALCOMM, Inc. 173,826 25,510,704
Skyworks Solutions, Inc.(a) 109,890 7,531,860
271,381,916
Software -
9 .1%
Bentley Systems, Inc., Class B 183,816 10,657,652
Gen Digital, Inc.(a) 323,676 9,545,205
Intuit, Inc. 43,956 34,511,174
Microsoft Corp. 201,798 107,659,233
Pegasystems, Inc.(a) 109,890 6,451,642
Salesforce, Inc. 3,996 1,032,287
169,857,193
Specialized REITs -
0 .9%
Lamar Advertising Co., Class A, REIT 69,930 8,548,942
Public Storage, REIT 32,967 8,965,046
17,513,988
Specialty Retail -
2 .3%
Bath & Body Works, Inc. 124,875 3,616,380
Best Buy Co., Inc. 125,874 8,189,362
Home Depot, Inc. (The) 7,992 2,937,140
Lowe's Cos., Inc. 83,916 18,761,100
TJX Cos., Inc. (The) 2,997 373,216
Williams-Sonoma, Inc.(a) 47,952 8,969,422
42,846,620
Technology Hardware, Storage & Peripherals -
7 .4%
Apple, Inc. 641,358 133,126,680
NetApp, Inc. 48,951 5,097,268
138,223,948
Textiles, Apparel & Luxury Goods -
2 .2%
Kontoor Brands, Inc.(a) 106,893 5,949,664
NIKE, Inc., Class B 185,814 13,878,448
Ralph Lauren Corp. 32,967 9,848,891
Tapestry, Inc. 108,891 11,763,495
41,440,498
Tobacco -
2 .9%
Altria Group, Inc. 269,730 16,707,076
Philip Morris International, Inc. 226,773 37,202,111
53,909,187
Trading Companies & Distributors -
0 .6%
Fastenal Co.(a) 250,749 11,567,051
Total Common Stocks
(Cost $1,378,419,380) 1,858,608,165
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 6 .5% (b)
CERTIFICATES OF DEPOSIT - 0 .8%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.63%,
5/29/2026(c) $ 1,000,000 $ 999,808
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.66%,
7/1/2026(c) 1,000,000 999,985
Barclays Bank plc, New York
(SOFR + 0.35%), 4.71%,
10/15/2025(c) 1,000,000 1,000,144
BNP Paribas, New York
(SOFR + 0.24%), 4.56%,
12/1/2025(c) 1,000,000 1,000,072
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.56%,
12/17/2025(c) 1,000,000 999,919
Credit Agricole CIB, New York
(SOFR + 0.31%), 4.63%,
10/31/2025(c) 1,000,000 1,000,076
MUFG Bank Ltd., New York Branch
(SOFR + 0.19%), 4.55%,
9/8/2025(c) 1,000,000 1,000,000
Natixis SA, New York
4.47%, 12/11/2025 1,000,000 1,000,119
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(c) 1,000,000 1,000,241
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
10/1/2025(c) 1,000,000 1,000,086
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 10/6/2025 1,000,000 1,000,250
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.61%,
11/7/2025(c) 1,000,000 1,000,214
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.72%,
5/8/2026(c) 2,000,000 2,000,896
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.65%,
9/11/2025(c) 1,000,000 1,000,000
Total Certificates of Deposit
(Cost $15,000,000) 15,001,810

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS - 5 .7%
BofA Securities, Inc.
4.78%, dated 7/31/2025, due
10/31/2025, repurchase price
$8,097,724, collateralized by
various Common Stocks, U.S.
Treasury Securities, 4.13%,
3/31/2029; ; total market value
$8,780,312 $ 8,000,000 $ 8,000,000
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$10,540,591, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $10,707,726 10,539,320 10,539,320
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$5,000,606, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $5,048,181 5,000,000 5,000,000
MetLife, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$23,002,786, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $23,412,662 23,000,000 23,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$20,002,483, collateralized by
various Common Stocks; total
market value $22,091,037 20,000,000 20,000,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$11,001,354, collateralized by
various Common Stocks; total
market value $11,958,074 11,000,000 11,000,000
TD Prime Services LLC
4.63%, dated 7/31/2025, due
9/4/2025, repurchase price
$2,009,003, collateralized by
various Common Stocks; total
market value $2,174,195 2,000,000 2,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$27,003,345, collateralized by
various Common Stocks; total
market value $29,792,420 $ 27,000,000 $ 27,000,000
Total Repurchase Agreements
(Cost $106,539,320) 106,539,320
Total Securities Lending Reinvestments
(Cost $121,539,320) 121,541,130
Total Investments - 105.8%
(Cost $1,499,958,700) 1,980,149,295
Liabilities in excess of other assets - (5.8%) (108,536,543)
NET ASSETS - 100.0% $1,871,612,752
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July
31, 2025 was $163,507,041, collateralized in the form of
cash with a value of $121,539,320 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$43,919,338 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.13%, and maturity dates ranging from August 7, 2025
– November 15, 2054 and $3,263,542 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.13% – 4.50%, and maturity
dates ranging from March 22, 2034 – July 22, 2052; a
total value of $168,722,200.
(b) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $121,541,130.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)

Futures Contracts
FlexShares
®
Quality Dividend Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 32 09/19/2025 USD $ 10,198,800 $ 421,100
S&P Midcap 400 E-Mini Index 8 09/19/2025 USD 2,532,080 70,899
$ 491,999
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 6 .5
Others
(1)
( 5 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .8%
Aerospace & Defense -
0 .8%
Lockheed Martin Corp. 8,126 $ 3,420,884
Air Freight & Logistics -
1 .1%
CH Robinson Worldwide, Inc. 21,988 2,535,656
Expeditors International of
Washington, Inc. 15,057 1,750,226
United Parcel Service, Inc., Class B 9,799 844,282
5,130,164
Banks -
5 .1%
Bank of America Corp. 5,019 237,248
Cullen/Frost Bankers, Inc. 16,730 2,131,569
East West Bancorp, Inc. 23,422 2,348,055
JPMorgan Chase & Co. 31,787 9,416,581
Popular, Inc. 21,032 2,409,847
Prosperity Bancshares, Inc. 30,114 2,006,195
Truist Financial Corp.(a) 54,731 2,392,292
UMB Financial Corp. 19,120 2,103,009
23,044,796
Biotechnology -
4 .8%
AbbVie, Inc. 66,920 12,649,218
Amgen, Inc. 11,950 3,526,445
Gilead Sciences, Inc. 47,083 5,286,950
21,462,613
Broadline Retail -
1 .1%
Dillard's, Inc., Class A(a) 3,585 1,673,944
eBay, Inc. 33,460 3,069,955
4,743,899
Building Products -
1 .4%
Carlisle Cos., Inc. 5,019 1,780,289
Masco Corp. 11,950 814,154
Trane Technologies plc 8,365 3,664,539
6,258,982
Capital Markets -
0 .7%
Bank of New York Mellon Corp. (The) 29,158 2,958,079
Chemicals -
0 .5%
CF Industries Holdings, Inc. 25,573 2,373,942
Commercial Services & Supplies -
0 .1%
Rollins, Inc. 10,516 602,251
Communications Equipment -
0 .6%
Motorola Solutions, Inc. 6,214 2,727,822
Consumer Finance -
0 .5%
OneMain Holdings, Inc. 38,479 2,223,701
Consumer Staples Distribution & Retail -
0 .5%
Costco Wholesale Corp. 1,195 1,122,870
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Walmart, Inc. 11,711 $ 1,147,444
2,270,314
Containers & Packaging -
0 .4%
Avery Dennison Corp. 11,233 1,884,560
Diversified Consumer Services -
0 .5%
H&R Block, Inc. 38,240 2,077,962
Diversified Telecommunication Services -
0 .5%
Iridium Communications, Inc.(a) 84,367 2,063,617
Electric Utilities -
2 .4%
Duke Energy Corp. 28,680 3,488,635
Evergy, Inc. 33,460 2,368,968
FirstEnergy Corp.(a) 54,014 2,306,938
PPL Corp.(a) 66,920 2,388,375
10,552,916
Entertainment -
0 .5%
Electronic Arts, Inc. 16,013 2,441,822
Financial Services -
2 .2%
Fidelity National Information
Services, Inc. 28,202 2,239,521
Mastercard, Inc., Class A 2,629 1,489,250
MGIC Investment Corp. 81,021 2,098,444
Visa, Inc., Class A 6,692 2,311,885
Western Union Co. (The)(a) 217,729 1,752,718
9,891,818
Food Products -
0 .8%
Cal-Maine Foods, Inc. 21,510 2,390,621
General Mills, Inc.(a) 1,673 81,944
Kellanova 12,906 1,030,286
3,502,851
Gas Utilities -
0 .5%
National Fuel Gas Co. 26,529 2,302,452
Ground Transportation -
0 .4%
Landstar System, Inc. 11,711 1,561,896
Health Care Equipment & Supplies -
0 .6%
ResMed, Inc. 9,560 2,599,746
Health Care Providers & Services -
1 .4%
Cencora, Inc. 7,887 2,256,313
Chemed Corp. 1,434 591,238
McKesson Corp. 4,780 3,315,121
6,162,672
Hotel & Resort REITs -
0 .5%
Apple Hospitality REIT, Inc., REIT(a) 177,577 2,086,530

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure -
1 .6%
Domino's Pizza, Inc. 4,541 $ 2,103,437
Vail Resorts, Inc. 14,340 2,154,728
Wendy's Co. (The) 76,241 750,974
Yum! Brands, Inc. 16,491 2,377,178
7,386,317
Household Products -
3 .4%
Colgate-Palmolive Co. 15,057 1,262,530
Kimberly-Clark Corp. 17,686 2,204,029
Procter & Gamble Co. (The) 79,826 12,011,418
15,477,977
Independent Power and Renewable Electricity Producers
-
0 .6%
AES Corp. (The)(a) 166,105 2,184,281
Vistra Corp. 2,868 598,092
2,782,373
Industrial Conglomerates -
0 .7%
3M Co. 20,554 3,067,068
Industrial REITs -
0 .5%
STAG Industrial, Inc., REIT(a) 60,706 2,084,037
Insurance -
3 .0%
Aflac, Inc. 23,661 2,350,957
American Financial Group, Inc. 17,208 2,149,279
American International Group, Inc.(a) 30,114 2,337,750
MetLife, Inc.(a) 31,070 2,359,767
Unum Group(a) 27,246 1,956,535
Willis Towers Watson plc(a) 7,648 2,415,315
13,569,603
Interactive Media & Services -
4 .7%
Alphabet, Inc., Class A 31,548 6,054,061
Alphabet, Inc., Class C 25,573 4,932,009
Meta Platforms, Inc., Class A 13,384 10,351,721
21,337,791
IT Services -
0 .5%
Amdocs Ltd. 24,139 2,060,505
Leisure Products -
0 .6%
Hasbro, Inc. 32,743 2,460,964
Machinery -
1 .3%
Allison Transmission Holdings, Inc.(a) 15,535 1,399,238
Illinois Tool Works, Inc. 10,994 2,814,134
Toro Co. (The) 21,749 1,614,863
5,828,235
Metals & Mining -
1 .1%
Newmont Corp. 51,385 3,191,008
Royal Gold, Inc.(a) 12,906 1,954,227
5,145,235
Investments Shares Value
Mortgage Real Estate Investment Trusts (REITs) -
0 .6%
Rithm Capital Corp. 47,561 $ 572,159
Starwood Property Trust, Inc.(a) 106,355 2,069,668
2,641,827
Multi-Utilities -
0 .7%
Consolidated Edison, Inc. 6,692 692,622
Dominion Energy, Inc. 44,215 2,584,367
3,276,989
Office REITs -
0 .5%
Kilroy Realty Corp., REIT(a) 62,140 2,290,480
Oil, Gas & Consumable Fuels -
2 .0%
Cheniere Energy, Inc. 10,755 2,536,889
EOG Resources, Inc. 22,705 2,725,054
Exxon Mobil Corp. 14,101 1,574,236
Scorpio Tankers, Inc. 50,429 2,279,895
9,116,074
Pharmaceuticals -
5 .6%
Bristol-Myers Squibb Co. 76,719 3,322,700
Johnson & Johnson 82,694 13,623,010
Merck & Co., Inc. 93,927 7,337,577
Pfizer, Inc. 39,913 929,574
Zoetis, Inc. 956 139,375
25,352,236
Professional Services -
3 .0%
Automatic Data Processing, Inc. 15,535 4,808,083
Booz Allen Hamilton Holding Corp. 17,208 1,846,935
Leidos Holdings, Inc. 14,340 2,289,381
Paychex, Inc. 16,013 2,311,156
Verisk Analytics, Inc.(a) 8,126 2,264,797
13,520,352
Residential REITs -
1 .8%
AvalonBay Communities, Inc.,
REIT(a) 11,233 2,092,483
Equity Residential, REIT(a) 32,026 2,024,043
Essex Property Trust, Inc., REIT(a) 7,887 2,052,040
Mid-America Apartment
Communities, Inc., REIT 14,101 2,008,406
8,176,972
Retail REITs -
0 .5%
Regency Centers Corp., REIT 30,353 2,167,204
Semiconductors & Semiconductor Equipment -
14 .3%
Broadcom, Inc. 80,065 23,515,090
KLA Corp. 5,019 4,411,852
NVIDIA Corp. 170,885 30,395,315
QUALCOMM, Inc. 41,108 6,033,010
64,355,267
Software -
8 .4%
Bentley Systems, Inc., Class B 45,171 2,619,015
Gen Digital, Inc. 78,631 2,318,828
Intuit, Inc. 7,887 6,192,320

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Microsoft Corp. 48,995 $ 26,138,832
Pegasystems, Inc.(a) 10,994 645,458
Salesforce, Inc. 239 61,741
37,976,194
Specialized REITs -
0 .5%
Public Storage, REIT 8,126 2,209,784
Specialty Retail -
2 .7%
Best Buy Co., Inc. 25,095 1,632,681
Home Depot, Inc. (The) 1,912 702,679
Lowe's Cos., Inc. 21,271 4,755,557
TJX Cos., Inc. (The) 42,064 5,238,230
12,329,147
Technology Hardware, Storage & Peripherals -
6 .5%
Apple, Inc. 139,815 29,021,400
Textiles, Apparel & Luxury Goods -
1 .1%
Kontoor Brands, Inc.(a) 29,875 1,662,843
NIKE, Inc., Class B 44,454 3,320,269
4,983,112
Tobacco -
3 .0%
Altria Group, Inc. 64,530 3,996,988
Philip Morris International, Inc. 58,794 9,645,156
13,642,144
Trading Companies & Distributors -
0 .7%
Fastenal Co. 60,228 2,778,317
MSC Industrial Direct Co., Inc., Class
A 5,019 434,746
3,213,063
Wireless Telecommunication Services -
1 .0%
T-Mobile US, Inc.(a) 19,598 4,672,359
Total Common Stocks
(Cost $347,953,336) 444,490,998
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .3% (b)
REPURCHASE AGREEMENTS - 6 .3%
BofA Securities, Inc.
4.78%, dated 7/31/2025, due
10/31/2025, repurchase price
$1,012,216, collateralized by
various Common Stocks, U.S.
Treasury Securities, 4.13%,
3/31/2029; ; total market value
$1,097,539 $ 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$9,157,247, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $9,302,447 $ 9,156,143 $ 9,156,143
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$10,001,211, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $10,096,362 10,000,000 10,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,124, collateralized by
various Common Stocks; total
market value $1,104,552 1,000,000 1,000,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,123, collateralized by
various Common Stocks; total
market value $1,086,705 1,000,000 1,000,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$6,000,743, collateralized by
various Common Stocks; total
market value $6,620,538 6,000,000 6,000,000
28,156,143
Total Securities Lending Reinvestments
(Cost $28,156,143) 28,156,143
Total Investments - 105.1%
(Cost $376,109,479) 472,647,141
Liabilities in excess of other assets - (5.1%) (23,053,593)
NET ASSETS - 100.0% $449,593,548

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)

(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $30,926,245, collateralized in the form of cash
with a value of $28,156,143 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $3,102,309
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from August 7, 2025 –
November 15, 2054 and $642,178 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.13% – 4.50%, and maturity
dates ranging from March 22, 2034 – July 22, 2052; a
total value of $31,900,630.
(b) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $28,156,143.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation
Long Contracts
S&P 500 E-Mini Index 9 09/19/2025 USD $ 2,868,412 $ 125,989
S&P 500 Micro E-Mini Index 70 09/19/2025 USD 2,230,988 97,500
$ 223,489
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98 .8%
Securities Lending Reinvestments 6 .3
Others
(1)
( 5 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .0%
Air Freight & Logistics -
1 .6%
Deutsche Post AG 132,050 $ 5,962,387
Sinotrans Ltd., Class H(a) 10,564,000 5,867,394
11,829,781
Automobile Components -
0 .3%
Magna International, Inc. 47,260 1,942,290
Automobiles -
1 .9%
Dr Ing hc F Porsche AG (Preference)
(b) 17,236 880,634
Hero MotoCorp Ltd. 108,698 5,286,943
Isuzu Motors Ltd. 123,500 1,598,168
Kia Corp. 15,568 1,148,404
Mercedes-Benz Group AG 44,758 2,566,511
Subaru Corp.(a) 177,100 3,270,869
14,751,529
Banks -
18 .6%
ANZ Group Holdings Ltd. 113,702 2,248,920
Bank Leumi Le-Israel BM 78,118 1,452,250
Bank Mandiri Persero Tbk. PT 5,254,200 1,440,075
Bank of Nova Scotia (The) 22,240 1,240,086
Bank Polska Kasa Opieki SA 117,038 6,416,090
Bank Rakyat Indonesia Persero Tbk.
PT 11,731,600 2,645,046
Barclays plc 807,312 3,966,807
BNP Paribas SA 66,720 6,113,732
BOC Hong Kong Holdings Ltd. 1,361,000 6,120,166
CaixaBank SA(a) 744,484 7,029,818
Canara Bank 232,408 284,545
Danske Bank A/S 55,044 2,199,278
DNB Bank ASA 23,074 587,977
FinecoBank Banca Fineco SpA 267,714 5,736,034
Grupo Cibest SA (Preference) 149,008 1,638,500
Grupo Financiero Banorte SAB de
CV, Class O 667,200 5,957,440
Hang Seng Bank Ltd.(a) 120,100 1,753,307
HSBC Holdings plc 1,077,250 13,155,241
ING Bank Slaski SA 18,904 1,688,400
ING Groep NV 205,164 4,811,471
Intesa Sanpaolo SpA 943,532 5,718,174
Japan Post Bank Co. Ltd. 27,800 313,107
KBC Group NV 62,828 6,598,442
Komercni Banka A/S 31,414 1,504,517
Mitsubishi UFJ Financial Group, Inc. 305,800 4,288,454
National Bank of Canada(a) 3,058 318,795
Nordea Bank Abp 455,086 6,667,119
Royal Bank of Canada(a) 89,238 11,475,624
Santander Bank Polska SA 39,476 5,808,279
Sberbank of Russia PJSC*‡ 1,227,390 —
Skandinaviska Enskilda Banken AB,
Class A 361,400 6,346,847
Investments Shares Value
Banks
(continued)
Sumitomo Mitsui Financial Group,
Inc. 114,800 $ 2,940,656
Swedbank AB, Class A 230,462 6,165,457
Toronto-Dominion Bank (The) 84,234 6,148,707
140,779,361
Beverages -
0 .2%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,278,800 1,345,591
Broadline Retail -
0 .7%
Alibaba Group Holding Ltd., ADR(a) 33,082 3,990,682
Next plc 9,174 1,494,485
5,485,167
Capital Markets -
2 .0%
Brookfield Asset Management Ltd.,
Class A(a) 93,130 5,755,327
Daiwa Securities Group, Inc. 250,200 1,757,277
Julius Baer Group Ltd. 25,298 1,720,283
Moscow Exchange MICEX-RTS
PJSC*‡ 775,590 —
Nomura Holdings, Inc. 317,100 2,117,582
Partners Group Holding AG(a) 2,933 3,978,449
15,328,918
Chemicals -
2 .0%
Evonik Industries AG 248,254 4,963,910
Fertiglobe plc 6,340,346 4,488,007
Nitto Denko Corp. 93,900 1,959,799
Shin-Etsu Chemical Co. Ltd. 132,900 3,881,162
15,292,878
Construction & Engineering -
0 .2%
Bouygues SA 44,480 1,840,381
Consumer Staples Distribution & Retail -
0 .4%
Carrefour SA 103,972 1,495,844
Coles Group Ltd. 142,614 1,904,389
3,400,233
Diversified Telecommunication Services -
3 .1%
BCE, Inc. 92,018 2,146,780
Elisa OYJ 8,618 445,446
Emirates Integrated
Telecommunications Co. PJSC 2,258,750 6,149,438
Koninklijke KPN NV 783,960 3,517,343
Orange SA 152,344 2,326,905
Telefonica SA(a) 388,366 2,010,938
Telenor ASA 115,648 1,783,011
Telia Co. AB(a) 458,978 1,627,618
Telstra Group Ltd. 609,654 1,950,853
TELUS Corp. 105,918 1,709,949
23,668,281

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
2 .7%
Emera, Inc.(a) 41,700 $ 1,962,318
Enel SpA 1,064,184 9,418,885
Fortum OYJ(a) 328,874 6,056,481
Origin Energy Ltd. 246,864 1,854,869
Power Grid Corp. of India Ltd. 269,104 893,954
20,186,507
Electronic Equipment, Instruments & Components -
0 .1%
Largan Precision Co. Ltd. 5,000 396,181
Entertainment -
1 .0%
Nintendo Co. Ltd. 91,000 7,673,278
Financial Services -
2 .5%
Banca Mediolanum SpA 333,322 5,913,307
Chailease Holding Co. Ltd. 1,188,651 4,619,600
FirstRand Ltd. 122,876 526,364
ORIX Corp. 205,800 4,649,457
REC Ltd. 710,290 3,204,459
18,913,187
Food Products -
1 .6%
China Feihe Ltd.(b) 1,946,000 1,157,684
Nestle SA (Registered) 99,524 8,713,942
Want Want China Holdings Ltd. 1,668,000 1,204,785
WH Group Ltd.(b) 834,000 840,374
11,916,785
Gas Utilities -
1 .8%
China Gas Holdings Ltd. 5,838,000 6,135,478
Grupo Energia Bogota SA ESP 7,813,746 5,534,173
Hong Kong & China Gas Co. Ltd. 1,946,000 1,737,766
13,407,417
Ground Transportation -
0 .0% (c)
Canadian National Railway Co. 1,946 182,108
Hotels, Restaurants & Leisure -
1 .4%
Evolution AB(b) 45,870 4,100,185
OPAP SA 246,030 5,536,131
Sodexo SA 15,846 948,541
10,584,857
Household Durables -
0 .7%
Nien Made Enterprise Co. Ltd. 355,023 5,108,715
Sony Group Corp. 21,400 523,571
5,632,286
Household Products -
0 .3%
Unilever Indonesia Tbk. PT 24,352,800 2,530,738
Independent Power and Renewable Electricity Producers
-
0 .0%
Unipro PAO*‡ 125,500,000 —
Investments Shares Value
Industrial Conglomerates -
1 .5%
Astra International Tbk. PT 15,234,400 $ 4,721,692
Hitachi Ltd. 166,800 5,205,884
Siemens AG (Registered) 5,282 1,359,636
11,287,212
Insurance -
3 .6%
Admiral Group plc 40,310 1,823,306
Allianz SE (Registered) 1,112 441,895
BB Seguridade Participacoes SA 834,000 5,020,193
Legal & General Group plc 587,414 1,996,246
Manulife Financial Corp.(a) 116,204 3,603,244
New China Life Insurance Co. Ltd.,
Class H(a) 1,362,200 8,728,492
Powszechny Zaklad Ubezpieczen SA 343,052 5,789,806
27,403,182
Interactive Media & Services -
1 .1%
Tencent Holdings Ltd. 114,200 8,001,274
IT Services -
1 .3%
HCL Technologies Ltd. 301,074 5,045,124
Infosys Ltd. 68,110 1,173,281
Nomura Research Institute Ltd. 83,400 3,335,557
9,553,962
Leisure Products -
0 .0% (c)
Shimano, Inc. 800 88,109
Machinery -
1 .3%
Komatsu Ltd. 64,700 2,091,535
Kone OYJ, Class B 95,076 5,869,710
Weichai Power Co. Ltd., Class H 834,000 1,767,867
9,729,112
Marine Transportation -
3 .0%
AP Moller - Maersk A/S, Class A 73 144,212
AP Moller - Maersk A/S, Class B(a) 2,914 5,808,022
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 3,058,000 5,593,997
Evergreen Marine Corp. Taiwan Ltd. 639,000 4,238,948
Kawasaki Kisen Kaisha Ltd.(a) 147,200 2,095,591
Orient Overseas International Ltd. 278,000 5,011,083
22,891,853
Media -
0 .5%
WPP plc 710,846 3,856,862
Metals & Mining -
5 .4%
BHP Group Ltd.(a) 642,180 16,228,603
China Hongqiao Group Ltd.(a) 2,919,000 7,734,420
Fortescue Ltd.(a) 536,540 6,138,669
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
JFE Holdings, Inc.(a) 139,000 1,615,871
Kumba Iron Ore Ltd.(a) 310,804 5,177,403
Rio Tinto plc 73,392 4,373,948
Severstal PAO‡ 58,985 —
41,268,914

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities -
0 .4%
Engie SA 118,150 $ 2,653,185
Oil, Gas & Consumable Fuels -
6 .8%
Alamtri Resources Indonesia Tbk. PT 41,533,200 4,669,488
BP plc 46,982 251,648
Canadian Natural Resources Ltd.(a) 136,776 4,339,080
China Shenhua Energy Co. Ltd.,
Class H(a) 1,189,500 5,159,551
Coal India Ltd. 360,288 1,547,903
Eni SpA 159,294 2,718,390
Equinor ASA 125,934 3,275,144
Indian Oil Corp. Ltd.* 907,114 1,507,943
PetroChina Co. Ltd., Class H 2,338,000 2,284,390
PTT Exploration & Production PCL,
NVDR 556,000 2,143,697
Repsol SA(a) 142,336 2,163,454
Shell plc 62,828 2,254,019
TotalEnergies SE 87,570 5,213,873
Turkiye Petrol Rafinerileri A/S 452,862 1,884,275
United Tractors Tbk. PT 4,058,800 5,956,853
Var Energi ASA 535,428 1,854,904
Woodside Energy Group Ltd.(a) 155,124 2,655,719
Yankuang Energy Group Co. Ltd.,
Class H(a) 1,356,000 1,547,740
51,428,071
Paper & Forest Products -
0 .1%
UPM-Kymmene OYJ 28,078 731,109
Passenger Airlines -
1 .5%
Cathay Pacific Airways Ltd.(a) 4,085,000 6,088,471
Singapore Airlines Ltd. 1,056,400 5,537,072
11,625,543
Personal Care Products -
0 .5%
L'Oreal SA 8,062 3,592,674
Unilever plc 9,452 551,366
4,144,040
Pharmaceuticals -
6 .0%
AstraZeneca plc 20,016 2,999,521
Chugai Pharmaceutical Co. Ltd. 27,800 1,359,567
Daiichi Sankyo Co. Ltd. 171,300 4,234,267
Novartis AG (Registered) 162,352 18,831,272
Novo Nordisk A/S, Class B(a) 76,172 3,674,332
Roche Holding AG 556 186,783
Roche Holding AG - BR 40,032 12,674,376
Sanofi SA 1,946 175,600
Takeda Pharmaceutical Co. Ltd. 39,000 1,088,408
45,224,126
Professional Services -
2 .1%
Bureau Veritas SA(a) 166,244 5,145,024
Intertek Group plc 80,342 5,252,237
Randstad NV 35,584 1,704,046
Investments Shares Value
Professional Services
(continued)
SGS SA (Registered) 34,194 $ 3,486,563
15,587,870
Real Estate Management & Development -
1 .8%
China Resources Land Ltd. 1,668,000 6,130,165
CK Asset Holdings Ltd. 1,251,000 5,745,038
Henderson Land Development Co.
Ltd.(a) 496,000 1,737,580
13,612,783
Semiconductors & Semiconductor Equipment -
6 .8%
ASML Holding NV 5,560 3,901,583
BE Semiconductor Industries NV 2,502 341,062
MediaTek, Inc. 196,688 9,027,978
Novatek Microelectronics Corp. 324,770 5,168,465
Realtek Semiconductor Corp. 90,947 1,752,057
Taiwan Semiconductor Manufacturing
Co. Ltd. 538,447 20,926,326
Tokyo Electron Ltd. 57,800 10,496,522
51,613,993
Software -
1 .6%
Nemetschek SE 38,364 5,756,538
Open Text Corp.(a) 50,596 1,492,391
Oracle Financial Services Software
Ltd. 8,896 860,670
SAP SE 15,290 4,389,042
12,498,641
Specialty Retail -
2 .3%
Chow Tai Fook Jewellery Group Ltd.
(a) 3,892,000 6,524,678
Fast Retailing Co. Ltd. 600 184,910
H & M Hennes & Mauritz AB, Class
B(a) 113,702 1,541,882
Industria de Diseno Textil SA 138,444 6,640,894
Jarir Marketing Co. 631,338 2,162,750
17,055,114
Technology Hardware, Storage & Peripherals -
0 .7%
Catcher Technology Co. Ltd. 192,000 1,363,732
Lite-On Technology Corp. 471,000 1,877,846
Samsung Electronics Co. Ltd. 38,364 1,975,187
5,216,765
Textiles, Apparel & Luxury Goods -
1 .1%
Bosideng International Holdings Ltd. 9,220,000 5,261,860
Cie Financiere Richemont SA
(Registered) 2,224 365,349
Feng TAY Enterprise Co. Ltd. 32,123 128,072
LVMH Moet Hennessy Louis Vuitton
SE 3,465 1,873,277
Shenzhou International Group
Holdings Ltd. 139,000 1,006,643
8,635,201
Tobacco -
2 .1%
British American Tobacco plc 130,660 6,985,520

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Tobacco
(continued)
Imperial Brands plc 170,692 $ 6,672,650
Japan Tobacco, Inc. 78,000 2,237,975
15,896,145
Trading Companies & Distributors -
2 .2%
ITOCHU Corp. 153,200 8,075,588
Marubeni Corp. 111,200 2,300,180
Mitsubishi Corp.(a) 147,700 2,932,507
Mitsui & Co. Ltd. 66,000 1,359,513
Sumitomo Corp.(a) 83,400 2,139,101
16,806,889
Wireless Telecommunication Services -
1 .2%
KDDI Corp. 45,800 756,410
Tele2 AB, Class B 392,536 6,085,237
Vodafone Group plc 2,043,022 2,217,520
9,059,167
Total Common Stocks
(Cost $625,639,732) 742,956,876
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .1% (d)
REPURCHASE AGREEMENTS - 3 .1%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$19,147,023, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $19,450,625 $ 19,144,715 19,144,715
Citigroup Global Markets, Inc.
4.36%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,121, collateralized by
various U.S. Treasury Securities,
ranging from 1.88% - 4.13%,
maturing 2/28/2027 - 2/28/2030;
total market value $1,009,636 1,000,000 1,000,000
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,124, collateralized by
various Common Stocks; total
market value $1,104,552 1,000,000 1,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$2,000,246, collateralized by
various Common Stocks; total
market value $2,173,410 $ 2,000,000 $ 2,000,000
23,144,715
Total Securities Lending Reinvestments
(Cost $23,144,715) 23,144,715
Total Investments - 101.1%
(Cost $648,784,447) 766,101,591
Liabilities in excess of other assets - (1.1%) (8,327,219)
NET ASSETS - 100.0% $757,774,372
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $99,448,824, collateralized in the form of cash
with a value of $23,144,715 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $54,098,485
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 7, 2025 – May
15, 2055 and $29,444,923 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.00%, and maturity dates
ranging from October 20, 2025 – June 30, 2120; a total
value of $106,688,123.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $23,144,715.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE E-Mini Index 73 09/19/2025 USD $ 9,538,910 $ (81,367)
MSCI Emerging Markets E-Mini Index 82 09/19/2025 USD 5,077,030 126,394
$ 45,027
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 80,401 Citibank NA AUD 124,000 09/17/2025 $ 495
USD 216,648 Citibank NA BRL
*
1,226,155 09/17/2025 160
USD 1,014,862 Morgan Stanley CHF 815,364 09/17/2025 5,040
USD 394,642 Morgan Stanley DKK 2,540,779 09/17/2025 3,580
USD 1,966,944 Morgan Stanley EUR 1,697,812 09/17/2025 17,792
USD 461,594 Bank of Montreal GBP 340,955 09/17/2025 10,190
USD 418,450 Morgan Stanley HKD 3,260,000 09/17/2025 1,469
USD 323,082 JPMorgan Chase Bank NA INR
*
27,750,000 09/17/2025 6,953
USD 1,434,450 UBS AG JPY 204,912,715 09/17/2025 65,873
USD 414,176 Citibank NA KRW
*
557,330,039 09/17/2025 11,232
Total unrealized appreciation $ 122,784
CAD 1,367,313 Morgan Stanley USD 1,008,146 09/17/2025 $ (16,963)
Total unrealized depreciation $ (16,963)
Net unrealized appreciation $ 105,821
*
Non-deliverable forward.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 4 .3%
Belgium 0 .9
Brazil 0 .7
Canada 5 .6
China 11 .0
Colombia 0 .9
Czech Republic 0 .2
Denmark 1 .6
Finland 1 .7
France 4 .1
Germany 3 .5
Greece 0 .7
Hong Kong 3 .3
India 2 .6
Indonesia 2 .9
Israel 0 .2
Italy 3 .9
Japan 11 .4
Mexico 0 .8
Netherlands 1 .9
Norway 1 .0
Poland 2 .6
Saudi Arabia 0 .3
Singapore 0 .7
South Africa 0 .8
South Korea 0 .4
Spain 2 .4
Sweden 4 .3
Switzerland 6 .6
Taiwan 7 .2
Thailand 0 .3
Turkey 0 .2
United Arab Emirates 1 .4
United Kingdom 7 .6
Other
1
2 .0
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .0%
Securities Lending Reinvestments 3 .1
Others
(1)
( 1 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
July 31, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .0%
Air Freight & Logistics -
1 .2%
Deutsche Post AG 7,383 $ 333,361
Sinotrans Ltd., Class H 1,035,000 574,853
908,214
Automobile Components -
0 .8%
Bharat Forge Ltd. 10,649 142,122
Magna International, Inc. 4,715 193,777
Sumitomo Electric Industries Ltd. 9,200 229,733
565,632
Automobiles -
0 .8%
Dr Ing hc F Porsche AG (Preference)
(a) 1,656 84,610
Hyundai Motor India Ltd.* 2,737 67,232
Isuzu Motors Ltd. 10,300 133,288
Kia Corp. 1,012 74,652
Mercedes-Benz Group AG 4,439 254,541
614,323
Banks -
17 .8%
ANZ Group Holdings Ltd. 18,515 366,210
Bank Polska Kasa Opieki SA 11,431 626,654
Barclays plc 91,080 447,531
BNP Paribas SA 6,486 594,330
BOC Hong Kong Holdings Ltd. 23,000 103,427
CaixaBank SA(b) 34,270 323,596
Canara Bank 368,161 450,751
China Merchants Bank Co. Ltd.,
Class H 85,500 555,478
DNB Bank ASA 2,530 64,470
FinecoBank Banca Fineco SpA 26,312 563,760
Grupo Cibest SA (Preference) 13,938 153,263
Grupo Financiero Banorte SAB de
CV, Class O 64,400 575,029
Hang Seng Bank Ltd. 11,500 167,885
HSBC Holdings plc 106,306 1,298,195
ING Bank Slaski SA 1,909 170,501
ING Groep NV 19,987 468,732
Intesa Sanpaolo SpA 92,782 562,295
KBC Group NV 6,164 647,367
Komercni Banka A/S 3,220 154,216
Mitsubishi UFJ Financial Group, Inc. 85,100 1,193,419
National Bank of Canada(b) 2,484 258,956
Nordea Bank Abp 20,010 293,151
Royal Bank of Canada 8,809 1,132,800
Santander Bank Polska SA 3,841 565,143
Sberbank of Russia PJSC
(Preference)*‡ 31,920 —
Skandinaviska Enskilda Banken AB,
Class A 35,374 621,232
Standard Chartered plc 15,847 285,312
Swedbank AB, Class A 22,425 599,927
13,243,630
Investments Shares Value
Beverages -
0 .7%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 476,100 $ 500,966
Broadline Retail -
0 .3%
Alibaba Group Holding Ltd., ADR 2,024 244,155
Building Products -
0 .8%
Geberit AG (Registered) 805 618,583
Capital Markets -
3 .7%
Brookfield Asset Management Ltd.,
Class A(b) 9,706 599,820
Daiwa Securities Group, Inc. 9,200 64,616
EQT AB(b) 5,658 190,556
Hong Kong Exchanges & Clearing
Ltd. 10,500 571,146
Julius Baer Group Ltd. 8,165 555,226
Nomura Holdings, Inc. 32,200 215,030
Partners Group Holding AG(b) 437 592,766
2,789,160
Chemicals -
1 .1%
Evonik Industries AG 7,176 143,486
Fertiglobe plc 314,985 222,962
Shin-Etsu Chemical Co. Ltd. 15,000 438,054
804,502
Construction & Engineering -
0 .3%
Bouygues SA 4,577 189,376
Diversified Telecommunication Services -
1 .0%
Telefonica SA(b) 38,341 198,528
Telkom Indonesia Persero Tbk. PT 3,128,000 547,471
TELUS Corp. 828 13,367
759,366
Electric Utilities -
2 .3%
Enel SpA 103,569 916,669
Fortum OYJ(b) 32,798 604,002
Origin Energy Ltd. 25,024 188,023
1,708,694
Electronic Equipment, Instruments & Components -
0 .3%
TDK Corp. 16,100 198,662
Entertainment -
0 .5%
Universal Music Group NV(b) 13,363 388,177
Financial Services -
2 .0%
Banca Mediolanum SpA 32,775 581,446
FirstRand Ltd. 114,356 489,867
Power Finance Corp. Ltd. 75,831 354,878
REC Ltd. 21,643 97,642
1,523,833

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Food Products -
0 .2%
Nestle SA (Registered) 1,587 $ 138,952
Gas Utilities -
2 .0%
China Gas Holdings Ltd. 579,600 609,134
ENN Energy Holdings Ltd. 11,500 93,831
Grupo Energia Bogota SA ESP 766,429 542,832
Hong Kong & China Gas Co. Ltd. 253,000 225,927
1,471,724
Health Care Equipment & Supplies -
2 .0%
Hoya Corp. 4,600 586,252
Sonova Holding AG (Registered) 1,472 402,963
Straumann Holding AG (Registered)
(b) 3,059 373,461
Sysmex Corp. 7,100 116,859
1,479,535
Hotels, Restaurants & Leisure -
0 .7%
Evolution AB(a) 2,254 201,479
Haidilao International Holding Ltd.
(a)(b) 195,000 345,783
547,262
Household Durables -
0 .7%
Nien Made Enterprise Co. Ltd. 35,000 503,643
Household Products -
0 .9%
Reckitt Benckiser Group plc 2,599 195,082
Unilever Indonesia Tbk. PT 4,853,000 504,323
699,405
Industrial Conglomerates -
3 .8%
Astra International Tbk. PT 483,000 149,699
Hitachi Ltd. 55,800 1,741,537
Siemens AG (Registered) 3,749 965,028
2,856,264
Insurance -
3 .8%
Ageas SA/NV 989 67,635
BB Seguridade Participacoes SA 36,800 221,514
Dai-ichi Life Holdings, Inc. 29,900 239,109
Legal & General Group plc 29,877 101,533
Manulife Financial Corp. 11,339 351,599
New China Life Insurance Co. Ltd.,
Class H(b) 131,100 840,042
Ping An Insurance Group Co. of
China Ltd., Class H 42,000 288,650
Powszechny Zaklad Ubezpieczen SA 33,741 569,458
Tokio Marine Holdings, Inc. 4,600 187,185
2,866,725
Interactive Media & Services -
0 .8%
Tencent Holdings Ltd. 8,600 602,548
IT Services -
0 .6%
HCL Technologies Ltd. 368 6,167
Investments Shares Value
IT Services
(continued)
Infosys Ltd. 6,026 $ 103,805
Tech Mahindra Ltd. 18,216 304,374
414,346
Life Sciences Tools & Services -
0 .8%
WuXi AppTec Co. Ltd., Class H(a) 43,800 589,766
Machinery -
2 .1%
FANUC Corp. 4,600 130,546
Kone OYJ, Class B 6,785 418,886
Metso OYJ(b) 13,593 172,148
VAT Group AG(a) 1,449 513,007
Weichai Power Co. Ltd., Class H 80,000 169,580
Yaskawa Electric Corp.(b) 6,900 145,890
1,550,057
Marine Transportation -
2 .9%
AP Moller - Maersk A/S, Class A 11 21,731
AP Moller - Maersk A/S, Class B(b) 282 562,067
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 299,000 546,960
Evergreen Marine Corp. Taiwan Ltd. 63,000 417,924
Kuehne + Nagel International AG
(Registered)(b) 2,254 461,459
Orient Overseas International Ltd. 8,000 144,204
2,154,345
Media -
0 .7%
Publicis Groupe SA 1,794 164,676
WPP plc 69,460 376,872
541,548
Metals & Mining -
5 .8%
Antofagasta plc 1,288 31,993
BHP Group Ltd.(b) 55,614 1,405,428
China Hongqiao Group Ltd.(b) 276,000 731,312
Fortescue Ltd.(b) 52,808 604,188
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(b) 30,820 513,402
Rio Tinto plc 7,176 427,669
Severstal PAO‡ 7,952 —
Vale SA 59,800 571,024
4,285,016
Oil, Gas & Consumable Fuels -
5 .8%
Alamtri Resources Indonesia Tbk. PT 3,604,100 405,201
Bharat Petroleum Corp. Ltd. 44,298 166,524
Canadian Natural Resources Ltd. 26,588 843,477
China Shenhua Energy Co. Ltd.,
Class H(b) 115,000 498,822
Coal India Ltd. 26,473 113,736
Equinor ASA 11,109 288,910
Indian Oil Corp. Ltd.* 75,716 125,867
Ovintiv, Inc. 4,462 183,745
Petroleo Brasileiro SA - Petrobras
(Preference) 23,000 134,092
Shell plc 1,357 48,684

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
TC Energy Corp. 8,073 $ 386,322
TotalEnergies SE 2,277 135,571
Turkiye Petrol Rafinerileri A/S 37,743 157,042
United Tractors Tbk. PT 282,900 415,195
Var Energi ASA 53,383 184,937
Woodside Energy Group Ltd. 15,364 263,031
4,351,156
Passenger Airlines -
0 .7%
Singapore Airlines Ltd. 103,500 542,490
Personal Care Products -
1 .4%
L'Oreal SA 2,415 1,076,198
Pharmaceuticals -
3 .4%
AstraZeneca plc 1,035 155,101
CSPC Pharmaceutical Group Ltd. 214,000 270,431
Daiichi Sankyo Co. Ltd. 17,300 427,629
GSK plc 15,755 295,644
Novartis AG (Registered) 4,968 576,240
Novo Nordisk A/S, Class B(b) 5,681 274,036
Roche Holding AG 1,771 560,710
2,559,791
Professional Services -
2 .5%
Bureau Veritas SA(b) 16,537 511,797
Intertek Group plc 7,820 511,221
Randstad NV 3,404 163,011
Recruit Holdings Co. Ltd. 10,800 649,600
1,835,629
Real Estate Management & Development -
1 .2%
CK Asset Holdings Ltd. 120,000 551,083
Sun Hung Kai Properties Ltd. 28,000 333,503
884,586
Retail REITs -
0 .3%
Unibail-Rodamco-Westfield, REIT 1,909 186,245
Semiconductors & Semiconductor Equipment -
9 .1%
Advantest Corp. 4,900 336,988
ASML Holding NV 322 225,955
BE Semiconductor Industries NV 1,265 172,440
Disco Corp. 2,400 726,403
eMemory Technology, Inc. 2,400 163,632
Lasertec Corp.(b) 5,100 525,944
MediaTek, Inc. 19,400 890,460
Novatek Microelectronics Corp. 31,500 501,298
Renesas Electronics Corp. 16,100 199,625
Taiwan Semiconductor Manufacturing
Co. Ltd. 47,500 1,846,051
Tokyo Electron Ltd. 5,800 1,053,284
United Microelectronics Corp. 115,000 160,089
6,802,169
Investments Shares Value
Software -
1 .4%
Nemetschek SE 4,071 $ 610,856
Open Text Corp.(b) 3,726 109,903
Oracle Financial Services Software
Ltd. 575 55,630
SAP SE 943 270,691
1,047,080
Specialty Retail -
3 .3%
Chow Tai Fook Jewellery Group Ltd.
(b) 381,800 640,062
Fast Retailing Co. Ltd. 2,200 678,003
Industria de Diseno Textil SA 13,501 647,617
Jarir Marketing Co. 82,455 282,463
ZOZO, Inc.(b) 18,400 182,783
2,430,928
Technology Hardware, Storage & Peripherals -
0 .9%
Catcher Technology Co. Ltd. 23,000 163,364
Lite-On Technology Corp. 46,000 183,399
Logitech International SA
(Registered) 3,657 342,890
689,653
Textiles, Apparel & Luxury Goods -
1 .7%
Bosideng International Holdings Ltd. 920,000 525,045
Cie Financiere Richemont SA
(Registered) 1,403 230,479
Eclat Textile Co. Ltd. 20,000 270,039
LVMH Moet Hennessy Louis Vuitton
SE 161 87,041
Shenzhou International Group
Holdings Ltd. 18,400 133,253
1,245,857
Tobacco -
2 .1%
British American Tobacco plc 12,650 676,311
Imperial Brands plc 16,491 644,662
Japan Tobacco, Inc. 7,500 215,190
1,536,163
Trading Companies & Distributors -
1 .7%
ITOCHU Corp. 15,000 790,691
Marubeni Corp.(b) 11,500 237,878
Mitsui & Co. Ltd. 4,600 94,754
Rexel SA 5,589 170,029
1,293,352
Wireless Telecommunication Services -
1 .1%
Tele2 AB, Class B 38,594 598,298
Vodafone Group plc 206,908 224,581
822,879
Total Common Stocks
(Cost $62,380,368) 73,062,585

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 4 .1% (c)
REPURCHASE AGREEMENTS - 4 .1%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,719,523, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $1,746,789 $ 1,719,316 $ 1,719,316
National Bank of Canada Financial Inc.
4.47%, dated 7/31/2025, due
8/1/2025, repurchase price
$100,012, collateralized by
various Common Stocks; total
market value $110,455 100,000 100,000
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $217,341 200,000 200,000
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,000,124, collateralized by
various Common Stocks; total
market value $1,103,423 1,000,000 1,000,000
3,019,316
Total Securities Lending Reinvestments
(Cost $3,019,316) 3,019,316
Total Investments - 102.1%
(Cost $65,399,684) 76,081,901
Liabilities in excess of other assets - (2.1%) (1,553,226)
NET ASSETS - 100.0% $74,528,675
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $9,665,072, collateralized in the form of cash
with a value of $3,019,316 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments; $4,215,479
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.50%,
and maturity dates ranging from August 14, 2025 – May
15, 2055 and $3,168,117 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from February 15, 2026 – June 30, 2120; a total
value of $10,402,912.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $3,019,316.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
MSCI EAFE E-Mini Index 7 09/19/2025 USD $ 914,690 $ (5,566)
MSCI Emerging Markets E-Mini Index 9 09/19/2025 USD 557,235 14,743
$ 9,177
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 120,733 Morgan Stanley CHF 97,000 09/17/2025 $ 600
USD 57,470 Morgan Stanley DKK 370,000 09/17/2025 521
USD 274,568 Morgan Stanley EUR 237,000 09/17/2025 2,484
USD 27,077 Bank of Montreal GBP 20,000 09/17/2025 598
USD 140,006 UBS AG JPY 20,000,000 09/17/2025 6,429
Total unrealized appreciation $ 10,632
CAD 45,542 Morgan Stanley USD 33,579 09/17/2025 $ (565)
JPY 20,000,000 JPMorgan Chase Bank NA USD 138,380 09/17/2025 (4,804)
Total unrealized depreciation $ (5,369)
Net unrealized appreciation $ 5,263
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 3 .8%
Belgium 1 .0
Brazil 1 .2
Canada 5 .5
China 11 .3
Colombia 0 .9
Czech Republic 0 .2
Denmark 1 .1
Finland 1 .6
France 4 .2
Germany 3 .6
Hong Kong 3 .3
India 2 .7
Indonesia 2 .7
Italy 3 .5
Japan 15 .7
Mexico 0 .8
Netherlands 1 .9
Norway 0 .7
Poland 2 .6
Saudi Arabia 0 .4
Singapore 0 .7
South Africa 1 .3
South Korea 0 .1
Spain 1 .6
Sweden 3 .4
Switzerland 7 .2
Taiwan 6 .8
Turkey 0 .2
United Arab Emirates 0 .3
United Kingdom 7 .7
Other
1
2 .0
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .0%
Securities Lending Reinvestments 4 .1
Others
(1)
( 2 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .7%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027
$ 49,119,365
$ 49,878,996
1.75%, 1/15/2028
44,771,231
45,282,922
3.63%, 4/15/2028
63,056,694
66,924,213
2.50%, 1/15/2029
146,890,654
152,707,186
3.88%, 4/15/2029
70,230,346
76,571,303
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2026
83,616,404
82,726,224
0.38%, 1/15/2027
94,869,358
93,609,398
0.13%, 4/15/2027
83,284,933
81,555,171
0.38%, 7/15/2027
90,213,769
89,040,088
1.63%, 10/15/2027
80,635,043
81,535,212
0.50%, 1/15/2028
94,172,122
92,399,332
1.25%, 4/15/2028
297,136,071
296,483,144
0.75%, 7/15/2028
324,498,781
320,709,933
2.38%, 10/15/2028
305,992,571
317,148,662
0.88%, 1/15/2029
85,889,768
84,611,127
2.13%, 4/15/2029
84,609,413
86,851,038
0.25%, 7/15/2029
92,932,153
89,329,536
1.63%, 10/15/2029
88,277,869
89,404,604
0.13%, 1/15/2030
95,230,093
89,980,039
1.63%, 4/15/2030
99,638,870
100,356,798
0.13%, 7/15/2030
99,379,488
93,454,662
0.13%, 1/15/2031
98,562,309
91,389,515
0.13%, 7/15/2031
105,644,351
97,285,791
Total U.S. Treasury Obligations
(Cost $2,644,496,195) 2,669,234,894
Total Investments - 99.7%
(Cost $2,644,496,195) 2,669,234,894
Other assets less liabilities - 0.3% 7,606,617
NET ASSETS - 100.0% $2,676,841,511
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .7%
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
2.50%, 1/15/2029
$ 16,139,181
$ 16,778,256
3.88%, 4/15/2029
28,494,963
31,067,716
3.38%, 4/15/2032
6,824,112
7,577,090
U.S. Treasury Inflation Linked Notes
2.38%, 10/15/2028
33,221,823
34,433,047
0.88%, 1/15/2029
34,846,568
34,327,807
2.13%, 4/15/2029
34,326,000
35,235,426
0.25%, 7/15/2029
37,704,713
36,243,049
1.63%, 10/15/2029
35,817,677
36,274,836
0.13%, 1/15/2030
78,852,171
74,505,035
1.63%, 4/15/2030
80,837,483
81,419,941
0.13%, 7/15/2030
82,288,804
77,382,894
0.13%, 1/15/2031
81,609,601
75,670,528
0.13%, 7/15/2031
85,683,937
78,904,641
0.13%, 1/15/2032
44,656,572
40,473,386
0.63%, 7/15/2032
40,243,451
37,509,460
1.13%, 1/15/2033
40,559,198
38,693,908
1.38%, 7/15/2033
37,662,480
36,489,180
1.75%, 1/15/2034
40,469,981
40,009,570
1.88%, 7/15/2034
42,368,395
42,292,081
Total U.S. Treasury Obligations
(Cost $851,025,761) 855,287,851
Total Investments - 99.8%
(Cost $851,025,761) 855,287,851
Other assets less liabilities - 0.2% 1,755,189
NET ASSETS - 100.0% $857,043,040
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .4%
FHLMC
2.50%, 4/1/2028 $ 658,418 $ 645,762
2.50%, 5/1/2028 234,924 229,561
2.50%, 6/1/2028 265,733 259,516
3.00%, 6/1/2029 344,292 336,851
3.00%, 8/1/2029 439,050 433,799
3.00%, 1/1/2032 738,760 715,692
2.50%, 2/1/2032 905,253 865,999
3.00%, 9/1/2032 482,276 466,990
5.00%, 5/1/2034 26,835 26,809
5.00%, 7/1/2035 7,966 8,031
5.00%, 10/1/2035 12,175 12,297
5.00%, 12/1/2035 57,188 57,696
6.00%, 1/1/2037 41,413 43,353
6.00%, 4/1/2037 22,703 23,766
6.00%, 5/1/2037 36,478 38,186
5.00%, 2/1/2038 30,640 30,897
5.00%, 7/1/2038 33,696 33,985
5.00%, 10/1/2038 30,246 30,505
5.00%, 2/1/2039 72,235 72,866
5.00%, 5/1/2039 36,941 37,216
5.00%, 6/1/2039 14,249 14,380
5.00%, 7/1/2039 35,525 35,771
5.00%, 9/1/2039 3,486 3,516
6.00%, 11/1/2039 23,417 24,514
5.00%, 1/1/2040 10,558 10,631
5.00%, 3/1/2040 28,219 28,415
5.00%, 4/1/2040 13,173 13,265
6.00%, 4/1/2040 26,350 27,473
5.00%, 5/1/2040 10,714 10,788
6.00%, 5/1/2040 65,005 68,026
5.00%, 7/1/2040 65,401 65,854
6.00%, 7/1/2040 97,502 102,070
4.00%, 1/1/2041 9,274 8,906
5.00%, 5/1/2041 87,820 88,433
3.50%, 11/1/2041 48,862 45,570
3.00%, 3/1/2042 7,817 7,018
3.00%, 4/1/2042 59,651 53,541
3.00%, 6/1/2042 50,690 45,456
3.50%, 7/1/2042 480,974 446,925
3.00%, 8/1/2042 28,164 25,268
3.00%, 12/1/2042 59,905 53,717
3.00%, 1/1/2043 32,046 28,704
3.00%, 2/1/2043 16,083 14,477
3.00%, 4/1/2043 20,781 18,601
3.00%, 6/1/2043 12,021 10,772
3.50%, 8/1/2043 537,946 499,137
3.00%, 10/1/2043 42,221 37,775
4.00%, 8/1/2044 9,074 8,564
5.00%, 8/1/2044 23,795 24,023
4.00%, 1/1/2045 27,977 26,411
4.00%, 2/1/2045 59,659 56,674
4.50%, 2/1/2045 314,077 303,144
4.00%, 8/1/2045 68,076 64,160
Investments
Principal
Amount Value
4.00%, 9/1/2045 $ 11,214 $ 10,567
4.00%, 10/1/2045 116,679 109,844
4.00%, 11/1/2045 23,516 22,153
4.00%, 12/1/2045 9,942 9,365
4.00%, 1/1/2046 30,915 29,165
2.50%, 9/1/2046 18,906 15,990
3.00%, 11/1/2046 18,161 16,100
FHLMC UMBS
3.00%, 8/1/2026 8,580 8,490
3.00%, 1/1/2027 19,332 19,098
3.00%, 2/1/2027 11,902 11,753
3.00%, 4/1/2027 72,035 71,102
2.50%, 6/1/2027 8,665 8,509
2.50%, 3/1/2028 345,573 337,926
2.50%, 7/1/2028 1,033,738 1,007,887
2.50%, 8/1/2030 548,866 528,212
2.50%, 11/1/2030 17,169 16,691
3.00%, 5/1/2031 22,166 21,714
2.00%, 8/1/2031 18,550 17,567
2.00%, 11/1/2031 29,524 27,928
2.00%, 1/1/2032 60,028 56,733
2.00%, 2/1/2032 64,948 61,154
2.00%, 12/1/2032 262,185 247,471
3.00%, 4/1/2033 693,343 679,864
2.00%, 10/1/2035 833,409 761,251
1.50%, 11/1/2035 494,326 439,028
1.50%, 2/1/2036 546,249 483,777
2.00%, 3/1/2036 314,498 288,392
1.50%, 4/1/2036 245,325 217,206
2.50%, 4/1/2037 623,188 578,527
4.50%, 9/1/2037 739,245 730,610
5.00%, 3/1/2038 35,912 36,247
5.00%, 7/1/2039 55,824 56,140
3.00%, 9/1/2039 83,508 77,516
3.00%, 10/1/2039 23,390 21,462
5.00%, 10/1/2039 18,438 18,548
3.00%, 11/1/2039 92,041 85,351
5.00%, 1/1/2040 16,850 17,007
5.00%, 3/1/2040 28,844 29,008
5.00%, 5/1/2040 41,766 42,002
6.00%, 5/1/2040 656,869 692,423
2.00%, 7/1/2040 91,002 78,780
1.50%, 10/1/2040 464,029 388,591
3.50%, 12/1/2040 33,820 31,522
2.00%, 1/1/2041 141,516 120,839
2.00%, 2/1/2041 442,694 377,964
1.50%, 3/1/2041 608,618 498,766
2.00%, 3/1/2041 513,590 437,065
4.50%, 3/1/2041 58,417 57,547
4.50%, 4/1/2041 13,002 12,836
1.50%, 5/1/2041 499,617 409,127
2.00%, 6/1/2041 691,529 590,120
2.50%, 6/1/2041 394,829 349,435
2.00%, 10/1/2041 434,580 369,771
4.00%, 1/1/2042 43,135 41,332

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.00%, 2/1/2042 $ 34,765 $ 34,962
3.50%, 11/1/2042 62,377 57,828
3.50%, 1/1/2043 28,386 26,379
3.50%, 2/1/2043 20,761 19,258
2.50%, 6/1/2043 317,633 276,890
4.00%, 12/1/2043 9,534 9,095
4.50%, 3/1/2044 42,734 41,860
4.00%, 6/1/2044 3,272 3,091
4.50%, 7/1/2044 15,246 14,808
4.00%, 8/1/2044 9,805 9,242
4.50%, 12/1/2044 10,537 10,234
4.00%, 2/1/2045 11,932 11,320
4.50%, 9/1/2045 8,222 7,996
4.00%, 10/1/2045 31,511 29,647
4.00%, 12/1/2045 15,914 15,049
4.50%, 12/1/2045 474,442 461,095
3.00%, 1/1/2046 33,956 30,130
4.00%, 1/1/2046 27,336 25,790
4.00%, 2/1/2046 194,139 185,212
4.50%, 4/1/2046 24,530 23,946
4.00%, 11/1/2046 140,881 133,029
4.50%, 3/1/2047 343,952 334,056
2.00%, 6/1/2051 755,178 593,757
2.00%, 5/1/2052 1,263,055 990,585
6.50%, 2/1/2053 70,819 73,659
6.00%, 10/1/2053 354,443 359,792
7.00%, 12/1/2053 365,323 383,888
6.50%, 4/1/2054 204,303 211,148
6.50%, 8/1/2054 461,776 476,238
FNMA UMBS
3.00%, 11/1/2026 161,472 159,663
3.00%, 12/1/2026 51,066 50,474
3.00%, 1/1/2027 16,594 16,394
3.00%, 2/1/2027 21,620 21,348
3.00%, 4/1/2027 710,368 701,234
3.00%, 6/1/2027 83,075 81,882
3.00%, 8/1/2027 97,275 95,800
3.00%, 10/1/2027 31,084 30,599
3.00%, 11/1/2027 31,591 31,113
2.50%, 12/1/2027 73,951 72,406
2.50%, 1/1/2028 388,745 379,807
2.50%, 4/1/2028 23,919 23,376
2.00%, 5/1/2028 105,517 102,416
2.50%, 9/1/2028 18,926 18,542
3.00%, 2/1/2029 53,625 52,519
2.50%, 3/1/2029 96,241 94,057
2.50%, 6/1/2029 32,936 32,279
3.00%, 8/1/2029 1,033,172 1,008,994
3.50%, 12/1/2029 359,937 354,059
3.50%, 4/1/2030 387,471 381,472
2.50%, 7/1/2030 87,883 85,890
3.00%, 7/1/2030 316,755 310,343
2.50%, 8/1/2030 308,685 297,077
3.00%, 9/1/2030 510,855 500,909
3.00%, 12/1/2030 902,957 878,296
2.50%, 2/1/2031 324,939 314,153
Investments
Principal
Amount Value
3.50%, 2/1/2031 $ 383,459 $ 378,039
2.50%, 3/1/2031 189,635 184,592
2.00%, 9/1/2031 15,492 14,662
2.00%, 11/1/2031 36,479 34,505
3.50%, 12/1/2031 341,387 333,135
2.00%, 2/1/2032 516,760 498,831
3.50%, 2/1/2032 460,586 449,365
6.00%, 12/1/2032 6,167 6,319
6.00%, 4/1/2033 4,823 4,933
6.00%, 8/1/2034 22,148 23,028
6.50%, 9/1/2034 57,966 60,063
6.00%, 12/1/2034 104,517 107,298
3.50%, 1/1/2035 115,116 111,106
3.00%, 2/1/2035 404,314 394,163
3.00%, 7/1/2035 613,245 594,555
5.00%, 8/1/2035 14,813 14,914
1.50%, 10/1/2035 122,723 109,373
6.00%, 11/1/2035 20,779 21,317
5.00%, 12/1/2035 33,051 33,298
6.00%, 6/1/2036 30,334 31,715
2.00%, 7/1/2036 713,472 651,637
5.00%, 7/1/2036 14,399 14,506
6.50%, 8/1/2036 9,879 10,299
2.50%, 11/1/2036 267,596 246,301
6.00%, 11/1/2036 30,670 32,067
1.50%, 2/1/2037 707,195 624,539
2.50%, 4/1/2037 637,640 587,514
1.50%, 8/1/2037 244,147 215,757
6.00%, 8/1/2037 98,533 101,188
6.00%, 9/1/2037 12,984 13,575
6.50%, 10/1/2037 24,642 25,860
5.00%, 3/1/2038 37,134 37,420
5.00%, 5/1/2038 28,004 28,196
6.00%, 5/1/2038 10,466 10,943
4.50%, 7/1/2038 681,074 673,732
6.00%, 9/1/2038 19,442 20,329
5.50%, 11/1/2038 723,194 738,422
5.00%, 6/1/2039 30,692 30,978
6.00%, 9/1/2039 1,504,689 1,545,914
5.00%, 10/1/2039 32,784 32,973
3.00%, 1/1/2040 29,398 27,241
5.00%, 2/1/2040 28,562 29,003
3.00%, 6/1/2040 345,333 317,987
5.00%, 6/1/2040 10,305 10,364
6.00%, 6/1/2040 1,069,866 1,099,890
4.00%, 8/1/2040 1,442,649 1,402,247
3.00%, 9/1/2040 305,397 281,224
3.50%, 1/1/2041 26,466 24,711
1.50%, 2/1/2041 668,065 547,698
3.50%, 2/1/2041 17,951 16,762
1.50%, 4/1/2041 363,469 298,093
4.50%, 5/1/2041 31,016 30,600
5.00%, 5/1/2041 25,675 25,820
6.00%, 5/1/2041 17,809 18,621
4.50%, 6/1/2041 9,829 9,696
2.50%, 7/1/2041 487,139 427,745
5.00%, 7/1/2041 317,916 319,715

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
6.00%, 7/1/2041 $ 19,806 $ 20,708
4.50%, 8/1/2041 86,290 85,042
5.00%, 8/1/2041 46,612 46,896
4.00%, 9/1/2041 133,680 128,052
4.50%, 9/1/2041 56,591 55,768
3.50%, 10/1/2041 99,382 92,446
4.00%, 10/1/2041 41,726 39,854
5.00%, 10/1/2041 48,484 48,759
4.00%, 11/1/2041 55,392 53,073
4.00%, 12/1/2041 14,247 13,644
4.00%, 1/1/2042 119,026 112,915
4.50%, 1/1/2042 14,206 14,005
6.00%, 1/1/2042 48,506 50,717
3.00%, 3/1/2042 20,472 18,343
4.00%, 3/1/2042 62,522 60,183
3.00%, 4/1/2042 39,885 35,738
4.50%, 4/1/2042 69,532 68,649
3.50%, 5/1/2042 19,072 17,719
4.50%, 5/1/2042 49,534 48,638
3.50%, 6/1/2042 32,449 30,133
3.50%, 7/1/2042 97,133 90,222
4.00%, 7/1/2042 83,397 79,874
3.50%, 8/1/2042 32,331 30,004
3.00%, 9/1/2042 54,487 48,798
3.50%, 9/1/2042 10,702 9,941
4.00%, 9/1/2042 51,397 49,190
3.00%, 10/1/2042 104,224 93,431
3.50%, 10/1/2042 19,890 18,463
2.50%, 12/1/2042 190,766 166,690
3.00%, 12/1/2042 106,155 95,005
2.50%, 1/1/2043 6,685 5,841
3.00%, 1/1/2043 109,124 97,617
3.50%, 1/1/2043 31,118 28,849
4.00%, 1/1/2043 54,815 52,507
4.50%, 1/1/2043 140,307 138,323
2.50%, 2/1/2043 262,082 227,938
3.00%, 2/1/2043 144,803 129,554
3.50%, 2/1/2043 56,094 52,068
3.50%, 3/1/2043 65,712 61,092
2.50%, 5/1/2043 10,124 8,805
2.50%, 6/1/2043 5,542 4,848
4.00%, 8/1/2043 30,722 29,338
4.00%, 9/1/2043 72,738 69,548
4.50%, 9/1/2043 22,373 21,786
4.00%, 10/1/2043 86,839 82,941
4.00%, 11/1/2043 190,935 182,313
4.50%, 11/1/2043 67,144 65,517
4.50%, 12/1/2043 52,325 51,020
4.00%, 1/1/2044 73,282 69,973
4.50%, 2/1/2044 14,186 13,807
4.50%, 3/1/2044 88,467 87,680
5.00%, 3/1/2044 13,266 13,205
4.00%, 4/1/2044 686,153 649,402
4.50%, 4/1/2044 147,282 143,391
5.00%, 6/1/2044 24,856 24,917
4.00%, 10/1/2044 27,362 26,147
Investments
Principal
Amount Value
4.50%, 10/1/2044 $ 6,462 $ 6,276
4.50%, 12/1/2044 26,697 26,061
4.00%, 2/1/2045 21,333 20,117
4.50%, 2/1/2045 87,833 85,741
4.00%, 4/1/2045 18,345 17,273
4.00%, 8/1/2045 9,452 8,898
4.00%, 11/1/2045 52,324 49,207
4.50%, 11/1/2045 59,705 58,108
4.00%, 12/1/2045 116,358 111,288
4.00%, 2/1/2046 6,163 5,842
4.50%, 3/1/2046 95,618 93,047
4.00%, 4/1/2046 8,743 8,240
2.50%, 6/1/2046 60,338 52,542
4.50%, 6/1/2046 67,839 65,888
4.50%, 7/1/2046 13,379 12,994
4.50%, 8/1/2046 10,573 10,269
2.50%, 10/1/2046 50,109 42,345
4.50%, 10/1/2046 22,941 22,281
2.50%, 12/1/2046 16,703 14,087
4.50%, 1/1/2047 21,278 20,666
4.00%, 2/1/2047 23,751 22,382
4.50%, 2/1/2047 26,316 25,690
4.50%, 5/1/2047 407,442 392,951
4.50%, 7/1/2047 54,312 52,750
5.00%, 7/1/2047 21,703 21,848
5.00%, 8/1/2048 1,028,046 1,020,768
3.50%, 11/1/2048 817,251 749,467
5.50%, 2/1/2049 1,244,638 1,277,752
6.00%, 2/1/2049 60,081 62,948
4.50%, 7/1/2049 366,220 352,366
4.50%, 11/1/2049 378,918 368,022
4.00%, 1/1/2050 498,603 465,510
3.50%, 7/1/2050 398,255 367,478
4.00%, 7/1/2050 610,073 568,060
4.50%, 9/1/2050 909,961 896,134
4.50%, 10/1/2050 1,005,177 970,384
1.50%, 2/1/2051 638,965 474,778
1.50%, 10/1/2051 1,229,955 913,205
2.50%, 2/1/2052 1,056,513 871,639
5.00%, 11/1/2052 829,363 811,248
6.50%, 11/1/2052 69,297 72,387
6.50%, 1/1/2053 196,758 203,387
6.50%, 11/1/2053 663,517 684,296
7.00%, 12/1/2053 391,301 411,186
7.00%, 3/1/2054 545,119 572,821
6.50%, 8/1/2054 318,318 328,287
7.00%, 3/1/2055 1,094,807 1,150,443
6.50%, 5/1/2055 671,731 692,767
GNMA
5.50%, 8/20/2033 17,967 18,263
5.50%, 11/20/2033 17,026 17,313
5.50%, 3/20/2034 21,116 21,487
5.50%, 7/20/2034 13,521 13,851
5.50%, 9/20/2034 6,086 6,221
5.50%, 3/20/2036 46,338 47,370
5.50%, 9/20/2038 29,489 30,147
5.50%, 2/20/2039 48,461 49,630

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)

Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
4.50%, 5/15/2039 $ 1,594,696 $ 1,551,779
5.00%, 8/15/2039 823,819 822,175
4.00%, 6/15/2040 235,438 222,741
4.00%, 8/15/2040 237,619 224,769
4.00%, 11/15/2040 183,673 173,420
5.50%, 12/20/2040 13,840 14,081
5.50%, 1/20/2041 14,314 14,633
4.00%, 9/15/2041 720,137 675,845
5.50%, 12/20/2041 35,985 36,150
5.50%, 2/20/2042 9,803 10,021
3.00%, 4/15/2042 815,277 730,462
3.50%, 6/15/2042 370,810 341,745
2.50%, 3/20/2043 32,087 27,641
2.50%, 5/20/2043 45,805 39,457
5.50%, 3/20/2044 38,882 39,749
4.50%, 10/20/2044 94,840 91,960
2.50%, 11/20/2044 30,531 26,301
5.00%, 6/20/2045 114,927 115,184
4.00%, 8/15/2045 717,568 674,359
4.50%, 12/20/2045 200,522 194,351
4.50%, 4/20/2046 229,088 222,042
5.00%, 5/20/2046 275,568 276,184
3.50%, 6/15/2046 1,461,967 1,348,432
3.50%, 10/20/2047 318,793 291,121
4.00%, 2/20/2048 746,434 695,955
5.00%, 5/20/2048 102,115 101,275
5.50%, 1/20/2049 231,029 233,929
5.50%, 7/20/2049 6,317 6,422
2.50%, 10/20/2050 1,022,026 860,950
Investments
Principal
Amount Value
2.00%, 12/20/2051 $ 1,130,769 $ 913,027
4.00%, 12/20/2051 333,127 309,422
2.00%, 2/20/2052 1,163,280 939,423
2.50%, 3/20/2052 1,021,441 859,443
6.00%, 12/20/2052 349,694 357,028
7.50%, 2/20/2053 139,628 145,128
7.50%, 3/20/2053 242,337 251,823
6.50%, 6/20/2053 518,425 533,780
7.00%, 8/20/2053 470,745 488,114
6.50%, 10/20/2053 734,591 755,827
7.00%, 10/20/2053 129,144 133,972
7.50%, 2/20/2054 313,937 326,132
6.50%, 7/20/2054 397,550 408,410
7.00%, 7/20/2054 833,302 861,224
6.50%, 8/20/2054 342,292 351,642
7.50%, 8/20/2054 251,496 260,601
7.00%, 9/20/2054 822,919 850,493
7.00%, 5/20/2055 891,883 921,966
Total Mortgage-Backed Securities
(Cost $86,054,159) 82,723,414
Total Investments - 99.4%
(Cost $86,054,159) 82,723,414
Other assets less liabilities - 0.6% 520,374
NET ASSETS - 100.0% $83,243,788
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
UMBS — Uniform Mortgage-Backed Securities
Security Type % of Net Assets
Mortgage-Backed Securities 99 .4%
Others
(1)
0 .6
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98.2%
Aerospace & Defense - 1.5%
General Dynamics Corp.
2.63%, 11/15/2027 $ 25,000 $ 24,142
3.63%, 4/1/2030(a) 95,000 92,212
General Electric Co.
6.75%, 3/15/2032(a) 350,000 394,568
HEICO Corp.
5.25%, 8/1/2028(a) 400,000 407,617
5.35%, 8/1/2033 300,000 305,839
Hexcel Corp.
4.20%, 2/15/2027(b) 200,000 198,317
5.88%, 2/26/2035 250,000 255,312
Howmet Aerospace, Inc.
5.90%, 2/1/2027(a) 150,000 152,999
6.75%, 1/15/2028 150,000 157,400
3.00%, 1/15/2029(a) 1,200,000 1,144,181
4.85%, 10/15/2031 250,000 252,836
L3Harris Technologies, Inc.
3.85%, 12/15/2026(a) 600,000 594,783
5.40%, 1/15/2027 600,000 607,399
5.40%, 7/31/2033 50,000 51,318
Leidos, Inc.
4.38%, 5/15/2030(a) 352,000 345,826
2.30%, 2/15/2031(a) 300,000 262,691
5.40%, 3/15/2032(a) 300,000 305,804
5.75%, 3/15/2033 380,000 394,376
5.50%, 3/15/2035 250,000 252,347
Northrop Grumman Systems Corp.
7.75%, 2/15/2031(a) 500,000 574,713
RTX Corp.
5.75%, 11/8/2026(a) 425,000 431,280
3.50%, 3/15/2027(a) 25,000 24,657
Textron, Inc.
3.65%, 3/15/2027(a) 475,000 467,835
3.90%, 9/17/2029 200,000 195,139
3.00%, 6/1/2030(a) 150,000 139,034
6.10%, 11/15/2033(a) 50,000 53,187
5.50%, 5/15/2035(a) 250,000 253,183
8,338,995
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 500,000 497,307
Automobile Components - 0.0%(c)
Lear Corp.
4.25%, 5/15/2029 150,000 147,203
Banks - 24.8%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(d) 250,000 257,820
7.88%, 11/15/2034(a)(d) 500,000 570,905
6.03%, 3/13/2035(d) 600,000 624,468
Banco Santander SA
1.72%, 9/14/2027(d) 2,000 1,935
5.55%, 3/14/2028(a)(d) 400,000 405,654
3.31%, 6/27/2029(a) 50,000 47,752
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
Banco Santander SA (continued)
2.75%, 12/3/2030 $ 200,000 $ 177,985
2.96%, 3/25/2031(a) 125,000 113,758
6.92%, 8/8/2033 1,200,000 1,306,881
6.35%, 3/14/2034 570,000 598,568
Bank of America Corp.
3.25%, 10/21/2027(a) 170,000 166,542
3.71%, 4/24/2028(d) 224,000 220,993
3.59%, 7/21/2028(d) 1,100,000 1,081,944
4.95%, 7/22/2028(d) 685,000 691,084
6.20%, 11/10/2028(d) 729,000 756,570
3.42%, 12/20/2028(d) 1,800,000 1,757,693
Series FIX, 4.98%,
1/24/2029(a)(d) 500,000 506,207
3.97%, 3/5/2029(d) 500,000 493,939
5.20%, 4/25/2029(d) 300,000 305,593
2.09%, 6/14/2029(a)(d) 150,000 140,434
4.27%, 7/23/2029(d) 250,000 249,060
5.82%, 9/15/2029(d) 150,000 155,834
2.59%, 4/29/2031(a)(d) 125,000 114,265
1.90%, 7/23/2031(d) 150,000 131,796
1.92%, 10/24/2031(d) 50,000 43,605
Series N, 2.65%, 3/11/2032(d) 100,000 89,619
2.30%, 7/21/2032(d) 250,000 217,904
2.57%, 10/20/2032(a)(d) 150,000 132,195
5.02%, 7/22/2033(d) 50,000 50,522
5.29%, 4/25/2034(a)(d) 281,000 286,263
5.47%, 1/23/2035(d) 500,000 513,130
5.43%, 8/15/2035(d) 1,025,000 1,026,849
5.52%, 10/25/2035(d) 1,450,000 1,451,393
5.74%, 2/12/2036(d) 450,000 457,792
2.48%, 9/21/2036(d) 875,000 744,986
3.85%, 3/8/2037(a)(d) 1,575,000 1,443,649
Bank of Montreal
1.25%, 9/15/2026(a) 50,000 48,279
5.72%, 9/25/2028 100,000 103,827
3.80%, 12/15/2032(a)(d) 1,195,000 1,161,095
3.09%, 1/10/2037(a)(d) 700,000 609,534
7.70%, 5/26/2084(a)(d) 500,000 523,077
7.30%, 11/26/2084(a)(d) 400,000 415,046
Bank of Nova Scotia (The)
2.70%, 8/3/2026 50,000 49,137
4.40%, 9/8/2028(a)(d) 150,000 149,818
4.93%, 2/14/2029(d) 650,000 656,259
5.13%, 2/14/2031(d) 450,000 457,798
2.15%, 8/1/2031 50,000 43,566
4.59%, 5/4/2037(a)(d) 1,100,000 1,044,110
Series 2, 3.63%,
10/27/2081(d) 350,000 325,957
8.63%, 10/27/2082(d) 500,000 531,061
8.00%, 1/27/2084(d) 350,000 373,105
7.35%, 4/27/2085(a)(d) 250,000 255,201

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
Bank OZK
2.75%, 10/1/2031(d) $ 151,000 $ 134,390
BankUnited, Inc.
5.13%, 6/11/2030 180,000 178,256
Barclays plc
4.34%, 1/10/2028(a) 50,000 49,707
4.97%, 5/16/2029(d) 200,000 201,862
5.09%, 6/20/2030(a)(d) 700,000 702,536
7.44%, 11/2/2033(a)(d) 300,000 340,939
7.12%, 6/27/2034(a)(d) 450,000 492,913
3.56%, 9/23/2035(a)(d) 550,000 506,795
Canadian Imperial Bank of Commerce
5.99%, 10/3/2028 50,000 52,260
4.86%, 3/30/2029(a)(d) 900,000 907,222
5.25%, 1/13/2031(d) 400,000 408,890
6.95%, 1/28/2085(a)(d) 200,000 201,075
7.00%, 10/28/2085(d) 250,000 252,250
Capital One NA
3.45%, 7/27/2026 402,000 397,835
4.65%, 9/13/2028 477,000 479,277
Citigroup, Inc.
4.45%, 9/29/2027 1,450,000 1,445,928
3.89%, 1/10/2028(d) 650,000 643,349
3.07%, 2/24/2028(d) 1,110,000 1,083,813
4.64%, 5/7/2028(d) 1,000,000 1,001,016
4.66%, 5/24/2028(a)(d) 350,000 350,447
3.67%, 7/24/2028(d) 1,510,000 1,485,117
3.52%, 10/27/2028(a)(d) 886,000 866,686
4.79%, 3/4/2029(a)(d) 200,000 201,052
4.08%, 4/23/2029(d) 100,000 98,846
5.17%, 2/13/2030(d) 400,000 407,279
3.98%, 3/20/2030(d) 250,000 244,680
4.54%, 9/19/2030(a)(d) 650,000 647,362
2.98%, 11/5/2030(d) 600,000 560,238
2.67%, 1/29/2031(d) 776,000 710,806
4.95%, 5/7/2031(d) 100,000 100,950
2.57%, 6/3/2031(a)(d) 250,000 226,703
6.63%, 6/15/2032 250,000 272,140
3.06%, 1/25/2033(d) 250,000 223,933
5.88%, 2/22/2033 100,000 104,041
3.79%, 3/17/2033(d) 450,000 420,276
4.91%, 5/24/2033(d) 150,000 149,693
6.00%, 10/31/2033(a) 135,000 141,724
6.27%, 11/17/2033(a)(d) 203,000 218,652
6.17%, 5/25/2034(d) 1,800,000 1,882,371
5.59%, 11/19/2034(d) 350,000 354,538
5.83%, 2/13/2035(a)(d) 1,200,000 1,220,278
5.45%, 6/11/2035(a)(d) 150,000 153,050
6.02%, 1/24/2036(a)(d) 450,000 461,174
5.33%, 3/27/2036(a)(d) 150,000 150,703
5.41%, 9/19/2039(a)(d) 500,000 489,544
Citizens Bank NA
4.58%, 8/9/2028(d) 450,000 449,514
Citizens Financial Group, Inc.
2.85%, 7/27/2026 25,000 24,576
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
Citizens Financial Group, Inc. (continued)
5.72%, 7/23/2032(d) $ 150,000 $ 154,760
2.64%, 9/30/2032(a) 300,000 252,017
5.64%, 5/21/2037(d) 50,000 49,474
Comerica Bank
5.33%, 8/25/2033(d) 250,000 243,382
Comerica, Inc.
4.00%, 2/1/2029 583,000 569,578
5.98%, 1/30/2030(d) 550,000 565,541
Cooperatieve Rabobank UA
3.75%, 7/21/2026 250,000 247,845
4.80%, 1/9/2029 250,000 253,818
4.49%, 10/17/2029(a) 250,000 251,418
Fifth Third Bancorp
6.36%, 10/27/2028(d) 955,000 993,378
6.34%, 7/27/2029(a)(d) 75,000 78,824
4.77%, 7/28/2030(a)(d) 506,000 508,072
5.63%, 1/29/2032(d) 100,000 103,588
First Citizens BancShares, Inc.
5.23%, 3/12/2031(d) 150,000 150,803
6.25%, 3/12/2040(a)(d) 350,000 350,111
First Horizon Bank
5.75%, 5/1/2030 250,000 255,369
First-Citizens Bank & Trust Co.
6.13%, 3/9/2028 200,000 206,908
FNB Corp.
5.72%, 12/11/2030(d) 300,000 302,086
HSBC Holdings plc
4.38%, 11/23/2026 300,000 298,869
2.25%, 11/22/2027(a)(d) 200,000 193,948
4.04%, 3/13/2028(a)(d) 1,064,000 1,053,827
5.60%, 5/17/2028(d) 550,000 559,066
4.76%, 6/9/2028(d) 930,000 932,281
5.21%, 8/11/2028(d) 900,000 910,809
2.01%, 9/22/2028(d) 500,000 473,760
7.39%, 11/3/2028(a)(d) 883,000 934,145
5.13%, 11/19/2028(d) 200,000 202,103
4.90%, 3/3/2029(d) 300,000 302,114
6.16%, 3/9/2029(d) 300,000 311,154
4.58%, 6/19/2029(d) 870,000 868,899
2.21%, 8/17/2029(d) 700,000 651,694
5.55%, 3/4/2030(d) 200,000 205,722
3.97%, 5/22/2030(a)(d) 1,403,000 1,366,065
5.29%, 11/19/2030(d) 250,000 255,244
5.13%, 3/3/2031(d) 200,000 202,765
5.24%, 5/13/2031(d) 250,000 254,575
2.85%, 6/4/2031(a)(d) 350,000 320,469
2.36%, 8/18/2031(a)(d) 150,000 133,469
7.63%, 5/17/2032 175,000 197,034
4.76%, 3/29/2033(d) 1,352,000 1,324,222
8.11%, 11/3/2033(a)(d) 950,000 1,098,929
6.25%, 3/9/2034(a)(d) 500,000 535,402
6.55%, 6/20/2034(a)(d) 1,200,000 1,273,558
7.40%, 11/13/2034(a)(d) 250,000 279,435
5.87%, 11/18/2035(a)(d) 350,000 355,208

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
HSBC Holdings plc (continued)
5.45%, 3/3/2036(d) $ 300,000 $ 301,888
5.79%, 5/13/2036(a)(d) 200,000 206,202
Huntington Bancshares, Inc.
4.44%, 8/4/2028(d) 401,000 399,888
6.21%, 8/21/2029(d) 505,000 528,348
5.02%, 5/17/2033(d) 250,000 247,069
5.71%, 2/2/2035(d) 425,000 434,766
2.49%, 8/15/2036(d) 300,000 251,220
6.14%, 11/18/2039(d) 300,000 306,668
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 356,318
ING Groep NV
6.08%, 9/11/2027(a)(d) 300,000 304,593
4.02%, 3/28/2028(a)(d) 700,000 694,383
6.11%, 9/11/2034(d) 150,000 159,296
5.55%, 3/19/2035(a)(d) 295,000 301,239
JPMorgan Chase & Co.
5.04%, 1/23/2028(a)(d) 350,000 352,750
3.78%, 2/1/2028(d) 1,153,000 1,140,600
2.95%, 2/24/2028(d) 550,000 537,102
5.57%, 4/22/2028(d) 100,000 101,770
4.32%, 4/26/2028(a)(d) 1,502,000 1,497,768
3.54%, 5/1/2028(d) 535,000 526,350
2.18%, 6/1/2028(a)(d) 765,000 734,927
4.98%, 7/22/2028(a)(d) 500,000 504,813
4.85%, 7/25/2028(a)(d) 1,268,000 1,278,207
4.51%, 10/22/2028(d) 300,000 300,353
3.51%, 1/23/2029(d) 700,000 684,740
4.92%, 1/24/2029(a)(d) 550,000 555,982
4.01%, 4/23/2029(d) 350,000 346,116
2.07%, 6/1/2029(a)(d) 450,000 421,675
4.20%, 7/23/2029(d) 1,150,000 1,142,209
5.30%, 7/24/2029(a)(d) 100,000 102,394
5.00%, 7/22/2030(d) 400,000 406,789
8.75%, 9/1/2030(a) 385,000 454,157
2.74%, 10/15/2030(d) 150,000 139,727
4.49%, 3/24/2031(d) 100,000 99,651
5.10%, 4/22/2031(a)(d) 450,000 460,204
2.96%, 5/13/2031(d) 1,653,000 1,531,417
1.76%, 11/19/2031(a)(d) 400,000 346,500
1.95%, 2/4/2032(d) 100,000 86,755
5.72%, 9/14/2033(a)(d) 1,575,000 1,641,203
5.29%, 7/22/2035(d) 250,000 253,298
5.50%, 1/24/2036(d) 100,000 102,596
5.58%, 7/23/2036(d) 650,000 658,421
KeyBank NA
5.85%, 11/15/2027(a) 550,000 565,308
3.90%, 4/13/2029 400,000 385,598
4.90%, 8/8/2032(a) 450,000 437,996
5.00%, 1/26/2033 300,000 297,017
KeyCorp
2.25%, 4/6/2027 253,000 243,490
5.12%, 4/4/2031(a)(d) 600,000 606,444
4.79%, 6/1/2033(a)(d) 500,000 489,853
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
KeyCorp (continued)
6.40%, 3/6/2035(d) $ 450,000 $ 480,956
Lloyds Banking Group plc
3.75%, 3/18/2028(a)(d) 300,000 295,897
4.55%, 8/16/2028 200,000 200,239
3.57%, 11/7/2028(d) 350,000 342,024
M&T Bank Corp.
4.55%, 8/16/2028(d) 371,000 369,929
4.83%, 1/16/2029(d) 250,000 251,345
7.41%, 10/30/2029(d) 450,000 487,062
5.18%, 7/8/2031(d) 280,000 283,205
6.08%, 3/13/2032(d) 195,000 205,196
5.05%, 1/27/2034(d) 650,000 640,736
5.39%, 1/16/2036(d) 450,000 448,366
Manufacturers & Traders Trust Co.
3.40%, 8/17/2027 353,000 344,683
4.70%, 1/27/2028(a) 402,000 404,442
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029(a) 100,000 97,987
3.20%, 7/18/2029 100,000 95,308
5.26%, 4/17/2030(d) 175,000 179,098
2.31%, 7/20/2032(d) 200,000 174,010
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(d) 175,000 180,187
5.78%, 7/6/2029(d) 200,000 206,780
4.25%, 9/11/2029(a)(d) 50,000 49,531
2.17%, 5/22/2032(d) 50,000 43,215
NatWest Group plc
5.58%, 3/1/2028(d) 400,000 406,053
3.07%, 5/22/2028(d) 525,000 511,957
5.52%, 9/30/2028(d) 550,000 560,436
4.89%, 5/18/2029(d) 400,000 403,410
5.81%, 9/13/2029(d) 550,000 570,228
5.08%, 1/27/2030(a)(d) 243,000 246,289
4.45%, 5/8/2030(a)(d) 435,000 431,941
6.48%, 6/1/2034(a)(d) 600,000 626,495
3.03%, 11/28/2035(a)(d) 650,000 586,504
PNC Bank NA
4.05%, 7/26/2028 250,000 247,326
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026(a) 150,000 147,611
3.45%, 4/23/2029(a) 100,000 96,977
2.55%, 1/22/2030(a) 100,000 92,434
5.49%, 5/14/2030(a)(d) 100,000 103,504
2.31%, 4/23/2032(d) 200,000 175,586
4.81%, 10/21/2032(d) 100,000 99,925
4.63%, 6/6/2033(d) 50,000 48,674
6.04%, 10/28/2033(a)(d) 100,000 106,318
6.88%, 10/20/2034(d) 150,000 167,556
Regions Financial Corp.
5.72%, 6/6/2030(a)(d) 250,000 258,368
5.50%, 9/6/2035(a)(d) 350,000 352,526
Royal Bank of Canada
1.15%, 7/14/2026 50,000 48,494
5.20%, 7/20/2026 150,000 151,110

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
Royal Bank of Canada (continued)
1.40%, 11/2/2026(a) $ 100,000 $ 96,443
4.88%, 1/19/2027(a) 20,000 20,157
5.20%, 8/1/2028(a) 50,000 51,250
4.52%, 10/18/2028(a)(d) 55,000 55,019
4.97%, 1/24/2029(a)(d) 300,000 303,466
4.95%, 2/1/2029(a) 150,000 153,186
4.97%, 8/2/2030(d) 250,000 253,626
4.65%, 10/18/2030(a)(d) 150,000 150,017
5.15%, 2/4/2031(d) 150,000 152,975
2.30%, 11/3/2031 80,000 70,052
3.88%, 5/4/2032 55,000 52,470
5.00%, 2/1/2033 100,000 101,647
7.50%, 5/2/2084(a)(d) 400,000 415,958
6.35%, 11/24/2084(d) 750,000 714,647
6.75%, 8/24/2085(d) 550,000 556,050
Santander Holdings USA, Inc.
2.49%, 1/6/2028(a)(d) 850,000 823,693
6.50%, 3/9/2029(d) 645,000 671,519
6.57%, 6/12/2029(d) 150,000 156,904
6.17%, 1/9/2030(d) 400,000 416,737
5.35%, 9/6/2030(a)(d) 700,000 712,427
7.66%, 11/9/2031(a)(d) 250,000 279,038
6.34%, 5/31/2035(a)(d) 400,000 420,540
Santander UK Group Holdings plc
2.47%, 1/11/2028(a)(d) 25,000 24,201
3.82%, 11/3/2028(d) 300,000 293,733
6.53%, 1/10/2029(d) 500,000 520,605
5.69%, 4/15/2031(a)(d) 200,000 206,987
Sumitomo Mitsui Financial Group, Inc.
5.72%, 9/14/2028(a) 50,000 51,811
3.04%, 7/16/2029 150,000 141,835
2.14%, 9/23/2030 50,000 44,235
5.42%, 7/9/2031(a) 400,000 413,469
5.81%, 9/14/2033 50,000 53,041
Synovus Bank
5.63%, 2/15/2028 350,000 354,964
Synovus Financial Corp.
6.17%, 11/1/2030(a)(d) 250,000 257,086
Toronto-Dominion Bank (The)
5.16%, 1/10/2028(a) 50,000 50,876
2.00%, 9/10/2031(a) 175,000 152,327
3.63%, 9/15/2031(a)(d) 1,455,000 1,435,054
5.15%, 9/10/2034(a)(d) 500,000 502,665
8.13%, 10/31/2082(d) 1,055,000 1,112,063
7.25%, 7/31/2084(d) 400,000 414,724
Truist Bank
3.80%, 10/30/2026(a) 610,000 604,085
2.25%, 3/11/2030 750,000 674,437
Truist Financial Corp.
4.12%, 6/6/2028(d) 350,000 348,235
4.87%, 1/26/2029(a)(d) 825,000 832,533
3.88%, 3/19/2029(a) 500,000 487,354
7.16%, 10/30/2029(d) 775,000 836,563
5.44%, 1/24/2030(a)(d) 675,000 693,987
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 24.8% (continued)
Truist Financial Corp. (continued)
5.07%, 5/20/2031(d) $ 100,000 $ 101,375
4.92%, 7/28/2033(a)(d) 950,000 931,674
6.12%, 10/28/2033(d) 400,000 424,756
5.12%, 1/26/2034(d) 600,000 600,200
5.87%, 6/8/2034(d) 694,000 725,610
5.71%, 1/24/2035(d) 1,050,000 1,086,452
US Bancorp
Series X, 3.15%, 4/27/2027(a) 75,000 73,581
4.55%, 7/22/2028(a)(d) 300,000 300,500
4.65%, 2/1/2029(a)(d) 100,000 100,503
5.78%, 6/12/2029(d) 400,000 414,138
1.38%, 7/22/2030 55,000 47,454
2.68%, 1/27/2033(a)(d) 50,000 43,839
4.97%, 7/22/2033(d) 501,000 493,995
5.84%, 6/12/2034(d) 50,000 52,438
5.68%, 1/23/2035(a)(d) 250,000 259,066
2.49%, 11/3/2036(d) 600,000 509,348
Webster Financial Corp.
4.10%, 3/25/2029 115,000 111,748
Wells Fargo & Co.
3.53%, 3/24/2028(a)(d) 305,000 300,167
3.58%, 5/22/2028(a)(d) 500,000 491,657
2.39%, 6/2/2028(d) 475,000 457,325
4.81%, 7/25/2028(d) 600,000 603,291
4.15%, 1/24/2029 150,000 148,678
4.97%, 4/23/2029(d) 500,000 505,867
5.57%, 7/25/2029(d) 50,000 51,484
6.30%, 10/23/2029(a)(d) 200,000 210,454
Series B, 7.95%, 11/15/2029 50,000 55,572
5.20%, 1/23/2030(a)(d) 300,000 306,390
2.88%, 10/30/2030(d) 50,000 46,707
5.21%, 12/3/2035(d) 1,000,000 1,002,712
Westpac Banking Corp.
3.35%, 3/8/2027 75,000 73,999
3.40%, 1/25/2028(a) 75,000 73,684
5.54%, 11/17/2028(a) 50,000 52,022
1.95%, 11/20/2028 200,000 186,038
5.05%, 4/16/2029(a) 25,000 25,669
2.15%, 6/3/2031 50,000 44,200
4.32%, 11/23/2031(d) 454,000 450,094
5.41%, 8/10/2033(a)(d) 515,000 521,478
6.82%, 11/17/2033(a) 400,000 440,191
4.11%, 7/24/2034(d) 754,000 729,852
2.67%, 11/15/2035(d) 900,000 794,877
5.62%, 11/20/2035(d) 800,000 806,797
3.02%, 11/18/2036(d) 700,000 613,506
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 146,684
Zions Bancorp NA
3.25%, 10/29/2029 252,000 231,777
6.82%, 11/19/2035(a)(d) 250,000 260,980
136,400,377

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 0.4%
Coca-Cola Co. (The)
3.45%, 3/25/2030 $ 218,000 $ 210,328
1.65%, 6/1/2030(a) 450,000 398,310
Coca-Cola Consolidated, Inc.
5.25%, 6/1/2029(a) 155,000 158,958
Constellation Brands, Inc.
4.35%, 5/9/2027(a) 50,000 49,836
3.60%, 2/15/2028 50,000 49,020
3.15%, 8/1/2029(a) 202,000 191,670
2.88%, 5/1/2030 50,000 46,228
4.75%, 5/9/2032(a) 150,000 148,914
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/2029(a) 100,000 100,901
4.70%, 2/16/2034 50,000 49,389
PepsiCo, Inc.
2.63%, 7/29/2029(a) 50,000 47,067
2.75%, 3/19/2030(a) 255,000 238,016
1.63%, 5/1/2030(a) 300,000 265,631
1,954,268
Biotechnology - 0.2%
Biogen, Inc.
2.25%, 5/1/2030 200,000 179,426
Gilead Sciences, Inc.
4.80%, 11/15/2029(a) 350,000 355,591
5.25%, 10/15/2033(a) 150,000 154,567
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 815,000 707,659
1,397,243
Broadline Retail - 0.3%
eBay, Inc.
3.60%, 6/5/2027(a) 250,000 246,621
5.95%, 11/22/2027 100,000 103,180
2.70%, 3/11/2030 750,000 693,709
2.60%, 5/10/2031 150,000 134,125
6.30%, 11/22/2032 300,000 324,510
1,502,145
Building Products - 0.8%
Allegion plc
3.50%, 10/1/2029(a) 152,000 145,303
Amrize Finance US LLC
4.95%, 4/7/2030(e) 200,000 201,973
5.40%, 4/7/2035(e) 350,000 353,033
Carlisle Cos., Inc.
3.75%, 12/1/2027(a) 450,000 442,536
2.75%, 3/1/2030 275,000 253,755
2.20%, 3/1/2032 300,000 253,587
Carrier Global Corp.
2.72%, 2/15/2030 300,000 278,356
Lennox International, Inc.
5.50%, 9/15/2028(a) 400,000 410,562
Masco Corp.
3.50%, 11/15/2027 150,000 146,585
1.50%, 2/15/2028 201,000 186,406
2.00%, 10/1/2030 300,000 262,795
2.00%, 2/15/2031 250,000 214,703
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.8% (continued)
Trane Technologies Financing Ltd.
3.80%, 3/21/2029(a) $ 712,000 $ 698,267
5.25%, 3/3/2033 130,000 133,540
5.10%, 6/13/2034 340,000 344,865
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028(a) 250,000 246,331
4,572,597
Capital Markets - 6.7%
Ameriprise Financial, Inc.
5.70%, 12/15/2028(a) 450,000 468,323
5.15%, 5/15/2033(a) 175,000 178,616
5.20%, 4/15/2035 250,000 250,559
Apollo Debt Solutions BDC
6.90%, 4/13/2029(a) 325,000 339,488
5.88%, 8/30/2030(e) 100,000 100,119
6.70%, 7/29/2031 550,000 572,735
6.55%, 3/15/2032(a)(e) 300,000 307,667
Ares Capital Corp.
7.00%, 1/15/2027 5,000 5,147
5.80%, 3/8/2032 200,000 199,660
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 227,000 220,183
5.95%, 3/15/2030 200,000 198,819
Bank of New York Mellon Corp. (The)
3.30%, 8/23/2029(a) 150,000 143,852
6.32%, 10/25/2029(d) 200,000 211,256
4.29%, 6/13/2033(a)(d) 50,000 48,489
Blackstone Private Credit Fund
2.63%, 12/15/2026(a) 702,000 678,580
3.25%, 3/15/2027(a) 650,000 632,518
7.30%, 11/27/2028 200,000 212,313
4.00%, 1/15/2029 475,000 458,618
5.95%, 7/16/2029 300,000 306,016
5.25%, 4/1/2030 250,000 247,567
6.25%, 1/25/2031 175,000 180,417
6.00%, 1/29/2032(a) 500,000 506,427
6.00%, 11/22/2034(a) 350,000 347,723
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034 450,000 444,976
Blackstone Secured Lending Fund
2.75%, 9/16/2026(a) 252,000 245,826
2.13%, 2/15/2027(a) 302,000 288,820
5.88%, 11/15/2027 150,000 152,606
5.35%, 4/13/2028(a) 850,000 856,813
2.85%, 9/30/2028 350,000 327,719
Blue Owl Capital Corp.
3.40%, 7/15/2026 440,000 433,687
2.63%, 1/15/2027 50,000 48,183
2.88%, 6/11/2028 450,000 419,720
5.95%, 3/15/2029 250,000 250,570
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 300,000 292,594
4.70%, 2/8/2027 350,000 347,318
7.75%, 9/16/2027(a) 450,000 470,049
7.95%, 6/13/2028 50,000 52,933

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.7% (continued)
Blue Owl Credit Income Corp. (continued)
7.75%, 1/15/2029 $ 200,000 $ 212,587
5.80%, 3/15/2030 250,000 250,464
6.65%, 3/15/2031(a) 300,000 308,462
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027 205,000 196,932
6.10%, 3/15/2028(e) 500,000 502,889
6.75%, 4/4/2029(a) 250,000 256,021
Brookfield Asset Management Ltd.
5.80%, 4/24/2035 250,000 255,663
Brookfield Finance I UK plc
2.34%, 1/30/2032(a) 25,000 21,440
Brookfield Finance, Inc.
4.85%, 3/29/2029 50,000 50,447
4.35%, 4/15/2030(a) 100,000 98,824
6.35%, 1/5/2034(a) 100,000 107,667
Carlyle Secured Lending, Inc.
6.75%, 2/18/2030 100,000 102,865
Cboe Global Markets, Inc.
3.65%, 1/12/2027(a) 151,000 149,425
1.63%, 12/15/2030 1,000 867
3.00%, 3/16/2032 50,000 45,034
Charles Schwab Corp. (The)
5.64%, 5/19/2029(a)(d) 400,000 413,435
5.85%, 5/19/2034(d) 250,000 264,984
6.14%, 8/24/2034(d) 200,000 215,832
CI Financial Corp.
3.20%, 12/17/2030 450,000 399,436
CME Group, Inc.
3.75%, 6/15/2028 100,000 98,956
4.40%, 3/15/2030(a) 150,000 150,018
2.65%, 3/15/2032(a) 150,000 134,185
Deutsche Bank AG
2.31%, 11/16/2027(d) 150,000 145,561
5.37%, 1/10/2029(d) 150,000 152,498
6.72%, 1/18/2029(d) 100,000 104,724
5.88%, 7/8/2031(d) 200,000 205,785
3.55%, 9/18/2031(a)(d) 250,000 234,878
3.73%, 1/14/2032(a)(d) 650,000 601,651
4.88%, 12/1/2032(a)(d) 453,000 448,850
3.74%, 1/7/2033(a)(d) 650,000 586,852
7.08%, 2/10/2034(d) 800,000 862,256
FactSet Research Systems, Inc.
2.90%, 3/1/2027(a) 200,000 195,289
3.45%, 3/1/2032(a) 250,000 227,928
Franklin Resources, Inc.
1.60%, 10/30/2030(a) 50,000 43,062
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/2027(a) 50,000 51,226
3.85%, 1/26/2027(a) 125,000 123,937
3.81%, 4/23/2029(d) 220,000 215,937
4.22%, 5/1/2029(d) 370,000 367,733
2.60%, 2/7/2030(a) 100,000 92,378
3.80%, 3/15/2030(a) 120,000 116,752
5.73%, 4/25/2030(d) 300,000 311,493
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.7% (continued)
Goldman Sachs Group, Inc. (The) (continued)
5.05%, 7/23/2030(d) $ 270,000 $ 274,344
5.21%, 1/28/2031(a)(d) 100,000 102,119
1.99%, 1/27/2032(d) 470,000 407,779
2.62%, 4/22/2032(d) 150,000 133,529
2.38%, 7/21/2032(a)(d) 243,000 212,275
2.65%, 10/21/2032(d) 150,000 132,122
6.13%, 2/15/2033 50,000 54,456
3.10%, 2/24/2033(d) 400,000 359,626
6.56%, 10/24/2034(a)(d) 50,000 55,245
5.85%, 4/25/2035(d) 150,000 157,172
5.33%, 7/23/2035(a)(d) 200,000 202,043
5.02%, 10/23/2035(a)(d) 300,000 295,896
HPS Corporate Lending Fund
5.45%, 1/14/2028 500,000 501,065
5.95%, 4/14/2032 250,000 248,034
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034 150,000 147,683
Jefferies Financial Group, Inc.
6.20%, 4/14/2034(a) 250,000 261,170
Lazard Group LLC
4.38%, 3/11/2029(a) 50,000 49,493
LPL Holdings, Inc.
5.70%, 5/20/2027(a) 450,000 457,373
6.75%, 11/17/2028 300,000 318,544
5.20%, 3/15/2030(a) 500,000 506,080
6.00%, 5/20/2034(a) 350,000 361,669
Main Street Capital Corp.
3.00%, 7/14/2026(a) 200,000 196,236
Moody's Corp.
3.25%, 1/15/2028(a) 240,000 234,419
4.25%, 2/1/2029(a) 202,000 201,024
2.00%, 8/19/2031(a) 353,000 304,951
4.25%, 8/8/2032 225,000 218,590
5.00%, 8/5/2034(a) 200,000 201,127
Morgan Stanley
3.62%, 4/1/2031(a)(d) 100,000 95,784
5.25%, 4/21/2034(d) 182,000 184,942
5.42%, 7/21/2034(a)(d) 150,000 153,617
5.47%, 1/18/2035(a)(d) 300,000 307,311
5.83%, 4/19/2035(a)(d) 150,000 157,239
Morgan Stanley Direct Lending Fund
6.00%, 5/19/2030 250,000 251,533
Nasdaq, Inc.
3.85%, 6/30/2026(a) 400,000 397,624
5.35%, 6/28/2028 45,000 46,207
5.55%, 2/15/2034(a) 627,000 650,515
Nomura Holdings, Inc.
2.68%, 7/16/2030 250,000 225,923
5.78%, 7/3/2034(a) 175,000 181,660
Nuveen Churchill Direct Lending Corp.
6.65%, 3/15/2030 50,000 51,336
Oaktree Specialty Lending Corp.
6.34%, 2/27/2030 150,000 149,620

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.7% (continued)
Oaktree Strategic Credit Fund
8.40%, 11/14/2028 $ 100,000 $ 107,640
6.50%, 7/23/2029 150,000 153,903
S&P Global, Inc.
2.95%, 1/22/2027(a) 250,000 245,131
2.45%, 3/1/2027(a) 900,000 874,933
4.75%, 8/1/2028(a) 100,000 101,096
2.70%, 3/1/2029 677,000 640,173
4.25%, 5/1/2029(a) 1,000,000 997,621
2.50%, 12/1/2029 250,000 232,037
1.25%, 8/15/2030 200,000 172,105
2.90%, 3/1/2032 875,000 790,751
5.25%, 9/15/2033(a) 400,000 413,677
State Street Corp.
5.82%, 11/4/2028(a)(d) 50,000 51,556
4.53%, 2/20/2029(a)(d) 350,000 351,490
2.40%, 1/24/2030(a) 75,000 69,524
2.20%, 3/3/2031(a) 50,000 44,042
4.42%, 5/13/2033(d) 150,000 146,801
4.16%, 8/4/2033(a)(d) 50,000 47,975
5.16%, 5/18/2034(a)(d) 300,000 305,543
6.12%, 11/21/2034(d) 200,000 213,103
Stifel Financial Corp.
4.00%, 5/15/2030 196,000 188,563
UBS AG
4.86%, 1/10/2028(a)(d) 200,000 201,257
7.50%, 2/15/2028 250,000 268,559
36,836,984
Chemicals - 0.7%
Cabot Corp.
3.40%, 9/15/2026 50,000 49,309
CF Industries, Inc.
5.15%, 3/15/2034(a) 450,000 446,672
Ecolab, Inc.
1.65%, 2/1/2027 250,000 240,382
4.80%, 3/24/2030(a) 150,000 152,638
EIDP, Inc.
5.13%, 5/15/2032 250,000 254,276
LYB International Finance III LLC
5.50%, 3/1/2034(a) 200,000 197,917
NewMarket Corp.
2.70%, 3/18/2031(a) 400,000 356,905
PPG Industries, Inc.
3.75%, 3/15/2028(a) 200,000 197,041
RPM International, Inc.
4.55%, 3/1/2029(a) 150,000 149,286
2.95%, 1/15/2032(a) 200,000 177,071
Sherwin-Williams Co. (The)
3.45%, 6/1/2027(a) 325,000 319,261
2.95%, 8/15/2029 701,000 660,408
2.30%, 5/15/2030(a) 350,000 316,103
4.80%, 9/1/2031(a) 250,000 251,634
2.20%, 3/15/2032(a) 150,000 128,436
3,897,339
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 1.0%
Cintas Corp. No. 2
3.70%, 4/1/2027(a) $ 650,000 $ 643,469
4.00%, 5/1/2032(a) 365,000 352,559
RELX Capital, Inc.
4.00%, 3/18/2029(a) 852,000 843,442
3.00%, 5/22/2030 352,000 330,701
4.75%, 5/20/2032 200,000 200,617
5.25%, 3/27/2035 400,000 407,383
Republic Services, Inc.
3.38%, 11/15/2027 50,000 49,014
3.95%, 5/15/2028 51,000 50,602
4.88%, 4/1/2029(a) 350,000 356,621
5.00%, 11/15/2029 50,000 51,180
2.30%, 3/1/2030(a) 100,000 91,199
1.45%, 2/15/2031 2,000 1,701
5.00%, 4/1/2034 20,000 20,198
Rollins, Inc.
5.25%, 2/24/2035 200,000 199,817
Veralto Corp.
5.50%, 9/18/2026 850,000 857,468
5.35%, 9/18/2028 275,000 282,055
5.45%, 9/18/2033 300,000 308,012
Waste Connections, Inc.
2.60%, 2/1/2030(a) 150,000 138,878
5.00%, 3/1/2034(a) 150,000 150,903
5,335,819
Communications Equipment - 1.0%
Cisco Systems, Inc.
4.75%, 2/24/2030 450,000 457,633
4.95%, 2/26/2031 450,000 460,915
4.95%, 2/24/2032 500,000 509,826
5.05%, 2/26/2034 225,000 229,070
5.10%, 2/24/2035 200,000 203,332
Juniper Networks, Inc.
3.75%, 8/15/2029(a) 201,000 194,647
2.00%, 12/10/2030 200,000 173,302
Motorola Solutions, Inc.
4.60%, 2/23/2028 401,000 402,318
5.00%, 4/15/2029(a) 250,000 253,571
4.60%, 5/23/2029 428,000 429,147
2.30%, 11/15/2030 402,000 357,113
2.75%, 5/24/2031 650,000 583,631
5.60%, 6/1/2032 250,000 259,278
5.40%, 4/15/2034 550,000 560,994
Nokia OYJ
4.38%, 6/12/2027(a) 175,000 173,452
5,248,229
Construction & Engineering - 0.0%(c)
MasTec, Inc.
5.90%, 6/15/2029(a) 100,000 103,330
Quanta Services, Inc.
4.75%, 8/9/2027(a) 150,000 150,975
254,305

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction Materials - 0.1%
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030 $ 110,000 $ 100,675
2.40%, 7/15/2031 53,000 46,564
5.15%, 12/1/2034 200,000 200,620
Vulcan Materials Co.
3.90%, 4/1/2027 50,000 49,626
3.50%, 6/1/2030(a) 175,000 166,553
5.35%, 12/1/2034 250,000 253,835
817,873
Consumer Finance - 1.1%
AerCap Ireland Capital DAC
2.45%, 10/29/2026(a) 700,000 681,451
3.00%, 10/29/2028 200,000 190,337
4.95%, 9/10/2034 300,000 292,585
6.95%, 3/10/2055(a)(d) 550,000 575,410
American Express Co.
2.55%, 3/4/2027 20,000 19,454
4.73%, 4/25/2029(a)(d) 100,000 100,876
5.53%, 4/25/2030(a)(d) 25,000 25,928
5.09%, 1/30/2031(d) 250,000 255,318
5.02%, 4/25/2031(d) 100,000 101,781
6.49%, 10/30/2031(d) 100,000 108,513
4.99%, 5/26/2033(a)(d) 428,000 427,971
5.63%, 7/28/2034(a)(d) 435,000 446,030
5.92%, 4/25/2035(a)(d) 250,000 259,935
Capital One Financial Corp.
7.62%, 10/30/2031(d) 250,000 281,509
5.88%, 7/26/2035(a)(d) 100,000 103,261
Caterpillar Financial Services Corp.
1.15%, 9/14/2026 25,000 24,165
5.00%, 5/14/2027(a) 40,000 40,522
Ford Motor Credit Co. LLC
7.35%, 11/4/2027 200,000 207,182
7.20%, 6/10/2030 100,000 105,209
Synchrony Financial
3.70%, 8/4/2026 270,000 267,243
3.95%, 12/1/2027 705,000 691,380
5.15%, 3/19/2029(a) 662,000 664,928
5.94%, 8/2/2030(a)(d) 50,000 51,389
2.88%, 10/28/2031 475,000 413,901
6,336,278
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.
1.38%, 6/20/2027(a) 475,000 451,983
1.60%, 4/20/2030 900,000 800,033
1.75%, 4/20/2032(a) 570,000 483,209
Dollar Tree, Inc.
4.20%, 5/15/2028 200,000 198,079
Kroger Co. (The)
2.65%, 10/15/2026 50,000 48,901
Series B, 7.70%, 6/1/2029 100,000 110,690
8.00%, 9/15/2029 50,000 55,838
5.00%, 9/15/2034 150,000 148,380
Sysco Corp.
3.30%, 7/15/2026(a) 25,000 24,715
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 0.9% (continued)
Sysco Corp. (continued)
3.25%, 7/15/2027(a) $ 280,000 $ 274,020
5.75%, 1/17/2029 450,000 467,882
2.40%, 2/15/2030 220,000 200,568
5.95%, 4/1/2030 595,000 627,064
6.00%, 1/17/2034 125,000 133,649
5.40%, 3/23/2035(a) 350,000 354,934
Walmart, Inc.
4.90%, 4/28/2035 500,000 503,284
4,883,229
Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
3.10%, 9/15/2026 100,000 98,164
AptarGroup, Inc.
3.60%, 3/15/2032 195,000 179,290
Avery Dennison Corp.
4.88%, 12/6/2028(a) 406,000 410,056
2.65%, 4/30/2030 100,000 91,732
2.25%, 2/15/2032 100,000 84,864
5.75%, 3/15/2033 300,000 313,575
Packaging Corp. of America
3.00%, 12/15/2029(a) 278,000 261,856
5.70%, 12/1/2033(a) 350,000 364,136
1,803,673
Distributors - 0.1%
Genuine Parts Co.
4.95%, 8/15/2029 50,000 50,623
2.75%, 2/1/2032 25,000 21,834
LKQ Corp.
5.75%, 6/15/2028 550,000 563,043
6.25%, 6/15/2033(a) 50,000 52,256
687,756
Diversified REITs - 1.4%
American Assets Trust LP
REIT, 6.15%, 10/1/2034 250,000 249,755
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031(a) 150,000 128,048
GLP Capital LP
REIT, 5.75%, 6/1/2028 400,000 408,649
REIT, 5.30%, 1/15/2029(a) 500,000 504,596
REIT, 4.00%, 1/15/2030 315,000 301,289
REIT, 4.00%, 1/15/2031 200,000 188,473
REIT, 3.25%, 1/15/2032 655,000 579,391
REIT, 6.75%, 12/1/2033 250,000 267,795
REIT, 5.63%, 9/15/2034(a) 500,000 499,350
Rayonier LP
REIT, 2.75%, 5/17/2031(a) 250,000 221,696
Simon Property Group LP
REIT, 6.25%, 1/15/2034(a) 50,000 54,376
REIT, 4.75%, 9/26/2034(a) 50,000 48,684
VICI Properties LP
REIT, 4.75%, 2/15/2028 705,000 707,811
REIT, 4.75%, 4/1/2028 350,000 351,979
REIT, 4.95%, 2/15/2030(a) 503,000 505,127
REIT, 5.13%, 11/15/2031(a) 250,000 249,853

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1.4% (continued)
VICI Properties LP (continued)
REIT, 5.13%, 5/15/2032 $ 840,000 $ 837,990
REIT, 5.75%, 4/1/2034(a) 300,000 306,958
REIT, 5.63%, 4/1/2035(a) 400,000 402,555
WP Carey, Inc.
REIT, 4.25%, 10/1/2026 150,000 149,350
REIT, 2.40%, 2/1/2031 250,000 220,261
REIT, 2.45%, 2/1/2032(a) 50,000 42,841
REIT, 5.38%, 6/30/2034(a) 250,000 251,303
7,478,130
Diversified Telecommunication Services - 0.2%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 300,000 351,932
Koninklijke KPN NV
8.38%, 10/1/2030 326,000 377,953
Sprint Capital Corp.
8.75%, 3/15/2032 200,000 241,580
971,465
Electric Utilities - 3.4%
AEP Texas, Inc.
5.45%, 5/15/2029(a) 750,000 772,613
4.70%, 5/15/2032 50,000 49,120
Series E, 6.65%, 2/15/2033 50,000 54,082
5.70%, 5/15/2034(a) 500,000 510,479
American Electric Power Co., Inc.
5.20%, 1/15/2029 750,000 766,409
2.30%, 3/1/2030 250,000 225,405
5.95%, 11/1/2032(a) 40,000 42,359
5.63%, 3/1/2033 250,000 259,266
6.95%, 12/15/2054(d) 300,000 316,686
7.05%, 12/15/2054(d) 700,000 730,621
3.88%, 2/15/2062(d) 91,000 87,752
Appalachian Power Co.
5.65%, 4/1/2034(a) 200,000 205,805
Duke Energy Corp.
2.65%, 9/1/2026 1,300,000 1,273,566
6.45%, 9/1/2054(a)(d) 300,000 308,886
3.25%, 1/15/2082(d) 551,000 528,549
Emera US Finance LP
2.64%, 6/15/2031 150,000 131,418
Enel Chile SA
4.88%, 6/12/2028 425,000 427,693
Entergy Corp.
7.13%, 12/1/2054(a)(d) 100,000 103,528
Evergy, Inc.
6.65%, 6/1/2055(d) 100,000 100,984
Exelon Corp.
6.50%, 3/15/2055(d) 250,000 255,456
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027(b) 400,000 395,036
Fortis, Inc.
3.06%, 10/4/2026 700,000 686,416
Interstate Power and Light Co.
5.70%, 10/15/2033 100,000 103,587
4.95%, 9/30/2034 150,000 146,720
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 3.4% (continued)
ITC Holdings Corp.
3.25%, 6/30/2026 $ 450,000 $ 444,641
Kentucky Utilities Co.
5.45%, 4/15/2033 250,000 258,146
MidAmerican Energy Co.
3.10%, 5/1/2027(a) 225,000 220,855
3.65%, 4/15/2029 503,000 491,758
6.75%, 12/30/2031 100,000 111,852
5.35%, 1/15/2034 200,000 205,943
Nevada Power Co.
Series CC, 3.70%, 5/1/2029 702,000 683,154
Series DD, 2.40%,
5/1/2030(a) 200,000 182,150
6.25%, 5/15/2055(d) 250,000 249,050
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(d) 50,000 52,169
4.80%, 12/1/2077(d) 61,000 58,661
5.65%, 5/1/2079(d) 97,000 96,516
3.80%, 3/15/2082(d) 110,000 105,754
OGE Energy Corp.
5.45%, 5/15/2029 150,000 154,566
Ohio Power Co.
Series G, 6.60%, 2/15/2033 600,000 661,247
Series D, 6.60%, 3/1/2033 200,000 216,007
Oncor Electric Delivery Co. LLC
7.00%, 5/1/2032(a) 150,000 167,904
4.15%, 6/1/2032(a) 150,000 144,323
PacifiCorp
5.10%, 2/15/2029(a) 400,000 406,717
3.50%, 6/15/2029 100,000 96,186
2.70%, 9/15/2030 200,000 182,222
5.30%, 2/15/2031(a) 350,000 359,164
5.45%, 2/15/2034 990,000 998,008
7.38%, 9/15/2055(a)(d) 250,000 255,940
PPL Capital Funding, Inc.
4.13%, 4/15/2030(a) 50,000 48,927
5.25%, 9/1/2034(a) 250,000 252,126
Southern Co. (The)
3.25%, 7/1/2026(a) 500,000 494,523
5.11%, 8/1/2027(a)(b) 625,000 633,413
5.70%, 3/15/2034 750,000 780,703
Series 21-A, 3.75%,
9/15/2051(d) 200,000 196,787
Series 2025, 6.38%,
3/15/2055(a)(d) 1,000,000 1,034,712
18,726,560
Electrical Equipment - 0.2%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030(a) 250,000 219,900
Hubbell, Inc.
3.50%, 2/15/2028(a) 200,000 195,685
Regal Rexnord Corp.
6.05%, 4/15/2028 50,000 51,508

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electrical Equipment - 0.2% (continued)
Rockwell Automation, Inc.
6.70%, 1/15/2028 $ 450,000 $ 472,376
939,469
Electronic Equipment, Instruments & Components - 2.3%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027(a) 150,000 146,703
5.41%, 7/1/2032 250,000 256,763
5.60%, 5/29/2034 350,000 357,730
Amphenol Corp.
5.05%, 4/5/2027(a) 350,000 354,015
4.38%, 6/12/2028 150,000 150,350
5.05%, 4/5/2029 200,000 204,619
4.35%, 6/1/2029(a) 193,000 193,402
2.20%, 9/15/2031 350,000 305,686
5.25%, 4/5/2034(a) 250,000 256,521
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 115,000 112,692
5.15%, 8/21/2029(a) 550,000 557,621
Avnet, Inc.
6.25%, 3/15/2028 200,000 207,473
3.00%, 5/15/2031(a) 150,000 134,184
CDW LLC
2.67%, 12/1/2026(a) 454,000 442,083
4.25%, 4/1/2028 402,000 397,905
3.28%, 12/1/2028(a) 257,000 245,375
3.25%, 2/15/2029 200,000 189,508
5.10%, 3/1/2030 450,000 453,240
3.57%, 12/1/2031 650,000 598,475
5.55%, 8/22/2034(a) 250,000 251,855
Flex Ltd.
6.00%, 1/15/2028 230,000 236,481
4.88%, 6/15/2029 200,000 200,964
4.88%, 5/12/2030 262,000 262,089
Jabil, Inc.
4.25%, 5/15/2027 400,000 397,554
3.95%, 1/12/2028(a) 280,000 276,126
3.60%, 1/15/2030(a) 450,000 428,202
3.00%, 1/15/2031(a) 250,000 227,182
Keysight Technologies, Inc.
4.60%, 4/6/2027(a) 450,000 450,502
3.00%, 10/30/2029(a) 250,000 234,418
5.35%, 7/30/2030 250,000 257,102
4.95%, 10/15/2034(a) 150,000 147,436
TD SYNNEX Corp.
1.75%, 8/9/2026(a) 300,000 290,494
2.38%, 8/9/2028 52,000 48,592
2.65%, 8/9/2031(a) 70,000 61,079
6.10%, 4/12/2034 300,000 314,777
Teledyne Technologies, Inc.
2.25%, 4/1/2028(a) 257,000 243,557
2.75%, 4/1/2031 450,000 405,653
Trimble, Inc.
4.90%, 6/15/2028(a) 350,000 353,536
6.10%, 3/15/2033(a) 600,000 635,610
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.3%
(continued)
Tyco Electronics Group SA
3.13%, 8/15/2027(a) $ 350,000 $ 341,839
4.63%, 2/1/2030 150,000 151,264
2.50%, 2/4/2032(a) 325,000 286,294
Vontier Corp.
2.40%, 4/1/2028 252,000 237,021
2.95%, 4/1/2031(a) 475,000 426,962
12,730,934
Energy Equipment & Services - 0.0%(c)
Helmerich & Payne, Inc.
2.90%, 9/29/2031 50,000 42,161
Entertainment - 0.9%
Electronic Arts, Inc.
1.85%, 2/15/2031(a) 400,000 346,245
Netflix, Inc.
4.38%, 11/15/2026(a) 250,000 250,607
4.88%, 4/15/2028(a) 865,000 878,661
5.88%, 11/15/2028(a) 885,000 928,066
6.38%, 5/15/2029(a) 600,000 642,635
4.90%, 8/15/2034(a) 350,000 353,758
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027(a) 150,000 148,187
4.95%, 3/28/2028 300,000 303,977
4.00%, 4/14/2032 50,000 47,349
5.60%, 6/12/2034 100,000 103,154
Tencent Music Entertainment Group
2.00%, 9/3/2030 800,000 703,935
4,706,574
Financial Services - 2.3%
Apollo Global Management, Inc.
6.38%, 11/15/2033(a) 25,000 27,243
6.00%, 12/15/2054(d) 250,000 245,227
Block Financial LLC
2.50%, 7/15/2028 450,000 423,374
3.88%, 8/15/2030 335,000 319,069
Corebridge Financial, Inc.
6.88%, 12/15/2052(a)(d) 525,000 539,212
Essent Group Ltd.
6.25%, 7/1/2029 250,000 259,034
Fidelity National Information Services, Inc.
1.65%, 3/1/2028(a) 700,000 652,578
2.25%, 3/1/2031(a) 350,000 305,651
5.10%, 7/15/2032(a) 450,000 456,477
Fiserv, Inc.
5.45%, 3/2/2028 100,000 102,206
Global Payments, Inc.
3.20%, 8/15/2029 50,000 47,010
5.30%, 8/15/2029 100,000 101,384
2.90%, 5/15/2030 200,000 182,493
5.40%, 8/15/2032 150,000 151,951
Mastercard, Inc.
3.30%, 3/26/2027(a) 253,000 249,551
2.95%, 6/1/2029(a) 551,000 527,317
3.35%, 3/26/2030(a) 1,253,000 1,203,882

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.3% (continued)
Mastercard, Inc. (continued)
1.90%, 3/15/2031 $ 50,000 $ 43,872
2.00%, 11/18/2031 375,000 324,613
4.35%, 1/15/2032 550,000 544,724
4.85%, 3/9/2033(a) 250,000 253,490
4.88%, 5/9/2034 450,000 452,732
4.55%, 1/15/2035(a) 500,000 488,443
MGIC Investment Corp.
5.25%, 8/15/2028(a) 400,000 399,088
National Rural Utilities Cooperative Finance
Corp.
8.00%, 3/1/2032(a) 250,000 294,761
NMI Holdings, Inc.
6.00%, 8/15/2029 150,000 152,992
Radian Group, Inc.
4.88%, 3/15/2027(a) 243,000 242,872
6.20%, 5/15/2029(a) 400,000 415,382
Synchrony Bank
5.63%, 8/23/2027 404,000 410,751
Visa, Inc.
1.90%, 4/15/2027(a) 217,000 209,099
2.75%, 9/15/2027 310,000 301,550
2.05%, 4/15/2030(a) 275,000 249,339
1.10%, 2/15/2031(a) 50,000 42,416
Western Union Co. (The)
2.75%, 3/15/2031(a) 150,000 131,125
Woodside Finance Ltd.
4.90%, 5/19/2028 250,000 250,933
5.40%, 5/19/2030 250,000 253,508
5.70%, 5/19/2032 250,000 254,817
5.10%, 9/12/2034(a) 450,000 436,598
6.00%, 5/19/2035 550,000 561,505
12,508,269
Food Products - 1.2%
Flowers Foods, Inc.
3.50%, 10/1/2026 400,000 394,217
2.40%, 3/15/2031 250,000 217,971
General Mills, Inc.
4.95%, 3/29/2033(a) 285,000 284,245
Hormel Foods Corp.
4.80%, 3/30/2027(a) 100,000 100,688
1.80%, 6/11/2030(a) 200,000 177,101
Ingredion, Inc.
3.20%, 10/1/2026(a) 250,000 246,011
2.90%, 6/1/2030(a) 300,000 277,140
Kellanova
3.25%, 4/1/2026 100,000 99,263
3.40%, 11/15/2027(a) 150,000 146,825
2.10%, 6/1/2030 100,000 89,475
Series B, 7.45%, 4/1/2031 500,000 568,926
5.25%, 3/1/2033(a) 50,000 50,956
Mondelez International, Inc.
2.63%, 3/17/2027(a) 302,000 293,539
4.25%, 5/6/2028 150,000 149,481
4.75%, 2/20/2029(a) 100,000 101,310
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.2% (continued)
Mondelez International, Inc. (continued)
2.75%, 4/13/2030 $ 623,000 $ 575,554
1.50%, 2/4/2031(a) 100,000 85,193
3.00%, 3/17/2032 550,000 495,005
4.75%, 8/28/2034(a) 50,000 49,149
5.13%, 5/6/2035 250,000 250,610
Tyson Foods, Inc.
3.55%, 6/2/2027 650,000 638,591
4.35%, 3/1/2029 50,000 49,612
5.70%, 3/15/2034(a) 250,000 258,294
Unilever Capital Corp.
2.90%, 5/5/2027 1,000 978
3.50%, 3/22/2028(a) 102,000 100,318
2.13%, 9/6/2029(a) 175,000 160,842
5.90%, 11/15/2032 250,000 271,215
5.00%, 12/8/2033(a) 50,000 51,062
4.63%, 8/12/2034(a) 200,000 197,231
6,380,802
Gas Utilities - 0.3%
Atmos Energy Corp.
2.63%, 9/15/2029 350,000 326,695
5.45%, 10/15/2032 250,000 260,361
5.90%, 11/15/2033(a) 450,000 481,262
National Fuel Gas Co.
5.50%, 10/1/2026(a) 150,000 151,039
3.95%, 9/15/2027 150,000 147,174
5.50%, 3/15/2030 50,000 51,272
2.95%, 3/1/2031 250,000 222,813
5.95%, 3/15/2035 250,000 256,028
1,896,644
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 100,000 116,068
Canadian National Railway Co.
3.85%, 8/5/2032 50,000 47,363
Uber Technologies, Inc.
4.30%, 1/15/2030 50,000 49,566
4.80%, 9/15/2034 750,000 736,671
949,668
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp.
2.65%, 6/1/2030 600,000 553,283
DH Europe Finance II Sarl
2.60%, 11/15/2029 152,000 141,560
Edwards Lifesciences Corp.
4.30%, 6/15/2028(a) 650,000 648,478
Medtronic Global Holdings SCA
4.50%, 3/30/2033(a) 50,000 49,331
Smith & Nephew plc
5.15%, 3/20/2027(a) 100,000 101,011
2.03%, 10/14/2030 250,000 218,718
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 400,000 358,242
Stryker Corp.
4.70%, 2/10/2028(a) 650,000 655,982

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.0% (continued)
Stryker Corp. (continued)
3.65%, 3/7/2028 $ 300,000 $ 295,495
4.85%, 12/8/2028(a) 600,000 610,166
4.25%, 9/11/2029 50,000 49,732
4.85%, 2/10/2030 50,000 50,832
1.95%, 6/15/2030(a) 467,000 415,540
4.63%, 9/11/2034(a) 475,000 464,436
5.20%, 2/10/2035(a) 600,000 609,330
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 50,000 50,183
3.55%, 3/20/2030 150,000 143,055
5,415,374
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.
3.41%, 6/15/2027(a) 754,000 740,055
5.13%, 2/15/2029(a) 700,000 714,082
5.00%, 11/15/2029(a) 400,000 406,451
5.45%, 2/15/2034(a) 475,000 486,048
5.35%, 11/15/2034(a) 400,000 404,719
Cencora, Inc.
3.45%, 12/15/2027(a) 861,000 841,643
4.63%, 12/15/2027(a) 300,000 301,357
4.85%, 12/15/2029(a) 250,000 252,836
2.80%, 5/15/2030 270,000 249,895
2.70%, 3/15/2031 530,000 478,223
5.13%, 2/15/2034 250,000 251,131
5.15%, 2/15/2035 100,000 100,260
Centene Corp.
4.25%, 12/15/2027(a) 530,000 513,934
2.45%, 7/15/2028 125,000 113,971
4.63%, 12/15/2029(a) 352,000 334,712
3.38%, 2/15/2030 550,000 495,192
3.00%, 10/15/2030 125,000 108,870
2.50%, 3/1/2031(a) 160,000 134,320
Cigna Group (The)
3.40%, 3/1/2027(a) 300,000 295,198
4.38%, 10/15/2028 300,000 298,932
2.38%, 3/15/2031 100,000 88,596
CVS Health Corp.
4.30%, 3/25/2028(a) 250,000 248,329
HCA, Inc.
5.63%, 9/1/2028(a) 200,000 205,213
3.50%, 9/1/2030(a) 200,000 188,535
5.45%, 4/1/2031 150,000 154,173
5.50%, 6/1/2033 50,000 51,044
5.60%, 4/1/2034 25,000 25,477
McKesson Corp.
1.30%, 8/15/2026(a) 452,000 437,645
4.90%, 7/15/2028 200,000 203,137
4.25%, 9/15/2029(a) 300,000 298,796
4.95%, 5/30/2032 500,000 504,031
5.10%, 7/15/2033 350,000 356,263
5.25%, 5/30/2035 250,000 252,846
OhioHealth Corp.
2.30%, 11/15/2031(a) 50,000 43,967
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.1% (continued)
Universal Health Services, Inc.
1.65%, 9/1/2026 $ 250,000 $ 241,294
4.63%, 10/15/2029(a) 400,000 394,408
2.65%, 1/15/2032 150,000 127,054
11,342,637
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.
REIT, 2.00%, 5/18/2032 200,000 165,484
REIT, 1.88%, 2/1/2033 100,000 80,408
REIT, 2.95%, 3/15/2034(a) 153,000 129,073
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031(a) 200,000 176,959
Omega Healthcare Investors, Inc.
REIT, 4.50%, 4/1/2027 391,000 390,508
REIT, 4.75%, 1/15/2028(a) 141,000 141,407
REIT, 3.63%, 10/1/2029(a) 251,000 238,076
REIT, 5.20%, 7/1/2030 250,000 250,794
REIT, 3.38%, 2/1/2031 450,000 411,545
REIT, 3.25%, 4/15/2033 375,000 324,249
Sabra Health Care LP
REIT, 3.90%, 10/15/2029 151,000 143,637
REIT, 3.20%, 12/1/2031(a) 500,000 445,316
2,897,456
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029 53,000 49,699
Series J, REIT, 2.90%,
12/15/2031(a) 200,000 174,734
REIT, 5.70%, 6/15/2032 100,000 101,440
325,873
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.
4.63%, 4/13/2030 50,000 50,384
Choice Hotels International, Inc.
3.70%, 12/1/2029 50,000 47,305
3.70%, 1/15/2031 425,000 394,582
5.85%, 8/1/2034 315,000 317,328
Darden Restaurants, Inc.
6.30%, 10/10/2033(a) 50,000 53,296
Hyatt Hotels Corp.
5.25%, 6/30/2029(a) 200,000 203,495
5.75%, 4/23/2030(a)(b) 150,000 154,793
5.38%, 12/15/2031(a) 250,000 253,429
5.50%, 6/30/2034(a) 50,000 50,006
Las Vegas Sands Corp.
5.90%, 6/1/2027 650,000 660,847
3.90%, 8/8/2029(a) 400,000 381,688
6.00%, 8/15/2029 350,000 359,766
Marriott International, Inc.
5.00%, 10/15/2027(a) 388,000 392,883
Series X, 4.00%, 4/15/2028 102,000 100,891
5.55%, 10/15/2028 600,000 619,289
Series AA, 4.65%, 12/1/2028 100,000 100,317
4.90%, 4/15/2029(a) 400,000 404,992

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 2.4% (continued)
Marriott International, Inc. (continued)
4.88%, 5/15/2029 $ 150,000 $ 151,773
4.80%, 3/15/2030 50,000 50,324
Series FF, 4.63%,
6/15/2030(a) 327,000 326,505
Series HH, 2.85%,
4/15/2031(a) 450,000 407,930
Series GG, 3.50%,
10/15/2032 475,000 431,534
Series II, 2.75%, 10/15/2033 50,000 42,451
5.30%, 5/15/2034(a) 550,000 554,633
4.50%, 10/1/2034 50,000 47,735
5.35%, 3/15/2035 500,000 501,901
McDonald's Corp.
3.50%, 3/1/2027 610,000 602,136
3.50%, 7/1/2027(a) 309,000 304,595
3.80%, 4/1/2028(a) 406,000 401,397
4.80%, 8/14/2028(a) 150,000 152,170
5.00%, 5/17/2029(a) 100,000 102,227
2.63%, 9/1/2029 1,045,000 977,809
2.13%, 3/1/2030 401,000 362,921
3.60%, 7/1/2030(a) 395,000 381,210
4.60%, 9/9/2032(a) 330,000 329,513
4.95%, 8/14/2033 450,000 456,701
4.95%, 3/3/2035(a) 750,000 747,593
Sands China Ltd.
5.40%, 8/8/2028(a)(b) 1,005,000 1,016,691
2.85%, 3/8/2029(a)(b) 350,000 323,881
3.25%, 8/8/2031(a)(b) 50,000 44,664
13,263,585
Household Durables - 0.6%
DR Horton, Inc.
1.30%, 10/15/2026 300,000 288,595
5.00%, 10/15/2034(a) 400,000 395,324
Lennar Corp.
5.00%, 6/15/2027 200,000 200,886
4.75%, 11/29/2027(a) 450,000 451,070
5.20%, 7/30/2030(a) 150,000 152,812
NVR, Inc.
3.00%, 5/15/2030(a) 477,000 445,091
PulteGroup, Inc.
5.00%, 1/15/2027 343,000 344,499
7.88%, 6/15/2032 100,000 116,839
6.38%, 5/15/2033(a) 250,000 268,852
Toll Brothers Finance Corp.
4.88%, 3/15/2027(a) 703,000 704,727
4.35%, 2/15/2028(a) 100,000 99,446
3,468,141
Household Products - 0.7%
Church & Dwight Co., Inc.
3.15%, 8/1/2027(a) 350,000 342,298
2.30%, 12/15/2031 200,000 173,640
5.60%, 11/15/2032(a) 300,000 314,114
Clorox Co. (The)
3.10%, 10/1/2027(a) 150,000 146,182
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.7% (continued)
Clorox Co. (The) (continued)
4.40%, 5/1/2029 $ 550,000 $ 549,900
1.80%, 5/15/2030(a) 250,000 220,912
4.60%, 5/1/2032(a) 250,000 249,383
Colgate-Palmolive Co.
4.20%, 5/1/2030(a) 200,000 199,598
3.25%, 8/15/2032(a) 200,000 184,384
4.60%, 3/1/2033 200,000 200,936
Kimberly-Clark Corp.
1.05%, 9/15/2027(a) 150,000 140,855
3.10%, 3/26/2030(a) 62,000 58,806
Procter & Gamble Co. (The)
2.45%, 11/3/2026 62,000 60,669
2.80%, 3/25/2027 116,000 113,605
2.85%, 8/11/2027 50,000 48,765
3.00%, 3/25/2030(a) 464,000 440,220
4.55%, 1/29/2034(a) 375,000 374,115
3,818,382
Industrial Conglomerates - 0.2%
3M Co.
2.25%, 9/19/2026 250,000 243,824
Honeywell International, Inc.
2.50%, 11/1/2026(a) 150,000 146,622
4.65%, 7/30/2027(a) 100,000 100,628
Pentair Finance Sarl
4.50%, 7/1/2029 300,000 298,819
5.90%, 7/15/2032 200,000 208,925
998,818
Industrial REITs - 0.0%(c)
Prologis LP
REIT, 5.25%, 5/15/2035 100,000 101,226
Insurance - 5.0%
ACE Capital Trust II
9.70%, 4/1/2030(a) 150,000 178,504
Aflac, Inc.
2.88%, 10/15/2026 150,000 147,269
3.60%, 4/1/2030(a) 102,000 98,723
Alleghany Corp.
3.63%, 5/15/2030(a) 275,000 265,674
Allstate Corp. (The)
5.05%, 6/24/2029(a) 150,000 152,946
5.25%, 3/30/2033 50,000 51,077
American Financial Group, Inc.
5.25%, 4/2/2030 125,000 128,465
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(d) 200,000 201,413
American National Group, Inc.
5.75%, 10/1/2029(a) 250,000 255,057
Aon Corp.
8.21%, 1/1/2027(a) 130,000 136,002
2.85%, 5/28/2027(a) 263,000 256,023
4.50%, 12/15/2028 170,000 170,470
3.75%, 5/2/2029(a) 375,000 365,842
2.80%, 5/15/2030(a) 487,000 451,575

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Aon Corp. (continued)
2.05%, 8/23/2031 $ 150,000 $ 128,977
5.00%, 9/12/2032(a) 275,000 278,500
5.35%, 2/28/2033(a) 404,000 414,678
Aon North America, Inc.
5.13%, 3/1/2027(a) 300,000 302,872
5.15%, 3/1/2029(a) 500,000 510,510
5.30%, 3/1/2031(a) 650,000 669,589
5.45%, 3/1/2034 1,035,000 1,058,709
Arch Capital Finance LLC
4.01%, 12/15/2026 350,000 347,281
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 172,219
Arthur J Gallagher & Co.
4.60%, 12/15/2027 1,000,000 1,003,428
4.85%, 12/15/2029(a) 300,000 302,655
2.40%, 11/9/2031 250,000 217,877
5.50%, 3/2/2033(a) 150,000 153,999
6.50%, 2/15/2034 300,000 327,305
5.45%, 7/15/2034 250,000 254,648
5.15%, 2/15/2035(a) 550,000 546,783
Assurant, Inc.
4.90%, 3/27/2028 250,000 251,405
3.70%, 2/22/2030 51,000 48,522
2.65%, 1/15/2032 125,000 107,547
6.75%, 2/15/2034 75,000 80,712
Athene Holding Ltd.
4.13%, 1/12/2028 400,000 396,502
6.15%, 4/3/2030 475,000 503,132
3.50%, 1/15/2031 500,000 468,241
6.65%, 2/1/2033 450,000 484,269
5.88%, 1/15/2034 500,000 515,549
6.63%, 10/15/2054(d) 250,000 246,061
AXIS Specialty Finance LLC
3.90%, 7/15/2029 100,000 97,095
4.90%, 1/15/2040(a)(d) 252,000 242,434
Berkshire Hathaway Finance Corp.
1.45%, 10/15/2030 15,000 13,053
Brown & Brown, Inc.
4.70%, 6/23/2028 150,000 150,456
4.50%, 3/15/2029 700,000 696,606
2.38%, 3/15/2031 502,000 440,609
4.20%, 3/17/2032 200,000 189,986
5.65%, 6/11/2034 250,000 254,531
5.55%, 6/23/2035(a) 500,000 505,446
Cincinnati Financial Corp.
6.92%, 5/15/2028(a) 200,000 213,598
CNA Financial Corp.
5.50%, 6/15/2033 200,000 204,376
Enstar Finance LLC
5.50%, 1/15/2042(d) 250,000 245,755
Enstar Group Ltd.
4.95%, 6/1/2029 252,000 252,987
3.10%, 9/1/2031 350,000 307,722
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
F&G Annuities & Life, Inc.
7.40%, 1/13/2028 $ 385,000 $ 402,909
6.50%, 6/4/2029 295,000 303,907
6.25%, 10/4/2034 300,000 298,433
Fairfax Financial Holdings Ltd.
3.38%, 3/3/2031 150,000 138,620
5.63%, 8/16/2032 475,000 485,671
6.00%, 12/7/2033 250,000 260,176
Globe Life, Inc.
5.85%, 9/15/2034 250,000 259,202
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 250,000 222,157
Hartford Insurance Group, Inc. (The)
2.80%, 8/19/2029(a) 302,000 283,305
Horace Mann Educators Corp.
7.25%, 9/15/2028 100,000 106,626
Kemper Corp.
2.40%, 9/30/2030(a) 200,000 175,420
3.80%, 2/23/2032 150,000 136,377
Manulife Financial Corp.
4.06%, 2/24/2032(d) 701,000 691,362
Markel Group, Inc.
3.50%, 11/1/2027 50,000 48,817
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029(a) 230,000 230,341
4.65%, 3/15/2030(a) 500,000 504,321
4.85%, 11/15/2031(a) 600,000 607,118
2.38%, 12/15/2031 150,000 131,068
5.75%, 11/1/2032 250,000 265,167
5.88%, 8/1/2033 100,000 106,155
5.40%, 9/15/2033(a) 250,000 258,310
5.15%, 3/15/2034 175,000 178,105
5.00%, 3/15/2035(a) 1,050,000 1,047,533
Old Republic International Corp.
3.88%, 8/26/2026(a) 603,000 598,038
5.75%, 3/28/2034 150,000 153,696
Primerica, Inc.
2.80%, 11/19/2031(a) 350,000 312,009
Principal Financial Group, Inc.
3.10%, 11/15/2026 250,000 245,350
Progressive Corp. (The)
2.50%, 3/15/2027(a) 250,000 242,986
3.20%, 3/26/2030 51,000 48,522
Prudential Financial, Inc.
6.00%, 9/1/2052(a)(d) 70,000 71,007
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 350,000 360,452
5.80%, 4/1/2035(a) 100,000 102,776
SiriusPoint Ltd.
7.00%, 4/5/2029 200,000 209,788
Unum Group
4.00%, 6/15/2029(a) 100,000 97,896
Willis North America, Inc.
4.65%, 6/15/2027(a) 561,000 563,697
4.50%, 9/15/2028 260,000 260,377

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Willis North America, Inc. (continued)
2.95%, 9/15/2029 $ 354,000 $ 331,962
5.35%, 5/15/2033(a) 405,000 413,187
27,618,507
Interactive Media & Services - 0.8%
Alphabet, Inc.
2.00%, 8/15/2026 400,000 391,069
Meta Platforms, Inc.
3.50%, 8/15/2027 600,000 592,438
4.55%, 8/15/2031 100,000 100,921
3.85%, 8/15/2032 1,500,000 1,434,016
4.95%, 5/15/2033 544,000 554,158
4.75%, 8/15/2034(a) 1,150,000 1,145,574
4,218,176
IT Services - 0.7%
Accenture Capital, Inc.
3.90%, 10/4/2027 150,000 149,025
4.05%, 10/4/2029(a) 250,000 247,256
4.25%, 10/4/2031 300,000 295,425
4.50%, 10/4/2034 500,000 483,855
Amdocs Ltd.
2.54%, 6/15/2030 350,000 315,739
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033 300,000 310,308
5.95%, 4/15/2035(a) 100,000 102,096
CGI, Inc.
1.45%, 9/14/2026(a) 301,000 290,797
4.95%, 3/14/2030(e) 200,000 202,413
2.30%, 9/14/2031(a) 245,000 212,366
Genpact Luxembourg Sarl
6.00%, 6/4/2029 25,000 25,810
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034 275,000 273,395
International Business Machines Corp.
4.65%, 2/10/2028(a) 150,000 151,173
1.95%, 5/15/2030(a) 150,000 133,584
5.00%, 2/10/2032(a) 100,000 101,549
VeriSign, Inc.
2.70%, 6/15/2031 400,000 356,196
3,650,987
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.
3.05%, 9/22/2026 150,000 147,506
4.20%, 9/9/2027 200,000 199,122
2.75%, 9/15/2029 332,000 310,367
2.10%, 6/4/2030(a) 450,000 401,991
2.30%, 3/12/2031 751,000 663,657
4.75%, 9/9/2034(a) 250,000 244,459
Thermo Fisher Scientific, Inc.
5.09%, 8/10/2033(a) 355,000 362,710
2,329,812
Machinery - 1.3%
Dover Corp.
2.95%, 11/4/2029(a) 150,000 140,894
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.3% (continued)
Flowserve Corp.
3.50%, 10/1/2030(a) $ 50,000 $ 47,058
2.80%, 1/15/2032 125,000 109,204
IDEX Corp.
3.00%, 5/1/2030 350,000 324,913
2.63%, 6/15/2031(a) 500,000 445,696
Ingersoll Rand, Inc.
5.20%, 6/15/2027 200,000 202,491
5.18%, 6/15/2029 300,000 307,017
5.70%, 8/14/2033(a) 125,000 130,593
Nordson Corp.
5.60%, 9/15/2028 250,000 256,868
4.50%, 12/15/2029 250,000 248,421
nVent Finance Sarl
5.65%, 5/15/2033 150,000 153,297
Oshkosh Corp.
4.60%, 5/15/2028 25,000 25,025
Otis Worldwide Corp.
2.29%, 4/5/2027 350,000 337,961
5.25%, 8/16/2028(a) 200,000 204,531
2.57%, 2/15/2030(a) 798,000 734,008
Parker-Hannifin Corp.
4.25%, 9/15/2027(a) 480,000 479,457
3.25%, 6/14/2029(a) 555,000 532,350
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 420,000 414,070
4.70%, 9/15/2028(b) 664,000 667,479
5.61%, 3/11/2034(a) 300,000 310,171
5.50%, 5/29/2035 250,000 254,856
Xylem, Inc.
3.25%, 11/1/2026(a) 250,000 246,054
1.95%, 1/30/2028(a) 350,000 331,085
2.25%, 1/30/2031 150,000 132,296
7,035,795
Marine Transportation - 0.0%(c)
Kirby Corp.
4.20%, 3/1/2028(a) 250,000 247,072
Media - 0.4%
Fox Corp.
4.71%, 1/25/2029 575,000 577,971
3.50%, 4/8/2030 300,000 286,344
6.50%, 10/13/2033(a) 750,000 809,024
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/2028 125,000 125,052
5.38%, 6/15/2033 75,000 75,568
Omnicom Group, Inc.
4.20%, 6/1/2030 100,000 97,893
2.60%, 8/1/2031 50,000 44,222
2,016,074
Metals & Mining - 1.7%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028 100,000 95,633
3.75%, 10/1/2030(a) 300,000 281,916
ArcelorMittal SA
6.55%, 11/29/2027 250,000 259,872

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.7% (continued)
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2030 $ 480,000 $ 496,043
5.13%, 2/21/2032(a) 300,000 307,361
5.25%, 9/8/2033(a) 800,000 819,504
5.30%, 2/21/2035(a) 400,000 408,303
Kinross Gold Corp.
4.50%, 7/15/2027 500,000 499,794
Reliance, Inc.
2.15%, 8/15/2030 250,000 221,347
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 300,000 342,169
6.13%, 12/15/2033 300,000 324,125
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 432,000 465,362
Rio Tinto Finance USA plc
4.50%, 3/14/2028 50,000 50,230
4.88%, 3/14/2030 700,000 710,585
5.00%, 3/14/2032(a) 400,000 406,240
5.25%, 3/14/2035(a) 1,300,000 1,319,121
Southern Copper Corp.
7.50%, 7/27/2035 250,000 289,197
Steel Dynamics, Inc.
1.65%, 10/15/2027(a) 200,000 188,109
3.45%, 4/15/2030(a) 250,000 237,554
3.25%, 1/15/2031 150,000 139,345
5.38%, 8/15/2034(a) 250,000 253,113
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 162,866
Vale Overseas Ltd.
3.75%, 7/8/2030(a) 545,000 513,536
6.13%, 6/12/2033(a) 675,000 704,838
9,496,163
Multi-Utilities - 2.0%
Ameren Corp.
5.38%, 3/15/2035 250,000 251,739
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028 125,000 139,349
3.70%, 7/15/2030(a) 583,000 563,041
1.65%, 5/15/2031 600,000 510,113
Black Hills Corp.
3.15%, 1/15/2027(a) 500,000 489,515
5.95%, 3/15/2028 100,000 103,141
6.15%, 5/15/2034 450,000 474,315
6.00%, 1/15/2035(a) 500,000 519,810
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(d) 200,000 208,686
6.70%, 5/15/2055(a)(d) 250,000 253,248
CMS Energy Corp.
2.95%, 2/15/2027(a) 100,000 97,474
4.75%, 6/1/2050(d) 135,000 129,949
3.75%, 12/1/2050(d) 150,000 134,843
6.50%, 6/1/2055(d) 250,000 252,078
Dominion Energy, Inc.
Series A, 6.88%, 2/1/2055(a)
(d) 700,000 732,509
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 2.0% (continued)
DTE Energy Co.
4.95%, 7/1/2027 $ 450,000 $ 454,066
5.20%, 4/1/2030 250,000 255,453
NiSource, Inc.
3.49%, 5/15/2027(a) 250,000 245,599
5.25%, 3/30/2028(a) 750,000 765,170
5.40%, 6/30/2033(a) 250,000 255,196
6.95%, 11/30/2054(d) 250,000 259,057
6.38%, 3/31/2055(a)(d) 250,000 253,195
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 650,000 669,245
6.13%, 10/15/2033 100,000 106,597
5.45%, 4/1/2034 250,000 255,144
5.40%, 3/15/2035(a) 150,000 152,007
Sempra
4.13%, 4/1/2052(a)(d) 200,000 193,134
6.40%, 10/1/2054(d) 350,000 338,576
6.88%, 10/1/2054(d) 250,000 252,345
6.63%, 4/1/2055(a)(d) 250,000 245,460
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032(a) 50,000 50,742
4.95%, 9/15/2034(a) 550,000 544,048
WEC Energy Group, Inc.
5.60%, 9/12/2026(a) 150,000 151,555
5.15%, 10/1/2027(a) 700,000 709,609
11,016,008
Office REITs - 0.1%
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 375,000 342,407
REIT, 2.75%, 4/15/2031 50,000 44,301
REIT, 2.90%, 12/1/2033 300,000 248,403
Kilroy Realty LP
REIT, 3.05%, 2/15/2030 25,000 22,599
657,710
Oil, Gas & Consumable Fuels - 9.0%
Boardwalk Pipelines LP
4.45%, 7/15/2027 200,000 199,345
3.40%, 2/15/2031(a) 100,000 92,377
3.60%, 9/1/2032 220,000 199,376
5.63%, 8/1/2034(a) 200,000 202,528
Burlington Resources LLC
7.20%, 8/15/2031 150,000 169,603
Canadian Natural Resources Ltd.
3.85%, 6/1/2027(a) 1,075,000 1,061,560
5.00%, 12/15/2029(e) 500,000 503,305
2.95%, 7/15/2030 300,000 275,411
7.20%, 1/15/2032 225,000 246,942
6.45%, 6/30/2033 200,000 212,339
5.40%, 12/15/2034(e) 400,000 398,006
Cenovus Energy, Inc.
2.65%, 1/15/2032(a) 350,000 302,800
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029(a) 475,000 456,596
Cheniere Energy Partners LP
3.25%, 1/31/2032 500,000 449,468

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
Cheniere Energy Partners LP (continued)
5.95%, 6/30/2033(a) $ 750,000 $ 782,873
5.75%, 8/15/2034 600,000 614,988
Cheniere Energy, Inc.
5.65%, 4/15/2034 650,000 661,184
Chevron Corp.
2.24%, 5/11/2030 405,000 368,457
Chevron USA, Inc.
1.02%, 8/12/2027(a) 25,000 23,521
4.69%, 4/15/2030 750,000 760,753
4.82%, 4/15/2032(a) 250,000 253,890
ConocoPhillips Co.
4.85%, 1/15/2032(a) 200,000 201,346
5.00%, 1/15/2035(a) 400,000 397,623
Continental Resources, Inc.
4.38%, 1/15/2028 300,000 295,404
Coterra Energy, Inc.
3.90%, 5/15/2027(a) 302,000 298,344
4.38%, 3/15/2029(a) 400,000 395,248
5.60%, 3/15/2034(a) 200,000 201,048
5.40%, 2/15/2035(a) 400,000 394,271
Devon Energy Corp.
7.88%, 9/30/2031(a) 200,000 229,026
7.95%, 4/15/2032(a) 200,000 230,241
5.20%, 9/15/2034 350,000 339,991
Diamondback Energy, Inc.
6.25%, 3/15/2033 205,000 217,938
5.40%, 4/18/2034 100,000 100,237
Eastern Energy Gas Holdings LLC
5.80%, 1/15/2035(a) 300,000 311,168
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029(a) 202,000 190,444
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(b) 100,000 117,366
Enbridge, Inc.
5.90%, 11/15/2026(a) 800,000 812,276
4.25%, 12/1/2026 100,000 99,649
5.25%, 4/5/2027(a) 250,000 252,879
3.70%, 7/15/2027 650,000 640,154
3.13%, 11/15/2029(a) 600,000 565,897
6.20%, 11/15/2030 850,000 905,601
5.70%, 3/8/2033(a) 575,000 595,618
2.50%, 8/1/2033(a) 500,000 416,133
5.63%, 4/5/2034 350,000 358,164
7.20%, 6/27/2054(a)(d) 450,000 463,539
7.38%, 3/15/2055(d) 225,000 234,241
Series 16-A, 6.00%,
1/15/2077(a)(d) 400,000 399,545
5.50%, 7/15/2077(a)(d) 550,000 544,535
6.25%, 3/1/2078(a)(d) 302,000 303,013
Series 20-A, 5.75%,
7/15/2080(a)(d) 435,000 430,649
7.38%, 1/15/2083(a)(d) 250,000 257,457
7.63%, 1/15/2083(a)(d) 300,000 318,432
8.25%, 1/15/2084(d) 400,000 425,295
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
Enbridge, Inc. (continued)
8.50%, 1/15/2084(d) $ 700,000 $ 788,386
Energy Transfer LP
6.05%, 12/1/2026(a) 200,000 203,467
3.75%, 5/15/2030 50,000 47,915
6.55%, 12/1/2033 205,000 221,192
Enterprise Products Operating LLC
4.60%, 1/11/2027 10,000 10,032
3.95%, 2/15/2027 50,000 49,696
4.15%, 10/16/2028 34,000 33,818
3.13%, 7/31/2029(a) 582,000 555,101
2.80%, 1/31/2030(a) 507,000 473,350
4.60%, 1/15/2031 200,000 199,835
5.35%, 1/31/2033(a) 552,000 569,824
Series D, 6.88%, 3/1/2033 250,000 278,900
4.85%, 1/31/2034 625,000 619,340
4.95%, 2/15/2035(a) 500,000 495,583
Series J, 5.75%, 3/1/2035 500,000 513,928
Series E, 5.25%, 8/16/2077(d) 702,000 694,199
5.38%, 2/15/2078(d) 350,000 345,557
EOG Resources, Inc.
4.40%, 7/15/2028 500,000 501,421
4.38%, 4/15/2030 602,000 599,402
5.00%, 7/15/2032 250,000 251,879
EQT Corp.
7.50%, 6/1/2027(e) 150,000 152,676
7.50%, 6/1/2030(e) 100,000 109,583
4.75%, 1/15/2031(a)(e) 50,000 49,256
Expand Energy Corp.
5.38%, 2/1/2029(a) 300,000 300,326
5.38%, 3/15/2030 150,000 150,158
4.75%, 2/1/2032(a) 400,000 388,519
Exxon Mobil Corp.
2.61%, 10/15/2030(a) 100,000 92,104
Hess Corp.
4.30%, 4/1/2027 350,000 349,860
7.88%, 10/1/2029 250,000 283,041
7.30%, 8/15/2031(a) 325,000 371,570
7.13%, 3/15/2033(a) 200,000 229,563
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 100,000 111,956
7.75%, 3/15/2032 100,000 114,573
Kinder Morgan, Inc.
7.80%, 8/1/2031 202,000 232,023
5.40%, 2/1/2034(a) 375,000 378,823
MPLX LP
5.50%, 6/1/2034(a) 125,000 125,129
Occidental Petroleum Corp.
8.50%, 7/15/2027 20,000 21,041
5.00%, 8/1/2027(a) 150,000 151,079
6.38%, 9/1/2028 5,000 5,178
5.20%, 8/1/2029 450,000 451,095
3.50%, 8/15/2029 100,000 93,742
8.88%, 7/15/2030(a) 412,000 469,568
6.63%, 9/1/2030 403,000 425,399

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
Occidental Petroleum Corp. (continued)
6.13%, 1/1/2031(a) $ 300,000 $ 310,243
7.50%, 5/1/2031 225,000 247,406
7.88%, 9/15/2031 100,000 111,917
5.38%, 1/1/2032 535,000 530,485
ONEOK, Inc.
6.35%, 1/15/2031 210,000 223,780
Ovintiv, Inc.
5.65%, 5/15/2028(a) 600,000 614,962
8.13%, 9/15/2030 175,000 199,393
7.20%, 11/1/2031(a) 50,000 54,378
7.38%, 11/1/2031(a) 150,000 165,549
6.25%, 7/15/2033 100,000 103,410
6.50%, 8/15/2034 150,000 156,987
Pioneer Natural Resources Co.
1.90%, 8/15/2030 400,000 354,232
2.15%, 1/15/2031 775,000 685,805
Plains All American Pipeline LP
3.80%, 9/15/2030 365,000 347,859
5.70%, 9/15/2034(a) 450,000 456,436
5.95%, 6/15/2035 250,000 256,568
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 18,000 18,086
5.00%, 3/15/2027 35,000 35,130
4.20%, 3/15/2028 400,000 396,783
4.50%, 5/15/2030(a) 500,000 497,535
Shell Finance US, Inc.
2.75%, 4/6/2030(a) 550,000 512,948
Suncor Energy, Inc.
7.15%, 2/1/2032 250,000 276,919
5.95%, 12/1/2034 200,000 206,442
Targa Resources Corp.
5.20%, 7/1/2027(a) 335,000 338,892
6.15%, 3/1/2029(a) 165,000 172,735
4.20%, 2/1/2033 200,000 186,983
6.13%, 3/15/2033 175,000 184,040
6.50%, 3/30/2034(a) 225,000 241,760
Targa Resources Partners LP
4.88%, 2/1/2031 300,000 296,549
4.00%, 1/15/2032 400,000 372,683
Texas Eastern Transmission LP
7.00%, 7/15/2032 100,000 110,590
TransCanada PipeLines Ltd.
4.63%, 3/1/2034 200,000 191,075
7.00%, 6/1/2065(a)(d) 500,000 504,196
Transcanada Trust
Series 16-A, 5.88%,
8/15/2076(a)(d) 800,000 798,335
5.30%, 3/15/2077(d) 700,000 694,526
5.50%, 9/15/2079(a)(d) 450,000 441,500
5.60%, 3/7/2082(d) 275,000 267,427
Valero Energy Corp.
7.50%, 4/15/2032 300,000 342,470
Viper Energy Partners LLC
4.90%, 8/1/2030 300,000 298,734
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.0% (continued)
Western Midstream Operating LP
4.65%, 7/1/2026 $ 2,000 $ 1,997
4.50%, 3/1/2028 200,000 198,505
4.75%, 8/15/2028 100,000 99,659
6.35%, 1/15/2029(a) 550,000 574,281
4.05%, 2/1/2030(b) 275,000 264,124
6.15%, 4/1/2033(a) 400,000 417,218
5.45%, 11/15/2034(a) 550,000 539,240
Williams Cos., Inc. (The)
3.75%, 6/15/2027 204,000 201,098
4.90%, 3/15/2029 600,000 606,682
3.50%, 11/15/2030(a) 200,000 188,437
Series A, 7.50%, 1/15/2031 100,000 112,100
2.60%, 3/15/2031(a) 200,000 178,711
7.75%, 6/15/2031 100,000 113,316
8.75%, 3/15/2032(b) 350,000 420,317
4.65%, 8/15/2032 5,000 4,901
5.65%, 3/15/2033(a) 50,000 51,778
5.15%, 3/15/2034 500,000 498,053
49,363,346
Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029 100,000 102,689
5.00%, 1/15/2030(a) 150,000 149,254
3.75%, 1/15/2031(a) 50,000 46,521
298,464
Personal Care Products - 0.3%
Conopco, Inc.
Series E, 7.25%, 12/15/2026 150,000 155,887
6.63%, 4/15/2028 140,000 147,748
Haleon US Capital LLC
3.38%, 3/24/2027(a) 600,000 589,962
3.63%, 3/24/2032 700,000 654,761
1,548,358
Pharmaceuticals - 0.9%
Eli Lilly & Co.
4.20%, 8/14/2029 5,000 4,998
4.75%, 2/12/2030(a) 50,000 50,940
4.90%, 2/12/2032 250,000 255,577
4.70%, 2/27/2033(a) 270,000 271,288
4.70%, 2/9/2034(a) 450,000 448,234
5.10%, 2/12/2035 600,000 610,035
Johnson & Johnson
4.80%, 6/1/2029 20,000 20,451
4.85%, 3/1/2032 200,000 204,618
5.00%, 3/1/2035(a) 300,000 305,972
Merck & Co., Inc.
1.45%, 6/24/2030 200,000 174,413
Novartis Capital Corp.
2.20%, 8/14/2030 52,000 47,127
4.20%, 9/18/2034(a) 475,000 455,808
Royalty Pharma plc
2.20%, 9/2/2030(a) 150,000 132,664
Sanofi SA
3.63%, 6/19/2028(a) 300,000 295,707

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 0.9% (continued)
Zoetis, Inc.
3.00%, 9/12/2027(a) $ 626,000 $ 608,963
3.90%, 8/20/2028(a) 102,000 100,968
2.00%, 5/15/2030(a) 350,000 313,485
5.60%, 11/16/2032(a) 475,000 499,913
4,801,161
Professional Services - 0.9%
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029(a) 452,000 421,510
2.60%, 5/1/2031(a) 550,000 487,436
Equifax, Inc.
5.10%, 12/15/2027 75,000 75,876
5.10%, 6/1/2028 250,000 253,987
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 300,000 314,195
5.90%, 3/1/2033(a) 300,000 313,141
Paychex, Inc.
5.10%, 4/15/2030 400,000 408,672
5.35%, 4/15/2032 550,000 563,767
5.60%, 4/15/2035 550,000 565,217
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 250,014
5.75%, 4/1/2033 325,000 340,195
5.25%, 6/5/2034(a) 350,000 355,599
5.25%, 3/15/2035(a) 500,000 500,213
4,849,822
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
2.50%, 4/1/2031 50,000 44,423
5.95%, 8/15/2034 750,000 790,247
834,670
Residential REITs - 0.9%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028 250,000 247,966
REIT, 4.90%, 2/15/2029 162,000 163,519
REIT, 3.63%, 4/15/2032(a) 250,000 230,619
REIT, 5.50%, 7/15/2034(a) 250,000 253,348
AvalonBay Communities, Inc.
REIT, 3.20%, 1/15/2028 50,000 48,697
REIT, 5.00%, 2/15/2033 25,000 25,203
Essential Properties LP
REIT, 2.95%, 7/15/2031(a) 250,000 222,278
Essex Portfolio LP
REIT, 3.63%, 5/1/2027(a) 150,000 147,822
REIT, 1.70%, 3/1/2028(a) 250,000 232,789
REIT, 4.00%, 3/1/2029 151,000 148,098
REIT, 3.00%, 1/15/2030(a) 202,000 188,618
REIT, 1.65%, 1/15/2031 150,000 126,785
REIT, 2.65%, 3/15/2032(a) 50,000 43,663
REIT, 5.50%, 4/1/2034 100,000 102,284
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028(a) 275,000 257,054
REIT, 5.45%, 8/15/2030(a) 150,000 154,375
REIT, 2.00%, 8/15/2031 200,000 169,771
REIT, 4.15%, 4/15/2032(a) 300,000 284,699
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 0.9% (continued)
Invitation Homes Operating Partnership LP
(continued)
REIT, 5.50%, 8/15/2033(a) $ 150,000 $ 152,424
REIT, 4.88%, 2/1/2035 500,000 481,987
Mid-America Apartments LP
REIT, 1.10%, 9/15/2026 550,000 529,811
REIT, 5.30%, 2/15/2032 25,000 25,719
REIT, 4.95%, 3/1/2035(a) 50,000 49,495
Store Capital LLC
REIT, 4.50%, 3/15/2028 170,000 167,739
REIT, 4.63%, 3/15/2029 41,000 40,351
Tanger Properties LP
REIT, 3.13%, 9/1/2026 200,000 196,254
REIT, 3.88%, 7/15/2027 150,000 147,638
REIT, 2.75%, 9/1/2031(a) 200,000 174,849
5,013,855
Retail REITs - 0.6%
Agree LP
REIT, 2.00%, 6/15/2028 52,000 48,611
REIT, 2.90%, 10/1/2030(a) 150,000 137,982
REIT, 4.80%, 10/1/2032(a) 150,000 148,327
REIT, 2.60%, 6/15/2033(a) 150,000 125,112
REIT, 5.63%, 6/15/2034(a) 300,000 306,496
Brixmor Operating Partnership LP
REIT, 2.25%, 4/1/2028 150,000 141,481
REIT, 4.13%, 5/15/2029 2,000 1,964
Kimco Realty OP LLC
REIT, 3.25%, 8/15/2026 500,000 492,693
Kite Realty Group LP
REIT, 4.00%, 10/1/2026 250,000 247,688
NNN REIT, Inc.
REIT, 3.50%, 10/15/2027 176,000 172,364
REIT, 2.50%, 4/15/2030 100,000 91,054
REIT, 4.60%, 2/15/2031 500,000 494,916
REIT, 5.60%, 10/15/2033 275,000 283,824
REIT, 5.50%, 6/15/2034(a) 250,000 254,890
Realty Income Corp.
REIT, 3.20%, 1/15/2027 600,000 588,974
3,536,376
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032(a) 300,000 289,213
Applied Materials, Inc.
3.30%, 4/1/2027(a) 50,000 49,236
4.80%, 6/15/2029 50,000 50,934
Broadcom, Inc.
5.05%, 7/12/2027(a) 675,000 683,031
4.15%, 2/15/2028(a) 200,000 198,957
4.80%, 4/15/2028(a) 500,000 505,694
4.75%, 4/15/2029 50,000 50,447
5.05%, 7/12/2029(a) 650,000 663,422
4.60%, 7/15/2030 950,000 950,364
5.15%, 11/15/2031 150,000 153,708
4.15%, 4/15/2032(e) 350,000 336,406
2.60%, 2/15/2033(e) 50,000 42,770

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 1.7% (continued)
Broadcom, Inc. (continued)
3.42%, 4/15/2033(e) $ 500,000 $ 452,308
3.47%, 4/15/2034(e) 500,000 444,391
4.80%, 10/15/2034 250,000 245,311
Lam Research Corp.
4.00%, 3/15/2029 350,000 346,716
1.90%, 6/15/2030 300,000 267,269
Microchip Technology, Inc.
4.90%, 3/15/2028 350,000 352,904
NVIDIA Corp.
2.85%, 4/1/2030(a) 150,000 141,704
NXP BV
3.15%, 5/1/2027(a) 100,000 97,675
5.55%, 12/1/2028(a) 200,000 205,970
2.50%, 5/11/2031 225,000 198,640
5.00%, 1/15/2033(a) 195,000 194,418
Qorvo, Inc.
4.38%, 10/15/2029(a) 52,000 50,434
QUALCOMM, Inc.
1.65%, 5/20/2032 50,000 41,569
Skyworks Solutions, Inc.
3.00%, 6/1/2031(a) 275,000 242,284
Texas Instruments, Inc.
4.90%, 3/14/2033(a) 250,000 254,097
TSMC Arizona Corp.
1.75%, 10/25/2026(a) 650,000 628,863
3.88%, 4/22/2027 727,000 721,238
2.50%, 10/25/2031 750,000 672,103
9,532,076
Software - 3.3%
Adobe, Inc.
2.15%, 2/1/2027(a) 312,000 302,963
4.85%, 4/4/2027 250,000 252,858
4.80%, 4/4/2029(a) 400,000 408,381
2.30%, 2/1/2030(a) 873,000 802,029
4.95%, 4/4/2034(a) 200,000 203,012
AppLovin Corp.
5.13%, 12/1/2029 350,000 354,230
5.38%, 12/1/2031(a) 400,000 407,606
5.50%, 12/1/2034(a) 500,000 505,739
Autodesk, Inc.
3.50%, 6/15/2027(a) 210,000 206,837
2.85%, 1/15/2030 230,000 214,500
2.40%, 12/15/2031(a) 511,000 446,095
Cadence Design Systems, Inc.
4.20%, 9/10/2027(a) 300,000 299,755
4.30%, 9/10/2029(a) 600,000 598,088
4.70%, 9/10/2034 550,000 541,602
Fortinet, Inc.
2.20%, 3/15/2031(a) 250,000 219,826
Intuit, Inc.
5.25%, 9/15/2026(a) 150,000 151,397
1.35%, 7/15/2027(a) 200,000 189,628
5.13%, 9/15/2028 350,000 359,234
1.65%, 7/15/2030(a) 150,000 131,851
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.3% (continued)
Intuit, Inc. (continued)
5.20%, 9/15/2033(a) $ 700,000 $ 721,726
Oracle Corp.
2.65%, 7/15/2026(a) 550,000 540,121
Roper Technologies, Inc.
3.80%, 12/15/2026 400,000 396,342
1.40%, 9/15/2027(a) 500,000 470,237
4.20%, 9/15/2028(a) 426,000 422,656
2.95%, 9/15/2029 800,000 752,663
2.00%, 6/30/2030 277,000 245,427
1.75%, 2/15/2031 539,000 461,051
4.75%, 2/15/2032 250,000 248,945
4.90%, 10/15/2034 500,000 491,019
Salesforce, Inc.
1.95%, 7/15/2031 390,000 340,764
ServiceNow, Inc.
1.40%, 9/1/2030 810,000 699,592
Synopsys, Inc.
4.85%, 4/1/2030(a) 1,200,000 1,213,543
5.00%, 4/1/2032 350,000 353,604
VMware LLC
1.40%, 8/15/2026(a) 1,125,000 1,089,917
4.65%, 5/15/2027(a) 240,000 240,754
3.90%, 8/21/2027 395,000 390,441
1.80%, 8/15/2028 500,000 462,058
4.70%, 5/15/2030(a) 242,000 242,062
2.20%, 8/15/2031 200,000 173,154
Workday, Inc.
3.50%, 4/1/2027 400,000 393,656
3.70%, 4/1/2029(a) 400,000 389,822
3.80%, 4/1/2032(a) 600,000 563,682
17,898,867
Specialized REITs - 1.4%
American Tower Corp.
REIT, 1.45%, 9/15/2026(a) 550,000 531,230
REIT, 3.38%, 10/15/2026 1,100,000 1,085,185
REIT, 3.65%, 3/15/2027(a) 100,000 98,535
REIT, 3.60%, 1/15/2028 200,000 196,069
REIT, 1.50%, 1/31/2028 200,000 186,067
REIT, 5.25%, 7/15/2028(a) 700,000 715,804
REIT, 1.88%, 10/15/2030 250,000 217,008
Crown Castle, Inc.
REIT, 1.05%, 7/15/2026 650,000 628,462
CubeSmart LP
REIT, 2.25%, 12/15/2028(a) 300,000 278,847
REIT, 4.38%, 2/15/2029(a) 150,000 148,328
REIT, 3.00%, 2/15/2030(a) 150,000 139,375
REIT, 2.00%, 2/15/2031 200,000 172,627
REIT, 2.50%, 2/15/2032(a) 250,000 216,144
EPR Properties
REIT, 4.75%, 12/15/2026 250,000 249,183
REIT, 4.50%, 6/1/2027 303,000 300,683
REIT, 4.95%, 4/15/2028(a) 153,000 153,014
REIT, 3.75%, 8/15/2029 250,000 237,452
REIT, 3.60%, 11/15/2031(a) 400,000 361,264

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1.4% (continued)
Equinix, Inc.
REIT, 3.20%, 11/18/2029 $ 150,000 $ 141,603
Public Storage Operating Co.
REIT, 1.50%, 11/9/2026 50,000 48,251
REIT, 1.85%, 5/1/2028 200,000 187,359
REIT, 2.25%, 11/9/2031 50,000 43,583
Weyerhaeuser Co.
REIT, 6.95%, 10/1/2027 150,000 157,021
REIT, 4.00%, 4/15/2030(a) 479,000 466,476
REIT, 7.38%, 3/15/2032 300,000 339,439
REIT, 6.88%, 12/15/2033(a) 135,000 149,833
7,448,842
Specialty Retail - 3.0%
AutoZone, Inc.
5.05%, 7/15/2026 200,000 201,064
3.75%, 6/1/2027(a) 350,000 345,828
4.50%, 2/1/2028 150,000 150,483
6.25%, 11/1/2028(a) 250,000 263,694
3.75%, 4/18/2029 150,000 145,906
5.10%, 7/15/2029(a) 550,000 562,307
4.00%, 4/15/2030 275,000 268,114
1.65%, 1/15/2031(a) 350,000 298,633
4.75%, 8/1/2032(a) 350,000 347,815
4.75%, 2/1/2033 250,000 246,578
5.20%, 8/1/2033(a) 100,000 100,900
6.55%, 11/1/2033 215,000 236,836
5.40%, 7/15/2034(a) 600,000 612,901
Home Depot, Inc. (The)
2.13%, 9/15/2026 75,000 73,277
4.88%, 6/25/2027(a) 10,000 10,118
4.90%, 4/15/2029 49,000 50,073
2.95%, 6/15/2029(a) 426,000 406,370
4.75%, 6/25/2029 250,000 254,060
2.70%, 4/15/2030(a) 750,000 697,774
1.38%, 3/15/2031(a) 525,000 444,303
4.85%, 6/25/2031(a) 50,000 50,995
1.88%, 9/15/2031 450,000 386,509
3.25%, 4/15/2032(a) 378,000 348,734
4.50%, 9/15/2032(a) 150,000 149,823
4.95%, 6/25/2034 550,000 554,417
Lowe's Cos., Inc.
3.35%, 4/1/2027(a) 100,000 98,299
3.10%, 5/3/2027(a) 400,000 390,921
1.30%, 4/15/2028(a) 300,000 277,042
1.70%, 9/15/2028 100,000 92,233
3.65%, 4/5/2029(a) 400,000 389,576
4.50%, 4/15/2030(a) 225,000 225,560
1.70%, 10/15/2030 450,000 389,813
2.63%, 4/1/2031 500,000 449,254
3.75%, 4/1/2032 655,000 615,161
5.00%, 4/15/2033(a) 425,000 428,126
5.15%, 7/1/2033(a) 350,000 355,209
O'Reilly Automotive, Inc.
5.75%, 11/20/2026 450,000 456,600
3.60%, 9/1/2027 501,000 492,561
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 3.0% (continued)
O’Reilly Automotive, Inc. (continued)
4.35%, 6/1/2028 $ 200,000 $ 199,733
3.90%, 6/1/2029(a) 700,000 684,364
4.20%, 4/1/2030 50,000 49,283
1.75%, 3/15/2031 350,000 299,154
4.70%, 6/15/2032(a) 875,000 869,007
Ross Stores, Inc.
1.88%, 4/15/2031 250,000 214,187
TJX Cos., Inc. (The)
2.25%, 9/15/2026(a) 740,000 724,080
1.15%, 5/15/2028 150,000 138,132
3.88%, 4/15/2030 281,000 275,221
1.60%, 5/15/2031(a) 250,000 214,725
Tractor Supply Co.
1.75%, 11/1/2030 550,000 475,681
5.25%, 5/15/2033(a) 300,000 304,613
16,316,047
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.45%, 8/4/2026 162,000 159,172
2.05%, 9/11/2026 32,000 31,247
2.90%, 9/12/2027 82,000 80,105
1.20%, 2/8/2028(a) 414,000 386,055
3.25%, 8/8/2029(a) 282,000 272,985
2.20%, 9/11/2029 492,000 455,576
1.65%, 5/11/2030 400,000 355,614
1.25%, 8/20/2030(a) 25,000 21,672
1.65%, 2/8/2031(a) 650,000 565,832
3.35%, 8/8/2032(a) 25,000 23,489
HP, Inc.
3.00%, 6/17/2027(a) 300,000 292,404
4.00%, 4/15/2029(a) 112,000 109,641
NetApp, Inc.
2.38%, 6/22/2027(a) 250,000 240,149
2.70%, 6/22/2030(a) 400,000 363,173
5.50%, 3/17/2032(a) 550,000 564,980
Teledyne FLIR LLC
2.50%, 8/1/2030(a) 150,000 135,567
Western Digital Corp.
2.85%, 2/1/2029 50,000 46,463
4,104,124
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.
4.13%, 7/15/2027 8,000 7,940
5.10%, 3/11/2030(a) 250,000 253,446
5.50%, 3/11/2035 250,000 251,148
512,534
Tobacco - 2.6%
Altria Group, Inc.
2.63%, 9/16/2026(a) 271,000 265,294
6.20%, 11/1/2028 400,000 419,354
4.80%, 2/14/2029 1,079,000 1,087,172
3.40%, 5/6/2030 628,000 594,180
2.45%, 2/4/2032(a) 1,000,000 861,142
6.88%, 11/1/2033(a) 300,000 333,702

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 2.6% (continued)
Altria Group, Inc. (continued)
5.63%, 2/6/2035 $ 100,000 $ 101,722
Philip Morris International, Inc.
4.38%, 11/1/2027(a) 250,000 250,172
5.13%, 11/17/2027(a) 323,000 327,943
4.88%, 2/15/2028(a) 550,000 556,813
4.13%, 4/28/2028(a) 300,000 298,044
5.25%, 9/7/2028 750,000 768,130
4.88%, 2/13/2029(a) 950,000 962,704
4.63%, 11/1/2029(a) 150,000 150,820
5.63%, 11/17/2029 1,125,000 1,173,972
5.13%, 2/15/2030(a) 1,337,000 1,369,005
4.38%, 4/30/2030 250,000 248,261
2.10%, 5/1/2030 300,000 269,012
5.50%, 9/7/2030(a) 300,000 312,644
5.13%, 2/13/2031 200,000 204,235
5.75%, 11/17/2032(a) 550,000 577,279
5.38%, 2/15/2033(a) 1,325,000 1,359,772
5.63%, 9/7/2033 350,000 364,024
5.25%, 2/13/2034 790,000 799,847
4.90%, 11/1/2034(a) 300,000 296,045
4.88%, 4/30/2035(a) 250,000 244,871
14,196,159
Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.20%, 1/15/2027(a) 27,000 26,130
5.85%, 12/15/2027 25,000 25,731
5.30%, 2/1/2028(a) 300,000 305,540
4.63%, 10/1/2028 150,000 150,240
5.10%, 3/1/2029(a) 50,000 50,922
5.20%, 7/15/2031 100,000 101,867
2.88%, 1/15/2032 35,000 31,020
Ferguson Enterprises, Inc.
5.00%, 10/3/2034 350,000 345,548
GATX Corp.
5.50%, 6/15/2035 50,000 50,646
WW Grainger, Inc.
4.45%, 9/15/2034(a) 250,000 243,074
1,330,718
Water Utilities - 0.0%(c)
Essential Utilities, Inc.
4.80%, 8/15/2027 100,000 100,713
3.57%, 5/1/2029 200,000 192,823
293,536
Wireless Telecommunication Services - 0.0%(c)
T-Mobile USA, Inc.
3.88%, 4/15/2030(a) 68,000 65,908
Total Corporate Bonds
(Cost $533,159,296) 540,104,955
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 21.9%(f)
CERTIFICATES OF DEPOSIT - 2.0%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.63%,
5/29/2026(g) $ 2,000,000 $ 1,999,616
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.66%,
7/1/2026(g) 1,000,000 999,985
BNP Paribas, New York
(SOFR + 0.24%), 4.56%,
12/1/2025(g) 1,000,000 1,000,072
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.56%,
12/17/2025(g) 1,000,000 999,919
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.53%,
1/8/2026(g) 2,000,000 1,999,114
National Australia Bank, New York
(SOFR + 0.25%), 4.57%,
3/17/2026(g) 1,000,000 1,000,122
Natixis SA, New York
4.47%, 12/11/2025 2,000,000 2,000,238
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(g) 1,000,000 1,000,241
Total Certificates of Deposit
(Cost $11,000,000) 10,999,307
REPURCHASE AGREEMENTS - 19.9%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$49,415,770, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $50,199,324 49,409,813 49,409,813
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$60,007,383, collateralized by
various Common Stocks; total
market value $65,074,506 60,000,000 60,000,000
Total Repurchase Agreements
(Cost $109,409,813) 109,409,813
Total Securities Lending Reinvestments
(Cost $120,409,813) 120,409,120

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.4%(h)
U.S. GOVERNMENT AGENCY SECURITIES - 0.4%
FNMA
Zero Coupon, 8/1/2025
(Cost $2,000,000) $ 2,000,000 $ 1,999,764
Total Investments - 120.5%
(Cost $655,569,109) 662,513,839
Liabilities in excess of other assets - (20.5%) (112,571,707)
NET ASSETS - 100.0% $549,942,132
(a)
The security or a portion of this security is on loan at
July 31, 2025. The total value of securities on loan at
July 31, 2025 was $129,455,179, collateralized in the
form of cash with a value of $120,409,813 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $20,713,409 of collateral in the form
of U.S. Government Treasury Securities, interest
rates ranging from 0.13% – 6.25%, and maturity
dates ranging from August 31, 2025 – February 15,
2055; a total value of $141,123,222.
(b)
Step bond. Interest rate is a fixed rate for an
initial period that either resets at a specific date
or may reset in the future at a contingent upon
predetermined trigger. The interest rate shown was
the current rate as of July 31, 2025.
(c)
Represents less than 0.05% of net assets.
(d)
Security issued at a fixed coupon rate, which
converts to a variable rate at a future date. Rate
shown is the rate in effect as of period end.
(e)
Security exempt from registration pursuant to Rule
144A under the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration to qualified institutional
investors. At July 31, 2025, the value of these
securities amounted to approximately $4,156,795 or
0.76% of net assets.
(f)
The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total
value of securities purchased was $120,409,120.
(g)
Variable or floating rate security, linked to the
referenced benchmark. The interest rate shown is the
rate in effect as of July 31, 2025.
(h)
The rate shown was the current yield as of July 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 98.2%
Securities Lending Reinvestments 21.9
Short-Term Investments 0.4
Others
(1)
(20.5)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .8%
Aerospace & Defense - 0 .8%
Boeing Co. (The)
5.93%, 5/1/2060 $ 25,000 $ 23,919
General Dynamics Corp.
4.25%, 4/1/2040 50,000 44,707
General Electric Co.
4.50%, 3/11/2044 10,000 8,837
Howmet Aerospace, Inc.
5.95%, 2/1/2037 30,000 31,798
Lockheed Martin Corp.
5.90%, 11/15/2063 20,000 20,421
5.20%, 2/15/2064 25,000 22,741
Precision Castparts Corp.
3.90%, 1/15/2043 10,000 8,058
4.38%, 6/15/2045 50,000 42,036
RTX Corp.
4.50%, 6/1/2042 50,000 44,156
246,673
Air Freight & Logistics - 0 .1%
FedEx Corp.
5.25%, 5/15/2050(a) 25,000 21,993
Automobile Components - 0 .2%
Aptiv Swiss Holdings Ltd.
4.15%, 5/1/2052 40,000 28,820
Lear Corp.
5.25%, 5/15/2049 25,000 21,582
3.55%, 1/15/2052 25,000 15,958
66,360
Automobiles - 0 .1%
Ford Motor Co.
4.75%, 1/15/2043 25,000 19,376
Banks - 7 .2%
Bank of America Corp.
7.75%, 5/14/2038 85,000 101,253
2.68%, 6/19/2041(b) 45,000 32,087
3.31%, 4/22/2042(b) 30,000 22,925
4.08%, 3/20/2051(b) 40,000 31,686
Citigroup, Inc.
6.13%, 8/25/2036 50,000 52,145
8.13%, 7/15/2039 15,000 18,758
5.32%, 3/26/2041(b) 95,000 92,335
5.88%, 1/30/2042 85,000 87,881
6.68%, 9/13/2043 95,000 103,842
5.30%, 5/6/2044 50,000 47,034
4.75%, 5/18/2046 140,000 120,784
4.65%, 7/23/2048 40,000 34,518
5.61%, 3/4/2056(b) 35,000 34,149
6.88%, 2/15/2098 25,000 27,877
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 93,101
Fifth Third Bancorp
8.25%, 3/1/2038 30,000 36,334
HSBC Holdings plc
6.50%, 5/2/2036 35,000 37,541
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 7.2% (continued)
HSBC Holdings plc (continued)
6.50%, 9/15/2037 $ 75,000 $ 79,220
6.80%, 6/1/2038 65,000 70,194
6.33%, 3/9/2044(b) 70,000 74,740
5.25%, 3/14/2044 50,000 47,250
HSBC USA, Inc.
7.20%, 7/15/2097 10,000 11,893
JPMorgan Chase & Co.
6.40%, 5/15/2038 20,000 22,221
3.11%, 4/22/2041(b) 10,000 7,642
3.16%, 4/22/2042(b) 45,000 33,979
4.95%, 6/1/2045 55,000 49,908
3.96%, 11/15/2048(b) 10,000 7,953
3.33%, 4/22/2052(b) 10,000 6,948
Lloyds Banking Group plc
3.37%, 12/14/2046(b) 40,000 28,860
4.34%, 1/9/2048 100,000 79,945
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 40,000 34,324
Regions Bank
6.45%, 6/26/2037 25,000 26,440
Sumitomo Mitsui Financial Group, Inc.
5.80%, 7/8/2046(b) 50,000 49,656
Wells Fargo & Co.
5.38%, 11/2/2043 60,000 56,977
5.61%, 1/15/2044 170,000 165,326
4.65%, 11/4/2044 55,000 47,164
4.90%, 11/17/2045 120,000 105,815
4.40%, 6/14/2046 100,000 82,143
4.75%, 12/7/2046 140,000 120,906
5.01%, 4/4/2051(b) 40,000 36,248
4.61%, 4/25/2053(b) 5,000 4,267
Westpac Banking Corp.
3.13%, 11/18/2041 75,000 54,837
2,279,106
Beverages - 1 .6%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046 85,000 77,712
Coca-Cola Co. (The)
2.50%, 6/1/2040 40,000 28,919
4.20%, 3/25/2050 35,000 29,135
2.60%, 6/1/2050 10,000 6,158
3.00%, 3/5/2051 40,000 26,557
2.50%, 3/15/2051 55,000 32,667
5.30%, 5/13/2054 25,000 24,210
5.20%, 1/14/2055 75,000 71,359
2.75%, 6/1/2060 15,000 8,875
5.40%, 5/13/2064 115,000 111,120
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045 25,000 20,945
5.09%, 5/25/2048 50,000 44,610
PepsiCo, Inc.
3.60%, 8/13/2042 20,000 15,930

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.6% (continued)
PepsiCo, Inc. (continued)
5.25%, 7/17/2054 $ 15,000 $ 14,429
512,626
Biotechnology - 1 .1%
AbbVie, Inc.
4.40%, 11/6/2042 35,000 30,647
4.25%, 11/21/2049 10,000 8,157
5.50%, 3/15/2064 20,000 19,253
Amgen, Inc.
5.65%, 3/2/2053 50,000 48,349
5.75%, 3/2/2063 20,000 19,188
Biogen, Inc.
5.20%, 9/15/2045 65,000 57,994
3.15%, 5/1/2050 20,000 12,482
3.25%, 2/15/2051 15,000 9,419
6.45%, 5/15/2055 10,000 10,233
Gilead Sciences, Inc.
4.50%, 2/1/2045 40,000 34,682
5.50%, 11/15/2054 15,000 14,649
5.60%, 11/15/2064 50,000 48,732
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 50,000 29,866
343,651
Broadline Retail - 0 .4%
Amazon.com, Inc.
4.25%, 8/22/2057 65,000 53,117
eBay, Inc.
4.00%, 7/15/2042 15,000 12,135
3.65%, 5/10/2051 100,000 72,148
137,400
Building Products - 0 .6%
Johnson Controls International plc
4.95%, 7/2/2064(c) 50,000 42,753
Masco Corp.
4.50%, 5/15/2047 50,000 40,344
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 40,000 33,831
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043 50,000 51,216
4.30%, 2/21/2048 20,000 16,512
184,656
Capital Markets - 2 .2%
BlackRock Funding, Inc.
5.25%, 3/14/2054 15,000 14,264
Brookfield Finance, Inc.
5.97%, 3/4/2054 25,000 25,173
5.81%, 3/3/2055 10,000 9,863
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 50,000 54,913
4.02%, 10/31/2038(b) 20,000 17,479
3.21%, 4/22/2042(b) 20,000 14,930
2.91%, 7/21/2042(b) 40,000 28,577
4.75%, 10/21/2045 20,000 17,721
5.56%, 11/19/2045(b) 25,000 24,709
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.2% (continued)
Moody's Corp.
2.75%, 8/19/2041 $ 5,000 $ 3,494
5.25%, 7/15/2044 25,000 23,594
4.88%, 12/17/2048 35,000 30,935
3.25%, 5/20/2050 40,000 26,553
3.75%, 2/25/2052 75,000 55,207
3.10%, 11/29/2061 55,000 33,846
Morgan Stanley
4.30%, 1/27/2045 5,000 4,260
5.60%, 3/24/2051(b) 35,000 34,557
5.52%, 11/19/2055(b) 45,000 44,083
Nasdaq, Inc.
6.10%, 6/28/2063 60,000 61,244
Raymond James Financial, Inc.
3.75%, 4/1/2051 50,000 36,322
S&P Global, Inc.
6.55%, 11/15/2037 20,000 22,287
4.50%, 5/15/2048 20,000 16,656
3.25%, 12/1/2049 5,000 3,503
3.70%, 3/1/2052 30,000 22,466
2.30%, 8/15/2060 50,000 25,533
3.90%, 3/1/2062 70,000 52,446
704,615
Chemicals - 1 .4%
CF Industries, Inc.
4.95%, 6/1/2043 70,000 62,114
5.38%, 3/15/2044 25,000 23,329
Dow Chemical Co. (The)
9.40%, 5/15/2039 10,000 12,889
Ecolab, Inc.
5.50%, 12/8/2041 15,000 15,183
2.70%, 12/15/2051 50,000 30,430
2.75%, 8/18/2055 47,000 27,664
LYB International Finance BV
5.25%, 7/15/2043 10,000 8,785
LYB International Finance III LLC
4.20%, 10/15/2049 30,000 21,813
3.80%, 10/1/2060 25,000 15,681
LyondellBasell Industries NV
4.63%, 2/26/2055 25,000 19,258
PPG Industries, Inc.
5.50%, 11/15/2040 25,000 24,631
RPM International, Inc.
5.25%, 6/1/2045 20,000 18,397
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 25,000 20,162
4.55%, 8/1/2045 50,000 42,204
4.50%, 6/1/2047 25,000 20,894
3.80%, 8/15/2049 70,000 51,517
2.90%, 3/15/2052 65,000 39,425
454,376
Commercial Services & Supplies - 0 .2%
Republic Services, Inc.
6.20%, 3/1/2040 20,000 21,605

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0.2% (continued)
Republic Services, Inc. (continued)
5.70%, 5/15/2041 $ 25,000 $ 25,595
47,200
Communications Equipment - 1 .8%
Cisco Systems, Inc.
5.90%, 2/15/2039 160,000 171,103
5.50%, 1/15/2040 95,000 97,281
5.30%, 2/26/2054 115,000 110,806
5.50%, 2/24/2055 50,000 49,512
5.35%, 2/26/2064 75,000 72,208
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 29,252
Nokia OYJ
6.63%, 5/15/2039 40,000 40,622
570,784
Construction & Engineering - 0 .2%
Valmont Industries, Inc.
5.00%, 10/1/2044 50,000 44,544
5.25%, 10/1/2054 10,000 8,942
53,486
Construction Materials - 0 .1%
Martin Marietta Materials, Inc.
5.50%, 12/1/2054 5,000 4,796
Vulcan Materials Co.
4.70%, 3/1/2048 10,000 8,586
5.70%, 12/1/2054 15,000 14,834
28,216
Consumer Staples Distribution & Retail - 1 .3%
Kroger Co. (The)
6.90%, 4/15/2038 50,000 55,910
5.15%, 8/1/2043 10,000 9,182
4.45%, 2/1/2047 30,000 24,731
5.65%, 9/15/2064 70,000 66,019
Sysco Corp.
5.38%, 9/21/2035 30,000 30,215
6.60%, 4/1/2040 50,000 54,498
4.85%, 10/1/2045 15,000 13,241
3.30%, 2/15/2050 50,000 33,422
6.60%, 4/1/2050 60,000 65,078
3.15%, 12/14/2051 80,000 51,037
403,333
Containers & Packaging - 0 .2%
Packaging Corp. of America
4.05%, 12/15/2049 45,000 34,454
3.05%, 10/1/2051 25,000 15,640
50,094
Diversified REITs - 0 .4%
GLP Capital LP
REIT, 6.25%, 9/15/2054 25,000 24,629
VICI Properties LP
REIT, 5.63%, 5/15/2052 70,000 64,207
REIT, 6.13%, 4/1/2054 35,000 34,290
123,126
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 1 .5%
AT&T, Inc.
3.50%, 9/15/2053 $ 65,000 $ 43,790
3.55%, 9/15/2055 25,000 16,762
3.80%, 12/1/2057 50,000 34,733
3.65%, 9/15/2059 85,000 56,533
Telefonica Emisiones SA
7.05%, 6/20/2036 195,000 216,040
5.21%, 3/8/2047 90,000 79,662
4.90%, 3/6/2048 50,000 42,060
489,580
Electric Utilities - 6 .3%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 25,000 18,954
3.45%, 5/15/2051 20,000 13,367
5.25%, 5/15/2052 50,000 44,929
AEP Transmission Co. LLC
5.40%, 3/15/2053 35,000 33,623
Alabama Power Co.
5.50%, 3/15/2041 25,000 24,523
4.10%, 1/15/2042 25,000 20,713
3.13%, 7/15/2051 5,000 3,316
Appalachian Power Co.
Series L, 5.80%, 10/1/2035 10,000 10,199
7.00%, 4/1/2038 50,000 55,597
4.45%, 6/1/2045 25,000 20,340
Series Y, 4.50%, 3/1/2049 60,000 48,538
Duke Energy Corp.
4.80%, 12/15/2045 100,000 86,423
3.75%, 9/1/2046 90,000 66,604
3.95%, 8/15/2047 50,000 37,518
4.20%, 6/15/2049 30,000 23,262
5.00%, 8/15/2052 65,000 56,721
6.10%, 9/15/2053 15,000 15,256
5.80%, 6/15/2054 15,000 14,660
Duke Energy Florida LLC
5.95%, 11/15/2052 50,000 51,413
Emera US Finance LP
4.75%, 6/15/2046 85,000 70,188
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 25,000 20,717
Evergy Metro, Inc.
5.30%, 10/1/2041 20,000 19,359
FirstEnergy Corp.
Series C, 4.85%, 7/15/2047(c) 25,000 21,234
Georgia Power Co.
4.30%, 3/15/2043 40,000 33,923
Series A, 3.25%, 3/15/2051 30,000 20,501
Idaho Power Co.
3.65%, 3/1/2045 20,000 14,500
5.80%, 4/1/2054 20,000 19,925
Indiana Michigan Power Co.
3.25%, 5/1/2051 25,000 16,303
5.63%, 4/1/2053 30,000 29,425
International Transmission Co.
4.63%, 8/15/2043 45,000 38,429

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 6.3% (continued)
Interstate Power and Light Co.
3.10%, 11/30/2051 $ 25,000 $ 15,762
Louisville Gas and Electric Co.
5.13%, 11/15/2040 20,000 19,069
4.38%, 10/1/2045 45,000 37,921
4.25%, 4/1/2049 45,000 36,041
MidAmerican Energy Co.
5.75%, 11/1/2035 25,000 26,371
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 25,000 21,393
Nevada Power Co.
Series N, 6.65%, 4/1/2036 10,000 10,948
Series R, 6.75%, 7/1/2037 25,000 27,750
5.38%, 9/15/2040 25,000 24,581
5.45%, 5/15/2041 35,000 34,287
Series EE, 3.13%, 8/1/2050 25,000 15,952
Series GG, 5.90%, 5/1/2053 25,000 24,874
Ohio Power Co.
Series F, 5.85%, 10/1/2035 35,000 35,822
Series R, 2.90%, 10/1/2051 25,000 15,142
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 10,000 10,327
5.25%, 5/15/2041 40,000 38,904
4.15%, 4/1/2047 40,000 32,013
Pacific Gas and Electric Co.
6.75%, 1/15/2053 20,000 20,760
PacifiCorp
6.25%, 10/15/2037 40,000 41,891
6.00%, 1/15/2039 25,000 25,755
4.13%, 1/15/2049 65,000 49,282
4.15%, 2/15/2050 25,000 18,975
3.30%, 3/15/2051 65,000 41,510
2.90%, 6/15/2052 25,000 14,733
5.35%, 12/1/2053 25,000 22,301
5.50%, 5/15/2054 15,000 13,711
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051 25,000 15,619
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 60,000 45,106
Series L, 3.85%, 2/1/2048 25,000 18,153
3.25%, 11/1/2051 25,000 16,154
Tampa Electric Co.
4.20%, 5/15/2045 50,000 39,534
Tucson Electric Power Co.
3.25%, 5/1/2051 25,000 16,181
5.50%, 4/15/2053 25,000 23,449
5.90%, 4/15/2055 45,000 44,451
Wisconsin Electric Power Co.
3.65%, 12/15/2042 35,000 26,833
4.25%, 6/1/2044 10,000 8,192
4.30%, 12/15/2045 10,000 8,187
5.05%, 10/1/2054 50,000 45,206
Wisconsin Public Service Corp.
4.75%, 11/1/2044 25,000 22,195
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 6.3% (continued)
Wisconsin Public Service Corp. (continued)
2.85%, 12/1/2051 $ 50,000 $ 30,914
1,986,709
Electrical Equipment - 0 .1%
ABB Finance USA, Inc.
4.38%, 5/8/2042 50,000 43,924
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp.
5.38%, 11/15/2054 30,000 29,144
Corning, Inc.
5.75%, 8/15/2040 50,000 50,650
4.75%, 3/15/2042 30,000 26,917
5.35%, 11/15/2048 50,000 46,729
5.45%, 11/15/2079 65,000 59,092
Tyco Electronics Group SA
7.13%, 10/1/2037 40,000 46,269
258,801
Entertainment - 0 .4%
Electronic Arts, Inc.
2.95%, 2/15/2051 70,000 43,799
NBCUniversal Media LLC
4.45%, 1/15/2043 35,000 29,832
Netflix, Inc.
5.40%, 8/15/2054 50,000 48,967
Walt Disney Co. (The)
7.75%, 12/1/2045 10,000 12,542
135,140
Financial Services - 1 .7%
Apollo Global Management, Inc.
5.80%, 5/21/2054 65,000 64,520
Fidelity National Information Services, Inc.
3.10%, 3/1/2041 25,000 18,280
4.50%, 8/15/2046 20,000 16,303
Mastercard, Inc.
3.95%, 2/26/2048 35,000 27,849
3.85%, 3/26/2050 135,000 105,042
2.95%, 3/15/2051 25,000 16,253
Shell International Finance BV
4.38%, 5/11/2045 10,000 8,450
Visa, Inc.
4.15%, 12/14/2035 5,000 4,729
2.70%, 4/15/2040 25,000 18,684
4.30%, 12/14/2045 225,000 193,505
3.65%, 9/15/2047 15,000 11,578
Western Union Co. (The)
6.20%, 6/21/2040 20,000 19,586
Woodside Finance Ltd.
5.70%, 9/12/2054 50,000 45,556
550,335
Food Products - 0 .8%
General Mills, Inc.
5.40%, 6/15/2040 50,000 48,585
Ingredion, Inc.
6.63%, 4/15/2037 25,000 27,163
3.90%, 6/1/2050 35,000 25,321

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.8% (continued)
Kellanova
4.50%, 4/1/2046 $ 5,000 $ 4,260
5.75%, 5/16/2054 15,000 14,725
Kraft Heinz Foods Co.
6.88%, 1/26/2039 25,000 26,960
5.00%, 6/4/2042 10,000 8,898
Mead Johnson Nutrition Co.
4.60%, 6/1/2044 10,000 8,729
Mondelez International, Inc.
2.63%, 9/4/2050 25,000 14,694
Tyson Foods, Inc.
5.15%, 8/15/2044 50,000 45,203
5.10%, 9/28/2048 15,000 13,412
237,950
Gas Utilities - 1 .1%
Atmos Energy Corp.
5.50%, 6/15/2041 15,000 15,001
4.30%, 10/1/2048 25,000 20,598
2.85%, 2/15/2052 90,000 55,095
5.75%, 10/15/2052 50,000 50,037
6.20%, 11/15/2053 60,000 64,335
5.00%, 12/15/2054 100,000 90,465
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 25,000 21,778
3.64%, 11/1/2046 50,000 36,071
353,380
Ground Transportation - 3 .3%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 15,000 16,284
5.75%, 5/1/2040 65,000 67,390
5.40%, 6/1/2041 25,000 24,675
4.95%, 9/15/2041 35,000 32,749
4.40%, 3/15/2042 25,000 21,859
4.38%, 9/1/2042 50,000 43,284
4.45%, 3/15/2043 75,000 65,579
5.15%, 9/1/2043 50,000 47,731
4.55%, 9/1/2044 15,000 13,171
4.70%, 9/1/2045 60,000 53,585
3.90%, 8/1/2046 45,000 35,569
4.15%, 12/15/2048 45,000 36,455
3.05%, 2/15/2051 25,000 16,401
3.30%, 9/15/2051 15,000 10,252
2.88%, 6/15/2052 20,000 12,405
4.45%, 1/15/2053 70,000 58,168
5.20%, 4/15/2054 70,000 65,347
Canadian National Railway Co.
4.50%, 11/7/2043 25,000 21,534
Canadian Pacific Railway Co.
6.13%, 9/15/2115 50,000 50,748
Uber Technologies, Inc.
5.35%, 9/15/2054 65,000 60,721
Union Pacific Corp.
5.60%, 12/1/2054 50,000 49,466
3.95%, 8/15/2059 50,000 36,683
3.84%, 3/20/2060 105,000 75,251
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 3.3% (continued)
Union Pacific Corp. (continued)
5.15%, 1/20/2063 $ 30,000 $ 27,240
4.10%, 9/15/2067 50,000 36,887
3.75%, 2/5/2070 15,000 10,162
3.80%, 4/6/2071 25,000 16,962
3.85%, 2/14/2072 50,000 34,164
1,040,722
Health Care Equipment & Supplies - 1 .7%
Abbott Laboratories
4.75%, 11/30/2036 30,000 29,541
6.15%, 11/30/2037 30,000 33,090
6.00%, 4/1/2039 20,000 21,648
5.30%, 5/27/2040 55,000 55,605
4.90%, 11/30/2046 75,000 69,972
Boston Scientific Corp.
6.50%, 11/15/2035(c) 30,000 33,413
7.38%, 1/15/2040 30,000 35,769
4.70%, 3/1/2049 25,000 22,288
Covidien International Finance SA
6.55%, 10/15/2037 10,000 11,253
DH Europe Finance II Sarl
3.25%, 11/15/2039 40,000 31,877
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 85,000 59,755
Stryker Corp.
4.10%, 4/1/2043 20,000 16,567
4.38%, 5/15/2044 25,000 21,430
4.63%, 3/15/2046 90,000 79,307
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035 25,000 22,804
544,319
Health Care Providers & Services - 2 .5%
Cardinal Health, Inc.
4.60%, 3/15/2043 50,000 42,837
4.50%, 11/15/2044 25,000 20,866
4.90%, 9/15/2045 30,000 26,488
4.37%, 6/15/2047 40,000 32,507
5.75%, 11/15/2054 15,000 14,675
Cencora, Inc.
4.25%, 3/1/2045 35,000 28,429
4.30%, 12/15/2047 40,000 31,965
Cigna Group (The)
4.80%, 8/15/2038 15,000 13,920
3.20%, 3/15/2040 25,000 18,918
4.80%, 7/15/2046 20,000 17,280
3.88%, 10/15/2047 25,000 18,578
4.90%, 12/15/2048 40,000 34,579
5.60%, 2/15/2054 25,000 23,606
Elevance Health, Inc.
4.85%, 8/15/2054 25,000 20,664
HCA, Inc.
5.50%, 6/15/2047 40,000 37,014
5.25%, 6/15/2049 65,000 57,490
3.50%, 7/15/2051 5,000 3,288
4.63%, 3/15/2052 80,000 63,939

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.5% (continued)
HCA, Inc. (continued)
5.90%, 6/1/2053 $ 40,000 $ 38,362
6.00%, 4/1/2054 50,000 48,551
5.95%, 9/15/2054 40,000 38,585
6.20%, 3/1/2055 120,000 119,721
6.10%, 4/1/2064 10,000 9,690
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 20,000 17,395
McKesson Corp.
4.88%, 3/15/2044 25,000 22,299
801,646
Hotels, Restaurants & Leisure - 2 .2%
Marriott International, Inc.
5.50%, 4/15/2037 80,000 79,868
McDonald's Corp.
6.30%, 10/15/2037 50,000 54,384
6.30%, 3/1/2038 45,000 48,798
5.70%, 2/1/2039 50,000 50,901
3.63%, 5/1/2043 20,000 15,467
4.60%, 5/26/2045 40,000 34,534
4.88%, 12/9/2045 125,000 112,322
4.45%, 3/1/2047 30,000 25,136
4.45%, 9/1/2048 75,000 62,277
3.63%, 9/1/2049 90,000 65,255
4.20%, 4/1/2050 75,000 59,528
5.15%, 9/9/2052 65,000 59,469
5.45%, 8/14/2053 20,000 19,192
687,131
Household Durables - 0 .1%
DR Horton, Inc.
5.50%, 10/15/2035 45,000 45,628
Household Products - 0 .7%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 25,000 19,497
5.00%, 6/15/2052 50,000 44,759
Colgate-Palmolive Co.
4.00%, 8/15/2045 15,000 12,341
Kimberly-Clark Corp.
6.63%, 8/1/2037 25,000 28,671
5.30%, 3/1/2041 40,000 39,959
3.70%, 6/1/2043 25,000 19,810
3.90%, 5/4/2047 25,000 19,865
Procter & Gamble Co. (The)
5.55%, 3/5/2037 15,000 16,001
3.55%, 3/25/2040 15,000 12,681
213,584
Independent Power and Renewable Electricity Producers - 0 .3%
Southern Power Co.
5.15%, 9/15/2041 50,000 47,131
5.25%, 7/15/2043 30,000 28,157
Series F, 4.95%, 12/15/2046 25,000 21,768
97,056
Industrial REITs - 0 .0% (d)
Prologis LP
REIT, 2.13%, 10/15/2050 25,000 13,183
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 7 .4%
Aflac, Inc.
6.45%, 8/15/2040 $ 20,000 $ 21,721
4.00%, 10/15/2046 25,000 19,513
Alleghany Corp.
4.90%, 9/15/2044 25,000 22,602
3.25%, 8/15/2051 40,000 26,866
Allstate Corp. (The)
6.50%, 5/15/2057(b) 30,000 30,671
American Financial Group, Inc.
4.50%, 6/15/2047 50,000 40,322
Aon Corp.
2.90%, 8/23/2051 5,000 3,061
3.90%, 2/28/2052 25,000 18,371
Aon Global Ltd.
4.25%, 12/12/2042 20,000 16,235
4.45%, 5/24/2043 20,000 16,711
4.60%, 6/14/2044 50,000 43,062
4.75%, 5/15/2045 50,000 43,582
Aon North America, Inc.
5.75%, 3/1/2054 125,000 121,763
Arch Capital Finance LLC
5.03%, 12/15/2046 30,000 27,056
Arch Capital Group Ltd.
3.64%, 6/30/2050 50,000 36,260
Arch Capital Group US, Inc.
5.14%, 11/1/2043 35,000 32,413
Arthur J Gallagher & Co.
3.50%, 5/20/2051 25,000 17,146
3.05%, 3/9/2052 15,000 9,310
5.75%, 3/2/2053 40,000 38,749
6.75%, 2/15/2054 25,000 27,294
5.75%, 7/15/2054 30,000 29,022
5.55%, 2/15/2055 100,000 94,337
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 24,573
3.45%, 5/15/2052 40,000 25,349
6.25%, 4/1/2054 90,000 88,866
6.63%, 5/19/2055 25,000 25,710
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 40,000 33,188
4.25%, 1/15/2049 40,000 33,340
3.85%, 3/15/2052 150,000 114,414
Brown & Brown, Inc.
4.95%, 3/17/2052 50,000 42,772
6.25%, 6/23/2055 60,000 61,477
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 20,000 12,368
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 40,000 40,327
Hartford Insurance Group, Inc. (The)
5.95%, 10/15/2036 25,000 26,370
6.63%, 3/30/2040 25,000 26,887
6.10%, 10/1/2041 25,000 25,901
4.40%, 3/15/2048 35,000 29,115

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 7.4% (continued)
Markel Group, Inc.
5.00%, 3/30/2043 $ 25,000 $ 22,174
5.00%, 4/5/2046 20,000 17,660
4.30%, 11/1/2047 10,000 7,994
5.00%, 5/20/2049 25,000 21,699
4.15%, 9/17/2050 10,000 7,634
3.45%, 5/7/2052 30,000 20,049
6.00%, 5/16/2054 25,000 24,893
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039 25,000 23,555
5.35%, 11/15/2044 50,000 48,307
4.35%, 1/30/2047 25,000 20,785
4.90%, 3/15/2049 65,000 58,136
2.90%, 12/15/2051 50,000 31,071
6.25%, 11/1/2052 50,000 53,553
5.45%, 3/15/2053 50,000 48,125
5.70%, 9/15/2053 75,000 74,798
5.45%, 3/15/2054 25,000 23,922
5.40%, 3/15/2055 70,000 66,777
MetLife, Inc.
6.40%, 12/15/2036 25,000 26,027
Old Republic International Corp.
3.85%, 6/11/2051 50,000 35,267
Progressive Corp. (The)
4.35%, 4/25/2044 10,000 8,552
4.13%, 4/15/2047 10,000 8,181
Prudential Financial, Inc.
4.35%, 2/25/2050 25,000 20,521
3.70%, 3/13/2051 50,000 36,512
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 25,000 31,049
Trinity Acquisition plc
6.13%, 8/15/2043 20,000 19,905
Unum Group
5.75%, 8/15/2042 50,000 48,534
W R Berkley Corp.
6.25%, 2/15/2037 25,000 26,308
4.75%, 8/1/2044 25,000 21,836
3.15%, 9/30/2061 50,000 30,272
Willis North America, Inc.
5.05%, 9/15/2048 30,000 26,304
3.88%, 9/15/2049 55,000 40,026
5.90%, 3/5/2054 50,000 49,267
2,346,417
Interactive Media & Services - 2 .4%
Alphabet, Inc.
5.25%, 5/15/2055 50,000 49,060
5.30%, 5/15/2065 100,000 97,101
Meta Platforms, Inc.
4.45%, 8/15/2052 160,000 134,534
5.60%, 5/15/2053 145,000 143,819
5.40%, 8/15/2054 50,000 48,316
4.65%, 8/15/2062 130,000 109,062
5.75%, 5/15/2063 135,000 135,639
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 2.4% (continued)
Meta Platforms, Inc. (continued)
5.55%, 8/15/2064 $ 45,000 $ 43,658
761,189
IT Services - 1 .4%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 50,000 47,733
5.30%, 2/5/2054 100,000 92,797
International Business Machines Corp.
4.15%, 5/15/2039 50,000 43,787
4.00%, 6/20/2042 45,000 37,061
4.70%, 2/19/2046 25,000 21,969
4.25%, 5/15/2049 150,000 120,408
5.10%, 2/6/2053 50,000 45,281
5.70%, 2/10/2055 30,000 29,569
438,605
Leisure Products - 0 .3%
Brunswick Corp.
5.10%, 4/1/2052 15,000 11,612
Hasbro, Inc.
6.35%, 3/15/2040 50,000 51,549
Mattel, Inc.
6.20%, 10/1/2040 25,000 24,919
88,080
Machinery - 0 .9%
Dover Corp.
5.38%, 10/15/2035 25,000 25,786
6.60%, 3/15/2038 25,000 27,281
5.38%, 3/1/2041 15,000 14,559
Fortive Corp.
4.30%, 6/15/2046 25,000 20,405
Illinois Tool Works, Inc.
4.88%, 9/15/2041 50,000 46,759
3.90%, 9/1/2042 80,000 65,906
Ingersoll Rand, Inc.
5.70%, 6/15/2054 25,000 24,731
Otis Worldwide Corp.
3.11%, 2/15/2040 25,000 19,008
Snap-on, Inc.
3.10%, 5/1/2050 50,000 33,690
Xylem, Inc.
4.38%, 11/1/2046 25,000 20,407
298,532
Media - 1 .3%
Charter Communications Operating LLC
6.48%, 10/23/2045 25,000 24,324
5.50%, 4/1/2063 20,000 16,369
Comcast Corp.
5.50%, 5/15/2064 35,000 32,244
Fox Corp.
5.48%, 1/25/2039 85,000 82,758
5.58%, 1/25/2049 100,000 93,589
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 35,000 26,008
5.40%, 10/1/2048 20,000 18,337

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 1.3% (continued)
Paramount Global
6.88%, 4/30/2036 $ 50,000 $ 52,026
4.38%, 3/15/2043 50,000 37,844
4.95%, 5/19/2050 15,000 11,578
395,077
Metals & Mining - 2 .7%
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039 25,000 25,632
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 50,000 47,250
5.50%, 9/8/2053 20,000 19,769
Reliance, Inc.
6.85%, 11/15/2036 25,000 27,386
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 30,000 29,336
2.75%, 11/2/2051 50,000 30,214
Rio Tinto Finance USA plc
4.13%, 8/21/2042 50,000 42,133
5.13%, 3/9/2053 45,000 41,284
5.75%, 3/14/2055 125,000 125,040
5.88%, 3/14/2065 55,000 55,305
Southern Copper Corp.
6.75%, 4/16/2040 40,000 43,585
5.25%, 11/8/2042 110,000 102,106
5.88%, 4/23/2045 80,000 79,115
Vale Overseas Ltd.
6.88%, 11/21/2036 35,000 38,151
6.88%, 11/10/2039 50,000 54,289
6.40%, 6/28/2054 95,000 93,293
853,888
Multi-Utilities - 2 .3%
Ameren Illinois Co.
4.80%, 12/15/2043 10,000 8,810
4.30%, 7/1/2044 25,000 20,744
Berkshire Hathaway Energy Co.
5.95%, 5/15/2037 30,000 31,729
3.80%, 7/15/2048 65,000 48,565
4.45%, 1/15/2049 25,000 20,709
4.25%, 10/15/2050 25,000 19,918
2.85%, 5/15/2051 70,000 43,031
4.60%, 5/1/2053 35,000 29,326
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058 25,000 20,155
3.60%, 6/15/2061 25,000 17,009
Consumers Energy Co.
4.35%, 8/31/2064 25,000 18,977
NiSource, Inc.
5.95%, 6/15/2041 25,000 25,246
5.80%, 2/1/2042 10,000 9,808
5.25%, 2/15/2043 65,000 60,856
4.80%, 2/15/2044 30,000 26,486
5.65%, 2/1/2045 25,000 24,194
4.38%, 5/15/2047 10,000 8,203
3.95%, 3/30/2048 50,000 38,266
5.85%, 4/1/2055 70,000 69,052
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 2.3% (continued)
Puget Sound Energy, Inc.
5.64%, 4/15/2041 $ 5,000 $ 4,922
4.30%, 5/20/2045 40,000 32,830
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041 50,000 50,867
4.40%, 6/1/2043 35,000 29,299
3.95%, 10/1/2046 40,000 30,746
4.40%, 5/30/2047 25,000 20,456
Series 21A, 3.15%, 9/30/2051 25,000 15,930
726,134
Oil, Gas & Consumable Fuels - 12 .9%
APA Corp.
5.10%, 9/1/2040(a) 25,000 20,985
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 35,000 36,916
6.25%, 3/15/2038 75,000 77,457
6.75%, 2/1/2039 40,000 42,451
4.95%, 6/1/2047 50,000 42,908
Cenovus Energy, Inc.
5.40%, 6/15/2047 7,000 6,247
3.75%, 2/15/2052 25,000 16,927
ConocoPhillips Co.
4.03%, 3/15/2062 85,000 61,007
Continental Resources, Inc.
4.90%, 6/1/2044 50,000 39,228
Coterra Energy, Inc.
5.90%, 2/15/2055 45,000 41,886
Devon Energy Corp.
5.60%, 7/15/2041 50,000 46,472
4.75%, 5/15/2042 10,000 8,399
5.00%, 6/15/2045 25,000 20,871
5.75%, 9/15/2054 30,000 26,873
Diamondback Energy, Inc.
6.25%, 3/15/2053 25,000 24,801
5.75%, 4/18/2054 25,000 23,220
5.90%, 4/18/2064 60,000 55,411
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 25,000 21,743
3.90%, 11/15/2049 25,000 18,005
Enbridge Energy Partners LP
5.50%, 9/15/2040 40,000 38,703
7.38%, 10/15/2045 20,000 23,070
Enbridge, Inc.
4.50%, 6/10/2044 10,000 8,232
5.50%, 12/1/2046 55,000 52,254
4.00%, 11/15/2049 25,000 18,581
3.40%, 8/1/2051 105,000 69,333
6.70%, 11/15/2053 95,000 102,549
5.95%, 4/5/2054 55,000 54,479
Energy Transfer LP
6.50%, 2/1/2042 40,000 41,708
6.10%, 2/15/2042 15,000 14,894
4.95%, 1/15/2043 15,000 12,836
5.15%, 2/1/2043 25,000 21,998
5.30%, 4/1/2044 25,000 22,388

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.9% (continued)
Energy Transfer LP (continued)
5.00%, 5/15/2044(c) $ 30,000 $ 25,827
5.35%, 5/15/2045 25,000 22,472
6.13%, 12/15/2045 30,000 29,551
5.30%, 4/15/2047 50,000 44,031
5.40%, 10/1/2047 15,000 13,350
6.25%, 4/15/2049 75,000 73,982
5.95%, 5/15/2054 70,000 66,166
6.05%, 9/1/2054 20,000 19,191
Enterprise Products Operating LLC
7.55%, 4/15/2038 20,000 23,536
5.95%, 2/1/2041 40,000 41,236
5.70%, 2/15/2042 50,000 50,101
4.85%, 8/15/2042 70,000 63,550
4.45%, 2/15/2043 80,000 68,497
4.85%, 3/15/2044 15,000 13,456
5.10%, 2/15/2045 40,000 36,976
4.90%, 5/15/2046 40,000 35,706
4.25%, 2/15/2048 20,000 16,105
4.80%, 2/1/2049 15,000 12,976
4.20%, 1/31/2050 40,000 31,514
3.70%, 1/31/2051 25,000 17,917
3.20%, 2/15/2052 50,000 32,676
3.30%, 2/15/2053 10,000 6,584
4.95%, 10/15/2054 60,000 51,981
5.55%, 2/16/2055 25,000 23,927
3.95%, 1/31/2060 100,000 72,228
EOG Resources, Inc.
5.35%, 1/15/2036 100,000 100,746
4.95%, 4/15/2050 50,000 44,151
5.65%, 12/1/2054 40,000 38,890
5.95%, 7/15/2055 50,000 50,478
Exxon Mobil Corp.
3.10%, 8/16/2049 50,000 33,281
4.33%, 3/19/2050 50,000 41,242
3.45%, 4/15/2051 100,000 70,580
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037 25,000 26,599
6.95%, 1/15/2038 25,000 27,518
5.63%, 9/1/2041 25,000 23,998
5.00%, 8/15/2042 25,000 22,291
5.00%, 3/1/2043 10,000 8,933
5.50%, 3/1/2044 25,000 23,441
5.40%, 9/1/2044 30,000 27,806
Kinder Morgan, Inc.
5.55%, 6/1/2045 50,000 46,926
5.05%, 2/15/2046 25,000 21,846
5.20%, 3/1/2048 25,000 22,256
5.95%, 8/1/2054 25,000 24,385
Occidental Petroleum Corp.
6.45%, 9/15/2036 50,000 50,887
7.95%, 6/15/2039 35,000 39,018
6.20%, 3/15/2040 30,000 29,374
4.63%, 6/15/2045 20,000 15,181
6.60%, 3/15/2046 20,000 19,760
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 12.9% (continued)
Occidental Petroleum Corp. (continued)
4.20%, 3/15/2048 $ 10,000 $ 6,906
4.40%, 8/15/2049 25,000 17,296
6.05%, 10/1/2054 30,000 27,427
ONEOK, Inc.
4.85%, 2/1/2049 40,000 32,548
7.15%, 1/15/2051 20,000 21,688
6.63%, 9/1/2053 30,000 31,027
Ovintiv, Inc.
6.50%, 2/1/2038 30,000 30,602
Plains All American Pipeline LP
5.15%, 6/1/2042 35,000 31,113
4.70%, 6/15/2044 100,000 82,666
Spectra Energy Partners LP
5.95%, 9/25/2043 30,000 29,594
4.50%, 3/15/2045 65,000 53,814
Suncor Energy, Inc.
6.80%, 5/15/2038 50,000 53,728
6.50%, 6/15/2038 40,000 42,236
6.85%, 6/1/2039 50,000 54,028
4.00%, 11/15/2047 40,000 29,442
3.75%, 3/4/2051 5,000 3,481
Targa Resources Corp.
6.25%, 7/1/2052 15,000 14,782
TotalEnergies Capital SA
5.64%, 4/5/2064 25,000 23,973
5.43%, 9/10/2064 60,000 55,764
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 50,000 52,227
7.63%, 1/15/2039 35,000 40,756
6.10%, 6/1/2040 30,000 30,565
5.00%, 10/16/2043 25,000 22,900
Transcontinental Gas Pipe Line Co. LLC
5.40%, 8/15/2041 40,000 38,070
4.45%, 8/1/2042 25,000 21,152
Viper Energy Partners LLC
5.70%, 8/1/2035 50,000 49,695
Western Midstream Operating LP
5.45%, 4/1/2044 70,000 60,946
5.30%, 3/1/2048 25,000 21,014
5.50%, 8/15/2048 25,000 21,255
5.25%, 2/1/2050(c) 70,000 58,730
Williams Cos., Inc. (The)
5.80%, 11/15/2043 25,000 24,623
5.40%, 3/4/2044 25,000 23,426
5.75%, 6/24/2044 25,000 24,549
4.90%, 1/15/2045 40,000 35,130
5.80%, 11/15/2054 50,000 48,592
XTO Energy, Inc.
6.75%, 8/1/2037 50,000 56,586
4,088,286
Pharmaceuticals - 3 .1%
AstraZeneca plc
6.45%, 9/15/2037 40,000 44,664

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 3.1% (continued)
Eli Lilly & Co.
5.95%, 11/15/2037 $ 30,000 $ 31,977
3.95%, 3/15/2049 40,000 31,848
4.15%, 3/15/2059 45,000 35,390
4.95%, 2/27/2063 50,000 44,854
5.10%, 2/9/2064 100,000 91,820
5.20%, 8/14/2064 100,000 93,380
5.60%, 2/12/2065 50,000 50,044
Johnson & Johnson
5.85%, 7/15/2038 5,000 5,404
Merck & Co., Inc.
6.55%, 9/15/2037 25,000 28,232
3.60%, 9/15/2042 45,000 35,302
2.90%, 12/10/2061 30,000 17,228
5.15%, 5/17/2063 75,000 68,286
Novartis Capital Corp.
4.70%, 9/18/2054 15,000 13,292
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053 40,000 37,350
5.34%, 5/19/2063 80,000 73,234
Royalty Pharma plc
3.30%, 9/2/2040 35,000 26,249
3.55%, 9/2/2050 50,000 33,882
5.90%, 9/2/2054 50,000 48,300
Utah Acquisition Sub, Inc.
5.25%, 6/15/2046 15,000 12,114
Zoetis, Inc.
4.70%, 2/1/2043 110,000 99,899
4.45%, 8/20/2048 35,000 29,407
3.00%, 5/15/2050 50,000 32,546
984,702
Professional Services - 0 .1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 25,000 23,952
3.63%, 5/15/2050 25,000 17,716
41,668
Retail REITs - 0 .1%
Federal Realty OP LP
REIT, 3.63%, 8/1/2046 25,000 17,634
Semiconductors & Semiconductor Equipment - 4 .3%
Advanced Micro Devices, Inc.
4.39%, 6/1/2052 25,000 20,967
Analog Devices, Inc.
5.30%, 12/15/2045 30,000 29,020
5.30%, 4/1/2054 40,000 38,435
Applied Materials, Inc.
5.85%, 6/15/2041 20,000 21,082
Broadcom, Inc.
3.14%, 11/15/2035(a) 85,000 71,347
3.19%, 11/15/2036(a) 135,000 111,407
4.93%, 5/15/2037(a) 190,000 183,610
3.50%, 2/15/2041(a) 45,000 35,610
KLA Corp.
5.00%, 3/15/2049 45,000 41,561
4.95%, 7/15/2052 100,000 90,807
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 4.3% (continued)
KLA Corp. (continued)
5.25%, 7/15/2062 $ 50,000 $ 46,713
Lam Research Corp.
4.88%, 3/15/2049 30,000 27,282
3.13%, 6/15/2060 20,000 12,329
Micron Technology, Inc.
6.05%, 11/1/2035 120,000 124,893
NVIDIA Corp.
3.70%, 4/1/2060 45,000 33,181
NXP BV
3.25%, 5/11/2041 15,000 11,000
3.13%, 2/15/2042 35,000 25,069
QUALCOMM, Inc.
4.80%, 5/20/2045 75,000 68,151
4.30%, 5/20/2047 75,000 62,327
4.50%, 5/20/2052 30,000 25,272
6.00%, 5/20/2053 80,000 83,923
Texas Instruments, Inc.
4.15%, 5/15/2048 50,000 40,803
4.10%, 8/16/2052 10,000 7,846
5.00%, 3/14/2053 50,000 45,788
5.15%, 2/8/2054 50,000 46,937
5.05%, 5/18/2063 55,000 49,803
1,355,163
Software - 4 .3%
AppLovin Corp.
5.95%, 12/1/2054 35,000 34,103
Intuit, Inc.
5.50%, 9/15/2053 95,000 94,063
Microsoft Corp.
3.45%, 8/8/2036 50,000 44,641
4.10%, 2/6/2037 15,000 14,309
2.53%, 6/1/2050 65,000 39,985
2.92%, 3/17/2052 80,000 52,781
4.75%, 11/3/2055 50,000 45,203
2.68%, 6/1/2060 300,000 174,620
3.04%, 3/17/2062 70,000 44,360
Oracle Corp.
3.60%, 4/1/2040 150,000 118,391
3.60%, 4/1/2050 30,000 20,600
3.95%, 3/25/2051 30,000 21,793
6.90%, 11/9/2052 110,000 120,663
5.55%, 2/6/2053 25,000 23,097
5.38%, 9/27/2054 25,000 22,518
6.00%, 8/3/2055 140,000 137,136
3.85%, 4/1/2060 15,000 10,112
5.50%, 9/27/2064 50,000 44,673
6.13%, 8/3/2065 50,000 49,123
Salesforce, Inc.
2.70%, 7/15/2041 100,000 71,545
3.05%, 7/15/2061 75,000 45,751
Synopsys, Inc.
5.70%, 4/1/2055 135,000 133,121
1,362,588

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 0 .1%
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 $ 35,000 $ 33,249
Specialty Retail - 4 .1%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 25,000 17,838
Home Depot, Inc. (The)
5.88%, 12/16/2036 125,000 133,493
3.30%, 4/15/2040 15,000 11,875
5.40%, 9/15/2040 40,000 40,169
5.95%, 4/1/2041 25,000 26,281
4.20%, 4/1/2043 20,000 16,936
4.88%, 2/15/2044 50,000 45,893
4.40%, 3/15/2045 60,000 51,407
4.25%, 4/1/2046 5,000 4,179
3.90%, 6/15/2047 45,000 35,159
4.50%, 12/6/2048 25,000 21,335
3.63%, 4/15/2052 45,000 32,637
4.95%, 9/15/2052 30,000 27,175
5.30%, 6/25/2054 60,000 57,159
3.50%, 9/15/2056 110,000 76,061
5.40%, 6/25/2064 50,000 47,717
Lowe's Cos., Inc.
5.00%, 4/15/2040 10,000 9,307
2.80%, 9/15/2041 30,000 20,821
5.00%, 9/15/2043 45,000 40,608
4.38%, 9/15/2045 50,000 40,936
3.70%, 4/15/2046 55,000 40,524
4.05%, 5/3/2047 55,000 42,470
3.00%, 10/15/2050 75,000 46,490
4.25%, 4/1/2052 35,000 27,149
5.63%, 4/15/2053 110,000 105,170
5.75%, 7/1/2053 50,000 48,440
4.45%, 4/1/2062 100,000 76,699
5.80%, 9/15/2062 75,000 72,246
5.85%, 4/1/2063 40,000 38,635
TJX Cos., Inc. (The)
4.50%, 4/15/2050 30,000 25,687
1,280,496
Technology Hardware, Storage & Peripherals - 2 .1%
Apple, Inc.
3.85%, 5/4/2043 40,000 33,284
3.45%, 2/9/2045 70,000 53,698
4.38%, 5/13/2045 75,000 66,026
4.65%, 2/23/2046 75,000 68,204
3.75%, 11/13/2047 60,000 47,213
2.40%, 8/20/2050 55,000 32,321
2.65%, 2/8/2051 55,000 33,945
2.70%, 8/5/2051 10,000 6,235
3.95%, 8/8/2052 70,000 55,416
2.80%, 2/8/2061 165,000 97,086
2.85%, 8/5/2061 110,000 65,360
4.10%, 8/8/2062 60,000 47,244
HP, Inc.
6.00%, 9/15/2041 55,000 55,421
661,453
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 3 .5%
Altria Group, Inc.
5.80%, 2/14/2039 $ 120,000 $ 121,276
3.40%, 2/4/2041 15,000 11,139
4.25%, 8/9/2042 60,000 48,605
4.50%, 5/2/2043 50,000 41,499
5.38%, 1/31/2044 125,000 118,237
3.88%, 9/16/2046 60,000 44,161
5.95%, 2/14/2049 160,000 158,174
4.45%, 5/6/2050 25,000 19,516
3.70%, 2/4/2051 50,000 34,461
4.00%, 2/4/2061 40,000 27,945
BAT Capital Corp.
4.39%, 8/15/2037 35,000 31,257
3.73%, 9/25/2040 25,000 19,660
4.54%, 8/15/2047 40,000 32,427
4.76%, 9/6/2049 25,000 20,567
3.98%, 9/25/2050 10,000 7,163
5.65%, 3/16/2052 5,000 4,639
7.08%, 8/2/2053 40,000 44,599
Philip Morris International, Inc.
6.38%, 5/16/2038 60,000 66,072
4.38%, 11/15/2041 50,000 43,293
4.50%, 3/20/2042 50,000 43,630
3.88%, 8/21/2042 15,000 12,064
4.13%, 3/4/2043 70,000 58,210
Reynolds American, Inc.
5.70%, 8/15/2035 5,000 5,097
7.25%, 6/15/2037 20,000 22,418
5.85%, 8/15/2045 85,000 82,359
1,118,468
Trading Companies & Distributors - 0 .4%
WW Grainger, Inc.
4.60%, 6/15/2045 85,000 74,907
3.75%, 5/15/2046 30,000 23,199
4.20%, 5/15/2047 30,000 24,471
122,577
Water Utilities - 0 .1%
Essential Utilities, Inc.
5.30%, 5/1/2052 50,000 45,153
Wireless Telecommunication Services - 0 .6%
America Movil SAB de CV
6.13%, 3/30/2040 60,000 62,433
T-Mobile USA, Inc.
5.65%, 1/15/2053 20,000 19,259
5.75%, 1/15/2054 25,000 24,425
5.50%, 1/15/2055 10,000 9,427
5.25%, 6/15/2055 25,000 22,722
5.88%, 11/15/2055 25,000 24,928

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.6% (continued)
T-Mobile USA, Inc. (continued)
5.80%, 9/15/2062 $ 15,000 $ 14,646
177,840
Total Corporate Bonds
(Cost $31,658,511) 30,943,358
Total Investments - 97.8%
(Cost $31,658,511) 30,943,358
Other assets less liabilities - 2.2% 690,467
NET ASSETS - 100.0% $31,633,825
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2025, the value of these securities amounted to
approximately $444,952 or 1.41% of net assets.
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2025.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
Security Type % of Net Assets
Corporate Bonds 97 .8%
Others
(1)
2 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
High Yield Value-Scored US Bond Index Fund
July 31, 2025 (Unaudited)
tS
Investments
Principal
Amount Value
CORPORATE BONDS - 97.5%
Aerospace & Defense - 2.5%
AAR Escrow Issuer LLC
6.75%, 3/15/2029(a)(b) $ 480,000 $ 492,508
ATI, Inc.
4.88%, 10/1/2029(a) 50,000 48,887
5.13%, 10/1/2031(a) 95,000 92,220
Bombardier, Inc.
7.45%, 5/1/2034(a)(b) 250,000 270,158
BWX Technologies, Inc.
4.13%, 6/30/2028(a)(b) 705,000 682,287
4.13%, 4/15/2029(a)(b) 2,684,000 2,576,200
Moog, Inc.
4.25%, 12/15/2027(a)(b) 1,395,000 1,362,926
Spirit AeroSystems, Inc.
4.60%, 6/15/2028(a) 500,000 491,927
9.75%, 11/15/2030(b) 985,000 1,083,306
TransDigm, Inc.
6.75%, 8/15/2028(a)(b) 4,330,000 4,418,167
4.63%, 1/15/2029 3,580,000 3,500,217
6.38%, 3/1/2029(b) 2,915,000 2,983,360
4.88%, 5/1/2029(a) 2,746,000 2,694,584
6.88%, 12/15/2030(b) 945,000 979,371
7.13%, 12/1/2031(b) 750,000 780,935
6.63%, 3/1/2032(a)(b) 1,850,000 1,902,298
6.00%, 1/15/2033(b) 2,250,000 2,261,112
6.38%, 5/31/2033(b) 4,950,000 4,981,442
31,601,905
Air Freight & Logistics - 0.3%
Rand Parent LLC
8.50%, 2/15/2030(b) 2,515,000 2,528,898
Stonepeak Nile Parent LLC
7.25%, 3/15/2032(a)(b) 500,000 525,171
3,054,069
Automobile Components - 2.1%
Adient Global Holdings Ltd.
8.25%, 4/15/2031(b) 685,000 716,019
7.50%, 2/15/2033(a)(b) 1,900,000 1,937,546
Allison Transmission, Inc.
3.75%, 1/30/2031(a)(b) 1,423,000 1,300,536
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028 340,000 338,696
5.00%, 10/1/2029 900,000 816,604
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/2054(a)(c) 2,000,000 2,013,184
Clarios Global LP
6.75%, 5/15/2028(b) 500,000 511,215
6.75%, 2/15/2030(a)(b) 2,800,000 2,886,884
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(b) 850,000 670,855
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(a)(b) 2,880,000 2,988,778
Icahn Enterprises LP
5.25%, 5/15/2027(a) 800,000 779,403
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 2.1% (continued)
Icahn Enterprises LP (continued)
9.75%, 1/15/2029(a) $ 250,000 $ 252,500
4.38%, 2/1/2029 100,000 85,750
10.00%, 11/15/2029(a)(b) 300,000 303,728
9.00%, 6/15/2030(a) 900,000 874,108
IHO Verwaltungs GmbH
6.37%, 5/15/2029(b)(d) 1,730,000 1,732,069
7.75%, 11/15/2030(a)(b)(d) 700,000 718,495
8.00%, 11/15/2032(a)(b)(d) 600,000 616,843
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(a)(b) 850,000 869,327
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 640,000 619,681
6.38%, 11/1/2032(a)(b) 200,000 200,134
Phinia, Inc.
6.75%, 4/15/2029(b) 265,000 272,708
6.63%, 10/15/2032(b) 250,000 254,672
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(b) 1,775,000 1,219,792
ZF North America Capital, Inc.
6.88%, 4/14/2028(a)(b) 620,000 618,857
7.13%, 4/14/2030(a)(b) 1,140,000 1,105,002
6.75%, 4/23/2030(a)(b) 400,000 380,645
6.88%, 4/23/2032(a)(b) 900,000 839,811
25,923,842
Automobiles - 0.6%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(b) 2,040,000 2,002,001
5.88%, 1/15/2028(b) 1,476,000 1,480,499
5.50%, 7/15/2029(b) 1,157,000 1,152,645
Mclaren Finance plc
7.50%, 8/1/2026(b) 630,000 630,000
PM General Purchaser LLC
9.50%, 10/1/2028(b) 1,405,000 1,092,388
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,390,000 1,304,206
Winnebago Industries, Inc.
6.25%, 7/15/2028(b) 349,000 346,527
8,008,266
Broadline Retail - 1.6%
ANGI Group LLC
3.88%, 8/15/2028(b) 1,575,000 1,467,302
Getty Images, Inc.
11.25%, 2/21/2030(b) 4,250,000 4,069,375
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(b) 300,000 298,883
3.50%, 3/1/2029(a)(b) 4,000,000 3,754,378
Kohl's Corp.
10.00%, 6/1/2030(b) 900,000 934,759
5.55%, 7/17/2045 400,000 224,952
Macy's Retail Holdings LLC
5.88%, 3/15/2030(b) 60,000 59,239
6.13%, 3/15/2032(b) 2,500,000 2,393,679

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 1.6% (continued)
Macy’s Retail Holdings LLC (continued)
6.70%, 7/15/2034(b) $ 2,000,000 $ 1,726,827
4.50%, 12/15/2034 2,800,000 2,266,654
5.13%, 1/15/2042 950,000 666,069
Match Group Holdings II LLC
3.63%, 10/1/2031(a)(b) 200,000 178,958
Nordstrom, Inc.
4.00%, 3/15/2027 350,000 342,402
4.38%, 4/1/2030(a) 350,000 317,351
5.00%, 1/15/2044 1,750,000 1,176,875
Wayfair LLC
7.75%, 9/15/2030(a)(b) 200,000 204,979
20,082,682
Building Products - 1.0%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028(b) 1,050,000 1,114,285
EMRLD Borrower LP
6.63%, 12/15/2030(b) 2,230,000 2,273,728
Griffon Corp.
5.75%, 3/1/2028(a) 960,000 955,794
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(a)(b) 975,000 995,460
MIWD Holdco II LLC
5.50%, 2/1/2030(a)(b) 590,000 561,587
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(b) 820,000 622,452
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(b) 1,162,000 1,158,163
8.88%, 11/15/2031(a)(b) 1,195,000 1,257,603
Standard Industries, Inc.
5.00%, 2/15/2027(b) 385,000 384,805
4.38%, 7/15/2030(a)(b) 1,350,000 1,278,098
3.38%, 1/15/2031(b) 380,000 339,465
Wilsonart LLC
11.00%, 8/15/2032(a)(b) 900,000 828,214
11,769,654
Capital Markets - 0.8%
Acadian Asset Management, Inc.
4.80%, 7/27/2026 200,000 197,863
AG Issuer LLC
6.25%, 3/1/2028(a)(b) 425,000 424,552
Aretec Group, Inc.
7.50%, 4/1/2029(b) 350,000 350,012
10.00%, 8/15/2030(a)(b) 1,040,000 1,134,036
Coinbase Global, Inc.
3.38%, 10/1/2028(b) 800,000 752,701
3.63%, 10/1/2031(b) 400,000 357,999
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(b) 2,685,000 2,494,296
Dresdner Funding Trust I
8.15%, 6/30/2031(b) 1,675,000 1,845,483
Hightower Holding LLC
6.75%, 4/15/2029(a)(b) 450,000 447,750
Jane Street Group
4.50%, 11/15/2029(a)(b) 385,000 368,748
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 0.8% (continued)
Prospect Capital Corp.
3.36%, 11/15/2026 $ 900,000 $ 862,823
StoneX Group, Inc.
7.88%, 3/1/2031(a)(b) 200,000 210,109
9,446,372
Chemicals - 3.2%
Ashland, Inc.
3.38%, 9/1/2031(a)(b) 807,000 710,567
6.88%, 5/15/2043 515,000 531,332
ASP Unifrax Holdings, Inc.
5.85%, 9/30/2029(b)(d) 3,018,778 1,558,863
Avient Corp.
7.13%, 8/1/2030(a)(b) 450,000 462,227
Axalta Coating Systems Dutch Holding B BV
7.25%, 2/15/2031(a)(b) 1,155,000 1,201,126
Axalta Coating Systems LLC
4.75%, 6/15/2027(b) 150,000 148,678
3.38%, 2/15/2029(a)(b) 350,000 328,096
Cerdia Finanz GmbH
9.38%, 10/3/2031(b) 1,550,000 1,622,135
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b) 1,290,000 1,080,222
12.00%, 2/15/2031(b) 1,720,000 1,616,226
CVR Partners LP
6.13%, 6/15/2028(b) 3,930,000 3,901,106
Element Solutions, Inc.
3.88%, 9/1/2028(a)(b) 1,120,000 1,078,950
FMC Corp.
8.45%, 11/1/2055(a)(c) 4,450,000 4,600,552
GPD Cos., Inc.
12.50%, 12/31/2029(a)(b) 359,085 312,404
HB Fuller Co.
4.00%, 2/15/2027 285,000 279,690
4.25%, 10/15/2028 2,110,000 2,034,960
Herens Holdco Sarl
4.75%, 5/15/2028(b) 315,000 274,617
INEOS Finance plc
6.75%, 5/15/2028(a)(b) 960,000 945,428
7.50%, 4/15/2029(b) 1,535,000 1,523,684
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(b) 1,100,000 1,120,042
Ingevity Corp.
3.88%, 11/1/2028(a)(b) 505,000 480,557
Innophos Holdings, Inc.
11.50%, 6/15/2029(b) 400,000 404,912
Methanex Corp.
5.13%, 10/15/2027 290,000 288,544
5.65%, 12/1/2044 15,000 11,688
Methanex US Operations, Inc.
6.25%, 3/15/2032(a)(b) 300,000 297,373
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)(b) 380,000 374,083
NOVA Chemicals Corp.
5.25%, 6/1/2027(a)(b) 1,860,000 1,852,772
8.50%, 11/15/2028(b) 575,000 603,844

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.2% (continued)
NOVA Chemicals Corp. (continued)
9.00%, 2/15/2030(b) $ 50,000 $ 53,727
Nufarm Australia Ltd.
5.00%, 1/27/2030(a)(b) 1,350,000 1,252,398
Olympus Water US Holding Corp.
4.25%, 10/1/2028(a)(b) 600,000 571,314
9.75%, 11/15/2028(b) 250,000 262,081
Rain Carbon, Inc.
12.25%, 9/1/2029(a)(b) 2,000,000 2,153,346
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)(b) 1,478,000 1,435,092
SCIL IV LLC
5.38%, 11/1/2026(a)(b) 505,000 502,205
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(b) 380,000 369,408
SNF Group SACA
3.13%, 3/15/2027(b) 600,000 579,466
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(b) 2,050,000 1,312,000
WR Grace Holdings LLC
4.88%, 6/15/2027(b) 450,000 447,464
5.63%, 8/15/2029(a)(b) 1,250,000 1,152,405
7.38%, 3/1/2031(a)(b) 85,000 87,490
39,823,074
Commercial Services & Supplies - 2.3%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 635,000 607,460
4.88%, 7/15/2032(a)(b) 471,000 447,599
Allied Universal Holdco LLC
4.63%, 6/1/2028(a)(b) 975,000 947,553
6.00%, 6/1/2029(b) 475,000 462,302
7.88%, 2/15/2031(a)(b) 790,000 828,423
APi Group DE, Inc.
4.13%, 7/15/2029(a)(b) 600,000 570,014
4.75%, 10/15/2029(b) 275,000 264,890
Aramark Services, Inc.
5.00%, 2/1/2028(b) 835,000 826,765
Brink's Co. (The)
4.63%, 10/15/2027(a)(b) 335,000 330,063
Cimpress plc
7.38%, 9/15/2032(a)(b) 2,050,000 2,003,835
Clean Harbors, Inc.
4.88%, 7/15/2027(b) 1,020,000 1,011,624
5.13%, 7/15/2029(a)(b) 50,000 49,174
CoreCivic, Inc.
4.75%, 10/15/2027 220,000 215,113
8.25%, 4/15/2029(a) 450,000 475,829
Deluxe Corp.
8.00%, 6/1/2029(a)(b) 3,040,000 2,916,680
8.13%, 9/15/2029(a)(b) 1,350,000 1,389,806
Garda World Security Corp.
4.63%, 2/15/2027(b) 445,000 441,044
7.75%, 2/15/2028(b) 320,000 329,546
GEO Group, Inc. (The)
8.63%, 4/15/2029 590,000 626,418
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.3% (continued)
GEO Group, Inc. (The) (continued)
10.25%, 4/15/2031 $ 615,000 $ 676,147
GFL Environmental, Inc.
4.00%, 8/1/2028(b) 1,455,000 1,410,184
4.75%, 6/15/2029(a)(b) 460,000 449,756
4.38%, 8/15/2029(a)(b) 285,000 275,907
Interface, Inc.
5.50%, 12/1/2028(a)(b) 280,000 275,973
Pitney Bowes, Inc.
6.88%, 3/15/2027(b) 830,000 828,669
Prime Security Services Borrower LLC
3.38%, 8/31/2027(b) 1,715,000 1,653,337
6.25%, 1/15/2028(a)(b) 750,000 749,946
Reworld Holding Corp.
4.88%, 12/1/2029(a)(b) 440,000 420,205
RR Donnelley & Sons Co.
9.50%, 8/1/2029(a)(b) 1,650,000 1,685,920
10.88%, 8/1/2029(a)(b) 800,000 779,335
Steelcase, Inc.
5.13%, 1/18/2029 150,000 147,748
Veritiv Operating Co.
10.50%, 11/30/2030(a)(b) 1,995,000 2,162,335
VM Consolidated, Inc.
5.50%, 4/15/2029(b) 334,000 327,874
West Technology Group LLC
8.50%, 4/10/2027(b) 3,225,000 866,719
Williams Scotsman, Inc.
6.63%, 6/15/2029(a)(b) 250,000 256,203
Wrangler Holdco Corp.
6.63%, 4/1/2032(b) 250,000 258,291
27,968,687
Communications Equipment - 0.1%
Ciena Corp.
4.00%, 1/31/2030(a)(b) 150,000 141,733
CommScope LLC
9.50%, 12/15/2031(b) 250,000 263,266
CommScope Technologies LLC
5.00%, 3/15/2027(a)(b) 360,000 352,526
Viavi Solutions, Inc.
3.75%, 10/1/2029(a)(b) 750,000 693,596
1,451,121
Construction & Engineering - 0.9%
Arcosa, Inc.
4.38%, 4/15/2029(a)(b) 710,000 684,898
6.88%, 8/15/2032(a)(b) 350,000 361,568
Artera Services LLC
8.50%, 2/15/2031(a)(b) 1,650,000 1,366,435
Brand Industrial Services, Inc.
10.38%, 8/1/2030(a)(b) 2,665,000 2,418,895
Brundage-Bone Concrete Pumping Holdings,
Inc.
7.50%, 2/1/2032(a)(b) 2,700,000 2,687,609
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)(b) 183,000 182,051
7.50%, 4/15/2032(b) 416,000 427,356

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 0.9% (continued)
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)(b) $ 280,000 $ 265,216
Railworks Holdings LP
8.25%, 11/15/2028(b) 275,000 280,172
Tutor Perini Corp.
11.88%, 4/30/2029(b) 1,650,000 1,855,237
Weekley Homes LLC
4.88%, 9/15/2028(a)(b) 745,000 716,874
11,246,311
Construction Materials - 0.0%(e)
Knife River Corp.
7.75%, 5/1/2031(b) 270,000 283,301
Consumer Finance - 3.1%
Ally Financial, Inc.
6.70%, 2/14/2033 250,000 259,617
6.65%, 1/17/2040(c) 2,000,000 1,985,277
Azorra Finance Ltd.
7.75%, 4/15/2030(b) 750,000 781,138
Bread Financial Holdings, Inc.
8.38%, 6/15/2035(b)(c) 2,250,000 2,324,110
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(b) 515,000 449,166
Credit Acceptance Corp.
9.25%, 12/15/2028(a)(b) 1,075,000 1,136,903
6.63%, 3/15/2030(a)(b) 1,800,000 1,822,806
Enova International, Inc.
11.25%, 12/15/2028(a)(b) 1,715,000 1,825,482
9.13%, 8/1/2029(a)(b) 3,135,000 3,282,444
EZCORP, Inc.
7.38%, 4/1/2032(a)(b) 800,000 833,168
FirstCash, Inc.
4.63%, 9/1/2028(a)(b) 1,200,000 1,173,240
5.63%, 1/1/2030(a)(b) 1,000,000 989,648
6.88%, 3/1/2032(a)(b) 645,000 661,193
GGAM Finance Ltd.
8.00%, 2/15/2027(b) 160,000 164,759
8.00%, 6/15/2028(b) 685,000 724,591
5.88%, 3/15/2030(a)(b) 50,000 49,940
goeasy Ltd.
9.25%, 12/1/2028(b) 890,000 942,037
7.63%, 7/1/2029(a)(b) 1,600,000 1,647,598
6.88%, 5/15/2030(b) 1,500,000 1,502,890
7.38%, 10/1/2030(b) 3,000,000 3,058,842
OneMain Finance Corp.
3.88%, 9/15/2028 200,000 190,741
7.88%, 3/15/2030 720,000 757,917
7.50%, 5/15/2031 350,000 364,759
7.13%, 11/15/2031(a) 675,000 696,819
Phoenix Aviation Capital Ltd.
9.25%, 7/15/2030(b) 750,000 785,855
PRA Group, Inc.
5.00%, 10/1/2029(b) 100,000 92,390
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 3,795,000 3,662,175
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 3.1% (continued)
Rfna LP
7.88%, 2/15/2030(a)(b) $ 750,000 $ 761,803
SLM Corp.
3.13%, 11/2/2026(a) 250,000 244,249
Synchrony Financial
7.25%, 2/2/2033(a) 5,315,000 5,585,417
World Acceptance Corp.
7.00%, 11/1/2026(b) 155,000 157,536
38,914,510
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos., Inc.
4.63%, 1/15/2027(b) 2,690,000 2,668,200
6.50%, 2/15/2028(b) 400,000 406,206
3.50%, 3/15/2029(a)(b) 2,435,000 2,296,347
4.88%, 2/15/2030(b) 770,000 750,535
C&S Group Enterprises LLC
5.00%, 12/15/2028(b) 335,000 299,581
Ingles Markets, Inc.
4.00%, 6/15/2031(a)(b) 715,000 664,024
KeHE Distributors LLC
9.00%, 2/15/2029(b) 1,780,000 1,857,626
Performance Food Group, Inc.
5.50%, 10/15/2027(a)(b) 1,890,000 1,887,093
4.25%, 8/1/2029(a)(b) 3,590,000 3,451,551
6.13%, 9/15/2032(a)(b) 700,000 710,841
US Foods, Inc.
6.88%, 9/15/2028(a)(b) 500,000 514,938
4.75%, 2/15/2029(b) 4,580,000 4,485,368
4.63%, 6/1/2030(a)(b) 1,540,000 1,483,474
5.75%, 4/15/2033(a)(b) 3,400,000 3,368,731
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034 300,000 296,848
25,141,363
Containers & Packaging - 1.8%
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027(b) 470,000 470,414
3.25%, 9/1/2028(b) 395,000 372,434
Ball Corp.
2.88%, 8/15/2030(a) 550,000 494,060
Cascades, Inc.
5.38%, 1/15/2028(b) 1,750,000 1,711,164
6.75%, 7/15/2030(a)(b) 2,800,000 2,793,448
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)(b) 665,000 672,884
6.88%, 1/15/2030(a)(b) 750,000 766,972
8.75%, 4/15/2030(a)(b) 1,769,000 1,805,402
Crown Americas LLC
4.25%, 9/30/2026 1,650,000 1,633,129
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026(a) 450,000 464,195
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)(b) 475,000 474,262
Graphic Packaging International LLC
4.75%, 7/15/2027(b) 50,000 49,042
3.75%, 2/1/2030(a)(b) 135,000 126,172

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 1.8% (continued)
Iris Holding, Inc.
10.00%, 12/15/2028(b) $ 895,000 $ 831,931
LABL, Inc.
10.50%, 7/15/2027(a)(b) 665,000 626,882
5.88%, 11/1/2028(a)(b) 492,000 436,463
9.50%, 11/1/2028(a)(b) 185,000 172,631
8.25%, 11/1/2029(b) 855,000 675,518
8.63%, 10/1/2031(a)(b) 900,000 747,545
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027(a)(b) 550,000 554,799
9.25%, 4/15/2027(a)(b) 1,527,000 1,511,342
Sealed Air Corp.
6.50%, 7/15/2032(b) 150,000 154,491
6.88%, 7/15/2033(a)(b) 950,000 1,015,521
Silgan Holdings, Inc.
4.13%, 2/1/2028 275,000 267,112
Toucan FinCo. Ltd.
9.50%, 5/15/2030(b) 1,750,000 1,791,834
TriMas Corp.
4.13%, 4/15/2029(b) 1,800,000 1,726,919
22,346,566
Distributors - 0.5%
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028(b) 635,000 618,097
Gates Corp.
6.88%, 7/1/2029(b) 1,400,000 1,440,712
RB Global Holdings, Inc.
6.75%, 3/15/2028(a)(b) 900,000 921,277
7.75%, 3/15/2031(b) 500,000 523,996
Resideo Funding, Inc.
4.00%, 9/1/2029(b) 85,000 79,498
Velocity Vehicle Group LLC
8.00%, 6/1/2029(a)(b) 900,000 910,635
Windsor Holdings III LLC
8.50%, 6/15/2030(a)(b) 1,120,000 1,187,146
5,681,361
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(b) 745,000 736,046
Belron UK Finance plc
5.75%, 10/15/2029(a)(b) 5,860,000 5,914,996
Carriage Services, Inc.
4.25%, 5/15/2029(a)(b) 100,000 93,591
Champions Financing, Inc.
8.75%, 2/15/2029(a)(b) 1,635,000 1,513,869
Grand Canyon University
5.13%, 10/1/2028 2,335,000 2,253,561
Matthews International Corp.
8.63%, 10/1/2027(b) 280,000 291,157
StoneMor, Inc.
8.50%, 5/15/2029(b) 350,000 330,154
11,133,374
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1.1%
Global Net Lease, Inc.
REIT, 3.75%, 12/15/2027(a)
(b) $ 1,950,000 $ 1,858,550
REIT, 4.50%, 9/30/2028(a)(b) 890,000 856,064
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(b) 1,280,000 1,221,504
Uniti Group LP
REIT, 10.50%, 2/15/2028(a)
(b) 1,264,000 1,335,895
REIT, 4.75%, 4/15/2028(b) 65,000 62,993
REIT, 6.50%, 2/15/2029(b) 3,900,000 3,793,988
REIT, 6.00%, 1/15/2030(b) 1,700,000 1,608,711
REIT, 8.63%, 6/15/2032(b) 3,000,000 3,042,825
13,780,530
Diversified Telecommunication Services - 3.9%
Altice Financing SA
9.63%, 7/15/2027(b) 200,000 182,989
5.00%, 1/15/2028(b) 1,055,000 845,540
5.75%, 8/15/2029(b) 1,730,000 1,324,974
Altice France SA
8.13%, 2/1/2027(b) 950,000 880,387
5.13%, 7/15/2029(b) 300,000 259,500
Bell Canada
7.00%, 9/15/2055(a)(c) 1,200,000 1,217,868
CCO Holdings LLC
5.13%, 5/1/2027(a)(b) 1,731,000 1,716,829
5.00%, 2/1/2028(b) 1,365,000 1,339,449
5.38%, 6/1/2029(b) 1,190,000 1,168,795
6.38%, 9/1/2029(a)(b) 1,250,000 1,261,489
4.75%, 3/1/2030(a)(b) 2,995,000 2,845,830
4.50%, 8/15/2030(a)(b) 2,405,000 2,250,166
4.25%, 2/1/2031(a)(b) 2,840,000 2,594,064
7.38%, 3/1/2031(b) 460,000 472,903
4.75%, 2/1/2032(a)(b) 1,370,000 1,266,376
4.50%, 5/1/2032 2,217,000 2,011,627
4.50%, 6/1/2033(a)(b) 2,705,000 2,401,328
4.25%, 1/15/2034(b) 1,270,000 1,094,298
Fibercop SpA
Series 2033, 6.38%,
11/15/2033(b) 650,000 629,649
6.00%, 9/30/2034(b) 300,000 283,364
7.20%, 7/18/2036(b) 1,100,000 1,089,220
Series 2038, 7.72%,
6/4/2038(b) 1,690,000 1,681,609
Frontier Communications Holdings LLC
6.75%, 5/1/2029(b) 900,000 908,607
GCI LLC
4.75%, 10/15/2028(a)(b) 1,290,000 1,245,128
Iliad Holding SASU
7.00%, 10/15/2028(b) 725,000 735,871
Level 3 Financing, Inc.
4.25%, 7/1/2028(b) 50,000 45,437
11.00%, 11/15/2029(a)(b) 1,441,093 1,633,875
10.75%, 12/15/2030(b) 595,000 670,119

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 3.9% (continued)
Level 3 Financing, Inc. (continued)
10.00%, 10/15/2032(b) $ 300,000 $ 301,347
TELUS Corp.
6.63%, 10/15/2055(c) 5,000,000 5,063,317
7.00%, 10/15/2055(c) 5,000,000 5,062,085
Virgin Media Finance plc
5.00%, 7/15/2030(a)(b) 375,000 338,038
Virgin Media Secured Finance plc
5.50%, 5/15/2029(b) 500,000 488,774
4.50%, 8/15/2030(a)(b) 440,000 409,138
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)(b) 2,010,000 1,909,247
6.13%, 3/1/2028(b) 1,510,000 1,364,505
48,993,742
Electric Utilities - 2.0%
California Buyer Ltd.
6.38%, 2/15/2032(b) 1,000,000 1,010,114
ContourGlobal Power Holdings SA
6.75%, 2/28/2030(b) 200,000 205,000
Edison International
8.13%, 6/15/2053(c) 2,850,000 2,794,640
7.88%, 6/15/2054(c) 2,840,000 2,722,151
EUSHI Finance, Inc.
7.63%, 12/15/2054(a)(c) 2,750,000 2,873,274
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)(b) 370,000 346,700
Long Ridge Energy LLC
8.75%, 2/15/2032(a)(b) 1,050,000 1,088,870
NRG Energy, Inc.
5.25%, 6/15/2029(b) 350,000 346,113
3.63%, 2/15/2031(b) 660,000 604,170
PG&E Corp.
5.00%, 7/1/2028(a) 665,000 648,823
5.25%, 7/1/2030(a) 740,000 709,813
7.38%, 3/15/2055(a)(c) 9,000,000 8,684,842
Vistra Operations Co. LLC
5.00%, 7/31/2027(b) 765,000 760,901
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/2026(a)(b) 980,000 956,489
8.38%, 1/15/2031(b) 100,000 104,890
8.63%, 3/15/2033(b) 400,000 423,670
24,280,460
Electrical Equipment - 0.1%
Atkore, Inc.
4.25%, 6/1/2031(a)(b) 100,000 92,292
EnerSys
4.38%, 12/15/2027(a)(b) 860,000 844,770
937,062
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co.
6.55%, 11/15/2036 950,000 995,577
4.20%, 3/15/2048 670,000 391,720
Insight Enterprises, Inc.
6.63%, 5/15/2032(b) 250,000 255,657
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 0.2%
(continued)
Sensata Technologies, Inc.
4.38%, 2/15/2030(b) $ 720,000 $ 688,970
Zebra Technologies Corp.
6.50%, 6/1/2032(b) 250,000 256,244
2,588,168
Energy Equipment & Services - 3.4%
Archrock Partners LP
6.25%, 4/1/2028(b) 750,000 749,957
Borr IHC Ltd.
10.00%, 11/15/2028(a)(b) 1,290,854 1,234,241
Bristow Group, Inc.
6.88%, 3/1/2028(b) 435,000 436,030
Diamond Foreign Asset Co.
8.50%, 10/1/2030(a)(b) 2,450,000 2,553,495
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(b) 1,885,000 1,968,376
Kodiak Gas Services LLC
7.25%, 2/15/2029(a)(b) 1,490,000 1,525,970
Noble Finance II LLC
8.00%, 4/15/2030(b) 5,965,000 6,084,103
Oceaneering International, Inc.
6.00%, 2/1/2028 745,000 749,327
Precision Drilling Corp.
6.88%, 1/15/2029(b) 355,000 354,773
Seadrill Finance Ltd.
8.38%, 8/1/2030(a)(b) 3,685,000 3,764,239
Star Holding LLC
8.75%, 8/1/2031(a)(b) 950,000 930,928
TGS ASA
8.50%, 1/15/2030(a)(b) 1,500,000 1,528,261
Tidewater, Inc.
9.13%, 7/15/2030(b) 4,000,000 4,195,179
Transocean, Inc.
6.80%, 3/15/2038 1,400,000 1,050,441
USA Compression Partners LP
6.88%, 9/1/2027 3,500,000 3,499,157
7.13%, 3/15/2029(a)(b) 2,890,000 2,954,312
Valaris Ltd.
8.38%, 4/30/2030(a)(b) 4,780,000 4,937,216
Vallourec SACA
7.50%, 4/15/2032(b) 450,000 476,407
Viridien
10.00%, 10/15/2030(a)(b) 1,100,000 1,083,167
Weatherford International Ltd.
8.63%, 4/30/2030(a)(b) 2,450,000 2,516,914
42,592,493
Entertainment - 0.9%
Allen Media LLC
10.50%, 2/15/2028(b) 1,830,000 704,550
Banijay Entertainment SAS
8.13%, 5/1/2029(a)(b) 1,450,000 1,503,676
Cinemark USA, Inc.
5.25%, 7/15/2028(a)(b) 1,475,000 1,464,570

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.9% (continued)
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)(b) $ 1,800,000 $ 1,820,538
4.75%, 10/15/2027(a)(b) 2,665,000 2,623,804
3.75%, 1/15/2028(a)(b) 750,000 728,947
ROBLOX Corp.
3.88%, 5/1/2030(b) 770,000 724,770
Warnermedia Holdings, Inc.
4.28%, 3/15/2032 1,000,000 839,740
5.05%, 3/15/2042 2,000,000 1,336,900
11,747,495
Financial Services - 4.2%
Armor Holdco, Inc.
8.50%, 11/15/2029(b) 360,000 345,920
Block, Inc.
3.50%, 6/1/2031(a) 650,000 595,698
Boost Newco Borrower LLC
7.50%, 1/15/2031(b) 1,400,000 1,480,235
Burford Capital Global Finance LLC
6.25%, 4/15/2028(b) 250,000 249,317
6.88%, 4/15/2030(b) 640,000 638,462
9.25%, 7/1/2031(a)(b) 4,750,000 5,022,979
7.50%, 7/15/2033(a)(b) 3,585,000 3,608,302
CPI CG, Inc.
10.00%, 7/15/2029(b) 1,894,000 1,968,250
Freedom Mortgage Corp.
6.63%, 1/15/2027(b) 160,000 160,091
12.00%, 10/1/2028(b) 135,000 144,385
12.25%, 10/1/2030(b) 275,000 304,190
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029(a)(b) 550,000 573,258
9.13%, 5/15/2031(b) 320,000 332,645
8.38%, 4/1/2032(a)(b) 950,000 971,636
Jefferies Finance LLC
5.00%, 8/15/2028(b) 1,735,000 1,673,140
6.63%, 10/15/2031(a)(b) 500,000 497,459
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(b) 391,000 389,920
9.50%, 2/15/2029(b) 800,000 844,211
8.25%, 5/15/2030(a)(b) 1,000,000 1,043,343
Midcap Financial Issuer Trust
6.50%, 5/1/2028(b) 6,665,000 6,607,539
5.63%, 1/15/2030(a)(b) 2,780,000 2,604,527
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(b) 2,015,000 1,849,074
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(a)(b) 325,000 325,337
5.50%, 8/15/2028(b) 1,651,000 1,648,777
6.50%, 8/1/2029(b) 440,000 450,036
7.13%, 2/1/2032(a)(b) 540,000 563,893
NCR Atleos Corp.
9.50%, 4/1/2029(a)(b) 1,085,000 1,175,440
Oxford Finance LLC
6.38%, 2/1/2027(a)(b) 365,000 364,110
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(b) 75,000 71,832
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 4.2% (continued)
PennyMac Financial Services, Inc. (continued)
5.75%, 9/15/2031(a)(b) $ 235,000 $ 229,942
6.88%, 5/15/2032(b) 500,000 509,422
PHH Escrow Issuer LLC
9.88%, 11/1/2029(a)(b) 2,750,000 2,755,057
Planet Financial Group LLC
10.50%, 12/15/2029(b) 1,600,000 1,632,629
Provident Funding Associates LP
9.75%, 9/15/2029(b) 1,200,000 1,255,782
Rocket Mortgage LLC
2.88%, 10/15/2026(a)(b) 730,000 711,801
3.63%, 3/1/2029(a)(b) 439,000 414,695
3.88%, 3/1/2031(a)(b) 847,000 781,287
Shift4 Payments LLC
6.75%, 8/15/2032(a)(b) 800,000 826,396
Stena International SA
7.25%, 1/15/2031(b) 1,250,000 1,270,219
7.63%, 2/15/2031(b) 475,000 488,196
United Wholesale Mortgage LLC
5.75%, 6/15/2027(b) 1,370,000 1,369,848
5.50%, 4/15/2029(a)(b) 1,415,000 1,384,069
UWM Holdings LLC
6.63%, 2/1/2030(a)(b) 1,500,000 1,500,660
WEX, Inc.
6.50%, 3/15/2033(a)(b) 250,000 253,207
51,887,216
Food Products - 1.8%
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)(b) 450,000 445,223
4.38%, 1/31/2032(a)(b) 513,000 479,327
Post Holdings, Inc.
5.50%, 12/15/2029(b) 930,000 921,938
4.63%, 4/15/2030(b) 1,084,000 1,035,440
4.50%, 9/15/2031(b) 6,690,000 6,183,665
6.25%, 2/15/2032(a)(b) 1,200,000 1,222,414
6.38%, 3/1/2033(a)(b) 5,300,000 5,296,004
6.25%, 10/15/2034(b) 2,750,000 2,753,446
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 1,275,000 1,206,555
TreeHouse Foods, Inc.
4.00%, 9/1/2028 210,000 194,208
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/2031(a)(b) 2,475,000 2,426,783
22,165,003
Gas Utilities - 1.5%
AltaGas Ltd.
7.20%, 10/15/2054(b)(c) 5,750,000 5,794,062
AmeriGas Partners LP
5.75%, 5/20/2027(a) 3,550,000 3,529,668
9.38%, 6/1/2028(a)(b) 2,800,000 2,883,967
9.50%, 6/1/2030(a)(b) 3,450,000 3,622,072
Suburban Propane Partners LP
5.00%, 6/1/2031(a)(b) 3,065,000 2,878,558
18,708,327

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 0.9%
Albion Financing 1 Sarl
7.00%, 5/21/2030(b) $ 1,000,000 $ 1,029,286
Brightline East LLC
11.00%, 1/31/2030(a)(b) 2,850,000 1,852,500
Carriage Purchaser, Inc.
7.88%, 10/15/2029(b) 395,000 366,274
Dcli Bidco LLC
7.75%, 11/15/2029(a)(b) 1,050,000 1,071,770
EquipmentShare.com, Inc.
9.00%, 5/15/2028(a)(b) 1,090,000 1,148,779
8.63%, 5/15/2032(b) 395,000 420,428
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 1,190,000 1,122,273
Hertz Corp. (The)
4.63%, 12/1/2026(b) 505,000 456,768
12.63%, 7/15/2029(b) 850,000 888,022
5.00%, 12/1/2029(b) 969,000 680,694
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)(b) 1,150,000 1,121,260
Star Leasing Co. LLC
7.63%, 2/15/2030(a)(b) 1,250,000 1,232,945
11,390,999
Health Care Equipment & Supplies - 1.3%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)(b) 485,000 474,132
Dentsply Sirona, Inc.
8.38%, 9/12/2055(c) 3,500,000 3,528,707
Embecta Corp.
5.00%, 2/15/2030(a)(b) 395,000 358,244
6.75%, 2/15/2030(b) 900,000 860,078
Hologic, Inc.
3.25%, 2/15/2029(b) 1,750,000 1,657,181
Insulet Corp.
6.50%, 4/1/2033(a)(b) 3,200,000 3,289,357
Medline Borrower LP
5.25%, 10/1/2029(a)(b) 2,390,000 2,343,304
Sotera Health Holdings LLC
7.38%, 6/1/2031(b) 1,400,000 1,448,261
Teleflex, Inc.
4.63%, 11/15/2027(a) 890,000 875,413
4.25%, 6/1/2028(a)(b) 1,630,000 1,578,543
16,413,220
Health Care Providers & Services - 3.0%
180 Medical, Inc.
3.88%, 10/15/2029(a)(b) 400,000 378,701
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)(b) 80,000 78,979
5.00%, 4/15/2029(a)(b) 605,000 584,606
AdaptHealth LLC
6.13%, 8/1/2028(a)(b) 325,000 322,987
CVS Health Corp.
6.75%, 12/10/2054(c) 1,000,000 1,000,828
7.00%, 3/10/2055(a)(c) 250,000 257,210
DaVita, Inc.
4.63%, 6/1/2030(a)(b) 2,308,000 2,200,925
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.0% (continued)
DaVita, Inc. (continued)
3.75%, 2/15/2031(a)(b) $ 1,323,000 $ 1,199,775
Encompass Health Corp.
4.50%, 2/1/2028(a) 1,535,000 1,509,256
4.63%, 4/1/2031(a) 1,225,000 1,169,983
Global Medical Response, Inc.
8.75%, 10/31/2028(b)(d) 1,756,562 1,746,976
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a)(b) 1,850,000 1,792,500
HealthEquity, Inc.
4.50%, 10/1/2029(b) 2,555,000 2,459,572
Kedrion SpA
6.50%, 9/1/2029(b) 1,365,000 1,315,332
LifePoint Health, Inc.
5.38%, 1/15/2029(b) 295,000 277,300
9.88%, 8/15/2030(a)(b) 755,000 813,729
11.00%, 10/15/2030(a)(b) 560,000 615,493
8.38%, 2/15/2032(a)(b) 500,000 531,947
10.00%, 6/1/2032(b) 250,000 259,534
Molina Healthcare, Inc.
4.38%, 6/15/2028(b) 1,460,000 1,397,331
3.88%, 11/15/2030(a)(b) 1,170,000 1,056,479
3.88%, 5/15/2032(a)(b) 1,520,000 1,326,940
Option Care Health, Inc.
4.38%, 10/31/2029(b) 890,000 850,099
Owens & Minor, Inc.
4.50%, 3/31/2029(a)(b) 1,675,000 1,448,556
6.63%, 4/1/2030(a)(b) 1,020,000 918,508
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(b) 350,000 342,754
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(a)(b) 2,450,000 2,434,687
Radiology Partners, Inc.
9.78%, 2/15/2030(b)(d) 977,466 917,179
Star Parent, Inc.
9.00%, 10/1/2030(a)(b) 1,830,000 1,924,426
Tenet Healthcare Corp.
6.25%, 2/1/2027 250,000 250,111
5.13%, 11/1/2027 990,000 985,994
6.13%, 10/1/2028 350,000 350,021
6.13%, 6/15/2030(a) 885,000 892,991
6.75%, 5/15/2031 250,000 257,237
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 275,000 275,121
6.02%, 11/15/2048 210,000 192,675
US Acute Care Solutions LLC
9.75%, 5/15/2029(a)(b) 2,400,000 2,452,130
36,788,872
Health Care REITs - 0.6%
MPT Operating Partnership LP
REIT, 4.63%, 8/1/2029 7,925,000 6,024,029
REIT, 3.50%, 3/15/2031 2,000,000 1,360,884
REIT, 8.50%, 2/15/2032(b) 100,000 103,941
7,488,854

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotel & Resort REITs - 0.4%
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027(a) $ 350,000 $ 346,231
REIT, 4.50%, 2/15/2029(a)(b) 490,000 476,545
REIT, 6.50%, 4/1/2032(b) 1,750,000 1,787,021
RLJ Lodging Trust LP
REIT, 3.75%, 7/1/2026(a)(b) 615,000 605,833
REIT, 4.00%, 9/15/2029(a)(b) 750,000 699,938
Service Properties Trust
REIT, 4.75%, 10/1/2026 245,000 240,411
REIT, 4.95%, 2/15/2027(a) 85,000 82,942
XHR LP
REIT, 4.88%, 6/1/2029(a)(b) 210,000 202,687
REIT, 6.63%, 5/15/2030(a)(b) 105,000 106,720
4,548,328
Hotels, Restaurants & Leisure - 6.1%
1011778 BC ULC
3.88%, 1/15/2028(a)(b) 250,000 241,136
4.38%, 1/15/2028(a)(b) 520,000 508,138
4.00%, 10/15/2030(a)(b) 2,345,000 2,172,671
Acushnet Co.
7.38%, 10/15/2028(b) 120,000 125,015
Affinity Interactive
6.88%, 12/15/2027(a)(b) 1,680,000 925,714
Boyd Gaming Corp.
4.75%, 12/1/2027 360,000 356,698
4.75%, 6/15/2031(a)(b) 1,995,000 1,900,231
Boyne USA, Inc.
4.75%, 5/15/2029(a)(b) 450,000 436,076
Brinker International, Inc.
8.25%, 7/15/2030(a)(b) 1,288,000 1,366,274
Carnival Corp.
5.75%, 3/1/2027(a)(b) 131,000 132,307
Churchill Downs, Inc.
4.75%, 1/15/2028(a)(b) 1,315,000 1,296,958
5.75%, 4/1/2030(a)(b) 3,090,000 3,082,369
6.75%, 5/1/2031(a)(b) 975,000 995,501
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)(b) 1,070,000 1,017,248
6.75%, 1/15/2030(a)(b) 1,645,000 1,547,663
Genting New York LLC
7.25%, 10/1/2029(a)(b) 1,950,000 2,007,660
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(b) 1,290,000 749,813
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029(b) 1,100,000 1,117,821
3.75%, 5/1/2029(a)(b) 1,460,000 1,390,815
4.00%, 5/1/2031(a)(b) 3,310,000 3,088,497
3.63%, 2/15/2032(a)(b) 8,200,000 7,393,333
5.88%, 3/15/2033(b) 750,000 755,628
5.75%, 9/15/2033(a)(b) 1,085,000 1,086,031
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029(a)(b) 575,000 550,320
4.88%, 7/1/2031(b) 2,350,000 2,160,714
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(b) 860,000 838,500
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 6.1% (continued)
Light & Wonder International, Inc.
7.00%, 5/15/2028(b) $ 400,000 $ 400,422
Lindblad Expeditions LLC
6.75%, 2/15/2027(a)(b) 350,000 350,211
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)(b) 920,000 758,873
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028(a) 626,000 610,808
4.50%, 6/15/2029(b) 450,000 430,511
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(b) 750,000 654,758
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)(b) 2,215,000 2,134,010
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030(b) 750,000 777,553
11.88%, 4/15/2031(b) 1,250,000 1,302,091
NCL Corp. Ltd.
6.75%, 2/1/2032(a)(b) 200,000 205,424
Penn Entertainment, Inc.
5.63%, 1/15/2027(a)(b) 240,000 238,580
Premier Entertainment Sub LLC
5.63%, 9/1/2029(a)(b) 1,000,000 600,000
5.88%, 9/1/2031(b) 1,300,000 799,500
Raising Cane's Restaurants LLC
9.38%, 5/1/2029(a)(b) 200,000 211,023
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)(b) 7,500,000 6,670,817
8.45%, 7/27/2030(b) 1,475,000 1,468,471
4.63%, 4/6/2031(a)(b) 1,880,000 1,557,504
Sabre GLBL, Inc.
11.13%, 7/15/2030(a)(b) 1,100,000 1,159,675
Scientific Games Holdings LP
6.63%, 3/1/2030(b) 750,000 722,514
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)(b) 1,260,000 1,226,423
Six Flags Entertainment Corp.
5.50%, 4/15/2027(b) 345,000 344,092
7.25%, 5/15/2031(a)(b) 15,000 15,288
Speedway Motorsports LLC
4.88%, 11/1/2027(a)(b) 100,000 98,891
Station Casinos LLC
4.63%, 12/1/2031(a)(b) 200,000 187,166
TKC Holdings, Inc.
6.88%, 5/15/2028(b) 770,000 769,356
Travel + Leisure Co.
6.63%, 7/31/2026(b) 625,000 629,603
6.00%, 4/1/2027(a)(f) 775,000 780,919
4.50%, 12/1/2029(a)(b) 320,000 307,262
4.63%, 3/1/2030(b) 85,000 81,459
Viking Cruises Ltd.
9.13%, 7/15/2031(a)(b) 150,000 161,388
VOC Escrow Ltd.
5.00%, 2/15/2028(b) 385,000 381,503
Voyager Parent LLC
9.25%, 7/1/2032(a)(b) 1,950,000 2,062,796

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 6.1% (continued)
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)(b) $ 1,375,000 $ 1,334,321
Wynn Las Vegas LLC
5.25%, 5/15/2027(b) 1,560,000 1,557,135
Wynn Resorts Finance LLC
5.13%, 10/1/2029(a)(b) 480,000 476,299
7.13%, 2/15/2031(b) 1,680,000 1,786,862
Yum! Brands, Inc.
4.75%, 1/15/2030(a)(b) 325,000 320,326
3.63%, 3/15/2031(a) 3,315,000 3,055,505
4.63%, 1/31/2032 100,000 95,729
6.88%, 11/15/2037(a) 2,265,000 2,434,920
76,403,119
Household Durables - 2.2%
Adams Homes, Inc.
9.25%, 10/15/2028(b) 1,000,000 1,036,117
Ashton Woods USA LLC
4.63%, 8/1/2029(a)(b) 450,000 425,172
4.63%, 4/1/2030(b) 885,000 829,912
Beazer Homes USA, Inc.
7.25%, 10/15/2029 200,000 201,283
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(b) 790,000 788,442
5.00%, 6/15/2029(b) 1,465,000 1,364,226
4.88%, 2/15/2030(a)(b) 1,060,000 963,879
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(b) 2,290,000 1,900,700
Century Communities, Inc.
6.75%, 6/1/2027 200,000 200,126
3.88%, 8/15/2029(a)(b) 200,000 184,369
Empire Communities Corp.
9.75%, 5/1/2029(b) 1,300,000 1,325,777
FXI Holdings, Inc.
12.25%, 11/15/2026(a)(b) 2,801,000 2,508,227
Installed Building Products, Inc.
5.75%, 2/1/2028(a)(b) 330,000 329,085
K. Hovnanian Enterprises, Inc.
11.75%, 9/30/2029(a)(b) 2,700,000 2,923,533
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 845,000 886,256
4.00%, 7/15/2029(a)(b) 515,000 469,495
7.00%, 11/15/2032(a)(b) 1,050,000 1,010,625
M/I Homes, Inc.
4.95%, 2/1/2028 150,000 148,515
3.95%, 2/15/2030 5,000 4,633
Mattamy Group Corp.
5.25%, 12/15/2027(a)(b) 790,000 784,323
4.63%, 3/1/2030(a)(b) 800,000 767,487
New Home Co., Inc. (The)
9.25%, 10/1/2029(b) 400,000 414,661
Shea Homes LP
4.75%, 2/15/2028(a) 700,000 683,242
4.75%, 4/1/2029(a) 394,000 381,295
Somnigroup International, Inc.
4.00%, 4/15/2029(a)(b) 1,520,000 1,443,563
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.2% (continued)
Somnigroup International, Inc. (continued)
3.88%, 10/15/2031(b) $ 2,710,000 $ 2,446,545
STL Holding Co. LLC
8.75%, 2/15/2029(b) 750,000 778,675
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(a)(b) 255,000 256,812
5.75%, 1/15/2028(b) 865,000 872,187
TopBuild Corp.
3.63%, 3/15/2029(b) 120,000 113,072
4.13%, 2/15/2032(b) 195,000 179,716
Tri Pointe Homes, Inc.
5.25%, 6/1/2027(a) 300,000 297,398
5.70%, 6/15/2028(a) 530,000 535,457
27,454,805
Household Products - 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028 50,000 49,785
4.13%, 10/15/2030(a) 215,000 202,046
4.13%, 4/30/2031(a)(b) 750,000 694,639
Energizer Holdings, Inc.
6.50%, 12/31/2027(a)(b) 320,000 324,667
4.75%, 6/15/2028(a)(b) 1,155,000 1,122,043
4.38%, 3/31/2029(a)(b) 455,000 431,364
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(b) 1,475,000 1,279,487
10.75%, 6/30/2032(b) 1,250,000 839,037
4,943,068
Independent Power and Renewable Electricity Producers - 0.0%(e)
TransAlta Corp.
7.75%, 11/15/2029 200,000 208,390
Insurance - 1.0%
Acrisure LLC
4.25%, 2/15/2029(a)(b) 395,000 377,112
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(b) 250,000 244,753
7.00%, 1/15/2031(a)(b) 500,000 514,136
AmWINS Group, Inc.
4.88%, 6/30/2029(b) 290,000 281,673
APH Somerset Investor 2 LLC
7.88%, 11/1/2029(a)(b) 2,050,000 2,112,033
Ardonagh Finco Ltd.
7.75%, 2/15/2031(b) 900,000 938,396
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(a)(b) 1,400,000 1,472,296
Assurant, Inc.
7.00%, 3/27/2048(c) 190,000 194,069
Global Atlantic Fin Co.
4.70%, 10/15/2051(a)(b)(c) 2,420,000 2,368,869
7.95%, 10/15/2054(a)(b)(c) 1,055,000 1,102,480
HUB International Ltd.
7.25%, 6/15/2030(a)(b) 1,505,000 1,568,866
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)(b) 325,000 379,637
4.13%, 12/15/2051(a)(b)(c) 815,000 793,088

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 1.0% (continued)
Liberty Mutual Group, Inc. (continued)
4.30%, 2/1/2061(b) $ 1,000,000 $ 613,864
12,961,272
Interactive Media & Services - 0.1%
Cars.com, Inc.
6.38%, 11/1/2028(a)(b) 366,000 365,241
Snap, Inc.
6.88%, 3/1/2033(a)(b) 200,000 205,070
Ziff Davis, Inc.
4.63%, 10/15/2030(a)(b) 965,000 897,817
1,468,128
IT Services - 1.6%
Acuris Finance US, Inc.
5.00%, 5/1/2028(a)(b) 559,000 536,413
9.00%, 8/1/2029(b) 1,350,000 1,373,486
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b) 720,000 693,468
6.13%, 12/1/2028(b) 440,000 419,926
ASGN, Inc.
4.63%, 5/15/2028(a)(b) 2,955,000 2,876,920
Cogent Communications Group LLC
7.00%, 6/15/2027(a)(b) 2,375,000 2,377,984
Conduent Business Services LLC
6.00%, 11/1/2029(a)(b) 2,930,000 2,784,478
ION Trading Technologies Sarl
5.75%, 5/15/2028(a)(b) 790,000 763,996
9.50%, 5/30/2029(a)(b) 1,300,000 1,347,104
Millennium Escrow Corp.
6.63%, 8/1/2026(b) 2,180,000 2,051,260
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028(a)(b) 3,420,000 2,479,500
6.00%, 2/15/2029(b) 1,596,000 961,909
Twilio, Inc.
3.63%, 3/15/2029(a) 225,000 213,095
3.88%, 3/15/2031(a) 1,040,000 966,374
Virtusa Corp.
7.13%, 12/15/2028(b) 305,000 291,394
20,137,307
Life Sciences Tools & Services - 0.0%(e)
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)(b) 200,000 193,871
4.00%, 3/15/2031(a)(b) 200,000 183,530
377,401
Machinery - 1.5%
Amsted Industries, Inc.
4.63%, 5/15/2030(b) 125,000 119,712
Calderys Financing II LLC
11.75%, 6/1/2028(a)(b)(d) 450,000 463,692
Calderys Financing LLC
11.25%, 6/1/2028(b) 500,000 528,263
Chart Industries, Inc.
7.50%, 1/1/2030(b) 310,000 324,735
Esab Corp.
6.25%, 4/15/2029(a)(b) 1,250,000 1,277,198
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.5% (continued)
Hillenbrand, Inc.
6.25%, 2/15/2029 $ 520,000 $ 526,656
3.75%, 3/1/2031 50,000 44,843
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029(a)(b) 3,100,000 3,199,002
Manitowoc Co., Inc. (The)
9.25%, 10/1/2031(a)(b) 1,750,000 1,859,375
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(a)(b) 1,735,000 1,838,317
Mueller Water Products, Inc.
4.00%, 6/15/2029(b) 15,000 14,327
New Flyer Holdings, Inc.
9.25%, 7/1/2030(a)(b) 1,150,000 1,223,872
OT Merger Corp.
7.88%, 10/15/2029(b) 985,000 352,138
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)(b) 1,750,000 1,682,864
Terex Corp.
5.00%, 5/15/2029(b) 675,000 658,849
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)(b) 1,450,000 1,443,514
Trinity Industries, Inc.
7.75%, 7/15/2028(b) 560,000 583,025
Wabash National Corp.
4.50%, 10/15/2028(a)(b) 2,635,000 2,358,491
18,498,873
Media - 5.7%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)(b) 1,630,000 1,222,500
AMC Networks, Inc.
10.25%, 1/15/2029(a)(b) 1,675,000 1,718,926
4.25%, 2/15/2029 480,000 384,250
Belo Corp.
7.75%, 6/1/2027 300,000 310,281
7.25%, 9/15/2027 1,245,000 1,283,137
Cable One, Inc.
4.00%, 11/15/2030(a)(b) 1,102,573 849,024
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(b) 6,080,000 5,741,308
7.50%, 6/1/2029(a)(b) 6,700,000 6,103,842
CMG Media Corp.
8.88%, 6/18/2029(a)(b) 750,000 727,651
CSC Holdings LLC
5.50%, 4/15/2027(b) 2,350,000 2,274,607
5.38%, 2/1/2028(a)(b) 200,000 183,902
7.50%, 4/1/2028(b) 200,000 161,567
11.75%, 1/31/2029(b) 1,000,000 935,389
6.50%, 2/1/2029(b) 950,000 750,573
3.38%, 2/15/2031(b) 950,000 621,384
Directv Financing LLC
5.88%, 8/15/2027(a)(b) 2,020,000 2,008,897
10.00%, 2/15/2031(b) 1,250,000 1,205,470
Dotdash Meredith, Inc.
7.63%, 6/15/2032(b) 2,500,000 2,436,875

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 5.7% (continued)
Gray Media, Inc.
10.50%, 7/15/2029(b) $ 950,000 $ 1,028,089
4.75%, 10/15/2030(b) 582,000 434,318
5.38%, 11/15/2031(a)(b) 749,000 552,716
iHeartCommunications, Inc.
9.13%, 5/1/2029(a)(b) 950,000 792,427
10.88%, 5/1/2030(b) 1,000,000 495,310
7.75%, 8/15/2030(b) 800,000 622,878
Lamar Media Corp.
4.88%, 1/15/2029(a) 150,000 147,309
3.63%, 1/15/2031(a) 1,560,000 1,435,107
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)(b) 2,520,000 2,438,806
Nexstar Media, Inc.
5.63%, 7/15/2027(b) 1,590,000 1,586,914
4.75%, 11/1/2028(a)(b) 660,000 641,483
Paramount Global
6.25%, 2/28/2057(a)(c) 2,000,000 1,927,500
6.38%, 3/30/2062(a)(c) 5,810,000 5,722,836
Radiate Holdco LLC
4.75%, 9/25/2029(b)(d) 1,685,600 1,517,070
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)(b) 75,000 66,583
5.38%, 1/15/2031(b) 480,000 351,086
Scripps Escrow, Inc.
5.88%, 7/15/2027(a)(b) 367,000 366,553
Sinclair Television Group, Inc.
5.50%, 3/1/2030(b) 3,125,000 2,581,031
4.38%, 12/31/2032(b) 1,725,000 1,279,450
8.13%, 2/15/2033(a)(b) 2,100,000 2,142,020
9.75%, 2/15/2033(b) 600,000 652,500
Sirius XM Radio LLC
3.13%, 9/1/2026(a)(b) 930,000 909,107
5.00%, 8/1/2027(a)(b) 1,655,000 1,636,997
4.00%, 7/15/2028(a)(b) 1,805,000 1,717,976
5.50%, 7/1/2029(a)(b) 1,132,000 1,117,930
4.13%, 7/1/2030(a)(b) 1,395,000 1,272,566
TEGNA, Inc.
4.63%, 3/15/2028(a) 1,627,000 1,579,356
5.00%, 9/15/2029(a) 1,575,000 1,513,946
Univision Communications, Inc.
8.00%, 8/15/2028(b) 515,000 529,068
4.50%, 5/1/2029(a)(b) 430,000 397,869
7.38%, 6/30/2030(b) 330,000 328,188
8.50%, 7/31/2031(a)(b) 805,000 817,534
9.38%, 8/1/2032(a)(b) 410,000 425,416
Urban One, Inc.
7.38%, 2/1/2028(b) 461,000 268,443
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(b) 100,000 96,979
VZ Secured Financing BV
5.00%, 1/15/2032(b) 1,360,000 1,196,043
Ziggo Bond Co. BV
5.13%, 2/28/2030(a)(b) 698,000 608,946
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 5.7% (continued)
Ziggo BV
4.88%, 1/15/2030(a)(b) $ 820,000 $ 757,492
70,875,425
Metals & Mining - 3.4%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(a)(b) 935,000 991,108
11.50%, 10/1/2031(b) 1,200,000 1,334,546
Century Aluminum Co.
7.50%, 4/1/2028(a)(b) 275,000 280,083
Champion Iron Canada, Inc.
7.88%, 7/15/2032(b) 2,750,000 2,808,716
Commercial Metals Co.
4.38%, 3/15/2032(a) 30,000 27,783
Compass Minerals International, Inc.
8.00%, 7/1/2030(b) 250,000 259,008
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) 1,860,000 1,858,626
Fortescue Treasury Pty. Ltd.
4.50%, 9/15/2027(a)(b) 715,000 704,717
5.88%, 4/15/2030(a)(b) 1,725,000 1,746,613
4.38%, 4/1/2031(a)(b) 6,095,000 5,710,410
6.13%, 4/15/2032(a)(b) 2,970,000 3,028,494
Hecla Mining Co.
7.25%, 2/15/2028(a) 250,000 252,790
IAMGOLD Corp.
5.75%, 10/15/2028(b) 425,000 420,316
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(b) 970,000 1,055,321
JW Aluminum Continuous Cast Co.
10.25%, 4/1/2030(b) 750,000 771,001
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)(b) 460,000 449,648
Mineral Resources Ltd.
8.13%, 5/1/2027(b) 500,000 501,472
Novelis Corp.
3.25%, 11/15/2026(b) 550,000 541,082
4.75%, 1/30/2030(a)(b) 6,850,000 6,561,655
6.88%, 1/30/2030(a)(b) 3,750,000 3,864,172
3.88%, 8/15/2031(a)(b) 3,925,000 3,520,642
Perenti Finance Pty. Ltd.
7.50%, 4/26/2029(b) 1,100,000 1,136,652
SunCoke Energy, Inc.
4.88%, 6/30/2029(a)(b) 3,180,000 2,907,999
TMS International Corp.
6.25%, 4/15/2029(b) 1,285,000 1,223,399
Warrior Met Coal, Inc.
7.88%, 12/1/2028(b) 56,000 56,711
42,012,964
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)(b) 530,000 503,403
Arbor Realty SR, Inc.
7.88%, 7/15/2030(b) 2,250,000 2,297,689
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(b) 235,000 228,118

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
(continued)
Blackstone Mortgage Trust, Inc. (continued)
7.75%, 12/1/2029(a)(b) $ 800,000 $ 845,669
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027(a)(b) 1,260,000 1,236,723
4.75%, 6/15/2029(a)(b) 1,240,000 1,203,813
Rithm Capital Corp.
8.00%, 4/1/2029(a)(b) 5,285,000 5,398,696
8.00%, 7/15/2030(b) 2,000,000 2,036,060
Starwood Property Trust, Inc.
3.63%, 7/15/2026(b) 540,000 529,467
4.38%, 1/15/2027(a)(b) 765,000 751,928
7.25%, 4/1/2029(a)(b) 2,140,000 2,238,097
6.00%, 4/15/2030(b) 450,000 454,418
6.50%, 7/1/2030(a)(b) 1,300,000 1,337,153
6.50%, 10/15/2030(a)(b) 650,000 669,053
19,730,287
Office REITs - 0.0%(e)
Hudson Pacific Properties LP
REIT, 3.95%, 11/1/2027(a) 350,000 330,769
Oil, Gas & Consumable Fuels - 9.5%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(b) 2,235,000 2,361,839
Antero Midstream Partners LP
5.75%, 1/15/2028(b) 1,540,000 1,537,627
5.38%, 6/15/2029(b) 1,370,000 1,358,482
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029(a)(b) 250,000 249,106
Baytex Energy Corp.
8.50%, 4/30/2030(a)(b) 2,521,000 2,565,479
7.38%, 3/15/2032(a)(b) 50,000 48,353
Blue Racer Midstream LLC
6.63%, 7/15/2026(b) 50,000 49,970
7.00%, 7/15/2029(b) 2,050,000 2,125,850
7.25%, 7/15/2032(a)(b) 1,300,000 1,370,591
Buckeye Partners LP
3.95%, 12/1/2026 345,000 339,196
4.13%, 12/1/2027 355,000 346,254
4.50%, 3/1/2028(b) 155,000 151,303
6.88%, 7/1/2029(a)(b) 460,000 473,521
5.85%, 11/15/2043 120,000 106,686
California Resources Corp.
8.25%, 6/15/2029(a)(b) 5,925,000 6,086,368
Calumet Specialty Products Partners LP
8.13%, 1/15/2027(b) 250,000 247,100
Chord Energy Corp.
6.75%, 3/15/2033(a)(b) 4,800,000 4,896,108
CITGO Petroleum Corp.
8.38%, 1/15/2029(b) 1,495,000 1,550,325
Civitas Resources, Inc.
5.00%, 10/15/2026(b) 945,000 934,599
8.38%, 7/1/2028(b) 2,325,000 2,390,858
8.75%, 7/1/2031(a)(b) 3,285,000 3,325,533
CNX Midstream Partners LP
4.75%, 4/15/2030(a)(b) 1,005,000 949,382
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
CNX Resources Corp.
6.00%, 1/15/2029(a)(b) $ 1,045,000 $ 1,044,436
7.38%, 1/15/2031(a)(b) 1,015,000 1,046,098
7.25%, 3/1/2032(b) 135,000 139,186
Comstock Resources, Inc.
6.75%, 3/1/2029(b) 850,000 840,394
Coronado Finance Pty. Ltd.
9.25%, 10/1/2029(a)(b) 1,100,000 840,384
CQP Holdco LP
5.50%, 6/15/2031(b) 2,190,000 2,139,448
7.50%, 12/15/2033(b) 950,000 1,011,716
CVR Energy, Inc.
5.75%, 2/15/2028(a)(b) 720,000 690,396
8.50%, 1/15/2029(b) 1,465,000 1,439,343
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(b) 850,000 868,063
Energean plc
6.50%, 4/30/2027(b) 400,000 393,000
Energy Transfer LP
8.00%, 5/15/2054(a)(c) 1,750,000 1,864,249
7.13%, 10/1/2054(c) 675,000 692,155
EnQuest plc
11.63%, 11/1/2027(b) 1,440,000 1,480,120
Genesis Energy LP
8.25%, 1/15/2029(a) 400,000 417,200
Global Partners LP
6.88%, 1/15/2029(a) 485,000 489,973
8.25%, 1/15/2032(a)(b) 660,000 692,017
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(b) 4,000,000 4,065,034
Harvest Midstream I LP
7.50%, 9/1/2028(b) 1,365,000 1,381,613
7.50%, 5/15/2032(a)(b) 500,000 519,717
Hess Midstream Operations LP
5.13%, 6/15/2028(b) 210,000 208,918
6.50%, 6/1/2029(b) 255,000 262,676
Hilcorp Energy I LP
6.25%, 11/1/2028(a)(b) 325,000 326,255
5.75%, 2/1/2029(a)(b) 315,000 309,420
6.00%, 4/15/2030(b) 250,000 245,836
6.00%, 2/1/2031(b) 210,000 202,287
6.25%, 4/15/2032(b) 215,000 206,396
8.38%, 11/1/2033(a)(b) 450,000 469,585
6.88%, 5/15/2034(a)(b) 305,000 293,682
7.25%, 2/15/2035(a)(b) 500,000 487,283
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a)(b) 3,550,000 3,659,734
ITT Holdings LLC
6.50%, 8/1/2029(a)(b) 2,172,000 2,068,849
Karoon USA Finance, Inc.
10.50%, 5/14/2029(b) 2,200,000 2,265,611
Kimmeridge Texas Gas LLC
8.50%, 2/15/2030(a)(b) 1,050,000 1,078,835
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 900,000 882,381

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(a)(b) $ 2,535,000 $ 2,561,405
Martin Midstream Partners LP
11.50%, 2/15/2028(b) 361,000 382,580
Matador Resources Co.
6.88%, 4/15/2028(a)(b) 600,000 609,825
6.25%, 4/15/2033(a)(b) 800,000 792,550
MEG Energy Corp.
5.88%, 2/1/2029(a)(b) 1,100,000 1,100,142
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a)(b) 4,750,000 4,636,669
Murphy Oil Corp.
6.00%, 10/1/2032(a) 300,000 287,890
5.87%, 12/1/2042(a)(f) 935,000 763,920
NGL Energy Operating LLC
8.13%, 2/15/2029(a)(b) 455,000 450,258
8.38%, 2/15/2032(b) 1,691,000 1,654,139
Northern Oil & Gas, Inc.
8.13%, 3/1/2028(a)(b) 720,000 727,009
8.75%, 6/15/2031(b) 2,665,000 2,737,976
NuStar Logistics LP
6.38%, 10/1/2030(a) 395,000 406,927
Parkland Corp.
4.50%, 10/1/2029(b) 1,425,000 1,372,918
4.63%, 5/1/2030(a)(b) 490,000 469,898
4.63%, 5/1/2030‡ 440,000 220
6.63%, 8/15/2032(a)(b) 225,000 229,980
6.63%, 8/15/2032‡ 175,000 87
PBF Holding Co. LLC
9.88%, 3/15/2030(a)(b) 700,000 693,845
Prairie Acquiror LP
9.00%, 8/1/2029(a)(b) 250,000 258,947
Rockies Express Pipeline LLC
4.95%, 7/15/2029(b) 595,000 583,376
4.80%, 5/15/2030(a)(b) 70,000 67,339
7.50%, 7/15/2038(b) 300,000 308,637
6.88%, 4/15/2040(a)(b) 560,000 563,694
Saturn Oil & Gas, Inc.
9.63%, 6/15/2029(a)(b) 4,100,000 4,059,702
Sitio Royalties Operating Partnership LP
7.88%, 11/1/2028(b) 150,000 156,498
SM Energy Co.
6.63%, 1/15/2027 460,000 458,979
6.50%, 7/15/2028 725,000 729,500
6.75%, 8/1/2029(a)(b) 450,000 450,355
7.00%, 8/1/2032(a)(b) 700,000 693,155
South Bow Canadian Infrastructure Holdings
Ltd.
7.63%, 3/1/2055(a)(b)(c) 800,000 826,229
Strathcona Resources Ltd.
6.88%, 8/1/2026(a)(b) 800,000 801,002
Sunoco LP
7.00%, 9/15/2028(b) 280,000 288,397
7.00%, 5/1/2029(b) 925,000 957,438
4.50%, 5/15/2029(a) 695,000 673,660
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.5% (continued)
Sunoco LP (continued)
4.50%, 4/30/2030(a) $ 750,000 $ 719,117
7.25%, 5/1/2032(a)(b) 475,000 497,798
Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)(b) 251,000 250,174
5.50%, 1/15/2028(a)(b) 995,000 986,065
7.38%, 2/15/2029(b) 235,000 241,115
6.00%, 12/31/2030(a)(b) 235,000 230,242
6.00%, 9/1/2031(b) 240,000 235,180
Talos Production, Inc.
9.38%, 2/1/2031(a)(b) 3,150,000 3,212,099
Teine Energy Ltd.
6.88%, 4/15/2029(a)(b) 375,000 368,765
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(a)(b) 1,055,000 1,027,694
Topaz Solar Farms LLC
5.75%, 9/30/2039(a)(b) 1,674,456 1,645,069
TransMontaigne Partners LLC
8.50%, 6/15/2030(a)(b) 500,000 522,669
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)(b) 745,000 703,226
6.25%, 1/15/2030(a)(b) 645,000 662,421
4.13%, 8/15/2031(b) 600,000 554,212
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)(b) 330,000 341,653
9.50%, 2/1/2029(b) 40,000 43,623
7.00%, 1/15/2030(b) 100,000 101,402
8.38%, 6/1/2031(a)(b) 1,125,000 1,163,653
9.88%, 2/1/2032(a)(b) 885,000 954,865
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)(b) 730,000 708,132
7.25%, 2/15/2033(a)(b) 2,250,000 2,127,111
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029(a)(b) 1,100,000 1,094,545
118,632,796
Paper & Forest Products - 0.1%
Domtar Corp.
6.75%, 10/1/2028(a)(b) 1,755,000 1,528,827
Mercer International, Inc.
5.13%, 2/1/2029(a) 235,000 189,302
1,718,129
Passenger Airlines - 0.2%
Air Canada
3.88%, 8/15/2026(b) 690,000 682,596
American Airlines, Inc.
7.25%, 2/15/2028(b) 300,000 306,124
OneSky Flight LLC
8.88%, 12/15/2029(a)(b) 900,000 948,192
1,936,912
Personal Care Products - 0.7%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)(b) 5,750,000 5,965,136
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)(b) 95,000 89,845

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.7% (continued)
Oriflame Investment Holding plc
5.13%, 5/4/2026(b) $ 1,530,000 $ 122,400
Prestige Brands, Inc.
5.13%, 1/15/2028(b) 725,000 718,956
3.75%, 4/1/2031(a)(b) 2,295,000 2,100,168
8,996,505
Pharmaceuticals - 1.4%
HLF Financing Sarl LLC
12.25%, 4/15/2029(a)(b) 3,175,000 3,440,754
4.88%, 6/1/2029(a)(b) 3,525,000 2,937,624
Jazz Securities DAC
4.38%, 1/15/2029(a)(b) 285,000 275,702
Organon & Co.
4.13%, 4/30/2028(b) 575,000 544,243
5.13%, 4/30/2031(a)(b) 6,157,000 5,326,517
6.75%, 5/15/2034(a)(b) 1,250,000 1,178,722
7.88%, 5/15/2034(a)(b) 3,000,000 2,685,961
P&L Development LLC
9.00%, 5/15/2029(a)(b)(d) 421,754 430,154
16,819,677
Professional Services - 0.5%
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)(b) 535,000 523,109
4.00%, 4/15/2029(b) 90,000 82,661
CoreLogic, Inc.
4.50%, 5/1/2028(b) 1,425,000 1,343,064
KBR, Inc.
4.75%, 9/30/2028(a)(b) 217,000 209,134
Korn Ferry
4.63%, 12/15/2027(a)(b) 360,000 354,046
Science Applications International Corp.
4.88%, 4/1/2028(a)(b) 293,000 288,218
TriNet Group, Inc.
3.50%, 3/1/2029(b) 1,026,000 954,289
7.13%, 8/15/2031(a)(b) 1,550,000 1,595,021
VT Topco, Inc.
8.50%, 8/15/2030(b) 300,000 319,421
5,668,963
Real Estate Management & Development - 1.0%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(b) 500,000 445,105
7.00%, 4/15/2030(b) 750,000 718,258
Five Point Operating Co. LP
10.50%, 1/15/2028(b)(f) 940,000 950,506
Forestar Group, Inc.
5.00%, 3/1/2028(a)(b) 705,000 699,656
6.50%, 3/15/2033(a)(b) 3,550,000 3,563,816
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a)(b) 550,000 581,457
Howard Hughes Corp. (The)
5.38%, 8/1/2028(b) 922,000 916,344
4.13%, 2/1/2029(a)(b) 330,000 314,575
4.38%, 2/1/2031(a)(b) 1,520,000 1,398,906
Hunt Cos., Inc.
5.25%, 4/15/2029(b) 855,000 834,616
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 1.0% (continued)
Kennedy-Wilson, Inc.
4.75%, 3/1/2029(a) $ 855,000 $ 804,084
4.75%, 2/1/2030(a) 400,000 368,564
5.00%, 3/1/2031 520,000 473,917
WeWork Cos. LLC
12.00%, 8/15/2027‡(h) 3,213,750 —
12,069,804
Software - 1.9%
Alteryx, Inc.
8.75%, 3/15/2028(b) 450,000 451,823
Central Parent LLC
8.00%, 6/15/2029(b) 1,640,000 1,391,229
Central Parent, Inc.
7.25%, 6/15/2029(a)(b) 1,320,000 1,084,614
Cloud Software Group, Inc.
6.50%, 3/31/2029(a)(b) 1,875,000 1,893,535
9.00%, 9/30/2029(a)(b) 2,300,000 2,380,180
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(b) 305,000 302,731
6.50%, 10/15/2028(b) 465,000 462,434
Dye & Durham Ltd.
8.63%, 4/15/2029(a)(b) 250,000 260,499
Elastic NV
4.13%, 7/15/2029(b) 295,000 280,567
Fair Isaac Corp.
4.00%, 6/15/2028(a)(b) 2,470,000 2,385,535
6.00%, 5/15/2033(b) 2,200,000 2,210,330
Gen Digital, Inc.
6.75%, 9/30/2027(b) 750,000 762,322
7.13%, 9/30/2030(a)(b) 430,000 444,389
GoTo Group, Inc.
5.50%, 5/1/2028(b) 2,591,000 2,010,269
Helios Software Holdings, Inc.
4.63%, 5/1/2028(b) 1,051,000 993,549
8.75%, 5/1/2029(a)(b) 1,050,000 1,070,637
McAfee Corp.
7.38%, 2/15/2030(a)(b) 1,810,000 1,678,212
Open Text Corp.
3.88%, 12/1/2029(a)(b) 480,000 449,301
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)(b) 646,000 605,500
4.13%, 12/1/2031(a)(b) 400,000 364,021
PTC, Inc.
4.00%, 2/15/2028(a)(b) 465,000 453,091
Rackspace Finance LLC
3.50%, 5/15/2028(b) 1,000,000 472,500
SS&C Technologies, Inc.
5.50%, 9/30/2027(b) 1,185,000 1,185,258
6.50%, 6/1/2032(b) 450,000 462,707
24,055,233
Specialized REITs - 0.7%
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(b) 300,000 297,723
REIT, 5.25%, 3/15/2028(a)(b) 1,500,000 1,492,366
REIT, 5.00%, 7/15/2028(b) 100,000 98,974

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 0.7% (continued)
Iron Mountain, Inc. (continued)
REIT, 7.00%, 2/15/2029(b) $ 760,000 $ 780,730
REIT, 4.88%, 9/15/2029(a)(b) 375,000 366,663
REIT, 5.25%, 7/15/2030(b) 1,965,000 1,931,068
REIT, 4.50%, 2/15/2031(a)(b) 2,780,000 2,629,077
REIT, 5.63%, 7/15/2032(b) 144,000 142,122
SBA Communications Corp.
REIT, 3.88%, 2/15/2027(a) 745,000 732,130
REIT, 3.13%, 2/1/2029(a) 95,000 88,543
8,559,396
Specialty Retail - 5.0%
Academy Ltd.
6.00%, 11/15/2027(b) 125,000 124,736
Arko Corp.
5.13%, 11/15/2029(b) 390,000 319,729
Asbury Automotive Group, Inc.
5.00%, 2/15/2032(a)(b) 325,000 307,418
Bath & Body Works, Inc.
6.95%, 3/1/2033 505,000 519,172
6.88%, 11/1/2035(a) 680,000 699,708
6.75%, 7/1/2036(a) 385,000 389,638
7.60%, 7/15/2037 725,000 737,121
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(b)(d) 380,000 379,940
Carvana Co.
9.00%, 12/1/2028(b)(d) 85,950 87,922
11.00%, 6/1/2030(b)(d) 2,150,000 2,248,832
9.00%, 6/1/2031(b)(d) 11,515,368 12,945,876
eG Global Finance plc
12.00%, 11/30/2028(b) 2,050,000 2,265,061
Evergreen Acqco 1 LP
9.75%, 4/26/2028(b) 1,452,000 1,511,695
Foot Locker, Inc.
4.00%, 10/1/2029(b) 1,370,000 1,290,107
Gap, Inc. (The)
3.63%, 10/1/2029(a)(b) 790,000 729,014
3.88%, 10/1/2031(a)(b) 1,298,000 1,153,487
Global Auto Holdings Ltd.
8.38%, 1/15/2029(a)(b) 900,000 837,446
11.50%, 8/15/2029(b) 1,000,000 992,587
8.75%, 1/15/2032(a)(b) 950,000 841,206
Group 1 Automotive, Inc.
4.00%, 8/15/2028(b) 500,000 482,085
GYP Holdings III Corp.
4.63%, 5/1/2029(b) 750,000 757,148
Ken Garff Automotive LLC
4.88%, 9/15/2028(a)(b) 115,000 111,980
LBM Acquisition LLC
6.25%, 1/15/2029(a)(b) 1,050,000 921,375
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)(b) 723,000 702,627
8.25%, 8/1/2031(a)(b) 580,000 613,245
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(b) 2,420,000 1,918,994
7.88%, 5/1/2029(b) 1,555,000 1,031,390
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 5.0% (continued)
Murphy Oil USA, Inc.
5.63%, 5/1/2027 $ 950,000 $ 948,801
4.75%, 9/15/2029(a) 1,955,000 1,911,518
3.75%, 2/15/2031(b) 4,130,000 3,793,188
Park River Holdings, Inc.
5.63%, 2/1/2029(b) 470,000 405,566
6.75%, 8/1/2029(b) 480,000 419,012
Penske Automotive Group, Inc.
3.75%, 6/15/2029(a) 170,000 160,919
PetSmart, Inc.
4.75%, 2/15/2028(b) 2,165,000 2,124,577
7.75%, 2/15/2029(a)(b) 1,110,000 1,086,227
Saks Global Enterprises LLC
11.00%, 12/15/2029(b) 5,925,000 1,333,125
Sonic Automotive, Inc.
4.63%, 11/15/2029(b) 375,000 360,643
4.88%, 11/15/2031(a)(b) 900,000 848,240
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(a)(b) 925,000 906,488
Staples, Inc.
10.75%, 9/1/2029(b) 2,100,000 1,969,089
12.75%, 1/15/2030(a)(b) 2,070,000 1,447,891
Upbound Group, Inc.
6.38%, 2/15/2029(b) 2,905,000 2,832,834
Valvoline, Inc.
3.63%, 6/15/2031(a)(b) 2,195,000 1,975,922
Victoria's Secret & Co.
4.63%, 7/15/2029(a)(b) 1,105,000 1,028,325
Victra Holdings LLC
8.75%, 9/15/2029(a)(b) 3,150,000 3,301,307
White Cap Buyer LLC
6.88%, 10/15/2028(b) 600,000 598,377
62,371,588
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf, Inc.
7.75%, 3/31/2030(a)(b) 1,750,000 1,856,725
Xerox Corp.
10.25%, 10/15/2030(a)(b) 100,000 102,817
4.80%, 3/1/2035 247,000 128,440
2,087,982
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 650,000 618,320
4.13%, 8/15/2031(a)(b) 1,265,000 1,143,474
Hanesbrands, Inc.
9.00%, 2/15/2031(b) 360,000 378,904
Kontoor Brands, Inc.
4.13%, 11/15/2029(a)(b) 2,575,000 2,391,767
S&S Holdings LLC
8.38%, 10/1/2031(b) 1,175,000 1,125,765
William Carter Co. (The)
5.63%, 3/15/2027(b) 250,000 247,909
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 2,655,000 2,392,768
8,298,907

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 0.2%
Turning Point Brands, Inc.
7.63%, 3/15/2032(b) $ 1,900,000 $ 1,990,313
Trading Companies & Distributors - 1.5%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)(b) 765,000 744,627
Boise Cascade Co.
4.88%, 7/1/2030(b) 150,000 145,517
Foundation Building Materials, Inc.
6.00%, 3/1/2029(b) 1,150,000 1,078,569
FTAI Aviation Investors LLC
5.50%, 5/1/2028(a)(b) 700,000 698,310
7.88%, 12/1/2030(b) 260,000 275,670
7.00%, 5/1/2031(a)(b) 500,000 518,773
5.88%, 4/15/2033(a)(b) 200,000 198,208
Imola Merger Corp.
4.75%, 5/15/2029(b) 2,280,000 2,212,123
QXO Building Products, Inc.
6.75%, 4/30/2032(a)(b) 12,900,000 13,284,085
19,155,882
Wireless Telecommunication Services - 1.3%
Millicom International Cellular SA
5.13%, 1/15/2028(b) 675,000 669,445
6.25%, 3/25/2029(b) 360,000 360,267
4.50%, 4/27/2031(b) 2,800,000 2,579,945
7.38%, 4/2/2032(b) 175,000 179,772
Rogers Communications, Inc.
7.00%, 4/15/2055(c) 400,000 408,949
7.13%, 4/15/2055(a)(c) 6,400,000 6,549,140
5.25%, 3/15/2082(b)(c) 2,030,000 2,001,208
Sunrise HoldCo IV BV
5.50%, 1/15/2028(a)(b) 834,000 828,870
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)(b) 265,000 241,450
4.75%, 7/15/2031(b) 420,000 388,571
7.75%, 4/15/2032(a)(b) 150,000 156,256
Vodafone Group plc
7.00%, 4/4/2079(a)(c) 720,000 752,395
Zegona Finance plc
8.63%, 7/15/2029(b) 1,260,000 1,341,270
16,457,538
Total Corporate Bonds
(Cost $1,214,560,103) 1,212,408,660
SECURITIES LENDING REINVESTMENTS - 21.9%(i)
CERTIFICATES OF DEPOSIT - 3.3%
Bank of Montreal, Chicago
(SOFR + 0.31%), 4.63%,
5/29/2026(g) $ 2,000,000 1,999,616
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 4.66%,
7/1/2026(g) 3,000,000 2,999,955
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Barclays Bank plc, New York
(SOFR + 0.35%), 4.71%,
10/15/2025(g) $ 3,000,000 $ 3,000,432
BNP Paribas, New York
(SOFR + 0.24%), 4.56%,
12/1/2025(g) 3,000,000 3,000,216
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.56%,
12/17/2025(g) 2,000,000 1,999,838
Credit Agricole CIB, New York
(SOFR + 0.31%), 4.63%,
10/31/2025(g) 5,000,000 5,000,380
(SOFR + 0.21%), 4.53%,
1/8/2026(g) 2,000,000 1,999,114
Credit Industriel et Commercial, New
York
(SOFR + 0.28%), 4.60%,
10/28/2025(g) 1,000,000 1,000,072
Mizuho Bank Ltd., New York
(SOFR + 0.20%), 4.66%,
8/19/2025(g) 2,000,000 1,999,899
National Australia Bank, New York
(SOFR + 0.25%), 4.57%,
3/17/2026(g) 2,000,000 2,000,244
Natixis SA, New York
4.47%, 12/11/2025 3,000,000 3,000,357
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(g) 4,000,000 4,000,964
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.59%,
10/1/2025(g) 2,000,000 2,000,172
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 10/6/2025 2,000,000 2,000,500
Sumitomo Mitsui Trust Bank Ltd.,
New York
(SOFR + 0.29%), 4.61%,
11/7/2025(g) 1,000,000 1,000,214
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.72%,
5/8/2026(g) 4,000,000 4,001,792
Total Certificates of Deposit
(Cost $40,999,899) 41,003,765
COMMERCIAL PAPER - 0.3%
Skandanaviska Enskilda Banken
(SOFR + 0.27%), 4.63%,
10/28/2025(b)(g) (Cost
$4,000,000) $ 4,000,000 4,000,964

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored US Bond Index Fund (cont.)

Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS - 18.3%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$119,325,382, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $121,217,450 $ 119,310,999 $ 119,310,999
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$108,013,290, collateralized by
various Common Stocks; total
market value $117,156,107 108,000,000 108,000,000
Total Repurchase Agreements
(Cost $227,310,999) 227,310,999
Total Securities Lending Reinvestments
(Cost $272,310,898) 272,315,728
SHORT-TERM INVESTMENTS - 1.1%(j)
U.S. GOVERNMENT AGENCY SECURITIES - 1.1%
FNMA
Zero Coupon, 8/1/2025
(Cost $14,000,000) 14,000,000 13,998,351
Total Investments - 120.5%
(Cost $1,500,871,001) 1,498,722,739
Liabilities in excess of other assets - (20.5%) (255,413,323)
NET ASSETS - 100.0% $1,243,309,416
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
July 31, 2025. The total value of securities on loan at
July 31, 2025 was $303,949,644, collateralized in the
form of cash with a value of $272,310,836 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $60,699,351 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 6.25%, and maturity dates ranging
from August 31, 2025 – February 15, 2055; a total value
of $333,010,187.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2025, the value of these securities amounted to
approximately $1,056,192,915 or 84.95% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Payment in-kind security.
(e) Represents less than 0.05% of net assets.
(f) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2025.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2025.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $272,315,728.
(j) The rate shown was the current yield as of July 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Security Type % of Net Assets
Corporate Bonds 97.5%
Securities Lending Reinvestments 21.9
Short-Term Investments 1.1
Others
(1)
(20.5)
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 95.9%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,946
FedEx Corp.
4.10%, 2/1/2045(a) 30,000 22,806
4.75%, 11/15/2045(a) 90,000 74,210
GXO Logistics, Inc.
6.50%, 5/6/2034 25,000 26,236
133,198
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
5.40%, 3/15/2049 45,000 38,646
3.10%, 12/1/2051 30,000 18,014
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 30,334
Lear Corp.
5.25%, 5/15/2049 20,000 17,266
104,260
Automobiles - 0.5%
Ford Motor Co.
4.35%, 12/8/2026 230,000 228,457
Banks - 13.1%
Banco Santander SA
5.55%, 3/14/2028(b) 220,000 223,110
Bank of America Corp.
3.42%, 12/20/2028(b) 133,000 129,874
2.09%, 6/14/2029(b) 127,000 118,901
4.27%, 7/23/2029(b) 70,000 69,737
4.57%, 4/27/2033(b) 67,000 65,962
4.33%, 3/15/2050(b) 15,000 12,423
Bank of Montreal
3.09%, 1/10/2037(b) 120,000 104,492
Bank of Nova Scotia (The)
4.93%, 2/14/2029(b) 180,000 181,733
Barclays plc
6.49%, 9/13/2029(b) 220,000 231,777
3.81%, 3/10/2042(b) 200,000 156,493
Canadian Imperial Bank of Commerce
4.86%, 3/30/2029(b) 150,000 151,204
Citigroup, Inc.
3.20%, 10/21/2026 97,000 95,513
4.45%, 9/29/2027 417,000 415,829
3.98%, 3/20/2030(b) 187,000 183,020
2.67%, 1/29/2031(b) 107,000 98,010
4.41%, 3/31/2031(b) 100,000 98,822
2.57%, 6/3/2031(b) 73,000 66,197
3.06%, 1/25/2033(b) 102,000 91,365
5.83%, 2/13/2035(b) 150,000 152,535
8.13%, 7/15/2039 55,000 68,779
6.68%, 9/13/2043 92,000 100,563
4.65%, 7/23/2048 15,000 12,944
HSBC Holdings plc
7.39%, 11/3/2028(b) 210,000 222,164
5.55%, 3/4/2030(b) 260,000 267,438
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 13.1% (continued)
HSBC Holdings plc (continued)
6.50%, 9/15/2037 $ 50,000 $ 53,408
ING Groep NV
5.55%, 3/19/2035(b) 70,000 71,480
JPMorgan Chase & Co.
3.78%, 2/1/2028(b) 100,000 98,925
6.09%, 10/23/2029(b) 130,000 136,177
4.45%, 12/5/2029(b) 100,000 99,904
5.58%, 4/22/2030(b) 455,000 471,667
4.57%, 6/14/2030(b) 100,000 100,335
5.00%, 7/22/2030(b) 105,000 106,782
2.58%, 4/22/2032(b) 14,000 12,497
5.34%, 1/23/2035(b) 160,000 163,583
5.53%, 11/29/2045(b) 130,000 130,043
Mitsubishi UFJ Financial Group, Inc.
2.05%, 7/17/2030 200,000 177,205
5.61%, 4/24/2036(b) 200,000 206,587
Royal Bank of Canada
4.71%, 3/27/2028(b) 110,000 110,421
5.00%, 2/1/2033 70,000 71,153
5.00%, 5/2/2033 30,000 30,423
5.15%, 2/1/2034 165,000 168,836
Sumitomo Mitsui Financial Group, Inc.
5.84%, 7/9/2044 90,000 90,922
5,619,233
Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036 10,000 9,697
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 70,000 70,989
5.45%, 1/23/2039 62,000 62,783
4.35%, 6/1/2040 60,000 53,232
5.55%, 1/23/2049 60,000 58,985
5.80%, 1/23/2059 42,000 42,588
Diageo Capital plc
5.30%, 10/24/2027 280,000 285,764
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 20,000 19,756
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 67,633
2.63%, 7/29/2029 30,000 28,240
1.95%, 10/21/2031 30,000 25,939
3.50%, 3/19/2040 133,000 109,010
2.63%, 10/21/2041 30,000 21,136
4.65%, 2/15/2053 40,000 35,148
5.25%, 7/17/2054 10,000 9,620
3.88%, 3/19/2060 5,000 3,729
904,249
Biotechnology - 0.9%
Amgen, Inc.
5.15%, 3/2/2028 100,000 101,834
4.05%, 8/18/2029 26,000 25,625
5.60%, 3/2/2043 120,000 118,538

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 0.9% (continued)
Amgen, Inc. (continued)
4.40%, 5/1/2045 $ 20,000 $ 16,909
5.75%, 3/2/2063 5,000 4,797
Biogen, Inc.
2.25%, 5/1/2030 10,000 8,971
3.15%, 5/1/2050 43,000 26,838
3.25%, 2/15/2051 20,000 12,558
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 54,000 46,888
2.80%, 9/15/2050 20,000 11,946
374,904
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 142,353
eBay, Inc.
2.70%, 3/11/2030 50,000 46,247
2.60%, 5/10/2031 30,000 26,825
3.65%, 5/10/2051 20,000 14,430
229,855
Building Products - 0.9%
Carrier Global Corp.
6.20%, 3/15/2054 50,000 53,431
CRH SMW Finance DAC
5.13%, 1/9/2030 200,000 204,063
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 26,128
4.50%, 3/25/2052 10,000 7,972
Johnson Controls International plc
5.50%, 4/19/2029 20,000 20,706
4.63%, 7/2/2044(c) 33,000 28,485
Owens Corning
4.30%, 7/15/2047 26,000 20,933
5.95%, 6/15/2054 15,000 15,111
Trane Technologies Financing Ltd.
5.25%, 3/3/2033 10,000 10,272
Trane Technologies Global Holding Co. Ltd.
4.30%, 2/21/2048 17,000 14,035
401,136
Capital Markets - 9.1%
Ares Capital Corp.
5.95%, 7/15/2029 30,000 30,730
3.20%, 11/15/2031 70,000 61,211
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 7,000 6,790
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 65,702
3.99%, 6/13/2028(b) 77,000 76,491
4.60%, 7/26/2030(b) 33,000 33,209
4.29%, 6/13/2033(b) 20,000 19,396
5.19%, 3/14/2035(b) 105,000 106,351
Barings BDC, Inc.
3.30%, 11/23/2026 7,000 6,829
7.00%, 2/15/2029 10,000 10,371
Brookfield Finance, Inc.
2.72%, 4/15/2031 130,000 117,166
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 9.1% (continued)
FactSet Research Systems, Inc.
3.45%, 3/1/2032 $ 10,000 $ 9,117
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(b) 731,000 730,954
5.73%, 4/25/2030(b) 200,000 207,662
2.38%, 7/21/2032(b) 17,000 14,850
3.10%, 2/24/2033(b) 70,000 62,935
6.75%, 10/1/2037 112,000 123,005
4.41%, 4/23/2039(b) 100,000 90,130
3.44%, 2/24/2043(b) 135,000 102,884
5.56%, 11/19/2045(b) 50,000 49,419
Hercules Capital, Inc.
3.38%, 1/20/2027 14,000 13,605
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 9,835
Moody's Corp.
2.00%, 8/19/2031 20,000 17,278
2.75%, 8/19/2041 43,000 30,050
3.75%, 2/25/2052 15,000 11,041
Morgan Stanley
2.48%, 1/21/2028(b) 80,000 77,648
3.77%, 1/24/2029(b) 200,000 196,670
5.12%, 2/1/2029(b) 133,000 134,955
2.70%, 1/22/2031(b) 133,000 122,569
2.24%, 7/21/2032(b) 30,000 25,996
5.25%, 4/21/2034(b) 185,000 187,990
5.42%, 7/21/2034(b) 89,000 91,146
5.83%, 4/19/2035(b) 50,000 52,413
5.30%, 4/20/2037(b) 33,000 33,004
5.94%, 2/7/2039(b) 30,000 30,977
5.60%, 3/24/2051(b) 218,000 215,242
Nasdaq, Inc.
5.55%, 2/15/2034 35,000 36,313
3.95%, 3/7/2052 4,000 2,979
6.10%, 6/28/2063 50,000 51,036
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,290
S&P Global, Inc.
1.25%, 8/15/2030 50,000 43,026
2.90%, 3/1/2032 50,000 45,186
4.50%, 5/15/2048 24,000 19,987
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,475
State Street Corp.
5.82%, 11/4/2028(b) 50,000 51,556
2.40%, 1/24/2030 88,000 81,574
4.16%, 8/4/2033(b) 110,000 105,545
6.12%, 11/21/2034(b) 50,000 53,276
UBS AG
5.65%, 9/11/2028 200,000 207,644
3,904,508
Chemicals - 1.4%
Albemarle Corp.
5.05%, 6/1/2032 20,000 19,277
5.45%, 12/1/2044 10,000 8,433

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 1.4% (continued)
Dow Chemical Co. (The)
5.15%, 2/15/2034 $ 50,000 $ 49,237
5.55%, 11/30/2048 35,000 31,174
6.90%, 5/15/2053 54,000 56,522
Ecolab, Inc.
1.30%, 1/30/2031 63,000 53,381
3.95%, 12/1/2047 20,000 15,851
2.70%, 12/15/2051 20,000 12,172
FMC Corp.
3.45%, 10/1/2029 40,000 37,219
5.65%, 5/18/2033 5,000 4,926
6.38%, 5/18/2053 5,000 4,799
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 11,000 9,392
Linde, Inc.
1.10%, 8/10/2030 50,000 42,934
LYB International Finance III LLC
5.50%, 3/1/2034 70,000 69,271
3.63%, 4/1/2051 50,000 32,816
Nutrien Ltd.
5.40%, 6/21/2034 20,000 20,244
5.88%, 12/1/2036 20,000 20,612
6.13%, 1/15/2041 25,000 25,720
5.25%, 1/15/2045 57,000 52,720
PPG Industries, Inc.
3.75%, 3/15/2028 30,000 29,556
596,256
Commercial Services & Supplies - 0.3%
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 31,003
5.25%, 3/27/2035 20,000 20,369
Waste Management, Inc.
3.90%, 3/1/2035 10,000 9,154
5.35%, 10/15/2054 60,000 58,000
118,526
Construction & Engineering - 0.1%
MasTec , Inc.
5.90%, 6/15/2029 20,000 20,666
Quanta Services, Inc.
3.05%, 10/1/2041 35,000 25,003
45,669
Consumer Finance - 4.8%
Ally Financial, Inc.
6.99%, 6/13/2029(b) 80,000 84,120
6.85%, 1/3/2030(b) 40,000 42,171
American Express Co.
3.30%, 5/3/2027 50,000 49,148
5.28%, 7/27/2029(b) 100,000 102,494
4.42%, 8/3/2033(b) 65,000 63,361
5.63%, 7/28/2034(b) 60,000 61,521
5.92%, 4/25/2035(b) 90,000 93,577
4.05%, 12/3/2042 14,000 11,735
Capital One Financial Corp.
5.47%, 2/1/2029(b) 250,000 255,318
6.38%, 6/8/2034(b) 40,000 42,696
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.8% (continued)
Ford Motor Credit Co. LLC
7.20%, 6/10/2030 $ 400,000 $ 420,834
General Motors Financial Co., Inc.
6.00%, 1/9/2028 33,000 33,988
5.85%, 4/6/2030 63,000 65,107
6.40%, 1/9/2033 145,000 152,629
6.10%, 1/7/2034 35,000 36,113
John Deere Capital Corp.
5.15%, 9/8/2026 90,000 90,835
4.90%, 6/11/2027 50,000 50,648
4.85%, 6/11/2029 40,000 40,786
4.70%, 6/10/2030 50,000 50,651
4.40%, 9/8/2031 130,000 129,262
4.35%, 9/15/2032 87,000 85,771
Series I, 5.15%, 9/8/2033 40,000 41,202
5.10%, 4/11/2034 20,000 20,334
Synchrony Financial
2.88%, 10/28/2031 44,000 38,340
2,062,641
Consumer Staples Distribution & Retail - 0.5%
Kroger Co. (The)
5.00%, 4/15/2042 20,000 18,243
5.40%, 1/15/2049 28,000 26,103
3.95%, 1/15/2050 20,000 14,933
5.65%, 9/15/2064 70,000 66,019
Target Corp.
2.65%, 9/15/2030 60,000 55,399
3.90%, 11/15/2047 10,000 7,778
4.80%, 1/15/2053 47,000 41,576
230,051
Containers & Packaging - 0.1%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 11,953
Avery Dennison Corp.
4.88%, 12/6/2028 10,000 10,100
2.65%, 4/30/2030 10,000 9,173
5.75%, 3/15/2033 14,000 14,633
45,859
Diversified REITs - 0.4%
Digital Realty Trust LP
REIT, 5.55%, 1/15/2028 10,000 10,232
REIT, 4.45%, 7/15/2028 33,000 33,015
REIT, 3.60%, 7/1/2029 10,000 9,644
Equinix Europe 2 Financing Corp. LLC
REIT, 5.50%, 6/15/2034 20,000 20,386
Simon Property Group LP
REIT, 2.65%, 7/15/2030 80,000 73,555
REIT, 6.75%, 2/1/2040 17,000 19,150
REIT, 5.85%, 3/8/2053 17,000 17,032
183,014
Diversified Telecommunication Services - 2.7%
Telefonica Emisiones SA
4.90%, 3/6/2048 150,000 126,181
Verizon Communications, Inc.
2.55%, 3/21/2031 437,000 391,394

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 2.7% (continued)
Verizon Communications, Inc. (continued)
2.36%, 3/15/2032 $ 237,000 $ 203,752
5.05%, 5/9/2033 55,000 55,499
3.40%, 3/22/2041 210,000 161,911
4.86%, 8/21/2046 50,000 44,384
5.01%, 4/15/2049 30,000 26,962
3.88%, 3/1/2052 154,000 114,364
2.99%, 10/30/2056 39,000 23,388
1,147,835
Electric Utilities - 4.2%
Avangrid, Inc.
3.80%, 6/1/2029 14,000 13,644
Connecticut Light and Power Co. (The)
4.65%, 1/1/2029 25,000 25,165
Series A, 2.05%, 7/1/2031 117,000 101,772
4.00%, 4/1/2048 57,000 44,495
5.25%, 1/15/2053 10,000 9,331
Enel Americas SA
4.00%, 10/25/2026 7,000 6,947
Enel Chile SA
4.88%, 6/12/2028 20,000 20,127
Eversource Energy
4.60%, 7/1/2027 167,000 167,090
Series R, 1.65%, 8/15/2030 17,000 14,737
Exelon Corp.
5.30%, 3/15/2033 10,000 10,258
5.45%, 3/15/2034 20,000 20,493
4.95%, 6/15/2035 70,000 67,766
4.45%, 4/15/2046 53,000 43,803
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(b) 120,000 125,205
6.70%, 9/1/2054(b) 70,000 72,199
Oklahoma Gas and Electric Co.
5.60%, 4/1/2053 50,000 48,504
Pacific Gas and Electric Co.
6.10%, 1/15/2029 130,000 134,450
5.70%, 3/1/2035 110,000 110,370
4.20%, 6/1/2041 168,000 130,921
3.95%, 12/1/2047 100,000 71,837
6.70%, 4/1/2053 10,000 10,247
Public Service Co. of New Hampshire
3.60%, 7/1/2049 10,000 7,328
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 14,859
5.20%, 3/1/2034 20,000 20,364
3.60%, 12/1/2047 77,000 57,328
4.05%, 5/1/2048 60,000 47,640
5.45%, 3/1/2054 20,000 19,562
Southern California Edison Co.
5.65%, 10/1/2028 40,000 40,942
5.95%, 11/1/2032 7,000 7,249
5.20%, 6/1/2034 100,000 98,067
5.45%, 3/1/2035 140,000 139,450
Series C, 4.13%, 3/1/2048 33,000 24,670
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.2% (continued)
Southern California Edison Co. (continued)
Series E, 5.45%, 6/1/2052 $ 75,000 $ 65,317
1,792,137
Electrical Equipment - 0.2%
ABB Finance USA, Inc.
3.80%, 4/3/2028 50,000 49,883
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,569
69,452
Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 55,000 42,803
Halliburton Co.
6.70%, 9/15/2038 10,000 10,867
5.00%, 11/15/2045 60,000 52,632
106,302
Entertainment - 0.1%
Walt Disney Co. (The)
7.75%, 12/1/2045 30,000 37,624
Financial Services - 2.0%
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 45,388
5.00%, 4/20/2048 4,000 3,513
Mastercard, Inc.
3.30%, 3/26/2027 100,000 98,637
2.95%, 6/1/2029 96,000 91,874
2.00%, 11/18/2031 33,000 28,566
4.85%, 3/9/2033 60,000 60,838
3.95%, 2/26/2048 15,000 11,935
2.95%, 3/15/2051 30,000 19,503
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 96,534
5.05%, 6/1/2052 30,000 27,423
Shell International Finance BV
3.88%, 11/13/2028 70,000 69,353
6.38%, 12/15/2038 60,000 66,236
3.00%, 11/26/2051 70,000 44,904
Visa, Inc.
2.05%, 4/15/2030 100,000 90,669
2.70%, 4/15/2040 90,000 67,262
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,767
4.70%, 1/23/2048(b) 30,000 28,672
861,074
Food Products - 0.8%
Archer-Daniels-Midland Co.
4.50%, 3/15/2049 10,000 8,461
Campbell's Co. (The)
4.15%, 3/15/2028 50,000 49,661
2.38%, 4/24/2030 17,000 15,316
4.80%, 3/15/2048 20,000 17,274
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,002
4.70%, 4/17/2048 40,000 34,255

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.8% (continued)
Hershey Co. (The)
4.25%, 5/4/2028 $ 20,000 $ 20,069
1.70%, 6/1/2030 32,000 28,215
3.13%, 11/15/2049 10,000 6,732
2.65%, 6/1/2050 10,000 6,007
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 26,007
Ingredion, Inc.
2.90%, 6/1/2030 33,000 30,485
3.90%, 6/1/2050 10,000 7,235
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 45,000
2.63%, 9/4/2050 50,000 29,388
342,107
Gas Utilities - 0.0%(d)
Washington Gas Light Co.
3.65%, 9/15/2049 20,000 14,224
Ground Transportation - 1.7%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 10,588
4.45%, 1/20/2049 92,000 78,815
4.40%, 8/5/2052 7,000 5,881
CSX Corp.
2.40%, 2/15/2030 63,000 57,940
5.20%, 11/15/2033 60,000 61,744
5.05%, 6/15/2035 10,000 9,993
6.22%, 4/30/2040 70,000 75,375
3.80%, 4/15/2050 33,000 24,790
4.65%, 3/1/2068 3,000 2,432
JB Hunt Transport Services, Inc.
4.90%, 3/15/2030 30,000 30,415
Norfolk Southern Corp.
5.95%, 3/15/2064 50,000 50,897
Ryder System, Inc.
6.60%, 12/1/2033 50,000 54,992
Union Pacific Corp.
4.50%, 1/20/2033 80,000 79,078
2.89%, 4/6/2036 40,000 32,859
4.50%, 9/10/2048 55,000 46,483
4.30%, 3/1/2049 20,000 16,391
5.60%, 12/1/2054 110,000 108,826
747,499
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories
1.40%, 6/30/2030 98,000 85,888
4.90%, 11/30/2046 98,000 91,431
Baxter International, Inc.
1.73%, 4/1/2031 50,000 42,597
3.13%, 12/1/2051 58,000 36,563
Becton Dickinson & Co.
2.82%, 5/20/2030 50,000 46,202
1.96%, 2/11/2031 50,000 43,360
3.79%, 5/20/2050 50,000 37,088
Boston Scientific Corp.
2.65%, 6/1/2030 100,000 92,214
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 2.0% (continued)
GE HealthCare Technologies, Inc.
5.86%, 3/15/2030 $ 120,000 $ 126,230
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 59,978
4.50%, 3/30/2033 5,000 4,933
Medtronic, Inc.
4.38%, 3/15/2035 80,000 77,103
Stryker Corp.
4.63%, 9/11/2034 90,000 87,998
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 30,000 28,611
860,196
Health Care Providers & Services - 5.8%
Aetna, Inc.
3.88%, 8/15/2047 40,000 29,045
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 29,137
Cencora , Inc.
2.70%, 3/15/2031 50,000 45,115
5.13%, 2/15/2034 30,000 30,136
Centene Corp.
2.45%, 7/15/2028 20,000 18,235
2.63%, 8/1/2031 80,000 66,805
Cigna Group (The)
4.38%, 10/15/2028 30,000 29,893
5.25%, 2/15/2034 20,000 20,202
4.80%, 8/15/2038 90,000 83,521
6.13%, 11/15/2041 33,000 34,133
4.80%, 7/15/2046 30,000 25,919
3.88%, 10/15/2047 20,000 14,863
3.40%, 3/15/2051 79,000 52,614
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,529
4.30%, 3/25/2028 100,000 99,332
5.25%, 2/21/2033 80,000 80,221
4.78%, 3/25/2038 130,000 118,792
5.05%, 3/25/2048 174,000 149,716
6.05%, 6/1/2054 30,000 29,322
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 44,978
4.10%, 5/15/2032 164,000 156,646
4.75%, 2/15/2033 20,000 19,708
5.20%, 2/15/2035 50,000 49,962
4.55%, 3/1/2048 32,000 26,139
3.70%, 9/15/2049 30,000 21,263
6.10%, 10/15/2052 14,000 14,093
5.13%, 2/15/2053 20,000 17,640
5.65%, 6/15/2054 40,000 37,874
5.85%, 11/1/2064 30,000 28,727
HCA, Inc.
3.13%, 3/15/2027 130,000 127,090
5.45%, 4/1/2031 20,000 20,556
3.63%, 3/15/2032 30,000 27,611
7.50%, 11/6/2033 77,000 87,321
5.60%, 4/1/2034 80,000 81,529

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.8% (continued)
HCA, Inc. (continued)
5.13%, 6/15/2039 $ 20,000 $ 18,751
4.38%, 3/15/2042 55,000 45,827
5.25%, 6/15/2049 20,000 17,689
4.63%, 3/15/2052 87,000 69,534
6.00%, 4/1/2054 15,000 14,565
Laboratory Corp. of America Holdings
4.35%, 4/1/2030 10,000 9,896
2.70%, 6/1/2031 50,000 44,824
4.80%, 10/1/2034 25,000 24,318
NYU Langone Hospitals
Series 2020, 3.38%, 7/1/2055 60,000 39,986
Orlando Health Obligated Group
5.48%, 10/1/2035 70,000 71,824
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 42,672
2.95%, 6/30/2030 50,000 46,462
2.80%, 6/30/2031 10,000 9,031
6.40%, 11/30/2033 10,000 10,939
UnitedHealth Group, Inc.
5.00%, 4/15/2034 50,000 49,616
6.05%, 2/15/2063 20,000 19,939
5.75%, 7/15/2064 70,000 66,616
Universal Health Services, Inc.
2.65%, 1/15/2032 120,000 101,643
Willis-Knighton Medical Center
Series 2018, 4.81%, 9/1/2048 40,000 34,216
2,489,015
Health Care REITs - 0.8%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 160,000 157,131
Healthcare Realty Holdings LP
REIT, 3.63%, 1/15/2028 30,000 29,124
REIT, 2.40%, 3/15/2030 20,000 17,854
REIT, 2.05%, 3/15/2031 7,000 5,891
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 19,227
Ventas Realty LP
REIT, 4.00%, 3/1/2028 23,000 22,718
REIT, 3.00%, 1/15/2030 48,000 44,894
REIT, 4.75%, 11/15/2030 30,000 29,961
REIT, 5.00%, 1/15/2035 20,000 19,592
346,392
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
Series I, REIT, 3.50%,
9/15/2030 10,000 9,275
Series J, REIT, 2.90%,
12/15/2031 10,000 8,737
REIT, 5.50%, 4/15/2035 20,000 19,735
37,747
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.
3.90%, 8/8/2029 70,000 66,795
6.20%, 8/15/2034 10,000 10,254
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 0.8% (continued)
Marriott International, Inc.
5.00%, 10/15/2027 $ 20,000 $ 20,252
4.90%, 4/15/2029 30,000 30,374
Series HH, 2.85%, 4/15/2031 63,000 57,110
5.30%, 5/15/2034 20,000 20,169
Starbucks Corp.
3.55%, 8/15/2029 70,000 68,037
4.45%, 8/15/2049 80,000 65,668
338,659
Household Durables - 0.2%
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,435
3.63%, 5/15/2030 7,000 6,691
NVR, Inc.
3.00%, 5/15/2030 14,000 13,063
PulteGroup, Inc.
5.00%, 1/15/2027 26,000 26,114
Toll Brothers Finance Corp.
3.80%, 11/1/2029 20,000 19,427
77,730
Household Products - 0.1%
Clorox Co. (The)
1.80%, 5/15/2030 10,000 8,836
4.60%, 5/1/2032 20,000 19,951
28,787
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC
5.80%, 3/1/2033 20,000 21,118
6.13%, 1/15/2034 40,000 43,024
64,142
Industrial REITs - 0.5%
Americold Realty Operating Partnership LP
REIT, 5.41%, 9/12/2034 10,000 9,724
Prologis LP
REIT, 4.88%, 6/15/2028 60,000 60,932
REIT, 4.63%, 1/15/2033 47,000 46,567
REIT, 5.13%, 1/15/2034 44,000 44,477
REIT, 5.00%, 1/31/2035 30,000 29,911
REIT, 4.38%, 9/15/2048 7,000 5,767
REIT, 3.00%, 4/15/2050 23,000 14,666
212,044
Insurance - 3.2%
Aflac, Inc.
3.60%, 4/1/2030 53,000 51,297
4.75%, 1/15/2049 10,000 8,628
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,466
5.25%, 3/30/2033 40,000 40,861
American International Group, Inc.
5.13%, 3/27/2033 15,000 15,184
4.38%, 6/30/2050 40,000 33,062
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 9,019
Arch Capital Group Ltd.
3.64%, 6/30/2050 20,000 14,504

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.2% (continued)
Arthur J Gallagher & Co.
5.15%, 2/15/2035 $ 110,000 $ 109,357
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 19,748
AXIS Specialty Finance LLC
4.90%, 1/15/2040(b) 27,000 25,975
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 14,823
3.85%, 12/22/2051 5,000 3,068
CNO Financial Group, Inc.
6.45%, 6/15/2034 15,000 15,627
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 18,552
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 19,893
3.20%, 9/17/2051 14,000 8,592
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048 5,000 4,160
3.60%, 8/19/2049 43,000 31,303
2.90%, 9/15/2051 14,000 8,791
Lincoln National Corp.
3.05%, 1/15/2030 17,000 15,899
Manulife Financial Corp.
3.70%, 3/16/2032 37,000 34,946
MetLife, Inc.
4.55%, 3/23/2030 90,000 90,713
5.38%, 7/15/2033 15,000 15,584
5.30%, 12/15/2034 10,000 10,227
10.75%, 8/1/2039 33,000 43,823
4.60%, 5/13/2046 30,000 26,456
5.00%, 7/15/2052 33,000 29,678
5.25%, 1/15/2054 24,000 22,502
Primerica, Inc.
2.80%, 11/19/2031 10,000 8,914
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 32,077
2.13%, 6/15/2030 58,000 51,837
5.38%, 3/15/2033 10,000 10,248
5.50%, 3/15/2053 8,000 7,693
Progressive Corp. (The)
4.20%, 3/15/2048 70,000 57,489
Prudential Financial, Inc.
3.00%, 3/10/2040 23,000 17,349
4.50%, 9/15/2047(b) 50,000 49,210
3.91%, 12/7/2047 25,000 19,366
4.35%, 2/25/2050 33,000 27,087
5.13%, 3/1/2052(b) 30,000 29,062
6.00%, 9/1/2052(b) 47,000 47,676
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 14,161
3.63%, 3/24/2032 10,000 9,296
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 20,000 20,515
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,657
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.2% (continued)
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 $ 50,000 $ 39,901
4.05%, 3/7/2048 8,000 6,414
4.10%, 3/4/2049 5,000 3,994
5.45%, 5/25/2053 37,000 35,938
Unum Group
4.00%, 6/15/2029 40,000 39,158
4.13%, 6/15/2051 24,000 17,720
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,426
3.15%, 9/30/2061 30,000 18,163
Willis North America, Inc.
5.35%, 5/15/2033 30,000 30,606
5.90%, 3/5/2054 20,000 19,707
1,390,402
Interactive Media & Services - 1.2%
Alphabet, Inc.
0.80%, 8/15/2027 170,000 159,511
1.10%, 8/15/2030 10,000 8,622
1.90%, 8/15/2040 7,000 4,655
2.05%, 8/15/2050 60,000 33,122
2.25%, 8/15/2060 130,000 68,317
Meta Platforms, Inc.
4.60%, 5/15/2028 90,000 91,139
5.60%, 5/15/2053 40,000 39,674
5.40%, 8/15/2054 40,000 38,653
5.75%, 5/15/2063 83,000 83,393
5.55%, 8/15/2064 10,000 9,702
536,788
IT Services - 0.9%
Genpact Luxembourg Sarl
6.00%, 6/4/2029 10,000 10,324
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 100,000 95,465
International Business Machines Corp.
4.50%, 2/6/2028 160,000 160,755
4.15%, 5/15/2039 100,000 87,574
2.85%, 5/15/2040 72,000 52,730
406,848
Leisure Products - 0.2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 23,348
5.10%, 4/1/2052 20,000 15,483
Hasbro, Inc.
3.90%, 11/19/2029 33,000 31,814
6.35%, 3/15/2040 10,000 10,310
80,955
Machinery - 1.1%
AGCO Corp.
5.80%, 3/21/2034 10,000 10,192
Caterpillar, Inc.
3.25%, 9/19/2049 110,000 76,716
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,883

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.1% (continued)
Cummins, Inc.
4.90%, 2/20/2029 $ 120,000 $ 122,437
5.15%, 2/20/2034 30,000 30,502
Deere & Co.
7.13%, 3/3/2031 20,000 22,682
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 38,973
5.31%, 6/15/2031 80,000 82,576
Stanley Black & Decker, Inc.
6.00%, 3/6/2028 20,000 20,702
4.85%, 11/15/2048 10,000 8,498
2.75%, 11/15/2050 22,000 12,565
Westinghouse Air Brake Technologies Corp.
5.61%, 3/11/2034 10,000 10,339
Xylem, Inc.
1.95%, 1/30/2028 20,000 18,919
2.25%, 1/30/2031 17,000 14,994
479,978
Marine Transportation - 0.0%(d)
Kirby Corp.
4.20%, 3/1/2028 20,000 19,766
Media - 2.5%
Comcast Corp.
4.55%, 1/15/2029 90,000 90,622
2.65%, 2/1/2030 247,000 228,644
5.50%, 11/15/2032 90,000 93,911
4.65%, 2/15/2033 67,000 66,271
4.60%, 10/15/2038 20,000 18,398
4.00%, 3/1/2048 64,000 49,029
4.00%, 11/1/2049 40,000 30,186
2.89%, 11/1/2051 250,000 150,199
5.35%, 5/15/2053 10,000 9,178
2.99%, 11/1/2063 170,000 94,760
5.50%, 5/15/2064 3,000 2,764
Fox Corp.
4.71%, 1/25/2029 50,000 50,258
5.58%, 1/25/2049 55,000 51,474
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 30,000 22,293
Paramount Global
4.95%, 1/15/2031 25,000 24,379
4.38%, 3/15/2043 30,000 22,706
5.25%, 4/1/2044 30,000 24,234
4.95%, 5/19/2050 80,000 61,752
1,091,058
Metals & Mining - 0.9%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2033 30,000 30,731
5.30%, 2/21/2035 100,000 102,076
Newmont Corp.
3.25%, 5/13/2030 60,000 56,801
2.60%, 7/15/2032 10,000 8,858
5.88%, 4/1/2035 57,000 60,504
5.75%, 11/15/2041 10,000 10,064
4.20%, 5/13/2050 25,000 20,354
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 0.9% (continued)
Nucor Corp.
5.10%, 6/1/2035 $ 80,000 $ 80,212
369,600
Multi-Utilities - 1.4%
Ameren Corp.
5.38%, 3/15/2035 40,000 40,278
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030 80,000 76,718
2.40%, 6/15/2031 50,000 44,644
5.20%, 3/1/2033 10,000 10,287
5.50%, 3/15/2034 50,000 51,927
Series E, 4.65%, 12/1/2048 22,000 18,977
6.15%, 11/15/2052 7,000 7,323
5.90%, 11/15/2053 10,000 10,175
5.70%, 5/15/2054 30,000 29,795
4.50%, 5/15/2058 55,000 44,340
National Grid plc
5.60%, 6/12/2028 15,000 15,426
5.81%, 6/12/2033 25,000 26,144
NiSource, Inc.
6.95%, 11/30/2054(b) 35,000 36,268
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 3,000 3,089
1.60%, 8/15/2030 10,000 8,619
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030 20,000 17,359
2.95%, 8/15/2051 87,000 54,853
5.55%, 4/15/2054 10,000 9,591
Sempra
3.70%, 4/1/2029 10,000 9,700
5.50%, 8/1/2033 20,000 20,443
3.80%, 2/1/2038 66,000 54,545
4.00%, 2/1/2048 33,000 24,480
614,981
Office REITs - 0.6%
Boston Properties LP
REIT, 3.25%, 1/30/2031 80,000 73,364
REIT, 2.45%, 10/1/2033 33,000 26,468
REIT, 5.75%, 1/15/2035 20,000 20,118
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 10,000 9,131
REIT, 2.75%, 4/15/2031 20,000 17,720
Cousins Properties LP
REIT, 5.88%, 10/1/2034 10,000 10,289
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 30,000 27,313
REIT, 7.65%, 2/1/2034 10,000 11,273
Kilroy Realty LP
REIT, 4.75%, 12/15/2028 30,000 29,684
REIT, 6.25%, 1/15/2036 17,000 17,070
Piedmont Operating Partnership LP
REIT, 3.15%, 8/15/2030 10,000 8,898
REIT, 2.75%, 4/1/2032 7,000 5,856
257,184

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 7.6%
Boardwalk Pipelines LP
3.40%, 2/15/2031 $ 40,000 $ 36,951
BP Capital Markets America, Inc.
3.02%, 1/16/2027 100,000 98,251
3.00%, 3/17/2052 60,000 37,724
3.38%, 2/8/2061 100,000 64,157
BP Capital Markets plc
3.72%, 11/28/2028 80,000 78,450
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039 30,000 24,675
Cheniere Energy, Inc.
4.63%, 10/15/2028 29,000 28,845
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045 10,000 9,695
ConocoPhillips Co.
4.85%, 1/15/2032 60,000 60,404
5.00%, 1/15/2035 200,000 198,811
DCP Midstream Operating LP
3.25%, 2/15/2032 20,000 17,829
Enbridge, Inc.
6.20%, 11/15/2030 10,000 10,654
2.50%, 8/1/2033 30,000 24,968
5.63%, 4/5/2034 80,000 81,866
6.70%, 11/15/2053 75,000 80,959
5.95%, 4/5/2054 5,000 4,953
5.50%, 7/15/2077(b) 50,000 49,503
Enterprise Products Operating LLC
5.55%, 2/16/2055 130,000 124,421
5.38%, 2/15/2078(b) 20,000 19,746
Hess Corp.
6.00%, 1/15/2040 57,000 61,002
Kinder Morgan, Inc.
2.00%, 2/15/2031 14,000 12,201
5.40%, 2/1/2034 110,000 111,121
5.30%, 12/1/2034 30,000 29,946
5.55%, 6/1/2045 33,000 30,971
5.20%, 3/1/2048 27,000 24,037
3.60%, 2/15/2051 10,000 6,839
5.45%, 8/1/2052 35,000 31,916
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,478
4.50%, 4/1/2048 58,000 45,011
Occidental Petroleum Corp.
5.00%, 8/1/2027 50,000 50,360
6.13%, 1/1/2031 40,000 41,366
6.45%, 9/15/2036 65,000 66,153
Zero Coupon, 10/10/2036 50,000 28,755
6.60%, 3/15/2046 30,000 29,640
6.05%, 10/1/2054 5,000 4,571
ONEOK, Inc.
5.55%, 11/1/2026 200,000 202,099
6.10%, 11/15/2032 25,000 26,432
5.20%, 7/15/2048 20,000 17,291
4.85%, 2/1/2049 30,000 24,411
4.50%, 3/15/2050 60,000 45,912
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 7.6% (continued)
ONEOK, Inc. (continued)
5.70%, 11/1/2054 $ 30,000 $ 27,550
5.85%, 11/1/2064 70,000 64,553
Pioneer Natural Resources Co.
2.15%, 1/15/2031 30,000 26,547
Plains All American Pipeline LP
4.50%, 12/15/2026 100,000 99,915
3.80%, 9/15/2030 75,000 71,478
Sabine Pass Liquefaction LLC
5.90%, 9/15/2037 40,000 41,904
Shell Finance US, Inc.
4.55%, 8/12/2043 100,000 87,651
4.38%, 5/11/2045 60,000 50,537
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/2027(a) 50,000 50,169
6.18%, 10/1/2054(a) 10,000 9,487
Targa Resources Corp.
6.50%, 3/30/2034 100,000 107,449
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 47,235
3.46%, 7/12/2049 50,000 35,260
3.13%, 5/29/2050 60,000 39,618
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 9,911
5.49%, 4/5/2054 70,000 67,062
Transcanada Trust
5.60%, 3/7/2082(b) 30,000 29,174
Valero Energy Corp.
4.00%, 4/1/2029 30,000 29,429
2.80%, 12/1/2031 60,000 53,373
4.00%, 6/1/2052 30,000 21,274
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 49,289
4.80%, 11/15/2029 50,000 50,391
5.65%, 3/15/2033 73,000 75,596
5.15%, 3/15/2034 5,000 4,980
5.60%, 3/15/2035 30,000 30,664
5.75%, 6/24/2044 33,000 32,405
5.10%, 9/15/2045 37,000 33,350
4.85%, 3/1/2048 39,000 33,419
5.30%, 8/15/2052 14,000 12,711
3,264,755
Paper & Forest Products - 0.1%
Suzano Austria GmbH
3.75%, 1/15/2031 20,000 18,608
Series DM3N, 3.13%,
1/15/2032 50,000 43,954
62,562
Passenger Airlines - 0.1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 27,288
Personal Care Products - 0.3%
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028 20,000 19,996
2.60%, 4/15/2030 30,000 27,554

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.3% (continued)
Estee Lauder Cos., Inc. (The) (continued)
1.95%, 3/15/2031 $ 83,000 $ 72,198
4.15%, 3/15/2047 10,000 7,835
5.15%, 5/15/2053 5,000 4,820
132,403
Pharmaceuticals - 5.4%
AstraZeneca Finance LLC
4.88%, 3/3/2033 53,000 53,636
5.00%, 2/26/2034 60,000 60,808
AstraZeneca plc
4.00%, 9/18/2042 55,000 46,344
4.38%, 11/16/2045 30,000 26,129
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 160,000 149,681
6.40%, 11/15/2063 20,000 21,429
5.65%, 2/22/2064 190,000 183,526
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 31,955
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 72,000 79,496
Johnson & Johnson
6.95%, 9/1/2029 50,000 55,471
3.63%, 3/3/2037 80,000 70,860
2.10%, 9/1/2040 100,000 68,497
2.25%, 9/1/2050 20,000 11,608
5.25%, 6/1/2054 60,000 59,151
2.45%, 9/1/2060 17,000 9,354
Merck & Co., Inc.
4.05%, 5/17/2028 100,000 99,877
4.50%, 5/17/2033 30,000 29,761
3.90%, 3/7/2039 20,000 17,419
2.35%, 6/24/2040 93,000 64,809
4.90%, 5/17/2044 55,000 50,909
2.75%, 12/10/2051 15,000 9,110
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 48,454
2.20%, 8/14/2030 85,000 77,034
4.20%, 9/18/2034 60,000 57,576
2.75%, 8/14/2050 75,000 47,123
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/2043 30,000 28,401
5.34%, 5/19/2063 142,000 129,989
Pfizer, Inc.
1.75%, 8/18/2031 33,000 28,375
4.10%, 9/15/2038 275,000 244,328
3.90%, 3/15/2039 40,000 34,596
7.20%, 3/15/2039 57,000 67,141
2.55%, 5/28/2040 63,000 44,803
2.70%, 5/28/2050 20,000 12,224
Sanofi SA
3.63%, 6/19/2028 15,000 14,785
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030 320,000 285,960
2,320,619
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.3%
Automatic Data Processing, Inc.
4.45%, 9/9/2034 $ 10,000 $ 9,757
Equifax, Inc.
4.80%, 9/15/2029 55,000 55,356
3.10%, 5/15/2030 37,000 34,485
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 21,258
120,856
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,769
5.95%, 8/15/2034 18,000 18,966
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,683
47,418
Residential REITs - 0.8%
AvalonBay Communities, Inc.
REIT, 1.90%, 12/1/2028 40,000 37,046
REIT, 5.00%, 2/15/2033 14,000 14,113
REIT, 4.35%, 4/15/2048 20,000 16,669
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 46,423
ERP Operating LP
REIT, 3.00%, 7/1/2029 67,000 63,546
REIT, 1.85%, 8/1/2031 18,000 15,491
Essex Portfolio LP
REIT, 1.70%, 3/1/2028 30,000 27,934
REIT, 1.65%, 1/15/2031 50,000 42,262
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 60,000 51,350
Store Capital LLC
REIT, 2.70%, 12/1/2031 20,000 17,026
UDR, Inc.
REIT, 5.13%, 9/1/2034 10,000 9,944
341,804
Retail REITs - 0.5%
Brixmor Operating Partnership LP
REIT, 2.25%, 4/1/2028 30,000 28,296
REIT, 2.50%, 8/16/2031 7,000 6,115
REIT, 5.50%, 2/15/2034 7,000 7,081
Federal Realty OP LP
REIT, 5.38%, 5/1/2028 30,000 30,614
REIT, 3.50%, 6/1/2030 10,000 9,489
REIT, 3.63%, 8/1/2046 10,000 7,054
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 70,000 68,418
Regency Centers LP
REIT, 4.13%, 3/15/2028 5,000 4,970
REIT, 3.70%, 6/15/2030 26,000 25,073
REIT, 4.65%, 3/15/2049 10,000 8,570
195,680
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 42,589

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2.3% (continued)
Intel Corp.
3.75%, 3/25/2027 $ 100,000 $ 98,656
2.00%, 8/12/2031 47,000 39,988
5.15%, 2/21/2034 30,000 29,674
5.63%, 2/10/2043 54,000 50,347
3.73%, 12/8/2047 87,000 59,539
4.75%, 3/25/2050 120,000 95,076
4.95%, 3/25/2060 48,000 37,778
Micron Technology, Inc.
5.30%, 1/15/2031 30,000 30,618
5.88%, 9/15/2033 30,000 31,287
3.37%, 11/1/2041 30,000 22,234
QUALCOMM, Inc.
2.15%, 5/20/2030 80,000 72,504
5.40%, 5/20/2033 80,000 83,746
6.00%, 5/20/2053 35,000 36,716
TSMC Arizona Corp.
3.88%, 4/22/2027 280,000 277,781
1,008,533
Software - 3.1%
Adobe, Inc.
4.80%, 4/4/2029 40,000 40,838
2.30%, 2/1/2030 33,000 30,317
5.30%, 1/17/2035 20,000 20,819
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,652
2.40%, 12/15/2031 10,000 8,730
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 49,841
Microsoft Corp.
2.40%, 8/8/2026 20,000 19,640
1.35%, 9/15/2030 100,000 87,545
3.45%, 8/8/2036 33,000 29,463
4.50%, 6/15/2047 65,000 58,480
2.53%, 6/1/2050 125,000 76,895
2.92%, 3/17/2052 40,000 26,390
2.68%, 6/1/2060 113,000 65,774
3.04%, 3/17/2062 55,000 34,854
Oracle Corp.
6.25%, 11/9/2032 170,000 182,996
4.70%, 9/27/2034 130,000 124,904
3.65%, 3/25/2041 100,000 78,182
5.55%, 2/6/2053 310,000 286,402
4.10%, 3/25/2061 115,000 81,341
ServiceNow, Inc.
1.40%, 9/1/2030 17,000 14,683
1,336,746
Specialized REITs - 0.4%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 70,000 66,082
REIT, 3.90%, 4/15/2032 60,000 56,579
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 29,216
REIT, 3.38%, 3/9/2033 30,000 26,783
178,660
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.0%
Home Depot, Inc. (The)
3.90%, 12/6/2028 $ 240,000 $ 238,386
4.25%, 4/1/2046 50,000 41,788
4.50%, 12/6/2048 75,000 64,006
4.95%, 9/15/2052 170,000 153,993
5.40%, 6/25/2064 55,000 52,488
Lowe's Cos., Inc.
3.65%, 4/5/2029 50,000 48,697
2.63%, 4/1/2031 70,000 62,895
5.50%, 10/15/2035 33,000 33,792
2.80%, 9/15/2041 138,000 95,778
4.55%, 4/5/2049 40,000 32,478
4.45%, 4/1/2062 26,000 19,942
5.85%, 4/1/2063 14,000 13,522
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,266
867,031
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.
1.20%, 2/8/2028 160,000 149,200
4.30%, 5/10/2033 70,000 69,898
4.45%, 5/6/2044 114,000 103,876
4.65%, 2/23/2046 190,000 172,784
4.85%, 5/10/2053 75,000 70,966
4.10%, 8/8/2062 47,000 37,007
Dell International LLC
5.50%, 4/1/2035 80,000 80,877
8.10%, 7/15/2036 110,000 132,326
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028 150,000 153,660
5.00%, 10/15/2034 110,000 106,711
HP, Inc.
5.50%, 1/15/2033 10,000 10,190
6.00%, 9/15/2041 53,000 53,406
1,140,901
Textiles, Apparel & Luxury Goods - 0.0%(d)
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 13,055
Water Utilities - 0.2%
American Water Capital Corp.
4.20%, 9/1/2048 80,000 64,497
Essential Utilities, Inc.
5.38%, 1/15/2034 10,000 10,122
4.28%, 5/1/2049 10,000 7,803
5.30%, 5/1/2052 10,000 9,031
91,453
Wireless Telecommunication Services - 0.3%
Vodafone Group plc
5.00%, 5/30/2038 48,000 45,943
5.63%, 2/10/2053 70,000 66,157

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.3% (continued)
Vodafone Group plc (continued)
5.88%, 6/28/2064 $ 20,000 $ 19,250
131,350
Total Corporate Bonds
(Cost $42,187,981) 41,283,456
Total Investments - 95.9%
(Cost $42,187,981) 41,283,456
Other assets less liabilities - 4.1% 1,784,784
NET ASSETS - 100.0% $43,068,240
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2025, the value of these securities amounted to
approximately $156,672 or 0.36% of net assets.
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2025.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
Security Type % of Net Assets
Corporate Bonds 95.9%
Others
(1)
4.1
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
{FamilyName}
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
July 31, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 86.5%
Aerospace & Defense - 0.2%
RTX Corp.
3.95%, 8/16/2025 $ 2,000,000 $ 1,999,176
Agricultural & Farm Machinery - 0.8%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,259,748
CNH Industrial Capital LLC
1.45%, 7/15/2026 7,402,000 7,187,515
4.50%, 10/8/2027 2,500,000 2,496,343
10,943,606
Agricultural Products & Services - 0.3%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 4,400,000 4,393,174
Apparel Retail - 0.6%
Ross Stores, Inc.
0.88%, 4/15/2026 7,600,000 7,401,761
Apparel, Accessories & Luxury Goods - 0.7%
Ralph Lauren Corp.
3.75%, 9/15/2025 9,675,000 9,659,591
Application Software - 1.0%
Intuit, Inc.
5.25%, 9/15/2026 4,950,000 4,996,112
Synopsys, Inc.
4.55%, 4/1/2027 7,800,000 7,812,223
12,808,335
Asset Management & Custody Banks - 3.1%
BlackRock Funding, Inc.
4.60%, 7/26/2027 12,180,000 12,274,662
Blackstone Private Credit Fund
7.05%, 9/29/2025 2,500,000 2,508,001
4.95%, 9/26/2027 1,290,000 1,285,146
Citadel Finance LLC
3.38%, 3/9/2026(a) 6,000,000 5,929,706
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.85%,
11/25/2026(b) 2,610,000 2,611,707
State Street Corp.
(SOFR + 0.85%), 5.28%,
8/3/2026(b) 10,000,000 10,044,223
4.33%, 10/22/2027 7,040,000 7,054,626
41,708,071
Automobile Manufacturers - 1.6%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.78%),
5.16%, 3/19/2027(a)(b) 8,300,000 8,305,813
Hyundai Capital America
5.45%, 6/24/2026(a) 1,000,000 1,007,097
(SOFR + 1.50%), 5.87%,
1/8/2027(a)(b) 1,500,000 1,514,464
(SOFR + 1.04%), 5.42%,
3/19/2027(a)(b) 1,000,000 1,002,232
(SOFR + 1.04%), 5.42%,
6/24/2027(a)(b) 5,000,000 5,009,828
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Manufacturers - 1.6% (continued)
Mercedes-Benz Finance North America LLC
(SOFR + 0.63%), 4.93%,
7/31/2026(a)(b) $ 4,100,000 $ 4,111,125
20,950,559
Broadline Retail - 0.6%
eBay, Inc.
5.90%, 11/22/2025 5,000,000 5,014,072
1.40%, 5/10/2026 3,500,000 3,418,347
8,432,419
Cable & Satellite - 0.3%
Comcast Corp.
3.95%, 10/15/2025 3,394,000 3,388,209
Cargo Ground Transportation - 0.7%
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 5,000,000 4,977,534
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(a) 5,000,000 4,948,438
9,925,972
Communications Equipment - 0.5%
Juniper Networks, Inc.
1.20%, 12/10/2025 7,200,000 7,105,807
Construction Machinery & Heavy Transportation Equipment
- 0.6%
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 5.26%,
9/25/2027(a)(b) 3,570,000 3,579,822
(SOFR + 0.84%), 5.21%,
1/13/2028(a)(b) 4,100,000 4,103,883
7,683,705
Consumer Finance - 7.7%
AerCap Ireland Capital DAC
4.45%, 10/1/2025 10,000,000 9,994,581
American Express Co.
(United States SOFR
Compounded Index + 1.35%),
5.71%, 10/30/2026(b) 3,500,000 3,513,109
6.34%, 10/30/2026(c) 700,000 702,764
(SOFR + 0.75%), 5.11%,
4/23/2027(b) 3,000,000 3,008,143
(United States SOFR
Compounded Index + 0.97%),
5.33%, 7/28/2027(b) 4,000,000 4,015,420
American Honda Finance Corp.
(United States SOFR
Compounded Index + 0.79%),
5.16%, 10/3/2025(b) 2,100,000 2,102,289
(SOFR + 0.55%), 4.95%,
5/21/2026(b) 300,000 300,363
(SOFR + 0.77%), 5.16%,
3/12/2027(b) 5,000,000 5,006,571
(SOFR + 0.72%), 5.08%,
10/22/2027(b) 11,000,000 10,982,054

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 7.7% (continued)
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(a) $ 3,200,000 $ 3,214,394
Caterpillar Financial Services Corp.
(SOFR + 0.46%), 4.85%,
2/27/2026(b) 7,000,000 7,007,752
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.35%),
5.75%, 5/8/2027(b) 2,169,000 2,177,099
(SOFR + 1.29%), 5.66%,
1/7/2030(b) 8,800,000 8,694,251
John Deere Capital Corp.
(SOFR + 0.44%), 4.77%,
3/6/2026(b) 10,000,000 10,011,592
(SOFR + 0.79%), 5.12%,
6/8/2026(b) 1,300,000 1,304,289
(SOFR + 0.40%), 4.69%,
1/5/2027(b) 10,000,000 10,008,967
(SOFR + 0.60%), 4.93%,
6/11/2027(b) 2,000,000 2,007,926
Toyota Motor Credit Corp.
(SOFR + 0.65%), 5.04%,
9/11/2025(b) 5,000,000 5,002,900
(SOFR + 0.47%), 4.84%,
1/8/2027(b) 14,000,000 13,997,068
103,051,532
Consumer Staples Merchandise Retail - 0.7%
Walmart, Inc.
(United States SOFR
Compounded Index + 0.43%),
4.79%, 4/28/2027(b) 9,500,000 9,538,690
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026 1,000,000 990,146
Diversified Banks - 21.0%
Bank of America Corp.
(SOFR + 1.11%), 5.51%,
5/9/2029(b) 24,000,000 24,181,342
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
5.00%, 9/15/2026(b) 3,300,000 3,309,075
(SOFR + 0.86%), 5.22%,
1/27/2029(b) 8,000,000 8,008,960
Bank of New Zealand
(SOFR + 0.81%), 5.17%,
1/27/2027(a)(b) 4,000,000 4,013,382
Bank of Nova Scotia (The)
(United States SOFR
Compounded Index + 0.55%),
4.94%, 3/2/2026(b) 4,000,000 4,003,961
(SOFR + 0.61%), 4.99%,
9/15/2026(b) 1,780,000 1,782,563
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 5.49%,
1/23/2027(a)(b) 2,940,000 2,960,446
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 21.0% (continued)
Banque Federative du Credit Mutuel SA
(continued)
(United States SOFR
Compounded Index + 1.07%),
5.47%, 2/16/2028(a)(b) $ 10,000,000 $ 10,089,011
(United States SOFR
Compounded Index + 1.23%),
5.59%, 1/22/2030(a)(b) 2,900,000 2,916,521
Barclays plc
(SOFR + 1.49%), 5.88%,
3/12/2028(b) 9,000,000 9,074,526
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 4,150,000 4,196,516
(SOFR + 0.72%), 5.09%,
1/13/2028(b) 10,000,000 10,014,454
Citibank NA
4.93%, 8/6/2026 4,000,000 4,018,888
(United States SOFR
Compounded Index + 1.06%),
5.45%, 12/4/2026(b) 3,000,000 3,023,714
Citigroup, Inc.
(SOFR + 0.77%), 5.15%,
6/9/2027(b) 3,500,000 3,503,385
(SOFR + 0.87%), 5.29%,
3/4/2029(b) 10,286,000 10,304,155
Commonwealth Bank of Australia
4.42%, 3/14/2028 3,200,000 3,218,404
Credit Agricole SA
(SOFR + 0.87%), 5.26%,
3/11/2027(a)(b) 6,670,000 6,688,289
4.63%, 9/11/2028(a)(c) 5,210,000 5,207,602
Fifth Third Bank NA
(SOFR + 0.81%), 5.17%,
1/28/2028(b) 4,900,000 4,901,320
HSBC Holdings plc
3.90%, 5/25/2026 3,000,000 2,986,888
(SOFR + 1.04%), 5.44%,
11/19/2028(b) 1,800,000 1,800,374
(SOFR + 1.03%), 5.42%,
3/3/2029(b) 5,600,000 5,610,252
HSBC USA, Inc.
(SOFR + 0.97%), 5.36%,
6/3/2028(b) 4,500,000 4,533,642
ING Groep NV
(United States SOFR
Compounded Index + 1.01%),
5.33%, 4/1/2027(b) 5,582,000 5,599,740
JPMorgan Chase & Co.
(SOFR + 0.77%), 5.15%,
9/22/2027(b) 2,500,000 2,508,848
(SOFR + 0.80%), 5.16%,
1/24/2029(b) 9,100,000 9,114,312
JPMorgan Chase Bank NA
(SOFR + 1.00%), 5.39%,
12/8/2026(b) 2,000,000 2,014,922

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 21.0% (continued)
Lloyds Banking Group plc
4.72%, 8/11/2026(c) $ 2,300,000 $ 2,299,632
(United States SOFR
Compounded Index + 1.06%),
5.37%, 11/26/2028(b) 9,000,000 9,048,291
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026 3,200,000 3,187,122
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.29%,
5/26/2028(b) 8,740,000 8,777,495
National Australia Bank Ltd.
(SOFR + 0.50%), 4.89%,
3/6/2028(a)(b) 3,000,000 3,001,550
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
5.41%, 7/2/2027(b) 6,260,000 6,284,482
NatWest Markets plc
(SOFR + 0.90%), 5.30%,
5/17/2027(a)(b) 10,250,000 10,311,951
Nordea Bank Abp
(SOFR + 0.70%), 5.08%,
3/17/2028(a)(b) 7,700,000 7,724,913
Royal Bank of Canada
(United States SOFR
Compounded Index + 0.53%),
4.89%, 1/20/2026(b) 2,750,000 2,752,868
(United States SOFR
Compounded Index + 0.57%),
4.93%, 4/27/2026(b) 2,000,000 2,003,609
(United States SOFR
Compounded Index + 0.46%),
4.87%, 8/3/2026(b) 5,000,000 5,007,462
(United States SOFR
Compounded Index + 0.59%),
5.00%, 11/2/2026(b) 7,200,000 7,214,845
(United States SOFR
Compounded Index + 0.83%),
5.19%, 1/24/2029(b) 5,000,000 5,007,250
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 5.28%,
3/5/2027(a)(b) 3,000,000 3,019,975
Societe Generale SA
(SOFR + 1.41%), 5.78%,
4/13/2029(a)(b) 1,900,000 1,906,756
Standard Chartered plc
6.17%, 1/9/2027(a)(c) 2,100,000 2,112,311
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 5.19%,
1/14/2027(b) 1,480,000 1,488,444
(SOFR + 1.17%), 5.46%,
7/9/2029(b) 1,500,000 1,514,700
Swedbank AB
5.47%, 6/15/2026(a) 10,500,000 10,589,941
(SOFR + 1.03%), 5.43%,
11/20/2029(a)(b) 2,800,000 2,842,564
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 21.0% (continued)
Toronto-Dominion Bank (The)
(SOFR + 1.08%), 5.45%,
7/17/2026(b) $ 4,010,000 $ 4,037,530
(SOFR + 0.59%), 4.98%,
9/10/2026(b) 2,000,000 2,002,850
Wells Fargo & Co.
(SOFR + 0.78%), 5.14%,
1/24/2028(b) 8,000,000 8,011,904
Westpac Banking Corp.
(SOFR + 0.42%), 4.79%,
4/16/2026(b) 3,710,000 3,713,472
(SOFR + 0.52%), 4.91%,
6/3/2026(b) 500,000 500,830
(SOFR + 0.46%), 4.83%,
10/20/2026(b) 8,000,000 8,011,453
(SOFR + 0.82%), 5.20%,
7/1/2030(b) 930,000 936,147
282,895,839
Diversified Capital Markets - 1.6%
Deutsche Bank AG
(SOFR + 1.21%), 5.58%,
1/10/2029(b) 7,000,000 7,025,725
Macquarie Bank Ltd.
5.27%, 7/2/2027(a) 1,290,000 1,312,208
(SOFR + 0.74%), 5.13%,
6/12/2028(a)(b) 13,000,000 13,034,970
21,372,903
Diversified Chemicals - 0.2%
LYB International Finance III LLC
1.25%, 10/1/2025 2,497,000 2,481,380
Diversified Metals & Mining - 1.8%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026 5,000,000 5,008,398
Glencore Funding LLC
(United States SOFR
Compounded Index + 0.75%),
5.13%, 10/1/2026(a)(b) 10,000,000 10,010,443
Rio Tinto Finance USA plc
(United States SOFR
Compounded Index + 0.84%),
5.22%, 3/14/2028(b) 9,400,000 9,470,179
24,489,020
Diversified REITs - 0.9%
Simon Property Group LP
REIT, 3.50%, 9/1/2025 11,426,000 11,414,709
Diversified Support Services - 0.2%
Element Fleet Management Corp.
6.27%, 6/26/2026(a) 2,820,000 2,855,916
Electric Utilities - 0.8%
NextEra Energy Capital Holdings, Inc.
(United States SOFR
Compounded Index + 0.76%),
5.12%, 1/29/2026(b) 4,000,000 4,009,301

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 0.8% (continued)
NextEra Energy Capital Holdings, Inc.
(continued)
(United States SOFR
Compounded Index + 0.80%),
5.21%, 2/4/2028(b) $ 6,700,000 $ 6,755,480
10,764,781
Electrical Components & Equipment - 0.3%
Hubbell, Inc.
3.35%, 3/1/2026 4,679,000 4,642,442
Fertilizers & Agricultural Chemicals - 0.3%
Nutrien Ltd.
5.95%, 11/7/2025 1,020,000 1,022,305
4.50%, 3/12/2027 3,300,000 3,296,131
4,318,436
Food Distributors - 0.8%
Sysco Corp.
3.75%, 10/1/2025 2,500,000 2,495,702
3.30%, 7/15/2026 3,000,000 2,965,749
3.25%, 7/15/2027 5,370,000 5,255,315
10,716,766
Health Care Distributors - 0.7%
Cencora , Inc.
4.63%, 12/15/2027 2,090,000 2,099,453
McKesson Corp.
0.90%, 12/3/2025 7,439,000 7,343,890
9,443,343
Health Care Equipment - 1.3%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 7,200,000 7,212,730
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,319,425
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 3,906,000 3,920,320
17,452,475
Health Care Facilities - 0.1%
HCA, Inc.
5.00%, 3/1/2028 1,660,000 1,678,169
Home Improvement Retail - 2.0%
Home Depot, Inc. (The)
(SOFR + 0.33%), 4.63%,
12/24/2025(b) 8,040,000 8,045,907
5.15%, 6/25/2026 5,018,000 5,053,277
Lowe's Cos., Inc.
4.80%, 4/1/2026 7,600,000 7,607,701
2.50%, 4/15/2026 5,800,000 5,713,480
26,420,365
Homebuilding - 1.6%
DR Horton, Inc.
2.60%, 10/15/2025 15,000,000 14,935,253
Lennar Corp.
5.25%, 6/1/2026 6,300,000 6,302,427
21,237,680
Hotels, Resorts & Cruise Lines - 0.7%
Marriott International, Inc.
3.75%, 10/1/2025 5,600,000 5,589,308
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Resorts & Cruise Lines - 0.7% (continued)
Royal Caribbean Cruises Ltd.
7.50%, 10/15/2027 $ 3,000,000 $ 3,157,500
8,746,808
Industrial Machinery & Supplies & Components - 0.2%
Stanley Black & Decker, Inc.
6.27%, 3/6/2026 2,020,000 2,019,856
Insurance Brokers - 1.2%
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,265,073
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
5.10%, 11/8/2027(b) 5,870,000 5,899,345
16,164,418
Integrated Oil & Gas - 0.7%
BP Capital Markets America, Inc.
3.41%, 2/11/2026 10,000,000 9,937,407
Integrated Telecommunication Services - 0.4%
AT&T, Inc.
1.70%, 3/25/2026 5,000,000 4,909,266
Interactive Home Entertainment - 0.7%
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 10,000,000 10,020,971
Investment Banking & Brokerage - 2.4%
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
4.92%, 5/13/2026(b) 1,000,000 1,000,456
(United States SOFR
Compounded Index + 1.05%),
5.44%, 3/3/2027(b) 6,500,000 6,557,616
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026 5,000,000 4,976,830
(SOFR + 1.07%), 5.47%,
8/10/2026(b) 9,598,000 9,604,274
LPL Holdings, Inc.
4.90%, 4/3/2028 2,500,000 2,513,903
Mizuho Markets Cayman LP
(SOFR + 0.53%, 0.10%
Floor), 4.95%, 1/9/2026(a)(b) 2,900,000 2,902,177
Morgan Stanley
(SOFR + 1.02%), 5.39%,
4/13/2028(b) 4,456,000 4,478,700
32,033,956
IT Consulting & Other Services - 1.0%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,470,760
International Business Machines Corp.
3.45%, 2/19/2026 3,100,000 3,082,481
3.30%, 5/15/2026 6,500,000 6,442,569
13,995,810
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,500,160

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Managed Health Care - 1.0%
Elevance Health, Inc.
4.50%, 10/30/2026 $ 1,490,000 $ 1,490,926
UnitedHealth Group, Inc.
(SOFR + 0.50%), 4.87%,
7/15/2026(b) 9,387,000 9,408,427
4.40%, 6/15/2028 3,000,000 3,001,764
13,901,117
Metal, Glass & Plastic Containers - 0.5%
Berry Global, Inc.
1.57%, 1/15/2026 7,300,000 7,189,436
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.92%, 11/18/2027(b) 5,200,000 5,208,289
Dominion Energy, Inc.
3.90%, 10/1/2025 3,300,000 3,295,754
DTE Energy Co.
2.85%, 10/1/2026 3,100,000 3,042,201
11,546,244
Oil & Gas Equipment & Services - 0.2%
Halliburton Co.
3.80%, 11/15/2025 1,957,000 1,950,540
Schlumberger Holdings Corp.
5.00%, 5/29/2027(a) 641,000 647,641
2,598,181
Oil & Gas Exploration & Production - 0.4%
Pioneer Natural Resources Co.
5.10%, 3/29/2026 6,000,000 6,022,368
Oil & Gas Refining & Marketing - 0.3%
Phillips 66
1.30%, 2/15/2026 4,000,000 3,927,607
Oil & Gas Storage & Transportation - 1.1%
Enterprise Products Operating LLC
5.05%, 1/10/2026 720,000 721,296
Williams Cos., Inc. (The)
5.40%, 3/2/2026 14,000,000 14,064,319
14,785,615
Packaged Foods & Meats - 2.5%
Campbell's Co. (The)
5.30%, 3/20/2026 960,000 963,835
Conagra Brands, Inc.
4.60%, 11/1/2025 6,000,000 5,992,922
Kellanova
3.25%, 4/1/2026 12,092,000 12,002,834
Kraft Heinz Foods Co.
3.00%, 6/1/2026 8,400,000 8,289,827
McCormick & Co., Inc.
0.90%, 2/15/2026 620,000 607,232
Mead Johnson Nutrition Co.
4.13%, 11/15/2025 3,698,000 3,692,581
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 1,990,614
33,539,845
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 4.89%,
2/20/2026(b) $ 3,182,000 $ 3,186,137
GlaxoSmithKline Capital plc
(SOFR + 0.50%), 4.89%,
3/12/2027(b) 8,300,000 8,330,009
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2026 11,400,000 11,405,957
22,922,103
Rail Transportation - 0.2%
CSX Corp.
3.35%, 11/1/2025 2,250,000 2,242,608
Regional Banks - 4.8%
Citizens Financial Group, Inc.
2.85%, 7/27/2026 6,500,000 6,389,832
Huntington National Bank (The)
4.87%, 4/12/2028(c) 4,100,000 4,120,915
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025 4,000,000 4,006,156
4.65%, 1/27/2026 6,654,000 6,653,229
PNC Bank NA
(SOFR + 0.50%), 4.87%,
1/15/2027(b) 2,000,000 2,001,448
4.54%, 5/13/2027(c) 7,500,000 7,490,791
(SOFR + 0.73%), 5.10%,
7/21/2028(b) 7,750,000 7,769,584
Santander Holdings USA, Inc.
6.12%, 5/31/2027(c) 3,250,000 3,283,194
(SOFR + 1.61%), 5.99%,
3/20/2029(b) 7,000,000 7,076,996
Truist Bank
(SOFR + 0.77%), 5.13%,
7/24/2028(b) 12,000,000 12,020,496
Truist Financial Corp.
6.05%, 6/8/2027(c) 3,000,000 3,031,283
63,843,924
Restaurants - 0.2%
Starbucks Corp.
4.50%, 5/15/2028 3,170,000 3,181,527
Self-Storage REITs - 0.3%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.70%),
5.07%, 4/16/2027(b) 4,180,000 4,187,846
Semiconductors - 1.5%
Advanced Micro Devices, Inc.
4.21%, 9/24/2026 6,100,000 6,099,887
Intel Corp.
4.88%, 2/10/2026 10,200,000 10,205,646
Microchip Technology, Inc.
4.25%, 9/1/2025 3,846,000 3,843,335
20,148,868

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Soft Drinks & Non-alcoholic Beverages - 1.8%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.99%,
11/15/2026(b) $ 10,010,000 $ 10,033,694
(United States SOFR
Compounded Index + 0.88%),
5.26%, 3/15/2027(b) 2,500,000 2,514,637
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.96%, 2/16/2027(b) 12,200,000 12,235,738
24,784,069
Specialized Finance - 0.6%
NTT Finance Corp.
(SOFR + 1.08%), 5.41%,
7/16/2028(a)(b) 8,000,000 8,075,656
Specialty Chemicals - 1.0%
DuPont de Nemours, Inc.
4.49%, 11/15/2025 11,750,000 11,736,789
Sherwin-Williams Co. (The)
4.25%, 8/8/2025 1,500,000 1,499,850
13,236,639
Systems Software - 2.4%
Fortinet, Inc.
1.00%, 3/15/2026 5,000,000 4,888,961
Oracle Corp.
1.65%, 3/25/2026 11,170,000 10,950,995
(SOFR + 0.76%), 5.17%,
8/3/2028(b) 9,400,000 9,458,957
VMware LLC
1.40%, 8/15/2026 7,200,000 6,975,465
32,274,378
Technology Hardware, Storage & Peripherals - 1.3%
Dell International LLC
6.02%, 6/15/2026 5,000,000 5,043,278
4.75%, 4/1/2028 2,750,000 2,771,968
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(d) 8,600,000 8,599,955
4.45%, 9/25/2026 1,470,000 1,468,460
17,883,661
Trading Companies & Distributors - 0.5%
Air Lease Corp.
1.88%, 8/15/2026 3,625,000 3,524,159
Aviation Capital Group LLC
4.88%, 10/1/2025(a) 3,000,000 2,995,124
6,519,283
Transaction & Payment Processing Services - 1.9%
Fiserv, Inc.
3.20%, 7/1/2026 5,700,000 5,631,412
Mastercard, Inc.
(United States SOFR
Compounded Index + 0.44%),
4.82%, 3/15/2028(b) 11,900,000 11,921,457
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Transaction & Payment Processing Services - 1.9% (continued)
PayPal Holdings, Inc.
(SOFR + 0.67%), 5.06%,
3/6/2028(b) $ 8,200,000 $ 8,235,424
25,788,293
Wireless Telecommunication Services - 0.7%
T-Mobile USA, Inc.
1.50%, 2/15/2026 947,000 931,590
2.25%, 2/15/2026 1,000,000 985,668
2.63%, 4/15/2026 7,700,000 7,590,919
9,508,177
Total Corporate Bonds
(Cost $1,160,497,317) 1,162,601,074
ASSET-BACKED SECURITIES - 6.9%
American Credit Acceptance Receivables Trust
Series 2025-3, Class B, 4.75%,
9/12/2029(a) 6,435,000 6,432,952
Americredit Automobile Receivables Trust
Series 2022-1, Class D, 3.23%,
2/18/2028 7,570,000 7,446,915
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%,
4/15/2028 5,000,000 5,007,042
Capital One Multi-Asset Execution Trust
Series 2022-A3, Class A, 4.95%,
10/15/2027 4,882,000 4,886,202
Series 2024-A1, Class A, 3.92%,
9/15/2029 9,000,000 8,942,038
CarMax Auto Owner Trust
Series 2023-1, Class D, 6.27%,
11/15/2029 2,600,000 2,652,416
Carvana Auto Receivables Trust
Series 2025-P2, Class A2, 4.56%,
8/10/2028 4,900,000 4,900,352
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,917,353
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%,
9/22/2028(a) 742,790 743,933
Drive Auto Receivables Trust
Series 2024-2, Class A2, 4.94%,
12/15/2027 930,136 930,680
Exeter Automobile Receivables Trust
Series 2024-5A, Class A2, 4.79%,
4/15/2027 1,009,421 1,009,438
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%,
4/15/2027 850,189 852,165
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 1,018,000 1,020,316
GM Financial Consumer Automobile Receivables Trust
Series 2022-3, Class A3, 3.64%,
4/16/2027 71,776 71,638

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Series 2024-4, Class A2A, 4.53%,
10/18/2027 $ 482,440 $ 482,380
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A2, 5.65%,
2/16/2027 181,525 181,708
Honda Auto Receivables Owner Trust
Series 2023-4, Class A2, 5.87%,
6/22/2026 3,486 3,486
Series 2024-1, Class A2, 5.36%,
9/15/2026 283,721 283,878
Series 2024-2, Class A2, 5.48%,
11/18/2026 612,984 613,817
Series 2024-4, Class A2, 4.56%,
3/15/2027 3,692,228 3,692,696
Series 2023-3, Class A3, 5.41%,
2/18/2028 4,031,467 4,055,330
Hyundai Auto Receivables Trust
Series 2023-C, Class A2A, 5.80%,
1/15/2027 160,477 160,577
Series 2024-C, Class A2A, 4.53%,
9/15/2027 696,234 696,147
Series 2023-B, Class A3, 5.48%,
4/17/2028 4,032,574 4,057,262
John Deere Owner Trust
Series 2024-C, Class A2A, 4.36%,
8/16/2027 2,222,222 2,219,361
Kubota Credit Owner Trust
Series 2025-1A, Class A2, 4.61%,
12/15/2027(a) 1,320,000 1,321,183
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A3, 5.95%,
11/15/2028 2,549,467 2,578,112
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%,
9/15/2027 94,368 94,306
Series 2025-2, Class A2, 4.71%,
6/15/2028 11,681,809 11,682,076
Tesla Auto Lease Trust
Series 2023-B, Class A3, 6.13%,
9/21/2026(a) 532,572 533,809
Series 2024-B, Class A2B, 4.94%,
1/20/2027(a)(e) 2,188,086 2,189,046
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%,
4/17/2028 4,562,127 4,583,166
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%,
6/20/2029 3,410,000 3,432,655
Series 2024-4, Class B, 5.40%,
6/20/2029 3,000,000 3,018,946
World Omni Auto Receivables Trust
Series 2023-D, Class A2A, 5.91%,
2/16/2027 95,015 95,054
Total Asset-Backed Securities
(Cost $92,840,093) 92,788,435
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 1.5%
U.S. Treasury Notes
4.38%, 7/31/2026
$ 8,000,000
$ 8,014,250
3.75%, 8/15/2027
4,250,000
4,234,063
3.88%, 10/15/2027
8,000,000
7,991,875
Total U.S. Treasury Obligations
(Cost $20,269,016) 20,240,188
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(a)(d) 7,170,110 7,182,759
Chase Home Lending Mortgage Trust
Series 2024-2, Class A4A, 6.00%,
2/25/2055(a)(e) 1,688,109 1,697,188
J.P. Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%,
8/25/2054(a)(e) 455,439 454,083
Series 2025-NQM1, Class A1,
5.59%, 6/25/2065(a)(d) 3,754,292 3,756,680
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(a)(d) 3,905,205 3,915,569
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(a)(d) 2,151,822 2,147,651
Total Collateralized Mortgage Obligations
(Cost $19,167,482) 19,153,930
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, 5.39%,
4/15/2034(a)(e) 2,354,897 2,337,235
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(e) 4,431,999 4,264,619
Total Commercial Mortgage-Backed Securities
(Cost $6,613,820) 6,601,854
MUNICIPAL BONDS - 0.2%
New Jersey Transportation Trust Fund Authority
Program Bonds
Series 2024 BB, 4.61%,
6/15/2026 (Cost $2,878,031) 2,882,626
SHORT-TERM INVESTMENTS - 2.9%
CERTIFICATES OF DEPOSIT - 0.8%
Mitsubishi UFJ Trust & Banking Corp.
(SOFR + 0.32%), 4.64%,
3/17/2026(b)
(Cost $10,000,000) 10,000,000 10,002,637

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Investments
Principal
Amount Value
U.S. GOVERNMENT AGENCY SECURITIES - 1.6%
FNMA
Zero Coupon, 8/1/2025
(Cost $21,000,000) $ 21,000,000 $ 20,997,527
U.S. TREASURY OBLIGATIONS - 0.5% (f)
U.S. Treasury Bills
4.44%, 8/7/2025
(Cost $7,234,783) 7,240,000 7,234,849
Total Short-Term Investments
(Cost $38,234,783) 38,235,013
Total Investments - 99.9%
(Cost $1,340,500,542) 1,342,503,120
Other assets less liabilities - 0.1% 1,840,376
NET ASSETS - 100.0% $1,344,343,496
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At July
31, 2025, the value of these securities amounted to
approximately $190,658,237 or 14.18% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of July 31, 2025.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of July 31,
2025.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of July 31, 2025.
(f) The rate shown was the current yield as of July 31,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
FlexShares ® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2025:
Australia 4.4%
Canada 5.4
Finland 0.6
France 2.2
Germany 2.0
Ireland 1.0
Japan 2.0
Netherlands 0.4
New Zealand 0.3
Sweden 1.2
United Kingdom 4.1
United States 76.3
Other
1
0.1
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)

Security Type % of Net Assets
Corporate Bonds 86.5%
Asset-Backed Securities 6.9
U.S. Treasury Obligations 1.5
Collateralized Mortgage Obligations 1.4
Commercial Mortgage-Backed Securities 0.5
Municipal Bonds 0.2
Short-Term Investments 2.9
Others
(1)
0.1
100.0%
(1)
Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Core Select Bond Fund
July 31, 2025 (Unaudited)
Investments Shares Value
EXCHANGE TRADED FUNDS - 98.1%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 268,757 $ 13,085,779
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 15,699 661,426
FlexShares® Disciplined
Duration MBS Index Fund(a) 836,907 17,213,503
FlexShares® iBoxx 3-Year Target
Duration TIPS Index Fund(a) 117,495 2,842,204
FlexShares® Ultra-Short Income
Fund(a)(b) 236,060 17,828,431
iShares 10+ Year Investment
Grade Corporate Bond ETF 766 38,231
iShares 1-3 Year Treasury Bond
ETF(b) 8,316 686,236
iShares 1-5 Year Investment
Grade Corporate Bond ETF(b) 13,166 692,926
iShares 20+ Year Treasury Bond
ETF 191,028 16,604,154
iShares 3-7 Year Treasury Bond
ETF 58,771 6,953,197
iShares 5-10 Year Investment
Grade Corporate Bond ETF(b) 446,680 23,741,042
iShares 7-10 Year Treasury Bond
ETF(b) 7,304 693,150
iShares MBS ETF 359,523 33,460,806
Total Exchange Traded Funds
(Cost $138,852,260) 134,501,085
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 13.0%(c)
REPURCHASE AGREEMENTS - 13.0%
CF Secured LLC
4.34%, dated 7/31/2025, due
8/1/2025, repurchase price
$16,384,450, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 8/15/2025 - 2/15/2054;
total market value $16,644,248 $ 16,382,475 16,382,475
TD Prime Services LLC
4.43%, dated 7/31/2025, due
8/1/2025, repurchase price
$3,000, collateralized by various
Common Stocks; total market
value $3,260 3,000 3,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
4.46%, dated 7/31/2025, due
8/1/2025, repurchase price
$1,500,186, collateralized by
various Common Stocks; total
market value $1,655,135 $ 1,500,000 $ 1,500,000
17,885,475
Total Securities Lending Reinvestments
(Cost $17,885,475) 17,885,475
SHORT-TERM INVESTMENTS - 0.3% (d)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills
4.20%, 9/11/2025 220,000 218,926
4.22%, 11/28/2025(e) 214,000 211,020
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $430,043) 429,946
Total Investments - 111.4%
(Cost $157,167,778) 152,816,506
Liabilities in excess of other assets - (11.4%) (15,664,535)
NET ASSETS - 100.0% $137,151,971

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

For the period ended July 31, 2025, the FlexShares® Core Select
Bond Fund was invested in securities of affiliated FlexShares®
Funds. The Schedules of Investments of the affiliated FlexShares®
Funds are located elsewhere in this Report.
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at July
31, 2025. The total value of securities on loan at July 31,
2025 was $18,152,440, collateralized in the form of cash
with a value of $17,885,475 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $645,890
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 4.88%,
and maturity dates ranging from August 12, 2025 –
November 15, 2054; a total value of $18,531,365.
(c) The security was purchased with cash collateral held
from securities on loan at July 31, 2025. The total value
of securities purchased was $17,885,475.
(d) The rate shown was the current yield as of July 31,
2025.
(e) All or a portion of the security pledged as collateral for
Futures Contracts.
Percentages shown are based on Net Assets.
Abbreviations
ETF — Exchange Traded Fund
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Investment in a company which was affiliated for the period ended July 31, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
July 31, 2025
Value
July 31, 2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 15,715,700 $ 1,097,648 $ 3,855,330 268,757 $ 13,085,779 $ 60,847 $ 509,027 $ 66,914
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 826,332 55,456 198,070 15,699 661,426 (13,114) 30,367 (9,178)
FlexShares®
Disciplined
Duration MBS
Index Fund 20,827,898 1,453,429 5,112,508 836,907 17,213,503 (205,113) 573,248 249,797
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund 3,392,003 240,011 840,875 117,495 2,842,204 48,370 89,409 2,695
FlexShares® Ultra-
Short Income
Fund 7,843,422 13,666,460 3,718,282 236,060 17,828,431 (16,501) 463,829 53,332
$48,605,355 $16,513,004 $13,725,065 1,474,918 $51,631,343 $(125,511) $1,665,880 $363,560
Futures Contracts
FlexShares® Core Select Bond Fund had the following open futures contracts as of July 31, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation )
Long Contracts
U.S. Treasury 2 Year Note 85 09/30/2025 USD $ 17,593,672 $ (29,601)
U.S. Treasury 5 Year Note 68 09/30/2025 USD 7,355,688 9,316
U.S. Treasury Long Bond 15 09/19/2025 USD 1,712,812 45,201
$ 24,916
Short Contracts
U.S. Treasury 10 Year Ultra Note (46) 09/19/2025 USD $ (5,201,594) $ (56,664)
$(31,748)
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)

Security Type % of Net Assets
Exchange Traded Funds 98.1%
Securities Lending Reinvestments 13.0
Short-Term Investments 0.3
Others
(1)
(11.4)
100.0%
(1)
Includes any other net assets/(liabilities).

Notes to the Financial Statements
July 31, 2025

Investment Valuation
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:
Level 1—Quoted prices in active markets for identical assets on the measurement date.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuations as of July 31, 2025 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 140,689,049 $ — $ — $ 140,689,049
Securities Lending Reinvestments
Repurchase Agreements — 7,209,520 — 7,209,520
Short-Term Investments — 114,384 — 114,384
Total Investments $ 140,689,049 $ 7,323,904 $ — $ 148,012,953
Other Financial Instruments
Assets
Futures Contracts $ 63,580 $ — $ — $ 63,580
Total Other Financial Instruments $ 63,580 $ — $ — $ 63,580

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 56,655,546 $ — $ — $ 56,655,546
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 1,032,855 — 1,032,855
Total Investments $ 56,655,546 $ 1,032,855 $ — $ 57,688,401
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 13,016 $ — $ 13,016
Liabilities
Futures Contracts $ (2,303) $ — $ — $ (2,303)
Forward Foreign Currency Contracts — (2,781) — (2,781)
Total Other Financial Instruments $ (2,303) $ 10,235 $ — $ 7,932
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks* $ 13,805,723 $ — $ — $ 13,805,723
Total Investments $ 13,805,723 $ — $ — $ 13,805,723
Other Financial Instruments
Assets
Futures Contracts $ 3,899 $ — $ — $ 3,899
  Forward Foreign Currency Contracts — 631 — 631
Total Other Financial Instruments $ 3,899 $ 631 $ — $ 4,530
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks* $ 1,711,551,376 $ — $ — $ 1,711,551,376
Rights — — — —
Warrants 94,492 — — 94,492
Securities Lending Reinvestments
Certificates of Deposit — 44,503,745 — 44,503,745
Repurchase Agreements — 105,907,784 — 105,907,784
Total Investments $ 1,711,645,868 $ 150,411,529 $ — $ 1,862,057,397
Other Financial Instruments
Assets
Futures Contracts $ 474,269 $ — $ — $ 474,269
Total Other Financial Instruments $ 474,269 $ — $ — $ 474,269

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 973,200 $ — $ — $ 973,200
Common Stocks
Banks 72,834,040 — 219 72,834,259
Energy Equipment & Services 3,663,274 — 9,211 3,672,485
Metals & Mining 26,278,854 — 12,495 26,291,349
Other* 418,078,181 — — 418,078,181
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 14,167,826 — 14,167,826
Total Investments $ 521,827,549 $ 14,167,826 $ 21,925 $ 536,017,300
Other Financial Instruments
Assets
Futures Contracts $ 204,625 $ — $ — $ 204,625
  Forward Foreign Currency Contracts — 11,352 — 11,352
Liabilities
Forward Foreign Currency Contracts $ — $ (20,736) $ — $ (20,736)
Total Other Financial Instruments $ 204,625 $ (9,384) $ — $ 195,241
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Construction Materials $ 3,040,466 $ — $ 120 $ 3,040,586
Consumer Finance 2,226,338 — 21,624 2,247,962
Consumer Staples Distribution & Retail 3,250,946 294 — 3,251,240
Diversified Telecommunication Services 2,488,377 236,009 — 2,724,386
Food Products 5,649,486 13,215 — 5,662,701
Health Care Providers & Services 2,946,813 — 932 2,947,745
Hotels, Restaurants & Leisure 5,199,673 1,395 27,866 5,228,934
Industrial REITs 998,359 357,069 — 1,355,428
Marine Transportation 1,084,712 9,415 — 1,094,127
Metals & Mining 10,675,020 — 23,163 10,698,183
Oil, Gas & Consumable Fuels 11,317,519 1,808 — 11,319,327
Real Estate Management & Development 9,124,483 — 38,410 9,162,893
Retail REITs 1,378,815 155,581 — 1,534,396
Transportation Infrastructure 1,979,001 67,748 — 2,046,749
Other* 208,001,678 — — 208,001,678
Rights — 6,972 — 6,972
Warrants 1,788 — — 1,788
Securities Lending Reinvestments
Repurchase Agreements — 3,179,902 — 3,179,902
Total Investments $ 269,363,474 $ 4,029,408 $ 112,115 $ 273,504,997
Other Financial Instruments
Assets
Futures Contracts $ 179,268 $ — $ — $ 179,268
  Forward Foreign Currency Contracts — 21,724 — 21,724
Liabilities
Forward Foreign Currency Contracts $ — $ (354) $ — $ (354)
Total Other Financial Instruments $ 179,268 $ 21,370 $ — $ 200,638

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 541,540,831 $ — $ — $ 541,540,831
Securities Lending Reinvestments
Repurchase Agreements — 29,623,636 — 29,623,636
Total Investments $ 541,540,831 $ 29,623,636 $ — $ 571,164,467
Other Financial Instruments
Assets
Futures Contracts $ 131,315 $ — $ — $ 131,315
Total Other Financial Instruments $ 131,315 $ — $ — $ 131,315
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 121,338,306 $ — $ — $ 121,338,306
Securities Lending Reinvestments
Repurchase Agreements — 4,144,133 — 4,144,133
Total Investments $ 121,338,306 $ 4,144,133 $ — $ 125,482,439
Other Financial Instruments
Assets
Futures Contracts $ 36,603 $ — $ — $ 36,603
Total Other Financial Instruments $ 36,603 $ — $ — $ 36,603
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks* $ 93,688,704 $ — $ — $ 93,688,704
Securities Lending Reinvestments
Repurchase Agreements — 3,352,440 — 3,352,440
Total Investments $ 93,688,704 $ 3,352,440 $ — $ 97,041,144
Other Financial Instruments
Assets
Futures Contracts $ 26,542 $ — $ — $ 26,542
  Forward Foreign Currency Contracts — 4,858 — 4,858
Liabilities
Futures Contracts $ (2,921) $ — $ — $ (2,921)
Forward Foreign Currency Contracts — (3,489) — (3,489)
Total Other Financial Instruments $ 23,621 $ 1,369 $ — $ 24,990

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 68,644,334 $ — $ — $ 68,644,334
Short-Term Investments — 46,345 — 46,345
Total Investments $ 68,644,334 $ 46,345 $ — $ 68,690,679
Other Financial Instruments
Assets
Futures Contracts $ 19,594 $ — $ — $ 19,594
Total Other Financial Instruments $ 19,594 $ — $ — $ 19,594
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks* $ 56,225,778 $ — $ — $ 56,225,778
Securities Lending Reinvestments
Repurchase Agreements — 120,554 — 120,554
Total Investments $ 56,225,778 $ 120,554 $ — $ 56,346,332
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 12,772 $ — $ 12,772
Liabilities
Futures Contracts $ (3,656) $ — $ — $ (3,656)
Forward Foreign Currency Contracts — (2,843) — (2,843)
Total Other Financial Instruments $ (3,656) $ 9,929 $ — $ 6,273
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 4,746,264,587 $ — $ — $ 4,746,264,587
Securities Lending Reinvestments
Certificates of Deposit — 38,503,687 — 38,503,687
Repurchase Agreements — 148,062,881 — 148,062,881
Total Investments $ 4,746,264,587 $ 186,566,568 $ — $ 4,932,831,155
Other Financial Instruments
Assets
Futures Contracts $ 494,559 $ — $ — $ 494,559
  Forward Foreign Currency Contracts — 114,896 — 114,896
Liabilities
Futures Contracts $ (59,833) $ — $ — $ (59,833)
Forward Foreign Currency Contracts — (126,654) — (126,654)
Total Other Financial Instruments $ 434,726 $ (11,758) $ — $ 422,968

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks* $ 2,755,981,671 $ — $ — $ 2,755,981,671
Securities Lending Reinvestments
Certificates of Deposit — 2,999,798 — 2,999,798
Repurchase Agreements — 134,331,109 — 134,331,109
Total Investments $ 2,755,981,671 $ 137,330,907 $ — $ 2,893,312,578
Other Financial Instruments
Assets
Futures Contracts $ 753,960 $ — $ — $ 753,960
  Forward Foreign Currency Contracts — 137,804 — 137,804
Liabilities
Forward Foreign Currency Contracts $ — $ (85,746) $ — $ (85,746)
Total Other Financial Instruments $ 753,960 $ 52,058 $ — $ 806,018
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 366,804,434 $ — $ — $ 366,804,434
Securities Lending Reinvestments
Repurchase Agreements — 31,633,533 — 31,633,533
Total Investments $ 366,804,434 $ 31,633,533 $ — $ 398,437,967
Other Financial Instruments
Assets
Futures Contracts $ 165,936 $ — $ — $ 165,936
  Forward Foreign Currency Contracts — 18,109 — 18,109
Liabilities
Forward Foreign Currency Contracts $ — $ (33,754) $ — $ (33,754)
Total Other Financial Instruments $ 165,936 $ (15,645) $ — $ 150,291
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds $ 7,240,507 $ — $ — $ 7,240,507
Total Investments $ 7,240,507 $ — $ — $ 7,240,507

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks* $ 1,858,608,165 $ — $ — $ 1,858,608,165
Securities Lending Reinvestments
Certificates of Deposit — 15,001,810 — 15,001,810
Repurchase Agreements — 106,539,320 — 106,539,320
Total Investments $ 1,858,608,165 $ 121,541,130 $ — $ 1,980,149,295
Other Financial Instruments
Assets
Futures Contracts $ 491,999 $ — $ — $ 491,999
Total Other Financial Instruments $ 491,999 $ — $ — $ 491,999
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 444,490,998 $ — $ — $ 444,490,998
Securities Lending Reinvestments
Repurchase Agreements — 28,156,143 — 28,156,143
Total Investments $ 444,490,998 $ 28,156,143 $ — $ 472,647,141
Other Financial Instruments
Assets
Futures Contracts $ 223,489 $ — $ — $ 223,489
Total Other Financial Instruments $ 223,489 $ — $ — $ 223,489
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks* $ 742,956,876 $ — $ — $ 742,956,876
Securities Lending Reinvestments
Repurchase Agreements — 23,144,715 — 23,144,715
Total Investments $ 742,956,876 $ 23,144,715 $ — $ 766,101,591
Other Financial Instruments
Assets
Futures Contracts $ 126,394 $ — $ — $ 126,394
  Forward Foreign Currency Contracts — 122,784 — 122,784
Liabilities
Futures Contracts $ (81,367) $ — $ — $ (81,367)
Forward Foreign Currency Contracts — (16,963) — (16,963)
Total Other Financial Instruments $ 45,027 $ 105,821 $ — $ 150,848

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 73,062,585 $ — $ — $ 73,062,585
Securities Lending Reinvestments
Repurchase Agreements — 3,019,316 — 3,019,316
Total Investments $ 73,062,585 $ 3,019,316 $ — $ 76,081,901
Other Financial Instruments
Assets
Futures Contracts $ 14,743 $ — $ — $ 14,743
  Forward Foreign Currency Contracts — 10,632 — 10,632
Liabilities
Futures Contracts $ (5,566) $ — $ — $ (5,566)
Forward Foreign Currency Contracts — (5,369) — (5,369)
Total Other Financial Instruments $ 9,177 $ 5,263 $ — $ 14,440
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,669,234,894 $ — $ 2,669,234,894
Total Investments $ — $ 2,669,234,894 $ — $ 2,669,234,894
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 855,287,851 $ — $ 855,287,851
Total Investments $ — $ 855,287,851 $ — $ 855,287,851
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 82,723,414 $ — $ 82,723,414
Total Investments $ — $ 82,723,414 $ — $ 82,723,414

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 540,104,955 $ — $ 540,104,955
Securities Lending Reinvestments
Certificates of Deposit — 10,999,307 — 10,999,307
Repurchase Agreements — 109,409,813 — 109,409,813
Short-Term Investments — 1,999,764 — 1,999,764
Total Investments $ — $ 662,513,839 $ — $ 662,513,839
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 30,943,358 $ — $ 30,943,358
Total Investments $ — $ 30,943,358 $ — $ 30,943,358
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,212,408,353 $ 307 $ 1,212,408,660
Securities Lending Reinvestments
Certificates of Deposit — 41,003,765 — 41,003,765
Commercial Paper — 4,000,964 — 4,000,964
Repurchase Agreements — 227,310,999 — 227,310,999
Short-Term Investments — 13,998,351 — 13,998,351
Total Investments $ — $ 1,498,722,432 $ 307 $ 1,498,722,739
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 41,283,456 $ — $ 41,283,456
Total Investments $ — $ 41,283,456 $ — $ 41,283,456

Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 92,788,435 $ — $ 92,788,435
Collateralized Mortgage Obligations — 19,153,930 — 19,153,930
Commercial Mortgage-Backed Securities — 6,601,854 — 6,601,854
Corporate Bonds* — 1,162,601,074 — 1,162,601,074
Municipal Bonds — 2,882,626 — 2,882,626
U.S. Treasury Obligations — 20,240,188 — 20,240,188
Short-Term Investments — 38,235,013 — 38,235,013
Total Investments $ — $ 1,342,503,120 $ — $ 1,342,503,120
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds $ 134,501,085 $ — $ — $ 134,501,085
Securities Lending Reinvestments
Repurchase Agreements — 17,885,475 — 17,885,475
Short-Term Investments — 429,946 — 429,946
Total Investments $ 134,501,085 $ 18,315,421 $ — $ 152,816,506
Other Financial Instruments
Assets
Futures Contracts $ 54,517 $ — $ — $ 54,517
Liabilities
Futures Contracts $ (86,265) $ — $ — $ (86,265)
Total Other Financial Instruments $ (31,748) $ — $ — $ (31,748)
* See Schedules of Investments for segregation by industry type.